UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2025

Date of reporting period:	06/30/2025

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML Conservative Allocation Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.14%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$227.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.4%
Equity Funds	40.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDOF

MML Conservative Allocation Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.39%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$227.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.4%
Equity Funds	40.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDOG

MML Balanced Allocation Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.13%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$282.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	50.6%
Fixed Income Funds	49.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDPF

MML Balanced Allocation Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.38%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$282.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	50.6%
Fixed Income Funds	49.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDPG

MML Moderate Allocation Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$956.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.6%
Fixed Income Funds	39.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDQF

MML Moderate Allocation Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.37%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$956.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.6%
Fixed Income Funds	39.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDQG

MML Growth Allocation Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$901.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	75.4%
Fixed Income Funds	24.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDRF

MML Growth Allocation Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.37%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$901.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	75.4%
Fixed Income Funds	24.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDRG

MML Aggressive Allocation Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$124.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.3%
Fixed Income Funds	9.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDSF

MML Aggressive Allocation Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.41%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$124.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.3%
Fixed Income Funds	9.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDSG

MML American Funds Growth Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML American Funds Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$53	1.02%*
*	Annualized
1	The Fund is a feeder fund. The expenses shown in this table reflect the aggregate expenses of both the feeder fund and the master fund.
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$311.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	1
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	100.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-TIM2A

MML American Funds Core Allocation Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML American Funds Core Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$37	0.73%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$568.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	4
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	65.5%
Fixed Income Funds	34.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-TIM4A

MML Blue Chip Growth Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.78%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$490.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	67
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	14.0%
Microsoft Corp.	13.8%
Apple, Inc.	7.8%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	6.7%
Alphabet, Inc. Class C	3.6%
Visa, Inc. Class A	3.2%
Carvana Co.	3.1%
Broadcom, Inc.	3.1%
Netflix, Inc.	2.9%

Sectors (% of Total Investments)
Information Technology	46.8%
Communication Services	15.7%
Consumer Discretionary	15.7%
Financials	8.7%
Health Care	6.8%
Industrials	3.1%
Utilities	0.9%
Consumer Staples	0.8%
Materials	0.7%
Retail	0.2%
Energy	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIOF

MML Blue Chip Growth Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.03%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$490.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	67
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	14.0%
Microsoft Corp.	13.8%
Apple, Inc.	7.8%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	6.7%
Alphabet, Inc. Class C	3.6%
Visa, Inc. Class A	3.2%
Carvana Co.	3.1%
Broadcom, Inc.	3.1%
Netflix, Inc.	2.9%

Sectors (% of Total Investments)
Information Technology	46.8%
Communication Services	15.7%
Consumer Discretionary	15.7%
Financials	8.7%
Health Care	6.8%
Industrials	3.1%
Utilities	0.9%
Consumer Staples	0.8%
Materials	0.7%
Retail	0.2%
Energy	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIOG

MML Equity Income Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.79%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$466.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	124
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
MetLife, Inc.	2.1%
Southern Co.	2.0%
QUALCOMM, Inc.	2.0%
Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Co.	1.9%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Sectors (% of Total Investments)
Financials	22.7%
Industrials	13.5%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.7%
Utilities	5.9%
Communication Services	5.8%
Consumer Discretionary	4.4%
Real Estate	3.7%
Materials	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIJF

MML Equity Income Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.04%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$466.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	124
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
MetLife, Inc.	2.1%
Southern Co.	2.0%
QUALCOMM, Inc.	2.0%
Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Co.	1.9%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Sectors (% of Total Investments)
Financials	22.7%
Industrials	13.5%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.7%
Utilities	5.9%
Communication Services	5.8%
Consumer Discretionary	4.4%
Real Estate	3.7%
Materials	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIJG

MML Equity Index Fund
Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.43%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$640.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	1.9%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	13.9%
Consumer Discretionary	10.3%
Communication Services	9.7%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITI97

MML Equity Index Fund
Class II
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$14	0.28%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$640.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	1.9%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	13.9%
Consumer Discretionary	10.3%
Communication Services	9.7%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITI98

MML Equity Index Fund
Class III
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$7	0.13%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$640.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	1.9%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	13.9%
Consumer Discretionary	10.3%
Communication Services	9.7%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITI99

MML Equity Index Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$35	0.68%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$640.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	1.9%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	13.9%
Consumer Discretionary	10.3%
Communication Services	9.7%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITI9G

MML Focused Equity Fund
Class II
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$45	0.89%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$244.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Broadcom, Inc.	5.3%
Intuit, Inc.	5.2%
TJX Cos., Inc.	5.0%
Microsoft Corp.	5.0%
Linde PLC	4.8%
Texas Instruments, Inc.	4.8%
McDonald’s Corp.	4.6%
Mastercard, Inc. Class A	4.6%
Marsh & McLennan Cos., Inc.	4.5%
Coca-Cola Co.	4.5%

Sectors (% of Total Investments)
Information Technology	27.1%
Financials	25.1%
Health Care	12.2%
Consumer Discretionary	9.6%
Industrials	9.0%
Consumer Staples	8.4%
Materials	4.8%
Communication Services	2.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFS8

MML Focused Equity Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$58	1.14%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$244.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Broadcom, Inc.	5.3%
Intuit, Inc.	5.2%
TJX Cos., Inc.	5.0%
Microsoft Corp.	5.0%
Linde PLC	4.8%
Texas Instruments, Inc.	4.8%
McDonald’s Corp.	4.6%
Mastercard, Inc. Class A	4.6%
Marsh & McLennan Cos., Inc.	4.5%
Coca-Cola Co.	4.5%

Sectors (% of Total Investments)
Information Technology	27.1%
Financials	25.1%
Health Care	12.2%
Consumer Discretionary	9.6%
Industrials	9.0%
Consumer Staples	8.4%
Materials	4.8%
Communication Services	2.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFSG

MML Foreign Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$50	0.92%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$171.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Sony Group Corp.	2.7%
Hitachi Ltd.	2.2%
SAP SE	2.1%
Societe Generale SA	1.9%
Roche Holding AG	1.9%
Nestle SA Registered	1.8%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Heidelberg Materials AG	1.7%
Lloyds Banking Group PLC	1.7%
Seven & i Holdings Co. Ltd.	1.7%

Sectors (% of Total Investments)
Financials	24.4%
Industrials	16.0%
Information Technology	12.0%
Consumer Discretionary	11.4%
Consumer Staples	9.9%
Health Care	9.4%
Materials	6.7%
Energy	6.4%
Utilities	1.7%
Communication Services	1.4%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.2%
United Kingdom	13.5%
Germany	13.1%
United States	12.0%
France	10.9%
Netherlands	3.8%
Australia	3.8%
Ireland	2.7%
Sweden	2.5%
Belgium	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIQF

MML Foreign Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	1.17%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$171.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Sony Group Corp.	2.7%
Hitachi Ltd.	2.2%
SAP SE	2.1%
Societe Generale SA	1.9%
Roche Holding AG	1.9%
Nestle SA Registered	1.8%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Heidelberg Materials AG	1.7%
Lloyds Banking Group PLC	1.7%
Seven & i Holdings Co. Ltd.	1.7%

Sectors (% of Total Investments)
Financials	24.4%
Industrials	16.0%
Information Technology	12.0%
Consumer Discretionary	11.4%
Consumer Staples	9.9%
Health Care	9.4%
Materials	6.7%
Energy	6.4%
Utilities	1.7%
Communication Services	1.4%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.2%
United Kingdom	13.5%
Germany	13.1%
United States	12.0%
France	10.9%
Netherlands	3.8%
Australia	3.8%
Ireland	2.7%
Sweden	2.5%
Belgium	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIQG

MML Fundamental Equity Fund
Class II
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$42	0.81%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$138.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	71
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	9.1%
NVIDIA Corp.	8.2%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.1%
Alphabet, Inc. Class A	3.3%
Meta Platforms, Inc. Class A	3.3%
Broadcom, Inc.	3.0%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.4%
Mastercard, Inc. Class A	2.0%

Sectors (% of Total Investments)
Information Technology	32.8%
Financials	15.3%
Health Care	10.2%
Communication Services	9.0%
Consumer Discretionary	8.7%
Industrials	8.3%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.9%
Materials	2.0%
Real Estate	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFU8

MML Fundamental Equity Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$54	1.06%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$138.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	71
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	9.1%
NVIDIA Corp.	8.2%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.1%
Alphabet, Inc. Class A	3.3%
Meta Platforms, Inc. Class A	3.3%
Broadcom, Inc.	3.0%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.4%
Mastercard, Inc. Class A	2.0%

Sectors (% of Total Investments)
Information Technology	32.8%
Financials	15.3%
Health Care	10.2%
Communication Services	9.0%
Consumer Discretionary	8.7%
Industrials	8.3%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.9%
Materials	2.0%
Real Estate	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFUG

MML Global Fund
Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.81%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$376.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Meta Platforms, Inc. Class A	8.9%
Alphabet, Inc. Class A	8.2%
SAP SE	4.4%
NVIDIA Corp.	4.3%
S&P Global, Inc.	4.0%
Intuit, Inc.	3.5%
Airbus SE	3.2%
Visa, Inc. Class A	3.2%
Analog Devices, Inc.	3.1%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	31.5%
Communication Services	22.2%
Financials	14.0%
Health Care	11.0%
Consumer Discretionary	9.9%
Industrials	6.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	62.2%
France	5.4%
Germany	5.2%
India	3.9%
Japan	3.1%
China	3.0%
Netherlands	2.4%
Italy	1.6%
Sweden	1.6%
Spain	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJK7

MML Global Fund
Class II
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$43	0.80%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$376.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Meta Platforms, Inc. Class A	8.9%
Alphabet, Inc. Class A	8.2%
SAP SE	4.4%
NVIDIA Corp.	4.3%
S&P Global, Inc.	4.0%
Intuit, Inc.	3.5%
Airbus SE	3.2%
Visa, Inc. Class A	3.2%
Analog Devices, Inc.	3.1%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	31.5%
Communication Services	22.2%
Financials	14.0%
Health Care	11.0%
Consumer Discretionary	9.9%
Industrials	6.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	62.2%
France	5.4%
Germany	5.2%
India	3.9%
Japan	3.1%
China	3.0%
Netherlands	2.4%
Italy	1.6%
Sweden	1.6%
Spain	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJK8

MML Global Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$56	1.05%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$376.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Meta Platforms, Inc. Class A	8.9%
Alphabet, Inc. Class A	8.2%
SAP SE	4.4%
NVIDIA Corp.	4.3%
S&P Global, Inc.	4.0%
Intuit, Inc.	3.5%
Airbus SE	3.2%
Visa, Inc. Class A	3.2%
Analog Devices, Inc.	3.1%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	31.5%
Communication Services	22.2%
Financials	14.0%
Health Care	11.0%
Consumer Discretionary	9.9%
Industrials	6.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	62.2%
France	5.4%
Germany	5.2%
India	3.9%
Japan	3.1%
China	3.0%
Netherlands	2.4%
Italy	1.6%
Sweden	1.6%
Spain	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJKG

MML Income & Growth Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$37	0.72%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$131.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Philip Morris International, Inc.	2.5%
Air Products & Chemicals, Inc.	2.4%
Entergy Corp.	2.3%
Fidelity National Information Services, Inc.	2.3%
Wells Fargo & Co.	2.2%
Medtronic PLC	2.2%
Prologis, Inc.	2.1%
Merck & Co., Inc.	2.1%
Xcel Energy, Inc.	2.1%
Chubb Ltd.	2.1%

Sectors (% of Total Investments)
Financials	18.7%
Health Care	13.2%
Industrials	10.4%
Energy	9.0%
Information Technology	8.0%
Utilities	7.9%
Consumer Staples	7.8%
Real Estate	6.8%
Materials	6.2%
Consumer Discretionary	4.4%
Communication Services	3.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYEKF

MML Income & Growth Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$131.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Philip Morris International, Inc.	2.5%
Air Products & Chemicals, Inc.	2.4%
Entergy Corp.	2.3%
Fidelity National Information Services, Inc.	2.3%
Wells Fargo & Co.	2.2%
Medtronic PLC	2.2%
Prologis, Inc.	2.1%
Merck & Co., Inc.	2.1%
Xcel Energy, Inc.	2.1%
Chubb Ltd.	2.1%

Sectors (% of Total Investments)
Financials	18.7%
Health Care	13.2%
Industrials	10.4%
Energy	9.0%
Information Technology	8.0%
Utilities	7.9%
Consumer Staples	7.8%
Real Estate	6.8%
Materials	6.2%
Consumer Discretionary	4.4%
Communication Services	3.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYEKG

MML International Equity Fund
Class II
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$49	0.91%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$253.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	133
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hitachi Ltd.	2.0%
SAP SE	2.0%
BNP Paribas SA	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	2.0%
Air Liquide SA	1.9%
Cie Financiere Richemont SA Registered Class A	1.8%
Capgemini SE	1.7%
Novartis AG Registered	1.7%
Rolls-Royce Holdings PLC	1.6%

Sectors (% of Total Investments)
Financials	21.2%
Industrials	21.2%
Consumer Discretionary	15.0%
Health Care	11.6%
Information Technology	9.0%
Consumer Staples	8.4%
Materials	6.0%
Communication Services	3.1%
Energy	1.7%
Utilities	1.1%
Real Estate	0.2%

Largest Countries (% of Total Investments)
France	16.8%
Japan	14.8%
Germany	13.1%
United Kingdom	11.4%
United States	10.3%
Switzerland	4.6%
Italy	3.5%
Netherlands	3.0%
China	2.5%
Canada	2.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IBLK8

MML International Equity Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$63	1.16%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$253.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	133
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hitachi Ltd.	2.0%
SAP SE	2.0%
BNP Paribas SA	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	2.0%
Air Liquide SA	1.9%
Cie Financiere Richemont SA Registered Class A	1.8%
Capgemini SE	1.7%
Novartis AG Registered	1.7%
Rolls-Royce Holdings PLC	1.6%

Sectors (% of Total Investments)
Financials	21.2%
Industrials	21.2%
Consumer Discretionary	15.0%
Health Care	11.6%
Information Technology	9.0%
Consumer Staples	8.4%
Materials	6.0%
Communication Services	3.1%
Energy	1.7%
Utilities	1.1%
Real Estate	0.2%

Largest Countries (% of Total Investments)
France	16.8%
Japan	14.8%
Germany	13.1%
United Kingdom	11.4%
United States	10.3%
Switzerland	4.6%
Italy	3.5%
Netherlands	3.0%
China	2.5%
Canada	2.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IBLKG

MML Large Cap Growth Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$36	0.70%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$218.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	39
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.0%
Meta Platforms, Inc. Class A	8.4%
Netflix, Inc.	8.0%
Tesla, Inc.	6.4%
Amazon.com, Inc.	5.8%
Oracle Corp.	5.6%
Visa, Inc. Class A	4.9%
Alphabet, Inc. Class A	4.8%
Boeing Co.	4.7%
Microsoft Corp.	4.6%

Sectors (% of Total Investments)
Information Technology	29.6%
Communication Services	24.4%
Consumer Discretionary	15.8%
Health Care	10.3%
Financials	8.6%
Industrials	6.8%
Consumer Staples	2.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIHF

MML Large Cap Growth Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.95%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$218.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	39
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.0%
Meta Platforms, Inc. Class A	8.4%
Netflix, Inc.	8.0%
Tesla, Inc.	6.4%
Amazon.com, Inc.	5.8%
Oracle Corp.	5.6%
Visa, Inc. Class A	4.9%
Alphabet, Inc. Class A	4.8%
Boeing Co.	4.7%
Microsoft Corp.	4.6%

Sectors (% of Total Investments)
Information Technology	29.6%
Communication Services	24.4%
Consumer Discretionary	15.8%
Health Care	10.3%
Financials	8.6%
Industrials	6.8%
Consumer Staples	2.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIHG

MML Managed Volatility Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.86%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$94.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	524
Portfolio Turnover Rate	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.4%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc. Class A	3.1%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	33.3%
Financials	14.1%
Consumer Discretionary	10.4%
Communication Services	9.8%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.5%
Energy	3.0%
Utilities	2.4%
Real Estate	2.1%
Materials	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIAF

MML Managed Volatility Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.11%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$94.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	524
Portfolio Turnover Rate	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.4%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc. Class A	3.1%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	33.3%
Financials	14.1%
Consumer Discretionary	10.4%
Communication Services	9.8%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.5%
Energy	3.0%
Utilities	2.4%
Real Estate	2.1%
Materials	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIAG

MML Mid Cap Growth Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.82%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$301.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.2%
Hologic, Inc.	2.1%
Alnylam Pharmaceuticals, Inc.	1.9%
PTC, Inc.	1.8%
Hilton Worldwide Holdings, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Tyler Technologies, Inc.	1.7%
Agilent Technologies, Inc.	1.6%
Yum! Brands, Inc.	1.6%
Textron, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	19.5%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	14.8%
Financials	8.9%
Energy	4.9%
Communication Services	4.8%
Materials	3.7%
Consumer Staples	3.6%
Real Estate	0.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITMCF

MML Mid Cap Growth Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.07%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$301.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.2%
Hologic, Inc.	2.1%
Alnylam Pharmaceuticals, Inc.	1.9%
PTC, Inc.	1.8%
Hilton Worldwide Holdings, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Tyler Technologies, Inc.	1.7%
Agilent Technologies, Inc.	1.6%
Yum! Brands, Inc.	1.6%
Textron, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	19.5%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	14.8%
Financials	8.9%
Energy	4.9%
Communication Services	4.8%
Materials	3.7%
Consumer Staples	3.6%
Real Estate	0.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITMCG

MML Mid Cap Value Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$45	0.89%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$237.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	117
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	2.7%
Enterprise Products Partners LP	2.1%
Henry Schein, Inc.	2.0%
U.S. Bancorp	2.0%
Truist Financial Corp.	2.0%
Willis Towers Watson PLC	1.8%
Northern Trust Corp.	1.8%
Labcorp Holdings, Inc.	1.7%
Kenvue, Inc.	1.7%
MSC Industrial Direct Co., Inc. Class A	1.6%

Sectors (% of Total Investments)
Industrials	17.4%
Financials	16.7%
Health Care	15.4%
Consumer Staples	10.4%
Real Estate	9.0%
Utilities	8.0%
Information Technology	6.0%
Energy	5.7%
Materials	5.4%
Consumer Discretionary	3.2%
Communication Services	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIMF

MML Mid Cap Value Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.14%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$237.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	117
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	2.7%
Enterprise Products Partners LP	2.1%
Henry Schein, Inc.	2.0%
U.S. Bancorp	2.0%
Truist Financial Corp.	2.0%
Willis Towers Watson PLC	1.8%
Northern Trust Corp.	1.8%
Labcorp Holdings, Inc.	1.7%
Kenvue, Inc.	1.7%
MSC Industrial Direct Co., Inc. Class A	1.6%

Sectors (% of Total Investments)
Industrials	17.4%
Financials	16.7%
Health Care	15.4%
Consumer Staples	10.4%
Real Estate	9.0%
Utilities	8.0%
Information Technology	6.0%
Energy	5.7%
Materials	5.4%
Consumer Discretionary	3.2%
Communication Services	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIMG

MML Small Cap Growth Equity Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$53	1.08%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$137.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	171
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AZEK Co., Inc.	2.1%
Verra Mobility Corp.	1.9%
AvePoint, Inc.	1.7%
American Healthcare REIT, Inc.	1.6%
Cabot Corp.	1.5%
Cadence Bank	1.4%
Zurn Elkay Water Solutions Corp. Class C	1.4%
CyberArk Software Ltd.	1.3%
Phillips Edison & Co., Inc.	1.3%
ExlService Holdings, Inc.	1.2%

Sectors (% of Total Investments)
Industrials	25.5%
Health Care	19.2%
Information Technology	13.7%
Financials	12.2%
Consumer Discretionary	11.4%
Real Estate	5.0%
Energy	3.1%
Consumer Staples	2.7%
Communication Services	2.4%
Materials	1.9%
Utilities	1.3%
Exchange-Traded Funds	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJCF

MML Small Cap Growth Equity Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$65	1.33%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$137.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	171
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AZEK Co., Inc.	2.1%
Verra Mobility Corp.	1.9%
AvePoint, Inc.	1.7%
American Healthcare REIT, Inc.	1.6%
Cabot Corp.	1.5%
Cadence Bank	1.4%
Zurn Elkay Water Solutions Corp. Class C	1.4%
CyberArk Software Ltd.	1.3%
Phillips Edison & Co., Inc.	1.3%
ExlService Holdings, Inc.	1.2%

Sectors (% of Total Investments)
Industrials	25.5%
Health Care	19.2%
Information Technology	13.7%
Financials	12.2%
Consumer Discretionary	11.4%
Real Estate	5.0%
Energy	3.1%
Consumer Staples	2.7%
Communication Services	2.4%
Materials	1.9%
Utilities	1.3%
Exchange-Traded Funds	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJCG

MML Small Company Value Fund
Class II
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$47	0.99%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$55.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	105
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Old National Bancorp	3.1%
Axis Capital Holdings Ltd.	2.8%
Timken Co.	2.6%
Webster Financial Corp.	2.5%
FNB Corp.	2.5%
Graphic Packaging Holding Co.	2.5%
SouthState Corp.	2.5%
EVERTEC, Inc.	2.2%
Enovis Corp.	2.0%
Brink’s Co.	2.0%

Sectors (% of Total Investments)
Financials	36.6%
Industrials	17.2%
Consumer Discretionary	10.8%
Energy	10.1%
Real Estate	6.2%
Materials	4.8%
Information Technology	4.5%
Health Care	3.4%
Consumer Staples	3.0%
Communication Services	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJY8

MML Small Company Value Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$59	1.24%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$55.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	105
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Old National Bancorp	3.1%
Axis Capital Holdings Ltd.	2.8%
Timken Co.	2.6%
Webster Financial Corp.	2.5%
FNB Corp.	2.5%
Graphic Packaging Holding Co.	2.5%
SouthState Corp.	2.5%
EVERTEC, Inc.	2.2%
Enovis Corp.	2.0%
Brink’s Co.	2.0%

Sectors (% of Total Investments)
Financials	36.6%
Industrials	17.2%
Consumer Discretionary	10.8%
Energy	10.1%
Real Estate	6.2%
Materials	4.8%
Information Technology	4.5%
Health Care	3.4%
Consumer Staples	3.0%
Communication Services	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJYG

MML Small/Mid Cap Value Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.83%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$121.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	94
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BJ’s Wholesale Club Holdings, Inc.	2.0%
Encompass Health Corp.	1.8%
TXNM Energy, Inc.	1.7%
Jones Lang LaSalle, Inc.	1.6%
IDACORP, Inc.	1.5%
Hanover Insurance Group, Inc.	1.5%
Tenet Healthcare Corp.	1.5%
Nexstar Media Group, Inc.	1.5%
Pentair PLC	1.5%
CACI International, Inc. Class A	1.4%

Sectors (% of Total Investments)
Industrials	19.8%
Financials	19.3%
Information Technology	12.8%
Consumer Discretionary	9.2%
Real Estate	8.8%
Health Care	7.1%
Consumer Staples	5.6%
Materials	4.7%
Utilities	4.3%
Energy	4.1%
Communication Services	2.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDEF

MML Small/Mid Cap Value Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.08%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$121.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	94
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BJ’s Wholesale Club Holdings, Inc.	2.0%
Encompass Health Corp.	1.8%
TXNM Energy, Inc.	1.7%
Jones Lang LaSalle, Inc.	1.6%
IDACORP, Inc.	1.5%
Hanover Insurance Group, Inc.	1.5%
Tenet Healthcare Corp.	1.5%
Nexstar Media Group, Inc.	1.5%
Pentair PLC	1.5%
CACI International, Inc. Class A	1.4%

Sectors (% of Total Investments)
Industrials	19.8%
Financials	19.3%
Information Technology	12.8%
Consumer Discretionary	9.2%
Real Estate	8.8%
Health Care	7.1%
Consumer Staples	5.6%
Materials	4.7%
Utilities	4.3%
Energy	4.1%
Communication Services	2.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDEG

MML Sustainable Equity Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$28	0.56%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$137.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	106
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.6%
NVIDIA Corp.	7.1%
Apple, Inc.	4.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. Class A	2.9%
Mastercard, Inc. Class A	1.9%
JPMorgan Chase & Co.	1.7%
Home Depot, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	33.3%
Financials	15.1%
Consumer Discretionary	11.6%
Health Care	9.5%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	2.3%
Real Estate	2.0%
Utilities	1.4%
Exchange-Traded Funds	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJRF

MML Sustainable Equity Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$137.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	106
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.6%
NVIDIA Corp.	7.1%
Apple, Inc.	4.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. Class A	2.9%
Mastercard, Inc. Class A	1.9%
JPMorgan Chase & Co.	1.7%
Home Depot, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	33.3%
Financials	15.1%
Consumer Discretionary	11.6%
Health Care	9.5%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	2.3%
Real Estate	2.0%
Utilities	1.4%
Exchange-Traded Funds	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJRG

MML Total Return Bond Fund
Class II
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$30	0.60%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$382.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	661
Portfolio Turnover Rate	276%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	30.5%
U.S. Government Agency Obligations and Instrumentalities	30.3%
Non-U.S. Government Agency Obligations	14.9%
Corporate Debt	13.1%
Repurchase Agreement	8.5%
Bank Loans	1.3%
Sovereign Debt Obligations	0.5%
Municipal Obligations	0.5%
U.S. Treasury Bills	0.2%
Investment of Cash Collateral from Securities Loaned	0.1%
Common Stock	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFIF

MML Total Return Bond Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$43	0.85%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$382.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	661
Portfolio Turnover Rate	276%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	30.5%
U.S. Government Agency Obligations and Instrumentalities	30.3%
Non-U.S. Government Agency Obligations	14.9%
Corporate Debt	13.1%
Repurchase Agreement	8.5%
Bank Loans	1.3%
Sovereign Debt Obligations	0.5%
Municipal Obligations	0.5%
U.S. Treasury Bills	0.2%
Investment of Cash Collateral from Securities Loaned	0.1%
Common Stock	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFIG

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Portfolios of Investments (Unaudited)
MML Conservative Allocation Fund	1
MML Balanced Allocation Fund	2
MML Moderate Allocation Fund	3
MML Growth Allocation Fund	4
MML Aggressive Allocation Fund	5
MML American Funds Growth Fund	6
MML American Funds Core Allocation Fund	7
MML Blue Chip Growth Fund	8
MML Equity Income Fund	10
MML Equity Index Fund	13
MML Focused Equity Fund	20
MML Foreign Fund	21
MML Fundamental Equity Fund	24
MML Global Fund	26
MML Income & Growth Fund	28
MML International Equity Fund	30
MML Large Cap Growth Fund	33
MML Managed Volatility Fund	35
MML Mid Cap Growth Fund	43
MML Mid Cap Value Fund	46
MML Small Cap Growth Equity Fund	49
MML Small Company Value Fund	52
MML Small/Mid Cap Value Fund	55
MML Sustainable Equity Fund	57
MML Total Return Bond Fund	60
Statements of Assets and Liabilities (Unaudited)	81
Statements of Operations (Unaudited)	93
Statements of Changes in Net Assets	99
Financial Highlights	112
Notes to Financial Statements (Unaudited)	137
Financial Statements and Financial Highlights for the American Funds Insurance Series — Growth Fund (Master Fund of the MML American Funds Growth Fund).*
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.	178
Item 9. Proxy Disclosures for Open-End Management Investment Companies.	179
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.	180
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.	181

*	Included in the document titled “American Funds Insurance Series® Financial Statements and Other Information N-CSR Items 7-11 for the six months ended June 30, 2025” that is filed herewith.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 40.7%
Fidelity VIP Emerging Markets Portfolio, Initial Class	133,686	$1,776,681
MML Blue Chip Growth Fund, Initial Class (a)	446,838	9,709,792
MML Equity Income Fund, Initial Class (a)	1,372,880	14,717,276
MML Focused Equity Fund, Class II (a)	1,673,075	12,932,871
MML Foreign Fund, Initial Class (a)	391,956	4,531,008
MML Fundamental Equity Fund, Class II (a)	505,534	6,233,236
MML Global Fund, Class I (a)	1,049,604	5,048,596
MML Income & Growth Fund, Initial Class (a)	317,252	3,270,863
MML International Equity Fund, Class II (a)	1,071,272	12,983,817
MML Large Cap Growth Fund, Initial Class (a)	389,511	7,209,853
MML Mid Cap Growth Fund, Initial Class (a)	475,686	5,479,900
MML Mid Cap Value Fund, Initial Class (a)	502,994	4,189,941
MML Small Cap Growth Equity Fund, Initial Class (a)	108,970	1,144,930
MML Small Company Value Fund, Class II (a)	246,097	2,072,135
MML Small/Mid Cap Value Fund, Initial Class (a)	145,336	1,312,387
		92,613,286
Fixed Income Funds — 59.4%
Invesco V.I. Global Strategic Income Fund, Series I	1,016,995	4,708,687

	Number of Shares	Value
MassMutual High Yield Fund, Class I (a)	84,017	$683,901
MML Inflation-Protected and Income Fund, Initial Class (a)	576,863	5,168,692
MML Managed Bond Fund, Initial Class (a)	5,113,040	57,302,645
MML Short-Duration Bond Fund, Class II (a)	1,293,439	12,158,330
MML Total Return Bond Fund, Class II (a)	5,701,109	51,880,091
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	454,071	3,364,669
		135,267,015
TOTAL MUTUAL FUNDS (Cost $222,400,965)		227,880,301
TOTAL LONG-TERM INVESTMENTS (Cost $222,400,965)		227,880,301
TOTAL INVESTMENTS — 100.1% (Cost $222,400,965) (b)		227,880,301
Other Assets/ (Liabilities) — (0.1)%		(187,920)
NET ASSETS — 100.0%		$227,692,381

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 50.6%
Fidelity VIP Emerging Markets Portfolio, Initial Class	205,458	$2,730,533
MML Blue Chip Growth Fund, Initial Class (a)	683,124	14,844,289
MML Equity Income Fund, Initial Class (a)	2,109,657	22,615,520
MML Focused Equity Fund, Class II (a)	2,597,957	20,082,204
MML Foreign Fund, Initial Class (a)	600,912	6,946,545
MML Fundamental Equity Fund, Class II (a)	776,370	9,572,638
MML Global Fund, Class I (a)	1,610,604	7,747,006
MML Income & Growth Fund, Initial Class (a)	469,578	4,841,346
MML International Equity Fund, Class II (a)	1,690,795	20,492,431
MML Large Cap Growth Fund, Initial Class (a)	607,247	11,240,144
MML Mid Cap Growth Fund, Initial Class (a)	727,490	8,380,683
MML Mid Cap Value Fund, Initial Class (a)	770,613	6,419,206
MML Small Cap Growth Equity Fund, Initial Class (a)	165,878	1,742,849
MML Small Company Value Fund, Class II (a)	375,525	3,161,922
MML Small/Mid Cap Value Fund, Initial Class (a)	219,459	1,981,714
		142,799,030
Fixed Income Funds — 49.5%
Invesco V.I. Global Strategic Income Fund, Series I	1,039,191	4,811,455

	Number of Shares	Value
MassMutual High Yield Fund, Class I (a)	87,291	$710,550
MML Inflation-Protected and Income Fund, Initial Class (a)	589,323	5,280,333
MML Managed Bond Fund, Initial Class (a)	5,274,353	59,110,503
MML Short-Duration Bond Fund, Class II (a)	1,320,060	12,408,559
MML Total Return Bond Fund, Class II (a)	5,876,832	53,479,176
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	489,861	3,629,870
		139,430,446
TOTAL MUTUAL FUNDS (Cost $274,917,677)		282,229,476
TOTAL LONG-TERM INVESTMENTS (Cost $274,917,677)		282,229,476
TOTAL INVESTMENTS — 100.1% (Cost $274,917,677) (b)		282,229,476
Other Assets/ (Liabilities) — (0.1)%		(222,857)
NET ASSETS — 100.0%		$282,006,619

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
2

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 60.7%
Fidelity VIP Emerging Markets Portfolio, Initial Class	824,379	$10,955,997
MML Blue Chip Growth Fund, Initial Class (a)	2,802,374	60,895,579
MML Equity Income Fund, Initial Class (a)	8,677,547	93,023,300
MML Focused Equity Fund, Class II (a)	10,476,064	80,979,973
MML Foreign Fund, Initial Class (a)	2,393,020	27,663,308
MML Fundamental Equity Fund, Class II (a)	3,180,981	39,221,495
MML Global Fund, Class I (a)	6,449,937	31,024,195
MML Income & Growth Fund, Initial Class (a)	1,976,436	20,377,058
MML International Equity Fund, Class II (a)	6,840,447	82,906,223
MML Large Cap Growth Fund, Initial Class (a)	2,481,049	45,924,224
MML Mid Cap Growth Fund, Initial Class (a)	2,932,333	33,780,479
MML Mid Cap Value Fund, Initial Class (a)	3,065,497	25,535,593
MML Small Cap Growth Equity Fund, Initial Class (a)	663,413	6,970,364
MML Small Company Value Fund, Class II (a)	1,506,197	12,682,178
MML Small/Mid Cap Value Fund, Initial Class (a)	889,562	8,032,747
		579,972,713
Fixed Income Funds — 39.4%
Invesco V.I. Global Strategic Income Fund, Series I	2,777,691	12,860,711

	Number of Shares	Value
MassMutual High Yield Fund, Class I (a)	231,516	$1,884,539
MML Inflation-Protected and Income Fund, Initial Class (a)	1,574,561	14,108,065
MML Managed Bond Fund, Initial Class (a)	14,261,384	159,829,575
MML Short-Duration Bond Fund, Class II (a)	3,539,180	33,268,291
MML Total Return Bond Fund, Class II (a)	15,814,108	143,908,384
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,496,627	11,090,005
		376,949,570
TOTAL MUTUAL FUNDS (Cost $909,294,923)		956,922,283
TOTAL LONG-TERM INVESTMENTS (Cost $909,294,923)		956,922,283
TOTAL INVESTMENTS — 100.1% (Cost $909,294,923) (b)		956,922,283
Other Assets/ (Liabilities) — (0.1)%		(728,163)
NET ASSETS — 100.0%		$956,194,120

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
3

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 75.5%
Fidelity VIP Emerging Markets Portfolio, Initial Class	1,031,591	$13,709,841
MML Blue Chip Growth Fund, Initial Class (a)	3,311,548	71,959,938
MML Equity Income Fund, Initial Class (a)	10,103,869	108,313,476
MML Focused Equity Fund, Class II (a)	12,179,347	94,146,354
MML Foreign Fund, Initial Class (a)	2,752,223	31,815,699
MML Fundamental Equity Fund, Class II (a)	3,702,804	45,655,572
MML Global Fund, Class I (a)	7,461,994	35,892,192
MML Income & Growth Fund, Initial Class (a)	2,369,380	24,428,313
MML International Equity Fund, Class II (a)	8,025,514	97,269,225
MML Large Cap Growth Fund, Initial Class (a)	2,988,081	55,309,373
MML Mid Cap Growth Fund, Initial Class (a)	3,441,569	39,646,880
MML Mid Cap Value Fund, Initial Class (a)	3,555,462	29,617,002
MML Small Cap Growth Equity Fund, Initial Class (a)	771,981	8,111,070
MML Small Company Value Fund, Class II (a)	1,852,952	15,601,852
MML Small/Mid Cap Value Fund, Initial Class (a)	1,029,206	9,293,730
		680,770,517
Fixed Income Funds — 24.6%
Invesco V.I. Global Strategic Income Fund, Series I	1,612,675	7,466,685

	Number of Shares	Value
MassMutual High Yield Fund, Class I (a)	133,417	$1,086,012
MML Inflation-Protected and Income Fund, Initial Class (a)	914,617	8,194,964
MML Managed Bond Fund, Initial Class (a)	8,309,560	93,126,541
MML Short-Duration Bond Fund, Class II (a)	2,095,386	19,696,624
MML Total Return Bond Fund, Class II (a)	9,262,618	84,289,828
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,041,715	7,719,111
		221,579,765
TOTAL MUTUAL FUNDS (Cost $843,294,175)		902,350,282
TOTAL LONG-TERM INVESTMENTS (Cost $843,294,175)		902,350,282
TOTAL INVESTMENTS — 100.1% (Cost $843,294,175) (b)		902,350,282
Other Assets/ (Liabilities) — (0.1)%		(560,380)
NET ASSETS — 100.0%		$901,789,902

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 90.4%
Fidelity VIP Emerging Markets Portfolio, Initial Class	172,268	$2,289,437
MML Blue Chip Growth Fund, Initial Class (a)	549,863	11,948,514
MML Equity Income Fund, Initial Class (a)	1,659,030	17,784,798
MML Focused Equity Fund, Class II (a)	1,961,037	15,158,815
MML Foreign Fund, Initial Class (a)	481,852	5,570,208
MML Fundamental Equity Fund, Class II (a)	630,269	7,771,217
MML Global Fund, Class I (a)	1,208,508	5,812,923
MML Income & Growth Fund, Initial Class (a)	378,697	3,904,364
MML International Equity Fund, Class II (a)	1,338,875	16,227,165
MML Large Cap Growth Fund, Initial Class (a)	509,344	9,427,958
MML Mid Cap Growth Fund, Initial Class (a)	561,634	6,470,028
MML Mid Cap Value Fund, Initial Class (a)	577,009	4,806,483
MML Small Cap Growth Equity Fund, Initial Class (a)	125,708	1,320,792
MML Small Company Value Fund, Class II (a)	285,618	2,404,901
MML Small/Mid Cap Value Fund, Initial Class (a)	168,200	1,518,846
		112,416,449
Fixed Income Funds — 9.7%
Invesco V.I. Global Strategic Income Fund, Series I	86,919	402,434

	Number of Shares	Value
MassMutual High Yield Fund, Class I (a)	7,092	$57,729
MML Inflation-Protected and Income Fund, Initial Class (a)	49,317	441,884
MML Managed Bond Fund, Initial Class (a)	438,622	4,915,703
MML Short-Duration Bond Fund, Class II (a)	107,605	1,011,488
MML Total Return Bond Fund, Class II (a)	485,160	4,414,957
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	103,674	768,221
		12,012,416
TOTAL MUTUAL FUNDS (Cost $113,748,910)		124,428,865
TOTAL LONG-TERM INVESTMENTS (Cost $113,748,910)		124,428,865
TOTAL INVESTMENTS — 100.1% (Cost $113,748,910) (b)		124,428,865
Other Assets/ (Liabilities) — (0.1)%		(87,226)
NET ASSETS — 100.0%		$124,341,639

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
5

MML American Funds Growth Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 100.1%
American Funds Insurance Series® - Growth Fund, Class 1	2,416,593	$311,957,976
		311,957,976
TOTAL MUTUAL FUNDS (Cost $232,717,258)		311,957,976
TOTAL INVESTMENTS — 100.1% (Cost $232,717,258) (a)		311,957,976
Other Assets/ (Liabilities) — (0.1)%		(316,061)
NET ASSETS — 100.0%		$311,641,915

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
6

MML American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 65.6%
American Funds Insurance Series® Growth-Income Fund, Class 1	2,542,973	$158,681,546
American Funds Insurance Series® International Fund, Class 1	2,834,301	56,686,022
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	9,188,173	157,117,766
		372,485,334
Fixed Income Funds — 34.5%
American Funds Insurance Series® The Bond Fund Of America, Class 1	20,487,409	196,269,377
TOTAL MUTUAL FUNDS (Cost $523,423,000)		568,754,711
TOTAL LONG-TERM INVESTMENTS (Cost $523,423,000)		568,754,711
TOTAL INVESTMENTS — 100.1% (Cost $523,423,000) (a)		568,754,711
Other Assets/ (Liabilities) — (0.1)%		(646,338)
NET ASSETS — 100.0%		$568,108,373

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
7

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Communication Services — 15.7%
Alphabet, Inc. Class A	26,748	$4,713,800
Alphabet, Inc. Class C	99,053	17,571,012
Meta Platforms, Inc. Class A	44,860	33,110,717
Netflix, Inc. (a)	10,811	14,477,334
Sea Ltd. ADR (a)	14,604	2,335,764
T-Mobile US, Inc.	20,835	4,964,147
		77,172,774
Consumer Discretionary — 15.7%
Amazon.com, Inc. (a)	160,038	35,110,737
Booking Holdings, Inc.	883	5,111,899
Carvana Co. (a)	45,105	15,198,581
Chipotle Mexican Grill, Inc. (a)	69,755	3,916,743
DoorDash, Inc., Class A (a)	10,911	2,689,671
Ross Stores, Inc.	13,903	1,773,745
Tesla, Inc. (a)	35,779	11,365,557
TJX Cos., Inc.	15,829	1,954,723
		77,121,656
Consumer Staples — 0.8%
Colgate-Palmolive Co.	19,375	1,761,187
Mondelez International, Inc. Class A	14,843	1,001,012
Procter & Gamble Co.	8,615	1,372,542
		4,134,741
Energy — 0.2%
Schlumberger NV	23,471	793,320
Financials — 8.7%
Adyen NV ADR (a)	52,428	959,957
Charles Schwab Corp.	19,532	1,782,100
Chubb Ltd.	15,484	4,486,025
Fiserv, Inc. (a)	5,235	902,566
Goldman Sachs Group, Inc.	2,564	1,814,671
Marsh & McLennan Cos., Inc.	8,463	1,850,350
Mastercard, Inc. Class A	20,778	11,675,989
Morgan Stanley	13,987	1,970,209
S&P Global, Inc.	3,098	1,633,544
Visa, Inc. Class A	43,881	15,579,949
		42,655,360
Health Care — 6.8%
Danaher Corp.	13,302	2,627,677
Elevance Health, Inc.	2,559	995,349
Eli Lilly & Co.	17,902	13,955,146
Intuitive Surgical, Inc. (a)	13,580	7,379,508
Stryker Corp.	6,579	2,602,850

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	5,497	$2,228,813
UnitedHealth Group, Inc.	11,059	3,450,076
		33,239,419
Industrials — 3.1%
Cintas Corp.	5,907	1,316,493
GE Vernova, Inc.	5,472	2,895,509
General Electric Co.	31,394	8,080,501
Old Dominion Freight Line, Inc.	6,728	1,091,954
TransDigm Group, Inc.	934	1,420,278
Veralto Corp.	3,266	329,703
		15,134,438
Information Technology — 46.9%
Apple, Inc.	185,910	38,143,155
ASML Holding NV	5,191	4,160,015
Broadcom, Inc.	54,924	15,139,801
Confluent, Inc. Class A (a)	12,802	319,154
Crowdstrike Holdings, Inc. Class A (a)	3,952	2,012,793
Datadog, Inc. Class A (a)	5,411	726,860
Intuit, Inc.	4,546	3,580,566
Microsoft Corp.	136,437	67,865,128
Monolithic Power Systems, Inc.	2,952	2,159,034
NVIDIA Corp.	436,954	69,034,362
Palantir Technologies, Inc. Class A (a)	5,400	736,128
Roper Technologies, Inc.	4,377	2,481,059
ServiceNow, Inc. (a)	9,941	10,220,143
Shopify, Inc. Class A (a)	32,318	3,727,881
Synopsys, Inc. (a)	7,487	3,838,435
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	10,706	2,424,802
TE Connectivity PLC	11,279	1,902,429
Texas Instruments, Inc.	6,890	1,430,502
		229,902,247
Materials — 0.7%
Linde PLC (LIN US)	3,867	1,814,319
Sherwin-Williams Co.	4,982	1,710,620
		3,524,939
Utilities — 0.9%
Constellation Energy Corp.	13,602	4,390,182
TOTAL COMMON STOCK (Cost $267,731,752)		488,069,076
TOTAL EQUITIES (Cost $267,731,752)		488,069,076

The accompanying notes are an integral part of the financial statements.
8

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 0.2%
Corporate Debt — 0.2%
Retail — 0.2%
Carvana Co.
PIK 12.000%, Cash 9.000% 12/01/28 (b) (c)	$208,489	$213,841
PIK 13.000%, Cash 9.000% 6/01/30 (b) (c)	367,750	386,633
PIK 14.000%, Cash 9.000% 6/01/31 (b) (c)	468,897	555,451
		1,155,925
TOTAL CORPORATE DEBT (Cost $1,101,019)		1,155,925
TOTAL BONDS & NOTES (Cost $1,101,019)		1,155,925
TOTAL LONG-TERM INVESTMENTS (Cost $268,832,771)		489,225,001
	Number of Shares
Short-Term Investments — 0.5%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.200% (d)	115	115
	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (e)	$ 2,537,487	2,537,487
TOTAL SHORT-TERM INVESTMENTS (Cost $2,537,602)		2,537,602
TOTAL INVESTMENTS — 100.2% (Cost $271,370,373) (f)		491,762,603
Other Assets/(Liabilities) — (0.2)%		(1,133,347)
NET ASSETS — 100.0%		$490,629,256

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment in kind

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $1,155,925 or 0.24% of net assets.

(d)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(e)
Maturity value of $2,537,681. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $2,588,362.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
9

MML Equity Income Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 97.4%
Communication Services — 5.8%
Alphabet, Inc. Class A	31,650	$5,577,679
Alphabet, Inc. Class C	24,560	4,356,698
AT&T, Inc.	22,575	653,321
Comcast Corp. Class A	74,689	2,665,650
Meta Platforms, Inc. Class A	3,552	2,621,696
News Corp. Class A	168,226	4,999,677
Verizon Communications, Inc.	27,079	1,171,708
Walt Disney Co.	41,059	5,091,727
		27,138,156
Consumer Discretionary — 4.4%
Amazon.com, Inc. (a)	35,002	7,679,089
Home Depot, Inc.	9,877	3,621,303
Las Vegas Sands Corp.	117,388	5,107,552
Mattel, Inc. (a)	95,335	1,880,006
Volkswagen AG ADR	204,340	2,149,657
		20,437,607
Consumer Staples — 8.8%
Colgate-Palmolive Co.	56,484	5,134,396
Conagra Brands, Inc.	68,257	1,397,221
Dollar General Corp.	11,311	1,293,752
Kenvue, Inc.	297,964	6,236,386
Keurig Dr. Pepper, Inc.	12,277	405,878
Kimberly-Clark Corp.	61,355	7,909,887
Philip Morris International, Inc.	39,353	7,167,362
Procter & Gamble Co.	30,744	4,898,134
Tyson Foods, Inc. Class A	62,964	3,522,206
Walmart, Inc.	28,998	2,835,424
		40,800,646
Energy — 8.7%
Chevron Corp.	8,009	1,146,809
ConocoPhillips	65,890	5,912,969
EOG Resources, Inc.	14,614	1,747,981
EQT Corp.	45,542	2,656,009
Expand Energy Corp.	21,485	2,512,456
Exxon Mobil Corp.	55,914	6,027,529
Hess Corp.	11,581	1,604,432
Phillips 66	16,327	1,947,811
Schlumberger NV	92,215	3,116,867
South Bow Corp. (SOBO CN) (b)	80,843	2,098,623
TC Energy Corp. (b)	39,931	1,948,233
TotalEnergies SE	97,982	6,026,613
TotalEnergies SE Sponsored ADR	16,079	987,090
Williams Cos., Inc.	44,190	2,775,574
		40,508,996

	Number of Shares	Value
Financials — 22.6%
Allstate Corp.	13,328	$2,683,060
American International Group, Inc.	64,007	5,478,359
Apollo Global Management, Inc.	8,538	1,211,286
Bank of America Corp.	105,523	4,993,348
Charles Schwab Corp.	96,080	8,766,339
Chubb Ltd.	24,484	7,093,504
Citigroup, Inc.	93,532	7,961,444
Corebridge Financial, Inc.	56,220	1,995,810
Equitable Holdings, Inc.	124,642	6,992,416
Fifth Third Bancorp	112,752	4,637,490
Fiserv, Inc. (a)	23,272	4,012,325
Global Payments, Inc.	7,190	575,488
Hartford Insurance Group, Inc.	40,605	5,151,556
Huntington Bancshares, Inc.	276,211	4,629,296
JP Morgan Chase & Co.	30,011	8,700,489
Loews Corp.	49,421	4,529,929
MetLife, Inc.	122,481	9,849,922
Morgan Stanley	7,616	1,072,790
State Street Corp.	21,940	2,333,100
US Bancorp	91,739	4,151,190
Wells Fargo & Co.	107,589	8,620,031
		105,439,172
Health Care — 12.8%
AstraZeneca PLC Sponsored ADR	38,828	2,713,301
Becton Dickinson & Co.	37,440	6,449,040
Biogen, Inc. (a)	9,665	1,213,827
Bristol-Myers Squibb Co.	39,296	1,819,012
Cardinal Health, Inc.	2,759	463,512
Cigna Group	15,490	5,120,684
CVS Health Corp.	89,113	6,147,015
Elevance Health, Inc.	21,549	8,381,699
Humana, Inc.	2,582	631,247
Johnson & Johnson	13,615	2,079,691
Medtronic PLC	42,569	3,710,740
Merck & Co., Inc.	35,744	2,829,495
Sanofi SA	20,193	1,953,826
Sanofi SA ADR	22,035	1,064,511
Thermo Fisher Scientific, Inc.	4,899	1,986,348
UnitedHealth Group, Inc.	11,646	3,633,203
Viatris, Inc.	359,656	3,211,728
Zimmer Biomet Holdings, Inc.	67,915	6,194,527
		59,603,406
Industrials — 12.9%
3M Co.	8,298	1,263,288
AGCO Corp.	20,589	2,123,961
Boeing Co. (a)	30,128	6,312,720
CSX Corp.	135,380	4,417,449

The accompanying notes are an integral part of the financial statements.
10

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cummins, Inc.	8,828	$2,891,170
Ferguson Enterprises, Inc.	3,769	820,700
Fortive Corp.	56,442	2,942,322
General Electric Co.	23,061	5,935,671
L3Harris Technologies, Inc.	32,091	8,049,706
Norfolk Southern Corp.	10,185	2,607,054
Rockwell Automation, Inc.	9,518	3,161,594
Siemens AG Sponsored ADR	1	129
Siemens AG Registered	23,243	5,961,256
Southwest Airlines Co. (b)	147,632	4,789,182
Stanley Black & Decker, Inc.	76,987	5,215,869
United Parcel Service, Inc. Class B	37,648	3,800,189
		60,292,260
Information Technology — 9.0%
Accenture PLC Class A	13,015	3,890,053
Adobe, Inc. (a)	3,563	1,378,454
Advanced Micro Devices, Inc. (a)	15,322	2,174,192
Applied Materials, Inc.	17,389	3,183,404
Intel Corp.	75,311	1,686,966
Microsoft Corp.	9,925	4,936,794
QUALCOMM, Inc.	57,103	9,094,224
Ralliant Corp. (a)	18,814	912,291
Salesforce, Inc.	18,607	5,073,943
Samsung Electronics Co. Ltd.	89,184	3,953,940
TE Connectivity PLC	6,200	1,045,754
Texas Instruments, Inc.	22,867	4,747,647
		42,077,662
Materials — 3.0%
CF Industries Holdings, Inc.	69,548	6,398,416
International Paper Co.	129,296	6,054,932
West Fraser Timber Co. Ltd. (WFG US) (b)	21,884	1,604,097
		14,057,445
Real Estate — 3.7%
Equity Residential	102,241	6,900,245
Rayonier, Inc.	103,733	2,300,798
Rexford Industrial Realty, Inc.	69,306	2,465,214
Sun Communities, Inc.	6,462	817,378
Weyerhaeuser Co.	180,646	4,640,796
		17,124,431
Utilities — 5.7%
Ameren Corp.	59,566	5,720,719
Dominion Energy, Inc.	60,405	3,414,091
NextEra Energy, Inc.	41,649	2,891,273
PG&E Corp.	17,700	246,738
Sempra	50,638	3,836,841
Southern Co.	102,970	9,455,735

	Number of Shares	Value
Xcel Energy, Inc.	14,828	$1,009,787
		26,575,184
TOTAL COMMON STOCK (Cost $392,527,351)		454,054,965
Preferred Stock — 0.6%
Industrials — 0.5%
Boeing Co. Convertible
6.000%	32,577	2,215,236
Utilities — 0.1%
NextEra Energy, Inc. Convertible
6.926%	19,201	763,048
TOTAL PREFERRED STOCK (Cost $2,645,534)		2,978,284
TOTAL EQUITIES (Cost $395,172,885)		457,033,249
TOTAL LONG-TERM INVESTMENTS (Cost $395,172,885)		457,033,249
Short-Term Investments — 1.5%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	3,391,593	3,391,593
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.200% (d)	16,035	16,035

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (e)	$ 3,804,512	3,804,512
TOTAL SHORT-TERM INVESTMENTS (Cost $7,212,140)		7,212,140
TOTAL INVESTMENTS — 99.5% (Cost $402,385,025) (f)		464,245,389
Other Assets/(Liabilities) — 0.5%		2,107,173
NET ASSETS — 100.0%		$466,352,562

The accompanying notes are an integral part of the financial statements.
11

MML Equity Income Fund – Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $10,108,802 or 2.17% of net assets. The Fund received $7,019,053 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(e)
Maturity value of $3,804,803. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $3,880,730.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
12

MML Equity Index Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.3%
Common Stock — 99.3%
Communication Services — 9.7%
Alphabet, Inc. Class A	70,495	$12,423,334
Alphabet, Inc. Class C	56,865	10,087,282
AT&T, Inc.	86,979	2,517,172
Charter Communications, Inc. Class A (a)	1,179	481,987
Comcast Corp. Class A	45,110	1,609,976
Electronic Arts, Inc.	2,764	441,411
Fox Corp. Class A	2,686	150,523
Fox Corp. Class B	1,590	82,092
Interpublic Group of Cos., Inc.	4,708	115,252
Live Nation Entertainment, Inc. (a)	1,860	281,381
Match Group, Inc.	3,223	99,558
Meta Platforms, Inc. Class A	26,298	19,410,291
Netflix, Inc. (a)	5,155	6,903,215
News Corp. Class A	4,881	145,063
News Corp. Class B	1,399	48,000
Omnicom Group, Inc.	2,469	177,620
Paramount Global Class B	7,637	98,517
T-Mobile US, Inc.	5,811	1,384,529
Take-Two Interactive Software, Inc. (a)	2,013	488,857
TKO Group Holdings, Inc.	837	152,292
Verizon Communications, Inc.	51,010	2,207,203
Walt Disney Co.	21,905	2,716,439
Warner Bros Discovery, Inc. (a)	26,450	303,117
		62,325,111
Consumer Discretionary — 10.3%
Airbnb, Inc. Class A (a)	5,181	685,654
Amazon.com, Inc. (a)	114,446	25,108,308
Aptiv PLC (a)	2,626	179,146
AutoZone, Inc. (a)	201	746,158
Best Buy Co., Inc.	2,213	148,559
Booking Holdings, Inc.	394	2,280,961
Caesars Entertainment, Inc. (a)	2,727	77,419
CarMax, Inc. (a)	1,960	131,732
Carnival Corp. (a)	12,583	353,834
Chipotle Mexican Grill, Inc. (a)	16,302	915,357
Darden Restaurants, Inc.	1,398	304,722
Deckers Outdoor Corp. (a)	1,923	198,204
Domino’s Pizza, Inc.	437	196,912
DoorDash, Inc., Class A (a)	4,083	1,006,500
DR Horton, Inc.	3,433	442,582
eBay, Inc.	5,575	415,114
Expedia Group, Inc.	1,446	243,911
Ford Motor Co.	47,672	517,241

	Number of Shares	Value
Garmin Ltd.	1,854	$386,967
General Motors Co.	11,645	573,050
Genuine Parts Co.	1,615	195,916
Hasbro, Inc.	1,682	124,165
Hilton Worldwide Holdings, Inc.	2,885	768,391
Home Depot, Inc.	12,037	4,413,246
Las Vegas Sands Corp.	4,282	186,310
Lennar Corp. Class A	2,760	305,284
LKQ Corp.	3,288	121,689
Lowe’s Cos., Inc.	6,842	1,518,035
Lululemon Athletica, Inc. (a)	1,371	325,722
Marriott International, Inc. Class A	2,744	749,688
McDonald’s Corp.	8,683	2,536,912
MGM Resorts International (a)	2,363	81,264
Mohawk Industries, Inc. (a)	672	70,452
NIKE, Inc. Class B	14,229	1,010,828
Norwegian Cruise Line Holdings Ltd. (a)	5,565	112,858
NVR, Inc. (a)	35	258,498
O'Reilly Automotive, Inc. (a)	10,395	936,901
Pool Corp.	488	142,242
PulteGroup, Inc.	2,366	249,518
Ralph Lauren Corp.	514	140,980
Ross Stores, Inc.	4,057	517,592
Royal Caribbean Cruises Ltd.	2,971	930,339
Starbucks Corp.	13,755	1,260,371
Tapestry, Inc.	2,590	227,428
Tesla, Inc. (a)	33,908	10,771,215
TJX Cos., Inc.	13,622	1,682,181
Tractor Supply Co.	6,399	337,675
Ulta Beauty, Inc. (a)	551	257,769
Williams-Sonoma, Inc.	1,444	235,906
Wynn Resorts Ltd.	1,165	109,126
Yum! Brands, Inc.	3,409	505,146
		65,995,978
Consumer Staples — 5.5%
Altria Group, Inc.	20,533	1,203,850
Archer-Daniels-Midland Co.	5,676	299,579
Brown-Forman Corp. Class B	2,358	63,454
Bunge Global SA	1,665	133,666
Campbell’s Co.	2,529	77,514
Church & Dwight Co., Inc.	2,960	284,486
Clorox Co.	1,427	171,340
Coca-Cola Co.	46,915	3,319,236
Colgate-Palmolive Co.	9,780	889,002
Conagra Brands, Inc.	6,038	123,598
Constellation Brands, Inc. Class A	1,877	305,351
Costco Wholesale Corp.	5,379	5,324,887
Dollar General Corp.	2,598	297,159

The accompanying notes are an integral part of the financial statements.
13

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar Tree, Inc. (a)	2,354	$233,140
Estee Lauder Cos., Inc. Class A	2,955	238,764
General Mills, Inc.	6,687	346,454
Hershey Co.	1,753	290,910
Hormel Foods Corp.	3,728	112,772
J.M. Smucker Co.	1,346	132,177
Kellanova	3,185	253,303
Kenvue, Inc.	23,516	492,190
Keurig Dr. Pepper, Inc.	16,649	550,416
Kimberly-Clark Corp.	4,078	525,736
Kraft Heinz Co.	10,482	270,645
Kroger Co.	7,420	532,237
Lamb Weston Holdings, Inc.	1,805	93,589
McCormick & Co., Inc.	2,938	222,759
Molson Coors Beverage Co. Class B	2,247	108,058
Mondelez International, Inc. Class A	15,632	1,054,222
Monster Beverage Corp. (a)	8,575	537,138
PepsiCo, Inc.	16,619	2,194,373
Philip Morris International, Inc.	18,840	3,431,329
Procter & Gamble Co.	28,413	4,526,759
Sysco Corp.	5,896	446,563
Target Corp.	5,443	536,952
Tyson Foods, Inc. Class A	3,618	202,391
Walgreens Boots Alliance, Inc.	9,125	104,755
Walmart, Inc.	52,332	5,117,023
		35,047,777
Energy — 2.9%
APA Corp.	4,495	82,214
Baker Hughes Co.	12,041	461,652
Chevron Corp.	19,673	2,816,977
ConocoPhillips	15,460	1,387,381
Coterra Energy, Inc.	8,599	218,243
Devon Energy Corp.	7,721	245,605
Diamondback Energy, Inc.	2,233	306,814
EOG Resources, Inc.	6,600	789,426
EQT Corp.	7,232	421,770
Expand Energy Corp.	2,504	292,818
Exxon Mobil Corp.	52,205	5,627,699
Halliburton Co.	10,917	222,489
Hess Corp.	3,360	465,494
Kinder Morgan, Inc.	23,119	679,699
Marathon Petroleum Corp.	3,721	618,095
Occidental Petroleum Corp.	8,109	340,659
ONEOK, Inc.	7,629	622,755
Phillips 66	4,917	586,598
Schlumberger NV	16,475	556,855
Targa Resources Corp.	2,648	460,964

	Number of Shares	Value
Texas Pacific Land Corp.	224	$236,631
Valero Energy Corp.	3,867	519,802
Williams Cos., Inc.	14,688	922,553
		18,883,193
Financials — 13.9%
Aflac, Inc.	5,907	622,952
Allstate Corp.	3,169	637,951
American Express Co.	6,725	2,145,140
American International Group, Inc.	6,981	597,504
Ameriprise Financial, Inc.	1,144	610,587
Aon PLC Class A	2,608	930,430
Apollo Global Management, Inc.	5,357	759,998
Arch Capital Group Ltd.	4,548	414,095
Arthur J Gallagher & Co.	3,073	983,729
Assurant, Inc.	649	128,171
Bank of America Corp.	79,370	3,755,788
Bank of New York Mellon Corp.	8,620	785,368
Berkshire Hathaway, Inc. Class B (a)	22,210	10,788,952
Blackrock, Inc.	1,765	1,851,926
Blackstone, Inc.	8,868	1,326,475
Brown & Brown, Inc.	3,358	372,301
Capital One Financial Corp.	7,719	1,642,294
Cboe Global Markets, Inc.	1,247	290,813
Charles Schwab Corp.	20,649	1,884,015
Chubb Ltd.	4,516	1,308,376
Cincinnati Financial Corp.	1,856	276,396
Citigroup, Inc.	22,746	1,936,140
Citizens Financial Group, Inc.	5,122	229,209
CME Group, Inc.	4,367	1,203,633
Coinbase Global, Inc. Class A (a)	2,512	880,431
Corpay, Inc. (a)	827	274,415
Erie Indemnity Co. Class A	309	107,158
Everest Group Ltd.	544	184,878
FactSet Research Systems, Inc.	481	215,142
Fidelity National Information Services, Inc.	6,446	524,769
Fifth Third Bancorp	8,000	329,040
Fiserv, Inc. (a)	6,716	1,157,906
Franklin Resources, Inc.	3,950	94,207
Global Payments, Inc.	3,097	247,884
Globe Life, Inc.	1,077	133,860
Goldman Sachs Group, Inc.	3,717	2,630,707
Hartford Insurance Group, Inc.	3,488	442,523
Huntington Bancshares, Inc.	17,235	288,859
Intercontinental Exchange, Inc.	6,962	1,277,318
Invesco Ltd.	5,760	90,835
Jack Henry & Associates, Inc.	925	166,657

The accompanying notes are an integral part of the financial statements.
14

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
JP Morgan Chase & Co.	33,662	$9,758,950
KeyCorp.	11,707	203,936
KKR & Co., Inc.	8,149	1,084,061
Loews Corp.	2,221	203,577
M&T Bank Corp.	2,000	387,980
MarketAxess Holdings, Inc.	461	102,960
Marsh & McLennan Cos., Inc.	5,951	1,301,127
Mastercard, Inc. Class A	9,825	5,521,060
MetLife, Inc.	6,830	549,269
Moody’s Corp.	1,865	935,465
Morgan Stanley	14,994	2,112,055
MSCI, Inc.	948	546,750
Nasdaq, Inc.	5,018	448,710
Northern Trust Corp.	2,458	311,650
PayPal Holdings, Inc. (a)	11,908	885,003
PNC Financial Services Group, Inc.	4,763	887,918
Principal Financial Group, Inc.	2,418	192,062
Progressive Corp.	7,098	1,894,172
Prudential Financial, Inc.	4,281	459,951
Raymond James Financial, Inc.	2,192	336,187
Regions Financial Corp.	10,662	250,770
S&P Global, Inc.	3,817	2,012,666
State Street Corp.	3,440	365,810
Synchrony Financial	4,617	308,139
T. Rowe Price Group, Inc.	2,617	252,540
Travelers Cos., Inc.	2,721	727,976
Truist Financial Corp.	16,097	692,010
US Bancorp	18,760	848,890
Visa, Inc. Class A	20,724	7,358,056
W. R. Berkley Corp.	3,566	261,994
Wells Fargo & Co.	39,416	3,158,010
Willis Towers Watson PLC	1,200	367,800
		89,256,336
Health Care — 9.3%
Abbott Laboratories	21,017	2,858,522
AbbVie, Inc.	21,391	3,970,597
Agilent Technologies, Inc.	3,429	404,656
Align Technology, Inc. (a)	888	168,125
Amgen, Inc.	6,509	1,817,378
Baxter International, Inc.	6,459	195,579
Becton Dickinson & Co.	3,522	606,665
Bio-Techne Corp.	2,033	104,598
Biogen, Inc. (a)	1,733	217,647
Boston Scientific Corp. (a)	17,859	1,918,235
Bristol-Myers Squibb Co.	24,565	1,137,114
Cardinal Health, Inc.	2,946	494,928
Cencora, Inc.	2,122	636,282
Centene Corp. (a)	5,956	323,292

	Number of Shares	Value
Charles River Laboratories International, Inc. (a)	656	$99,535
Cigna Group	3,236	1,069,757
Cooper Cos., Inc. (a)	2,521	179,394
CVS Health Corp.	15,212	1,049,324
Danaher Corp.	7,755	1,531,923
DaVita, Inc. (a)	579	82,479
Dexcom, Inc. (a)	4,731	412,969
Edwards Lifesciences Corp. (a)	7,226	565,145
Elevance Health, Inc.	2,737	1,064,584
Eli Lilly & Co.	9,548	7,442,952
GE HealthCare Technologies, Inc. (a)	5,522	409,015
Gilead Sciences, Inc.	15,101	1,674,248
HCA Healthcare, Inc.	2,098	803,744
Henry Schein, Inc. (a)	1,578	115,273
Hologic, Inc. (a)	2,795	182,122
Humana, Inc.	1,444	353,029
IDEXX Laboratories, Inc. (a)	964	517,032
Incyte Corp. (a)	2,048	139,469
Insulet Corp. (a)	831	261,084
Intuitive Surgical, Inc. (a)	4,322	2,348,618
IQVIA Holdings, Inc. (a)	1,972	310,767
Johnson & Johnson	29,174	4,456,329
Labcorp Holdings, Inc.	985	258,572
McKesson Corp.	1,515	1,110,162
Medtronic PLC	15,538	1,354,447
Merck & Co., Inc.	30,415	2,407,651
Mettler-Toledo International, Inc. (a)	250	293,680
Moderna, Inc. (a)	4,347	119,934
Molina Healthcare, Inc. (a)	638	190,060
Pfizer, Inc.	68,668	1,664,512
Quest Diagnostics, Inc.	1,385	248,788
Regeneron Pharmaceuticals, Inc.	1,263	663,075
ResMed, Inc.	1,784	460,272
Revvity, Inc.	1,347	130,282
Solventum Corp. (a)	1,749	132,644
STERIS PLC	1,175	282,259
Stryker Corp.	4,161	1,646,216
Thermo Fisher Scientific, Inc.	4,572	1,853,763
UnitedHealth Group, Inc.	10,988	3,427,926
Universal Health Services, Inc. Class B	743	134,594
Vertex Pharmaceuticals, Inc. (a)	3,112	1,385,462
Viatris, Inc.	15,117	134,995
Waters Corp. (a)	700	244,328
West Pharmaceutical Services, Inc.	917	200,640

The accompanying notes are an integral part of the financial statements.
15

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zimmer Biomet Holdings, Inc.	2,321	$211,698
Zoetis, Inc.	5,396	841,506
		59,319,876
Industrials — 8.5%
3M Co.	6,552	997,476
A.O. Smith Corp.	1,459	95,667
Allegion PLC	1,100	158,532
AMETEK, Inc.	2,827	511,574
Automatic Data Processing, Inc.	4,931	1,520,720
Axon Enterprise, Inc. (a)	866	716,996
Boeing Co. (a)	9,089	1,904,418
Broadridge Financial Solutions, Inc.	1,403	340,971
Builders FirstSource, Inc. (a)	1,290	150,530
C.H. Robinson Worldwide, Inc.	1,465	140,567
Carrier Global Corp.	9,673	707,967
Caterpillar, Inc.	5,697	2,211,632
Cintas Corp.	4,137	922,013
Copart, Inc. (a)	10,764	528,189
CSX Corp.	23,131	754,765
Cummins, Inc.	1,680	550,200
Dayforce, Inc. (a)	2,084	115,433
Deere & Co.	3,069	1,560,556
Delta Air Lines, Inc.	7,740	380,653
Dover Corp.	1,635	299,581
Eaton Corp. PLC	4,734	1,689,991
Emerson Electric Co.	6,782	904,244
Equifax, Inc.	1,499	388,796
Expeditors International of Washington, Inc.	1,610	183,943
Fastenal Co.	14,061	590,562
FedEx Corp.	2,723	618,965
Fortive Corp.	4,063	211,804
GE Vernova, Inc.	3,304	1,748,312
Generac Holdings, Inc. (a)	753	107,837
General Dynamics Corp.	3,053	890,438
General Electric Co.	12,917	3,324,707
Honeywell International, Inc.	7,785	1,812,971
Howmet Aerospace, Inc.	4,873	907,012
Hubbell, Inc.	634	258,932
Huntington Ingalls Industries, Inc.	502	121,213
IDEX Corp.	959	168,372
Illinois Tool Works, Inc.	3,209	793,425
Ingersoll Rand, Inc.	4,878	405,752
Jacobs Solutions, Inc.	1,429	187,842
JB Hunt Transport Services, Inc.	1,009	144,892
Johnson Controls International PLC	7,938	838,412
L3Harris Technologies, Inc.	2,297	576,179
Leidos Holdings, Inc.	1,570	247,683
Lennox International, Inc.	374	214,392

	Number of Shares	Value
Lockheed Martin Corp.	2,537	$1,174,986
Masco Corp.	2,659	171,133
Nordson Corp.	687	147,272
Norfolk Southern Corp.	2,709	693,423
Northrop Grumman Corp.	1,634	816,967
Old Dominion Freight Line, Inc.	2,266	367,772
Otis Worldwide Corp.	4,820	477,276
PACCAR, Inc.	6,445	612,662
Parker-Hannifin Corp.	1,555	1,086,121
Paychex, Inc.	3,824	556,239
Paycom Software, Inc.	590	136,526
Pentair PLC	2,093	214,867
Quanta Services, Inc.	1,815	686,215
Republic Services, Inc.	2,496	615,539
Rockwell Automation, Inc.	1,370	455,073
Rollins, Inc.	3,558	200,742
RTX Corp.	16,142	2,357,055
Snap-on, Inc.	608	189,197
Southwest Airlines Co. (b)	7,007	227,307
Stanley Black & Decker, Inc.	1,951	132,180
Textron, Inc.	2,099	168,529
Trane Technologies PLC	2,716	1,188,006
TransDigm Group, Inc.	677	1,029,473
Uber Technologies, Inc. (a)	25,313	2,361,703
Union Pacific Corp.	7,237	1,665,089
United Airlines Holdings, Inc. (a)	3,921	312,229
United Parcel Service, Inc. Class B	8,805	888,777
United Rentals, Inc.	797	600,460
Veralto Corp.	2,951	297,903
Verisk Analytics, Inc.	1,730	538,895
W.W. Grainger, Inc.	526	547,166
Waste Management, Inc.	4,414	1,010,012
Westinghouse Air Brake Technologies Corp.	2,058	430,842
Xylem, Inc.	2,930	379,025
		54,641,777
Information Technology — 32.9%
Accenture PLC Class A	7,579	2,265,287
Adobe, Inc. (a)	5,162	1,997,075
Advanced Micro Devices, Inc. (a)	19,636	2,786,348
Akamai Technologies, Inc. (a)	1,902	151,704
Amphenol Corp. Class A	14,675	1,449,156
Analog Devices, Inc.	6,011	1,430,738
ANSYS, Inc. (a)	1,053	369,835
Apple, Inc.	180,911	37,117,510
Applied Materials, Inc.	9,848	1,802,873
Arista Networks, Inc. (a)	12,505	1,279,387
Autodesk, Inc. (a)	2,583	799,619
Broadcom, Inc.	56,953	15,699,094

The accompanying notes are an integral part of the financial statements.
16

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cadence Design Systems, Inc. (a)	3,309	$1,019,668
CDW Corp.	1,588	283,601
Cisco Systems, Inc.	48,260	3,348,279
Cognizant Technology Solutions Corp. Class A	6,049	472,004
Corning, Inc.	9,385	493,557
Crowdstrike Holdings, Inc. Class A (a)	2,985	1,520,290
Dell Technologies, Inc. Class C	3,615	443,199
Enphase Energy, Inc. (a)	1,740	68,991
EPAM Systems, Inc. (a)	718	126,957
F5, Inc. (a)	671	197,489
Fair Isaac Corp. (a)	300	548,388
First Solar, Inc. (a)	1,239	205,104
Fortinet, Inc. (a)	7,648	808,547
Gartner, Inc. (a)	935	377,946
Gen Digital, Inc.	6,868	201,919
GoDaddy, Inc. Class A (a)	1,706	307,182
Hewlett Packard Enterprise Co.	15,721	321,494
HP, Inc.	11,137	272,411
Intel Corp.	52,348	1,172,595
International Business Machines Corp.	11,204	3,302,715
Intuit, Inc.	3,392	2,671,641
Jabil, Inc.	1,278	278,732
Juniper Networks, Inc.	4,195	167,506
Keysight Technologies, Inc. (a)	2,082	341,157
KLA Corp.	1,610	1,442,141
Lam Research Corp.	15,554	1,514,026
Microchip Technology, Inc.	6,474	455,575
Micron Technology, Inc.	13,501	1,663,998
Microsoft Corp.	90,027	44,780,330
Monolithic Power Systems, Inc.	578	422,738
Motorola Solutions, Inc.	2,011	845,545
NetApp, Inc.	2,408	256,572
NVIDIA Corp.	295,396	46,669,614
NXP Semiconductors NV	3,038	663,773
ON Semiconductor Corp. (a)	4,931	258,434
Oracle Corp.	19,657	4,297,610
Palantir Technologies, Inc. Class A (a)	25,765	3,512,285
Palo Alto Networks, Inc. (a)	8,023	1,641,827
PTC, Inc. (a)	1,413	243,516
QUALCOMM, Inc.	13,283	2,115,451
Ralliant Corp. (a)	1,354	65,672
Roper Technologies, Inc.	1,286	728,956
Salesforce, Inc.	11,596	3,162,113
Seagate Technology Holdings PLC	2,524	364,289
ServiceNow, Inc. (a)	2,496	2,566,088
Skyworks Solutions, Inc.	1,765	131,528

	Number of Shares	Value
Super Micro Computer, Inc. (a) (b)	5,944	$291,315
Synopsys, Inc. (a)	1,861	954,098
TE Connectivity PLC	3,636	613,284
Teledyne Technologies, Inc. (a)	553	283,307
Teradyne, Inc.	2,062	185,415
Texas Instruments, Inc.	11,031	2,290,256
Trimble, Inc. (a)	2,838	215,631
Tyler Technologies, Inc. (a)	509	301,756
VeriSign, Inc.	981	283,313
Western Digital Corp.	4,129	264,215
Workday, Inc. Class A (a)	2,631	631,440
Zebra Technologies Corp. Class A (a)	653	201,359
		210,417,468
Materials — 1.9%
Air Products & Chemicals, Inc.	2,668	752,536
Albemarle Corp. (b)	1,488	93,253
Amcor PLC	26,931	247,496
Avery Dennison Corp.	1,017	178,453
Ball Corp.	3,360	188,462
CF Industries Holdings, Inc.	1,962	180,504
Corteva, Inc.	8,359	622,996
Dow, Inc.	8,208	217,348
DuPont de Nemours, Inc.	5,022	344,459
Eastman Chemical Co.	1,412	105,420
Ecolab, Inc.	3,029	816,134
Freeport-McMoRan, Inc.	17,202	745,707
International Flavors & Fragrances, Inc.	2,995	220,282
International Paper Co.	6,265	293,390
Linde PLC (LIN US)	5,702	2,675,264
LyondellBasell Industries NV Class A	3,283	189,954
Martin Marietta Materials, Inc.	741	406,779
Mosaic Co.	3,893	142,017
Newmont Corp. (NEM US)	13,654	795,482
Nucor Corp.	2,805	363,360
Packaging Corp. of America	1,130	212,949
PPG Industries, Inc.	2,769	314,974
Sherwin-Williams Co.	2,797	960,378
Smurfit WestRock PLC	5,843	252,125
Steel Dynamics, Inc.	1,651	211,345
Vulcan Materials Co.	1,605	418,616
		11,949,683
Real Estate — 2.0%
Alexandria Real Estate Equities, Inc.	1,967	142,863
American Tower Corp.	5,660	1,250,973
AvalonBay Communities, Inc.	1,708	347,578
BXP, Inc.	1,869	126,102
Camden Property Trust	1,352	152,357
CBRE Group, Inc. Class A (a)	3,581	501,770
CoStar Group, Inc. (a)	5,091	409,316

The accompanying notes are an integral part of the financial statements.
17

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Crown Castle, Inc.	5,319	$546,421
Digital Realty Trust, Inc.	3,888	677,795
Equinix, Inc.	1,176	935,473
Equity Residential	4,055	273,672
Essex Property Trust, Inc.	748	211,983
Extra Space Storage, Inc.	2,560	377,446
Federal Realty Investment Trust	984	93,470
Healthpeak Properties, Inc.	8,859	155,121
Host Hotels & Resorts, Inc.	8,847	135,890
Invitation Homes, Inc.	6,667	218,678
Iron Mountain, Inc.	3,528	361,867
Kimco Realty Corp.	7,894	165,932
Mid-America Apartment Communities, Inc.	1,363	201,738
Prologis, Inc.	11,227	1,180,182
Public Storage	1,934	567,474
Realty Income Corp.	10,435	601,160
Regency Centers Corp.	2,097	149,369
SBA Communications Corp.	1,281	300,830
Simon Property Group, Inc.	3,768	605,744
UDR, Inc.	3,806	155,399
Ventas, Inc.	5,226	330,022
VICI Properties, Inc.	12,788	416,889
Welltower, Inc.	7,371	1,133,144
Weyerhaeuser Co.	8,496	218,262
		12,944,920
Utilities — 2.4%
AES Corp.	8,797	92,544
Alliant Energy Corp.	3,252	196,648
Ameren Corp.	3,242	311,362
American Electric Power Co., Inc.	6,377	661,678
American Water Works Co., Inc.	2,340	325,517
Atmos Energy Corp. (b)	1,881	289,881
CenterPoint Energy, Inc.	7,764	285,249
CMS Energy Corp.	3,518	243,727
Consolidated Edison, Inc.	4,211	422,574
Constellation Energy Corp.	3,788	1,222,615
Dominion Energy, Inc.	10,314	582,947
DTE Energy Co.	2,489	329,693
Duke Energy Corp.	9,382	1,107,076
Edison International	4,572	235,915
Entergy Corp.	5,212	433,222
Evergy, Inc.	2,911	200,655
Eversource Energy	4,351	276,811
Exelon Corp.	12,307	534,370
FirstEnergy Corp.	6,051	243,613

	Number of Shares	Value
NextEra Energy, Inc.	24,918	$1,729,808
NiSource, Inc.	5,587	225,380
NRG Energy, Inc.	2,449	393,260
PG&E Corp.	26,910	375,125
Pinnacle West Capital Corp.	1,438	128,658
PPL Corp.	8,834	299,384
Public Service Enterprise Group, Inc.	6,080	511,814
Sempra	7,788	590,097
Southern Co.	13,266	1,218,217
Vistra Corp.	4,071	789,001
WEC Energy Group, Inc.	3,881	404,400
Xcel Energy, Inc.	7,011	477,449
		15,138,690
TOTAL COMMON STOCK (Cost $267,380,542)		635,920,809
TOTAL EQUITIES (Cost $267,380,542)		635,920,809
TOTAL LONG-TERM INVESTMENTS (Cost $267,380,542)		635,920,809
Short-Term Investments — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	74,048	74,048

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$4,119,869	4,119,869
U.S. Treasury Bills — 0.1%
U.S. Treasury Bills
4.110% 9/11/25 (e) (f)	20,000	19,830
4.191% 9/11/25 (e) (f)	50,000	49,576
4.213% 9/11/25 (e) (f)	25,000	24,788
4.217% 9/11/25 (e) (f)	15,000	14,873
4.220% 9/11/25 (e) (f)	20,000	19,830
4.220% 9/11/25 (e) (f)	20,000	19,831
4.220% 9/11/25 (e) (f)	15,000	14,873
4.222% 9/11/25 (e) (f)	20,000	19,831

The accompanying notes are an integral part of the financial statements.
18

MML Equity Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.235% 9/11/25 (e) (f)	$5,000	$4,958
4.258% 9/11/25 (e) (f)	181,000	179,466
		367,856
TOTAL SHORT-TERM INVESTMENTS (Cost $4,561,881)		4,561,773
TOTAL INVESTMENTS — 100.0% (Cost $271,942,423) (g)		640,482,582
Other Assets/ (Liabilities) — (0.0)%		(26,941)
NET ASSETS — 100.0%		$640,455,641

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $872,841 or 0.14% of net assets. The Fund received $809,625 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)
Maturity value of $4,120,184. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $4,202,449.

(e)	The rate shown represents yield-to-maturity.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/19/25	15	$4,534,531	$ 155,782

The accompanying notes are an integral part of the financial statements.
19

MML Focused Equity Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.2%
Common Stock — 99.2%
Communication Services — 2.9%
Alphabet, Inc. Class A	39,652	$6,987,872
Consumer Discretionary — 9.6%
McDonald’s Corp.	38,403	11,220,205
TJX Cos., Inc.	98,754	12,195,131
		23,415,336
Consumer Staples — 8.5%
Coca-Cola Co.	154,762	10,949,411
Procter & Gamble Co.	60,893	9,701,473
		20,650,884
Financials — 25.1%
American Express Co.	31,907	10,177,695
Chubb Ltd.	32,855	9,518,750
Marsh & McLennan Cos., Inc.	50,458	11,032,137
Mastercard, Inc. Class A	19,839	11,148,328
S&P Global, Inc.	19,986	10,538,418
Visa, Inc. Class A	25,106	8,913,885
		61,329,213
Health Care — 12.2%
Danaher Corp.	48,562	9,592,938
Eli Lilly & Co.	9,886	7,706,434
Stryker Corp.	22,745	8,998,604
Zoetis, Inc.	22,871	3,566,732
		29,864,708
Industrials — 9.0%
Honeywell International, Inc.	42,414	9,877,372
Northrop Grumman Corp.	17,615	8,807,148
Union Pacific Corp.	14,688	3,379,415
		22,063,935
Information Technology — 27.1%
Accenture PLC Class A	29,084	8,692,917
Apple, Inc.	39,156	8,033,636
Broadcom, Inc.	46,655	12,860,451
Intuit, Inc.	16,168	12,734,402
Microsoft Corp.	24,421	12,147,250
Texas Instruments, Inc.	56,262	11,681,116
		66,149,772

	Number of Shares	Value
Materials — 4.8%
Linde PLC (LIN US)	24,905	$11,684,928
TOTAL COMMON STOCK (Cost $194,549,727)		242,146,648
TOTAL EQUITIES (Cost $194,549,727)		242,146,648
TOTAL LONG-TERM INVESTMENTS (Cost $194,549,727)		242,146,648

	Principal Amount
Short-Term Investments — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (a)	$2,280,103	2,280,103
TOTAL SHORT-TERM INVESTMENTS (Cost $2,280,103)		2,280,103
TOTAL INVESTMENTS — 100.1% (Cost $196,829,830) (b)		244,426,751
Other Assets/(Liabilities) — (0.1)%		(207,242)
NET ASSETS — 100.0%		$244,219,509

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Maturity value of $2,280,277. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/27, and an aggregate market value, including accrued interest, of $2,325,863.

(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
20

MML Foreign Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 100.0%
Common Stock — 99.3%
Australia — 3.8%
BHP Group Ltd. (a)	10,000	$240,345
Glencore PLC	303,800	1,182,960
Macquarie Group Ltd.	10,400	1,565,872
Santos Ltd.	352,900	1,775,474
Sonic Healthcare Ltd.	65,700	1,158,484
Whitehaven Coal Ltd. (a)	174,300	622,988
		6,546,123
Belgium — 2.3%
Anheuser-Busch InBev SA	28,100	1,931,976
KBC Group NV	19,600	2,016,013
		3,947,989
Canada — 1.1%
Canadian National Railway Co.	10,100	1,052,388
CCL Industries, Inc. Class B	15,300	892,214
		1,944,602
China — 1.1%
Prosus NV (PRX NA)	33,700	1,887,770
Denmark — 0.5%
Novo Nordisk AS Class B	9,300	648,935
Rockwool AS Class B	3,900	182,460
		831,395
France — 10.9%
Accor SA	40,500	2,118,764
Amundi SA (b)	12,400	1,005,165
Capgemini SE	13,200	2,259,304
Cie de Saint-Gobain SA	15,000	1,764,572
Edenred SE (a)	35,600	1,104,158
FDJ UNITED (b)	1,100	43,169
Rexel SA	13,500	416,604
Societe Generale SA	57,900	3,317,686
Sodexo SA	16,500	1,015,434
Teleperformance SE	9,076	881,265
TotalEnergies SE	31,800	1,955,934
Veolia Environnement SA	80,412	2,868,516
		18,750,571
Germany — 12.5%
Allianz SE Registered	3,900	1,580,164
BASF SE	18,300	902,640
CTS Eventim AG & Co. KGaA	4,200	523,034
Deutsche Boerse AG	5,000	1,631,512
Deutsche Post AG	37,400	1,728,834
Heidelberg Materials AG	12,300	2,889,810
Infineon Technologies AG	49,800	2,119,027

	Number of Shares	Value
K&S AG Registered	13,800	$252,948
Merck KGaA	13,200	1,709,411
SAP SE	12,000	3,650,252
Siemens AG Registered	11,200	2,872,523
Zalando SE (b) (c)	48,400	1,593,529
		21,453,684
Hong Kong — 1.9%
AIA Group Ltd.	235,000	2,113,302
CK Asset Holdings Ltd.	254,500	1,123,435
		3,236,737
Ireland — 2.7%
AerCap Holdings NV	21,400	2,503,800
AIB Group PLC	269,300	2,215,506
		4,719,306
Israel — 1.1%
Check Point Software Technologies Ltd. (c)	8,300	1,836,375
Italy — 0.8%
Prysmian SpA	4,691	330,807
Ryanair Holdings PLC	34,100	964,751
		1,295,558
Japan — 20.2%
Canon, Inc. (a)	36,400	1,054,298
Daikin Industries Ltd.	5,200	614,320
FANUC Corp.	52,400	1,425,383
Fujitsu Ltd.	109,500	2,660,418
Hitachi Ltd.	130,300	3,774,640
Kyocera Corp.	107,400	1,289,475
Nintendo Co. Ltd.	11,500	1,103,046
Olympus Corp.	105,900	1,256,561
ORIX Corp.	118,200	2,665,182
Panasonic Holdings Corp.	114,600	1,231,110
Rakuten Group, Inc. (c)	200,400	1,103,004
Renesas Electronics Corp.	92,500	1,138,325
SBI Holdings, Inc.	81,200	2,821,060
Seven & i Holdings Co. Ltd.	178,200	2,874,075
Sony Group Corp.	180,100	4,695,120
Sumitomo Mitsui Financial Group, Inc.	119,000	2,983,332
Toyota Industries Corp.	18,300	2,061,966
		34,751,315
Luxembourg — 1.9%
ArcelorMittal SA	50,500	1,596,206
Eurofins Scientific SE (a)	23,900	1,703,112
		3,299,318

The accompanying notes are an integral part of the financial statements.
21

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands — 3.9%
ASML Holding NV	3,500	$2,802,266
EXOR NV	4,100	413,472
Heineken Holding NV	18,200	1,357,401
ING Groep NV	80,300	1,762,172
Koninklijke Philips NV	16,120	387,020
		6,722,331
Norway — 2.2%
Aker BP ASA	50,773	1,295,384
DNB Bank ASA	88,000	2,434,979
		3,730,363
Republic of Korea — 1.0%
Samsung Electronics Co. Ltd.	40,400	1,791,119
Singapore — 1.6%
DBS Group Holdings Ltd.	79,560	2,813,186
Sweden — 2.5%
Boliden AB (c)	24,200	756,990
Essity AB Class B	62,900	1,741,930
Skandinaviska Enskilda Banken AB Class A	100,300	1,751,734
		4,250,654
Switzerland — 1.8%
Cie Financiere Richemont SA Registered Class A	9,300	1,758,828
Julius Baer Group Ltd.	18,681	1,260,542
		3,019,370
United Kingdom — 13.5%
Ashtead Group PLC	20,400	1,307,711
Aviva PLC	151,676	1,289,501
Barratt Redrow PLC	121,200	759,253
Bunzl PLC	13,900	442,716
Burberry Group PLC (c)	3,200	52,062
CK Hutchison Holdings Ltd.	413,800	2,554,472
DCC PLC	25,400	1,648,825
Inchcape PLC	130,300	1,298,698
Informa PLC	67,300	744,607
Kingfisher PLC	127,300	508,657
Legal & General Group PLC	524,300	1,832,740
Lloyds Banking Group PLC	2,729,800	2,874,736
Pearson PLC	57,300	843,365
Persimmon PLC	40,300	717,642
Reckitt Benckiser Group PLC	25,800	1,755,096
Smith & Nephew PLC	61,700	942,811
Tesco PLC	336,505	1,853,683
Unilever PLC (ULVR LN)	20,100	1,224,274
Wise PLC Class A (c)	42,400	605,429
		23,256,278

	Number of Shares	Value
United States — 12.0%
BP PLC	396,100	$1,975,929
CNH Industrial NV	78,800	1,021,248
GSK PLC	92,200	1,757,586
Linde PLC (LIN US)	3,200	1,501,376
Nestle SA Registered	31,900	3,168,366
Novartis AG Registered	12,700	1,536,383
Roche Holding AG	10,100	3,301,796
Sanofi SA	18,100	1,751,312
Shell PLC	58,400	2,046,499
Smurfit WestRock PLC	29,200	1,259,980
Tenaris SA	68,200	1,273,854
		20,594,329
TOTAL COMMON STOCK (Cost $135,267,492)		170,678,373
Preferred Stock — 0.7%
Germany — 0.7%
Henkel AG & Co. KGaA 3.060%	14,200	1,114,997
TOTAL PREFERRED STOCK (Cost $1,120,128)		1,114,997
TOTAL EQUITIES (Cost $136,387,620)		171,793,370
TOTAL LONG-TERM INVESTMENTS (Cost $136,387,620)		171,793,370
Short-Term Investments — 0.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (d)	356,408	356,408
TOTAL SHORT-TERM INVESTMENTS (Cost $356,408)		356,408
TOTAL INVESTMENTS — 100.2% (Cost $136,744,028) (e)		172,149,778
Other Assets/ (Liabilities) — (0.2)%		(263,793)
NET ASSETS — 100.0%		$171,885,985

The accompanying notes are an integral part of the financial statements.
22

MML Foreign Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $2,460,205 or 1.43% of net assets. The Fund received $2,240,067 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $2,641,863 or 1.54% of net assets.

(c)	Non-income producing security.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	24.5%
Industrials	16.0%
Information Technology	12.0%
Consumer Discretionary	11.4%
Consumer Staples	9.9%
Health Care	9.4%
Materials	6.7%
Energy	6.4%
Utilities	1.7%
Communication Services	1.3%
Real Estate	0.7%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
23

MML Fundamental Equity Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.9%
Communication Services — 9.0%
Alphabet, Inc. Class A	26,109	$4,601,189
AT&T, Inc.	75,290	2,178,893
Meta Platforms, Inc. Class A	6,231	4,599,039
Walt Disney Co.	9,146	1,134,195
		12,513,316
Consumer Discretionary — 8.7%
Amazon.com, Inc. (a)	32,370	7,101,654
DR Horton, Inc.	4,285	552,422
Lowe’s Cos., Inc.	2,629	583,296
McDonald’s Corp.	4,047	1,182,412
Royal Caribbean Cruises Ltd.	4,587	1,436,373
Tesla, Inc. (a)	1,801	572,106
Valvoline, Inc. (a)	17,817	674,730
		12,102,993
Consumer Staples — 5.4%
Keurig Dr. Pepper, Inc.	22,233	735,023
Philip Morris International, Inc.	18,220	3,318,409
Procter & Gamble Co.	6,298	1,003,397
Walmart, Inc.	24,548	2,400,303
		7,457,132
Energy — 3.2%
Cheniere Energy, Inc.	5,092	1,240,004
Chevron Corp.	12,814	1,834,837
Suncor Energy, Inc. (SU US)	36,161	1,354,229
		4,429,070
Financials — 15.3%
American Express Co.	6,288	2,005,746
American International Group, Inc.	24,563	2,102,347
Arthur J Gallagher & Co.	4,666	1,493,680
Capital One Financial Corp.	4,463	949,548
Charles Schwab Corp.	27,830	2,539,209
Citigroup, Inc.	18,251	1,553,525
Equitable Holdings, Inc.	34,130	1,914,693
Fiserv, Inc. (a)	11,888	2,049,610
JP Morgan Chase & Co.	13,127	3,805,649
Mastercard, Inc. Class A	4,937	2,774,298
		21,188,305
Health Care — 10.3%
Alcon AG	7,072	624,316
AstraZeneca PLC Sponsored ADR	6,743	471,201
Boston Scientific Corp. (a)	16,469	1,768,935
Cencora, Inc.	4,505	1,350,824
Cooper Cos., Inc. (a)	10,675	759,633

	Number of Shares	Value
CVS Health Corp.	21,411	$1,476,931
Eli Lilly & Co.	2,050	1,598,036
Gilead Sciences, Inc.	4,676	518,428
Lonza Group AG Registered	2,333	1,666,943
Medtronic PLC	21,131	1,841,989
Natera, Inc. (a)	2,206	372,682
Tenet Healthcare Corp. (a)	4,789	842,864
Zimmer Biomet Holdings, Inc.	9,827	896,321
		14,189,103
Industrials — 8.3%
Airbus SE	6,268	1,311,541
Emerson Electric Co.	5,138	685,050
General Electric Co.	9,644	2,482,269
Hubbell, Inc.	3,720	1,519,285
Otis Worldwide Corp.	14,909	1,476,289
Parker-Hannifin Corp.	1,639	1,144,792
Paylocity Holding Corp. (a)	3,519	637,608
Uber Technologies, Inc. (a)	23,323	2,176,036
		11,432,870
Information Technology — 32.8%
Apple, Inc.	36,398	7,467,778
ASML Holding NV	1,402	1,123,549
Broadcom, Inc.	14,834	4,088,992
Intuit, Inc.	1,280	1,008,166
Microsoft Corp.	25,305	12,586,960
MongoDB, Inc. (a)	1,689	354,673
NVIDIA Corp.	71,724	11,331,675
Oracle Corp.	10,475	2,290,149
Salesforce, Inc.	4,339	1,183,202
ServiceNow, Inc. (a)	1,950	2,004,756
Snowflake, Inc. Class A (a)	1,184	264,944
Texas Instruments, Inc.	6,645	1,379,635
Tyler Technologies, Inc. (a)	548	324,876
		45,409,355
Materials — 2.0%
CRH PLC	19,004	1,744,567
DuPont de Nemours, Inc.	15,667	1,074,600
		2,819,167
Real Estate — 2.0%
American Tower Corp.	4,193	926,737
Prologis, Inc.	17,507	1,840,336
		2,767,073
Utilities — 2.9%
Ameren Corp.	6,299	604,956
Atmos Energy Corp.	10,120	1,559,593

The accompanying notes are an integral part of the financial statements.
24

MML Fundamental Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Energy Corp.	1,592	$513,834
PPL Corp.	37,736	1,278,873
		3,957,256
TOTAL COMMON STOCK (Cost $96,857,611)		138,265,640
TOTAL EQUITIES (Cost $96,857,611)		138,265,640
TOTAL LONG-TERM INVESTMENTS (Cost $96,857,611)		138,265,640

	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (b)	$219,035	219,035
TOTAL SHORT-TERM INVESTMENTS (Cost $219,035)		219,035
TOTAL INVESTMENTS — 100.1% (Cost $97,076,646) (c)		138,484,675
Other Assets/ (Liabilities) — (0.1)%		(144,305)
NET ASSETS — 100.0%		$138,340,370

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $219,052. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $223,570.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
25

MML Global Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.2%
Common Stock — 99.2%
Canada — 1.5%
Shopify, Inc. Class A (a)	48,955	$5,646,959
China — 3.1%
JD.com, Inc. ADR	273,322	8,921,230
Tencent Holdings Ltd.	44,900	2,883,797
		11,805,027
Denmark — 1.1%
Novo Nordisk AS Class B	60,815	4,243,548
France — 5.7%
Airbus SE	60,143	12,584,556
EssilorLuxottica SA	13,549	3,722,055
LVMH Moet Hennessy Louis Vuitton SE	9,520	4,992,779
		21,299,390
Germany — 5.4%
Allianz SE Registered	7,550	3,059,035
SAP SE	56,594	17,215,199
		20,274,234
India — 4.0%
HDFC Bank Ltd. ADR	53,141	4,074,320
ICICI Bank Ltd. Sponsored ADR	320,803	10,791,813
		14,866,133
Israel — 1.0%
Nice Ltd. Sponsored ADR (a) (b)	21,948	3,707,237
Italy — 1.7%
Brunello Cucinelli SpA	32,423	3,940,867
Ferrari NV	3,221	1,579,239
Moncler SpA	13,135	749,954
		6,270,060
Japan — 3.2%
Capcom Co. Ltd.	106,500	3,635,896
Hoya Corp.	14,600	1,733,238
Keyence Corp.	14,100	5,661,695
TDK Corp.	102,100	1,194,182
		12,225,011
Netherlands — 2.5%
Adyen NV (a) (c)	3,071	5,638,697
ASML Holding NV	1,231	985,597
BE Semiconductor Industries NV	12,016	1,798,762
Universal Music Group NV	35,300	1,145,525
		9,568,581

	Number of Shares	Value
Spain — 1.5%
Amadeus IT Group SA (b)	67,958	$5,749,129
Sweden — 1.6%
Assa Abloy AB Class B	78,261	2,447,204
Atlas Copco AB Class A	230,106	3,727,597
		6,174,801
Switzerland — 1.4%
Lonza Group AG Registered	7,199	5,143,730
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	100,000	3,610,601
United States — 64.5%
Alphabet, Inc. Class A	182,076	32,087,254
Amazon.com, Inc. (a)	30,774	6,751,508
Analog Devices, Inc.	51,622	12,287,068
ARM Holdings PLC ADR (a) (b)	15,890	2,570,049
Boston Scientific Corp. (a)	38,122	4,094,684
Broadcom, Inc.	32,373	8,923,617
Ecolab, Inc.	8,431	2,271,649
Eli Lilly & Co.	14,212	11,078,680
Equifax, Inc.	18,380	4,767,221
IDEXX Laboratories, Inc. (a)	3,021	1,620,283
Intuit, Inc.	17,521	13,800,065
Intuitive Surgical, Inc. (a)	11,026	5,991,639
IQVIA Holdings, Inc. (a)	10,059	1,585,198
Lam Research Corp.	29,666	2,887,688
Linde PLC (LIN US)	2,689	1,261,625
Marriott International, Inc. Class A	14,280	3,901,439
Marvell Technology, Inc.	136,130	10,536,462
Mastercard, Inc. Class A	4,990	2,804,081
Meta Platforms, Inc. Class A	47,127	34,783,967
Microsoft Corp.	23,482	11,680,182
Netflix, Inc. (a)	6,319	8,461,963
NVIDIA Corp.	106,990	16,903,350
Phathom Pharmaceuticals, Inc. (a) (b)	83,351	799,336
S&P Global, Inc.	29,707	15,664,204
ServiceNow, Inc. (a)	1,787	1,837,179
Spotify Technology SA (a)	5,178	3,973,287
Stryker Corp.	2,564	1,014,395
Synopsys, Inc. (a)	3,833	1,965,102
Thermo Fisher Scientific, Inc.	2,709	1,098,391
TJX Cos., Inc.	18,266	2,255,668

The accompanying notes are an integral part of the financial statements.
26

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	35,440	$12,582,972
Zoetis, Inc.	6,196	966,266
		243,206,472
TOTAL COMMON STOCK (Cost $325,783,720)		373,790,913
TOTAL EQUITIES (Cost $325,783,720)		373,790,913
TOTAL LONG-TERM INVESTMENTS (Cost $325,783,720)		373,790,913
Short-Term Investments — 4.6%
Investment of Cash Collateral from Securities Loaned — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (d)	11,965,146	11,965,146
	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (e)	$5,352,296	5,352,296
TOTAL SHORT-TERM INVESTMENTS (Cost $17,317,442)		17,317,442
TOTAL INVESTMENTS — 103.8% (Cost $343,101,162) (f)		391,108,355
Other Assets/ (Liabilities) — (3.8)%		(14,300,982)
NET ASSETS — 100.0%		$376,807,373

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $12,030,796 or 3.19% of net assets. The Fund received $502,230 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $5,638,697 or 1.50% of net assets.

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(e)
Maturity value of $5,352,705. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $5,459,413.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Information Technology	32.8%
Communication Services	23.1%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.3%
Industrials	6.2%
Materials	0.9%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
27

MML Income & Growth Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 98.0%
Communication Services — 3.7%
Alphabet, Inc. Class C	5,537	$982,208
Comcast Corp. Class A	42,079	1,501,800
Electronic Arts, Inc.	5,169	825,489
Warner Music Group Corp. Class A	58,869	1,603,592
		4,913,089
Consumer Discretionary — 4.5%
Aptiv PLC (a)	11,154	760,926
Carnival Corp. (a)	57,183	1,607,986
Lennar Corp. Class A	10,891	1,204,654
TopBuild Corp. (a)	1,650	534,171
United Parks & Resorts, Inc. (a) (b)	17,536	826,822
Wynn Resorts Ltd.	10,620	994,775
		5,929,334
Consumer Staples — 8.0%
Coca-Cola Europacific Partners PLC	20,256	1,878,136
Keurig Dr. Pepper, Inc.	35,275	1,166,192
Kraft Heinz Co.	38,224	986,944
Molson Coors Beverage Co. Class B	20,533	987,432
Philip Morris International, Inc.	18,621	3,391,443
Procter & Gamble Co.	7,420	1,182,154
Tyson Foods, Inc. Class A	15,896	889,222
		10,481,523
Energy — 9.1%
Chevron Corp.	6,582	942,477
Enbridge, Inc.	45,716	2,071,849
Exxon Mobil Corp.	11,987	1,292,199
Halliburton Co.	26,025	530,389
Hess Corp.	11,388	1,577,693
Permian Resources Corp.	50,867	692,809
Phillips 66	21,609	2,577,954
Plains GP Holdings LP Class A	120,893	2,348,951
		12,034,321
Financials — 19.1%
Allstate Corp.	5,118	1,030,305
American Express Co.	3,616	1,153,432
American International Group, Inc.	11,076	947,995
Bank of America Corp.	33,592	1,589,574
Bank of Nova Scotia (b)	21,944	1,212,845
Capital One Financial Corp.	5,757	1,224,859
Chubb Ltd.	9,674	2,802,751
Comerica, Inc.	15,045	897,434
Everest Group Ltd.	2,239	760,924

	Number of Shares	Value
Fidelity National Information Services, Inc.	37,498	$3,052,712
JP Morgan Chase & Co.	8,463	2,453,508
Northern Trust Corp.	14,148	1,793,825
SLM Corp.	35,575	1,166,504
Wells Fargo & Co.	37,698	3,020,364
Western Alliance Bancorp	11,635	907,297
Willis Towers Watson PLC	3,454	1,058,651
		25,072,980
Health Care — 13.5%
Avantor, Inc. (a)	56,571	761,446
CVS Health Corp.	28,721	1,981,175
Elanco Animal Health, Inc. (a)	57,528	821,500
Elevance Health, Inc.	1,622	630,893
Humana, Inc.	5,750	1,405,760
Medtronic PLC	34,079	2,970,666
Merck & Co., Inc.	35,759	2,830,682
Sanofi SA ADR	54,574	2,636,470
Smith & Nephew PLC Sponsored ADR (b)	62,059	1,900,867
UnitedHealth Group, Inc.	5,668	1,768,246
		17,707,705
Industrials — 10.6%
AECOM	9,718	1,096,773
BWX Technologies, Inc.	6,767	974,854
CACI International, Inc. Class A (a)	2,726	1,299,484
Everus Construction Group, Inc. (a)	19,255	1,223,270
Fortive Corp.	27,759	1,447,077
General Dynamics Corp.	5,803	1,692,503
JB Hunt Transport Services, Inc.	3,418	490,825
Johnson Controls International PLC	24,114	2,546,921
L3Harris Technologies, Inc.	4,933	1,237,394
Vertiv Holdings Co. Class A	10,083	1,294,758
WESCO International, Inc.	3,605	667,646
		13,971,505
Information Technology — 8.1%
Ciena Corp. (a)	12,213	993,283
Cognizant Technology Solutions Corp. Class A	11,302	881,895
Entegris, Inc.	10,747	866,745
Littelfuse, Inc.	3,268	740,954
Microchip Technology, Inc.	33,727	2,373,369
Nice Ltd. Sponsored ADR (a)	6,602	1,115,144
Oracle Corp.	10,413	2,276,594
QUALCOMM, Inc.	6,276	999,516
Ralliant Corp. (a)	9,253	448,678
		10,696,178

The accompanying notes are an integral part of the financial statements.
28

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 6.4%
Air Products & Chemicals, Inc.	11,596	$3,270,768
Axalta Coating Systems Ltd. (a)	29,346	871,283
CRH PLC	8,851	812,522
DuPont de Nemours, Inc.	30,674	2,103,929
International Flavors & Fragrances, Inc.	9,611	706,889
Knife River Corp. (a)	7,510	613,116
		8,378,507
Real Estate — 6.9%
Mid-America Apartment Communities, Inc.	14,016	2,074,508
Prologis, Inc.	27,207	2,860,000
Public Storage	8,571	2,514,903
SBA Communications Corp.	3,019	708,982
VICI Properties, Inc.	29,085	948,171
		9,106,564
Utilities — 8.1%
CenterPoint Energy, Inc.	29,746	1,092,868
Entergy Corp.	36,830	3,061,310
MDU Resources Group, Inc.	59,053	984,414
Pinnacle West Capital Corp.	29,503	2,639,633
Xcel Energy, Inc.	41,544	2,829,146
		10,607,371
TOTAL COMMON STOCK (Cost $107,564,903)		128,899,077
TOTAL EQUITIES (Cost $107,564,903)		128,899,077
TOTAL LONG-TERM INVESTMENTS (Cost $107,564,903)		128,899,077
Short-Term Investments — 4.2%
Investment of Cash Collateral from Securities Loaned — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	3,015,348	3,015,348

	Principal Amount	Value
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$2,522,351	$2,522,351
TOTAL SHORT-TERM INVESTMENTS (Cost $5,537,699)		5,537,699
TOTAL INVESTMENTS — 102.2% (Cost $113,102,602) (e)		134,436,776
Other Assets/ (Liabilities) — (2.2)%		(2,932,812)
NET ASSETS — 100.0%		$131,503,964

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $3,248,982 or 2.47% of net assets. The Fund received $301,915 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)
Maturity value of $2,522,544. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $2,573,037.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
29

MML International Equity Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.2%
Common Stock — 97.6%
Australia — 1.5%
Glencore PLC	675,844	$2,631,654
Rio Tinto PLC	18,161	1,058,287
		3,689,941
Canada — 2.5%
Canadian National Railway Co.	15,713	1,634,780
Intact Financial Corp.	5,648	1,313,339
Open Text Corp.	23,700	692,508
Suncor Energy, Inc. (SU CN)	30,059	1,125,985
Toronto-Dominion Bank	19,988	1,470,166
		6,236,778
China — 2.5%
Alibaba Group Holding Ltd.	105,840	1,502,031
NetEase, Inc.	64,800	1,747,862
Prosus NV (PRX NA)	19,516	1,093,226
Tencent Holdings Ltd.	31,000	1,991,040
		6,334,159
Denmark — 2.3%
Carlsberg AS Class B	16,681	2,366,184
DSV AS	5,890	1,414,891
Novo Nordisk AS Class B	29,362	2,048,821
		5,829,896
France — 16.7%
Accor SA	24,800	1,297,416
Air Liquide SA	23,549	4,863,947
Airbus SE	8,475	1,773,342
BNP Paribas SA	56,748	5,111,253
Capgemini SE	25,604	4,382,365
Cie de Saint-Gobain SA	24,601	2,894,016
Cie Generale des Etablissements Michelin SCA	32,559	1,211,500
Danone SA	6,215	507,786
Dassault Systemes SE	26,275	952,418
Edenred SE (a)	83,210	2,580,814
Engie SA	124,272	2,926,419
EssilorLuxottica SA	5,917	1,625,463
Kering SA	10,985	2,396,299
Legrand SA	13,194	1,762,372
LVMH Moet Hennessy Louis Vuitton SE	6,311	3,309,814
Pernod Ricard SA	33,525	3,348,849
Publicis Groupe SA (a)	8,956	1,011,048
Worldline SA (a) (b) (c)	85,900	363,356
		42,318,477

	Number of Shares	Value
Germany — 13.1%
adidas AG	7,260	$1,692,301
Allianz SE Registered	2,485	1,006,848
Bayer AG Registered	69,694	2,095,707
Bayerische Motoren Werke AG	20,095	1,785,250
Beiersdorf AG	19,394	2,436,150
Brenntag SE	26,110	1,729,302
Continental AG	26,040	2,272,318
Daimler Truck Holding AG	38,590	1,826,465
Deutsche Boerse AG	11,559	3,771,729
Fresenius Medical Care AG	33,841	1,940,314
Fresenius SE & Co. KGaA	29,600	1,488,662
Mercedes Benz Group AG	20,818	1,218,060
Merck KGaA	18,019	2,333,476
MTU Aero Engines AG	3,282	1,459,497
SAP SE	16,909	5,143,510
Siemens AG Registered	1,575	403,949
thyssenkrupp AG	53,474	574,233
		33,177,771
Hong Kong — 2.0%
AIA Group Ltd.	270,600	2,433,445
Prudential PLC	209,024	2,624,178
		5,057,623
India — 0.9%
Axis Bank Ltd.	55,682	778,170
HDFC Bank Ltd. ADR	10,961	840,380
Infosys Ltd. ADR (a)	35,417	656,277
		2,274,827
Indonesia — 0.6%
Bank Mandiri Persero Tbk. PT	5,079,300	1,527,990
Ireland — 0.9%
AIB Group PLC	271,768	2,235,810
Israel — 0.7%
Check Point Software Technologies Ltd. (b)	8,419	1,862,704
Italy — 3.5%
Eni SpA	106,409	1,723,487
Intesa Sanpaolo SpA	601,019	3,464,465
Ryanair Holdings PLC Sponsored ADR	63,264	3,648,435
		8,836,387
Japan — 14.7%
Asahi Group Holdings Ltd.	31,600	422,921
Daikin Industries Ltd.	16,400	1,937,470
Denso Corp.	131,500	1,773,476

The accompanying notes are an integral part of the financial statements.
30

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FUJIFILM Holdings Corp.	70,200	$1,525,427
Fujitsu Ltd.	26,900	653,564
Hitachi Ltd.	177,800	5,150,661
Hoya Corp.	7,400	878,490
Komatsu Ltd.	32,600	1,067,073
Kose Corp. (a)	14,500	569,664
Kyocera Corp.	71,700	860,851
LY Corp.	413,900	1,524,174
Mitsubishi Electric Corp.	112,500	2,429,662
Mitsubishi Estate Co. Ltd.	26,400	493,945
Olympus Corp.	97,600	1,158,077
Seven & i Holdings Co. Ltd.	119,500	1,927,340
Shin-Etsu Chemical Co. Ltd.	77,300	2,547,256
SMC Corp.	3,700	1,332,455
Sompo Holdings, Inc.	57,700	1,728,638
Sony Group Corp.	127,900	3,334,291
Sumitomo Mitsui Financial Group, Inc.	91,500	2,293,907
Suzuki Motor Corp.	70,800	852,938
Terumo Corp.	79,000	1,450,065
ZOZO, Inc.	125,500	1,354,791
		37,267,136
Luxembourg — 0.6%
Eurofins Scientific SE (a)	21,700	1,546,340
Netherlands — 3.0%
Akzo Nobel NV	20,835	1,458,093
ASML Holding NV	1,145	917,592
ASR Nederland NV	12,400	823,611
EXOR NV	9,775	985,778
ING Groep NV	114,870	2,520,805
Koninklijke Ahold Delhaize NV	19,700	823,610
		7,529,489
Portugal — 0.5%
Galp Energia SGPS SA	73,695	1,352,931
Republic of Korea — 0.9%
KB Financial Group, Inc.	22,605	1,857,275
NAVER Corp.	2,760	535,855
		2,393,130
Singapore — 0.8%
DBS Group Holdings Ltd.	53,460	1,890,308
Spain — 1.2%
Amadeus IT Group SA (a)	36,805	3,113,639
Sweden — 1.1%
Sandvik AB	37,900	869,732
SKF AB Class B	50,400	1,157,617

	Number of Shares	Value
Volvo AB Class B	27,070	$760,034
		2,787,383
Switzerland — 4.6%
Cie Financiere Richemont SA Registered Class A	24,254	4,586,947
Julius Baer Group Ltd.	15,605	1,052,982
Sika AG Registered	1,294	351,148
Sonova Holding AG Registered	3,218	961,266
Swatch Group AG	969	158,146
UBS Group AG Registered	57,530	1,954,762
Zurich Insurance Group AG	3,701	2,595,298
		11,660,549
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	16,086	3,643,318
United Kingdom — 11.4%
Ashtead Group PLC	30,035	1,925,348
Compass Group PLC	112,128	3,797,795
Diageo PLC	90,701	2,281,451
Flutter Entertainment PLC (b)	3,552	1,015,020
Lloyds Banking Group PLC	651,021	685,586
London Stock Exchange Group PLC	15,824	2,312,182
NatWest Group PLC	293,356	2,059,795
Reckitt Benckiser Group PLC	20,380	1,386,390
RELX PLC	54,669	2,965,511
Rentokil Initial PLC	142,000	687,260
Rolls-Royce Holdings PLC	312,309	4,149,423
Schroders PLC	272,384	1,351,551
Smith & Nephew PLC	65,000	993,237
Smiths Group PLC	15,500	477,980
Tesco PLC	325,904	1,795,286
WPP PLC	138,088	965,246
		28,849,061
United States — 10.2%
CNH Industrial NV	175,653	2,276,463
Experian PLC	56,685	2,920,215
Linde PLC (LIN US)	3,572	1,675,911
Nestle SA Registered	34,214	3,398,197
Novartis AG Registered	35,921	4,345,545
Qiagen NV	28,447	1,369,666
Roche Holding AG	15,219	4,975,250
Schneider Electric SE	18,513	4,936,643
		25,897,890
TOTAL COMMON STOCK (Cost $211,207,683)		247,313,537

The accompanying notes are an integral part of the financial statements.
31

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.6%
Republic of Korea — 0.6%
Samsung Electronics Co. Ltd. 2.931%	39,200	$1,437,537
TOTAL PREFERRED STOCK (Cost $1,755,776)		1,437,537
TOTAL EQUITIES (Cost $212,963,459)		248,751,074
TOTAL LONG-TERM INVESTMENTS (Cost $212,963,459)		248,751,074
Short-Term Investments — 1.5%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (d)	1,178,193	1,178,193

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (e)	$2,602,498	2,602,498
TOTAL SHORT-TERM INVESTMENTS (Cost $3,780,691)		3,780,691
TOTAL INVESTMENTS — 99.7% (Cost $216,744,150) (f)		252,531,765
Other Assets/ (Liabilities) — 0.3%		790,546
NET ASSETS — 100.0%		$253,322,311

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $3,271,944 or 1.29% of net assets. The Fund received $2,208,472 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $363,356 or 0.14% of net assets.

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(e)
Maturity value of $2,602,697. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $2,654,679.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	21.2%
Industrials	21.2%
Consumer Discretionary	14.9%
Health Care	11.5%
Information Technology	9.0%
Consumer Staples	8.3%
Materials	6.0%
Communication Services	3.1%
Energy	1.6%
Utilities	1.2%
Real Estate	0.2%
Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
32

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.5%
Common Stock — 98.5%
Communication Services — 24.5%
Alphabet, Inc. Class A	59,239	$10,439,689
Alphabet, Inc. Class C	6,461	1,146,117
Meta Platforms, Inc. Class A	25,061	18,497,273
Netflix, Inc. (a)	13,065	17,495,733
Walt Disney Co.	48,257	5,984,351
		53,563,163
Consumer Discretionary — 15.9%
Alibaba Group Holding Ltd. Sponsored ADR	7,560	857,380
Amazon.com, Inc. (a)	58,532	12,841,336
NIKE, Inc. Class B	23,209	1,648,767
Starbucks Corp.	32,022	2,934,176
Tesla, Inc. (a)	44,112	14,012,618
Yum China Holdings, Inc.	11,948	534,195
Yum! Brands, Inc.	13,141	1,947,233
		34,775,705
Consumer Staples — 2.5%
Monster Beverage Corp. (a)	85,908	5,381,277
Financials — 8.6%
Block, Inc. (a)	24,138	1,639,694
FactSet Research Systems, Inc.	5,003	2,237,742
PayPal Holdings, Inc. (a)	21,891	1,626,939
SEI Investments Co.	28,499	2,560,920
Visa, Inc. Class A	30,340	10,772,217
		18,837,512
Health Care — 10.4%
Illumina, Inc. (a)	14,109	1,346,140
Intuitive Surgical, Inc. (a)	5,797	3,150,148
Novartis AG Sponsored ADR	18,989	2,297,859
Novo Nordisk AS Sponsored ADR	43,036	2,970,345
Regeneron Pharmaceuticals, Inc.	6,520	3,423,000
Roche Holding AG Sponsored ADR (b)	43,196	1,760,669
Thermo Fisher Scientific, Inc.	4,997	2,026,083
Vertex Pharmaceuticals, Inc. (a)	12,899	5,742,635
		22,716,879
Industrials — 6.8%
Boeing Co. (a)	49,565	10,385,355
Deere & Co.	4,539	2,308,036
Expeditors International of Washington, Inc.	18,988	2,169,379
		14,862,770

	Number of Shares	Value
Information Technology — 29.8%
Autodesk, Inc. (a)	19,149	$5,927,956
Microsoft Corp.	20,438	10,166,066
NVIDIA Corp.	139,044	21,967,562
Oracle Corp.	55,894	12,220,105
QUALCOMM, Inc.	15,305	2,437,474
Salesforce, Inc.	19,225	5,242,465
Shopify, Inc. Class A (a)	46,667	5,383,038
Workday, Inc. Class A (a)	6,672	1,601,280
		64,945,946
TOTAL COMMON STOCK (Cost $126,053,595)		215,083,252
TOTAL EQUITIES (Cost $126,053,595)		215,083,252
TOTAL LONG-TERM INVESTMENTS (Cost $126,053,595)		215,083,252
Short-Term Investments — 2.1%
Investment of Cash Collateral from Securities Loaned — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	1,785,397	1,785,397

	Principal Amount
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$2,827,445	2,827,445
TOTAL SHORT-TERM INVESTMENTS (Cost $4,612,842)		4,612,842
TOTAL INVESTMENTS — 100.6% (Cost $130,666,437) (e)		219,696,094
Other Assets/ (Liabilities) — (0.6)%		(1,331,112)
NET ASSETS — 100.0%		$218,364,982

The accompanying notes are an integral part of the financial statements.
33

MML Large Cap Growth Fund – Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $1,743,061 or 0.80% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)
Maturity value of $2,827,661. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $2,884,035.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
34

MML Managed Volatility Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.8%
Common Stock — 97.8%
Communication Services — 9.6%
Alphabet, Inc. Class A (a)	10,250	$1,806,358
Alphabet, Inc. Class C (a)	8,215	1,457,259
AT&T, Inc. (a)	12,709	367,798
Charter Communications, Inc. Class A (a) (b)	174	71,133
Comcast Corp. Class A (a)	6,529	233,020
Electronic Arts, Inc. (a)	404	64,519
Fox Corp. Class A (a)	260	14,570
Fox Corp. Class B (a)	321	16,573
Interpublic Group of Cos., Inc.	605	14,810
Live Nation Entertainment, Inc. (a) (b)	283	42,812
Match Group, Inc. (a)	485	14,982
Meta Platforms, Inc. Class A (a)	3,812	2,813,599
Netflix, Inc. (a) (b)	747	1,000,330
News Corp. Class A (a)	418	12,423
News Corp. Class B (a)	352	12,077
Omnicom Group, Inc. (a)	346	24,891
Paramount Global Class B (a)	1,014	13,081
T-Mobile US, Inc. (a)	825	196,565
Take-Two Interactive Software, Inc. (a) (b)	304	73,826
TKO Group Holdings, Inc. (a)	120	21,834
Verizon Communications, Inc. (a)	7,386	319,592
Walt Disney Co. (a)	3,151	390,756
Warner Bros Discovery, Inc. (a) (b)	3,879	44,453
		9,027,261
Consumer Discretionary — 10.1%
Airbnb, Inc. Class A (a) (b)	778	102,961
Amazon.com, Inc. (a) (b)	16,595	3,640,777
Aptiv PLC (a) (b)	349	23,809
AutoZone, Inc. (a) (b)	29	107,655
Best Buy Co., Inc. (a)	359	24,100
Booking Holdings, Inc. (a)	57	329,987
Caesars Entertainment, Inc. (a) (b)	314	8,914
CarMax, Inc. (a) (b)	287	19,289
Carnival Corp. (a) (b)	1,794	50,447
Chipotle Mexican Grill, Inc. (a) (b)	2,343	131,559
Darden Restaurants, Inc. (a)	216	47,082
Deckers Outdoor Corp. (a) (b)	268	27,623
Domino’s Pizza, Inc. (a)	65	29,289
DoorDash, Inc., Class A (a) (b)	611	150,618
DR Horton, Inc. (a)	454	58,530
eBay, Inc. (a)	788	58,674
Expedia Group, Inc. (a)	223	37,616

	Number of Shares	Value
Ford Motor Co. (a)	6,977	$75,700
Garmin Ltd. (a)	287	59,903
General Motors Co. (a)	1,714	84,346
Genuine Parts Co. (a)	217	26,324
Hasbro, Inc. (a)	220	16,240
Hilton Worldwide Holdings, Inc. (a)	414	110,265
Home Depot, Inc. (a)	1,740	637,954
Las Vegas Sands Corp. (a)	599	26,062
Lennar Corp. Class A (a)	395	43,691
LKQ Corp. (a)	535	19,800
Lowe’s Cos., Inc. (a)	969	214,992
Lululemon Athletica, Inc. (a) (b)	201	47,754
Marriott International, Inc. Class A (a)	410	112,016
McDonald’s Corp. (a)	1,250	365,212
MGM Resorts International (a) (b)	362	12,449
Mohawk Industries, Inc. (a) (b)	120	12,581
NIKE, Inc. Class B (a)	2,067	146,840
Norwegian Cruise Line Holdings Ltd. (a) (b)	860	17,441
NVR, Inc. (a) (b)	5	36,928
O’Reilly Automotive, Inc. (a) (b)	1,545	139,251
Pool Corp.	59	17,197
PulteGroup, Inc. (a)	331	34,907
Ralph Lauren Corp. (a)	67	18,377
Ross Stores, Inc. (a)	602	76,803
Royal Caribbean Cruises Ltd. (a)	437	136,842
Starbucks Corp. (a)	1,979	181,336
Tapestry, Inc. (a)	361	31,699
Tesla, Inc. (a) (b)	4,921	1,563,205
TJX Cos., Inc. (a)	1,933	238,706
Tractor Supply Co. (a)	915	48,285
Ulta Beauty, Inc. (a) (b)	80	37,426
Williams-Sonoma, Inc. (a)	232	37,902
Wynn Resorts Ltd.	160	14,987
Yum! Brands, Inc. (a)	497	73,645
		9,565,996
Consumer Staples — 5.4%
Altria Group, Inc. (a)	3,028	177,532
Archer-Daniels-Midland Co. (a)	836	44,124
Brown-Forman Corp. Class B (a)	358	9,634
Bunge Global SA (a)	264	21,194
Campbell’s Co. (a)	325	9,961
Church & Dwight Co., Inc. (a)	442	42,481
Clorox Co. (a)	241	28,937
Coca-Cola Co. (a)	6,878	486,618
Colgate-Palmolive Co. (a)	1,404	127,624
Conagra Brands, Inc. (a)	945	19,344

The accompanying notes are an integral part of the financial statements.
35

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Brands, Inc. Class A (a)	251	$40,833
Costco Wholesale Corp. (a)	776	768,193
Dollar General Corp. (a)	376	43,007
Dollar Tree, Inc. (a) (b)	358	35,456
Estee Lauder Cos., Inc. Class A (a)	422	34,098
General Mills, Inc. (a)	865	44,816
Hershey Co. (a)	275	45,636
Hormel Foods Corp. (a)	463	14,006
J.M. Smucker Co. (a)	215	21,113
Kellanova (a)	480	38,174
Kenvue, Inc. (a)	3,311	69,299
Keurig Dr. Pepper, Inc. (a)	2,394	79,146
Kimberly-Clark Corp. (a)	612	78,899
Kraft Heinz Co. (a)	1,385	35,761
Kroger Co. (a)	1,113	79,835
Lamb Weston Holdings, Inc. (a)	286	14,829
McCormick & Co., Inc. (a)	467	35,408
Molson Coors Beverage Co. Class B (a)	288	13,850
Mondelez International, Inc. Class A (a)	2,258	152,279
Monster Beverage Corp. (a) (b)	1,253	78,488
PepsiCo, Inc. (a)	2,384	314,783
Philip Morris International, Inc. (a)	2,714	494,301
Procter & Gamble Co. (a)	4,096	652,575
Sysco Corp. (a)	839	63,546
Target Corp. (a)	816	80,498
Tyson Foods, Inc. Class A (a)	507	28,362
Walgreens Boots Alliance, Inc.	1,361	15,624
Walmart, Inc. (a)	7,567	739,901
		5,080,165
Energy — 2.9%
APA Corp. (a)	701	12,821
Baker Hughes Co. (a)	1,804	69,165
Chevron Corp. (a)	2,825	404,512
ConocoPhillips (a)	2,234	200,479
Coterra Energy, Inc. (a)	1,370	34,771
Devon Energy Corp. (a)	1,190	37,854
Diamondback Energy, Inc. (a)	326	44,792
EOG Resources, Inc. (a)	917	109,682
EQT Corp. (a)	1,063	61,994
Expand Energy Corp. (a)	393	45,958
Exxon Mobil Corp. (a)	7,541	812,920
Halliburton Co. (a)	1,526	31,100
Hess Corp. (a)	454	62,897
Kinder Morgan, Inc. (a)	3,463	101,812
Marathon Petroleum Corp. (a)	537	89,201
Occidental Petroleum Corp. (a)	1,218	51,168

	Number of Shares	Value
ONEOK, Inc. (a)	1,127	$91,997
Phillips 66 (a)	738	88,044
Schlumberger NV (a)	2,322	78,484
Targa Resources Corp. (a)	384	66,847
Texas Pacific Land Corp. (a)	35	36,974
Valero Energy Corp. (a)	565	75,947
Williams Cos., Inc. (a)	2,135	134,099
		2,743,518
Financials — 13.7%
Aflac, Inc. (a)	812	85,634
Allstate Corp. (a)	489	98,441
American Express Co. (a)	997	318,023
American International Group, Inc. (a)	991	84,820
Ameriprise Financial, Inc. (a)	161	85,931
Aon PLC Class A (a)	376	134,142
Apollo Global Management, Inc. (a)	779	110,517
Arch Capital Group Ltd. (a)	618	56,269
Arthur J Gallagher & Co. (a)	456	145,975
Assurant, Inc.	89	17,577
Bank of America Corp. (a)	11,519	545,079
Bank of New York Mellon Corp. (a)	1,234	112,430
Berkshire Hathaway, Inc. Class B (a) (b)	3,224	1,566,122
Blackrock, Inc. (a)	262	274,904
Blackstone, Inc. (a)	1,318	197,146
Brown & Brown, Inc. (a)	406	45,013
Capital One Financial Corp. (a)	1,113	236,802
Cboe Global Markets, Inc. (a)	184	42,911
Charles Schwab Corp. (a)	2,992	272,990
Chubb Ltd. (a)	671	194,402
Cincinnati Financial Corp. (a)	289	43,038
Citigroup, Inc. (a)	3,271	278,428
Citizens Financial Group, Inc. (a)	706	31,594
CME Group, Inc. (a)	651	179,429
Coinbase Global, Inc. Class A (a) (b)	370	129,681
Corpay, Inc. (a) (b)	128	42,473
Erie Indemnity Co. Class A (a)	49	16,993
Everest Group Ltd. (a)	78	26,508
FactSet Research Systems, Inc. (a)	65	29,073
Fidelity National Information Services, Inc. (a)	902	73,432
Fifth Third Bancorp (a)	1,137	46,765
Fiserv, Inc. (a) (b)	955	164,652
Franklin Resources, Inc. (a)	675	16,099
Global Payments, Inc. (a)	429	34,337
Globe Life, Inc. (a)	145	18,022

The accompanying notes are an integral part of the financial statements.
36

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Goldman Sachs Group, Inc. (a)	535	$378,646
Hartford Insurance Group, Inc. (a)	490	62,166
Huntington Bancshares, Inc. (a)	2,165	36,285
Intercontinental Exchange, Inc. (a)	1,035	189,891
Invesco Ltd. (a)	598	9,430
Jack Henry & Associates, Inc. (a)	131	23,602
JP Morgan Chase & Co. (a)	4,886	1,416,500
KeyCorp. (a)	1,841	32,070
KKR & Co., Inc. (a)	1,178	156,709
Loews Corp. (a)	267	24,473
M&T Bank Corp. (a)	278	53,929
MarketAxess Holdings, Inc. (a)	77	17,197
Marsh & McLennan Cos., Inc. (a)	885	193,496
Mastercard, Inc. Class A (a)	1,422	799,079
MetLife, Inc. (a)	1,062	85,406
Moody’s Corp. (a)	264	132,420
Morgan Stanley (a)	2,163	304,680
MSCI, Inc. (a)	142	81,897
Nasdaq, Inc. (a)	677	60,537
Northern Trust Corp. (a)	350	44,377
PayPal Holdings, Inc. (a) (b)	1,686	125,304
PNC Financial Services Group, Inc. (a)	676	126,020
Principal Financial Group, Inc. (a)	345	27,403
Progressive Corp. (a)	1,020	272,197
Prudential Financial, Inc. (a)	660	70,910
Raymond James Financial, Inc. (a)	320	49,078
Regions Financial Corp. (a)	1,556	36,597
S&P Global, Inc. (a)	547	288,428
State Street Corp. (a)	499	53,064
Synchrony Financial (a)	622	41,512
T. Rowe Price Group, Inc. (a)	325	31,363
Travelers Cos., Inc. (a)	382	102,200
Truist Financial Corp. (a)	2,309	99,264
US Bancorp (a)	2,905	131,451
Visa, Inc. Class A (a)	3,002	1,065,860
W. R. Berkley Corp. (a)	528	38,792
Wells Fargo & Co. (a)	5,712	457,645
Willis Towers Watson PLC (a)	187	57,316
		12,932,846
Health Care — 9.1%
Abbott Laboratories (a)	3,083	419,319
AbbVie, Inc. (a)	3,096	574,680
Agilent Technologies, Inc. (a)	465	54,875
Align Technology, Inc. (a) (b)	129	24,424
Amgen, Inc. (a)	951	265,529
Baxter International, Inc. (a)	889	26,919
Becton Dickinson & Co. (a)	514	88,536
Bio-Techne Corp. (a)	318	16,361

	Number of Shares	Value
Biogen, Inc. (a) (b)	270	$33,909
Boston Scientific Corp. (a) (b)	2,569	275,936
Bristol-Myers Squibb Co. (a)	3,542	163,959
Cardinal Health, Inc. (a)	433	72,744
Cencora, Inc. (a)	302	90,555
Centene Corp. (a) (b)	902	48,961
Charles River Laboratories International, Inc. (a) (b)	88	13,352
Cigna Group (a)	476	157,356
Cooper Cos., Inc. (a) (b)	346	24,621
CVS Health Corp. (a)	2,211	152,515
Danaher Corp. (a)	1,109	219,072
DaVita, Inc. (a) (b)	78	11,111
Dexcom, Inc. (a) (b)	702	61,278
Edwards Lifesciences Corp. (a) (b)	1,061	82,981
Elevance Health, Inc. (a)	392	152,472
Eli Lilly & Co. (a)	1,381	1,076,531
GE HealthCare Technologies, Inc. (a) (b)	783	57,997
Gilead Sciences, Inc. (a)	2,210	245,023
HCA Healthcare, Inc. (a)	300	114,930
Henry Schein, Inc. (b)	207	15,121
Hologic, Inc. (a) (b)	363	23,653
Humana, Inc. (a)	216	52,808
IDEXX Laboratories, Inc. (a) (b)	142	76,160
Incyte Corp. (a) (b)	320	21,792
Insulet Corp. (a) (b)	125	39,273
Intuitive Surgical, Inc. (a) (b)	626	340,175
IQVIA Holdings, Inc. (a) (b)	313	49,326
Johnson & Johnson (a)	4,214	643,688
Labcorp Holdings, Inc. (a)	140	36,751
McKesson Corp. (a)	217	159,013
Medtronic PLC (a)	2,220	193,517
Merck & Co., Inc. (a)	4,393	347,750
Mettler-Toledo International, Inc. (a) (b)	34	39,940
Moderna, Inc. (a) (b)	642	17,713
Molina Healthcare, Inc. (a) (b)	94	28,003
Pfizer, Inc. (a)	9,910	240,218
Quest Diagnostics, Inc. (a)	214	38,441
Regeneron Pharmaceuticals, Inc. (a)	179	93,975
ResMed, Inc. (a)	269	69,402
Revvity, Inc. (a)	205	19,828
Solventum Corp. (a) (b)	242	18,353
STERIS PLC (a)	177	42,519
Stryker Corp. (a)	595	235,400
Thermo Fisher Scientific, Inc. (a)	657	266,387
UnitedHealth Group, Inc. (a)	1,591	496,344

The accompanying notes are an integral part of the financial statements.
37

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Services, Inc. Class B (a)	99	$17,934
Vertex Pharmaceuticals, Inc. (a) (b)	447	199,004
Viatris, Inc. (a)	2,292	20,468
Waters Corp. (a) (b)	107	37,347
West Pharmaceutical Services, Inc. (a)	128	28,006
Zimmer Biomet Holdings, Inc. (a)	348	31,741
Zoetis, Inc. (a)	806	125,696
		8,591,692
Industrials — 8.4%
3M Co. (a)	928	141,279
A.O. Smith Corp. (a)	241	15,802
Allegion PLC	137	19,744
AMETEK, Inc. (a)	382	69,127
Automatic Data Processing, Inc. (a)	730	225,132
Axon Enterprise, Inc. (a) (b)	130	107,632
Boeing Co. (a) (b)	1,321	276,789
Broadridge Financial Solutions, Inc. (a)	187	45,447
Builders FirstSource, Inc. (a) (b)	184	21,471
C.H. Robinson Worldwide, Inc. (a)	230	22,068
Carrier Global Corp. (a)	1,382	101,149
Caterpillar, Inc. (a)	840	326,096
Cintas Corp. (a)	611	136,174
Copart, Inc. (a) (b)	1,611	79,052
CSX Corp. (a)	3,168	103,372
Cummins, Inc. (a)	232	75,980
Dayforce, Inc. (a) (b)	314	17,392
Deere & Co. (a)	440	223,736
Delta Air Lines, Inc. (a)	1,181	58,082
Dover Corp. (a)	228	41,776
Eaton Corp. PLC (a)	676	241,325
Emerson Electric Co. (a)	1,008	134,397
Equifax, Inc. (a)	227	58,877
Expeditors International of Washington, Inc. (a)	219	25,021
Fastenal Co. (a)	2,004	84,168
FedEx Corp. (a)	380	86,378
Fortive Corp. (a)	636	33,155
GE Vernova, Inc. (a)	476	251,875
Generac Holdings, Inc. (a) (b)	91	13,032
General Dynamics Corp. (a)	437	127,455
General Electric Co. (a)	1,871	481,577
Honeywell International, Inc. (a)	1,118	260,360
Howmet Aerospace, Inc. (a)	727	135,316
Hubbell, Inc. (a)	102	41,658
Huntington Ingalls Industries, Inc. (a)	51	12,314

	Number of Shares	Value
IDEX Corp. (a)	117	$20,542
Illinois Tool Works, Inc. (a)	440	108,790
Ingersoll Rand, Inc. (a)	734	61,054
Jacobs Solutions, Inc. (a)	186	24,450
JB Hunt Transport Services, Inc.	128	18,381
Johnson Controls International PLC (a)	1,185	125,160
L3Harris Technologies, Inc. (a)	320	80,269
Leidos Holdings, Inc. (a)	228	35,969
Lennox International, Inc. (a)	58	33,248
Lockheed Martin Corp. (a)	363	168,120
Masco Corp. (a)	346	22,269
Nordson Corp. (a)	83	17,793
Norfolk Southern Corp. (a)	400	102,388
Northrop Grumman Corp. (a)	244	121,995
Old Dominion Freight Line, Inc. (a)	337	54,695
Otis Worldwide Corp. (a)	734	72,681
PACCAR, Inc. (a)	901	85,649
Parker-Hannifin Corp. (a)	230	160,648
Paychex, Inc. (a)	544	79,130
Paycom Software, Inc. (a)	82	18,975
Pentair PLC (a)	276	28,334
Quanta Services, Inc. (a)	267	100,947
Republic Services, Inc. (a)	361	89,026
Rockwell Automation, Inc. (a)	201	66,766
Rollins, Inc. (a)	544	30,692
RTX Corp. (a)	2,337	341,249
Snap-on, Inc. (a)	105	32,674
Southwest Airlines Co. (a)	1,000	32,440
Stanley Black & Decker, Inc. (a)	310	21,002
Textron, Inc. (a)	371	29,788
Trane Technologies PLC (a)	392	171,465
TransDigm Group, Inc. (a)	98	149,023
Uber Technologies, Inc. (a) (b)	3,663	341,758
Union Pacific Corp. (a)	1,069	245,955
United Airlines Holdings, Inc. (a) (b)	577	45,946
United Parcel Service, Inc. Class B (a)	1,292	130,414
United Rentals, Inc. (a)	110	82,874
Veralto Corp. (a)	394	39,774
Verisk Analytics, Inc. (a)	249	77,563
W.W. Grainger, Inc. (a)	78	81,139
Waste Management, Inc. (a)	656	150,106
Westinghouse Air Brake Technologies Corp. (a)	314	65,736
Xylem, Inc. (a)	424	54,849
		7,915,934

The accompanying notes are an integral part of the financial statements.
38

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 32.4%
Accenture PLC Class A (a)	1,113	$332,665
Adobe, Inc. (a) (b)	745	288,226
Advanced Micro Devices, Inc. (a) (b)	2,840	402,996
Akamai Technologies, Inc. (a) (b)	276	22,014
Amphenol Corp. Class A (a)	2,101	207,474
Analog Devices, Inc. (a)	860	204,697
ANSYS, Inc. (a) (b)	164	57,600
Apple, Inc. (a)	26,237	5,383,045
Applied Materials, Inc. (a)	1,415	259,044
Arista Networks, Inc. (a) (b)	1,795	183,646
Autodesk, Inc. (a) (b)	386	119,494
Broadcom, Inc. (a)	8,257	2,276,042
Cadence Design Systems, Inc. (a) (b)	475	146,371
CDW Corp. (a)	237	42,326
Cisco Systems, Inc. (a)	6,954	482,469
Cognizant Technology Solutions Corp. Class A (a)	871	67,964
Corning, Inc. (a)	1,321	69,471
Crowdstrike Holdings, Inc. Class A (a) (b)	436	222,059
Dell Technologies, Inc. Class C (a)	519	63,629
Enphase Energy, Inc. (a) (b)	256	10,150
EPAM Systems, Inc. (a) (b)	107	18,920
F5, Inc. (a) (b)	102	30,021
Fair Isaac Corp. (a) (b)	44	80,430
First Solar, Inc. (a) (b)	192	31,784
Fortinet, Inc. (a) (b)	1,102	116,503
Gartner, Inc. (a) (b)	136	54,974
Gen Digital, Inc. (a)	944	27,754
GoDaddy, Inc. Class A (a) (b)	232	41,774
Hewlett Packard Enterprise Co. (a)	2,235	45,706
HP, Inc. (a)	1,632	39,919
Intel Corp. (a)	7,632	170,957
International Business Machines Corp. (a)	1,625	479,017
Intuit, Inc. (a)	489	385,151
Jabil, Inc. (a)	189	41,221
Juniper Networks, Inc. (a)	628	25,076
Keysight Technologies, Inc. (a) (b)	295	48,339
KLA Corp. (a)	229	205,124
Lam Research Corp. (a)	2,257	219,696
Microchip Technology, Inc. (a)	973	68,470
Micron Technology, Inc. (a)	1,978	243,788
Microsoft Corp. (a)	13,056	6,494,185
Monolithic Power Systems, Inc. (a)	87	63,630
Motorola Solutions, Inc. (a)	302	126,979
NetApp, Inc. (a)	349	37,186

	Number of Shares	Value
NVIDIA Corp. (a)	42,835	$6,767,502
NXP Semiconductors NV (a)	441	96,354
ON Semiconductor Corp. (a) (b)	749	39,255
Oracle Corp. (a)	2,852	623,533
Palantir Technologies, Inc. Class A (a) (b)	3,732	508,746
Palo Alto Networks, Inc. (a) (b)	1,156	236,564
PTC, Inc. (a) (b)	228	39,294
QUALCOMM, Inc. (a)	1,917	305,301
Ralliant Corp. (b)	212	10,280
Roper Technologies, Inc. (a)	196	111,101
Salesforce, Inc. (a)	1,680	458,119
Seagate Technology Holdings PLC (a)	365	52,680
ServiceNow, Inc. (a) (b)	362	372,165
Skyworks Solutions, Inc.	248	18,481
Super Micro Computer, Inc. (a) (b)	919	45,040
Synopsys, Inc. (a) (b)	278	142,525
TE Connectivity PLC (a)	501	84,504
Teledyne Technologies, Inc. (a) (b)	86	44,059
Teradyne, Inc. (a)	310	27,875
Texas Instruments, Inc. (a)	1,616	335,514
Trimble, Inc. (a) (b)	476	36,166
Tyler Technologies, Inc. (a) (b)	73	43,277
VeriSign, Inc. (a)	145	41,876
Western Digital Corp. (a)	625	39,994
Workday, Inc. Class A (a) (b)	376	90,240
Zebra Technologies Corp. Class A (a) (b)	88	27,136
		30,535,567
Materials — 1.8%
Air Products & Chemicals, Inc. (a)	396	111,696
Albemarle Corp. (a) (c)	177	11,093
Amcor PLC (a)	3,916	35,988
Avery Dennison Corp. (a)	147	25,794
Ball Corp. (a)	443	24,848
CF Industries Holdings, Inc. (a)	283	26,036
Corteva, Inc. (a)	1,175	87,573
Dow, Inc. (a)	1,074	28,439
DuPont de Nemours, Inc. (a)	783	53,706
Eastman Chemical Co. (a)	142	10,602
Ecolab, Inc. (a)	450	121,248
Freeport-McMoRan, Inc. (a)	2,582	111,930
International Flavors & Fragrances, Inc. (a)	441	32,435
International Paper Co. (a)	992	46,455
Linde PLC (LIN US) (a)	821	385,197
LyondellBasell Industries NV Class A (a)	484	28,004

The accompanying notes are an integral part of the financial statements.
39

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Martin Marietta Materials, Inc. (a)	100	$54,896
Mosaic Co. (a)	606	22,107
Newmont Corp. (NEM US) (a)	1,977	115,180
Nucor Corp. (a)	385	49,873
Packaging Corp. of America (a)	159	29,963
PPG Industries, Inc. (a)	420	47,775
Sherwin-Williams Co. (a)	415	142,494
Smurfit WestRock PLC (a)	873	37,670
Steel Dynamics, Inc. (a)	265	33,923
Vulcan Materials Co. (a)	223	58,163
		1,733,088
Real Estate — 2.0%
Alexandria Real Estate Equities, Inc. (a)	280	20,336
American Tower Corp. (a)	818	180,794
AvalonBay Communities, Inc. (a)	252	51,282
BXP, Inc. (a)	231	15,586
Camden Property Trust	161	18,143
CBRE Group, Inc. Class A (a) (b)	539	75,525
CoStar Group, Inc. (a) (b)	780	62,712
Crown Castle, Inc. (a)	781	80,232
Digital Realty Trust, Inc. (a)	551	96,056
Equinix, Inc. (a)	175	139,207
Equity Residential (a)	590	39,819
Essex Property Trust, Inc. (a)	122	34,575
Extra Space Storage, Inc. (a)	344	50,719
Federal Realty Investment Trust (a)	55	5,225
Healthpeak Properties, Inc. (a)	1,225	21,450
Host Hotels & Resorts, Inc.	1,224	18,801
Invitation Homes, Inc. (a)	1,109	36,375
Iron Mountain, Inc. (a)	541	55,490
Kimco Realty Corp. (a)	1,012	21,272
Mid-America Apartment Communities, Inc. (a)	241	35,670
Prologis, Inc. (a)	1,659	174,394
Public Storage (a)	275	80,691
Realty Income Corp. (a)	1,604	92,407
Regency Centers Corp. (a)	293	20,870
SBA Communications Corp. (a)	192	45,089
Simon Property Group, Inc. (a)	554	89,061
UDR, Inc. (a)	395	16,128
Ventas, Inc. (a)	810	51,152
VICI Properties, Inc. (a)	1,824	59,462
Welltower, Inc. (a)	1,062	163,261
Weyerhaeuser Co. (a)	1,211	31,111
		1,882,895

	Number of Shares	Value
Utilities — 2.4%
AES Corp. (a)	1,400	$14,728
Alliant Energy Corp. (a)	481	29,086
Ameren Corp. (a)	500	48,020
American Electric Power Co., Inc. (a)	982	101,892
American Water Works Co., Inc. (a)	318	44,237
Atmos Energy Corp. (a)	302	46,541
CenterPoint Energy, Inc. (a)	1,254	46,072
CMS Energy Corp. (a)	454	31,453
Consolidated Edison, Inc. (a)	548	54,992
Constellation Energy Corp. (a)	548	176,873
Dominion Energy, Inc. (a)	1,476	83,424
DTE Energy Co. (a)	358	47,421
Duke Energy Corp. (a)	1,349	159,182
Edison International (a)	711	36,688
Entergy Corp. (a)	740	61,509
Evergy, Inc. (a)	381	26,262
Eversource Energy (a)	685	43,580
Exelon Corp. (a)	1,879	81,586
FirstEnergy Corp. (a)	996	40,099
NextEra Energy, Inc. (a)	3,587	249,010
NiSource, Inc. (a)	747	30,134
NRG Energy, Inc. (a)	356	57,166
PG&E Corp. (a)	3,859	53,794
Pinnacle West Capital Corp. (a)	241	21,562
PPL Corp. (a)	1,387	47,005
Public Service Enterprise Group, Inc. (a)	919	77,361
Sempra (a)	1,110	84,105
Southern Co. (a)	1,903	174,753
Vistra Corp. (a)	608	117,836
WEC Energy Group, Inc. (a)	568	59,186
Xcel Energy, Inc. (a)	992	67,555
		2,213,112
TOTAL COMMON STOCK (Cost $48,465,612)		92,222,074
TOTAL EQUITIES (Cost $48,465,612)		92,222,074

The accompanying notes are an integral part of the financial statements.
40

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 0.0%
Corporate Debt — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (d) (e)	$359,000	$—
TOTAL CORPORATE DEBT (Cost $0)		—
TOTAL BONDS & NOTES (Cost $0)		—
TOTAL PURCHASED OPTIONS (#) — 0.6% (Cost $1,251,084)		614,005
	Number of Shares
Rights — 0.0%
Health Care — 0.0%
Abiomed, Inc., CVR (b) (d) (e)	136	—
TOTAL RIGHTS (Cost $139)		—
TOTAL LONG-TERM INVESTMENTS (Cost $49,716,835)		92,836,079
Short-Term Investments — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (f)	3,008	3,008

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (g)	$903,897	903,897
TOTAL SHORT-TERM INVESTMENTS (Cost $906,905)		906,905
TOTAL INVESTMENTS — 99.4% (Cost $50,623,740) (h)		93,742,984
Other Assets/(Liabilities) — 0.6%		562,546
NET ASSETS — 100.0%		$94,305,530

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $2,945 or 0.00% of net assets. (Note 2).
(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(g)
Maturity value of $903,966. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 9/15/27, and an aggregate market value, including accrued interest, of $921,994.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
41

MML Managed Volatility Fund – Portfolio of Investments (Continued)
(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	9/19/25	5,300.00	20	USD	10,600,000	$52,920	$149,290	$(96,370)
S&P 500 Index	9/19/25	5,350.00	22	USD	11,770,000	63,844	178,211	(114,367)
S&P 500 Index	9/19/25	5,400.00	22	USD	11,880,000	67,980	190,179	(122,199)
S&P 500 Index	10/17/25	5,350.00	21	USD	11,235,000	87,213	176,033	(88,820)
S&P 500 Index	10/17/25	5,400.00	21	USD	11,340,000	94,500	168,136	(73,636)
S&P 500 Index	10/17/25	5,500.00	21	USD	11,550,000	111,636	168,325	(56,689)
S&P 500 Index	11/21/25	5,400.00	21	USD	11,340,000	135,912	220,910	(84,998)
						$614,005	$1,251,084	$(637,079)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
S&P 500 Index	7/18/25	6,100.00	17	USD	10,370,000	$(244,800)	$(83,903)	$(160,897)
S&P 500 Index	7/31/25	6,100.00	16	USD	9,760,000	(280,000)	(105,560)	(174,440)
S&P 500 Index	8/15/25	6,150.00	16	USD	9,840,000	(280,800)	(160,136)	(120,664)
S&P 500 Index	8/15/25	6,200.00	16	USD	9,920,000	(222,464)	(94,545)	(127,919)
S&P 500 Index	8/15/25	6,250.00	16	USD	10,000,000	(185,296)	(102,695)	(82,601)
S&P 500 Index	9/19/25	6,250.00	17	USD	10,625,000	(280,500)	(203,992)	(76,508)
S&P 500 Index	9/19/25	6,300.00	17	USD	10,710,000	(243,270)	(147,177)	(96,093)
S&P 500 Index	9/19/25	6,400.00	16	USD	10,240,000	(145,600)	(98,488)	(47,112)
S&P 500 Index	9/30/25	6,500.00	17	USD	11,050,000	(109,735)	(109,829)	94
						$(1,992,465)	$(1,106,325)	$(886,140)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
42

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.3%
Common Stock — 97.3%
Communication Services — 4.8%
Liberty Media Corp-Liberty Formula One Class C (a)	43,022	$4,495,799
Liberty Media Corp-Liberty Live Class C (a)	15,268	1,239,151
Live Nation Entertainment, Inc. (a)	3,785	572,595
Match Group, Inc.	39,052	1,206,316
New York Times Co. Class A	40,886	2,288,798
Reddit, Inc. Class A (a)	12,559	1,891,009
Trade Desk, Inc. Class A (a)	40,447	2,911,779
		14,605,447
Consumer Discretionary — 14.9%
Birkenstock Holding PLC (a)	34,081	1,676,104
Bright Horizons Family Solutions, Inc. (a)	9,118	1,126,894
Burlington Stores, Inc. (a)	11,310	2,631,158
Domino’s Pizza, Inc.	9,686	4,364,512
DraftKings, Inc. Class A (a)	97,066	4,163,161
Duolingo, Inc. (a)	4,075	1,670,831
Hilton Worldwide Holdings, Inc.	19,927	5,307,357
Lululemon Athletica, Inc. (a)	5,741	1,363,947
On Holding AG, Class A (a)	24,556	1,278,140
Planet Fitness, Inc. Class A (a)	34,394	3,750,666
Ross Stores, Inc.	27,642	3,526,566
Texas Roadhouse, Inc.	10,170	1,905,960
TopBuild Corp. (a) (b)	2,615	846,580
Ulta Beauty, Inc. (a)	4,471	2,091,623
Viking Holdings Ltd. (a)	65,350	3,482,501
Wingstop, Inc.	2,682	903,137
Yum! Brands, Inc.	32,756	4,853,784
		44,942,921
Consumer Staples — 3.6%
Casey’s General Stores, Inc.	6,412	3,271,851
Dollar Tree, Inc. (a)	41,430	4,103,227
Maplebear, Inc. (a) (b)	29,831	1,349,554
McCormick & Co., Inc.	27,692	2,099,608
		10,824,240
Energy — 5.0%
Cheniere Energy, Inc.	21,629	5,267,094
EQT Corp.	56,081	3,270,644
Expand Energy Corp.	18,283	2,138,014
TechnipFMC PLC	125,336	4,316,572
		14,992,324

	Number of Shares	Value
Financials — 8.9%
Assurant, Inc.	20,466	$4,041,830
Axis Capital Holdings Ltd.	15,868	1,647,416
Cboe Global Markets, Inc.	11,490	2,679,583
Corpay, Inc. (a)	7,060	2,342,649
Markel Group, Inc. (a)	802	1,601,883
MarketAxess Holdings, Inc.	11,522	2,573,324
MSCI, Inc.	4,756	2,742,975
Raymond James Financial, Inc.	21,563	3,307,117
Toast, Inc., Class A (a)	74,780	3,312,006
TPG, Inc.	17,790	933,086
Tradeweb Markets, Inc. Class A	12,724	1,862,794
		27,044,663
Health Care — 19.0%
Agilent Technologies, Inc.	42,132	4,971,997
Alcon AG (b)	30,261	2,671,441
Align Technology, Inc. (a)	9,459	1,790,872
Alnylam Pharmaceuticals, Inc. (a)	17,353	5,658,640
Ascendis Pharma AS ADR (a)	10,946	1,889,280
Avantor, Inc. (a)	212,204	2,856,266
Biogen, Inc. (a)	5,464	686,224
BioNTech SE ADR (a)	10,758	1,145,404
Bruker Corp.	47,912	1,973,974
Caris Life Sciences, Inc. (a)	24,765	661,721
Cooper Cos., Inc. (a)	37,722	2,684,298
CRISPR Therapeutics AG (a) (b)	15,971	776,829
Cytokinetics, Inc. (a) (b)	23,744	784,502
Encompass Health Corp.	11,305	1,386,332
Hologic, Inc. (a)	98,927	6,446,083
Ionis Pharmaceuticals, Inc. (a) (b)	64,970	2,566,965
Masimo Corp. (a) (b)	4,376	736,131
Mettler-Toledo International, Inc. (a)	2,878	3,380,844
Molina Healthcare, Inc. (a)	6,005	1,788,889
Quidelortho Corp. (a) (b)	25,845	744,853
Revolution Medicines, Inc. (a)	15,557	572,342
Teleflex, Inc.	31,283	3,702,656
Vaxcyte, Inc. (a)	16,439	534,432
Veeva Systems, Inc. Class A (a)	22,948	6,608,565
West Pharmaceutical Services, Inc.	2,450	536,060
		57,555,600
Industrials — 16.8%
Booz Allen Hamilton Holding Corp.	12,007	1,250,289
Broadridge Financial Solutions, Inc.	11,869	2,884,523
BWX Technologies, Inc.	23,317	3,359,047
Equifax, Inc.	10,447	2,709,638
Esab Corp.	27,419	3,305,360
Ferguson Enterprises, Inc.	14,194	3,090,743
Fortive Corp.	46,751	2,437,130

The accompanying notes are an integral part of the financial statements.
43

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IDEX Corp.	7,660	$1,344,866
Ingersoll Rand, Inc.	51,583	4,290,674
ITT, Inc.	10,214	1,601,862
JB Hunt Transport Services, Inc.	11,959	1,717,312
Old Dominion Freight Line, Inc.	15,235	2,472,641
Paylocity Holding Corp. (a)	19,214	3,481,385
Quanta Services, Inc.	4,186	1,582,643
StandardAero, Inc. (a)	34,509	1,092,210
Textron, Inc.	59,552	4,781,430
TransUnion	27,292	2,401,696
UL Solutions, Inc. Class A	12,376	901,715
Veralto Corp.	17,276	1,744,012
Verisk Analytics, Inc.	4,639	1,445,049
Waste Connections, Inc.	5,974	1,115,465
XPO, Inc. (a) (b)	13,102	1,654,652
		50,664,342
Information Technology — 19.6%
Amphenol Corp. Class A	29,641	2,927,049
Atlassian Corp. Class A (a)	11,975	2,432,003
CCC Intelligent Solutions Holdings, Inc. (a) (b)	301,282	2,835,064
Corning, Inc.	23,345	1,227,714
Fair Isaac Corp. (a)	1,148	2,098,498
Gartner, Inc. (a)	6,509	2,631,068
HubSpot, Inc. (a)	1,542	858,323
Keysight Technologies, Inc. (a)	17,301	2,834,942
Lattice Semiconductor Corp. (a)	90,260	4,421,837
MACOM Technology Solutions Holdings, Inc. (a)	6,566	940,842
Manhattan Associates, Inc. (a)	6,093	1,203,185
Microchip Technology, Inc.	66,211	4,659,268
Monday.com Ltd. (a)	4,749	1,493,466
MongoDB, Inc. (a)	2,645	555,424
Monolithic Power Systems, Inc.	4,866	3,558,895
NXP Semiconductors NV	10,919	2,385,692
Onestream, Inc. (a) (b)	23,224	657,239
PTC, Inc. (a)	32,578	5,614,492
Pure Storage, Inc. Class A (a)	45,589	2,625,015
Ralliant Corp. (a)	15,237	738,826
Roper Technologies, Inc.	1,366	774,303
SailPoint, Inc. (a)	13,128	300,106
Tyler Technologies, Inc. (a)	8,628	5,115,023
Zoom Communications, Inc. (a)	33,519	2,613,812
Zscaler, Inc. (a)	11,732	3,683,144
		59,185,230

	Number of Shares	Value
Materials — 3.8%
Avery Dennison Corp.	18,733	$3,287,080
Ball Corp.	58,333	3,271,898
Martin Marietta Materials, Inc.	6,020	3,304,739
Sealed Air Corp. (b)	48,911	1,517,708
		11,381,425
Real Estate — 0.9%
CoStar Group, Inc. (a)	33,143	2,664,697
TOTAL COMMON STOCK (Cost $241,564,694)		293,860,889
TOTAL EQUITIES (Cost $241,564,694)		293,860,889
TOTAL LONG-TERM INVESTMENTS (Cost $241,564,694)		293,860,889
Short-Term Investments — 3.3%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	781,772	781,772
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund, 1.206% (d)	116	116

	Principal Amount
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (e)	$9,124,574	9,124,574
TOTAL SHORT-TERM INVESTMENTS (Cost $9,906,462)		9,906,462
TOTAL INVESTMENTS — 100.6% (Cost $251,471,156) (f)		303,767,351
Other Assets/ (Liabilities) — (0.6)%		(1,865,618)
NET ASSETS — 100.0%		$301,901,733

The accompanying notes are an integral part of the financial statements.
44

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $14,888,323 or 4.93% of net assets. The Fund received $15,014,371 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(e)
Maturity value of $9,125,271. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $9,307,217.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
45

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.3%
Common Stock — 96.6%
Communication Services — 1.4%
Interpublic Group of Cos., Inc.	71,862	$1,759,182
Omnicom Group, Inc.	23,361	1,680,590
		3,439,772
Consumer Discretionary — 3.2%
BorgWarner, Inc.	43,096	1,442,854
Cie Generale des Etablissements Michelin SCA	34,230	1,273,677
Gentex Corp.	48,923	1,075,817
Mohawk Industries, Inc. (a)	16,912	1,773,054
PulteGroup, Inc.	7,754	817,737
Sodexo SA	20,342	1,251,876
		7,635,015
Consumer Staples — 9.5%
Conagra Brands, Inc.	106,442	2,178,868
Estee Lauder Cos., Inc. Class A	30,728	2,482,822
General Mills, Inc.	34,270	1,775,529
Heineken NV	18,984	1,662,185
Kenvue, Inc.	187,759	3,929,796
Kimberly-Clark Corp.	24,901	3,210,237
Koninklijke Ahold Delhaize NV	41,904	1,751,907
Mondelez International, Inc. Class A	17,105	1,153,561
Pernod Ricard SA	20,813	2,079,033
Reckitt Benckiser Group PLC	33,864	2,303,665
		22,527,603
Energy — 5.6%
Baker Hughes Co.	86,800	3,327,912
Coterra Energy, Inc.	79,879	2,027,329
Diamondback Energy, Inc.	10,392	1,427,861
Enterprise Products Partners LP (b)	159,911	4,958,840
Occidental Petroleum Corp.	36,097	1,516,435
		13,258,377
Financials — 16.5%
Allstate Corp.	6,728	1,354,414
Bank of New York Mellon Corp.	17,300	1,576,203
Commerce Bancshares, Inc.	58,719	3,650,560
First Hawaiian, Inc.	24,369	608,250
Hanover Insurance Group, Inc.	7,965	1,353,015
Northern Trust Corp.	32,468	4,116,618
PNC Financial Services Group, Inc.	17,196	3,205,678
Prosperity Bancshares, Inc.	28,850	2,026,424
Raymond James Financial, Inc.	8,192	1,256,407
Reinsurance Group of America, Inc.	16,668	3,306,264
T. Rowe Price Group, Inc.	19,777	1,908,481

	Number of Shares	Value
Truist Financial Corp.	107,024	$4,600,962
US Bancorp	101,897	4,610,839
Westamerica BanCorp	26,899	1,302,988
Willis Towers Watson PLC	13,991	4,288,241
		39,165,344
Health Care — 15.2%
Becton Dickinson & Co.	18,825	3,242,606
Cencora, Inc.	3,058	916,941
Centene Corp. (a)	33,630	1,825,436
Envista Holdings Corp. (a)	81,533	1,593,155
GE HealthCare Technologies, Inc. (a)	33,713	2,497,122
Henry Schein, Inc. (a)	65,277	4,768,485
Hologic, Inc. (a)	29,645	1,931,668
ICON PLC (a)	7,839	1,140,183
IQVIA Holdings, Inc. (a)	12,054	1,899,590
Labcorp Holdings, Inc.	15,404	4,043,704
Medtronic PLC	26,794	2,335,633
Qiagen NV	8,795	422,688
Quest Diagnostics, Inc.	10,435	1,874,439
Universal Health Services, Inc. Class B	7,594	1,375,653
Zimmer Biomet Holdings, Inc.	69,132	6,305,530
		36,172,833
Industrials — 17.1%
A.O. Smith Corp.	21,393	1,402,739
ABM Industries, Inc.	32,711	1,544,286
Ashtead Group PLC	18,275	1,171,491
Bunzl PLC	104,060	3,314,317
CSX Corp.	111,749	3,646,370
Cummins, Inc.	7,815	2,559,413
Dover Corp.	3,393	621,699
Emerson Electric Co.	10,442	1,392,232
Fortive Corp.	9,785	510,092
Gates Industrial Corp. PLC (a)	24,334	560,412
Hexcel Corp.	26,189	1,479,417
L3Harris Technologies, Inc.	13,236	3,320,118
Legrand SA	8,666	1,157,550
MSC Industrial Direct Co., Inc. Class A	44,095	3,748,957
Norfolk Southern Corp.	14,167	3,626,327
Oshkosh Corp.	32,635	3,705,378
Republic Services, Inc.	1,411	347,967
Southwest Airlines Co. (c)	70,927	2,300,872
Timken Co.	25,528	1,852,056
Toro Co.	18,839	1,331,541
Vinci SA	7,904	1,166,726
		40,759,960

The accompanying notes are an integral part of the financial statements.
46

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 5.9%
Amdocs Ltd.	27,578	$2,516,217
Analog Devices, Inc.	2,102	500,318
Cognizant Technology Solutions Corp. Class A	25,756	2,009,741
F5, Inc. (a)	3,978	1,170,805
HP, Inc.	95,769	2,342,510
NXP Semiconductors NV	5,937	1,297,175
Ralliant Corp. (a)	3,262	158,158
TE Connectivity PLC	10,906	1,839,515
Teradyne, Inc.	25,633	2,304,919
		14,139,358
Materials — 5.4%
Akzo Nobel NV	17,519	1,226,030
Eagle Materials, Inc.	8,681	1,754,517
Graphic Packaging Holding Co.	150,383	3,168,570
Packaging Corp. of America	14,380	2,709,911
PPG Industries, Inc.	14,561	1,656,314
Reliance, Inc.	7,053	2,213,936
		12,729,278
Real Estate — 8.9%
Agree Realty Corp. (c)	11,177	816,592
American Tower Corp.	10,436	2,306,565
Equity Residential	47,088	3,177,969
Essex Property Trust, Inc.	2,920	827,528
Healthpeak Properties, Inc.	108,514	1,900,080
Public Storage	8,814	2,586,204
Realty Income Corp.	63,414	3,653,280
Regency Centers Corp.	9,273	660,516
Ventas, Inc.	28,701	1,812,468
VICI Properties, Inc.	104,373	3,402,560
		21,143,762
Utilities — 7.9%
Duke Energy Corp.	4,999	589,882
Evergy, Inc.	48,546	3,346,276
Eversource Energy	51,342	3,266,378
Northwestern Energy Group, Inc.	58,871	3,020,082
ONE Gas, Inc.	30,312	2,178,220
PPL Corp.	17,471	592,092
Spire, Inc.	33,586	2,451,442
Xcel Energy, Inc.	47,598	3,241,424
		18,685,796
TOTAL COMMON STOCK (Cost $230,164,417)		229,657,098

	Number of Shares	Value
Preferred Stock — 0.7%
Consumer Staples — 0.7%
Henkel AG & Co. KGaA 3.060%	22,580	$1,773,003
TOTAL PREFERRED STOCK (Cost $1,614,708)		1,773,003
TOTAL EQUITIES (Cost $231,779,125)		231,430,101
TOTAL LONG-TERM INVESTMENTS (Cost $231,779,125)		231,430,101
Short-Term Investments — 1.3%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (d)	827,109	827,109
	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (e)	$2,156,220	2,156,220
TOTAL SHORT-TERM INVESTMENTS (Cost $2,983,329)		2,983,329
TOTAL INVESTMENTS — 98.6% (Cost $234,762,454) (f)		234,413,430
Other Assets/(Liabilities) — 1.4%		3,339,596
NET ASSETS — 100.0%		$237,753,026

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $3,086,248 or 1.30% of net assets. The Fund received $2,333,583 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).

The accompanying notes are an integral part of the financial statements.
47

MML Mid Cap Value Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(e)
Maturity value of $2,156,385. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 9/15/27, and an aggregate market value, including accrued interest, of $2,199,523.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/26/25	USD	1,982,579	GBP	1,477,437	$(46,548)
Citibank N.A.	9/26/25	USD	1,815,143	GBP	1,355,102	(45,968)
Goldman Sachs & Co.	9/26/25	USD	2,802,735	EUR	2,415,921	(59,249)
Goldman Sachs & Co.	9/26/25	USD	1,815,532	GBP	1,355,102	(45,579)
JP Morgan Chase Bank N.A.	9/26/25	USD	2,803,771	EUR	2,415,921	(58,213)
Morgan Stanley & Co. LLC	9/26/25	USD	2,800,328	EUR	2,415,921	(61,656)
UBS AG	9/26/25	USD	2,802,517	EUR	2,415,921	(59,467)
						$(376,680)

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
48

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 98.0%
Communication Services — 2.4%
Cargurus, Inc. (a)	45,924	$1,537,076
Cinemark Holdings, Inc.	29,900	902,382
Criteo SA Sponsored ADR (a)	20,418	489,215
Ziff Davis, Inc. (a) (b)	13,305	402,743
		3,331,416
Consumer Discretionary — 11.4%
Acushnet Holdings Corp. (b)	6,619	481,996
Boot Barn Holdings, Inc. (a)	7,292	1,108,384
Century Communities, Inc.	10,703	602,793
Champion Homes, Inc. (a)	23,576	1,476,093
Cheesecake Factory, Inc. (b)	15,085	945,226
Genius Sports Ltd. (a) (b)	103,559	1,077,014
Goodyear Tire & Rubber Co. (a)	60,003	622,231
H&R Block, Inc.	13,937	765,002
Life Time Group Holdings, Inc. (a)	28,712	870,835
Modine Manufacturing Co. (a) (b)	16,318	1,607,323
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	7,408	976,226
Patrick Industries, Inc. (b)	9,980	920,855
Shake Shack, Inc. Class A (a)	5,952	836,851
Stride, Inc. (a)	4,934	716,367
Sweetgreen, Inc. Class A (a) (b)	41,394	615,943
Valvoline, Inc. (a)	14,389	544,911
Visteon Corp. (a)	4,827	450,359
Wingstop, Inc.	1,451	488,610
YETI Holdings, Inc. (a)	17,158	540,820
		15,647,839
Consumer Staples — 2.6%
BellRing Brands, Inc. (a)	10,862	629,236
Chefs’ Warehouse, Inc. (a)	13,562	865,391
Freshpet, Inc. (a)	9,155	622,174
Guardian Pharmacy Services, Inc. Class A (a)	18,170	387,203
Simply Good Foods Co. (a)	19,918	629,209
Vital Farms, Inc. (a)	13,204	508,618
		3,641,831
Energy — 3.1%
Cactus, Inc. Class A	9,873	431,647
Gulfport Energy Corp. (a)	5,999	1,206,819
Magnolia Oil & Gas Corp. Class A (b)	29,141	655,090
Seadrill Ltd. (a) (b)	14,839	389,524
Viper Energy, Inc.	40,614	1,548,612
		4,231,692

	Number of Shares	Value
Financials — 12.2%
Ameris Bancorp	16,107	$1,042,123
Assured Guaranty Ltd.	7,614	663,179
Banner Corp.	13,785	884,308
Beazley PLC	22,396	287,504
Cadence Bank	59,894	1,915,410
HA Sustainable Infrastructure Capital, Inc. (b)	54,198	1,455,758
Hamilton Insurance Group Ltd. Class B (a)	15,643	338,202
Hamilton Lane, Inc. Class A	6,721	955,189
Hancock Whitney Corp.	19,274	1,106,328
Kemper Corp.	9,494	612,743
MGIC Investment Corp.	17,624	490,652
National Bank Holdings Corp. Class A	22,986	864,503
Perella Weinberg Partners	35,185	683,293
PJT Partners, Inc. Class A	8,447	1,393,839
Seacoast Banking Corp. of Florida	44,121	1,218,622
SiriusPoint Ltd. (a)	61,233	1,248,541
StepStone Group, Inc. Class A	11,367	630,868
UMB Financial Corp.	9,597	1,009,221
		16,800,283
Health Care — 19.1%
Akero Therapeutics, Inc. (a)	16,392	874,677
Alignment Healthcare, Inc. (a)	70,055	980,770
Amicus Therapeutics, Inc. (a)	35,460	203,186
Apellis Pharmaceuticals, Inc. (a)	12,677	219,439
Apogee Therapeutics, Inc. (a)	12,976	563,548
AtriCure, Inc. (a)	20,085	658,185
Avidity Biosciences, Inc. (a)	23,785	675,494
Axsome Therapeutics, Inc. (a)	5,942	620,285
Blueprint Medicines Corp. (a)	5,837	748,187
Celldex Therapeutics, Inc. (a)	15,114	307,570
CG oncology, Inc. (a)	9,598	249,548
Crinetics Pharmaceuticals, Inc. (a) (b)	24,069	692,224
Cytokinetics, Inc. (a) (b)	17,734	585,931
Disc Medicine, Inc. (a)	12,953	685,991
Ensign Group, Inc.	4,701	725,176
GeneDx Holdings Corp. (a)	6,751	623,185
Glaukos Corp. (a)	14,506	1,498,325
Haemonetics Corp. (a) (b)	11,213	836,602
HealthEquity, Inc. (a)	10,926	1,144,608
Hims & Hers Health, Inc. (a)	18,930	943,661
Immatics NV (a) (b)	26,797	144,168
Insmed, Inc. (a)	11,296	1,136,829
Janux Therapeutics, Inc. (a)	3,552	82,051
Kymera Therapeutics, Inc. (a) (b)	18,012	786,044

The accompanying notes are an integral part of the financial statements.
49

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lantheus Holdings, Inc. (a) (b)	15,077	$1,234,203
Merus NV (a)	11,749	617,997
Nurix Therapeutics, Inc. (a)	21,158	240,990
Nuvalent, Inc., Class A (a)	5,532	422,092
Option Care Health, Inc. (a)	25,721	835,418
PACS Group, Inc. (a)	23,482	303,387
PROCEPT BioRobotics Corp. (a)	11,761	677,434
Protagonist Therapeutics, Inc. (a)	7,899	436,578
Prothena Corp. PLC (a)	4,427	26,872
PTC Therapeutics, Inc. (a)	8,982	438,681
Revolution Medicines, Inc. (a)	28,490	1,048,147
Scholar Rock Holding Corp. (a)	8,682	307,516
Soleno Therapeutics, Inc. (a)	2,885	241,705
Spyre Therapeutics, Inc. (a) (b)	10,028	150,119
Structure Therapeutics, Inc. ADR (a) (b)	11,457	237,618
TransMedics Group, Inc. (a) (b)	4,246	569,006
Twist Bioscience Corp. (a)	8,381	308,337
Ultragenyx Pharmaceutical, Inc. (a)	6,757	245,685
Vaxcyte, Inc. (a)	9,727	316,225
Veracyte, Inc. (a)	11,574	312,845
Verona Pharma PLC ADR (a)	15,096	1,427,780
		26,384,319
Industrials — 25.4%
AAR Corp. (a)	11,027	758,547
Acuity, Inc.	3,761	1,122,057
Air Lease Corp.	14,375	840,794
Alight, Inc. Class A	21,600	122,256
Ameresco, Inc. Class A (a) (b)	35,115	533,397
Applied Industrial Technologies, Inc.	4,472	1,039,516
Atmus Filtration Technologies, Inc.	21,059	766,969
AZEK Co., Inc. (a)	52,064	2,829,678
Boise Cascade Co.	6,369	552,957
Casella Waste Systems, Inc. Class A (a)	11,991	1,383,522
Comfort Systems USA, Inc.	983	527,094
Curtiss-Wright Corp.	2,127	1,039,146
DXP Enterprises, Inc. (a)	15,272	1,338,591
Enpro, Inc.	4,984	954,685
ESCO Technologies, Inc.	5,112	980,839
Exlservice Holdings, Inc. (a)	39,078	1,711,226
Fluor Corp. (a)	31,726	1,626,592
GATX Corp.	5,339	819,857
GEO Group, Inc. (a)	9,049	216,724
Kirby Corp. (a)	9,162	1,039,062
Korn Ferry	12,718	932,611
Leonardo DRS, Inc.	16,717	777,006
McGrath RentCorp	5,986	694,137

	Number of Shares	Value
MYR Group, Inc. (a)	4,595	$833,763
NEXTracker, Inc. Class A (a)	15,748	856,219
Rush Enterprises, Inc. Class A	30,304	1,560,959
RXO, Inc. (a) (b)	36,095	567,413
Ryder System, Inc.	6,300	1,001,700
Shoals Technologies Group, Inc. Class A (a)	162,621	691,139
StandardAero, Inc. (a)	18,818	595,590
TriNet Group, Inc.	6,455	472,119
Verra Mobility Corp. (a)	104,301	2,648,202
Voyager Technologies, Inc. Class A (a)	6,673	261,915
WNS Holdings Ltd. (a) (b)	8,397	531,026
Xometry, Inc. Class A (a)	13,481	455,523
Zurn Elkay Water Solutions Corp.	52,305	1,912,794
		34,995,625
Information Technology — 13.6%
Agilysys, Inc. (a) (b)	5,611	643,245
AvePoint, Inc. (a)	122,895	2,373,102
Belden, Inc.	8,446	978,047
Braze, Inc. Class A (a)	19,011	534,209
Calix, Inc. (a)	15,020	798,914
Cirrus Logic, Inc. (a)	6,176	643,879
Clearwater Analytics Holdings, Inc. Class A (a)	40,924	897,463
Crane NXT Co. (b)	12,680	683,452
Credo Technology Group Holding Ltd. (a)	10,333	956,732
CyberArk Software Ltd. (a)	4,427	1,801,258
Freshworks, Inc. Class A (a)	93,349	1,391,834
Intapp, Inc. (a)	12,841	662,852
Jamf Holding Corp. (a)	37,021	352,070
MKS, Inc. (b)	5,142	510,909
Novanta, Inc. (a)	5,495	708,470
PAR Technology Corp. (a) (b)	7,498	520,136
Power Integrations, Inc.	8,945	500,026
Semtech Corp. (a)	10,655	480,967
Silicon Motion Technology Corp. Sponsored ADR	9,395	706,222
SiTime Corp. (a)	7,293	1,553,992
Sprout Social, Inc. Class A (a)	2,282	47,717
Universal Display Corp.	2,022	312,318
Viavi Solutions, Inc. (a)	71,255	717,538
		18,775,352
Materials — 1.9%
Cabot Corp.	27,213	2,040,975
Graphic Packaging Holding Co. (b)	30,131	634,860
		2,675,835

The accompanying notes are an integral part of the financial statements.
50

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 5.0%
American Healthcare REIT, Inc.	60,127	$2,209,066
Douglas Emmett, Inc.	35,903	539,981
Essential Properties Realty Trust, Inc. (b)	22,297	711,497
Independence Realty Trust, Inc. (b)	36,515	645,950
Phillips Edison & Co., Inc.	49,999	1,751,465
Terreno Realty Corp.	12,336	691,680
Xenia Hotels & Resorts, Inc.	23,356	293,585
		6,843,224
Utilities — 1.3%
IDACORP, Inc.	8,419	971,973
ONE Gas, Inc.	11,059	794,700
		1,766,673
TOTAL COMMON STOCK (Cost $114,989,736)		135,094,089
TOTAL EQUITIES (Cost $114,989,736)		135,094,089
Exchange-Traded Funds — 0.3%
iShares Russell 2000 ETF	729	157,311
iShares Russell 2000 Growth ETF	727	207,820
TOTAL EXCHANGE-TRADED FUNDS (Cost $363,557)		365,131
TOTAL LONG-TERM INVESTMENTS (Cost $115,353,293)		135,459,220
Short-Term Investments — 1.3%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	168,441	168,441

	Principal Amount	Value
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$1,730,459	$ 1,730,459
TOTAL SHORT-TERM INVESTMENTS (Cost $1,898,900)		1,898,900
TOTAL INVESTMENTS — 99.6% (Cost $117,252,193) (e)		137,358,120
Other Assets/ (Liabilities) — 0.4%		519,296
NET ASSETS — 100.0%		$137,877,416

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $18,523,476 or 13.43% of net assets. The Fund received $18,814,117 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)
Maturity value of $1,730,591. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity dates ranging from 9/30/27 - 10/31/27, and an aggregate market value, including accrued interest, of $1,765,336.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
51

MML Small Company Value Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.6%
Common Stock — 99.6%
Communication Services — 0.8%
Cable One, Inc.	846	$114,895
Entravision Communications Corp. Class A	79,549	184,554
Thryv Holdings, Inc. (a)	6,328	76,948
Townsquare Media, Inc. Class A	5,927	46,883
		423,280
Consumer Discretionary — 11.1%
A-Mark Precious Metals, Inc.	11,403	252,919
Accel Entertainment, Inc. (a)	4,715	55,496
Boyd Gaming Corp. (b)	8,092	633,037
Brunswick Corp.	11,076	611,838
Capri Holdings Ltd. (a) (b)	17,783	314,759
Champion Homes, Inc. (a)	9,004	563,741
KinderCare Learning Cos., Inc. (a) (b)	30,832	311,403
M/I Homes, Inc. (a)	3,211	360,017
MarineMax, Inc. (a) (b)	19,763	496,842
Meritage Homes Corp.	6,242	418,027
OneWater Marine, Inc. Class A (a) (b)	16,505	221,002
Patrick Industries, Inc. (b)	4,130	381,075
Taylor Morrison Home Corp. (a)	8,034	493,448
Visteon Corp. (a)	11,471	1,070,244
		6,183,848
Consumer Staples — 3.1%
Edgewell Personal Care Co.	28,453	666,085
Spectrum Brands Holdings, Inc. (b)	13,540	717,620
Turning Point Brands, Inc.	4,400	333,388
		1,717,093
Energy — 10.3%
ChampionX Corp.	16,790	417,064
Chord Energy Corp.	8,200	794,170
Crescent Energy Co. Class A	92,685	797,091
Flowco Holdings, Inc. Class A	21,230	378,106
Infinity Natural Resources, Inc. Class A (a)	8,847	161,988
Mach Natural Resources LP	22,472	324,496
Magnolia Oil & Gas Corp. Class A (b)	44,620	1,003,058
Northern Oil & Gas, Inc. (b)	35,053	993,752
Permian Resources Corp. (b)	52,178	710,664
TXO Partners LP	11,621	174,780
		5,755,169

	Number of Shares	Value
Financials — 37.4%
Ameris Bancorp	12,405	$802,604
Aspen Insurance Holdings Ltd. Class A (a)	9,253	291,192
Atlantic Union Bankshares Corp. (b)	15,485	484,371
Axis Capital Holdings Ltd.	15,681	1,628,002
Axos Financial, Inc. (a)	7,509	570,984
Baldwin Insurance Group, Inc. (a) (b)	1,277	54,668
BancFirst Corp.	1,134	140,185
Bowhead Specialty Holdings, Inc. (a)	1,236	46,387
Columbia Banking System, Inc.	43,048	1,006,462
Compass Diversified Holdings	43,394	272,514
CVB Financial Corp.	17,403	344,405
Euronet Worldwide, Inc. (a)	10,512	1,065,707
EVERTEC, Inc.	34,844	1,256,126
Fidelis Insurance Holdings Ltd.	16,743	277,599
First BanCorp	26,389	549,683
First Merchants Corp.	6,432	246,346
FNB Corp.	98,826	1,440,883
Hamilton Insurance Group Ltd. Class B (a)	17,739	383,517
Home BancShares, Inc.	37,906	1,078,805
International Bancshares Corp.	11,371	756,854
Marex Group PLC	6,522	257,423
Nicolet Bankshares, Inc.	1,209	149,287
Old National Bancorp (b)	83,358	1,778,860
Popular, Inc.	6,263	690,245
Repay Holdings Corp. (a)	51,135	246,471
SiriusPoint Ltd. (a)	12,354	251,898
Slide Insurance Holdings, Inc. (a)	9,485	205,445
SouthState Corp.	15,255	1,403,918
StoneX Group, Inc. (a)	7,737	705,150
UMB Financial Corp.	10,500	1,104,180
Webster Financial Corp.	26,554	1,449,848
		20,940,019
Health Care — 3.5%
Embecta Corp.	39,579	383,520
Enovis Corp. (a) (b)	37,049	1,161,857
Envista Holdings Corp. (a) (b)	19,863	388,123
		1,933,500
Industrials — 17.6%
Atmus Filtration Technologies, Inc.	3,679	133,989
Blue Bird Corp. (a) (b)	14,350	619,346
Brink’s Co.	12,985	1,159,431
Deluxe Corp.	10,347	164,621
DIRTT Environmental Solutions (a)	80,290	48,423
DXP Enterprises, Inc. (a)	4,238	371,461
Gates Industrial Corp. PLC (a) (b)	42,500	978,775

The accompanying notes are an integral part of the financial statements.
52

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GMS, Inc. (a)	10,655	$1,158,731
Hillman Solutions Corp. (a)	56,365	402,446
IBEX Holdings Ltd. (a)	2,904	84,506
Korn Ferry	9,150	670,970
Loomis AB	10,605	445,951
Luxfer Holdings PLC	2,728	33,227
NV5 Global, Inc. (a)	9,793	226,120
Proficient Auto Logistics, Inc. (a) (b)	13,395	97,248
Science Applications International Corp.	3,018	339,857
Sensata Technologies Holding PLC	11,904	358,429
Tecnoglass, Inc. (b)	3,092	239,197
Timken Co.	20,160	1,462,608
Titan Machinery, Inc. (a) (b)	10,149	201,052
TriNet Group, Inc.	9,259	677,203
		9,873,591
Information Technology — 4.6%
Amkor Technology, Inc.	17,223	361,511
Avnet, Inc.	6,786	360,201
Axcelis Technologies, Inc. (a)	12,468	868,895
Ingram Micro Holding Corp. (b)	20,110	419,092
Kulicke & Soffa Industries, Inc. (b)	16,878	583,979
		2,593,678
Materials — 4.9%
Graphic Packaging Holding Co. (b)	67,899	1,430,632
Ingevity Corp. (a)	12,639	544,615
Minerals Technologies, Inc.	9,086	500,366
Titan America SA	21,934	273,736
		2,749,349
Real Estate — 6.3%
American Healthcare REIT, Inc.	6,887	253,028
Americold Realty Trust, Inc.	39,493	656,769
EPR Properties	9,581	558,189
Ryman Hospitality Properties, Inc.	9,345	922,071
Smartstop Self Storage REIT, Inc. (b)	3,211	116,335
Terreno Realty Corp. (b)	12,906	723,639
UMH Properties, Inc.	18,817	315,937
		3,545,968
TOTAL COMMON STOCK (Cost $58,215,102)		55,715,495
TOTAL EQUITIES (Cost $58,215,102)		55,715,495
TOTAL LONG-TERM INVESTMENTS (Cost $58,215,102)		55,715,495

	Number of Shares	Value
Short-Term Investments — 2.8%
Investment of Cash Collateral from Securities Loaned — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	1,382,944	$1,382,944
	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$178,558	178,558
TOTAL SHORT-TERM INVESTMENTS (Cost $1,561,502)		1,561,502
TOTAL INVESTMENTS — 102.4% (Cost $59,776,604) (e)		57,276,997
Other Assets/(Liabilities) — (2.4)%		(1,343,149)
NET ASSETS — 100.0%		$55,933,848

Abbreviation Legend

REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $11,753,320 or 21.01% of net assets. The Fund received $10,734,615 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)
Maturity value of $178,572. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 9/15/27, and an aggregate market value, including accrued interest, of $182,255.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
53

MML Small Company Value Fund – Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	9/26/25	USD	367,720	SEK	3,551,615	$(9,793)

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
54

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.4%
Common Stock — 97.4%
Communication Services — 2.3%
Criteo SA Sponsored ADR (a)	42,551	$1,019,522
Nexstar Media Group, Inc.	10,576	1,829,119
		2,848,641
Consumer Discretionary — 9.1%
ADT, Inc.	191,985	1,626,113
AutoNation, Inc. (a)	7,110	1,412,402
Bath & Body Works, Inc.	55,450	1,661,282
BorgWarner, Inc.	45,901	1,536,765
Brunswick Corp.	22,181	1,225,278
Cracker Barrel Old Country Store, Inc.	11,913	727,646
Crocs, Inc. (a)	15,423	1,562,041
Group 1 Automotive, Inc.	2,836	1,238,510
Laureate Education, Inc. Class A (a)	4,415	103,223
		11,093,260
Consumer Staples — 5.6%
BJ’s Wholesale Club Holdings, Inc. (a)	21,962	2,368,163
Dollar Tree, Inc. (a)	16,257	1,610,093
Nomad Foods Ltd.	91,032	1,546,634
WD-40 Co.	5,649	1,288,480
		6,813,370
Energy — 4.1%
Cameco Corp.	10,808	802,278
HF Sinclair Corp.	13,276	545,378
Magnolia Oil & Gas Corp. Class A (b)	54,465	1,224,373
Matador Resources Co.	27,877	1,330,290
Northern Oil & Gas, Inc.	37,090	1,051,502
		4,953,821
Financials — 19.2%
American Financial Group, Inc.	12,411	1,566,392
Cboe Global Markets, Inc.	7,069	1,648,562
Comerica, Inc.	15,369	916,761
Federated Hermes, Inc.	36,428	1,614,489
First BanCorp	51,957	1,082,264
First Citizens BancShares, Inc. Class A	773	1,512,351
First Hawaiian, Inc.	44,609	1,113,441
Flagstar Financial, Inc.	67,066	710,900
HA Sustainable Infrastructure Capital, Inc.	49,132	1,319,686
Hanover Insurance Group, Inc.	10,940	1,858,378
Independent Bank Corp.	18,050	1,135,074

	Number of Shares	Value
NCR Atleos Corp. (a)	56,742	$1,618,849
Stifel Financial Corp.	13,477	1,398,643
Texas Capital Bancshares, Inc. (a)	12,623	1,002,266
UMB Financial Corp.	14,925	1,569,513
Walker & Dunlop, Inc.	11,937	841,320
Webster Financial Corp.	18,197	993,556
Wintrust Financial Corp.	11,379	1,410,768
		23,313,213
Health Care — 7.0%
Encompass Health Corp.	17,649	2,164,297
Envista Holdings Corp. (a)	74,560	1,456,902
ICON PLC (a)	10,032	1,459,154
Integer Holdings Corp. (a)	13,212	1,624,680
Tenet Healthcare Corp. (a)	10,488	1,845,888
		8,550,921
Industrials — 19.7%
ArcBest Corp.	17,790	1,370,008
C.H. Robinson Worldwide, Inc.	13,954	1,338,886
CACI International, Inc. Class A (a)	3,579	1,706,109
CNH Industrial NV	100,000	1,296,000
Core & Main, Inc. Class A (a)	23,099	1,394,025
First Advantage Corp. (a)	65,094	1,081,211
Fluor Corp. (a)	27,007	1,384,649
GXO Logistics, Inc. (a)	32,748	1,594,828
Herc Holdings, Inc.	9,794	1,289,772
Hexcel Corp.	21,467	1,212,671
JBT Marel Corp.	11,978	1,440,474
Kirby Corp. (a)	11,776	1,335,516
MasTec, Inc. (a)	2,884	491,520
MillerKnoll, Inc.	55,418	1,076,218
Pentair PLC	17,581	1,804,866
Regal Rexnord Corp.	11,401	1,652,689
Robert Half, Inc.	9,505	390,180
Star Bulk Carriers Corp.	50,620	873,195
WillScot Holdings Corp.	45,686	1,251,796
		23,984,613
Information Technology — 12.7%
ACI Worldwide, Inc. (a)	25,912	1,189,620
Avnet, Inc.	20,831	1,105,710
Belden, Inc.	7,435	860,973
Calix, Inc. (a)	14,888	791,893
Commvault Systems, Inc. (a)	4,516	787,274
Crane NXT Co.	21,480	1,157,772
F5, Inc. (a)	4,098	1,206,123
FormFactor, Inc. (a)	24,993	860,009
Globant SA (a)	13,315	1,209,535
IPG Photonics Corp. (a)	17,820	1,223,343
Lumentum Holdings, Inc. (a)	13,459	1,279,413

The accompanying notes are an integral part of the financial statements.
55

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nice Ltd. Sponsored ADR (a)	6,710	$1,133,386
ON Semiconductor Corp. (a)	23,322	1,222,306
TD SYNNEX Corp.	10,616	1,440,591
		15,467,948
Materials — 4.6%
Avient Corp.	37,217	1,202,481
Graphic Packaging Holding Co. (b)	73,767	1,554,271
O-I Glass, Inc. (a)	82,231	1,212,085
RPM International, Inc.	15,189	1,668,360
		5,637,197
Real Estate — 8.8%
American Healthcare REIT, Inc.	42,020	1,543,815
Broadstone Net Lease, Inc.	42,908	688,673
COPT Defense Properties	58,300	1,607,914
CubeSmart	17,125	727,812
First Industrial Realty Trust, Inc.	9,089	437,454
Independence Realty Trust, Inc. (b)	84,430	1,493,567
Jones Lang LaSalle, Inc. (a)	7,686	1,965,925
Ryman Hospitality Properties, Inc.	9,103	898,193
STAG Industrial, Inc.	36,568	1,326,687
		10,690,040
Utilities — 4.3%
IDACORP, Inc.	16,113	1,860,246
ONE Gas, Inc.	17,141	1,231,752
TXNM Energy, Inc.	37,138	2,091,612
		5,183,610
TOTAL COMMON STOCK (Cost $112,639,847)		118,536,634
TOTAL EQUITIES (Cost $112,639,847)		118,536,634
TOTAL LONG-TERM INVESTMENTS (Cost $112,639,847)		118,536,634
Short-Term Investments — 2.1%
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	1,570,124	1,570,124

	Principal Amount	Value
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$987,049	$ 987,049
TOTAL SHORT-TERM INVESTMENTS (Cost $2,557,173)		2,557,173
TOTAL INVESTMENTS — 99.5% (Cost $115,197,020) (e)		121,093,807
Other Assets/(Liabilities) — 0.5%		555,616
NET ASSETS — 100.0%		$121,649,423

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $4,229,461 or 3.48% of net assets. The Fund received $2,795,782 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)
Maturity value of $987,125. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $1,006,886.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
56

MML Sustainable Equity Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.8%
Common Stock — 99.8%
Communication Services — 8.5%
Alphabet, Inc. Class A	29,436	$5,187,506
Liberty Media Corp-Liberty Formula One Class C (a)	2,348	245,366
Meta Platforms, Inc. Class A	5,417	3,998,234
Netflix, Inc. (a)	1,115	1,493,130
Verizon Communications, Inc.	16,327	706,469
		11,630,705
Consumer Discretionary — 11.6%
Airbnb, Inc. Class A (a)	2,119	280,428
Amazon.com, Inc. (a)	23,648	5,188,135
Booking Holdings, Inc.	157	908,911
CarMax, Inc. (a)	5,321	357,624
Chipotle Mexican Grill, Inc. (a)	15,935	894,750
Deckers Outdoor Corp. (a)	3,089	318,383
Hilton Worldwide Holdings, Inc.	3,886	1,034,997
Home Depot, Inc.	5,462	2,002,588
LKQ Corp.	14,624	541,234
Tesla, Inc. (a)	6,248	1,984,740
TJX Cos., Inc.	11,669	1,441,005
Tractor Supply Co.	17,480	922,420
		15,875,215
Consumer Staples — 4.4%
Church & Dwight Co., Inc.	7,434	714,482
Colgate-Palmolive Co.	5,899	536,219
Costco Wholesale Corp.	1,059	1,048,346
PepsiCo, Inc.	7,475	986,999
Procter & Gamble Co.	10,574	1,684,650
Sysco Corp.	13,986	1,059,300
		6,029,996
Energy — 2.3%
Cheniere Energy, Inc.	4,325	1,053,224
EOG Resources, Inc.	2,122	253,813
Schlumberger NV	34,443	1,164,173
Williams Cos., Inc.	11,484	721,310
		3,192,520
Financials — 15.1%
American Express Co.	3,464	1,104,947
Ameriprise Financial, Inc.	1,830	976,726
Bank of America Corp.	40,130	1,898,952
Blackrock, Inc.	864	906,552
Fiserv, Inc. (a)	4,367	752,914
Intercontinental Exchange, Inc.	4,300	788,921
JP Morgan Chase & Co.	7,870	2,281,592
KKR & Co., Inc.	5,789	770,111

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	3,463	$757,150
Mastercard, Inc. Class A	4,661	2,619,202
MetLife, Inc.	13,172	1,059,292
Morgan Stanley	12,842	1,808,924
Progressive Corp.	2,858	762,686
Regions Financial Corp.	50,971	1,198,838
S&P Global, Inc.	2,943	1,551,814
Visa, Inc. Class A	4,041	1,434,757
		20,673,378
Health Care — 9.5%
AbbVie, Inc.	6,653	1,234,930
Agilent Technologies, Inc.	3,884	458,351
Bristol-Myers Squibb Co.	7,694	356,155
Cencora, Inc.	1,391	417,091
Cigna Group	3,500	1,157,030
Danaher Corp.	6,152	1,215,266
Eli Lilly & Co.	2,175	1,695,478
Gilead Sciences, Inc.	5,770	639,720
IDEXX Laboratories, Inc. (a)	1,730	927,868
Intuitive Surgical, Inc. (a)	1,840	999,875
Merck & Co., Inc.	6,808	538,921
Thermo Fisher Scientific, Inc.	1,930	782,538
UnitedHealth Group, Inc.	2,463	768,382
Vertex Pharmaceuticals, Inc. (a)	1,766	786,223
Zoetis, Inc.	6,450	1,005,878
		12,983,706
Industrials — 9.4%
Automatic Data Processing, Inc.	2,462	759,281
Copart, Inc. (a)	11,782	578,143
Cummins, Inc.	2,884	944,510
Deere & Co.	1,465	744,938
Eaton Corp. PLC	3,124	1,115,237
FedEx Corp.	2,044	464,622
Ferguson Enterprises, Inc.	2,746	597,941
GE Vernova, Inc.	1,081	572,011
Honeywell International, Inc.	4,407	1,026,302
Johnson Controls International PLC	18,200	1,922,284
Parker-Hannifin Corp.	1,053	735,489
Uber Technologies, Inc. (a)	9,093	848,377
Union Pacific Corp.	3,968	912,957
United Rentals, Inc.	816	614,774
Xylem, Inc.	8,556	1,106,804
		12,943,670
Information Technology — 33.3%
Accenture PLC Class A	4,090	1,222,460
Analog Devices, Inc.	7,309	1,739,688
Apple, Inc.	27,630	5,668,847
Applied Materials, Inc.	2,105	385,362

The accompanying notes are an integral part of the financial statements.
57

MML Sustainable Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arista Networks, Inc. (a)	7,302	$747,068
ARM Holdings PLC ADR (a)	2,102	339,977
ASML Holding NV	1,008	807,053
Broadcom, Inc.	15,977	4,404,060
Cadence Design Systems, Inc. (a)	5,084	1,566,635
CDW Corp.	3,344	597,205
Crowdstrike Holdings, Inc. Class A (a)	1,335	679,929
Dynatrace, Inc. (a)	11,611	641,043
International Business Machines Corp.	6,075	1,790,789
Microsoft Corp.	23,869	11,872,679
MongoDB, Inc. (a)	1,734	364,123
Motorola Solutions, Inc.	2,757	1,159,208
NVIDIA Corp.	61,365	9,695,056
Salesforce, Inc.	2,437	664,546
ServiceNow, Inc. (a)	531	545,910
Workday, Inc. Class A (a)	3,534	848,160
		45,739,798
Materials — 2.3%
Ball Corp.	11,916	668,368
Ecolab, Inc.	3,724	1,003,395
Linde PLC (LIN US)	3,203	1,502,784
		3,174,547
Real Estate — 2.0%
Equinix, Inc.	1,639	1,303,775
Prologis, Inc.	11,594	1,218,761
SBA Communications Corp.	832	195,387
		2,717,923
Utilities — 1.4%
NextEra Energy, Inc.	28,215	1,958,685
TOTAL COMMON STOCK (Cost $94,901,217)		136,920,143
TOTAL EQUITIES (Cost $94,901,217)		136,920,143

	Number of Shares	Value
Exchange-Traded Funds — 0.0%
iShares Core S&P 500 ETF	81	$50,293
TOTAL EXCHANGE-TRADED FUNDS (Cost $48,692)		50,293
TOTAL LONG-TERM INVESTMENTS (Cost $94,949,909)		136,970,436

	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (b)	$356,084	356,084
TOTAL SHORT-TERM INVESTMENTS (Cost $356,084)		356,084
TOTAL INVESTMENTS — 100.1% (Cost $95,305,993) (c)		137,326,520
Other Assets/(Liabilities) — (0.1)%		(186,878)
NET ASSETS — 100.0%		$137,139,642

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $356,111. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $363,299.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
58

MML Sustainable Equity Fund – Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	9/26/25	USD	162,292	EUR	139,894	$(3,431)
JP Morgan Chase Bank N.A.	9/26/25	USD	162,352	EUR	139,894	(3,371)
Morgan Stanley & Co. LLC	9/26/25	USD	200,547	EUR	172,709	(4,050)
UBS AG	9/26/25	USD	162,280	EUR	139,894	(3,443)
						$(14,295)

Currency Legend

EUR	Euro
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
59

MML Total Return Bond Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 108.0%
Bank Loans — 1.5%
Advertising — 0.0%
Advantage Sales & Marketing, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.250%
8.789% VRN 10/28/27 (a)	$47,347	$39,306
Planet US Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.330% VRN 2/07/31 (a)	25,956	26,047
		65,353
Aerospace & Defense — 0.0%
HDI Aerospace Intermediate Holding III Corp., Term Loan B,
0.000% 2/11/32 (b)	45,000	45,000
TransDigm, Inc.
2023 Term Loan J, 3 mo. USD Term SOFR + 2.500%
6.796% VRN 2/28/31 (a)	25,915	25,960
2024 Term Loan I, 3 mo. USD Term SOFR + 2.750%
7.046% VRN 8/24/28 (a)	28,043	28,133
		99,093
Apparel — 0.0%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 12/21/28 (a)	42,522	42,466
Auto Parts & Equipment — 0.0%
First Brands Group LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 5.000%
9.541% VRN 3/30/27 (a)	32,257	30,420
Beverages — 0.0%
Celsius Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
7.492% VRN 4/01/32 (a)	31,301	31,449
Naked Juice LLC
Term Loan, 3 mo. USD Term SOFR + 3.000%,
7.308% - 7.423% VRN 1/24/29 (a) (c)	137,887	46,882
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6,000%
10.396% FRN 1/24/30 (a)	28,134	6,565
2025 FLTO Term Loan, 3 mo. USD Term SOFR + 6.000%
10.396% VRN 1/24/30 (a)	180	83

	Principal Amount	Value
Primo Brands Corp., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.546% VRN 3/31/28 (a)	$8,130	$8,156
		93,135
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 8/18/28 (a)	34,722	34,592
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500%
6.927% VRN 5/06/27 (a)	17,544	17,368
		51,960
Commercial Services — 0.1%
Albion Financing 3 SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.321% VRN 8/16/29 (a)	6,737	6,742
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.049% VRN 10/16/31 (a)	23,344	23,425
Boost Newco Borrower LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.296% VRN 1/31/31 (a)	36,970	37,047
CCRR Parent, Inc.
US Acquisition Facility, 3 mo. USD Term SOFR + 4.250%
8.683% VRN 3/06/28 (a)	36,391	15,066
Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.697% VRN 3/06/28 (a)	13,369	5,281
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
8.046% VRN 7/06/29 (a) (b)	76,193	76,256
KUEHG Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 6/12/30 (a)	11,742	11,742
TruGreen LP, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000%
8.427% VRN 11/02/27 (a)	47,880	45,337
		220,896

The accompanying notes are an integral part of the financial statements.
60

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.1%
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.316% VRN 3/01/29 (a)	$7,803	$7,567
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.177% VRN 2/01/28 (a)	52,557	46,266
Twitter, Inc.
2025 Fixed Term Loan,
0.000% 10/26/29 (b)	24,443	23,751
Term Loan, 1 mo. USD Term SOFR + 6.500%
10.927% VRN 10/26/29 (a)	63,301	61,778
		139,362
Cosmetics & Personal Care — 0.0%
Opal Bidco SAS, USD Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.575% VRN 4/28/32 (a)	38,130	38,261
Distribution & Wholesale — 0.0%
BCPE Empire Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 12/11/30 (a)	43,321	43,028
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
6.071% VRN 6/24/30 (a)	163,157	163,227
Blackhawk Network Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
8.327% VRN 3/12/29 (a)	45,174	45,386
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.046% VRN 4/09/27 (a)	57,353	55,639
GC Ferry Acquisition I, Inc., Term Loan,
0.000% 6/04/32 (b)	27,996	27,471
Guggenheim Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.796% VRN 11/26/31 (a)	18,208	18,272
Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.000%
6.333% VRN 12/15/31 (a)	45,645	45,586
		355,581

	Principal Amount	Value
Electric — 0.2%
Alpha Generation LLC
2025 Term Loan B,
0.000% 9/30/31 (b)	$83,471	$83,298
Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 9/30/31 (a)	83,262	83,088
Calpine Corp.
2024 Term Loan B10, 1 mo. USD Term SOFR + 1.750%
6.077% VRN 1/31/31 (a) (b)	77,322	77,264
2024 Term Loan B5, 1 mo. USD Term SOFR + 1.750%
6.077% VRN 2/15/32 (a) (b)	107,424	107,375
Edgewater Generation LLC, 2025 Repriced Term Loan,
0.000% 8/01/30 (b)	100,000	100,286
EFS Cogen Holdings I LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.796% VRN 10/03/31 (a)	31,439	31,537
Kestrel Acquisition LLC, 2024 Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 2.500%, 3 mo. USD Term SOFR + 3.500%
7.796% - 10.000% VRN 11/06/31 (a)	18,910	18,870
Potomac Energy Center LLC, Term Loan, 3 mo. USD Term SOFR + 6.000%
10.557% VRN 11/12/26 (a)	20,446	20,446
South Field LLC
2025 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 8/29/31 (a)	19,321	19,394
2025 Term Loan C, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 8/29/31 (a)	1,242	1,247
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.750%
6.077% VRN 12/20/30 (a)	72,234	72,379
		615,184
Electrical Components & Equipment — 0.0%
Pelican Products, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.250%
8.807% VRN 12/29/28 (a)	54,596	47,567

The accompanying notes are an integral part of the financial statements.
61

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.0%
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.580% VRN 10/24/31 (a)	$34,913	$34,913
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.796% VRN 2/15/31 (a)	36,056	30,065
Entertainment — 0.1%
DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.066% VRN 3/04/32 (a)	21,206	21,126
Flutter Financing BV, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.296% VRN 6/04/32 (a)	56,979	56,907
GVC Holdings (Gibraltar) Ltd., 2024 USD Term Loan B3, 6 mo.USD Term SOFR + 2.750%
7.016% VRN 10/31/29 (a)	21,122	21,186
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
9.074% VRN 8/13/31 (a)	53,180	53,579
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.571% VRN 11/21/31 (a)	18,772	18,833
Voyager Parent, LLC, Term Loan B,
0.000% 5/09/32 (b)	74,360	73,514
		245,145
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 3 mo. U.S. (Fed) Prime Rate + 2.750%
10.250% VRN 10/01/25 (a)	7,147	7,139
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000%; 3 mo. U.S. (Fed) Prime Rate + 3.000%
8.441% - 10.500% VRN 6/09/28 (a)	40,746	40,135
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750%
9.077% VRN 5/01/31 (a)	42,669	42,883
		90,157

	Principal Amount	Value
Health Care - Products — 0.0%
Antylia Scientific, Term Loan, 3 mo. USD Term SOFR + 4.000%
8.318% VRN 5/27/32 (a)	$36,716	$35,691
Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.000%
8.327% VRN 9/29/28 (a)	27,702	27,667
		63,358
Health Care - Services — 0.1%
Heartland Dental LLC, 2024 Term Loan,
0.000% 4/28/28 (b)	100,000	100,013
IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 1.750%
6.046% VRN 1/02/31 (a)	56,211	56,404
Modivcare, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.046% VRN 7/01/31 (a)	139,903	101,664
Pediatric Associates Holding Co. LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.791% VRN 12/29/28 (a)	91,447	81,274
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.296% VRN 9/27/30 (a)	16,433	16,263
		355,618
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.324% VRN 7/31/28 (a)	71,276	71,128
Insurance — 0.0%
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 1/30/32 (a)	66,229	66,241
Asurion LLC, 2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.691% VRN 1/20/29 (a)	32,017	29,640
		95,881
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.677% VRN 12/06/27 (a)	24,532	24,204

The accompanying notes are an integral part of the financial statements.
62

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Barracuda Networks, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.780% VRN 8/15/29 (a)	$20,372	$16,853
Delivery Hero SE, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.300% VRN 12/12/29 (a)	62,345	62,774
Magnite, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 2/06/31 (a)	43,614	43,669
MH Sub I LLC
2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 5/03/28 (a) (b)	32,451	30,412
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 12/31/31 (a)	52,833	45,789
Plano HoldCo, Inc., Term Loan B,
0.000% 10/02/31 (b)	14,963	14,177
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.750%
9.077% VRN 3/15/30 (a)	17,854	17,288
Red Ventures LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 3/04/30 (a) (b)	46,193	39,084
Research Now Group, Inc., 2024 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 5.500%
10.086% VRN 10/15/28 (a)	19,320	16,994
TripAdvisor, Inc., Term Loan, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 7/08/31 (a)	29,596	29,485
		340,729
Leisure Time — 0.0%
Sabre GLBL, Inc.
2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.427% VRN 6/30/28 (a)	15,527	15,371
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.000%
10.427% VRN 11/15/29 (a)	24,711	24,600
		39,971
Lodging — 0.1%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750%
6.069% VRN 11/08/30 (a)	161,709	162,190

	Principal Amount	Value
Station Casinos LLC, 2024 Term Loan B,
0.000% 3/14/31 (b)	$16,261	$16,280
		178,470
Machinery - Construction & Mining — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250%
6.574% VRN 1/27/31 (a) (b)	37,419	37,416
Machinery - Diversified — 0.0%
Oregon Tool, Inc., 2025 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
8.586% VRN 10/15/29 (a)	68,346	55,161
Media — 0.0%
Charter Communications Operating LLC, 2024 Term Loan B5, 3 mo. USD Term SOFR + 2.250%
6.548% VRN 12/15/31 (a)	67,184	67,277
NEP Group, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.250%, PIK 1.500%, Cash,
7.844% VRN 8/19/26 (a) (d)	22,409	20,602
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
6.426% VRN 4/30/28 (a)	25,828	25,226
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500%
6.926% VRN 1/31/28 (a)	19,632	19,360
		132,465
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.000%, 6 mo. USD Term SOFR + 4.000%
8.217% - 8.296% VRN 11/17/29 (a)	17,383	16,736
Packaging & Containers — 0.0%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.030% VRN 10/18/31 (a)	26,910	24,488
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.174% VRN 8/01/27 (a)	89,033	88,933

The accompanying notes are an integral part of the financial statements.
63

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.396% VRN 10/01/27 (a)	$96,465	$92,775
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.483% VRN 11/15/27 (a)	100,000	99,639
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 5/05/28 (a)	45,097	45,270
Southern Veterinary Partners LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.250%
7.527% VRN 12/04/31 (a)	43,284	43,302
		369,919
Real Estate Investment Trusts (REITS) — 0.2%
Healthpeak Properties, Inc.
2024 Term Loan A3, 3 mo. USD Term SOFR + 0.850%
5.146% VRN 3/01/29 (a)	204,135	198,011
Term Loan A2, 1 mo. USD Term SOFR + 0.840%
5.267% VRN 2/22/27 (a)	101,146	99,376
Term Loan A1, 1 mo. USD Term SOFR + 0.840%
5.267% VRN 8/20/27 (a)	101,146	99,376
Invitation Homes Operating Partnership LP, 2024 Term Loan, 1 mo. USD Term SOFR + 0.850%
5.261% VRN 9/09/28 (a)	288,231	282,467
		679,230
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
6.077% VRN 9/20/30 (a)	47,705	47,446
Dave & Buster’s, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.563% VRN 11/01/31 (a)	40,762	38,811
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.179% VRN 3/15/28 (a)	38,414	38,570
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.807% VRN 4/17/28 (a)	230,400	192,624

	Principal Amount	Value
Peer Holding III BV, 2025 USD Term Loan B5B,
0.000% 7/01/31 (b)	$90,751	$91,159
		408,610
Software — 0.1%
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
8.077% VRN 12/29/28 (a)	15,379	14,517
Castle US Holding Corp., 2025 USD FLSO Term Loan B1, 3 mo. USD Term SOFR + 4.512%
8.842% VRN 5/31/30 (a)	18,810	10,181
Cloud Software Group, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.796% VRN 3/29/29 (a)	37,201	37,226
Cotiviti Corp., 2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.750%
7.074% VRN 3/26/32 (a)	20,669	20,548
DTI Holdco, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
8.327% VRN 4/26/29 (a)	19,734	19,469
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 6.500%
11.065% VRN 8/14/25 (a)	118,281	114,881
ECI Macola Max Holding LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 5/09/30 (a)	20,095	20,183
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 1/30/32 (a)	21,288	21,272
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.500%
8.780% VRN 7/01/31 (a) (b)	48,150	46,285
Renaissance Holding Corp., 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
8.280% VRN 4/05/30 (a) (b)	81,754	74,051
		378,613
Telecommunications — 0.1%
Frontier Communications Corp., 2025 Term Loan B, 6 mo.USD Term SOFR + 2.500%
6.792% VRN 7/01/31 (a)	17,462	17,440

The accompanying notes are an integral part of the financial statements.
64

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 3/09/27 (a)	$359,624	$344,714
		362,154
TOTAL BANK LOANS (Cost $6,075,940)		5,852,533
Corporate Debt — 15.5%
Aerospace & Defense — 0.0%
Lockheed Martin Corp.
4.500% 5/15/36	80,000	76,900
4.800% 8/15/34	20,000	19,931
		96,831
Agriculture — 0.2%
BAT Capital Corp.
4.758% 9/06/49	34,000	28,029
Imperial Brands Finance PLC
3.500% 7/26/26 (e)	225,000	222,334
Japan Tobacco, Inc.
5.250% 6/15/30 (e)	450,000	463,113
		713,476
Airlines — 0.4%
United Airlines Pass-Through Trust, Series 2023-1, Class A,
5.800% 7/15/37	1,342,216	1,369,070
Auto Manufacturers — 0.2%
Volkswagen Financial Services AG
3.875% 11/19/31 EUR (e) (f)	400,000	473,505
Volkswagen Group of America Finance LLC
4.750% 11/13/28 (e)	200,000	199,194
5.800% 3/27/35 (e)	55,000	55,401
Volkswagen International Finance NV 9 yr. EUR Swap + 4.783%
7.875% VRN EUR (a) (e) (f) (g)	100,000	133,088
		861,188
Banks — 3.9%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31 (a)	70,000	61,046
1 day USD SOFR + 1.060% 2.087% VRN 6/14/29 (a)	760,000	712,371
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28 (a)	635,000	617,151
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32 (a)	75,000	66,102
1 day USD SOFR + 2.150% 2.592% VRN 4/29/31 (a)	55,000	50,281

	Principal Amount	Value
1 day USD SOFR + 1.320% 2.687% VRN 4/22/32 (a)	$135,000	$121,152
1 day USD SOFR + 1.330% 2.972% VRN 2/04/33 (a)	65,000	58,207
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28 (a)	470,000	459,417
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28 (a)	415,000	411,383
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29 (a)	485,000	479,634
1 day USD SOFR + 1.310% 5.511% VRN 1/24/36 (a)	405,000	416,427
Citibank NA
4.914% 5/29/30	145,000	147,784
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32 (a)	105,000	93,022
3 mo. USD Term SOFR + 1.454% 4.075% VRN 4/23/29 (a)	310,000	306,927
1 day USD SOFR + 1.465% 5.333% VRN 3/27/36 (a) (h)	565,000	569,433
1 day USD SOFR + 1.447% 5.449% VRN 6/11/35 (a)	35,000	35,750
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27 (a)	340,000	332,655
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27 (a)	1,300,000	1,255,160
1 day USD SOFR + 1.420% 5.016% VRN 10/23/35 (a)	60,000	59,274
1 day USD SOFR + 1.380% 5.536% VRN 1/28/36 (a)	460,000	471,725
HSBC Holdings PLC 1 day USD SOFR + 1.732%
2.013% VRN 9/22/28 (a)	305,000	289,108
JP Morgan Chase & Co.
1 day USD SOFR + 0.800% 1.045% VRN 11/19/26 (a)	95,000	93,717
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27 (a)	640,000	625,168
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29 (a)	1,500,000	1,406,887
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (a)	230,000	214,461
1 day USD SOFR + 0.800% 4.915% VRN 1/24/29 (a)	215,000	217,887
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30 (a)	125,000	127,307
1 day USD SOFR + 1.315% 5.502% VRN 1/24/36 (a)	560,000	576,799

The accompanying notes are an integral part of the financial statements.
65

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley
1 day USD SOFR + 0.879% 1.593% VRN 5/04/27 (a)	$170,000	$165,895
1 day USD SOFR + 1.020% 1.928% VRN 4/28/32 (a)	90,000	76,949
1 day USD SOFR + 1.178% 2.239% VRN 7/21/32 (a)	70,000	60,616
1 day USD SOFR + 1.200% 2.511% VRN 10/20/32 (a)	180,000	157,628
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33 (a)	240,000	214,199
1 day USD SOFR + 1.555% 5.320% VRN 7/19/35 (a)	115,000	116,404
1 day USD SOFR + 1.418% 5.587% VRN 1/18/36 (a)	385,000	395,208
1 day USD SOFR + 1.580% 5.831% VRN 4/19/35 (a)	110,000	115,243
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.902% 5.676% VRN 1/22/35 (a)	105,000	109,095
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34 (a)	65,000	72,664
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26 (a)	710,000	706,724
1 day USD SOFR + 1.220% 2.469% VRN 1/11/28 (a)	35,000	33,886
US Bancorp
1 day USD SOFR + 1.600% 4.839% VRN 2/01/34 (a)	140,000	138,239
1 day USD SOFR + 1.860% 5.678% VRN 1/23/35 (a)	40,000	41,527
Wells Fargo & Co.
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28 (a)	940,000	905,610
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30 (a)	310,000	289,643
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33 (a)	400,000	400,078
1 day USD SOFR + 1.380% 5.211% VRN 12/03/35 (a)	10,000	10,038
1 day USD SOFR + 1.780% 5.499% VRN 1/23/35 (a)	335,000	343,548
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29 (a)	240,000	247,814
		14,877,243
Beverages — 0.5%
Anheuser-Busch InBev SA
3.950% 3/22/44 EUR (e) (f)	300,000	346,355
Constellation Brands, Inc.
4.800% 5/01/30	1,300,000	1,310,724

	Principal Amount	Value
Davide Campari-Milano NV, Convertible,
2.375% 1/17/29 EUR (e) (f)	$100,000	$113,077
		1,770,156
Biotechnology — 0.2%
Biogen, Inc.
5.750% 5/15/35	580,000	597,295
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (e)	70,000	65,945
2.300% 11/01/30 (e)	570,000	503,737
3.268% 11/15/40 (e)	30,000	21,957
WR Grace Holdings LLC
7.375% 3/01/31 (e)	60,000	61,441
		653,080
Commercial Services — 0.1%
AA Bond Co. Ltd.
8.450% 7/31/50 GBP (e) (f)	100,000	146,140
Grand Canyon University
5.125% 10/01/28	60,000	58,192
Upbound Group, Inc.
6.375% 2/15/29 (e)	75,000	74,193
Worldline SA
Convertible, 0.000% 7/30/25 EUR (e) (f)	56,000	76,972
Convertible, 1.000% 7/30/26 EUR (e) (f)	160,000	172,472
		527,969
Diversified Financial Services — 0.3%
Air Lease Corp.
5.850% 12/15/27	355,000	367,162
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (e)	389,000	369,777
Blackrock, Inc.
3.750% 7/18/35 EUR (f)	280,000	336,567
Visa, Inc.
3.875% 5/15/44 EUR (f)	120,000	140,959
		1,214,465
Electric — 1.7%
Alabama Power Co.
5.100% 4/02/35	810,000	816,313
Alpha Generation LLC
6.750% 10/15/32 (e)	55,000	56,696
Amprion GmbH
0.625% 9/23/33 EUR (e) (f)	100,000	93,624
Appalachian Power Co.
5.650% 4/01/34	870,000	895,058

The accompanying notes are an integral part of the financial statements.
66

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Energy Carolinas LLC
4.000% 9/30/42	$820,000	$677,755
Duke Energy Florida LLC
5.875% 11/15/33	70,000	74,603
E.ON SE
3.500% 4/16/33 EUR (e) (f)	235,000	279,541
4.000% 1/16/40 EUR (e) (f)	85,000	99,948
Elia Group SA
3.875% 6/11/31 EUR (e) (f)	100,000	120,002
Enel Finance International NV
4.500% 2/20/43 EUR (e) (f)	100,000	119,531
Eurogrid GmbH
0.741% 4/21/33 EUR (e) (f)	100,000	95,664
3.279% 9/05/31 EUR (e) (f)	100,000	118,199
Florida Power & Light Co.
3.990% 3/01/49	495,000	389,683
Jersey Central Power & Light Co.
6.400% 5/15/36	120,000	128,176
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,275,419
MVM Energetika Zrt
6.500% 3/13/31 (e)	200,000	206,809
Northern States Power Co.
5.050% 5/15/35	780,000	787,792
Public Service Co. of Oklahoma
5.200% 1/15/35	85,000	84,847
Southwestern Electric Power Co.
3.250% 11/01/51	170,000	109,842
TenneT Holding BV
4.750% 10/28/42 EUR (e) (f)	100,000	127,561
		6,557,063
Engineering & Construction — 0.1%
Artera Services LLC
8.500% 2/15/31 (e)	50,000	41,636
Heathrow Funding Ltd.
1.125% 10/08/32 EUR (e) (f)	160,000	169,231
3.875% 1/16/38 EUR (e) (f)	150,000	174,458
		385,325
Entertainment — 0.2%
FDJ UNITED
3.375% 11/21/33 EUR (e) (f)	100,000	116,252
Great Canadian Gaming Corp./Raptor LLC
8.750% 11/15/29 (e)	125,000	122,353
Rivers Enterprise Borrower LLC/ Rivers Enterprise Finance Corp.
6.625% 2/01/33 (e)	38,000	38,049

	Principal Amount	Value
Voyager Parent LLC
9.250% 7/01/32 (e)	$85,000	$88,436
Warnermedia Holdings, Inc.
4.279% 3/15/32	241,000	179,244
5.050% 3/15/42	260,000	175,175
5.141% 3/15/52	68,000	41,990
		761,499
Food — 0.4%
ELO SACA
6.000% 3/22/29 EUR (e) (f)	100,000	109,696
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.375% 2/02/52	135,000	104,055
6.500% 12/01/52	210,000	217,883
6.750% 3/15/34	245,000	267,458
Pilgrim’s Pride Corp.
3.500% 3/01/32 (e)	403,000	362,802
Smithfield Foods, Inc.
2.625% 9/13/31 (e)	635,000	547,387
		1,609,281
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375% 6/01/28 (e)	99,000	102,083
9.500% 6/01/30 (e)	96,000	99,598
KeySpan Gas East Corp.
5.994% 3/06/33 (e)	630,000	654,725
National Gas Transmission PLC
4.250% 4/05/30 EUR (e) (f)	270,000	332,111
Piedmont Natural Gas Co., Inc.
3.640% 11/01/46	1,070,000	779,608
5.100% 2/15/35	150,000	150,641
5.400% 6/15/33	5,000	5,152
Venture Global Plaquemines LNG LLC
7.500% 5/01/33 (e)	10,000	10,708
7.750% 5/01/35 (e)	135,000	146,127
		2,280,753
Health Care - Products — 0.2%
American Medical Systems Europe BV
3.000% 3/08/31 EUR (f)	320,000	376,336
Stryker Corp.
3.375% 9/11/32 EUR (f)	100,000	118,328
Thermo Fisher Scientific, Inc.
1.875% 10/01/49 EUR (f)	175,000	133,261
		627,925

The accompanying notes are an integral part of the financial statements.
67

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care - Services — 1.1%
Centene Corp.
3.000% 10/15/30	$453,000	$404,765
Cigna Group
3.400% 3/15/51	250,000	167,377
CommonSpirit Health
2.782% 10/01/30	290,000	265,479
Elevance Health, Inc.
5.200% 2/15/35	440,000	444,605
5.375% 6/15/34	170,000	173,757
Fortrea Holdings, Inc.
7.500% 7/01/30 (e)	50,000	45,259
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (e)	340,000	326,869
HCA, Inc.
3.500% 7/15/51	182,000	120,561
Humana, Inc.
5.550% 5/01/35	460,000	462,573
Kedrion SpA
6.500% 9/01/29 (e)	220,000	210,548
Lonza Finance International NV
3.500% 9/04/34 EUR (e) (f)	155,000	180,826
ModivCare, Inc. PIK 10.000%, Cash
5.000% 10/01/29 (d) (e)	401,100	112,308
Molina Healthcare, Inc.
6.250% 1/15/33 (e)	105,000	106,879
Tenet Healthcare Corp.
4.375% 1/15/30	50,000	48,400
UnitedHealth Group, Inc.
5.150% 7/15/34 (h)	380,000	383,837
5.300% 6/15/35	170,000	173,268
5.625% 7/15/54	405,000	392,859
Universal Health Services, Inc.
1.650% 9/01/26	385,000	371,700
		4,391,870
Household Products & Wares — 0.1%
Spectrum Brands, Inc.
3.875% 3/15/31 (e)	383,000	307,219
Insurance — 0.4%
Athene Global Funding
3.205% 3/08/27 (e)	135,000	131,401
Farmers Exchange Capital III 3 mo. USD Term SOFR + 3.454%
5.454% VRN 10/15/54 (a) (e)	970,000	876,963
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (e)	130,000	105,536

	Principal Amount	Value
Willis North America, Inc.
2.950% 9/15/29	$290,000	$272,941
		1,386,841
Internet — 0.2%
Alphabet, Inc.
5.250% 5/15/55	355,000	349,628
Getty Images, Inc.
11.250% 2/21/30 (e)	12,004	11,914
Snap, Inc.
6.875% 3/01/33 (e)	66,000	67,724
Uber Technologies, Inc.
4.800% 9/15/34	325,000	319,227
		748,493
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% 6/15/30	240,000	224,423
9.750% 1/15/29	10,000	9,714
		234,137
Lodging — 0.1%
Las Vegas Sands Corp.
6.000% 6/14/30	390,000	402,352
MGM Resorts International
6.500% 4/15/32 (h)	60,000	60,979
		463,331
Machinery - Diversified — 0.0%
Oregon Tool Lux LP
7.875% 10/15/29 (e)	38,304	21,881
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	180,000	119,900
3.750% 2/15/28	92,000	90,299
4.908% 7/23/25	48,000	47,996
5.750% 4/01/48	280,000	254,619
CSC Holdings LLC
5.750% 1/15/30 (e)	99,000	48,964
6.500% 2/01/29 (e)	502,000	408,174
11.750% 1/31/29 (e)	100,000	95,116
DISH Network Corp.
11.750% 11/15/27 (e)	36,000	37,110
Sinclair Television Group, Inc.
8.125% 2/15/33 (e)	10,000	10,102
Sirius XM Radio LLC
5.000% 8/01/27 (e)	20,000	19,829

The accompanying notes are an integral part of the financial statements.
68

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable LLC
5.500% 9/01/41	$385,000	$350,068
5.875% 11/15/40	170,000	163,210
VZ Secured Financing BV
5.000% 1/15/32 (e)	571,000	507,966
		2,153,353
Office & Business Equipment — 0.0%
Xerox Corp.
10.250% 10/15/30 (e)	100,000	104,694
Oil & Gas — 0.1%
Pertamina Persero PT
3.100% 8/27/30 (e)	200,000	183,534
Petroleos Mexicanos
5.950% 1/28/31	50,000	45,202
6.625% 6/15/35	300,000	252,834
Shell Finance US, Inc.
3.750% 9/12/46	25,000	19,271
Transocean, Inc.
8.750% 2/15/30 (e)	24,000	24,680
		525,521
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 9/01/27	65,000	65,131
Packaging & Containers — 0.5%
Amcor Finance USA, Inc.
3.625% 4/28/26	650,000	644,585
Amcor Flexibles North America, Inc.
5.500% 3/17/35 (e)	375,000	380,462
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (e) (h)	50,000	46,943
5.250% 8/15/27 (e) (h)	295,000	131,549
5.250% 8/15/27 (e) (h)	70,000	31,215
Berry Global, Inc.
1.570% 1/15/26	394,000	386,956
1.650% 1/15/27	12,000	11,510
4.875% 7/15/26 (e)	154,000	153,800
		1,787,020
Pharmaceuticals — 0.9%
1261229 BC Ltd.
10.000% 4/15/32 (e)	210,000	211,842
Bayer US Finance II LLC
4.375% 12/15/28 (e)	698,000	691,500
4.625% 6/25/38 (e)	795,000	703,248
4.875% 6/25/48 (e)	75,000	61,461

	Principal Amount	Value
CVS Health Corp.
4.780% 3/25/38	$65,000	$59,652
5.050% 3/25/48	960,000	828,910
5.700% 6/01/34	30,000	30,888
5.875% 6/01/53	160,000	152,876
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (a)	120,000	120,261
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (a)	190,000	195,968
Grifols SA
4.750% 10/15/28 (e)	30,000	28,840
7.500% 5/01/30 EUR (e) (f)	100,000	123,186
Teva Pharmaceutical Finance Netherlands II BV
4.125% 6/01/31 EUR (f)	218,000	257,420
Teva Pharmaceutical Finance Netherlands III BV
6.000% 12/01/32	38,000	38,807
Teva Pharmaceutical Finance Netherlands IV BV
5.750% 12/01/30	38,000	38,682
		3,543,541
Pipelines — 0.2%
Energy Transfer LP
4.950% 6/15/28	125,000	126,856
5.150% 3/15/45	335,000	295,194
Global Partners LP/GLP Finance Corp.
8.250% 1/15/32 (e)	15,000	15,775
Venture Global LNG, Inc.
8.125% 6/01/28 (e)	28,000	28,939
5 yr. CMT + 5.440% 9.000% VRN (a) (e) (g)	79,000	76,804
9.875% 2/01/32 (e)	202,000	218,153
		761,721
Real Estate — 0.1%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
4.750% 3/27/34 EUR (e) (f)	140,000	171,944
Vonovia SE
0.750% 9/01/32 EUR (e) (f)	100,000	96,718
2.250% 4/07/30 EUR (e) (f)	100,000	113,627
		382,289
Real Estate Investment Trusts (REITS) — 0.8%
American Assets Trust LP
6.150% 10/01/34	180,000	179,880
American Homes 4 Rent LP
2.375% 7/15/31	155,000	134,969
3.375% 7/15/51	205,000	135,073

The accompanying notes are an integral part of the financial statements.
69

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Tower Corp.
2.300% 9/15/31	$356,000	$308,849
2.700% 4/15/31	80,000	71,740
4.900% 3/15/30	240,000	243,402
Equinix Europe 2 Financing Corp. LLC
3.625% 11/22/34 EUR (f)	190,000	217,852
Extra Space Storage LP
2.400% 10/15/31	76,000	66,033
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	32,000	30,752
4.000% 1/15/31	75,000	70,691
Healthcare Realty Holdings LP
3.100% 2/15/30	95,000	88,108
3.625% 1/15/28	45,000	43,903
Hudson Pacific Properties LP
3.250% 1/15/30	376,000	307,421
3.950% 11/01/27	48,000	46,030
4.650% 4/01/29 (h)	2,000	1,797
5.950% 2/15/28	10,000	9,747
LXP Industrial Trust
2.375% 10/01/31	430,000	363,094
Prologis Euro Finance LLC
4.000% 5/05/34 EUR (f)	180,000	216,721
Realty Income Corp.
4.875% 7/06/30 EUR (f)	270,000	341,104
Rexford Industrial Realty LP
2.150% 9/01/31	5,000	4,286
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (e)	60,000	58,041
4.125% 8/15/30 (e)	19,000	18,237
		2,957,730
Retail — 0.5%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.500% 7/01/32 (e) (i)	60,000	61,379
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% 4/01/26 (e)	190,000	188,196
5.875% 4/01/29 (e)	484,000	447,782
Michaels Cos., Inc.
5.250% 5/01/28 (e)	170,000	135,915
Papa John’s International, Inc.
3.875% 9/15/29 (e)	200,000	194,208
Starbucks Corp.
5.400% 5/15/35	770,000	784,576
		1,812,056

	Principal Amount	Value
Semiconductors — 0.1%
Foundry JV Holdco LLC
5.500% 1/25/31 (e)	$60,000	$61,542
Intel Corp.
3.050% 8/12/51	161,000	95,648
3.250% 11/15/49	230,000	145,671
3.734% 12/08/47	90,000	63,493
5.600% 2/21/54	115,000	105,501
5.700% 2/10/53	65,000	60,492
		532,347
Software — 0.1%
Fiserv Funding ULC
4.000% 6/15/36 EUR (f)	165,000	193,782
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.750% 5/01/29 (e)	40,000	41,146
Open Text Corp.
6.900% 12/01/27 (e)	50,000	51,765
Oracle Corp.
4.800% 8/03/28	235,000	238,861
		525,554
Telecommunications — 0.3%
Altice Financing SA
5.000% 1/15/28 (e)	23,000	17,303
5.750% 8/15/29 (e)	45,000	32,858
9.625% 7/15/27 (e)	35,000	30,100
Consolidated Communications, Inc.
5.000% 10/01/28 (e)	125,000	126,311
6.500% 10/01/28 (e)	64,000	65,138
EchoStar Corp.
10.750% 11/30/29	19,000	19,570
Frontier Communications Holdings LLC
8.625% 3/15/31 (e)	109,000	115,813
Global Switch Finance BV
1.375% 10/07/30 EUR (e) (f)	250,000	275,764
T-Mobile USA, Inc.
3.750% 4/15/27	375,000	371,084
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (e)	21,000	19,426
7.750% 4/15/32 (e)	40,000	41,566
Zayo Group Holdings, Inc.
4.000% 3/01/27 (e)	75,000	70,333
		1,185,266

The accompanying notes are an integral part of the financial statements.
70

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Water — 0.1%
Severn Trent Utilities Finance PLC
3.875% 8/04/35 EUR (e) (f)	$170,000	$201,436
Suez SACA
2.875% 5/24/34 EUR (e) (f)	200,000	220,361
United Utilities Water Finance PLC
3.750% 5/23/34 EUR (e) (f)	100,000	117,802
		539,599
TOTAL CORPORATE DEBT (Cost $60,327,312)		59,332,213
Municipal Obligations — 0.6%
California — 0.1%
California State University, Revenue Bonds, Series B,
2.374% 11/01/35	5,000	3,992
University of California, Revenue Bonds, Series BI,
2.247% 5/15/34	290,000	239,456
		243,448
New Jersey — 0.1%
Jersey City Municipal Utilities Authority, NJ, Revenue Bonds, Series B, 5.470% 5/15/27	275,000	277,487
New York — 0.4%
City of New York, NY, General Obligation, Series G1,
5.968% 3/01/36	500,000	524,200
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series G3, 2.450% 11/01/34	560,000	461,483
New York State Dormitory Authority, Revenue Bonds, Series H,
5.289% 3/15/33	677,504	686,318
		1,672,001
TOTAL MUNICIPAL OBLIGATIONS (Cost $2,436,762)		2,192,936
Non-U.S. Government Agency Obligations — 17.7%
Automobile Asset-Backed Securities — 0.1%
FHF Issuer Trust, Series 2025-1A, Class D
5.950% 6/15/32 (e)	400,000	401,972

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 3.0%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (a) (e) (j)	$620,000	$602,625
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (e)	1,160,000	1,056,147
Series 2020-VIVA, Class D, 3.667% VRN 3/11/44 (a) (e) (j)	780,000	710,433
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 6.427% FRN 6/15/27 (a) (e)	692,000	695,028
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (e)	180,000	167,894
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (a) (e) (j)	300,000	273,893
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 5.892% FRN 1/15/39 (a) (e)	443,000	441,616
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, 1 mo. USD Term SOFR + 3.188%
7.500% FRN 3/15/35 (a) (e)	894,000	896,235
Century Plaza Towers, Series 2019-CPT, Class A 2.865% 11/13/39 (e)	355,000	322,360
DC Office Trust, Series 2019-MTC, Class A 2.965% 9/15/45 (e)	375,000	345,367
Grace Trust, Series 2020-GRCE, Class A 2.347% 12/10/40 (e)	900,000	791,224
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141%
6.452% FRN 5/15/41 (a) (e)	601,000	602,504
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (a) (e) (j)	375,000	347,112
Series 2019-30HY, Class A, 3.228% 7/10/39 (e)	385,000	361,755
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (e)	385,000	360,663
MKT Mortgage Trust, Series 2020-525M, Class A 2.694% 2/12/40 (e)	255,000	224,047
NYC Commercial Mortgage Trust, Series 2025-1155, Class A
5.833% 6/10/42 (e)	701,000	709,116

The accompanying notes are an integral part of the financial statements.
71

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
One Bryant Park Trust, Series 2019-OBP, Class A 2.516% 9/15/54 (e)	$490,000	$445,340
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class A1, 3.872% VRN 1/05/43 (a) (e) (j)	655,000	551,809
Series 2015-5AVE, Class A2B, 4.144% VRN 1/05/43 (a) (e) (j)	1,000,000	868,765
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, 1 mo. USD Term SOFR + 3.350%
7.662% FRN 1/15/39 (a) (e)	630,000	615,002
		11,388,935
Home Equity Asset-Backed Securities — 2.1%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.819%
5.139% FRN 10/25/35 (a)	549,661	516,400
Countrywide Asset-Backed Certificates Trust, Series 2004-7, Class MF2,
5.649% VRN 10/25/34 (a) (j)	1,311,870	1,265,133
FIGRE Trust, Series 2025-HE3, Class A,
5.560% VRN 5/25/55 (a) (e) (j)	1,411,887	1,413,601
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4,
4.260% STEP 3/25/47	2,354,534	1,553,526
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 mo. USD Term SOFR + 0.334%
4.654% FRN 10/25/36 (a)	5,715,805	1,790,984
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694%
5.014% FRN 1/25/36 (a)	609,181	585,492
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD Term SOFR + 0.354%
4.674% FRN 5/25/47 (a)	1,355,968	942,505
		8,067,641
Other Asset-Backed Securities — 5.4%
AMMC CLO 24 Ltd., Series 2021-24A, Class AR, 3 mo. USD Term SOFR + 1.200%
5.470% FRN 1/20/35 (a) (e)	950,000	950,277
Apidos CLO XXX Ltd., Series XXXA, Class A1AR, 3 mo. USD Term SOFR + 1.080%
5.350% FRN 10/18/31 (a) (e)	249,700	249,706

	Principal Amount	Value
ARES XXVII CLO Ltd., Series 2013-2A, Class BR3, 3 mo. USD Term SOFR + 1.650%
5.933% FRN 10/28/34 (a) (e)	$790,000	$790,318
Bain Capital Credit CLO Ltd.
Series 2019-2A, Class AR3, 3 mo. USD Term SOFR + 0.920% 5.200% FRN 10/17/32 (a) (e)	470,692	469,300
Series 2021-6A, Class A1R, 3 mo. USD Term SOFR + 1.090% 5.360% FRN 10/21/34 (a) (e)	825,000	825,495
Barings CLO Ltd., Series 2018-4A, Class A1R, 3 mo. USD Term SOFR + 1.150%
5.406% FRN 10/15/30 (a) (e)	657,331	657,607
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.850%
6.132% FRN 10/25/30 (a) (e)	800,000	802,186
Clover CLO LLC, Series 2021-3A, Class AR, 3 mo. USD Term SOFR + 1.070%
5.352% FRN 1/25/35 (a) (e)	900,000	900,414
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2
3.300% 12/26/51 (e)	1,800,000	1,742,470
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2
6.000% 5/20/55 (e)	355,000	365,719
CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2
5.910% 2/20/50 (e)	460,000	468,387
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650%
5.906% FRN 10/15/30 (a) (e)	700,000	700,225
Dryden 95 CLO Ltd., Series 2021-95A, Class BR, 3 mo. USD Term SOFR + 1.600%
5.922% FRN 8/20/34 (a) (e)	780,000	779,605
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD Term SOFR + 1.162%
5.418% FRN 4/15/29 (a) (e)	294,509	294,817
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.668% 10/19/37 (e)	390,000	385,508
Series 2021-SFR1, Class F1, 3.238% 8/17/38 (e)	1,000,000	971,178

The accompanying notes are an integral part of the financial statements.
72

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Flexential Issuer, Series 2021-1A, Class A2 3.250% 11/27/51 (e)	$460,000	$442,705
HPS Loan Management Ltd., Series 2021-16A, Class A1, 3 mo. USD Term SOFR + 1.402%
5.681% FRN 1/23/35 (a) (e)	1,000,000	1,001,352
Magnetite XII Ltd., Series 2015-12A, Class AR4, 3 mo. USD Term SOFR + 1.150%
5.406% FRN 10/15/31 (a) (e)	234,301	234,302
Magnetite XXV Ltd., Series 2020-25A, Class A, 3 mo. USD Term SOFR + 1.462%
5.743% FRN 1/25/32 (a) (e)	542,877	542,879
Progress Residential Trust, Series 2021-SFR10, Class F
4.608% 12/17/40 (e)	1,068,979	1,045,620
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, 3 mo. USD Term SOFR + 1.340%
5.628% FRN 7/25/38 (a) (e)	950,000	953,164
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130% 5.452% FRN 8/20/32 (a) (e)	1,360,504	1,359,796
Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.432% 5.701% FRN 7/20/34 (a) (e)	850,000	851,333
Series 2020-1A, Class BRR, 3 mo. USD Term SOFR + 1.550% 5.820% FRN 1/20/36 (a) (e)	1,000,000	997,563
Switch ABS Issuer LLC, Series 2025-1A, Class A2
5.036% 3/25/55 (e)	770,000	759,310
TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 3 mo. USD Term SOFR + 1.140%
5.410% FRN 1/20/32 (a) (e)	524,375	524,612
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (e)	444,000	440,810
		20,506,658
Student Loans Asset-Backed Securities — 0.8%
Access Group, Inc., Series 2015-1, Class A, 30 day USD SOFR Average + 0.814%
5.120% FRN 7/25/56 (a) (e)	187,689	185,392

	Principal Amount	Value
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 90 day USD SOFR Average + 0.462%
4.802% FRN 3/28/35 (a)	$673,094	$651,432
SLM Student Loan Trust
Series 2007-7, Class A4, 90 day USD SOFR Average + 0.592% 4.955% FRN 1/25/22 (a) (k)	236,226	231,960
Series 2012-7, Class A3, 30 day USD SOFR Average + 0.764% 5.070% FRN 5/26/26 (a)	393,352	381,303
Series 2012-2, Class A, 30 day USD SOFR Average + 0.814% 5.120% FRN 1/25/29 (a)	462,542	444,925
Series 2012-1, Class A3, 30 day USD SOFR Average + 1.064% 5.370% FRN 9/25/28 (a)	360,774	348,267
Series 2008-6, Class A4, 90 day USD SOFR Average + 1.362% 5.725% FRN 7/26/83 (a)	276,030	273,755
Series 2008-5, Class B, 90 day USD SOFR Average + 2.112% 6.475% FRN 7/25/73 (a)	700,000	715,076
		3,232,110
Whole Loan Collateral Collateralized Mortgage Obligations — 6.3%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD Term SOFR + 2.428%
6.702% FRN 6/25/45 (a)	58,490	58,107
Angel Oak Mortgage Trust
Series 2021-7, Class A1, 1.978% VRN 10/25/66 (a) (e) (j)	173,725	150,238
Series 2022-6, Class A1, 4.300% STEP 7/25/67 (e)	687,219	682,335
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3,
6.158% STEP 6/25/64 (e)	867,006	871,464
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
4.669% VRN 3/25/37 (a) (j)	164,968	158,415
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 yr. CMT + 2.400%
7.230% FRN 10/25/35 (a)	114,271	116,323
COLT Mortgage Loan Trust, Series 2021-6, Class A1,
1.907% VRN 12/25/66 (a) (e) (j)	538,374	488,414

The accompanying notes are an integral part of the financial statements.
73

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD Term SOFR + 0.534% 4.854% FRN 7/25/46 (a)	$680,980	$598,118
Series 2005-31, Class 2A1, 1 mo. USD Term SOFR + 0.714% 5.034% FRN 8/25/35 (a)	646,495	583,113
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (a) (e) (j)	603,748	582,143
Cross Mortgage Trust, Series 2025-H4, Class A2,
5.778% STEP 6/25/70 (e)	1,179,921	1,183,776
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1,
1.931% VRN 11/25/66 (a) (e) (j)	1,182,769	1,034,792
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A3, 1 mo. USD Term SOFR + 0.614%
4.934% FRN 2/25/35 (a)	901,552	877,000
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 1 mo. USD Term SOFR + 0.669%
4.989% FRN 1/25/36 (a)	497,076	487,666
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
6.369% VRN 11/25/35 (a) (j)	165,844	131,926
GCAT Trust
Series 2024-INV4, Class A2, 5.500% VRN 12/25/54 (a) (e) (j)	555,771	552,276
Series 2025-INV2, Class A1, 6.000% VRN 5/25/55 (a) (e) (j)	1,500,000	1,514,121
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1,
1.750% VRN 12/25/60 (a) (e) (j)	1,129,621	1,066,808
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.750% 10/25/57 (e)	411,389	403,334
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514%
4.841% FRN 11/19/36 (a)	1,398,630	1,095,924
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD Term SOFR + 0.634%
4.954% FRN 4/25/35 (a)	711,120	674,646
IndyMac Index Mortgage Loan Trust
Series 2005-AR19, Class A1, 3.678% VRN 10/25/35 (a) (j)	577,076	436,509

	Principal Amount	Value
Series 2006-AR27, Class 1A3, 1 mo. USD Term SOFR + 0.654% 4.974% FRN 10/25/36 (a)	$1,116,189	$454,144
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD Term SOFR + 1.184%
5.504% FRN 2/25/35 (a)	242,489	239,880
OBX Trust, Series 2021-NQM3, Class A1, 1.054% VRN 7/25/61 (a) (e) (j)	1,570,747	1,284,358
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.864% 5.184% FRN 11/25/35 (a)	1,436,592	1,399,262
PMT Loan Trust, Series 2024-INV1, Class A3,
5.500% VRN 10/25/59 (a) (e) (j)	919,646	915,012
PRKCM Trust, Series 2022-AFC2, Class A3,
6.140% VRN 8/25/57 (a) (e) (j)	1,495,997	1,497,404
Sequoia Mortgage Trust, Series 2025-6, Class A5,
5.500% VRN 7/25/55 (a) (e) (j)	1,500,000	1,505,890
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class A2, 1 mo. USD Term SOFR + 0.534%
4.854% FRN 10/25/36 (a)	1,384,531	1,229,511
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR15, Class A1A1, 1 mo. USD Term SOFR + 0.634% 4.954% FRN 11/25/45 (a)	1,287,934	1,189,781
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694% 5.014% FRN 10/25/45 (a)	217,765	206,957
Series 2005-AR2, Class 2A21, 1 mo. USD Term SOFR + 0.774% 5.094% FRN 1/25/45 (a)	166,814	163,807
Series 2006-1, Class 3A2, 5.750% 2/25/36	375,912	358,237
		24,191,691
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $68,095,201)		67,789,007

The accompanying notes are an integral part of the financial statements.
74

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sovereign Debt Obligations — 0.6%
Brazilian Government International Bond 6.125% 3/15/34	$200,000	$197,912
Israel Government International Bond 5.375% 2/19/30	200,000	203,816
Kazakhstan Government International Bond 5.500% 7/01/37 (e) (i)	200,000	200,600
Mexico Government International Bond 4.875% 5/19/33	300,000	282,960
Panama Government International Bond 6.400% 2/14/35 (h)	200,000	194,200
Paraguay Government International Bond 4.950% 4/28/31 (e)	200,000	198,700
Perusahaan Penerbit SBSN Indonesia III 2.550% 6/09/31 (e)	200,000	178,306
Republic of South Africa Government International Bond 5.875% 4/20/32	250,000	244,551
Romanian Government International Bond
3.000% 2/14/31 (e)	110,000	94,064
5.750% 3/24/35 (e)	566,000	522,656
		2,317,765
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,358,302)		2,317,765
U.S. Government Agency Obligations and Instrumentalities (l) — 35.9%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp. REMICS
Series 4818, Class CA, 3.000% 4/15/48	116,651	102,921
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,749,955	1,402,183
Series 4846, Class PA, 4.000% 6/15/47	14,844	14,775
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	206,652	182,167
Series 2018-57, Class QA, 3.500% 5/25/46	5,951	5,928
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	196,753	176,897
Series 2019-15, Class GT, 3.500% 2/20/49	123,655	110,923

	Principal Amount	Value
Series 2024-97, Class FW, 30 day USD SOFR Average + 1.150% 5.452% FRN 6/20/54 (a)	$238,804	$238,318
Series 2024-30, Class AF, 30 day USD SOFR Average + 1.250% 5.552% FRN 2/20/54 (a)	421,878	421,412
		2,655,524
Pass-Through Securities — 34.9%
Federal Home Loan Mortgage Corp.
Pool #QD7213 2.000% 2/01/52	1,900,809	1,508,359
Pool #QE0312 2.000% 4/01/52	670,155	531,792
Pool #SD8194 2.500% 2/01/52	1,377,096	1,145,665
Pool #RA6815 2.500% 2/01/52	1,843,751	1,545,995
Pool #SD8205 2.500% 4/01/52	5,793,160	4,819,577
Pool #SD8212 2.500% 5/01/52	2,885,484	2,400,557
Pool #G08710 3.000% 6/01/46	79,641	70,954
Pool #ZM1779 3.000% 9/01/46	400,998	356,798
Pool #G08726 3.000% 10/01/46	601,544	535,366
Pool #G08732 3.000% 11/01/46	219,697	195,527
Pool #G08741 3.000% 1/01/47	606,882	540,117
Pool #QD8259 3.000% 3/01/52	1,704,370	1,476,561
Pool #SD8220 3.000% 6/01/52	4,720,422	4,089,482
Pool #G07848 3.500% 4/01/44	911,872	855,664
Pool #G60023 3.500% 4/01/45	851,749	793,897
Pool #G08711 3.500% 6/01/46	259,864	240,025
Pool #G08716 3.500% 8/01/46	363,559	335,803
Pool #G67700 3.500% 8/01/46	427,510	395,674
Pool #G08722 3.500% 9/01/46	63,537	58,686
Pool #G08742 3.500% 1/01/47	297,272	274,391
Pool #G08757 3.500% 4/01/47	75,491	69,586
Pool #ZA5103 3.500% 12/01/47	2,876	2,642
Pool #G67707 3.500% 1/01/48	1,554,315	1,440,509
Pool #G08800 3.500% 2/01/48	26,336	24,161
Pool #G08816 3.500% 6/01/48	210,506	193,119
Pool #G61556 3.500% 8/01/48	356,089	328,125
Pool #G60344 4.000% 12/01/45	455,403	435,784
Pool #G67711 4.000% 3/01/48	500,183	476,134
Pool #G67713 4.000% 6/01/48	2,077	1,976
Pool #SD3246 4.000% 8/01/52	1,572,744	1,464,501
Pool #RA7921 4.000% 9/01/52	1,413,909	1,317,702
Pool #SD5321 4.000% 10/01/52	1,602,285	1,495,264
Pool #SD5323 4.000% 1/01/54	825,561	769,387
Pool #G08843 4.500% 10/01/48	96,178	93,446
Pool #SD2322 4.500% 9/01/52	452,525	434,476
Pool #SD8275 4.500% 12/01/52	2,024,135	1,942,611
Pool #SD8287 4.500% 1/01/53	485,220	465,677
Pool #SD2730 4.500% 4/01/53	1,346,410	1,292,182
Pool #G08833 5.000% 7/01/48	63,398	63,537

The accompanying notes are an integral part of the financial statements.
75

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08844 5.000% 10/01/48	$58,033	$58,161
Pool #SD8491 5.000% 12/01/54	934,465	915,989
Federal National Mortgage Association
Pool #MA4176 2.000% 11/01/40	1,045,169	902,105
Pool #MA4333 2.000% 5/01/41	156,652	134,656
Pool #MA4158 2.000% 10/01/50	886,166	708,189
Pool #BQ6913 2.000% 12/01/51	1,993,455	1,583,746
Pool #MA4492 2.000% 12/01/51	1,523,163	1,210,112
Pool #BQ7006 2.000% 1/01/52	3,139,538	2,494,278
Pool #CB2802 2.000% 2/01/52	991,082	790,485
Pool #MA4547 2.000% 2/01/52	466,108	369,873
Pool #MA4562 2.000% 3/01/52	3,764,150	2,986,987
Pool #FS1598 2.000% 4/01/52	1,426,115	1,131,673
Pool #FS8510 2.000% 10/01/52	1,041,268	826,283
Pool #MA4512 2.500% 1/01/52	1,456,291	1,212,460
Pool #MA4548 2.500% 2/01/52	1,398,425	1,163,409
Pool #MA4563 2.500% 3/01/52	1,427,390	1,187,507
Pool #MA1607 3.000% 10/01/33	195,627	188,026
Pool #MA3811 3.000% 10/01/49	180,690	156,369
Pool #CB2430 3.000% 12/01/51	2,511,023	2,173,041
Pool #CB2545 3.000% 1/01/52	1,440,453	1,246,569
Pool #BV8477 3.000% 5/01/52	463,210	403,034
Pool #AB4262 3.500% 1/01/32	139,326	136,670
Pool #MA1512 3.500% 7/01/33	81,981	80,082
Pool #MA1148 3.500% 8/01/42	525,832	492,463
Pool #CA0996 3.500% 1/01/48	102,921	94,619
Pool #MA3305 3.500% 3/01/48	20,212	18,519
Pool #BL1132 3.730% 1/01/29	920,000	909,426
Pool #MA1146 4.000% 8/01/42	212,188	203,680
Pool #AS9830 4.000% 6/01/47	100,660	95,289
Pool #MA3027 4.000% 6/01/47	153,472	145,284
Pool #AS9972 4.000% 7/01/47	93,089	88,122
Pool #FS4947 4.000% 1/01/53	796,039	741,874
Pool #931504 4.500% 7/01/39	31,606	31,331
Pool #CA1710 4.500% 5/01/48	333,675	324,094
Pool #CA1711 4.500% 5/01/48	108,575	105,458
Pool #CA2208 4.500% 8/01/48	188,311	182,845
Pool #MA4701 4.500% 8/01/52	574,453	551,541
Pool #MA4733 4.500% 9/01/52	936,568	899,213
Pool #BW9897 4.500% 10/01/52	617,580	592,320
Pool #CB4800 4.500% 10/01/52	1,428,510	1,370,975
Pool #FS4701 4.500% 4/01/53	1,566,034	1,501,492
Pool #FS9508 4.500% 3/01/54	1,792,513	1,717,377
Pool #AD6374 5.000% 5/01/40	6,284	6,357
Pool #AI2733 5.000% 5/01/41	75,414	76,294
Pool #MA4978 5.000% 4/01/53	148,043	145,497
Pool #FS7252 5.000% 11/01/53	1,151,003	1,130,854
Pool #977014 5.500% 5/01/38	5,756	5,959
Pool #985524 5.500% 6/01/38	11,065	11,458

	Principal Amount	Value
Pool #988578 5.500% 8/01/38	$69,353	$71,758
Pool #995482 5.500% 1/01/39	42,952	44,481
Pool #MA5107 5.500% 8/01/53	2,019,354	2,022,496
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	463,486	415,002
Pool #MA4718 3.000% 9/20/47	50,133	44,779
Pool #MA4836 3.000% 11/20/47	176,250	157,428
Pool #MA6209 3.000% 10/20/49	151,255	131,604
Pool #MA3521 3.500% 3/20/46	178,692	165,082
Pool #MA3597 3.500% 4/20/46	55,839	51,586
Pool #MA3663 3.500% 5/20/46	81,171	74,989
Pool #MA3937 3.500% 9/20/46	67,069	61,960
Pool #MA4127 3.500% 12/20/46	246,644	227,781
Pool #MA4262 3.500% 2/20/47	248,441	229,440
Pool #MA4382 3.500% 4/20/47	63,809	58,929
Pool #MA4719 3.500% 9/20/47	77,997	71,982
Pool #MA4837 3.500% 11/20/47	161,890	149,306
Pool #MA4900 3.500% 12/20/47	585,018	540,823
Pool #MA4653 4.000% 8/20/47	30,999	29,288
Pool #MA4838 4.000% 11/20/47	127,749	120,620
Pool #MA4901 4.000% 12/20/47	56,127	52,995
Pool #MA5078 4.000% 3/20/48	189,158	178,425
Pool #MA5466 4.000% 9/20/48	211,631	199,424
Pool #MA5399 4.500% 8/20/48	380,375	371,009
Pool #MA8347 4.500% 10/20/52	1,576,807	1,522,831
Pool #MA9963 4.500% 10/20/54	1,224,683	1,174,341
Pool #MA3666 5.000% 5/20/46	62,878	63,714
Pool #MA4199 5.000% 1/20/47	63,939	64,774
Pool #MA4454 5.000% 5/20/47	103,731	104,502
Pool #MA4722 5.000% 9/20/47	108,102	108,838
Government National Mortgage Association II, TBA
2.500% 7/20/54 (i)	5,225,000	4,440,580
4.000% 7/20/54 (i)	3,950,000	3,670,817
4.500% 7/20/54 (i)	3,175,000	3,037,738
5.000% 7/20/54 (i)	5,625,000	5,523,361
5.500% 7/20/54 (i)	3,325,000	3,328,303
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/54 (i)	6,950,000	5,499,186
2.500% 7/01/55 (i)	1,800,000	1,492,241
3.000% 7/01/54 (i)	1,975,000	1,707,759
3.500% 7/01/54 (i)	9,950,000	8,955,390
4.000% 7/01/54 (i)	7,050,000	6,553,493
4.500% 7/01/54 (i)	4,750,000	4,541,816
5.000% 7/01/54 (i)	4,825,000	4,728,122
5.500% 7/01/54 (i)	3,750,000	3,748,533
		133,721,280

The accompanying notes are an integral part of the financial statements.
76

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 0.3%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%
7.805% FRN 3/25/42 (a) (e)	$1,000,000	$1,038,930
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $140,604,027)		137,415,734
U.S. Treasury Obligations — 36.2%
U.S. Treasury Bonds & Notes — 36.2%
U.S. Treasury Bonds
4.750% 5/15/55	18,659,000	18,548,298
5.000% 5/15/45	12,615,000	12,956,030
U.S. Treasury Inflation-Indexed Notes
2.125% 1/15/35	3,501,498	3,557,949
U.S. Treasury Notes
3.750% 6/30/27	20,780,000	20,792,985
3.875% 6/15/28	18,870,000	18,968,766
3.875% 6/30/30	46,613,000	46,791,374
4.000% 6/30/32	9,725,000	9,729,581
4.250% 5/15/35	6,923,000	6,931,681
		138,276,664
TOTAL U.S. TREASURY OBLIGATIONS (Cost $137,118,334)		138,276,664
TOTAL BONDS & NOTES (Cost $417,015,878)		413,176,852

	Number of Shares
Equities — 0.1%
Common Stock — 0.1%
Communication Services — 0.1%
Intelsat SA (m)	7,225	308,869
TOTAL COMMON STOCK (Cost $676,994)		308,869
TOTAL EQUITIES (Cost $676,994)		308,869
TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $119,392)		174,262
TOTAL LONG-TERM INVESTMENTS (Cost $417,812,264)		413,659,983

	Number of Shares	Value
Short-Term Investments — 10.6%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (n)	673,808	$673,808
	Principal Amount
Repurchase Agreement — 10.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (o)	$38,445,701	38,445,701
U.S. Treasury Bill — 0.3%
U.S. Treasury Bills
4.280% 7/24/25 (p)	1,055,000	1,052,195
TOTAL SHORT-TERM INVESTMENTS (Cost $40,171,722)		40,171,704
TOTAL INVESTMENTS — 118.7% (Cost $457,983,986) (q)		453,831,687
Other Assets/ (Liabilities) — (18.7)%		(71,412,295)
NET ASSETS — 100.0%		$382,419,392

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
PIK	Payment in kind
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2025, where the rate will be determined at time of settlement.

The accompanying notes are an integral part of the financial statements.
77

MML Total Return Bond Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $46,882 or 0.01% of net assets.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $67,618,031 or 17.68% of net assets.

(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Security is perpetual and has no stated maturity date.
(h)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $1,430,305 or 0.37% of net assets. The Fund received $791,326 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(j)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.

(k)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of June 30, 2025.
(l)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(m)	Non-income producing security.
(n)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(o)
Maturity value of $38,448,638. Collateralized by U.S. Government Agency obligations with a rate of 3.375% - 4.125%, maturity date of 9/15/27 – 9/30/27, and an aggregate market value, including accrued interest, of $39,214,674.

(p)	The rate shown represents yield-to-maturity.
(q)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
78

MML Total Return Bond Fund – Portfolio of Investments (Continued)
(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
2-Year Interest Rate Swap, 1/05/28	Goldman Sachs International*	12/31/25	3.86%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	10,020,000	$25,401	$30,060	$(4,659)
2-Year Interest Rate Swap, 1/05/28	Goldman Sachs International*	12/31/25	4.09%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	10,290,000	12,718	30,870	(18,152)
5-Year Interest Rate Swap, 1/05/31	Goldman Sachs International*	12/31/25	4.23%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	4,340,000	14,175	29,838	(15,663)
5-Year Interest Rate Swap, 1/05/31	JP Morgan Chase Bank N.A.*	12/31/25	4.01%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	4,225,000	25,743	28,624	(2,881)
5-Year Interest Rate Swap, 1/05/31	JP Morgan Chase Bank N.A.*	12/31/25	4.20%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	13,690,000	53,993	—	53,993
2-Year Interest Rate Swap, 1/05/28	Morgan Stanley Capital Services LLC*	12/31/25	4.11%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	32,140,000	42,232	—	42,232
									$174,262	$119,392	$54,870

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.*	7/11/25	USD	4,845,828	EUR	4,464,000	$(415,658)
Citibank N.A.*	7/11/25	EUR	264,400	USD	298,862	12,773
Goldman Sachs International*	7/11/25	USD	139,950	GBP	108,000	(8,303)
Goldman Sachs International*	7/11/25	USD	3,614,939	EUR	3,238,720	(202,374)
Goldman Sachs International*	7/11/25	EUR	1,423,257	USD	1,630,914	46,606
						$(566,956)

The accompanying notes are an integral part of the financial statements.
79

MML Total Return Bond Fund – Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/19/25	16	$1,817,000	$30,500
U.S. Treasury Ultra Bond	9/19/25	21	2,474,441	27,184
U.S. Treasury Note 2 Year	9/30/25	416	86,204,797	332,953
U.S. Treasury Note 5 Year	9/30/25	112	12,078,537	129,463
				$ 520,100
Short
Euro-BOBL	9/08/25	9	(1,251,713)	$4,122
Euro-Bund	9/08/25	25	(3,855,103)	22,346
Euro-Buxl 30 Year Bond	9/08/25	4	(566,070)	6,591
U.S. Treasury Ultra 10 Year	9/19/25	36	(4,049,555)	(64,008)
				$ (30,949)

*	Contracts are subject to a master netting agreement or similar agreement.
##	Exercise Rate.
Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
80

MML Series Investment Fund

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$9,850,037	$11,171,858
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	218,030,264	271,057,618
Repurchase agreements, at value (Note 2) (c)	—	—
Total investments (d)	227,880,301	282,229,476
Receivables from:
Investments sold
Regular delivery	—	96,439
Fund shares sold	103,595	733
Interest and dividends	13,170	14,047
Foreign tax reclaims	—	—
Total assets	227,997,066	282,340,695
Liabilities:
Payables for:
Investments purchased
Regular delivery	78,385	14,047
Fund shares redeemed	34,693	92,589
Trustees’ fees and expenses (Note 3)	32,970	39,894
Affiliates (Note 3):
Administration fees	—	—
Investment advisory fees	19,105	23,631
Service fees	106,103	129,700
Cash collateral held for securities on loan (Note 2)	—	—
Due to custodian	—	—
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	33,429	34,215
Total liabilities	304,685	334,076
Net assets	$227,692,381	$282,006,619
Net assets consist of:
Paid-in capital	$247,657,878	$285,730,099
Accumulated earnings (loss)	(19,965,497)	(3,723,480)
Net assets	$ 227,692,381	$ 282,006,619

(a)Cost of investments - unaffiliated issuers:	$9,748,227	$11,135,727
(b)Cost of investments - affiliated issuers:	$212,652,738	$263,781,950
(c)Cost of repurchase agreements:	$—	$—
(d)Securities on loan with market value of:	$—	$—
(e)This represents the market value of investments in the Master Fund. Identified cost of investments in the Master Fund was $232,717,258.
(f)This represents Receivables for Investments sold in the Master Fund.
(g)This represents Payables for Investments purchased in the Master Fund.

The accompanying notes are an integral part of the financial statements.
81

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$34,906,713	$28,895,637	$3,460,092	$311,957,976 (e)	$568,754,711	$489,225,116	$460,440,877
922,015,570	873,454,645	120,968,773	—	—	—	—
—	—	—	—	—	2,537,487	3,804,512
956,922,283	902,350,282	124,428,865	311,957,976	568,754,711	491,762,603	464,245,389

752,614	308,432	114,799	2,645,441 (f)	1,115,724	—	1,751,536
6,537	8,501	29,827	85,856	—	59,307	3,473,415
41,222	27,356	2,424	—	—	103,919	804,517
—	—	—	—	—	—	215,249
957,722,656	902,694,571	124,575,915	314,689,273	569,870,435	491,925,829	470,490,106

41,222	27,356	2,424	— (g)	—	—	7,236
743,694	302,572	142,685	2,726,640	1,106,655	812,581	147,593
147,709	116,839	10,609	14,196	64,091	37,123	45,061

—	—	—	64,226	118,775	1,017	1,017
80,420	75,575	10,337	38,536	95,020	298,609	291,732
465,042	340,836	38,080	177,237	342,579	106,448	48,209
—	—	—	—	—	—	3,391,593
—	—	—	—	—	—	160,904
—	—	—	—	—	—	—
50,449	41,491	30,141	26,523	34,942	40,795	44,199
1,528,536	904,669	234,276	3,047,358	1,762,062	1,296,573	4,137,544
$956,194,120	$901,789,902	$124,341,639	$311,641,915	$568,108,373	$490,629,256	$466,352,562

$961,300,616	$833,573,919	$115,454,330	$180,308,196	$464,524,353	$154,651,296	$325,116,048
(5,106,496)	68,215,983	8,887,309	131,333,719	103,584,020	335,977,960	141,236,514
$ 956,194,120	$ 901,789,902	$ 124,341,639	$ 311,641,915	$ 568,108,373	$ 490,629,256	$ 466,352,562

$33,389,578	$28,023,241	$3,253,988	$232,717,258	$523,423,000	$268,832,886	$398,580,513
$875,905,345	$815,270,934	$110,494,922	$—	$—	$—	$—
$—	$—	$—	$—	$—	$2,537,487	$3,804,512
$—	$—	$—	$—	$—	$—	$10,108,802

The accompanying notes are an integral part of the financial statements.
82

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$54,265,722	$70,440,571
Shares outstanding (a)	6,192,194	7,700,523
Net asset value, offering price and redemption price per share	$8.76	$9.15
Service Class shares:
Net assets	$ 173,426,659	$ 211,566,048
Shares outstanding (a)	20,085,565	23,432,928
Net asset value, offering price and redemption price per share	$8.63	$9.03
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
83

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$ 192,542,561	$ 335,395,823	$ 59,768,914			$ 303,708,977	$ 379,095,748
20,080,777	40,020,623	6,117,372			13,976,736	35,371,994
$9.59	$8.38	$9.77			$21.73	$10.72

$763,651,559	$566,394,079	$64,572,725			$186,920,279	$87,256,814
80,991,804	68,529,904	6,790,097			9,459,685	8,326,246
$9.43	$8.26	$9.51			$19.76	$10.48

			$ 311,641,915	$ 568,108,373
			16,756,216	48,815,632
			$18.60	$11.64

The accompanying notes are an integral part of the financial statements.
84

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	MML Equity Index Fund	MML Focused Equity Fund
Assets:
Investments, at value (Note 2) (a)	$636,362,713	$242,146,648
Repurchase agreements, at value (Note 2) (b)	4,119,869	2,280,103
Total investments (c)	640,482,582	244,426,751
Cash	—	—
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	—
Fund shares sold	2,219	17,845
Variation margin on open derivative instruments (Note 2)	23,452	—
Interest and dividends	321,296	139,650
Foreign tax reclaims	—	—
Premiums for options written	—	—
Cash collateral pledged for open derivatives (Note 2)	383,000	—
Total assets	641,212,549	244,584,246
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Closed written options	—	—
Fund shares redeemed	440,599	126,194
Trustees’ fees and expenses (Note 3)	63,720	13,732
Affiliates (Note 3):
Administration fees	54,885	31,911
Investment advisory fees	50,755	144,174
Service fees	16,464	12,299
Written options outstanding, at value (Note 2) (e)	—	—
Cash collateral held for securities on loan (Note 2)	74,048	—
Due to custodian	1,783	—
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	54,654	36,427
Total liabilities	756,908	364,737
Net assets	$640,455,641	$244,219,509
Net assets consist of:
Paid-in capital	$134,745,128	$162,706,237
Accumulated earnings (loss)	505,710,513	81,513,272
Net assets	$ 640,455,641	$ 244,219,509

(a) Cost of investments:	$267,822,554	$194,549,727
(b) Cost of repurchase agreements:	$4,119,869	$2,280,103
(c) Securities on loan with market value of:	$872,841	$—
(d) Cost of foreign currency:	$—	$—
(e) Premiums received on written options:	$—	$—

The accompanying notes are an integral part of the financial statements.
85

MML Foreign Fund	MML Fundamental Equity Fund	MML Global Fund	MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund

$172,149,778	$138,265,640	$385,756,059	$131,914,425	$249,929,267	$216,868,649	$92,839,087
—	219,035	5,352,296	2,522,351	2,602,498	2,827,445	903,897
172,149,778	138,484,675	391,108,355	134,436,776	252,531,765	219,696,094	93,742,984
—	12,851	—	32	—	—	—
45,955	186	123,418	—	148,242	—	29,148

275,852	—	—	—	556,019	494,919	1,820,841
2,372	2,037	2,192	95,528	9,674	127,248	1,282,169
—	—	—	—	—	—	—
235,217	74,311	34,752	192,761	233,691	76,275	47,091
1,148,519	8,370	455,645	1,734	1,748,016	176,814	—
—	—	—	—	—	—	109,829
—	—	—	—	—	—	—
173,857,693	138,582,430	391,724,362	134,726,831	255,227,407	220,571,350	97,032,062

384	—	—	—	263,671	—	—
—	—	—	—	—	—	318,167
1,215,093	80,315	2,613,832	53,224	145,312	228,496	7,194
30,699	13,236	18,418	21,081	12,768	14,956	25,720

1,017	18,088	48,046	1,017	32,914	1,017	7,722
124,786	68,283	188,117	71,396	170,060	116,321	58,894
5,708	15,999	35,025	17,514	11,079	25,179	9,590
—	—	—	—	—	—	1,992,465
356,408	—	11,965,146	3,015,348	1,178,193	1,785,397	3,008
181,965	—	—	—	—	—	—
—	—	—	—	—	—	—
55,648	46,139	48,405	43,287	91,099	35,002	303,772
1,971,708	242,060	14,916,989	3,222,867	1,905,096	2,206,368	2,726,532
$171,885,985	$138,340,370	$376,807,373	$131,503,964	$253,322,311	$218,364,982	$94,305,530

$121,656,583	$78,353,574	$299,037,372	$76,438,394	$208,732,863	$86,548,241	$39,516,419
50,229,402	59,986,796	77,770,001	55,065,570	44,589,448	131,816,741	54,789,111
$ 171,885,985	$ 138,340,370	$ 376,807,373	$ 131,503,964	$ 253,322,311	$ 218,364,982	$ 94,305,530

$136,744,028	$96,857,611	$337,748,866	$110,580,251	$214,141,652	$127,838,992	$49,719,843
$—	$219,035	$5,352,296	$2,522,351	$2,602,498	$2,827,445	$903,897
$2,460,205	$—	$12,030,796	$3,248,982	$3,271,944	$1,743,061	$2,945
$45,768	$187	$122,207	$—	$148,069	$—	$30,165
$—	$—	$—	$—	$—	$—	$1,106,325

The accompanying notes are an integral part of the financial statements.
86

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	MML Equity Index Fund	MML Focused Equity Fund
Initial Class shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Class I shares:
Net assets	$55,842,573
Shares outstanding (a)	1,465,990
Net asset value, offering price and redemption price per share	$38.09
Class II shares:
Net assets	$ 267,448,171	$ 224,004,176
Shares outstanding (a)	7,028,189	28,964,954
Net asset value, offering price and redemption price per share	$38.05	$7.73
Class III shares:
Net assets	$289,849,624
Shares outstanding (a)	7,631,438
Net asset value, offering price and redemption price per share	$37.98
Service Class shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class I shares:
Net assets	$27,315,273	$20,215,333
Shares outstanding (a)	762,372	2,763,355
Net asset value, offering price and redemption price per share	$35.83	$7.32

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
87

MML Foreign Fund	MML Fundamental Equity Fund	MML Global Fund	MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund

$ 162,290,871			$ 102,467,542		$ 173,188,536	$ 79,113,554
14,043,135			9,942,185		9,356,536	5,677,934
$11.56			$10.31		$18.51	$13.93

		$189,539,761
		39,391,802
		$4.81

	$ 110,559,944	$ 112,179,287		$ 231,620,495
	8,966,108	21,384,694		19,117,117
	$12.33	$5.25		$12.12

$9,595,114			$29,036,422		$45,176,446	$15,191,976
837,046			2,896,875		2,624,503	1,101,389
$11.46			$10.02		$17.21	$13.79

	$27,780,426	$75,088,325		$21,701,816
	2,394,853	16,668,943		1,815,245
	$11.60	$4.50		$11.96

The accompanying notes are an integral part of the financial statements.
88

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	MML Mid Cap Growth Fund	MML Mid Cap Value Fund
Assets:
Investments, at value (Note 2) (a)	$294,642,777	$232,257,210
Repurchase agreements, at value (Note 2) (b)	9,124,574	2,156,220
Total investments (c)	303,767,351	234,413,430
Cash	986	—
Foreign currency, at value (d)	—	102
Receivables from:
Investments sold
Regular delivery	1,087,304	982,105
Delayed delivery	—	—
Fund shares sold	23,777	3,723,015
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	60,408	571,490
Foreign tax reclaims	—	25,580
Open forward contracts (Note 2)	—	—
Cash collateral pledged for open derivatives (Note 2)	—	—
Cash collateral pledged for when-issued securities (Note 2)	—	—
Total assets	304,939,826	239,715,722
Liabilities:
Payables for:
Investments purchased
Regular delivery	1,708,485	425,204
Delayed delivery	—	—
Fund shares redeemed	215,591	49,686
Trustees’ fees and expenses (Note 3)	38,299	40,125
Affiliates (Note 3):
Administration fees	1,017	1,017
Investment advisory fees	194,708	166,118
Service fees	44,034	25,430
Open forward contracts (Note 2)	—	376,680
Cash collateral held for securities on loan (Note 2)	781,772	827,109
Cash collateral held for when-issued securities (Note 2)	—	—
Due to custodian	—	—
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	54,187	51,327
Unrealized depreciation on:
Unfunded bank loan commitments (Note 2)	—	—
Total liabilities	3,038,093	1,962,696
Net assets	$301,901,733	$237,753,026
Net assets consist of:
Paid-in capital	$187,836,051	$210,497,199
Accumulated earnings (loss)	114,065,682	27,255,827
Net assets	$ 301,901,733	$ 237,753,026

(a) Cost of investments:	$242,346,582	$232,606,234
(b) Cost of repurchase agreements:	$9,124,574	$2,156,220
(c) Securities on loan with market value of:	$14,888,323	$3,086,248
(d) Cost of foreign currency:	$—	$102

The accompanying notes are an integral part of the financial statements.
89

MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund	MML Total Return Bond Fund

$ 135,627,661	$ 57,098,439	$ 120,106,758	$ 136,970,436	$ 415,385,986
1,730,459	178,558	987,049	356,084	38,445,701
137,358,120	57,276,997	121,093,807	137,326,520	453,831,687
—	28	1	5	—
12	42	—	—	48

24,819	69,154	798,247	—	2,841,159
—	—	—	—	529,071
1,133,644	69,866	1,890,216	—	271,743
—	—	—	—	65,193
92,351	83,780	176,819	56,537	1,837,417
—	—	—	3,863	1,040
—	—	—	—	59,379
—	—	—	—	863,800
—	—	—	—	10,000
138,608,946	57,499,867	123,959,090	137,386,925	460,310,537

351,389	44,732	564,035	—	6,893,594
—	—	—	—	57,391,590
11,654	21,768	13,234	92,834	184,873
23,728	8,385	19,533	15,732	29,598

1,017	8,046	1,017	1,017	51,832
119,466	32,296	75,157	56,938	128,988
13,818	11,851	12,741	28,902	26,271
—	9,793	—	14,295	626,335
168,441	1,382,944	1,570,124	—	673,808
—	—	—	—	280,000
—	—	—	—	11,515,806
—	—	—	—	—
42,017	46,204	53,826	37,565	88,446

—	—	—	—	4
731,530	1,566,019	2,309,667	247,283	77,891,145
$137,877,416	$55,933,848	$121,649,423	$137,139,642	$382,419,392

$119,027,691	$57,947,627	$102,389,064	$71,490,815	$424,306,497
18,849,725	(2,013,779)	19,260,359	65,648,827	(41,887,105)
$137,877,416	$55,933,848	$121,649,423	$137,139,642	$382,419,392

$115,521,734	$59,598,046	$114,209,971	$94,949,909	$419,538,285
$1,730,459	$178,558	$987,049	$356,084	$38,445,701
$18,523,476	$11,753,320	$4,229,461	$—	$1,430,305
$11	$42	$—	$—	$42

The accompanying notes are an integral part of the financial statements.
90

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	MML Mid Cap Growth Fund	MML Mid Cap Value Fund
Initial Class shares:
Net assets	$ 228,155,957	$ 196,198,210
Shares outstanding (a)	19,800,634	23,541,997
Net asset value, offering price and redemption price per share	$11.52	$8.33
Class II shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class shares:
Net assets	$73,745,776	$41,554,816
Shares outstanding (a)	7,236,072	5,178,553
Net asset value, offering price and redemption price per share	$10.19	$8.02
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
91

MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund	MML Total Return Bond Fund

$ 114,742,207		$ 100,258,148	$ 87,829,422
10,920,754		11,107,596	5,140,168
$10.51		$9.03	$17.09

	$ 36,262,576			$ 339,155,105
	4,307,364			37,234,428
	$8.42			$9.11

$23,135,209		$21,391,275	$49,310,220
2,580,862		2,428,565	2,945,131
$8.96		$8.81	$16.74

	$19,671,272			$43,264,287
	2,567,444			4,825,281
	$7.66			$8.97

The accompanying notes are an integral part of the financial statements.
92

MML Series Investment Fund (Continued)

Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends - unaffiliated issuers (a)	$56,051	$60,469
Dividends - affiliated issuers (Note 7)	1,812,087	1,965,720
Interest	—	—
Securities lending net income	—	—
Total investment income	1,868,138	2,026,189
Expenses (Note 3):
Investment advisory fees	114,048	140,840
Custody and overdraft fees	720	731
Audit and tax fees	15,443	15,460
Legal fees	4,995	6,008
Proxy fees	1,642	1,642
Accounting & Administration fees	—	—
Shareholder reporting fees	11,852	12,995
Trustees’ fees	8,822	10,719
	157,522	188,395
Administration fees:
Service Class I	—	—
Distribution and Service fees:
Service Class	217,235	264,667
Service Class I	—	—
Net expenses:	374,757	453,062
Net investment income (loss)	1,493,381	1,573,127
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(68,897)	(52,050)
Investment transactions - affiliated issuers (Note 7)	(11,822,290)	(11,970,401)
Foreign currency transactions	—	—
Realized gain distributions - unaffiliated issuers	—	—
Realized gain distributions - affiliated issuers (Note 7)	2,268,328	3,577,927
Net realized gain (loss)	(9,622,859)	(8,444,524)
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	672,230	768,093
Investment transactions - affiliated issuers (Note 7)	19,111,462	21,332,994
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	19,783,692	22,101,087
Net realized gain (loss) and change in unrealized appreciation (depreciation)	10,160,833	13,656,563
Net increase (decrease) in net assets resulting from operations	$ 11,654,214	$ 15,229,690

(a) Net of foreign withholding tax of:	$—	$—
(b)
Amounts shown for Dividends and Realized gain distributions are from the Master Fund. Amounts shown for Net realized gain (loss) and Net change in unrealized appreciation (depreciation) on Investment transactions are for investments in the Master Fund.

The accompanying notes are an integral part of the financial statements.
93

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund (b)	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$184,747	$128,592	$12,797	$593,184	$2,740,009	$1,137,855	$5,082,747
5,512,990	3,524,859	262,863	—	—	—	—
—	—	—	—	—	81,213	51,801
—	—	—	—	—	1,935	8,971
5,697,737	3,653,451	275,660	593,184	2,740,009	1,221,003	5,143,519

478,773	441,738	59,817	215,797	560,543	1,710,189	1,365,145
748	726	711	1,333	1,255	11,775	12,919
15,633	15,683	15,422	15,507	15,539	18,598	18,123
21,052	18,151	2,465	5,986	12,094	9,226	7,849
1,642	1,642	1,642	1,642	1,642	1,642	1,642
—	—	—	—	—	1,232	1,232
27,520	24,524	9,533	11,952	18,218	17,967	16,651
37,182	32,910	4,464	9,916	21,502	17,110	11,911
582,550	535,374	94,054	262,133	630,793	1,787,739	1,435,472

—	—	—	359,661	700,679	—	—

955,072	693,657	77,564	—	—	218,333	89,881
—	—	—	359,661	700,679	—	—
1,537,622	1,229,031	171,618	981,455	2,032,151	2,006,072	1,525,353
4,160,115	2,424,420	104,042	(388,271)	707,858	(785,069)	3,618,166

(136,238)	(44,360)	(843)	7,563,503	5,063,237	29,818,136	30,546,680
(36,476,901)	(30,287,688)	(3,761,809)	—	—	—	—
—	—	—	—	—	—	2,823
—	—	—	23,864,800	36,394,606	—	—
14,628,304	16,814,515	2,761,564	—	—	—	—
(21,984,835)	(13,517,533)	(1,001,088)	31,428,303	41,457,843	29,818,136	30,549,503

2,461,572	2,161,158	277,867	(2,986,068)	(3,948,382)	5,302,219	(4,752,805)
70,120,072	64,668,309	8,870,000	—	—	—	—
—	—	—	—	—	—	4,645
72,581,644	66,829,467	9,147,867	(2,986,068)	(3,948,382)	5,302,219	(4,748,160)
50,596,809	53,311,934	8,146,779	28,442,235	37,509,461	35,120,355	25,801,343
$ 54,756,924	$ 55,736,354	$ 8,250,821	$ 28,053,964	$ 38,217,319	$ 34,335,286	$ 29,419,509

$—	$—	$—	$—	$—	$6,233	$161,643

The accompanying notes are an integral part of the financial statements.
94

MML Series Investment Fund (Continued)

Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	MML Equity Index Fund	MML Focused Equity Fund
Investment income (Note 2):
Dividends (a)	$4,158,613	$1,728,938
Interest	51,052	61,353
Securities lending net income	426	—
Total investment income	4,210,091	1,790,291
Expenses (Note 3):
Investment advisory fees	297,223	852,966
Custody and overdraft fees	32,808	6,915
Audit and tax fees	18,738	18,107
Legal fees	15,289	5,394
Proxy fees	1,642	1,642
Accounting & Administration fees	1,232	1,232
Shareholder reporting fees	23,195	12,720
Trustees’ fees	23,664	9,488
	413,791	908,464
Administration fees:
Class I	81,657	—
Class II	189,324	167,975
Service Class I	40,896	15,071
Distribution and Service fees:
Service Class	—	—
Service Class I	34,080	25,119
Total expenses	759,748	1,116,629
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Investment advisory fees waived	—	—
Net expenses:	759,748	1,116,629
Net investment income (loss)	3,450,343	673,662
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	24,618,993	2,713,460
Futures contracts	(258,565)	—
Written options	—	—
Foreign currency transactions	—	—
Net realized gain (loss)	24,360,428	2,713,460
Net change in unrealized appreciation (depreciation) on:
Investment transactions *	8,907,665	4,846,870
Futures contracts	224,118	—
Written options	—	—
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	9,131,783	4,846,870
Net realized gain (loss) and change in unrealized appreciation (depreciation)	33,492,211	7,560,330
Net increase (decrease) in net assets resulting from operations	$ 36,942,554	$ 8,233,992

(a) Net of foreign withholding tax of:	$952	$—
* Net of increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
95

MML Foreign Fund	MML Fundamental Equity Fund	MML Global Fund	MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund

$3,426,626	$809,328	$1,494,526	$1,696,426	$4,385,592	$591,957	$622,068
23,436	13,113	40,630	17,109	38,480	24,491	23,796
11,391	1,022	10,121	10,086	12,630	4,711	7
3,461,453	823,463	1,545,277	1,723,621	4,436,702	621,159	645,871

715,443	397,470	610,904	425,236	934,304	658,689	349,540
6,051	2,052	5,738	2,500	25,568	3,184	4,208
20,811	18,066	18,994	18,433	23,809	18,120	16,551
3,309	2,783	12,915	3,459	4,569	4,154	9,127
1,642	1,642	1,642	1,642	1,642	1,642	701
1,232	1,232	1,232	1,232	1,232	1,232	3,795
11,678	7,136	10,772	10,740	10,271	11,381	15,029
6,113	5,038	4,452	5,063	8,319	7,407	3,131
766,279	435,419	666,649	468,305	1,009,714	705,809	402,082

—	—	89,217	—	—	—	—
—	79,678	34,649	—	164,759	—	—
—	19,690	28,861	—	10,435	—	—

11,366	—	—	35,819	—	50,101	19,674
—	32,817	48,101	—	17,391	—	—
777,645	567,604	867,477	504,124	1,202,299	755,910	421,756

—	—	—	—	—	(136)	—
—	—	—	—	—	(129)	—
—	—	—	—	(116,796)	—	—
777,645	567,604	867,477	504,124	1,085,503	755,645	421,756
2,683,808	255,859	677,800	1,219,497	3,351,199	(134,486)	224,115

2,304,587	4,198,447	19,733,601	6,055,383	5,039,152	7,025,203	8,375,157
—	—	—	—	—	—	—
—	—	—	—	—	—	(1,492,041)
50,038	2,072	58,794	160	3,716	—	—
2,354,625	4,200,519	19,792,395	6,055,543	5,042,868	7,025,203	6,883,116

26,402,309	4,803,196	26,669,280	(1,210,842)	32,215,194	8,342,228	(2,895,756)
—	—	—	—	—	—	—
—	—	—	—	—	—	(1,469,679)
137,878	960	51,154	—	207,160	—	1,535
26,540,187	4,804,156	26,720,434	(1,210,842)	32,422,354	8,342,228	(4,363,900)
28,894,812	9,004,675	46,512,829	4,844,701	37,465,222	15,367,431	2,519,216
$ 31,578,620	$ 9,260,534	$ 47,190,629	$ 6,064,198	$ 40,816,421	$ 15,232,945	$ 2,743,331

$389,154	$9,647	$135,438	$35,194	$586,633	$24,568	$139
$—	$—	$—	$—	$(15,904)	$—	$—

The accompanying notes are an integral part of the financial statements.
96

MML Series Investment Fund (Continued)

Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	MML Mid Cap Growth Fund	MML Mid Cap Value Fund
Investment income (Note 2):
Dividends (a)	$818,843	$3,474,266
Interest	113,438	54,947
Securities lending net income	11,511	1,891
Total investment income	943,792	3,531,104
Expenses (Note 3):
Investment advisory fees	1,154,828	1,004,367
Custody and overdraft fees	11,183	8,344
Audit and tax fees	18,522	18,478
Legal fees	6,319	6,016
Proxy fees	1,642	1,642
Accounting & Administration fees	1,232	1,232
Shareholder reporting fees	19,105	14,715
Trustees’ fees	11,474	9,076
	1,224,305	1,063,870
Administration fees:
Class II	—	—
Service Class I	—	—
Distribution and Service fees:
Service Class	92,699	52,508
Service Class I	—	—
Total expenses	1,317,004	1,116,378
Expenses waived (Note 3):
Class II fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	—
Investment advisory fees waived	—	—
Net expenses:	1,317,004	1,116,378
Net investment income (loss)	(373,212)	2,414,726
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	15,824,896	5,808,560
Futures contracts	—	—
Swap agreements	—	—
Foreign currency transactions	1	(1,516)
Forward contracts	—	(1,358,701)
Net realized gain (loss)	15,824,897	4,448,343
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(11,393,874)	(214,024)
Unfunded bank loan commitments	—	—
Futures contracts	—	—
Swap agreements	—	—
Translation of assets and liabilities in foreign currencies	—	4,376
Forward contracts	—	(607,244)
Net change in unrealized appreciation (depreciation)	(11,393,874)	(816,892)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	4,431,023	3,631,451
Net increase (decrease) in net assets resulting from operations	$4,057,811	$6,046,177

(a) Net of foreign withholding tax of:	$6,208	$47,128

The accompanying notes are an integral part of the financial statements.
97

MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund	MML Total Return Bond Fund

$587,086	$662,566	$1,058,675	$836,714	$—
18,906	3,164	15,025	3,623	7,496,779
13,936	7,475	1,720	—	16,287
619,928	673,205	1,075,420	840,337	7,513,066

711,670	233,763	448,342	334,358	656,636
6,881	1,348	6,629	1,254	15,122
18,461	18,428	18,074	18,084	19,592
2,887	1,326	2,551	2,816	8,479
1,642	1,642	1,642	1,642	1,642
1,232	1,232	1,232	1,232	4,189
12,533	9,058	11,122	10,586	16,478
5,205	2,335	4,564	5,092	11,077
760,511	269,132	494,156	375,064	733,215

—	28,688	—	—	214,869
—	15,142	—	—	31,369

29,127	—	26,490	59,767	—
—	25,237	—	—	52,282
789,638	338,199	520,646	434,831	1,031,735

—	(15,475)	—	—	—
—	(8,206)	—	—	—
(20,529)	—	—	—	—
769,109	314,518	520,646	434,831	1,031,735
(149,181)	358,687	554,774	405,506	6,481,331

1,381,786	659,028	(1,106,910)	8,297,534	(2,743,138)
—	—	—	—	686,833
—	—	—	—	199,759
183	(202)	—	(993)	(22,803)
—	(40,638)	—	(84,227)	137,572
1,381,969	618,188	(1,106,910)	8,212,314	(1,741,777)

(6,028,836)	(5,272,051)	(1,836,093)	(5,351,484)	9,563,075
—	—	—	—	(4)
—	—	—	—	396,444
—	—	—	—	(161,415)
1	(4)	—	419	9,537
—	(14,423)	—	(32,290)	(880,281)
(6,028,835)	(5,286,478)	(1,836,093)	(5,383,355)	8,927,356
(4,646,866)	(4,668,290)	(2,943,003)	2,828,959	7,185,579
$ (4,796,047)	$ (4,309,603)	$ (2,388,229)	$ 3,234,465	$ 13,666,910

$420	$4,564	$2,441	$1,914	$—

The accompanying notes are an integral part of the financial statements.
98

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,493,381	$6,879,117
Net realized gain (loss)	(9,622,859)	(2,909,905)
Net change in unrealized appreciation (depreciation)	19,783,692	12,489,681
Net increase (decrease) in net assets resulting from operations	11,654,214	16,458,893
Distributions to shareholders (Note 2):
Initial Class	—	(1,584,538)
Service Class	—	(4,619,386)
Total distributions	—	(6,203,924)
Net fund share transactions (Note 5):
Initial Class	(6,549,670)	(9,927,432)
Service Class	(17,535,685)	(38,193,187)
Increase (decrease) in net assets from fund share transactions	(24,085,355)	(48,120,619)
Total increase (decrease) in net assets	(12,431,141)	(37,865,650)
Net assets
Beginning of period	240,123,522	277,989,172
End of period	$ 227,692,381	$ 240,123,522

The accompanying notes are an integral part of the financial statements.
99

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$1,573,127	$7,361,207	$4,160,115	$21,897,443	$2,424,420	$15,136,119
(8,444,524)	6,924,979	(21,984,835)	13,333,980	(13,517,533)	33,966,662
22,101,087	8,836,274	72,581,644	58,747,324	66,829,467	47,359,367
15,229,690	23,122,460	54,756,924	93,978,747	55,736,354	96,462,148

—	(1,752,341)	—	(4,409,963)	—	(5,718,438)
—	(4,897,445)	—	(16,257,753)	—	(8,395,177)
—	(6,649,786)	—	(20,667,716)	—	(14,113,615)

(5,246,144)	(9,151,974)	(19,027,131)	(24,271,838)	(25,749,235)	(35,616,447)
(19,163,810)	(45,578,911)	(82,855,979)	(212,730,715)	(39,048,823)	(85,682,626)
(24,409,954)	(54,730,885)	(101,883,110)	(237,002,553)	(64,798,058)	(121,299,073)
(9,180,264)	(38,258,211)	(47,126,186)	(163,691,522)	(9,061,704)	(38,950,540)

291,186,883	329,445,094	1,003,320,306	1,167,011,828	910,851,606	949,802,146
$ 282,006,619	$ 291,186,883	$ 956,194,120	$ 1,003,320,306	$ 901,789,902	$ 910,851,606

The accompanying notes are an integral part of the financial statements.
100

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$104,042	$1,378,724
Net realized gain (loss)	(1,001,088)	4,115,433
Net change in unrealized appreciation (depreciation)	9,147,867	9,969,141
Net increase (decrease) in net assets resulting from operations	8,250,821	15,463,298
Distributions to shareholders (Note 2):
Initial Class	—	(1,775,525)
Service Class	—	(1,892,264)
Service Class I	—	—
Total distributions	—	(3,667,789)
Net fund share transactions (Note 5):
Initial Class	(2,932,316)	(5,400,440)
Service Class	(3,363,253)	(13,152,166)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(6,295,569)	(18,552,606)
Total increase (decrease) in net assets	1,955,252	(6,757,097)
Net assets
Beginning of period	122,386,387	129,143,484
End of period	$ 124,341,639	$ 122,386,387

The accompanying notes are an integral part of the financial statements.
101

MML American Funds Growth Fund		MML American Funds Core Allocation Fund		MML Blue Chip Growth Fund
Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$(388,271)	$(281,129)	$707,858	$10,392,207	$(785,069)	$(1,536,225)
31,428,303	21,288,685	41,457,843	28,369,603	29,818,136	89,551,485
(2,986,068)	51,295,446	(3,948,382)	33,010,275	5,302,219	59,362,495
28,053,964	72,303,002	38,217,319	71,772,085	34,335,286	147,377,755

—	—	—	—	—	(22,068,122)
—	—	—	—	—	(13,955,171)
—	(20,251,569)	—	(21,532,629)	—	—
—	(20,251,569)	—	(21,532,629)	—	(36,023,293)

—	—	—	—	(23,890,626)	(64,652,053)
—	—	—	—	(10,742,869)	(8,498,476)
(10,121,370)	(5,748,932)	(51,566,561)	(140,744,195)	—	—
(10,121,370)	(5,748,932)	(51,566,561)	(140,744,195)	(34,633,495)	(73,150,529)
17,932,594	46,302,501	(13,349,242)	(90,504,739)	(298,209)	38,203,933

293,709,321	247,406,820	581,457,615	671,962,354	490,927,465	452,723,532
$ 311,641,915	$ 293,709,321	$ 568,108,373	$ 581,457,615	$ 490,629,256	$ 490,927,465

The accompanying notes are an integral part of the financial statements.
102

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Equity Income Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,618,166	$5,707,997
Net realized gain (loss)	30,549,503	40,808,056
Net change in unrealized appreciation (depreciation)	(4,748,160)	(7,816,446)
Net increase (decrease) in net assets resulting from operations	29,419,509	38,699,607
Distributions to shareholders (Note 2):
Initial Class	—	(23,787,262)
Class I	—	—
Class II	—	—
Class III	—	—
Service Class	—	(5,992,116)
Service Class I	—	—
Total distributions	—	(29,779,378)
Net fund share transactions (Note 5):
Initial Class	98,155,842	(28,465,686)
Class I	—	—
Class II	—	—
Class III	—	—
Service Class	14,731,032	(5,800,195)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	112,886,874	(34,265,881)
Total increase (decrease) in net assets	142,306,383	(25,345,652)
Net assets
Beginning of period	324,046,179	349,391,831
End of period	$ 466,352,562	$ 324,046,179

The accompanying notes are an integral part of the financial statements.
103

MML Equity Index Fund		MML Focused Equity Fund		MML Foreign Fund
Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$3,450,343	$7,906,205	$673,662	$2,063,231	$2,683,808	$3,731,055
24,360,428	104,818,109	2,713,460	29,041,905	2,354,625	7,657,650
9,131,783	38,194,346	4,846,870	(3,019,524)	26,540,187	(4,890,793)
36,942,554	150,918,660	8,233,992	28,085,612	31,578,620	6,497,912

—	—	—	—	—	(4,989,052)
—	(2,346,847)	—	—	—	—
—	(10,423,066)	—	(13,979,743)	—	—
—	(16,642,273)	—	—	—	—
—	—	—	—	—	(259,227)
—	(1,218,781)	—	(1,237,630)	—	—
—	(30,630,967)	—	(15,217,373)	—	(5,248,279)

—	—	—	—	(21,564,034)	(17,571,500)
(4,640,743)	(8,320,878)	—	—	—	—
(13,196,158)	(7,662,574)	(20,776,895)	(41,462,698)	—	—
(18,865,896)	(104,178,073)	—	—	—	—
—	—	—	—	(782,622)	(634,645)
(2,639,825)	(10,573,823)	(1,754,435)	(2,586,800)	—	—
(39,342,622)	(130,735,348)	(22,531,330)	(44,049,498)	(22,346,656)	(18,206,145)
(2,400,068)	(10,447,655)	(14,297,338)	(31,181,259)	9,231,964	(16,956,512)

642,855,709	653,303,364	258,516,847	289,698,106	162,654,021	179,610,533
$ 640,455,641	$ 642,855,709	$ 244,219,509	$ 258,516,847	$ 171,885,985	$ 162,654,021

The accompanying notes are an integral part of the financial statements.
104

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Fundamental Equity Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$255,859	$683,416
Net realized gain (loss)	4,200,519	13,948,840
Net change in unrealized appreciation (depreciation)	4,804,156	16,445,033
Net increase (decrease) in net assets resulting from operations	9,260,534	31,077,289
Distributions to shareholders (Note 2):
Initial Class	—	—
Class I	—	—
Class II	—	(10,794,188)
Service Class	—	—
Service Class I	—	(2,369,835)
Total distributions	—	(13,164,023)
Net fund share transactions (Note 5):
Initial Class	—	—
Class I	—	—
Class II	(9,139,215)	(22,179,727)
Service Class	—	—
Service Class I	(149,169)	793,341
Increase (decrease) in net assets from fund share transactions	(9,288,384)	(21,386,386)
Total increase (decrease) in net assets	(27,850)	(3,473,120)
Net assets
Beginning of period	138,368,220	141,841,340
End of period	$ 138,340,370	$ 138,368,220

The accompanying notes are an integral part of the financial statements.
105

MML Global Fund		MML Income & Growth Fund		MML International Equity Fund
Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$677,800	$973,974	$1,219,497	$2,301,326	$3,351,199	$3,485,494
19,792,395	9,707,087	6,055,543	25,713,597	5,042,868	7,894,222
26,720,434	(3,544,084)	(1,210,842)	(6,745,307)	32,422,354	(8,664,202)
47,190,629	7,136,977	6,064,198	21,269,616	40,816,421	2,715,514

—	—	—	(18,300,690)	—	—
—	(5,650,370)	—	—	—	—
—	(869,718)	—	—	—	(3,481,078)
—	—	—	(4,499,439)	—	—
—	(1,377,848)	—	—	—	(143,734)
—	(7,897,936)	—	(22,800,129)	—	(3,624,812)

—	—	(8,403,012)	(20,744,329)	—	—
79,379,437	(6,516,843)	—	—	—	—
84,000,615	(1,282,478)	—	—	(20,198,226)	(25,090,943)
—	—	(1,473,272)	1,519,997	—	—
45,137,585	(862,521)	—	—	9,150,486	15,087
208,517,637	(8,661,842)	(9,876,284)	(19,224,332)	(11,047,740)	(25,075,856)
255,708,266	(9,422,801)	(3,812,086)	(20,754,845)	29,768,681	(25,985,154)

121,099,107	130,521,908	135,316,050	156,070,895	223,553,630	249,538,784
$ 376,807,373	$ 121,099,107	$ 131,503,964	$ 135,316,050	$ 253,322,311	$ 223,553,630

The accompanying notes are an integral part of the financial statements.
106

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Large Cap Growth Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(134,486)	$(454,912)
Net realized gain (loss)	7,025,203	37,619,869
Net change in unrealized appreciation (depreciation)	8,342,228	25,781,201
Net increase (decrease) in net assets resulting from operations	15,232,945	62,946,158
Distributions to shareholders (Note 2):
Initial Class	—	(12,952,977)
Service Class	—	(2,929,260)
Total distributions	—	(15,882,237)
Net fund share transactions (Note 5):
Initial Class	(14,208,693)	(44,518,699)
Service Class	2,054,092	3,878,678
Increase (decrease) in net assets from fund share transactions	(12,154,601)	(40,640,021)
Total increase (decrease) in net assets	3,078,344	6,423,900
Net assets
Beginning of period	215,286,638	208,862,738
End of period	$ 218,364,982	$ 215,286,638

The accompanying notes are an integral part of the financial statements.
107

MML Managed Volatility Fund		MML Mid Cap Growth Fund		MML Mid Cap Value Fund
Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$224,115	$167,237	$(373,212)	$(1,083,706)	$2,414,726	$4,781,625
6,883,116	6,547,563	15,824,897	51,075,867	4,448,343	17,756,473
(4,363,900)	7,307,215	(11,393,874)	(14,716,572)	(816,892)	(514,632)
2,743,331	14,022,015	4,057,811	35,275,589	6,046,177	22,023,466

—	(3,142,943)	—	(13,408,823)	—	(11,955,281)
—	(613,168)	—	(5,152,696)	—	(2,432,394)
—	(3,756,111)	—	(18,561,519)	—	(14,387,675)

(4,845,042)	(7,740,938)	(18,791,697)	(20,541,121)	(16,180,876)	(22,402,587)
(1,938,307)	(2,455,241)	(8,043,316)	(10,565,872)	(3,372,592)	(3,359,023)
(6,783,349)	(10,196,179)	(26,835,013)	(31,106,993)	(19,553,468)	(25,761,610)

(4,040,018)	69,725	(22,777,202)	(14,392,923)	(13,507,291)	(18,125,819)
98,345,548	98,275,823	324,678,935	339,071,858	251,260,317	269,386,136
$ 94,305,530	$ 98,345,548	$ 301,901,733	$ 324,678,935	$ 237,753,026	$ 251,260,317

The accompanying notes are an integral part of the financial statements.
108

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Small Cap Growth Equity Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(149,181)	$(137,028)
Net realized gain (loss)	1,381,969	10,819,512
Net change in unrealized appreciation (depreciation)	(6,028,835)	4,021,891
Net increase (decrease) in net assets resulting from operations	(4,796,047)	14,704,375
Distributions to shareholders (Note 2):
Initial Class	—	(58,539)
Class II	—	—
Service Class	—	—
Service Class I	—	—
Total distributions	—	(58,539)
Net fund share transactions (Note 5):
Initial Class	(4,529,372)	(15,188,308)
Class II	—	—
Service Class	(1,396,550)	(2,027,231)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(5,925,922)	(17,215,539)
Total increase (decrease) in net assets	(10,721,969)	(2,569,703)
Net assets
Beginning of period	148,599,385	151,169,088
End of period	$ 137,877,416	$ 148,599,385

The accompanying notes are an integral part of the financial statements.
109

MML Small Company Value Fund		MML Small/Mid Cap Value Fund		MML Sustainable Equity Fund
Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$358,687	$808,455	$554,774	$1,059,829	$405,506	$1,011,665
618,188	3,904,254	(1,106,910)	13,195,054	8,212,314	14,225,779
(5,286,478)	60,454	(1,836,093)	(1,235,808)	(5,383,355)	11,339,465
(4,309,603)	4,773,163	(2,388,229)	13,019,075	3,234,465	26,576,909

—	—	—	(7,909,972)	—	(5,474,934)
—	(560,114)	—	—	—	—
—	—	—	(1,664,515)	—	(2,890,763)
—	(258,844)	—	—	—	—
—	(818,958)	—	(9,574,487)	—	(8,365,697)

—	—	(4,075,854)	(9,039,275)	(7,521,531)	(10,342,148)
(3,598,635)	(9,966,960)	—	—	—	—
—	—	(716,896)	(2,643,981)	(2,984,761)	(5,727,001)
(1,131,770)	(4,341,869)	—	—	—	—
(4,730,405)	(14,308,829)	(4,792,750)	(11,683,256)	(10,506,292)	(16,069,149)
(9,040,008)	(10,354,624)	(7,180,979)	(8,238,668)	(7,271,827)	2,142,063

64,973,856	75,328,480	128,830,402	137,069,070	144,411,469	142,269,406
$ 55,933,848	$ 64,973,856	$ 121,649,423	$ 128,830,402	$ 137,139,642	$ 144,411,469

The accompanying notes are an integral part of the financial statements.
110

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Total Return Bond Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,481,331	$12,506,072
Net realized gain (loss)	(1,741,777)	(1,682,578)
Net change in unrealized appreciation (depreciation)	8,927,356	(9,146,069)
Net increase (decrease) in net assets resulting from operations	13,666,910	1,677,425
Distributions to shareholders (Note 2):
Class II	—	(10,741,672)
Service Class I	—	(1,469,882)
Total distributions	—	(12,211,554)
Net fund share transactions (Note 5):
Class II	62,755,269	(20,521,897)
Service Class I	(116,504)	4,625,988
Increase (decrease) in net assets from fund share transactions	62,638,765	(15,895,909)
Total increase (decrease) in net assets	76,305,675	(26,430,038)
Net assets
Beginning of period	306,113,717	332,543,755
End of period	$ 382,419,392	$ 306,113,717

The accompanying notes are an integral part of the financial statements.
111

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$8.32	$0.06	$0.38	$0.44	$—	$—	$—	$8.76	5.29% [b]	$54,266	0.14% [a]	1.50% [a]
12/31/24	8.01	0.23	0.30	0.53	(0.22)	—	(0.22)	8.32	6.61%	57,989	0.14%	2.83%
12/31/23	8.05	0.19	0.68	0.87	(0.28)	(0.63)	(0.91)	8.01	11.65%	65,534	0.13%	2.30%
12/31/22	10.77	0.18	(1.72)	(1.54)	(0.38)	(0.80)	(1.18)	8.05	(14.74%)	67,320	0.13%	1.94%
12/31/21	10.34	0.22	0.66	0.88	(0.13)	(0.32)	(0.45)	10.77	8.60%	86,161	0.12%	2.05%
12/31/20	9.95	0.09	0.86	0.95	(0.27)	(0.29)	(0.56)	10.34	9.93%	96,649	0.12%	0.95%
Service Class
6/30/25[r]	$8.21	$0.05	$0.37	$0.42	$—	$—	$—	$8.63	5.12% [b]	$173,427	0.39% [a]	1.25% [a]
12/31/24	7.90	0.21	0.30	0.51	(0.20)	—	(0.20)	8.21	6.41%	182,135	0.39%	2.58%
12/31/23	7.95	0.16	0.68	0.84	(0.26)	(0.63)	(0.89)	7.90	11.32%	212,455	0.38%	2.06%
12/31/22	10.64	0.15	(1.69)	(1.54)	(0.35)	(0.80)	(1.15)	7.95	(14.91%)	232,827	0.38%	1.66%
12/31/21	10.22	0.19	0.65	0.84	(0.10)	(0.32)	(0.42)	10.64	8.33%	314,582	0.37%	1.75%
12/31/20	9.84	0.07	0.85	0.92	(0.25)	(0.29)	(0.54)	10.22	9.67%	338,181	0.37%	0.72%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate[x]	19%	14%	14%	21%	28%	43%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
112

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Balanced Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$8.65	$0.06	$0.44	$0.50	$—	$—	$—	$9.15	5.78% [b]	$70,441	0.13%[a]	1.31%[a]
12/31/24	8.22	0.22	0.41	0.63	(0.20)	—	(0.20)	8.65	7.70%	71,830	0.13%	2.57%
12/31/23	8.26	0.17	0.79	0.96	(0.28)	(0.72)	(1.00)	8.22	12.47%	77,063	0.13%	2.10%
12/31/22	10.88	0.16	(1.72)	(1.56)	(0.36)	(0.70)	(1.06)	8.26	(14.73%)	80,987	0.13%	1.76%
12/31/21	10.32	0.20	0.82	1.02	(0.14)	(0.32)	(0.46)	10.88	9.98%	106,757	0.12%	1.88%
12/31/20	9.89	0.09	0.94	1.03	(0.26)	(0.34)	(0.60)	10.32	10.93%	109,924	0.12%	0.97%
Service Class
6/30/25[r]	$8.55	$0.05	$0.43	$0.48	$—	$—	$—	$9.03	5.61% [b]	$211,566	0.38%[a]	1.05%[a]
12/31/24	8.13	0.19	0.41	0.60	(0.18)	—	(0.18)	8.55	7.37%	219,357	0.38%	2.28%
12/31/23	8.17	0.15	0.78	0.93	(0.25)	(0.72)	(0.97)	8.13	12.26%	252,382	0.38%	1.85%
12/31/22	10.77	0.14	(1.71)	(1.57)	(0.33)	(0.70)	(1.03)	8.17	(14.97%)	267,476	0.38%	1.52%
12/31/21	10.22	0.17	0.81	0.98	(0.11)	(0.32)	(0.43)	10.77	9.70%	363,021	0.37%	1.62%
12/31/20	9.80	0.07	0.92	0.99	(0.23)	(0.34)	(0.57)	10.22	10.65%	373,144	0.37%	0.72%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate[x]	18%	14%	12%	16%	25%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
113

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$9.04	$0.05	$0.50	$0.55	$—	$—	$—	$9.59	6.08%[b]	$192,543	0.12% [a]	1.08%[a]
12/31/24	8.48	0.20	0.55	0.75	(0.19)	—	(0.19)	9.04	8.87%	200,430	0.12%	2.24%
12/31/23	8.59	0.16	0.94	1.10	(0.30)	(0.91)	(1.21)	8.48	13.90%	211,139	0.12%	1.88%
12/31/22	11.54	0.16	(1.84)	(1.68)	(0.34)	(0.93)	(1.27)	8.59	(14.97%)	212,502	0.12%	1.64%
12/31/21	10.84	0.18	1.11	1.29	(0.16)	(0.43)	(0.59)	11.54	11.99%	284,654	0.11%	1.60%
12/31/20	10.53	0.10	0.95	1.05	(0.26)	(0.48)	(0.74)	10.84	10.54%	303,037	0.11%	1.04%
Service Class
6/30/25[r]	$8.90	$0.04	$0.49	$0.53	$—	$—	$—	$9.43	5.96% [b]	$763,652	0.37% [a]	0.82%[a]
12/31/24	8.35	0.17	0.55	0.72	(0.17)	—	(0.17)	8.90	8.58%	802,890	0.37%	1.93%
12/31/23	8.47	0.14	0.93	1.07	(0.28)	(0.91)	(1.19)	8.35	13.62%	955,873	0.37%	1.60%
12/31/22	11.38	0.13	(1.80)	(1.67)	(0.31)	(0.93)	(1.24)	8.47	(15.12%)	1,044,314	0.37%	1.37%
12/31/21	10.70	0.15	1.09	1.24	(0.13)	(0.43)	(0.56)	11.38	11.67%	1,461,553	0.36%	1.36%
12/31/20	10.41	0.08	0.92	1.00	(0.23)	(0.48)	(0.71)	10.70	10.16%	1,575,805	0.36%	0.76%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate[x]	16%	12%	13%	15%	21%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
114

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$7.87	$0.03	$0.48	$0.51	$—	$—	$—	$8.38	6.48%[b]	$335,396	0.12%[a]	0.71%[a]
12/31/24	7.21	0.14	0.65	0.79	(0.12)	(0.01)	(0.13)	7.87	10.93%	340,085	0.12%	1.76%
12/31/23	7.38	0.11	0.97	1.08	(0.23)	(1.02)	(1.25)	7.21	15.98%	345,439	0.12%	1.52%
12/31/22	10.11	0.11	(1.61)	(1.50)	(0.24)	(0.99)	(1.23)	7.38	(15.30%)	337,615	0.12%	1.35%
12/31/21	9.38	0.14	1.19	1.33	(0.16)	(0.44)	(0.60)	10.11	14.33%	443,650	0.12%	1.36%
12/31/20	9.04	0.09	0.98	1.07	(0.18)	(0.55)	(0.73)	9.38	12.76%	456,817	0.11%	1.07%
Service Class
6/30/25[r]	$7.77	$0.02	$0.47	$0.49	$—	$—	$—	$8.26	6.31%[b]	$566,394	0.37%[a]	0.46%[a]
12/31/24	7.13	0.11	0.64	0.75	(0.10)	(0.01)	(0.11)	7.77	10.50%	570,767	0.37%	1.50%
12/31/23	7.30	0.09	0.97	1.06	(0.21)	(1.02)	(1.23)	7.13	15.83%	604,363	0.37%	1.27%
12/31/22	10.00	0.09	(1.59)	(1.50)	(0.21)	(0.99)	(1.20)	7.30	(15.45%)	583,458	0.37%	1.10%
12/31/21	9.29	0.11	1.17	1.28	(0.13)	(0.44)	(0.57)	10.00	13.93%	763,680	0.37%	1.10%
12/31/20	8.96	0.07	0.97	1.04	(0.16)	(0.55)	(0.71)	9.29	12.47%	788,627	0.36%	0.82%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate[x]	15%	14%	11%	15%	27%	18%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
115

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Aggressive Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$9.12	$0.01	$0.64	$0.65	$—	$—	$—	$9.77	7.13%[b]	$59,769	0.16%[a]	0.30%[a]
12/31/24	8.33	0.11	0.95	1.06	(0.10)	(0.17)	(0.27)	9.12	12.74%	58,693	0.16%	1.21%
12/31/23	8.26	0.09	1.32	1.41	(0.26)	(1.08)	(1.34)	8.33	18.32%	58,623	0.15%	1.09%
12/31/22	11.70	0.10	(1.90)	(1.80)	(0.21)	(1.43)	(1.64)	8.26	(15.90%)	54,729	0.16%	1.02%
12/31/21	10.58	0.12	1.63	1.75	(0.15)	(0.48)	(0.63)	11.70	16.65%	73,193	0.14%	1.05%
12/31/20	10.16	0.10	1.15	1.25	(0.16)	(0.67)	(0.83)	10.58	13.35%	66,655	0.15%	1.08%
Service Class
6/30/25[r]	$8.89	$0.00[d]	$0.62	$0.62	$—	$—	$—	$9.51	6.97%[b]	$64,573	0.41%[a]	0.05%[a]
12/31/24	8.12	0.08	0.94	1.02	(0.08)	(0.17)	(0.25)	8.89	12.54%	63,694	0.41%	0.95%
12/31/23	8.08	0.07	1.29	1.36	(0.24)	(1.08)	(1.32)	8.12	17.97%	70,520	0.40%	0.81%
12/31/22	11.48	0.07	(1.86)	(1.79)	(0.18)	(1.43)	(1.61)	8.08	(16.13%)	68,519	0.41%	0.79%
12/31/21	10.39	0.09	1.60	1.69	(0.12)	(0.48)	(0.60)	11.48	16.40%	95,028	0.39%	0.78%
12/31/20	9.99	0.07	1.13	1.20	(0.13)	(0.67)	(0.80)	10.39	13.08%	93,621	0.40%	0.80%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate[x]	14%	18%	15%	23%	37%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
116

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[u]	Net investment income (loss) to average daily net assets
Service Class I
6/30/25[r]	$16.93	$(0.02)	$1.69	$1.67	$—	$—	$—	$18.60	9.86%[b]	$311,642	0.68%[a]	(0.27%)[a]
12/31/24	13.96	(0.02)	4.23	4.21	—	(1.24)	(1.24)	16.93	31.11%	293,709	0.68%	(0.10%)
12/31/23	12.15	(0.01)	4.29	4.28	(0.21)	(2.26)	(2.47)	13.96	37.96%	247,407	0.68%	(0.08%)
12/31/22	22.52	(0.02)	(6.38)	(6.40)	(0.08)	(3.89)	(3.97)	12.15	(30.29%)	195,283	0.69%	(0.11%)
12/31/21	19.56	(0.05)	4.20	4.15	—	(1.19)	(1.19)	22.52	21.48%	292,504	0.68%	(0.21%)
12/31/20	14.33	(0.02)	7.11	7.09	(0.12)	(1.74)	(1.86)	19.56	51.49%	257,464	0.68%	(0.12%)

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate[x]	7%	9%	11%	10%	13%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
u
The fund does not directly bear expenses of the Master Fund (as defined in Note 1) which are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.

x	Amount does not include the portfolio activity of the Master Fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
117

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML American Funds Core Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Service Class I
6/30/25[r]	$10.87	$0.01	$0.76	$0.77	$—	$—	$—	$11.64	7.08%[b]	$568,108	0.73%[a]	N/A	0.25%[a]
12/31/24	10.06	0.18	1.02	1.20	(0.20)	(0.19)	(0.39)	10.87	11.87%	581,458	0.72%	0.72%[l]	1.64%
12/31/23	10.38	0.17	1.19	1.36	(0.43)	(1.25)	(1.68)	10.06	14.37%	671,962	0.72%	0.72%[l]	1.63%
12/31/22	13.22	0.19	(1.98)	(1.79)	(0.26)	(0.79)	(1.05)	10.38	(13.70%)	704,868	0.72%	0.61%	1.62%
12/31/21	12.16	0.13	1.42	1.55	(0.17)	(0.32)	(0.49)	13.22	12.85%	933,788	0.71%	0.65%	1.00%
12/31/20	11.72	0.12	1.15	1.27	(0.20)	(0.63)	(0.83)	12.16	11.39%	943,728	0.71%	N/A	1.08%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate[x]	9%	10%	8%	19%	11%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
118

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$20.15	$(0.02)	$1.60	$1.58	$—	$—	$21.73	7.84%[b]	$303,709	0.78%[a]	(0.25%)[a]
12/31/24	16.00	(0.04)	5.62	5.58	(1.43)	(1.43)	20.15	35.63%	306,266	0.77%	(0.23%)
12/31/23	10.70	(0.02)	5.32	5.30	—	—	16.00	49.53%	297,761	0.78%	(0.18%)
12/31/22	21.62	(0.04)	(8.02)	(8.06)	(2.86)	(2.86)	10.70	(39.50%)	243,726	0.78%	(0.28%)
12/31/21	20.51	(0.10)	3.48	3.38	(2.27)	(2.27)	21.62	16.34%	425,249	0.77%	(0.44%)
12/31/20	16.49	(0.06)	5.68	5.62	(1.60)	(1.60)	20.51	34.40%	351,504	0.78%	(0.35%)
Service Class
6/30/25[r]	$18.35	$(0.04)	$1.45	$1.41	$—	$—	$19.76	7.68%[b]	$186,920	1.03%[a]	(0.50%)[a]
12/31/24	14.70	(0.08)	5.16	5.08	(1.43)	(1.43)	18.35	35.38%	184,661	1.02%	(0.48%)
12/31/23	9.86	(0.05)	4.89	4.84	—	—	14.70	49.09%	154,963	1.03%	(0.43%)
12/31/22	20.28	(0.07)	(7.49)	(7.56)	(2.86)	(2.86)	9.86	(39.65%)	116,192	1.03%	(0.53%)
12/31/21	19.40	(0.14)	3.29	3.15	(2.27)	(2.27)	20.28	16.08%	203,439	1.02%	(0.69%)
12/31/20	15.71	(0.10)	5.39	5.29	(1.60)	(1.60)	19.40	34.00%	181,728	1.03%	(0.60%)

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	10%	16%	10%	24%	41%	26%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
119

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waiver[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$10.10	$0.10	$0.52	$0.62	$—	$—	$—	$10.72	6.14%[b]	$379,096	0.79%[a]	0.79%[a,l]	2.05%[a]
12/31/24	9.89	0.18	0.98	1.16	(0.22)	(0.73)	(0.95)	10.10	11.67%	256,858	0.79%	0.78%	1.71%
12/31/23	10.10	0.20	0.68	0.88	(0.24)	(0.85)	(1.09)	9.89	9.54%	278,158	0.79%	0.76%	2.01%
12/31/22	12.38	0.22	(0.64)	(0.42)	(0.21)	(1.65)	(1.86)	10.10	(3.57%)	305,370	0.79%	0.76%	1.92%
12/31/21	10.28	0.18	2.43	2.61	(0.27)	(0.24)	(0.51)	12.38	25.58%	368,999	0.78%	0.75%	1.57%
12/31/20	11.18	0.22	(0.22)	0.00[d]	(0.23)	(0.67)	(0.90)	10.28	1.34%	365,382	0.79%	0.76%	2.32%
Service Class
6/30/25[r]	$9.89	$0.09	$0.50	$0.59	$—	$—	$—	$10.48	5.97%[b]	$87,257	1.04%[a]	1.04%[a,l]	1.75%[a]
12/31/24	9.70	0.15	0.97	1.12	(0.20)	(0.73)	(0.93)	9.89	11.41%	67,189	1.04%	1.03%	1.46%
12/31/23	9.92	0.17	0.67	0.84	(0.21)	(0.85)	(1.06)	9.70	9.28%	71,234	1.04%	1.01%	1.77%
12/31/22	12.19	0.19	(0.63)	(0.44)	(0.18)	(1.65)	(1.83)	9.92	(3.82%)	78,419	1.04%	1.01%	1.67%
12/31/21	10.14	0.15	2.39	2.54	(0.25)	(0.24)	(0.49)	12.19	25.18%	88,588	1.03%	1.00%	1.32%
12/31/20	11.03	0.19	(0.20)	(0.01)	(0.21)	(0.67)	(0.88)	10.14	1.17%	82,671	1.04%	1.01%	2.06%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	23%	19%	15%	15%	21%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
120

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
6/30/25[r]	$35.95	$0.16	$1.98	$2.14	$—	$—	$—	$38.09	5.95%[b]	$55,843	0.43%[a]	0.93%[a]
12/31/24	30.08	0.32	6.96	7.28	(0.34)	(1.07)	(1.41)	35.95	24.44%	57,424	0.42%	0.96%
12/31/23	26.73	0.35	6.22	6.57	(0.38)	(2.84)	(3.22)	30.08	25.75%	55,380	0.43%	1.23%
12/31/22	35.26	0.35	(6.73)	(6.38)	(0.31)	(1.84)	(2.15)	26.73	(18.50%)	47,938	0.43%	1.18%
12/31/21	29.07	0.31	7.77	8.08	(0.43)	(1.46)	(1.89)	35.26	28.19%	65,271	0.42%	0.96%
12/31/20	32.46	0.42	4.71	5.13	(0.55)	(7.97)	(8.52)	29.07	18.06%	61,002	0.43%	1.43%
Class II
6/30/25[r]	$35.88	$0.19	$1.98	$2.17	$—	$—	$—	$38.05	6.05%[b]	$267,448	0.28%[a]	1.08%[a]
12/31/24	30.03	0.37	6.94	7.31	(0.39)	(1.07)	(1.46)	35.88	24.59%	265,152	0.27%	1.10%
12/31/23	26.69	0.40	6.21	6.61	(0.43)	(2.84)	(3.27)	30.03	25.93%	229,066	0.28%	1.38%
12/31/22	35.22	0.39	(6.70)	(6.31)	(0.38)	(1.84)	(2.22)	26.69	(18.35%)	191,941	0.28%	1.32%
12/31/21	29.04	0.36	7.76	8.12	(0.48)	(1.46)	(1.94)	35.22	28.37%	299,922	0.27%	1.11%
12/31/20	32.45	0.46	4.71	5.17	(0.61)	(7.97)	(8.58)	29.04	18.21%	239,890	0.28%	1.58%
Class III
6/30/25[r]	$35.79	$0.22	$1.97	$2.19	$—	$—	$—	$37.98	6.12%[b]	$289,850	0.13%[a]	1.23%[a]
12/31/24	29.94	0.42	6.94	7.36	(0.44)	(1.07)	(1.51)	35.79	24.82%	291,824	0.12%	1.26%
12/31/23	26.63	0.44	6.19	6.63	(0.48)	(2.84)	(3.32)	29.94	26.10%	335,587	0.13%	1.53%
12/31/22	35.15	0.44	(6.70)	(6.26)	(0.42)	(1.84)	(2.26)	26.63	(18.23%)	274,717	0.13%	1.48%
12/31/21	28.98	0.41	7.74	8.15	(0.52)	(1.46)	(1.98)	35.15	28.54%	359,612	0.12%	1.26%
12/31/20	32.39	0.50	4.71	5.21	(0.65)	(7.97)	(8.62)	28.98	18.41%	307,589	0.13%	1.72%
Service Class I
6/30/25[r]	$33.85	$0.11	$1.87	$1.98	$—	$—	$—	$35.83	5.85%[b]	$27,315	0.68%[a]	0.68%[a]
12/31/24	28.38	0.22	6.55	6.77	(0.23)	(1.07)	(1.30)	33.85	24.09%	28,455	0.67%	0.71%
12/31/23	25.35	0.27	5.88	6.15	(0.28)	(2.84)	(3.12)	28.38	25.44%	33,270	0.68%	0.97%
12/31/22	33.55	0.26	(6.39)	(6.13)	(0.23)	(1.84)	(2.07)	25.35	(18.69%)	34,664	0.68%	0.92%
12/31/21	27.76	0.22	7.40	7.62	(0.37)	(1.46)	(1.83)	33.55	27.86%	52,483	0.67%	0.71%
12/31/20	31.35	0.33	4.52	4.85	(0.47)	(7.97)	(8.44)	27.76	17.74%	44,361	0.68%	1.18%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	1%	2%	2%	2%	3%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
121

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class II
6/30/25[r]	$7.47	$0.02	$0.24	$0.26	$—	$—	$—	$7.73	3.48%[b]	$224,004	0.89%[a]	0.57%[a]
12/31/24	7.16	0.06	0.68	0.74	(0.08)	(0.35)	(0.43)	7.47	10.09%	237,220	0.88%	0.75%
12/31/23	7.24	0.07	0.59	0.66	(0.07)	(0.67)	(0.74)	7.16	9.88%	266,763	0.87%	0.93%
12/31/22	8.30	0.06	(0.45)	(0.39)	(0.07)	(0.60)	(0.67)	7.24	(4.69%)	288,336	0.86%	0.85%
12/31/21	7.25	0.07	1.51	1.58	(0.08)	(0.45)	(0.53)	8.30	22.25%	338,277	0.87%	0.89%
12/31/20	6.77	0.07	0.76	0.83	(0.05)	(0.30)	(0.35)	7.25	12.76%	277,370	0.87%	1.10%
Service Class I
6/30/25[r]	$7.07	$0.01	$0.24	$0.25	$—	$—	$—	$7.32	3.54%[b]	$20,215	1.14%[a]	0.32%[a]
12/31/24	6.80	0.04	0.64	0.68	(0.06)	(0.35)	(0.41)	7.07	9.78%	21,297	1.13%	0.50%
12/31/23	6.91	0.05	0.57	0.62	(0.06)	(0.67)	(0.73)	6.80	9.69%	22,935	1.12%	0.68%
12/31/22	7.96	0.04	(0.44)	(0.40)	(0.05)	(0.60)	(0.65)	6.91	(5.02%)	22,509	1.12%	0.60%
12/31/21	6.98	0.05	1.45	1.50	(0.07)	(0.45)	(0.52)	7.96	21.88%	22,988	1.12%	0.64%
12/31/20	6.53	0.05	0.74	0.79	(0.04)	(0.30)	(0.34)	6.98	12.54%	19,686	1.12%	0.85%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	24%	44%	15%	24%	34%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
122

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$9.57	$0.17	$1.82	$1.99	$—	$—	$—	$11.56	20.79%[b]	$162,291	0.92%[a]	N/A	3.24%[a]
12/31/24	9.53	0.21	0.14	0.35	(0.31)	—	(0.31)	9.57	3.46%	153,983	0.96%	0.96%[k]	2.16%
12/31/23	8.32	0.20	1.14	1.34	(0.13)	—	(0.13)	9.53	16.22%	170,360	0.95%	0.94%	2.22%
12/31/22	11.04	0.22	(1.88)	(1.66)	(0.37)	(0.69)	(1.06)	8.32	(14.58%)	175,988	0.95%	0.93%	2.40%
12/31/21	10.02	0.22	1.09	1.31	(0.29)	—	(0.29)	11.04	13.04%	237,547	0.94%	0.92%	1.99%
12/31/20	10.10	0.14	0.37	0.51	(0.27)	(0.32)	(0.59)	10.02	5.93%	266,506	0.92%	0.88%	1.61%
Service Class
6/30/25[r]	$9.50	$0.16	$1.80	$1.96	$—	$—	$—	$11.46	20.63%[b]	$9,595	1.17%[a]	N/A	3.02%[a]
12/31/24	9.47	0.19	0.12	0.31	(0.28)	—	(0.28)	9.50	3.12%	8,671	1.21%	1.21%[k]	1.91%
12/31/23	8.27	0.18	1.13	1.31	(0.11)	—	(0.11)	9.47	15.97%	9,250	1.20%	1.19%	1.98%
12/31/22	10.98	0.19	(1.87)	(1.68)	(0.34)	(0.69)	(1.03)	8.27	(14.87%)	8,819	1.20%	1.19%	2.06%
12/31/21	9.95	0.19	1.10	1.29	(0.26)	—	(0.26)	10.98	12.95%	8,063	1.19%	1.17%	1.72%
12/31/20	10.04	0.12	0.36	0.48	(0.25)	(0.32)	(0.57)	9.95	5.57%	8,323	1.17%	1.13%	1.36%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	6%	12%	14%	10%	16%	106%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
123

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Fundamental Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/25[r]	$11.49	$0.02	$0.82	$0.84	$—	$—	$—	$12.33	$7.31%[b]	$110,560	0.81%[a]	N/A	0.44%[a]
12/31/24	10.19	0.06	2.32	2.38	(0.09)	(0.99)	(1.08)	11.49	23.71%	112,239	0.81%	N/A	0.51%
12/31/23	8.36	0.07	1.85	1.92	(0.09)	—	(0.09)	10.19	23.00%	119,336	0.81%	N/A	0.71%
12/31/22	12.55	0.07	(2.50)	(2.43)	(0.06)	(1.70)	(1.76)	8.36	(20.24%)	147,522	0.81%	N/A	0.75%
12/31/21	10.73	0.09	2.81	2.90	(0.06)	(1.02)	(1.08)	12.55	27.67%	220,586	0.81%	N/A	0.77%
12/31/20	10.02	0.07	1.85	1.92	(0.00)[d]	(1.21)	(1.21)	10.73	20.02%	161,496	0.82%	0.82%[k]	0.73%
Service Class I
6/30/25[r]	$10.82	$0.01	$0.77	$0.78	$—	$—	$—	11.60	7.21%[b]	$27,780	1.06%[a]	N/A	0.19%[a]
12/31/24	9.66	0.03	2.19	2.22	(0.07)	(0.99)	(1.06)	10.82	23.36%	26,129	1.06%	N/A	0.26%
12/31/23	7.93	0.04	1.76	1.80	(0.07)	—	(0.07)	9.66	22.76%	22,506	1.06%	N/A	0.46%
12/31/22	12.01	0.05	(2.39)	(2.34)	(0.04)	(1.70)	(1.74)	7.93	(20.44%)	19,691	1.06%	N/A	0.50%
12/31/21	10.31	0.06	2.70	2.76	(0.04)	(1.02)	(1.06)	12.01	27.38%	25,154	1.06%	N/A	0.52%
12/31/20	9.70	0.05	1.77	1.82	—	(1.21)	(1.21)	10.31	19.59%	19,931	1.08%	1.07%	0.48%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	25%	40%	61%	56%	56%	113%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
124

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
6/30/25[r]	$4.21	$0.02	$0.58	$0.60	$—	$—	$—	$4.81	14.25%[b]	$189,540	0.81%[a]	0.81%[a,l]	0.76%[a]
12/31/24	4.25	0.03	0.22	0.25	(0.05)	(0.24)	(0.29)	4.21	5.60%	86,182	0.87%	N/A	0.80%
12/31/23	4.00	0.04	0.52	0.56	(0.04)	(0.27)	(0.31)	4.25	14.51%	93,239	0.83%	N/A	0.99%
12/31/22	14.85	0.06	(2.61)	(2.55)	(0.19)	(8.11)	(8.30)	4.00	(17.78%)	103,424	0.85%	N/A	0.80%
12/31/21	13.96	0.09	2.30	2.39	(0.14)	(1.36)	(1.50)	14.85	17.32%	151,785	0.80%	N/A	0.61%
12/31/20	12.86	0.11	1.61	1.72	(0.14)	(0.48)	(0.62)	13.96	14.02%	361,660	0.80%	N/A	0.88%
Class II
6/30/25[r]	$4.59	$0.01	$0.65	$0.66	$—	$—	$—	$5.25	14.38%[b]	$112,179	0.80%[a]	0.80%[a,l]	0.60%[a]
12/31/24	4.61	0.04	0.23	0.27	(0.05)	(0.24)	(0.29)	4.59	5.59%	14,337	0.87%	N/A	0.81%
12/31/23	4.32	0.04	0.56	0.60	(0.04)	(0.27)	(0.31)	4.61	14.37%	15,621	0.83%	N/A	0.99%
12/31/22	15.27	0.06	(2.68)	(2.62)	(0.22)	(8.11)	(8.33)	4.32	(17.71%)	15,307	0.85%	N/A	0.81%
12/31/21	14.31	0.09	2.37	2.46	(0.14)	(1.36)	(1.50)	15.27	17.42%	20,021	0.80%	N/A	0.57%
12/31/20	13.17	0.11	1.64	1.75	(0.13)	(0.48)	(0.61)	14.31	13.96%	18,461	0.80%	N/A	0.86%
Service Class I
6/30/25[r]	$3.95	$0.01	$0.54	$0.55	$—	$—	$—	$4.50	13.92%[b]	$75,088	1.05%[a]	1.05%[a,l]	0.45%[a]
12/31/24	4.00	0.02	0.21	0.23	(0.04)	(0.24)	(0.28)	3.95	5.46%	20,580	1.12%	N/A	0.55%
12/31/23	3.79	0.03	0.48	0.51	(0.03)	(0.27)	(0.30)	4.00	14.08%	21,662	1.08%	N/A	0.74%
12/31/22	14.62	0.04	(2.58)	(2.54)	(0.18)	(8.11)	(8.29)	3.79	(18.00%)	19,731	1.10%	N/A	0.54%
12/31/21	13.76	0.05	2.28	2.33	(0.11)	(1.36)	(1.47)	14.62	17.16%	19,585	1.05%	N/A	0.32%
12/31/20	12.69	0.07	1.59	1.66	(0.11)	(0.48)	(0.59)	13.76	13.70%	18,086	1.05%	N/A	0.60%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	62%	19%	10%	14%	9%	13%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
125

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$9.83	$0.09	$0.39	$0.48	$—	$—	$—	$10.31	4.88%[b]	$102,468	0.72%[a]	1.92%[a]
12/31/24	10.06	0.17	1.32	1.49	(0.24)	(1.48)	(1.72)	9.83	14.90%	106,081	0.73%	1.59%
12/31/23	10.82	0.19	0.67	0.86	(0.23)	(1.39)	(1.62)	10.06	9.19%	127,837	0.71%	1.80%
12/31/22	12.41	0.18	(0.25)	(0.07)	(0.18)	(1.34)	(1.52)	10.82	(0.31%)	188,904	0.70%	1.59%
12/31/21	10.00	0.15	2.47	2.62	(0.21)	—	(0.21)	12.41	26.27%	221,734	0.69%	1.29%
12/31/20	9.94	0.15	0.12aa	0.27	(0.18)	(0.03)	(0.21)	10.00	3.03%	241,441	0.70%	1.75%
Service Class
6/30/25[r]	$9.57	$0.08	$0.37	$0.45	$—	$—	$—	$10.02	4.70%[b]	$29,036	0.97%[a]	1.67%[a]
12/31/24	9.84	0.14	1.28	1.42	(0.21)	(1.48)	(1.69)	9.57	14.55%	29,236	0.98%	1.35%
12/31/23	10.61	0.16	0.66	0.82	(0.20)	(1.39)	(1.59)	9.84	8.98%	28,234	0.96%	1.59%
12/31/22	12.20	0.15	(0.25)	(0.10)	(0.15)	(1.34)	(1.49)	10.61	(0.59%)	28,427	0.95%	1.35%
12/31/21	9.84	0.12	2.43	2.55	(0.19)	—	(0.19)	12.20	25.94%	31,557	0.94%	1.07%
12/31/20	9.78	0.13	0.11aa	0.24	(0.15)	(0.03)	(0.18)	9.84	2.79%	26,998	0.95%	1.50%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	16%	29%	26%	21%	28%	49%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
126

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/25[r]	$10.20	$0.16	$1.76	$1.92	$—	$—	$—	$12.12	18.82%[b]	$231,620	1.01%[a]	0.91%[a,l]	2.86%[a]
12/31/24	10.27	0.16	(0.06)	0.10	(0.17)	—	(0.17)	10.20	0.84%	213,641	1.06%	0.96%	1.48%
12/31/23	8.78	0.15	1.47	1.62	(0.13)	—	(0.13)	10.27	18.51%	239,571	1.05%	0.95%	1.56%
12/31/22	11.08	0.13	(1.83)	(1.70)	(0.11)	(0.49)	(0.60)	8.78	(15.10%)	204,861	1.08%	0.98%	1.39%
12/31/21	9.98	0.14	1.03	1.17	(0.07)	—	(0.07)	11.08	11.77%	249,038	1.05%	0.97%	1.32%
12/31/20	10.10	0.03	0.38	0.41	(0.28)	(0.25)	(0.53)	9.98	5.37%	159,694	1.07%	1.00%	0.39%
Service Class I
6/30/25[r]	$10.08	$0.17	$1.71	$1.88	$—	$—	$—	$11.96	18.65%[b]	$21,702	1.26%[a]	1.16%[a,l]	3.00%[a]
12/31/24	10.15	0.13	(0.05)	0.08	(0.15)	—	(0.15)	10.08	0.66%	9,913	1.31%	1.21%	1.21%
12/31/23	8.68	0.12	1.46	1.58	(0.11)	—	(0.11)	10.15	18.27%	9,967	1.30%	1.20%	1.28%
12/31/22	10.96	0.10	(1.81)	(1.71)	(0.08)	(0.49)	(0.57)	8.68	(15.35%)	8,051	1.33%	1.23%	1.12%
12/31/21	9.88	0.12	1.02	1.14	(0.06)	—	(0.06)	10.96	11.49%	8,452	1.29%	1.22%	1.09%
12/31/20	10.01	0.01	0.37	0.38	(0.26)	(0.25)	(0.51)	9.88	5.07%	7,021	1.32%	1.25%	0.10%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	18%	19%	23%	19%	75%	49%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
127

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waiversj,[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$17.20	$(0.01)	$1.32	$1.31	$—	$—	$—	$18.51	7.62%[b]	$173,189	0.70%[a]	0.70%[a,k]	(0.08%)[a]
12/31/24	13.90	(0.03)	4.60	4.57	—	(1.27)	(1.27)	17.20	34.09%	175,412	0.70%	N/A	(0.17%)
12/31/23	9.81	(0.02)	4.99	4.97	—	(0.88)	(0.88)	13.90	51.71%	180,077	0.69%	N/A	(0.20%)
12/31/22	15.04	(0.01)	(4.04)	(4.05)	—	(1.18)	(1.18)	9.81	(27.55%)	132,218	0.72%	N/A	(0.12%)
12/31/21	13.98	(0.01)	2.59	2.58	(0.01)	(1.51)	(1.52)	15.04	18.41%	196,928	0.70%	N/A	(0.10%)
12/31/20	11.09	0.01	3.49	3.50	(0.04)	(0.57)	(0.61)	13.98	31.78%	120,464	0.72%	N/A	0.10%
Service Class
6/30/25[r]	$16.02	$(0.03)	$1.22	$1.19	$—	$—	$—	$17.21	7.43%[b]	$45,176	0.95%[a]	0.95%[a,k]	(0.33%)[a]
12/31/24	13.05	(0.06)	4.30	4.24	—	(1.27)	(1.27)	16.02	33.77%	39,875	0.95%	N/A	(0.43%)
12/31/23	9.27	(0.05)	4.71	4.66	—	(0.88)	(0.88)	13.05	51.37%	28,785	0.94%	N/A	(0.45%)
12/31/22	14.33	(0.04)	(3.84)	(3.88)	—	(1.18)	(1.18)	9.27	(27.73%)	17,968	0.98%	N/A	(0.37%)
12/31/21	13.41	(0.05)	2.48	2.43	—	(1.51)	(1.51)	14.33	18.08%	25,902	0.95%	N/A	(0.33%)
12/31/20	10.66	(0.02)bb	3.36	3.34	(0.02)	(0.57)	(0.59)	13.41	31.53%	22,226	0.97%	N/A	(0.15%)

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	2%	14%	8%	25%	21%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
128

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$13.51	$0.03	$0.39	$0.42	$—	$—	$—	$13.93	3.08%[b]	$79,114	0.86%[a]	0.52%[a]
12/31/24	12.23	0.03	1.76	1.79	(0.08)	(0.43)	(0.51)	13.51	14.85%	81,661	1.18%	0.21%
12/31/23	13.33	0.08	1.52	1.60	(0.08)	(2.62)	(2.70)	12.23	12.87%	80,913	1.06%	0.61%
12/31/22	15.23	0.07	(1.90)	(1.83)	(0.07)	—	(0.07)	13.33	(12.05%)	83,308	1.08%	0.50%
12/31/21	13.78	0.06	1.53	1.59	(0.14)	—	(0.14)	15.23	11.54%	114,646	0.99%	0.39%
12/31/20	13.10	0.10	0.76	0.86	(0.18)	—	(0.18)	13.78	6.68%	116,694	1.06%	0.78%
Service Class
6/30/25[r]	$13.40	$0.02	$0.37	$0.39	$—	$—	$—	$13.79	2.95%[b]	$15,192	1.11%[a]	0.27%[a]
12/31/24	12.12	(0.01)bb	1.77	1.76	(0.05)	(0.43)	(0.48)	13.40	14.56%	16,685	1.43%	(0.04%)
12/31/23	13.22	0.05	1.51	1.56	(0.04)	(2.62)	(2.66)	12.12	12.59%	17,363	1.31%	0.36%
12/31/22	15.10	0.03	(1.88)	(1.85)	(0.03)	—	(0.03)	13.22	(12.27%)	19,280	1.34%	0.25%
12/31/21	13.67	0.02	1.52	1.54	(0.11)	—	(0.11)	15.10	11.26%	25,982	1.24%	0.14%
12/31/20	12.99	0.07	0.76	0.83	(0.15)	—	(0.15)	13.67	6.42%	26,901	1.31%	0.53%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	1%	6%	2%	8%	5%	20%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
129

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$11.33	$(0.01)	$0.20	$0.19	$—	$—	$—	$11.52	1.68%[b]	$228,156	0.82%[a]	(0.19%)[a]
12/31/24	10.78	(0.03)	1.21	1.18	—	(0.63)	(0.63)	11.33	11.16%	243,733	0.83%	(0.26%)
12/31/23	8.79	(0.01)	2.00	1.99	—	—	—	10.78	22.64%	251,300	0.82%	(0.15%)
12/31/22	16.52	(0.03)	(3.89)	(3.92)	—	(3.81)	(3.81)	8.79	(25.11%)	229,303	0.82%	(0.23%)
12/31/21	18.10	(0.07)	2.48	2.41	—	(3.99)	(3.99)	16.52	13.21%	343,781	0.80%	(0.38%)
12/31/20	15.88	(0.03)	3.83	3.80	(0.01)	(1.57)	(1.58)	18.10	25.57%	434,830	0.81%	(0.19%)
Service Class
6/30/25[r]	$10.03	$(0.02)	$0.18	$0.16	$—	$—	$—	$10.19	1.60%[b]	$73,746	1.07%[a]	(0.44%)[a]
12/31/24	9.64	(0.05)	1.07	1.02	—	(0.63)	(0.63)	10.03	10.82%	80,946	1.08%	(0.51%)
12/31/23	7.88	(0.03)	1.79	1.76	—	—	—	9.64	22.34%	87,772	1.07%	(0.40%)
12/31/22	15.34	(0.05)	(3.60)	(3.65)	—	(3.81)	(3.81)	7.88	(25.31%)	81,012	1.07%	(0.47%)
12/31/21	17.09	(0.11)	2.35	2.24	—	(3.99)	(3.99)	15.34	12.99%	118,139	1.05%	(0.63%)
12/31/20	15.10	(0.06)	3.62	3.56	—	(1.57)	(1.57)	17.09	25.25%	117,808	1.06%	(0.44%)

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	39%	44%	39%	32%	33%	66%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
130

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$8.12	$0.08	$0.13	$0.21	$—	$—	$—	$8.33	2.59%[b]	$196,198	0.89%[a]	2.06%[a]
12/31/24	7.90	0.15	0.53	0.68	(0.15)	(0.31)	(0.46)	8.12	8.53%	207,331	0.89%	1.86%
12/31/23	9.17	0.16	0.27	0.43	(0.24)	(1.46)	(1.70)	7.90	5.97%	223,312	0.89%	1.88%
12/31/22	12.58	0.19	(0.38)	(0.19)	(0.26)	(2.96)	(3.22)	9.17	(1.33%)	247,316	0.90%	1.76%
12/31/21	10.59	0.17	2.28	2.45	(0.18)	(0.28)	(0.46)	12.58	23.31%	295,384	0.88%	1.39%
12/31/20	10.60	0.15	0.01	0.16	(0.17)	—	(0.17)	10.59	1.71%	348,614	0.89%	1.62%
Service Class
6/30/25[r]	$7.83	$0.07	$0.12	$0.19	$—	$—	$—	$8.02	2.43%[b]	$41,555	1.14%[a]	1.81%[a]
12/31/24	7.63	0.13	0.51	0.64	(0.13)	(0.31)	(0.44)	7.83	8.29%	43,930	1.14%	1.61%
12/31/23	8.91	0.14	0.26	0.40	(0.22)	(1.46)	(1.68)	7.63	5.70%	46,075	1.14%	1.63%
12/31/22	12.31	0.16	(0.37)	(0.21)	(0.23)	(2.96)	(3.19)	8.91	(1.56%)	50,294	1.15%	1.52%
12/31/21	10.38	0.14	2.22	2.36	(0.15)	(0.28)	(0.43)	12.31	22.95%	55,704	1.13%	1.16%
12/31/20	10.39	0.13	0.00[d]	0.13	(0.14)	—	(0.14)	10.38	1.48%	51,269	1.14%	1.37%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	38%	53%	44%	70%	46%	74%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
131

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$10.85	$(0.01)	$(0.33)	$(0.34)	$—	$—	$—	$10.51	(3.15%)[b]	$114,742	1.11%[a]	1.08%[a]	(0.18%)[a]
12/31/24	9.84	(0.01)	1.03	1.02	(0.01)	—	(0.01)	10.85	10.29%	123,205	1.11%	1.08%	(0.05%)
12/31/23	8.42	0.01	1.41	1.42	—	—	—	9.84	16.84%	126,158	1.11%	1.08%	0.13%
12/31/22	15.26	(0.01)	(3.26)	(3.27)	—	(3.57)	(3.57)	8.42	(23.15%)	116,615	1.13%	1.10%	(0.07%)
12/31/21	16.86	(0.09)	1.31	1.22	—	(2.82)	(2.82)	15.26	7.31%	165,781	1.10%	1.07%	(0.50%)
12/31/20	14.13	(0.04)	4.55	4.51	—	(1.78)	(1.78)	16.86	35.62%	180,047	1.11%	1.08%	(0.27%)
Service Class
6/30/25[r]	$9.27	$(0.02)	$(0.29)	$(0.31)	$—	$—	$—	$8.96	(3.27%)[b]	$23,135	1.36%[a]	1.33%[a]	(0.43%)[a]
12/31/24	8.42	(0.03)	0.88	0.85	—	—	—	9.27	10.01%	25,394	1.36%	1.33%	(0.30%)
12/31/23	7.23	(0.01)bb	1.20	1.19	—	—	—	8.42	16.55%	25,011	1.36%	1.33%	(0.12%)
12/31/22	13.73	(0.03)	(2.90)	(2.93)	—	(3.57)	(3.57)	7.23	(23.35%)	22,650	1.38%	1.35%	(0.32%)
12/31/21	15.48	(0.11)	1.18	1.07	—	(2.82)	(2.82)	13.73	7.04%	32,665	1.35%	1.32%	(0.75%)
12/31/20	13.14	(0.06)	4.18	4.12	—	(1.78)	(1.78)	15.48	35.29%	31,165	1.36%	1.33%	(0.52%)

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	29%	46%	39%	68%	73%	79%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
132

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/25[r]	$9.02	$0.06	$(0.66)	$(0.60)	$—	$—	$—	$8.42	(6.65%)[b]	$36,263	1.07%[a]	0.99%[a]	1.31%[a]
12/31/24	8.52	0.11	0.50	0.61	(0.11)	—	(0.11)	9.02	7.18%	42,682	1.10%	0.97%	1.25%
12/31/23	7.43	0.09	1.10	1.19	(0.08)	(0.02)	(0.10)	8.52	16.14%	49,994	1.07%	0.92%	1.20%
12/31/22	17.91	0.10	(2.20)	(2.10)	(0.03)	(8.35)	(8.38)	7.43	(14.78%)	51,032	1.08%	0.93%	0.87%
12/31/21	15.25	0.03	3.77	3.80	(0.06)	(1.08)	(1.14)	17.91	25.47%	67,627	1.05%	0.98%	0.16%
12/31/20	14.75	0.04	1.15	1.19	(0.03)	(0.66)	(0.69)	15.25	9.16%	65,955	1.06%	1.01%	0.33%
Service Class I
6/30/25[r]	$8.22	$0.04	$(0.60)	$(0.56)	$—	$—	$—	$7.66	(6.81%)[b]	$19,671	1.32%[a]	1.24%[a]	1.07%[a]
12/31/24	7.77	0.08	0.46	0.54	(0.09)	—	(0.09)	8.22	6.97%	22,292	1.35%	1.22%	1.00%
12/31/23	6.78	0.07	1.00	1.07	(0.06)	(0.02)	(0.08)	7.77	15.92%	25,335	1.32%	1.17%	0.95%
12/31/22	17.15	0.07	(2.09)	(2.02)	—	(8.35)	(8.35)	6.78	(15.06%)	24,640	1.33%	1.18%	0.63%
12/31/21	14.66	(0.01)bb	3.61	3.60	(0.03)	(1.08)	(1.11)	17.15	25.12%	30,943	1.30%	1.23%	(0.08%)
12/31/20	14.21	0.01	1.11	1.12	(0.01)	(0.66)	(0.67)	14.66	8.92%	26,467	1.31%	1.26%	0.07%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	17%	39%	44%	42%	127%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
133

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$9.20	$0.04	$(0.21)	$(0.17)	$—	$—	$—	$9.03	(1.85%)[b]	$100,258	0.83%[a]	0.97%[a]
12/31/24	8.97	0.08	0.84	0.92	(0.08)	(0.61)	(0.69)	9.20	10.29%	106,271	0.83%	0.84%
12/31/23	8.88	0.08	1.30	1.38	(0.10)	(1.19)	(1.29)	8.97	17.12%	112,463	0.82%	0.90%
12/31/22	14.72	0.12	(2.23)	(2.11)	(0.16)	(3.57)	(3.73)	8.88	(15.69%)	109,598	0.83%	1.06%
12/31/21	10.94	0.13	3.79	3.92	(0.14)	—	(0.14)	14.72	35.94%	149,280	0.81%	0.99%
12/31/20	11.06	0.09	0.30	0.39	(0.10)	(0.41)	(0.51)	10.94	4.65%	164,145	0.81%	0.98%
Service Class
6/30/25[r]	$8.98	$0.03	$(0.20)	$(0.17)	$—	$—	$—	$8.81	(1.89%)[b]	$21,391	1.08%[a]	0.73%[a]
12/31/24	8.78	0.05	0.82	0.87	(0.06)	(0.61)	(0.67)	8.98	9.89%	22,559	1.08%	0.59%
12/31/23	8.71	0.06	1.28	1.34	(0.08)	(1.19)	(1.27)	8.78	16.89%	24,607	1.07%	0.65%
12/31/22	14.51	0.09	(2.19)	(2.10)	(0.13)	(3.57)	(3.70)	8.71	(15.89%)	23,434	1.08%	0.81%
12/31/21	10.79	0.10	3.74	3.84	(0.12)	—	(0.12)	14.51	35.64%	29,951	1.06%	0.77%
12/31/20	10.92	0.07	0.28	0.35	(0.07)	(0.41)	(0.48)	10.79	4.32%	22,302	1.06%	0.73%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	37%	55%	49%	42%	50%	60%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
134

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Sustainable Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$16.65	$0.06	$0.38	$0.44	$—	$—	$—	$17.09	2.64%[b]	$87,829	0.56%[a]	0.70%[a]
12/31/24	14.72	0.13	2.78	2.91	(0.17)	(0.81)	(0.98)	16.65	19.94%	93,268	0.57%	0.78%
12/31/23	17.25	0.18	3.46	3.64	(0.19)	(5.98)	(6.17)	14.72	24.51%	91,796	0.56%	1.09%
12/31/22	24.54	0.18	(4.18)	(4.00)	(0.20)	(3.09)	(3.29)	17.25	(17.01%)	83,958	0.57%	0.90%
12/31/21	20.53	0.17	5.35	5.52	(0.20)	(1.31)	(1.51)	24.54	27.14%	112,894	0.56%	0.74%
12/31/20	19.43	0.19	2.50	2.69	(0.18)	(1.41)	(1.59)	20.53	14.51%	105,573	0.57%	1.03%
Service Class
6/30/25[r]	$16.33	$0.04	$0.37	$0.41	$—	$—	$—	$16.74	2.51%[b]	$49,310	0.81%[a]	0.45%[a]
12/31/24	14.46	0.08	2.73	2.81	(0.13)	(0.81)	(0.94)	16.33	19.60%	51,143	0.82%	0.53%
12/31/23	17.03	0.14	3.40	3.54	(0.13)	(5.98)	(6.11)	14.46	24.20%	50,474	0.81%	0.84%
12/31/22	24.26	0.13	(4.12)	(3.99)	(0.15)	(3.09)	(3.24)	17.03	(17.20%)	46,580	0.82%	0.66%
12/31/21	20.33	0.10	5.29	5.39	(0.15)	(1.31)	(1.46)	24.26	26.78%	60,966	0.81%	0.44%
12/31/20	19.26	0.14	2.47	2.61	(0.13)	(1.41)	(1.54)	20.33	14.24%	49,786	0.82%	0.78%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	16%	29%	29%	81%	12%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
135

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/25[r]	$8.73	$0.18	$0.20	$0.38	$—	$—	$—	$9.11	4.35%[b]	$339,155	0.60%[a]	N/A	3.98%[a]
12/31/24	9.03	0.35	(0.30)	0.05	(0.35)	—	(0.35)	8.73	0.47%	264,460	0.63%	N/A	3.93%
12/31/23	8.78	0.34	0.13	0.47	(0.22)	—	(0.22)	9.03	5.45%	294,153	0.63%	N/A	3.82%
12/31/22	10.47	0.22	(1.75)	(1.53)	(0.16)	—	(0.16)	8.78	(14.70%)	256,760	0.64%	N/A	2.37%
12/31/21	11.28	0.12	(0.25)	(0.13)	(0.20)	(0.48)	(0.68)	10.47	(1.19%)	354,653	0.61%	N/A	1.12%
12/31/20	10.74	0.20	0.74	0.94	(0.35)	(0.05)	(0.40)	11.28	8.79%	288,005	0.62%	0.61%	1.77%
Service Class I
6/30/25[r]	$8.61	$0.16	$0.20	$0.36	$—	$—	$—	$8.97	4.18%[b]	$43,264	0.85%[a]	N/A	3.72%[a]
12/31/24	8.91	0.32	(0.29)	0.03	(0.33)	—	(0.33)	8.61	0.26%	41,653	0.88%	N/A	3.68%
12/31/23	8.66	0.31	0.13	0.44	(0.19)	—	(0.19)	8.91	5.20%	38,390	0.88%	N/A	3.56%
12/31/22	10.32	0.20	(1.73)	(1.53)	(0.13)	—	(0.13)	8.66	(14.90%)	37,985	0.89%	N/A	2.13%
12/31/21	11.14	0.09	(0.25)	(0.16)	(0.18)	(0.48)	(0.66)	10.32	(1.51%)	50,391	0.86%	N/A	0.87%
12/31/20	10.62	0.16	0.75	0.91	(0.34)	(0.05)	(0.39)	11.14	8.60%	51,252	0.87%	0.86%	1.47%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	276%[t]	514%[t]	492%	417%	441%	328%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
t	Portfolio turnover rate excluding TBA transactions for the period ended June 30, 2025 was 224% and for the fiscal year ended December 31, 2024 was 380%.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
136

Notes to Financial Statements (Unaudited)

1.	The Funds
MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML Conservative Allocation Fund (“Conservative Allocation Fund”)
MML Balanced Allocation Fund (“Balanced Allocation Fund”)
MML Moderate Allocation Fund (“Moderate Allocation Fund”)
MML Growth Allocation Fund (“Growth Allocation Fund”)
MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)
MML American Funds Growth Fund
MML American Funds Core Allocation Fund
MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MML Equity Income Fund (“Equity Income Fund”)
MML Equity Index Fund (“Equity Index Fund”)
MML Focused Equity Fund (“Focused Equity Fund”)
MML Foreign Fund (“Foreign Fund”)
MML Fundamental Equity Fund (“Fundamental Equity Fund”)
MML Global Fund (“Global Fund”)
MML Income & Growth Fund (“Income & Growth Fund”)
MML International Equity Fund (“International Equity Fund”)
MML Large Cap Growth Fund (“Large Cap Growth Fund”)
MML Managed Volatility Fund (“Managed Volatility Fund”)
MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MML Mid Cap Value Fund (“Mid Cap Value Fund”)
MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MML Small Company Value Fund (“Small Company Value Fund”)
MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)
MML Sustainable Equity Fund (“Sustainable Equity Fund”)
MML Total Return Bond Fund (“Total Return Bond Fund”)
The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MML Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable MML Underlying Funds that are not Funds of the Trust are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.
MML American Funds Growth Fund (the “Feeder Fund”) invests all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (the “Master Fund”). The Master Fund is an open-end investment company and organized as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master

137

Notes to Financial Statements (Unaudited) (Continued)
Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Summary Investment Portfolio, are provided separately and should be read in conjunction with the Feeder Fund’s financial statements. As of June 30, 2025, the MML American Funds Growth Fund owned 0.61% of the Master Fund. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”). The SEC file number for the American Funds Insurance Series is 811-03857. Additional information related to the Master Fund’s and American Underlying Funds’ financial reports can be located on the SEC’s EDGAR database on its website at http://www.sec.gov.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Advisers acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.
The net asset value of each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

138

Notes to Financial Statements (Unaudited) (Continued)
The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds and certain Underlying Funds or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

139

Notes to Financial Statements (Unaudited) (Continued)
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

140

Notes to Financial Statements (Unaudited) (Continued)
The Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of June 30, 2025. The Focused Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2025. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The following is the aggregate value by input level, as of June 30, 2025, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$487,109,119	$959,957	$—	$488,069,076
Corporate Debt	—	1,155,925	—	1,155,925
Short-Term Investments	115	2,537,487	—	2,537,602
Total Investments	$487,109,234	$4,653,369	$—	$491,762,603
Equity Income Fund
Asset Investments
Common Stock	$436,159,330	$17,895,635*	$—	$454,054,965
Preferred Stock	2,978,284	—	—	2,978,284
Short-Term Investments	3,407,628	3,804,512	—	7,212,140
Total Investments	$442,545,242	$21,700,147	$—	$464,245,389
Equity Index Fund
Asset Investments
Common Stock	$635,920,809	$—	$—	$635,920,809
Short-Term Investments	74,048	4,487,725	—	4,561,773
Total Investments	$635,994,857	$4,487,725	$—	$640,482,582
Asset Derivatives
Futures Contracts	$155,782	$—	$—	$155,782
Foreign Fund
Asset Investments
Common Stock*
Australia	$—	$6,546,123	$—	$6,546,123
Belgium	—	3,947,989	—	3,947,989
Canada	1,944,602	—	—	1,944,602
China	—	1,887,770	—	1,887,770
Denmark	—	831,395	—	831,395
France	—	18,750,571	—	18,750,571
Germany	—	21,453,684	—	21,453,684
Hong Kong	—	3,236,737	—	3,236,737
Ireland	2,503,800	2,215,506	—	4,719,306
Israel	1,836,375	—	—	1,836,375
Italy	—	1,295,558	—	1,295,558
Japan	—	34,751,315	—	34,751,315
Luxembourg	—	3,299,318	—	3,299,318
Netherlands	—	6,722,331	—	6,722,331
Norway	—	3,730,363	—	3,730,363
Republic of Korea	—	1,791,119	—	1,791,119

141

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Foreign Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Singapore	$—	$2,813,186	$—	$2,813,186
Sweden	—	4,250,654	—	4,250,654
Switzerland	—	3,019,370	—	3,019,370
United Kingdom	—	23,256,278	—	23,256,278
United States	3,782,604	16,811,725	—	20,594,329
Preferred Stock*
Germany	—	1,114,997	—	1,114,997
Short-Term Investments	356,408	—	—	356,408
Total Investments	$10,423,789	$161,725,989	$—	$172,149,778
Fundamental Equity Fund
Asset Investments
Common Stock	$135,287,156	$2,978,484*	$—	$138,265,640
Short-Term Investments	—	219,035	—	219,035
Total Investments	$135,287,156	$3,197,519	$—	$138,484,675
Global Fund
Asset Investments
Common Stock*
Canada	$5,646,959	$—	$—	$5,646,959
China	8,921,230	2,883,797	—	11,805,027
Denmark	—	4,243,548	—	4,243,548
France	—	21,299,390	—	21,299,390
Germany	—	20,274,234	—	20,274,234
India	14,866,133	—	—	14,866,133
Israel	3,707,237	—	—	3,707,237
Italy	—	6,270,060	—	6,270,060
Japan	—	12,225,011	—	12,225,011
Netherlands	—	9,568,581	—	9,568,581
Spain	—	5,749,129	—	5,749,129
Sweden	—	6,174,801	—	6,174,801
Switzerland	—	5,143,730	—	5,143,730
Taiwan	—	3,610,601	—	3,610,601
United States	243,206,472	—	—	243,206,472
Short-Term Investments	11,965,146	5,352,296	—	17,317,442
Total Investments	$288,313,177	$102,795,178	$—	$391,108,355
Income & Growth Fund
Asset Investments
Common Stock	$128,899,077	$—	$—	$128,899,077
Short-Term Investments	3,015,348	2,522,351	—	5,537,699
Total Investments	$131,914,425	$2,522,351	$—	$134,436,776
International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$3,689,941	$—	$3,689,941
Canada	6,236,778	—	—	6,236,778
China	—	6,334,159	—	6,334,159
Denmark	—	5,829,896	—	5,829,896

142

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
France	$—	$42,318,477	$—	$42,318,477
Germany	—	33,177,771	—	33,177,771
Hong Kong	—	5,057,623	—	5,057,623
India	1,496,657	778,170	—	2,274,827
Indonesia	—	1,527,990	—	1,527,990
Ireland	—	2,235,810	—	2,235,810
Israel	1,862,704	—	—	1,862,704
Italy	3,648,435	5,187,952	—	8,836,387
Japan	—	37,267,136	—	37,267,136
Luxembourg	—	1,546,340	—	1,546,340
Netherlands	917,592	6,611,897	—	7,529,489
Portugal	—	1,352,931	—	1,352,931
Republic of Korea	—	2,393,130	—	2,393,130
Singapore	—	1,890,308	—	1,890,308
Spain	—	3,113,639	—	3,113,639
Sweden	—	2,787,383	—	2,787,383
Switzerland	—	11,660,549	—	11,660,549
Taiwan	3,643,318	—	—	3,643,318
United Kingdom	1,015,020	27,834,041	—	28,849,061
United States	3,952,374	21,945,516	—	25,897,890
Preferred Stock*
Republic of Korea	—	1,437,537	—	1,437,537
Short-Term Investments	1,178,193	2,602,498	—	3,780,691
Total Investments	$23,951,071	$228,580,694	$—	$252,531,765
Large Cap Growth Fund
Asset Investments
Common Stock	$215,083,252	$—	$—	$215,083,252
Short-Term Investments	1,785,397	2,827,445	—	4,612,842
Total Investments	$216,868,649	$2,827,445	$—	$219,696,094
Managed Volatility Fund
Asset Investments
Common Stock	$92,222,074	$—	$—	$92,222,074
Corporate Debt	—	—	—+	—
Purchased Options	614,005	—	—	614,005
Rights	—	—	—+	—
Short-Term Investments	3,008	903,897	—	906,905
Total Investments	$92,839,087	$903,897	$—	$93,742,984
Liability Derivatives
Written Options	$(1,992,465)	$—	$—	$(1,992,465)
Mid Cap Growth Fund
Asset Investments
Common Stock	$293,860,889	$—	$—	$293,860,889
Short-Term Investments	781,888	9,124,574	—	9,906,462
Total Investments	$294,642,777	$9,124,574	$—	$303,767,351

143

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Mid Cap Value Fund
Asset Investments
Common Stock	$211,298,641	$18,358,457*	$—	$229,657,098
Preferred Stock	—	1,773,003*	—	1,773,003
Short-Term Investments	827,109	2,156,220	—	2,983,329
Total Investments	$212,125,750	$22,287,680	$—	$234,413,430
Liability Derivatives
Forward Contracts	$—	$(376,680)	$—	$(376,680)
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$134,806,585	$287,504*	$—	$135,094,089
Exchange-Traded Funds	365,131	—	—	365,131
Short-Term Investments	168,441	1,730,459	—	1,898,900
Total Investments	$135,340,157	$2,017,963	$—	$137,358,120
Small Company Value Fund
Asset Investments
Common Stock	$55,221,121	$494,374*	$—	$55,715,495
Short-Term Investments	1,382,944	178,558	—	1,561,502
Total Investments	$56,604,065	$672,932	$—	$57,276,997
Liability Derivatives
Forward Contracts	$—	$(9,793)	$—	$(9,793)
Small/Mid Cap Value Fund
Asset Investments
Common Stock	$118,536,634	$—	$—	$118,536,634
Short-Term Investments	1,570,124	987,049	—	2,557,173
Total Investments	$120,106,758	$987,049	$—	$121,093,807
Sustainable Equity Fund
Asset Investments
Common Stock	$136,113,090	$807,053*	$—	$136,920,143
Exchange-Traded Funds	50,293	—	—	50,293
Short-Term Investments	—	356,084	—	356,084
Total Investments	$136,163,383	$1,163,137	$—	$137,326,520
Liability Derivatives
Forward Contracts	$—	$(14,295)	$—	$(14,295)
Total Return Bond Fund
Asset Investments
Bank Loans	$—	$5,852,533	$—	$5,852,533
Corporate Debt	—	59,332,213	—	59,332,213
Municipal Obligations	—	2,192,936	—	2,192,936
Non-U.S. Government Agency Obligations	—	67,789,007	—	67,789,007
Sovereign Debt Obligations	—	2,317,765	—	2,317,765
U.S. Government Agency Obligations and Instrumentalities	—	137,415,734	—	137,415,734
U.S. Treasury Obligations	—	138,276,664	—	138,276,664
Common Stock	308,869	—	—	308,869
Purchased Options	—	174,262	—	174,262
Short-Term Investments	673,808	39,497,896	—	40,171,704
Total Investments	$982,677	$452,849,010	$—	$453,831,687

144

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund (Continued)
Liability Investments
Unfunded Loan Commitments**	$—	$(4)	$—	$(4)
Asset Derivatives
Forward Contracts	$—	$59,379	$—	$59,379
Futures Contracts	553,159	—	—	553,159
Total	$553,159	$59,379	$—	$612,538
Liability Derivatives
Forward Contracts	$—	$(626,335)	$—	$(626,335)
Futures Contracts	(64,008)	—	—	(64,008)
Total	$(64,008)	$(626,335)	$—	$(690,343)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2025.
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2025.
The Funds had no Level 3 transfers during the period ended June 30, 2025.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

145

Notes to Financial Statements (Unaudited) (Continued)
At June 30, 2025, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts^^	$155,782	$—	$—	$155,782
Realized Gain (Loss)#
Futures Contracts	$(258,565)	$—	$—	$(258,565)
Change in Appreciation (Depreciation)##
Futures Contracts	$224,118	$—	$—	$224,118
Managed Volatility Fund
Asset Derivatives
Purchased Options*,^^^	$614,005	$—	$—	$614,005
Liability Derivatives
Written Options^,^^^	$(1,992,465)	$—	$—	$(1,992,465)
Realized Gain (Loss)#
Purchased Options	$1,167,616	$—	$—	$1,167,616
Written Options	(1,492,041)	—	—	(1,492,041)
Total Realized Gain (Loss)	$(324,425)	$—	$—	$(324,425)
Change in Appreciation (Depreciation)##
Purchased Options	$(650,149)	$—	$—	$(650,149)
Written Options	(1,469,679)	—	—	(1,469,679)
Total Change in Appreciation (Depreciation)	$(2,119,828)	$—	$—	$(2,119,828)
Mid Cap Value Fund
Liability Derivatives
Forward Contracts^,^^^	$—	$(376,680)	$—	$(376,680)
Realized Gain (Loss)#
Forward Contracts	$—	$(1,358,701)	$—	$(1,358,701)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(607,244)	$—	$(607,244)
Small Company Value Fund
Liability Derivatives
Forward Contracts^,^^^	$—	$(9,793)	$—	$(9,793)
Realized Gain (Loss)#
Forward Contracts	$—	$(40,638)	$—	$(40,638)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(14,423)	$—	$(14,423)

146

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Sustainable Equity Fund
Liability Derivatives
Forward Contracts^,^^^	$—	$(14,295)	$—	$(14,295)
Realized Gain (Loss)#
Forward Contracts	$—	$(84,227)	$—	$(84,227)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(32,290)	$—	$(32,290)
Total Return Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$174,262	$174,262
Forward Contracts*	—	59,379	—	59,379
Futures Contracts^^	—	—	553,159	553,159
Total Value	$—	$59,379	$727,421	$786,800
Liability Derivatives
Forward Contracts^	$—	$(626,335)	$—	$(626,335)
Futures Contracts^^	—	—	(64,008)	(64,008)
Total Value	$—	$(626,335)	$(64,008)	$(690,343)
Realized Gain (Loss)#
Purchased Options	$—	$—	$(190,738)	$(190,738)
Forward Contracts	—	137,572	—	137,572
Futures Contracts	—	—	686,833	686,833
Swap Agreements	—	—	199,759	199,759
Total Realized Gain (Loss)	$—	$137,572	$695,854	$833,426
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$54,870	$54,870
Forward Contracts	—	(880,281)	—	(880,281)
Futures Contracts	—	—	396,444	396,444
Swap Agreements	—	—	(161,415)	(161,415)
Total Change in Appreciation (Depreciation)	$—	$(880,281)	$289,899	$(590,382)

*	Statements of Assets and Liabilities location: Investments, at value, or open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: Open forward contracts, or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents exchange-traded purchased and written options or forward contracts, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

147

Notes to Financial Statements (Unaudited) (Continued)
For the period ended June 30, 2025, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Equity Index Fund	Managed Volatility Fund	Mid Cap Value Fund	Small Company Value Fund	Sustainable Equity Fund	Total Return Bond Fund
Futures Contracts:
Average number of contracts - long	15					573
Average number of contracts - short						67
Forward Contracts:
Average notional amounts purchased - in USD			$1,704,236	$75,926	$447,546	$1,732,936
Average notional amounts sold - in USD			$18,749,996	$416,724	$1,358,229	$7,856,242
Swap Agreements:
Interest Rate Swaps:
Average notional amounts						$2,201,000
Options:
Average shares/units outstanding of Purchased Options		142
Average notional amounts of Purchased Swaptions						$33,985,000
Average shares/units outstanding of Written Options		158

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2025. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2025.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Total Return Bond Fund
Citibank N.A.	$ 12,773	$(12,773)	$ —	$ —
Goldman Sachs International	98,900	(98,900)	—	—
JP Morgan Chase Bank N.A.	79,736	—	—	79,736
Morgan Stanley Capital Services LLC	42,232	—	—	42,232
	$233,641	$ (111,673)	$—	$121,968

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of June 30, 2025.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Total Return Bond Fund
Citibank N.A.	$ (415,658)	$12,773	$ —	$ (402,885)
Goldman Sachs International	(210,677)	98,900	—	(111,777)
	$(626,335)	$ 111,673	$—	$(514,662)

148

Notes to Financial Statements (Unaudited) (Continued)
*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2025, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts.
A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities

149

Notes to Financial Statements (Unaudited) (Continued)
and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a

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central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

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When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon

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the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
The Total Return Bond Fund entered into certain bank loan agreements which are unfunded (“commitments”). The Total Return Bond Fund is obligated to fund these commitments at the borrower’s discretion. At June 30, 2025, the Total Return Bond Fund had sufficient cash and/or securities to cover these commitments.

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Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities. Any change in the unrealized appreciation (depreciation) is shown in the Statement of Operations. At June 30, 2025, the Total Return Bond Fund had the following commitments:

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Total Return Bond Fund	Amspec Parent LLC	$ 1,881	$ 1,892	$ 1,888	$ (4)

Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

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A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2025.
Securities Lending
Each Fund, other than the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2025, is reflected as securities lending income on the Statement of Operations.

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Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
In addition, each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or the Master Fund. Because the Underlying Funds have varied expense and fee levels, and the Allocation Funds and MML American Funds Core Allocation Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each of the Allocation Funds and MML American Funds Core Allocation Fund will vary.
Foreign Securities
The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

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Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Conservative Allocation Fund	0.10%	N/A
Balanced Allocation Fund	0.10%	N/A
Moderate Allocation Fund	0.10%	N/A
Growth Allocation Fund	0.10%	N/A
Aggressive Allocation Fund	0.10%	N/A
MML American Funds Growth Fund	0.15% on the first $500 million; and 0.125% on any excess over $500 million	N/A
MML American Funds Core Allocation Fund	0.20% on the first $750 million; and 0.175% on any excess over $750 million	N/A
Blue Chip Growth Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million	T. Rowe Price Associates, Inc.
Equity Income Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	T. Rowe Price Associates, Inc.
Equity Index Fund*	0.10% on the first $500 million; and 0.08% on any excess over $500 million	BlackRock Investment Management, LLC
Focused Equity Fund	0.70% on the first $250 million; and 0.60% on any excess over $250 million	Wellington Management Company LLP
Foreign Fund	0.86% on the first $500 million; and 0.82% on any excess over $500 million	Thompson, Siegel & Walmsley LLC

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Fund	Investment Advisory Fee	Investment Subadviser(s)
Fundamental Equity Fund	0.60% on the first $250 million; and 0.58% on any excess over $250 million	Invesco Advisers, Inc.
Global Fund**	0.60% on the first $500 million; and 0.55% on any excess over $500 million	Invesco Advisers, Inc.
Income & Growth Fund	0.65% on the first $500 million; and 0.60% on any excess over $500 million	Barrow, Hanley, Mewhinney & Strauss, LLC
International Equity Fund	0.80% on the first $250 million; and 0.75% on any excess over $250 million	Harris Associates L.P.; and Massachusetts Financial Services Company
Large Cap Growth Fund	0.65% on the first $500 million; and 0.60% on any excess over $500 million	Loomis, Sayles & Company, L.P.
Managed Volatility Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	Gateway Investment Advisers, LLC
Mid Cap Growth Fund***,****	0.77% on the first $500 million; and 0.75% on any excess over $500 million	T. Rowe Price Associates, Inc.
Mid Cap Value Fund	0.84% on the first $500 million; and 0.80% on any excess over $500 million	American Century Investment Management, Inc.
Small Cap Growth Equity Fund	1.04% on the first $200 million; and 1.00% on any excess over $200 million	Wellington Management Company LLP
Small Company Value Fund	0.80% on the first $150 million; and 0.70% on any excess over $150 million	American Century Investment Management, Inc.
Small/Mid Cap Value Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	AllianceBernstein L.P.
Sustainable Equity Fund	0.50% on the first $500 million; and 0.475% on any excess over $500 million	American Century Investment Management, Inc.
Total Return Bond Fund	0.40% on the first $500 million; and 0.38% on any excess over $500 million	Metropolitan West Asset Management, LLC

*	Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc.
**	Effective April 25, 2025, Invesco Advisers, Inc. replaced Massachusetts Financial Services Company.
***	Effective April 25, 2025, Wellington Management Company LLP was removed as a subadviser to the Fund.
****	T. Rowe Price Investment Management, Inc. serves as a sub-subadviser to the Fund.
MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the preceding table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.
The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.
Administration Fees
For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some Fund-specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
MML American Funds Growth Fund	N/A	N/A	N/A	0.25%
MML American Funds Core Allocation Fund	N/A	N/A	N/A	0.25%
Equity Index Fund	0.30%	0.15%	None	0.30%
Focused Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Equity Fund	N/A	0.15%	N/A	0.15%

158

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class II	Class III	Service Class I
Global Fund	0.15%	0.15%	N/A	0.15%
International Equity Fund	N/A	0.15%	N/A	0.15%
Small Company Value Fund	N/A	0.15%	N/A	0.15%
Total Return Bond Fund	N/A	0.15%	N/A	0.15%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Small Company Value Fund	0.99%	1.24%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective April 25, 2025, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Initial Class	Service Class	Class II	Service Class I
Equity Income Fund	0.80%	1.05%	N/A	N/A
International Equity Fund	N/A	N/A	1.25%	1.50%
Large Cap Growth Fund	0.70%	0.95%	N/A	N/A

Effective April 25, 2025, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class II	Service Class I
Global Fund	0.81%	0.81%	1.06%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

159

Notes to Financial Statements (Unaudited) (Continued)
MML Advisers has agreed to waive 0.10% of the investment advisory fee of the International Equity Fund through April 30, 2026.
MML Advisers has agreed to waive 0.03% of the investment advisory fee of the Small Cap Growth Equity Fund through April 30, 2026.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Affiliated Brokerage Commissions
The Fund(s) listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Fund’s investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Blue Chip Growth Fund	$131
Equity Income Fund	1,044
Focused Equity Fund	450
Fundamental Equity Fund	1,352
Global Fund	3
Mid Cap Growth Fund	1,080
Small Cap Growth Fund	2,336

Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2025, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Focused Equity Fund	$52
Foreign Fund	963
Fundamental Equity Fund	752
Income & Growth Fund	1
Large Cap Growth Fund	738
Mid Cap Growth Fund	489
Small Cap Growth Equity Fund	389
Small/Mid Cap Value Fund	4,710

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

160

Notes to Financial Statements (Unaudited) (Continued)
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) and in Underlying Funds or the Master Fund, for the period ended June 30, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$—	$44,661,656	$—	$65,020,374
Balanced Allocation Fund	—	52,014,780	—	71,310,995
Moderate Allocation Fund	—	154,043,362	—	237,258,953
Growth Allocation Fund	—	130,277,761	—	175,916,694
Aggressive Allocation Fund	—	17,424,892	—	20,871,917
MML American Funds Growth Fund	—	33,840,199	—	20,502,629
MML American Funds Core Allocation Fund	—	49,524,850	—	64,066,137
Blue Chip Growth Fund	—	46,075,883	—	83,338,904
Equity Income Fund	—	200,006,892	—	88,181,730
Equity Index Fund	—	3,713,881	—	40,609,260
Focused Equity Fund	—	57,630,743	—	76,798,037
Foreign Fund	—	10,129,627	—	21,921,939
Fundamental Equity Fund	—	33,409,308	—	41,198,299
Global Fund	—	346,555,395	—	139,074,984
Income & Growth Fund	—	20,756,967	—	29,768,267
International Equity Fund	—	40,950,183	—	49,953,462
Large Cap Growth Fund	—	3,470,147	—	17,954,861
Managed Volatility Fund	—	604,144	—	11,849,461
Mid Cap Growth Fund	—	116,310,068	—	145,108,306
Mid Cap Value Fund	—	91,219,404	—	109,466,290
Small Cap Growth Equity Fund	—	39,466,247	—	46,735,375
Small Company Value Fund	—	10,287,029	—	14,829,626
Small/Mid Cap Value Fund	—	45,097,425	—	51,887,099
Sustainable Equity Fund	—	21,427,219	—	32,167,041
Total Return Bond Fund	1,046,562,534	56,342,532	1,006,462,033	29,989,305

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Mid Cap Growth Fund	$ —	$65,947	$ (35,761)
Mid Cap Value Fund	35,185	11,434	(7,113)
Small Cap Growth Equity Fund	175,963	99,078	(57,790)

161

Notes to Financial Statements (Unaudited) (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Conservative Allocation Fund Initial Class
Sold	197,138	$1,679,946	176,374	$1,477,401
Issued as reinvestment of dividends	—	—	188,411	1,584,538
Redeemed	(975,690)	(8,229,616)	(1,576,025)	(12,989,371)
Net increase (decrease)	(778,552)	$(6,549,670)	(1,211,240)	$(9,927,432)
Conservative Allocation Fund Service Class
Sold	660,126	$5,462,717	1,151,525	$9,386,379
Issued as reinvestment of dividends	—	—	556,553	4,619,386
Redeemed	(2,768,467)	(22,998,402)	(6,401,548)	(52,198,952)
Net increase (decrease)	(2,108,341)	$(17,535,685)	(4,693,470)	$(38,193,187)
Balanced Allocation Fund Initial Class
Sold	164,425	$1,448,351	549,617	$4,655,558
Issued as reinvestment of dividends	—	—	200,726	1,752,341
Redeemed	(763,892)	(6,694,495)	(1,822,164)	(15,559,873)
Net increase (decrease)	(599,467)	$(5,246,144)	(1,071,821)	$(9,151,974)
Balanced Allocation Fund Service Class
Sold	539,914	$4,676,237	991,486	$8,419,395
Issued as reinvestment of dividends	—	—	567,491	4,897,445
Redeemed	(2,755,804)	(23,840,047)	(6,965,949)	(58,895,751)
Net increase (decrease)	(2,215,890)	$(19,163,810)	(5,406,972)	$(45,578,911)
Moderate Allocation Fund Initial Class
Sold	171,016	$1,585,939	676,316	$6,007,591
Issued as reinvestment of dividends	—	—	484,611	4,409,963
Redeemed	(2,255,741)	(20,613,070)	(3,896,193)	(34,689,392)
Net increase (decrease)	(2,084,725)	$(19,027,131)	(2,735,266)	$(24,271,838)
Moderate Allocation Fund Service Class
Sold	216,965	$1,955,145	1,571,848	$13,626,952
Issued as reinvestment of dividends	—	—	1,814,481	16,257,753
Redeemed	(9,407,274)	(84,811,124)	(27,698,262)	(242,615,420)
Net increase (decrease)	(9,190,309)	$(82,855,979)	(24,311,933)	$(212,730,715)
Growth Allocation Fund Initial Class
Sold	137,021	$1,098,474	585,732	$4,496,529
Issued as reinvestment of dividends	—	—	725,690	5,718,438
Redeemed	(3,353,825)	(26,847,709)	(5,958,679)	(45,831,414)
Net increase (decrease)	(3,216,804)	$(25,749,235)	(4,647,257)	$(35,616,447)
Growth Allocation Fund Service Class
Sold	511,634	$4,012,564	1,334,499	$10,156,092
Issued as reinvestment of dividends	—	—	1,077,686	8,395,177
Redeemed	(5,471,738)	(43,061,387)	(13,742,587)	(104,233,895)
Net increase (decrease)	(4,960,104)	$(39,048,823)	(11,330,402)	$(85,682,626)

162

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Aggressive Allocation Fund Initial Class
Sold	155,642	$1,454,230	431,966	$3,862,898
Issued as reinvestment of dividends	—	—	195,113	1,775,525
Redeemed	(474,080)	(4,386,546)	(1,229,963)	(11,038,863)
Net increase (decrease)	(318,438)	$(2,932,316)	(602,884)	$(5,400,440)
Aggressive Allocation Fund Service Class
Sold	151,475	$1,378,517	344,215	$2,991,386
Issued as reinvestment of dividends	—	—	213,093	1,892,264
Redeemed	(527,954)	(4,741,770)	(2,072,506)	(18,035,816)
Net increase (decrease)	(376,479)	$(3,363,253)	(1,515,198)	$(13,152,166)
MML American Funds Growth Fund Service Class I
Sold	975,264	$16,525,841	2,119,827	$33,858,785
Issued as reinvestment of dividends	—	—	1,325,364	20,251,569
Redeemed	(1,571,809)	(26,647,211)	(3,817,617)	(59,859,286)
Net increase (decrease)	(596,545)	$(10,121,370)	(372,426)	$(5,748,932)
MML American Funds Core Allocation Fund Service Class I
Sold	856,398	$9,432,257	1,843,560	$19,851,303
Issued as reinvestment of dividends	—	—	1,984,574	21,532,629
Redeemed	(5,534,867)	(60,998,818)	(17,105,497)	(182,128,127)
Net increase (decrease)	(4,678,469)	$(51,566,561)	(13,277,363)	$(140,744,195)
Blue Chip Growth Fund Initial Class
Sold	218,691	$4,285,008	874,900	$16,041,640
Issued as reinvestment of dividends	—	—	1,188,375	22,068,122
Redeemed	(1,438,151)	(28,175,634)	(5,480,252)	(102,761,815)
Net increase (decrease)	(1,219,460)	$(23,890,626)	(3,416,977)	$(64,652,053)
Blue Chip Growth Fund Service Class
Sold	305,341	$5,573,020	602,152	$10,371,883
Issued as reinvestment of dividends	—	—	824,774	13,955,171
Redeemed	(909,062)	(16,315,889)	(1,902,784)	(32,825,530)
Net increase (decrease)	(603,721)	$(10,742,869)	(475,858)	$(8,498,476)
Equity Income Fund Initial Class
Sold	12,845,645	$128,327,046	1,351,577	$13,975,279
Issued as reinvestment of dividends	—	—	2,322,975	23,787,262
Redeemed	(2,911,862)	(30,171,204)	(6,361,617)	(66,228,227)
Net increase (decrease)	9,933,783	$98,155,842	(2,687,065)	$(28,465,686)
Equity Income Fund Service Class
Sold	2,271,646	$22,257,896	324,501	$3,316,700
Issued as reinvestment of dividends	—	—	597,419	5,992,116
Redeemed	(740,828)	(7,526,864)	(1,469,727)	(15,109,011)
Net increase (decrease)	1,530,818	$14,731,032	(547,807)	$(5,800,195)
Equity Index Fund Class I
Sold	22,290	$797,358	53,743	$1,825,354
Issued as reinvestment of dividends	—	—	68,561	2,346,847
Redeemed	(153,852)	(5,438,101)	(365,890)	(12,493,079)
Net increase (decrease)	(131,562)	$(4,640,743)	(243,586)	$(8,320,878)

163

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Equity Index Fund Class II
Sold	92,399	$3,245,623	382,612	$12,791,800
Issued as reinvestment of dividends	—	—	305,214	10,423,066
Redeemed	(453,712)	(16,441,781)	(927,097)	(30,877,440)
Net increase (decrease)	(361,313)	$(13,196,158)	(239,271)	$(7,662,574)
Equity Index Fund Class III
Sold	335,106	$11,700,882	264,078	$8,918,444
Issued as reinvestment of dividends	—	—	488,903	16,642,273
Redeemed	(858,121)	(30,566,778)	(3,806,586)	(129,738,790)
Net increase (decrease)	(523,015)	$(18,865,896)	(3,053,605)	$(104,178,073)
Equity Index Fund Service Class I
Sold	57,542	$1,959,971	83,684	$2,613,495
Issued as reinvestment of dividends	—	—	37,780	1,218,781
Redeemed	(135,742)	(4,599,796)	(453,372)	(14,406,099)
Net increase (decrease)	(78,200)	$(2,639,825)	(331,908)	$(10,573,823)
Focused Equity Fund Class II
Sold	118,401	$878,688	1,149,333	$8,665,017
Issued as reinvestment of dividends	—	—	1,834,612	13,979,743
Redeemed	(2,913,548)	(21,655,583)	(8,500,462)	(64,107,458)
Net increase (decrease)	(2,795,147)	$(20,776,895)	(5,516,517)	$(41,462,698)
Focused Equity Fund Service Class I
Sold	96,803	$684,385	193,242	$1,390,683
Issued as reinvestment of dividends	—	—	171,417	1,237,630
Redeemed	(343,983)	(2,438,820)	(727,696)	(5,215,113)
Net increase (decrease)	(247,180)	$(1,754,435)	(363,037)	$(2,586,800)
Foreign Fund Initial Class
Sold	138,820	$1,429,787	1,288,371	$12,542,527
Issued as reinvestment of dividends	—	—	489,603	4,989,052
Redeemed	(2,188,944)	(22,993,821)	(3,551,581)	(35,103,079)
Net increase (decrease)	(2,050,124)	$(21,564,034)	(1,773,607)	$(17,571,500)
Foreign Fund Service Class
Sold	30,743	$330,515	80,941	$779,360
Issued as reinvestment of dividends	—	—	25,590	259,227
Redeemed	(106,148)	(1,113,137)	(170,671)	(1,673,232)
Net increase (decrease)	(75,405)	$(782,622)	(64,140)	$(634,645)
Fundamental Equity Fund Class II
Sold	35,826	$405,531	286,189	$3,214,381
Issued as reinvestment of dividends	—	—	973,326	10,794,188
Redeemed	(837,915)	(9,544,746)	(3,201,488)	(36,188,296)
Net increase (decrease)	(802,089)	$(9,139,215)	(1,941,973)	$(22,179,727)
Fundamental Equity Fund Service Class I
Sold	272,680	$2,980,228	292,702	$3,086,083
Issued as reinvestment of dividends	—	—	226,778	2,369,835
Redeemed	(292,117)	(3,129,397)	(435,152)	(4,662,577)
Net increase (decrease)	(19,437)	$(149,169)	84,328	$793,341

164

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Global Fund Class I
Sold	21,634,051	$91,520,170	1,313,563	$5,727,678
Issued as reinvestment of dividends	—	—	1,310,991	5,650,370
Redeemed	(2,704,259)	(12,140,733)	(4,104,560)	(17,894,891)
Net increase (decrease)	18,929,792	$79,379,437	(1,480,006)	$(6,516,843)
Global Fund Class II
Sold	18,978,007	$87,491,067	82,383	$389,405
Issued as reinvestment of dividends	—	—	185,046	869,718
Redeemed	(715,128)	(3,490,452)	(534,728)	(2,541,601)
Net increase (decrease)	18,262,879	$84,000,615	(267,299)	$(1,282,478)
Global Fund Service Class I
Sold	12,419,988	$49,197,446	280,589	$1,139,169
Issued as reinvestment of dividends	—	—	340,209	1,377,848
Redeemed	(960,806)	(4,059,861)	(823,020)	(3,379,538)
Net increase (decrease)	11,459,182	$45,137,585	(202,222)	$(862,521)
Income & Growth Fund Initial Class
Sold	148,079	$1,475,327	467,313	$4,687,977
Issued as reinvestment of dividends	—	—	1,871,236	18,300,690
Redeemed	(995,651)	(9,878,339)	(4,252,630)	(43,732,996)
Net increase (decrease)	(847,572)	$(8,403,012)	(1,914,081)	$(20,744,329)
Income & Growth Fund Service Class
Sold	150,756	$1,474,114	204,619	$2,055,625
Issued as reinvestment of dividends	—	—	472,134	4,499,439
Redeemed	(307,671)	(2,947,386)	(492,444)	(5,035,067)
Net increase (decrease)	(156,915)	$(1,473,272)	184,309	$1,519,997
International Equity Fund Class II
Sold	179,370	$1,992,621	2,205,055	$23,267,491
Issued as reinvestment of dividends	—	—	320,246	3,481,078
Redeemed	(2,006,405)	(22,190,847)	(4,906,787)	(51,839,512)
Net increase (decrease)	(1,827,035)	$(20,198,226)	(2,381,486)	$(25,090,943)
International Equity Fund Service Class I
Sold	1,002,557	$11,041,778	124,350	$1,291,193
Issued as reinvestment of dividends	—	—	13,383	143,734
Redeemed	(171,087)	(1,891,292)	(135,612)	(1,419,840)
Net increase (decrease)	831,470	$9,150,486	2,121	$15,087
Large Cap Growth Fund Initial Class
Sold	107,341	$1,785,099	1,002,892	$15,093,507
Issued as reinvestment of dividends	—	—	854,418	12,952,977
Redeemed	(946,920)	(15,993,792)	(4,612,328)	(72,565,183)
Net increase (decrease)	(839,579)	$(14,208,693)	(2,755,018)	$(44,518,699)
Large Cap Growth Fund Service Class
Sold	351,797	$5,504,251	531,089	$7,665,424
Issued as reinvestment of dividends	—	—	207,308	2,929,260
Redeemed	(216,576)	(3,450,159)	(454,615)	(6,716,006)
Net increase (decrease)	135,221	$2,054,092	283,782	$3,878,678

165

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Managed Volatility Fund Initial Class
Sold	120,986	$1,673,091	505,454	$6,399,026
Issued as reinvestment of dividends	—	—	240,451	3,142,943
Redeemed	(485,338)	(6,518,133)	(1,321,328)	(17,282,907)
Net increase (decrease)	(364,352)	$(4,845,042)	(575,423)	$(7,740,938)
Managed Volatility Fund Service Class
Sold	34,579	$456,861	92,519	$1,171,062
Issued as reinvestment of dividends	—	—	47,287	613,168
Redeemed	(178,736)	(2,395,168)	(326,797)	(4,239,471)
Net increase (decrease)	(144,157)	$(1,938,307)	(186,991)	$(2,455,241)
Mid Cap Growth Fund Initial Class
Sold	145,625	$1,600,752	1,062,231	$11,880,246
Issued as reinvestment of dividends	—	—	1,220,093	13,408,823
Redeemed	(1,854,341)	(20,392,449)	(4,074,622)	(45,830,190)
Net increase (decrease)	(1,708,716)	$(18,791,697)	(1,792,298)	$(20,541,121)
Mid Cap Growth Fund Service Class
Sold	100,363	$999,808	286,498	$2,858,056
Issued as reinvestment of dividends	—	—	529,024	5,152,696
Redeemed	(930,879)	(9,043,124)	(1,852,554)	(18,576,624)
Net increase (decrease)	(830,516)	$(8,043,316)	(1,037,032)	$(10,565,872)
Mid Cap Value Fund Initial Class
Sold	544,186	$4,520,661	1,616,648	$13,059,944
Issued as reinvestment of dividends	—	—	1,457,961	11,955,281
Redeemed	(2,524,528)	(20,701,537)	(5,808,079)	(47,417,812)
Net increase (decrease)	(1,980,342)	$(16,180,876)	(2,733,470)	$(22,402,587)
Mid Cap Value Fund Service Class
Sold	143,876	$1,144,260	384,510	$3,019,568
Issued as reinvestment of dividends	—	—	307,509	2,432,394
Redeemed	(574,734)	(4,516,852)	(1,118,536)	(8,810,985)
Net increase (decrease)	(430,858)	$(3,372,592)	(426,517)	$(3,359,023)
Small Cap Growth Equity Fund Initial Class
Sold	484,729	$4,927,599	1,333,599	$13,758,774
Issued as reinvestment of dividends	—	—	5,379	58,539
Redeemed	(920,293)	(9,456,971)	(2,801,909)	(29,005,621)
Net increase (decrease)	(435,564)	$(4,529,372)	(1,462,931)	$(15,188,308)
Small Cap Growth Equity Fund Service Class
Sold	100,985	$893,024	240,724	$2,174,228
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(260,185)	(2,289,574)	(469,680)	(4,201,459)
Net increase (decrease)	(159,200)	$(1,396,550)	(228,956)	$(2,027,231)
Small Company Value Fund Class II
Sold	21,336	$182,748	229,372	$2,015,573
Issued as reinvestment of dividends	—	—	61,960	560,114
Redeemed	(445,538)	(3,781,383)	(1,427,273)	(12,542,647)
Net increase (decrease)	(424,202)	$(3,598,635)	(1,135,941)	$(9,966,960)

166

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Small Company Value Fund Service Class I
Sold	65,733	$507,951	124,648	$1,002,057
Issued as reinvestment of dividends	—	—	31,375	258,844
Redeemed	(210,319)	(1,639,721)	(702,992)	(5,602,770)
Net increase (decrease)	(144,586)	$(1,131,770)	(546,969)	$(4,341,869)
Small/Mid Cap Value Fund Initial Class
Sold	558,094	$4,880,915	824,458	$7,551,127
Issued as reinvestment of dividends	—	—	865,424	7,909,972
Redeemed	(1,007,952)	(8,956,769)	(2,664,134)	(24,500,374)
Net increase (decrease)	(449,858)	$(4,075,854)	(974,252)	$(9,039,275)
Small/Mid Cap Value Fund Service Class
Sold	147,487	$1,283,990	160,127	$1,434,583
Issued as reinvestment of dividends	—	—	186,187	1,664,515
Redeemed	(229,889)	(2,000,886)	(636,931)	(5,743,079)
Net increase (decrease)	(82,402)	$(716,896)	(290,617)	$(2,643,981)
Sustainable Equity Fund Initial Class
Sold	22,492	$364,724	58,853	$956,010
Issued as reinvestment of dividends	—	—	337,959	5,474,934
Redeemed	(484,540)	(7,886,255)	(1,031,732)	(16,773,092)
Net increase (decrease)	(462,048)	$(7,521,531)	(634,920)	$(10,342,148)
Sustainable Equity Fund Service Class
Sold	110,833	$1,748,124	61,437	$951,324
Issued as reinvestment of dividends	—	—	181,809	2,890,763
Redeemed	(296,883)	(4,732,885)	(603,168)	(9,569,088)
Net increase (decrease)	(186,050)	$(2,984,761)	(359,922)	$(5,727,001)
Total Return Bond Fund Class II
Sold	10,400,651	$93,426,687	3,859,996	$34,324,584
Issued as reinvestment of dividends	—	—	1,192,194	10,741,672
Redeemed	(3,445,230)	(30,671,418)	(7,342,849)	(65,588,153)
Net increase (decrease)	6,955,421	$62,755,269	(2,290,659)	$(20,521,897)
Total Return Bond Fund Service Class I
Sold	470,139	$4,116,098	952,729	$8,341,166
Issued as reinvestment of dividends	—	—	165,341	1,469,882
Redeemed	(483,528)	(4,232,602)	(588,602)	(5,185,060)
Net increase (decrease)	(13,389)	$(116,504)	529,468	$4,625,988

167

Notes to Financial Statements (Unaudited) (Continued)
6.	Federal Income Tax Information
At June 30, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$222,400,965	$11,437,508	$(5,958,172)	$5,479,336
Balanced Allocation Fund	274,917,677	15,946,617	(8,634,818)	7,311,799
Moderate Allocation Fund	909,294,923	67,174,538	(19,547,178)	47,627,360
Growth Allocation Fund	843,294,175	76,301,640	(17,245,533)	59,056,107
Aggressive Allocation Fund	113,748,910	11,697,630	(1,017,675)	10,679,955
MML American Funds Growth Fund	232,717,258	79,240,718	—	79,240,718
MML American Funds Core Allocation Fund	523,423,000	65,370,063	(20,038,352)	45,331,711
Blue Chip Growth Fund	271,370,373	226,133,409	(5,741,179)	220,392,230
Equity Income Fund	402,385,025	76,410,621	(14,550,257)	61,860,364
Equity Index Fund	271,942,423	383,026,048	(14,485,889)	368,540,159
Focused Equity Fund	196,829,830	48,972,934	(1,376,013)	47,596,921
Foreign Fund	136,744,028	45,550,522	(10,144,772)	35,405,750
Fundamental Equity Fund	97,076,646	43,471,008	(2,062,979)	41,408,029
Global Fund	343,101,162	50,921,324	(2,914,131)	48,007,193
Income & Growth Fund	113,102,602	27,036,079	(5,701,905)	21,334,174
International Equity Fund	216,744,150	54,259,203	(18,471,588)	35,787,615
Large Cap Growth Fund	130,666,437	94,543,911	(5,514,254)	89,029,657
Managed Volatility Fund	50,623,740	46,026,372	(2,907,128)	43,119,244
Mid Cap Growth Fund	251,471,156	60,947,743	(8,651,548)	52,296,195
Mid Cap Value Fund	234,762,454	15,637,825	(15,986,849)	(349,024)
Small Cap Growth Equity Fund	117,252,193	30,930,051	(10,824,124)	20,105,927
Small Company Value Fund	59,776,604	6,207,857	(8,707,464)	(2,499,607)
Small/Mid Cap Value Fund	115,197,020	13,802,414	(7,905,627)	5,896,787
Sustainable Equity Fund	95,305,993	45,640,591	(3,620,064)	42,020,527
Total Return Bond Fund	457,983,986	4,849,175	(9,001,474)	(4,152,299)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At December 31, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Conservative Allocation Fund	$(2,160,842)	$(6,952,637)
Moderate Allocation Fund	—	(7,239,074)
Small Cap Growth Equity Fund	(1,034,119)	—
Small Company Value Fund	—	(96,755)
Total Return Bond Fund	(25,998,961)	(28,031,764)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

168

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
Conservative Allocation Fund	$6,203,924	$—
Balanced Allocation Fund	6,649,786	—
Moderate Allocation Fund	20,667,716	—
Growth Allocation Fund	13,516,698	596,917
Aggressive Allocation Fund	1,327,116	2,340,673
MML American Funds Growth Fund	—	20,251,569
MML American Funds Core Allocation Fund	11,093,247	10,439,382
Blue Chip Growth Fund	—	36,023,293
Equity Income Fund	8,582,564	21,196,814
Equity Index Fund	8,863,111	21,767,856
Focused Equity Fund	2,678,099	12,539,274
Foreign Fund	5,248,279	—
Fundamental Equity Fund	3,382,692	9,781,331
Global Fund	1,273,234	6,624,702
Income & Growth Fund	3,079,534	19,720,595
International Equity Fund	3,624,812	—
Large Cap Growth Fund	—	15,882,237
Managed Volatility Fund	557,925	3,198,186
Mid Cap Growth Fund	288,102	18,273,417
Mid Cap Value Fund	7,221,451	7,166,224
Small Cap Growth Equity Fund	58,539	—
Small Company Value Fund	818,958	—
Small/Mid Cap Value Fund	2,529,045	7,045,442
Sustainable Equity Fund	1,347,593	7,018,104
Total Return Bond Fund	12,211,554	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2024:

Amount
Conservative Allocation Fund	$59,287
Balanced Allocation Fund	87,091
Moderate Allocation Fund	360,717
Growth Allocation Fund	394,164
Aggressive Allocation Fund	64,354
MML American Funds Core Allocation Fund	199,763
Foreign Fund	362,495
Global Fund	118,139
International Equity Fund	555,412

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

169

Notes to Financial Statements (Unaudited) (Continued)
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss) Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Conservative Allocation Fund	$7,107,845	$(9,113,479)	$(38,050)	$(29,576,027)	$(31,619,711)
Balanced Allocation Fund	7,702,161	12,406	(46,041)	(26,621,696)	(18,953,170)
Moderate Allocation Fund	23,256,371	(7,239,074)	(171,733)	(75,708,984)	(59,863,420)
Growth Allocation Fund	16,655,828	36,170,346	(134,273)	(40,212,272)	12,479,629
Aggressive Allocation Fund	1,633,060	3,557,783	(11,389)	(4,542,966)	636,488
MML American Funds Growth Fund	—	21,170,331	(13,460)	82,122,884	103,279,755
MML American Funds Core Allocation Fund	10,567,731	29,298,423	(71,589)	25,572,136	65,366,701
Blue Chip Growth Fund	974,856	87,299,700	(39,311)	213,407,429	301,642,674
Equity Income Fund	6,803,393	39,479,671	(52,148)	65,586,089	111,817,005
Equity Index Fund	8,100,114	103,762,100	(70,202)	356,975,947	468,767,959
Focused Equity Fund	2,898,339	29,165,201	(12,608)	41,228,348	73,279,280
Foreign Fund	4,302,552	6,802,024	(36,614)	7,582,820	18,650,782
Fundamental Equity Fund	1,340,508	13,097,250	(14,509)	36,303,013	50,726,262
Global Fund	1,224,707	9,235,127	(21,546)	20,141,084	30,579,372
Income & Growth Fund	3,284,396	24,476,348	(24,647)	21,265,275	49,001,372
International Equity Fund	3,426,184	3,516,548	(12,075)	(3,157,630)	3,773,027
Large Cap Growth Fund	—	39,679,322	(15,559)	76,920,033	116,583,796
Managed Volatility Fund	20,589,457	4,986,076	(26,853)	26,497,100	52,045,780
Mid Cap Growth Fund	7,334,656	41,423,297	(43,722)	61,293,640	110,007,871
Mid Cap Value Fund	10,194,605	12,686,447	(47,301)	(1,624,101)	21,209,650
Small Cap Growth Equity Fund	425,004	(1,034,119)	(28,142)	24,283,029	23,645,772
Small Company Value Fund	832,824	(96,755)	(9,649)	1,569,404	2,295,824
Small/Mid Cap Value Fund	4,505,533	10,051,095	(22,981)	7,114,941	21,648,588
Sustainable Equity Fund	1,111,824	14,140,953	(17,757)	47,179,342	62,414,362
Total Return Bond Fund	12,771,393	(54,030,725)	(32,450)	(14,262,233)	(55,554,015)

The Funds did not have any unrecognized tax benefits at June 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

170

Notes to Financial Statements (Unaudited) (Continued)
7.	Investment in Affiliated Issuers
A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2025, was as follows:

	Beginning Value as of 12/31/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/25	Number of Shares Held as of 6/30/25	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund
MassMutual High Yield Fund, Class I	$—	$667,235	$—	$16,666	$—	$683,901	84,017	$8,146	$—
MML Blue Chip Growth Fund, Initial Class	10,029,055	153,812	(1,146,658)	840,361	(166,778)	9,709,792	446,838	—	—
MML Dynamic Bond Fund, Class II	28,570,219	1,998,037	(29,433,604)	4,748,515	(5,883,167)	—	—	1,651,560	—
MML Equity Income Fund, Initial Class	7,909,812	7,009,534	(1,166,149)	991,374	(27,295)	14,717,276	1,372,880	—	—
MML Focused Equity Fund, Class II	13,961,032	225,499	(1,681,082)	483,129	(55,707)	12,932,871	1,673,075	—	—
MML Foreign Fund, Initial Class	4,148,633	66,477	(495,469)	730,537	80,830	4,531,008	391,956	—	—
MML Fundamental Equity Fund, Class II	6,456,067	99,559	(742,207)	496,884	(77,067)	6,233,236	505,534	—	—
MML Fundamental Value Fund, Class II	7,835,030	2,455,153	(7,563,571)	(634,648)	(2,091,964)	—	—	93,680	2,268,328
MML Global Fund, Class I	4,892,138	75,967	(566,210)	605,619	41,082	5,048,596	1,049,604	—	—
MML High Yield Fund, Class II	718,258	64,539	(724,920)	7,168	(65,045)	—	—	55,950	—
MML Income & Growth Fund, Initial Class	3,466,644	54,483	(406,162)	182,455	(26,557)	3,270,863	317,252	—	—
MML Inflation-Protected and Income Fund, Initial Class	5,528,256	93,453	(697,180)	454,721	(210,558)	5,168,692	576,863	—	—
MML International Equity Fund, Class II	12,499,318	199,391	(1,886,130)	2,227,306	(56,068)	12,983,817	1,071,272	—	—
MML Large Cap Growth Fund, Initial Class	7,860,423	117,567	(1,276,455)	355,909	152,409	7,209,853	389,511	—	—
MML Managed Bond Fund, Initial Class	46,799,818	14,505,344	(6,041,588)	3,320,414	(1,281,343)	57,302,645	5,113,040	—	—
MML Mid Cap Growth Fund, Initial Class	5,993,996	91,183	(679,786)	467,151	(392,644)	5,479,900	475,686	—	—
MML Mid Cap Value Fund, Initial Class	4,527,100	69,164	(515,612)	197,073	(87,784)	4,189,941	502,994	—	—
MML Short-Duration Bond Fund, Class II	13,138,882	210,270	(1,568,654)	446,144	(68,312)	12,158,330	1,293,439	—	—
MML Small Cap Growth Equity Fund, Initial Class	1,325,768	21,219	(158,189)	(38,763)	(5,105)	1,144,930	108,970	—	—
MML Small Company Value Fund, Class II	2,487,541	39,455	(294,147)	(42,173)	(118,541)	2,072,135	246,097	—	—
MML Small/Mid Cap Value Fund, Initial Class	1,484,274	22,024	(164,175)	(32,839)	3,103	1,312,387	145,336	—	—
MML Strategic Emerging Markets Fund, Class II	1,780,980	25,113	(1,811,841)	84,718	(78,970)	—	—	2,751	—
MML Total Return Bond Fund, Class II	40,809,285	14,610,896	(5,337,022)	3,203,741	(1,406,809)	51,880,091	5,701,109	—	—
	$232,222,529	$42,875,374	$(64,356,811)	$19,111,462	$(11,822,290)	$218,030,264		$1,812,087	$2,268,328

171

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/25	Number of Shares Held as of 6/30/25	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund
MassMutual High Yield Fund, Class I	$—	$693,235	$—	$17,315	$—	$710,550	87,291	$8,463	$—
MML Blue Chip Growth Fund, Initial Class	15,078,360	168,423	(1,430,238)	1,316,380	(288,636)	14,844,289	683,124	—	—
MML Dynamic Bond Fund, Class II	29,069,571	2,058,330	(29,910,375)	5,023,713	(6,241,239)	—	—	1,746,905	—
MML Equity Income Fund, Initial Class	11,887,507	10,927,968	(1,673,174)	1,183,020	290,199	22,615,520	2,109,657	—	—
MML Focused Equity Fund, Class II	21,275,560	247,356	(2,100,529)	613,335	46,482	20,082,204	2,597,957	—	—
MML Foreign Fund, Initial Class	6,247,624	72,926	(619,009)	1,185,519	59,485	6,946,545	600,912	—	—
MML Fundamental Equity Fund, Class II	9,748,872	108,847	(924,318)	536,043	103,194	9,572,638	776,370	—	—
MML Fundamental Value Fund, Class II	11,901,323	3,851,595	(11,445,095)	(1,144,492)	(3,163,331)	—	—	147,765	3,577,927
MML Global Fund, Class I	7,382,406	83,245	(706,597)	935,603	52,349	7,747,006	1,610,604	—	—
MML High Yield Fund, Class II	720,418	66,015	(725,898)	17,902	(78,437)	—	—	58,275	—
MML Income & Growth Fund, Initial Class	5,058,330	59,325	(503,785)	262,196	(34,720)	4,841,346	469,578	—	—
MML Inflation-Protected and Income Fund, Initial Class	5,545,550	68,330	(582,279)	409,618	(160,886)	5,280,333	589,323	—	—
MML International Equity Fund, Class II	19,119,650	218,411	(2,253,912)	2,958,909	449,373	20,492,431	1,690,795	—	—
MML Large Cap Growth Fund, Initial Class	11,827,910	128,831	(1,494,025)	727,703	49,725	11,240,144	607,247	—	—
MML Managed Bond Fund, Initial Class	47,324,218	14,994,001	(5,301,157)	2,901,120	(807,679)	59,110,503	5,274,353	—	—
MML Mid Cap Growth Fund, Initial Class	9,020,485	99,923	(848,537)	516,771	(407,959)	8,380,683	727,490	—	—
MML Mid Cap Value Fund, Initial Class	6,825,302	75,915	(644,672)	85,775	76,886	6,419,206	770,613	—	—
MML Short-Duration Bond Fund, Class II	13,179,181	153,745	(1,310,130)	455,707	(69,944)	12,408,559	1,320,060	—	—
MML Small Cap Growth Equity Fund, Initial Class	1,985,693	23,253	(197,460)	(90,189)	21,552	1,742,849	165,878	—	—
MML Small Company Value Fund, Class II	3,735,955	43,237	(367,166)	(12,505)	(237,599)	3,161,922	375,525	—	—
MML Small/Mid Cap Value Fund, Initial Class	2,208,598	24,008	(203,864)	(32,332)	(14,696)	1,981,714	219,459	—	—
MML Strategic Emerging Markets Fund, Class II	2,683,209	34,483	(2,725,000)	434,879	(427,571)	—	—	4,312	—
MML Total Return Bond Fund, Class II	41,225,757	15,125,330	(4,715,966)	3,031,004	(1,186,949)	53,479,176	5,876,832	—	—
	$283,051,479	$49,326,732	$(70,683,186)	$21,332,994	$(11,970,401)	$271,057,618		$1,965,720	$3,577,927

172

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/25	Number of Shares Held as of 6/30/25	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund
MassMutual High Yield Fund, Class I	$—	$1,838,615	$—	$45,924	$—	$1,884,539	231,516	$22,448	$—
MML Blue Chip Growth Fund, Initial Class	62,985,575	1,467	(6,287,608)	5,038,823	(842,678)	60,895,579	2,802,374	—	—
MML Dynamic Bond Fund, Class II	80,240,124	4,715,730	(81,703,979)	12,918,208	(16,170,083)	—	—	4,713,733	—
MML Equity Income Fund, Initial Class	49,895,527	43,817,750	(6,796,257)	5,090,032	1,016,248	93,023,300	8,677,547	—	—
MML Focused Equity Fund, Class II	87,549,326	2,155	(9,234,338)	1,642,471	1,020,359	80,979,973	10,476,064	—	—
MML Foreign Fund, Initial Class	25,393,996	636	(2,724,661)	4,787,154	206,183	27,663,308	2,393,020	—	—
MML Fundamental Equity Fund, Class II	40,665,545	950	(4,072,869)	3,145,358	(517,489)	39,221,495	3,180,981	—	—
MML Fundamental Value Fund, Class II	49,718,738	15,233,649	(47,363,266)	(6,057,530)	(11,531,591)	—	—	604,136	14,628,304
MML Global Fund, Class I	30,144,600	725	(3,107,150)	3,749,193	236,827	31,024,195	6,449,937	—	—
MML High Yield Fund, Class II	1,967,478	155,452	(1,962,048)	14,207	(175,089)	—	—	155,402	—
MML Income & Growth Fund, Initial Class	21,622,955	517	(2,214,740)	636,077	332,249	20,377,058	1,976,436	—	—
MML Inflation-Protected and Income Fund, Initial Class	15,143,874	398	(1,708,033)	1,135,851	(464,025)	14,108,065	1,574,561	—	—
MML International Equity Fund, Class II	78,236,609	1,905	(9,163,317)	12,515,020	1,316,006	82,906,223	6,840,447	—	—
MML Large Cap Growth Fund, Initial Class	48,592,556	1,122	(5,809,551)	2,506,463	633,634	45,924,224	2,481,049	—	—
MML Managed Bond Fund, Initial Class	130,225,649	38,925,903	(15,035,739)	7,869,697	(2,155,935)	159,829,575	14,261,384	—	—
MML Mid Cap Growth Fund, Initial Class	37,078,361	870	(3,730,335)	2,132,709	(1,701,126)	33,780,479	2,932,333	—	—
MML Mid Cap Value Fund, Initial Class	27,713,150	662	(2,838,808)	1,152,192	(491,603)	25,535,593	3,065,497	—	—
MML Short-Duration Bond Fund, Class II	36,068,483	895	(3,843,075)	1,239,036	(197,048)	33,268,291	3,539,180	—	—
MML Small Cap Growth Equity Fund, Initial Class	8,115,416	203	(868,065)	(65,945)	(211,245)	6,970,364	663,413	—	—
MML Small Company Value Fund, Class II	15,303,354	377	(1,614,132)	85,976	(1,093,397)	12,682,178	1,506,197	—	—
MML Small/Mid Cap Value Fund, Initial Class	9,114,865	208	(891,527)	(35,007)	(155,792)	8,032,747	889,562	—	—
MML Strategic Emerging Markets Fund, Class II	11,011,296	17,561	(11,066,459)	2,217,658	(2,180,056)	—	—	17,271	—
MML Total Return Bond Fund, Class II	113,318,136	38,925,509	(13,340,516)	8,356,505	(3,351,250)	143,908,384	15,814,108	—	—
	$980,105,613	$143,643,259	$(235,376,473)	$70,120,072	$(36,476,901)	$922,015,570		$5,512,990	$14,628,304

173

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/25	Number of Shares Held as of 6/30/25	Dividend Income	Realized Gains Distributions
Growth Allocation Fund
MassMutual High Yield Fund, Class I	$—	$1,059,547	$—	$26,465	$—	$1,086,012	133,417	$12,935	$—
MML Blue Chip Growth Fund, Initial Class	71,892,087	53,273	(5,075,301)	5,753,357	(663,478)	71,959,938	3,311,548	—	—
MML Dynamic Bond Fund, Class II	45,090,292	2,738,219	(45,945,220)	8,882,195	(10,765,486)	—	—	2,707,112	—
MML Equity Income Fund, Initial Class	56,250,756	50,675,180	(5,682,973)	6,512,596	557,917	108,313,476	10,103,869	—	—
MML Focused Equity Fund, Class II	98,370,327	78,279	(7,457,661)	1,868,660	1,286,749	94,146,354	12,179,347	—	—
MML Foreign Fund, Initial Class	28,311,869	22,932	(2,193,545)	5,796,724	(122,281)	31,815,699	2,752,223	—	—
MML Fundamental Equity Fund, Class II	45,806,514	34,470	(3,283,796)	3,472,856	(374,472)	45,655,572	3,702,804	—	—
MML Fundamental Value Fund, Class II	55,939,577	17,546,693	(53,263,583)	(5,966,162)	(14,256,525)	—	—	694,425	16,814,515
MML Global Fund, Class I	33,784,043	26,195	(2,505,505)	4,380,393	207,066	35,892,192	7,461,994	—	—
MML High Yield Fund, Class II	1,103,691	89,877	(1,101,161)	(12,011)	(80,396)	—	—	89,095	—
MML Income & Growth Fund, Initial Class	25,038,269	18,767	(1,787,719)	823,072	335,924	24,428,313	2,369,380	—	—
MML Inflation-Protected and Income Fund, Initial Class	8,500,178	7,406	(695,530)	598,683	(215,773)	8,194,964	914,617	—	—
MML International Equity Fund, Class II	88,758,633	68,783	(7,579,404)	13,524,143	2,497,070	97,269,225	8,025,514	—	—
MML Large Cap Growth Fund, Initial Class	55,325,105	40,750	(3,882,226)	3,751,312	74,432	55,309,373	2,988,081	—	—
MML Managed Bond Fund, Initial Class	74,032,292	21,947,045	(6,151,275)	4,559,564	(1,261,085)	93,126,541	8,309,560	—	—
MML Mid Cap Growth Fund, Initial Class	42,051,922	31,606	(3,011,092)	813,455	(239,011)	39,646,880	3,441,569	—	—
MML Mid Cap Value Fund, Initial Class	31,114,752	24,012	(2,287,673)	963,448	(197,537)	29,617,002	3,555,462	—	—
MML Short-Duration Bond Fund, Class II	20,636,779	16,665	(1,564,942)	690,469	(82,347)	19,696,624	2,095,386	—	—
MML Small Cap Growth Equity Fund, Initial Class	9,104,442	7,355	(700,694)	(133,230)	(166,803)	8,111,070	771,981	—	—
MML Small Company Value Fund, Class II	18,081,170	13,676	(1,302,913)	(531,198)	(658,883)	15,601,852	1,852,952	—	—
MML Small/Mid Cap Value Fund, Initial Class	10,212,788	7,595	(723,420)	(130,325)	(72,908)	9,293,730	1,029,206	—	—
MML Strategic Emerging Markets Fund, Class II	13,223,503	30,355	(13,296,280)	4,713,991	(4,671,569)	—	—	21,292	—
MML Total Return Bond Fund, Class II	63,914,377	22,939,639	(5,455,748)	4,309,852	(1,418,292)	84,289,828	9,262,618	—	—
	$896,543,366	$117,478,319	$(174,947,661)	$64,668,309	$(30,287,688)	$873,454,645		$3,524,859	$16,814,515

174

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/25	Number of Shares Held as of 6/30/25	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund
MassMutual High Yield Fund, Class I	$—	$56,322	$—	$1,407	$—	$57,729	7,092	$688	$—
MML Blue Chip Growth Fund, Initial Class	11,699,911	154,096	(744,941)	929,443	(89,995)	11,948,514	549,863	—	—
MML Dynamic Bond Fund, Class II	2,311,925	167,566	(2,382,158)	363,239	(460,572)	—	—	139,862	—
MML Equity Income Fund, Initial Class	8,946,976	8,448,738	(759,515)	996,787	151,812	17,784,798	1,659,030	—	—
MML Focused Equity Fund, Class II	15,525,892	226,713	(1,095,993)	379,751	122,452	15,158,815	1,961,037	—	—
MML Foreign Fund, Initial Class	4,844,134	66,726	(322,499)	958,297	23,550	5,570,208	481,852	—	—
MML Fundamental Equity Fund, Class II	7,630,305	99,777	(482,348)	581,574	(58,091)	7,771,217	630,269	—	—
MML Fundamental Value Fund, Class II	9,103,233	2,977,351	(8,758,719)	(783,686)	(2,538,179)	—	—	114,050	2,761,564
MML Global Fund, Class I	5,369,649	76,210	(368,338)	722,096	13,306	5,812,923	1,208,508	—	—
MML High Yield Fund, Class II	58,378	5,473	(58,926)	(3,174)	(1,751)	—	—	4,748	—
MML Income & Growth Fund, Initial Class	3,929,935	54,551	(263,706)	128,806	54,778	3,904,364	378,697	—	—
MML Inflation-Protected and Income Fund, Initial Class	449,338	7,257	(35,122)	26,400	(5,989)	441,884	49,317	—	—
MML International Equity Fund, Class II	14,361,166	199,991	(966,594)	2,640,946	(8,344)	16,227,165	1,338,875	—	—
MML Large Cap Growth Fund, Initial Class	9,230,947	117,845	(569,695)	595,572	53,289	9,427,958	509,344	—	—
MML Managed Bond Fund, Initial Class	3,844,298	1,187,111	(288,576)	247,546	(74,676)	4,915,703	438,622	—	—
MML Mid Cap Growth Fund, Initial Class	6,728,418	91,491	(442,292)	358,403	(265,992)	6,470,028	561,634	—	—
MML Mid Cap Value Fund, Initial Class	4,949,912	69,395	(335,474)	165,957	(43,307)	4,806,483	577,009	—	—
MML Short-Duration Bond Fund, Class II	1,043,250	16,327	(79,025)	34,984	(4,048)	1,011,488	107,605	—	—
MML Small Cap Growth Equity Fund, Initial Class	1,450,603	21,292	(102,924)	(23,387)	(24,792)	1,320,792	125,708	—	—
MML Small Company Value Fund, Class II	2,738,297	39,590	(191,383)	(37,888)	(143,715)	2,404,901	285,618	—	—
MML Small/Mid Cap Value Fund, Initial Class	1,635,848	21,981	(106,262)	(33,520)	799	1,518,846	168,200	—	—
MML Strategic Emerging Markets Fund, Class II	2,161,423	27,916	(2,196,638)	409,005	(401,706)	—	—	3,515	—
MML Total Return Bond Fund, Class II	3,339,147	1,180,217	(255,211)	211,442	(60,638)	4,414,957	485,160	—	—
	$121,352,985	$15,313,936	$(20,806,339)	$8,870,000	$(3,761,809)	$120,968,773		$262,863	$2,761,564

8.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

175

Notes to Financial Statements (Unaudited) (Continued)
9.	New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update 2023-09 — Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and allows for early adoption. Management is currently evaluating the impact of applying this update.

176

Financial Statements and Financial Highlights for the American Funds Insurance Series — Growth Fund (Master Fund of the MML American Funds Growth Fund) are included in the document titled “American Funds Insurance Series® Financial Statements and Other Information N-CSR Items 7-11 for the period ended June 30, 2025, that is filed herewith.

177

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. INGEFP2-998-0825 © 2025 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.78%	Shares	Value (000)
Information technology 28.43%
Microsoft Corp.	1,034,832	$514,736
Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	513,061
NVIDIA Corp.	2,403,112	379,668
Broadcom, Inc.	948,982	261,587
ASML Holding NV (ADR)	147,394	118,120
ASML Holding NV	124,200	99,134
Shopify, Inc., Class A, subordinate voting shares (a)	654,749	75,525
NEC Corp.	2,416,000	70,783
SAP SE	225,367	68,531
Cloudflare, Inc., Class A (a)	336,935	65,982
Synopsys, Inc. (a)	114,153	58,524
Samsung Electronics Co., Ltd.	1,068,680	47,353
Capgemini SE	255,102	43,587
AppLovin Corp., Class A (a)	95,469	33,422
EPAM Systems, Inc. (a)	187,399	33,136
Adobe, Inc. (a)	45,228	17,498
International Business Machines Corp.	48,049	14,164
Keyence Corp.	30,400	12,210
Ubiquiti, Inc.	20,700	8,521
Xero, Ltd. (a)	61,011	7,220
		2,442,762

Financials 16.20%
3i Group PLC	2,750,796	155,566
Visa, Inc., Class A	311,603	110,635
Citigroup, Inc.	1,104,759	94,037
Aon PLC, Class A	244,466	87,216
Fiserv, Inc. (a)	499,162	86,060
Banco Bilbao Vizcaya Argentaria SA	5,017,421	77,159
Prudential PLC	5,689,457	71,271
Societe Generale	1,237,374	70,765
Brookfield Corp., Class A	1,113,070	68,843
AXA SA	1,220,825	59,924
Tradeweb Markets, Inc., Class A	332,600	48,693
Swissquote Group Holding, Ltd.	80,515	45,603
CVC Capital Partners PLC	1,959,718	40,121
Blackstone, Inc.	255,000	38,143
Ameriprise Financial, Inc.	67,606	36,083
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	31,939
Partners Group Holding AG	24,055	31,378
Eurobank Ergasias Services and Holdings SA	8,619,374	29,607
CME Group, Inc., Class A	103,473	28,519
XP, Inc., Class A	1,360,351	27,479
VZ Holding AG	122,172	26,730
Japan Post Insurance Co., Ltd.	1,156,950	26,199
UniCredit SpA	359,971	24,131
Aviva PLC	2,408,746	20,473
CaixaBank SA, non-registered shares	2,148,574	18,612
FinecoBank SpA	635,542	14,101
Skandinaviska Enskilda Banken AB, Class A	608,175	10,613
AIA Group, Ltd.	913,107	8,189
Jackson Financial, Inc., Class A	44,327	3,936
		1,392,025

Industrials 15.26%
Safran SA	544,489	176,957
Comfort Systems USA, Inc.	278,016	149,075
TransDigm Group, Inc.	50,071	76,140
Airbus SE, non-registered shares	364,243	76,055

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
BAE Systems PLC	2,424,921	$62,793
Ryanair Holdings PLC (ADR)	1,069,423	61,674
Copart, Inc. (a)	1,011,807	49,649
Howmet Aerospace, Inc.	262,240	48,811
GT Capital Holdings, Inc.	4,680,871	47,698
Saab AB, Class B	797,272	44,461
RELX PLC	721,205	38,975
Crane Co.	204,000	38,738
Siemens AG	150,600	38,611
Honeywell International, Inc.	159,884	37,234
Ingersoll-Rand, Inc.	433,179	36,032
Boeing Co. (The) (a)	159,644	33,450
Hitachi, Ltd.	1,115,800	32,582
Compagnie de Saint-Gobain SA, non-registered shares	270,675	31,769
General Electric Co.	112,142	28,864
Alliance Global Group, Inc.	156,400,700	25,044
ASSA ABLOY AB, Class B	777,100	24,247
Schneider Electric SE	88,500	23,539
Core & Main, Inc., Class A (a)	303,180	18,297
Carrier Global Corp.	242,000	17,712
ITOCHU Corp.	312,960	16,421
Kongsberg Gruppen ASA	404,170	15,673
DSV A/S	59,397	14,273
RS Group PLC	1,745,907	13,768
ATI, Inc. (a)	152,323	13,152
Recruit Holdings Co., Ltd.	167,400	9,922
Daikin Industries, Ltd.	76,900	9,091
		1,310,707

Consumer discretionary 14.61%
Amazon.com, Inc. (a)	518,956	113,854
Chipotle Mexican Grill, Inc. (a)	1,878,200	105,461
Prosus NV, Class N	1,846,586	103,256
MercadoLibre, Inc. (a)	39,062	102,094
Booking Holdings, Inc.	15,225	88,141
Renault SA	1,688,781	77,841
Compagnie Financiere Richemont SA, Class A	338,392	63,738
Starbucks Corp.	616,040	56,448
Trip.com Group, Ltd. (ADR)	932,676	54,692
MGM China Holdings, Ltd.	28,793,200	47,243
Sanrio Co., Ltd.	950,000	45,968
Entain PLC	3,341,847	41,331
InterContinental Hotels Group PLC	360,000	41,035
LKQ Corp.	1,041,420	38,543
Flutter Entertainment PLC (a)	126,797	36,233
LVMH Moet Hennessy-Louis Vuitton SE	64,729	33,900
Moncler SpA	527,245	30,053
Inchcape PLC	2,991,192	29,808
Ferrari NV (EUR denominated)	51,774	25,377
Restaurant Brands International, Inc. (CAD denominated)	318,949	21,157
Toll Brothers, Inc.	167,692	19,139
Wynn Macau, Ltd.	21,430,000	14,796
YUM! Brands, Inc.	94,493	14,002
Alibaba Group Holding, Ltd. (ADR)	98,929	11,219
Industria de Diseno Textil SA	209,813	10,919
Global-E Online, Ltd. (a)	300,000	10,062
Tesla, Inc. (a)	29,759	9,453
Hyundai Motor Co.	61,211	9,230
		1,254,993

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)

Health care 8.77%
Eli Lilly and Co.	205,754	$160,391
Vertex Pharmaceuticals, Inc. (a)	247,071	109,996
Novo Nordisk AS, Class B	984,147	68,306
Sanofi	640,801	62,055
Argenx SE (ADR) (a)	97,099	53,523
Regeneron Pharmaceuticals, Inc.	83,600	43,890
Cigna Group (The)	132,736	43,880
Alnylam Pharmaceuticals, Inc. (a)	123,340	40,220
Pfizer, Inc.	1,418,993	34,396
Centene Corp. (a)	580,852	31,529
EssilorLuxottica SA	91,606	25,131
UnitedHealth Group, Inc.	70,900	22,119
Siemens Healthineers AG	345,670	19,162
Bayer AG	537,074	16,154
Thermo Fisher Scientific, Inc.	32,200	13,056
Pro Medicus, Ltd.	48,121	9,029
Viatris, Inc.	110,678	988
Euroapi SA (a)(b)	5,869	20
		753,845

Communication services 6.37%
Meta Platforms, Inc., Class A	242,200	178,765
Alphabet, Inc., Class A	881,162	155,287
Spotify Technology SA (a)	97,672	74,948
Publicis Groupe SA	408,300	46,018
Nintendo Co., Ltd.	376,100	36,251
Bharti Airtel, Ltd.	868,779	20,358
Tencent Holdings, Ltd.	297,100	19,037
CTS Eventim AG & Co. KGaA	135,001	16,761
		547,425

Consumer staples 3.17%
Dollar General Corp.	408,173	46,687
British American Tobacco PLC	863,200	41,032
Costco Wholesale Corp.	35,210	34,856
Carrefour SA, non-registered shares	2,201,230	31,037
Philip Morris International, Inc.	167,000	30,416
Monster Beverage Corp. (a)	440,000	27,562
Nestle SA	261,067	25,937
Pernod Ricard SA	192,833	19,217
Loblaw Companies, Ltd.	93,102	15,400
		272,144

Energy 2.22%
Canadian Natural Resources, Ltd. (CAD denominated)	1,940,000	60,974
TotalEnergies SE	679,182	41,682
Tourmaline Oil Corp.	612,792	29,565
NAC Kazatomprom JSC (GDR)	585,731	25,304
Reliance Industries, Ltd.	1,105,000	19,335
Schlumberger NV	406,169	13,729
		190,589

Materials 2.13%
Linde PLC	214,708	100,737
Amcor PLC (CDI)	3,567,000	33,336

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
First Quantum Minerals, Ltd. (a)	1,128,850	$20,053
LyondellBasell Industries NV	250,227	14,478
Lynas Rare Earths, Ltd. (a)	2,549,209	14,445
		183,049

Utilities 0.52%
Torrent Power, Ltd.	1,918,769	32,836
FirstEnergy Corp.	286,296	11,526
		44,362

Real estate 0.10%
Mirvac Group REIT	5,948,947	8,614
Total common stocks (cost: $4,866,714,000)		8,400,515
Preferred securities 0.19%
Information technology 0.19%
Samsung Electronics Co., Ltd., nonvoting preferred shares	460,450	16,888
Total preferred securities (cost: $12,816,000)		16,888
Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.35% (c)(d)	2,375,659	237,566
Total short-term securities (cost: $237,553,000)		237,566
Total investment securities 100.74% (cost: $5,117,083,000)		8,654,969
Other assets less liabilities (0.74)%		(63,517)
Net assets 100.00%		$8,591,452
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.35% (c)	$283,574	$775,998	$821,926	$(41)	$(39)	$237,566	$5,913

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $11,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(c)	Rate represents the seven-day yield at 6/30/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars

CDI = CREST Depository Interest
EUR = Euros

GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	4

Global Small Capitalization Fund
Investment portfolio June 30, 2025unaudited

Common stocks 94.90%	Shares	Value (000)
Industrials 22.49%
Cleanaway Waste Management, Ltd.	16,692,698	$29,883
International Container Terminal Services, Inc.	3,892,880	28,404
Takasago Thermal Engineering Co., Ltd.	550,274	27,081
UL Solutions, Inc., Class A	357,358	26,037
CBIZ, Inc. (a)	360,344	25,840
ATI, Inc. (a)	273,691	23,630
Diploma PLC	348,043	23,352
Trelleborg AB, Class B	614,656	22,875
Qantas Airways, Ltd.	3,113,684	22,009
Adecco Group AG	726,245	21,583
Nexans SA	165,102	21,568
VSE Corp.	161,862	21,201
Comfort Systems USA, Inc.	31,592	16,940
Inox Wind, Ltd. (a)	8,025,554	16,409
Carel Industries SpA	596,421	15,878
Rumo SA	4,466,646	15,234
LS Electric Co., Ltd.	68,327	15,138
Casella Waste Systems, Inc., Class A (a)	128,613	14,839
Sinfonia Technology Co., Ltd.	218,586	14,815
Air Lease Corp., Class A	250,000	14,622
REV Group, Inc.	291,763	13,885
Hensoldt AG	117,338	13,462
RENK Group AG	157,353	12,578
Kandenko Co., Ltd.	530,900	12,288
Godrej Industries, Ltd. (a)	802,102	11,655
ICF International, Inc.	120,109	10,174
Alaska Air Group, Inc. (a)	200,000	9,896
Howden Joinery Group PLC	831,191	9,766
IMCD NV	71,833	9,650
First Advantage Corp. (a)	578,142	9,603
Applied Industrial Technologies, Inc.	39,533	9,189
dormakaba Holding AG	9,722	8,883
Addtech AB, Class B	245,222	8,346
Visional, Inc. (a)	105,238	8,119
XPO, Inc. (a)	63,304	7,995
Engcon AB, Class B	770,224	7,343
Reliance Worldwide Corp., Ltd.	2,633,607	7,107
Tetra Tech, Inc.	197,183	7,091
Beijer Ref AB, Class B	445,805	7,037
Bombardier, Inc., Class B (a)	75,000	6,534
Localiza Rent a Car SA, ordinary nominative shares	855,885	6,383
SPIE SA	111,728	6,278
Georg Fischer AG	69,127	5,650
CSW Industrials, Inc.	19,652	5,637
Trex Co., Inc. (a)	102,977	5,600
Byrna Technologies, Inc. (a)	166,228	5,133
Kurita Water Industries, Ltd.	125,000	4,946
SATS, Ltd.	2,022,100	4,835
Matson, Inc.	41,560	4,628
AZEK Co., Inc. (The), Class A (a)	81,825	4,447
WESCO International, Inc.	20,529	3,802
IndiaMart InterMesh, Ltd.	122,889	3,723
KEI Industries, Ltd.	84,089	3,719
Wizz Air Holdings PLC (a)(b)	221,203	3,310
Sterling Infrastructure, Inc. (a)	13,897	3,206
Voyager Technologies, Inc., Class A (a)(b)	61,500	2,414
Herc Holdings, Inc.	15,514	2,043
Delhivery, Ltd. (a)	433,780	1,936

5	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mueller Industries, Inc.	23,732	$1,886
THK Co., Ltd.	64,800	1,736
McGrath RentCorp	4,336	503
		689,754

Financials 15.43%
Cholamandalam Investment and Finance Co., Ltd.	1,955,819	37,128
Eurobank Ergasias Services and Holdings SA	9,230,606	31,706
Glacier Bancorp, Inc.	675,237	29,089
HDFC Asset Management Co., Ltd.	480,000	29,059
Vontobel Holding AG	354,868	28,669
Stifel Financial Corp.	269,807	28,001
SLM Corp.	824,188	27,025
Max Financial Services, Ltd. (a)	982,332	18,867
Baldwin Insurance Group, Inc. (The), Class A (a)	436,452	18,684
IIFL Finance, Ltd. (a)	3,028,075	16,692
Janus Henderson Group PLC	422,023	16,391
SiriusPoint, Ltd. (a)	700,000	14,273
Lazard, Inc., Class A	297,467	14,272
Porto Seguro SA	1,400,932	14,233
Home BancShares, Inc.	495,420	14,100
Pluxee NV	642,301	13,989
Asia Commercial Joint Stock Bank	13,830,250	11,278
Banco del Bajio, SA	4,062,979	9,819
SouthState Corp.	102,954	9,475
Essent Group, Ltd.	150,000	9,109
First American Financial Corp.	143,871	8,832
Patria Investments, Ltd., Class A	537,189	7,553
360 ONE WAM, Ltd.	469,058	6,533
EFG International AG	334,117	6,190
Discovery, Ltd.	483,482	5,866
Sprott, Inc.	82,833	5,726
CVB Financial Corp.	288,772	5,715
Bridgepoint Group PLC	1,232,030	5,256
Kyoto Financial Group, Inc.	263,300	4,721
PJT Partners, Inc., Class A	28,318	4,673
Root, Inc., Class A (a)	35,560	4,551
JB Financial Group Co., Ltd.	294,756	4,488
Haci Omer Sabanci Holding AS	1,751,573	3,944
FirstCash Holdings, Inc.	25,763	3,482
Capitec Bank Holdings, Ltd.	11,138	2,234
BNK Financial Group, Inc.	173,416	1,600
		473,223

Information technology 13.18%
Allegro MicroSystems, Inc. (a)	1,164,843	39,826
PAR Technology Corp. (a)(c)	325,484	22,579
PAR Technology Corp. (a)	155,085	10,758
MACOM Technology Solutions Holdings, Inc. (a)	225,450	32,305
King Slide Works Co., Ltd.	361,784	25,203
Silicon Laboratories, Inc. (a)	161,697	23,828
Pegasystems, Inc.	359,598	19,465
Kokusai Electric Corp.	802,379	19,318
Q2 Holdings, Inc. (a)	198,415	18,570
Credo Technology Group Holding, Ltd. (a)	194,072	17,969
Semtech Corp. (a)	356,911	16,111
eMemory Technology, Inc.	168,430	13,607
Lumentum Holdings, Inc. (a)	137,966	13,115
Insight Enterprises, Inc. (a)	84,243	11,633

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Riken Keiki Co., Ltd.	543,100	$11,408
Klaviyo, Inc., Class A (a)	328,169	11,020
Maruwa Co., Ltd.	38,254	10,982
Alphawave IP Group PLC (a)	3,569,476	8,535
Tokyo Seimitsu Co., Ltd.	124,023	8,279
Ncino, Inc. (a)	269,841	7,547
Fabrinet, non-registered shares (a)	25,161	7,414
Unity Software, Inc. (a)	302,073	7,310
Lattice Semiconductor Corp. (a)	139,780	6,848
Topicus.com, Inc., subordinate voting shares (a)	51,481	6,450
Confluent, Inc., Class A (a)	235,033	5,859
MKS, Inc.	56,170	5,581
Softcat PLC	211,275	4,979
HPSP Co., Ltd.	182,260	3,748
Cellebrite DI, Ltd. (a)	194,979	3,120
Hexaware Technologies, Ltd.	265,045	2,629
Blockchain Group (The) (a)(b)	490,674	2,491
ASMPT, Ltd.	316,400	2,320
MongoDB, Inc., Class A (a)	10,484	2,201
Silvaco Group, Inc. (a)(b)	163,728	773
Yotpo, Ltd. (a)(c)(d)	678,736	428
		404,209

Consumer discretionary 12.48%
Entain PLC	3,136,472	38,791
DraftKings, Inc., Class A (a)	657,778	28,212
Thor Industries, Inc.	281,786	25,025
Sega Sammy Holdings, Inc.	918,700	22,042
Genius Sports, Ltd. (a)	1,640,078	17,057
TopBuild Corp. (a)	52,196	16,898
Light & Wonder, Inc. (a)	97,580	9,393
Light & Wonder, Inc. Chess Depository Receipt (a)	75,431	7,319
Inchcape PLC	1,658,830	16,531
Food & Life Cos., Ltd.	315,200	15,354
Wyndham Hotels & Resorts, Inc.	180,987	14,698
CAVA Group, Inc. (a)	172,411	14,522
Guzman y Gomez, Ltd. (a)	626,907	11,672
Champion Homes, Inc. (a)	181,982	11,394
Acushnet Holdings Corp.	150,000	10,923
Ollie’s Bargain Outlet Holdings, Inc. (a)	78,598	10,358
Grand Canyon Education, Inc. (a)	50,511	9,547
Boot Barn Holdings, Inc. (a)	60,630	9,216
Lottomatica Group SpA	324,745	9,012
Sanrio Co., Ltd.	150,500	7,282
Patrick Industries, Inc.	73,088	6,744
tonies SE, Class A (a)	960,519	6,743
MRF, Ltd.	4,006	6,650
Steven Madden, Ltd.	270,679	6,491
Camping World Holdings, Inc., Class A	363,746	6,253
Aditya Vision, Ltd.	1,409,045	6,129
Yonex Co., Ltd.	300,000	6,041
Tube Investments of India, Ltd.	166,232	6,026
Five Below, Inc. (a)	41,947	5,503
Cairn Homes PLC (EUR denominated)	2,026,044	5,119
Zalando SE, non-registered shares (a)	142,442	4,690
Smartfit Escola de Ginastica e Danca SA	980,320	4,482

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Shoei Co., Ltd.	320,200	$3,869
Victoria’s Secret & Co. (a)	137,388	2,544
EIH, Ltd.	29,163	126
		382,656

Health care 11.54%
Insulet Corp. (a)	138,345	43,465
Masimo Corp. (a)	176,106	29,625
DiaSorin Italia SpA	218,636	23,400
Ensign Group, Inc. (The)	131,436	20,275
Max Healthcare Institute, Ltd.	1,220,256	18,156
Carl Zeiss Meditec AG, non-registered shares (b)	236,775	15,898
Vimian Group AB (publ) (a)(b)	3,741,179	15,818
IDEAYA Biosciences, Inc. (a)	683,100	14,359
Glenmark Pharmaceuticals, Ltd.	653,989	13,374
Ambu AS, Class B, non-registered shares	799,520	12,547
Addus HomeCare Corp. (a)	105,462	12,148
BridgeBio Pharma, Inc. (a)	266,511	11,508
Asker Healthcare Group AB (a)	964,065	11,107
CONMED Corp.	189,210	9,854
Encompass Health Corp.	78,343	9,607
Haemonetics Corp. (a)	124,768	9,309
iRhythm Technologies, Inc. (a)	49,337	7,596
Aster DM Healthcare, Ltd.	1,089,547	7,573
Kymera Therapeutics, Inc. (a)	149,795	6,537
Indegene, Ltd.	965,116	6,467
Denali Therapeutics, Inc. (a)	454,147	6,354
Integer Holdings Corp. (a)	50,070	6,157
Bio-Techne Corp.	117,228	6,031
Vaxcyte, Inc. (a)	180,439	5,866
Dr. Lal PathLabs, Ltd.	151,312	4,934
AddLife AB, Class B	241,770	4,822
Vericel Corp. (a)	97,455	4,147
Establishment Labs Holdings, Inc. (a)(b)	92,322	3,943
Enliven Therapeutics, Inc. (a)(b)	149,388	2,997
Prestige Consumer Healthcare, Inc. (a)	32,983	2,634
Angelalign Technology, Inc.	318,348	2,293
Zealand Pharma AS (a)(b)	39,000	2,184
Bachem Holding AG (b)	24,766	1,810
Biohaven, Ltd. (a)	62,303	879
		353,674

Materials 5.92%
Materion Corp.	255,673	20,293
Knife River Corp. (a)	242,566	19,803
Resonac Holdings Co., Ltd.	827,000	19,233
Sumitomo Bakelite Co., Ltd.	639,359	18,510
Celanese Corp.	294,262	16,281
Lundin Gold, Inc.	300,000	15,840
Lundin Mining Corp.	1,000,000	10,516
Huhtamaki OYJ	276,021	9,845
Dyno Nobel, Ltd.	5,276,174	9,341
LANXESS AG	241,395	7,183
Acerinox, SA	507,145	6,464
Osaka Soda Co., Ltd.	384,900	4,803
Verallia SAS	140,206	4,657
Cabot Corp.	48,229	3,617
Arkema SA	43,503	3,205
Vicat SACA	40,492	2,805

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Umicore SA	181,924	$2,674
ASP Isotopes, Inc. (a)(b)	344,175	2,533
NV Bekaert SA	53,808	2,222
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,552
		181,377

Communication services 4.39%
Magnite, Inc. (a)	1,533,111	36,979
Nippon Television Holdings, Inc.	1,086,100	25,236
Indosat Tbk PT	135,085,677	17,390
Springer Nature AG & Co. KGaA, non-registered shares	609,415	13,395
Rightmove PLC	1,209,594	13,094
New York Times Co., Class A	175,000	9,796
Lionsgate Studios Corp. (a)	1,051,920	6,112
Future PLC	515,448	5,158
JCDecaux SE	183,003	3,341
Starz Entertainment Corp. (a)	151,869	2,441
Bharti Hexacom, Ltd.	68,127	1,551
		134,493

Real estate 2.58%
Embassy Office Parks REIT	5,208,572	23,656
Charter Hall Group REIT	1,663,583	21,011
Lodha Developers, Ltd.	442,564	7,143
UMH Properties, Inc. REIT	410,600	6,894
St. Joe Co.	124,878	5,956
Mindspace Business Parks REIT	1,250,000	5,831
Corp. Inmobiliaria Vesta, SAB de CV (b)	1,900,000	5,222
Altus Group, Ltd.	89,910	3,479
		79,192

Consumer staples 2.50%
Raia Drogasil SA, ordinary nominative shares	7,178,745	19,978
Universal Robina Corp.	11,735,715	18,657
BBB Foods, Inc., Class A (a)	669,472	18,585
Lamb Weston Holdings, Inc.	170,000	8,814
Apotea Sverige AB (a)	845,173	7,879
e.l.f. Beauty, Inc. (a)	22,848	2,843
		76,756

Energy 2.48%
Weatherford International	512,177	25,768
NuVista Energy, Ltd. (a)	1,249,839	13,749
CNX Resources Corp. (a)	350,000	11,788
Vista Energy, SAB de CV, Class A (ADR) (a)	202,376	9,676
Aegis Logistics Ltd.	790,464	7,151
Aegis Vopak Terminals, Ltd. (a)	711,249	2,035
Aegis Vopak Terminals, Ltd. (a)(e)	241,762	692
NexGen Energy, Ltd. (a)	380,341	2,639
Denison Mines Corp. (a)	1,375,744	2,515
		76,013

Utilities 1.91%
Neoenergia SA	4,000,086	18,819
Black Hills Corp.	197,486	11,079

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Talen Energy Corp. (a)	36,428	$10,592
SembCorp Industries, Ltd.	1,536,800	8,279
Nippon Gas Co., Ltd.	411,600	7,577
ACEN Corp.	50,415,592	2,318
		58,664
Total common stocks (cost: $2,104,018,000)		2,910,011
Preferred securities 0.77%
Information technology 0.47%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	11,470
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	1,360
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	181
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	173
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	116
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	56
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	48
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	27
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	21
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	1,070
		14,522

Financials 0.30%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	641,250	9,138
Total preferred securities (cost: $28,669,000)		23,660
Convertible stocks 0.43%
Materials 0.43%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	406,409	13,046
Total convertible stocks (cost: $12,428,000)		13,046
Convertible bonds & notes 0.13%	Principal amount (000)
Information technology 0.13%
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	USD600	908
Wolfspeed, Inc., convertible notes, 0.25% 2/15/2028	3,235	833
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	8,923	2,298
Total convertible bonds & notes (cost: $4,448,000)		4,039
Short-term securities 5.28%	Shares
Money market investments 4.64%
Capital Group Central Cash Fund 4.35% (f)(g)	1,423,124	142,312

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.64%
Capital Group Central Cash Fund 4.35% (f)(g)(h)	138,096	$13,810
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)	5,832,209	5,832
		19,642
Total short-term securities (cost: $161,942,000)		161,954
Total investment securities 101.51% (cost: $2,311,505,000)		3,112,710
Other assets less liabilities (1.51)%		(46,233)
Net assets 100.00%		$3,066,477
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Lands’ End, Inc. (a)(i)	$27,594	$—	$16,981	$2,176	$(12,789)	$—	$—
Short-term securities 5.09%
Money market investments 4.64%
Capital Group Central Cash Fund 4.35% (f)	16,001	418,610	292,289	(20)	10	142,312	2,399
Money market investments purchased with collateral from securities on loan 0.45%
Capital Group Central Cash Fund 4.35% (f)(h)	19,927		6,117 (j)			13,810	— (k)
Total short-term securities						156,122
Total 5.09%				$2,156	$(12,779)	$156,122	$2,399

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp. (a)	3/8/2024	$12,580	$22,579	0.74%
SmartHR, Inc., Series D, preferred shares (a)(d)	5/28/2021	14,344	11,470	0.37
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	1,360	0.05
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	428	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	181	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	173	0.01
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	116	0.00 (l)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	56	0.00 (l)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	48	0.00 (l)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	27	0.00 (l)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	21	0.00 (l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	1,070	0.03
Total		$39,671	$37,529	1.22%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $21,033,000, which represented 0.69% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $37,529,000, which represented 1.22% of the net assets of the fund.

(d)	Value determined using significant unobservable inputs.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $692,000, which represented 0.02% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Rate represents the seven-day yield at 6/30/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Affiliated issuer during the reporting period but no longer held at 6/30/2025.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	12

Growth Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.18%	Shares	Value (000)
Information technology 27.11%
NVIDIA Corp.	16,406,398	$2,592,047
Microsoft Corp.	4,808,489	2,391,790
Broadcom, Inc.	7,732,511	2,131,467
Cloudflare, Inc., Class A (a)	4,644,781	909,587
Shopify, Inc., Class A, subordinate voting shares (a)	7,554,237	871,381
MicroStrategy, Inc., Class A (a)	1,507,861	609,523
Micron Technology, Inc.	4,702,712	579,609
Taiwan Semiconductor Manufacturing Co., Ltd.	10,759,000	390,406
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	84,037
Apple, Inc.	2,252,048	462,053
Salesforce, Inc.	1,191,227	324,836
Constellation Software, Inc.	87,642	321,361
Adobe, Inc. (a)	740,568	286,511
Synopsys, Inc. (a)	548,921	281,421
SK hynix, Inc.	1,164,664	251,987
Motorola Solutions, Inc.	392,000	164,820
ASML Holding NV (ADR)	159,102	127,502
ASML Holding NV	25,261	20,163
KLA Corp.	145,050	129,927
Oracle Corp.	588,434	128,649
Unity Software, Inc. (a)	5,288,825	127,990
Palantir Technologies, Inc., Class A (a)	809,801	110,392
AppLovin Corp., Class A (a)	270,000	94,522
Datadog, Inc., Class A (a)	649,685	87,272
DocuSign, Inc. (a)	922,000	71,815
ARM Holdings PLC (ADR) (a)(b)	437,756	70,803
Intel Corp.	2,250,000	50,400
RingCentral, Inc., Class A (a)	1,465,500	41,547
Atlassian Corp., Class A (a)	175,462	35,635
ServiceNow, Inc. (a)	31,490	32,374
Fair Isaac Corp. (a)	16,963	31,008
ASM International NV	41,358	26,473
Accenture PLC, Class A	74,063	22,137
Applied Materials, Inc.	102,877	18,834
MKS, Inc.	101,047	10,040
HubSpot, Inc. (a)	14,369	7,998
Stripe, Inc., Class B (a)(c)(d)	168,598	5,985
		13,904,302

Communication services 19.98%
Meta Platforms, Inc., Class A	6,460,365	4,768,331
Netflix, Inc. (a)	1,675,116	2,243,198
Alphabet, Inc., Class C	6,355,470	1,127,397
Alphabet, Inc., Class A	5,364,896	945,455
Charter Communications, Inc., Class A (a)	752,094	307,464
Snap, Inc., Class A, nonvoting shares (a)	27,200,000	236,368
ROBLOX Corp., Class A (a)	1,951,083	205,254
Live Nation Entertainment, Inc. (a)	1,297,347	196,263
Take-Two Interactive Software, Inc. (a)	355,373	86,302
Comcast Corp., Class A	1,343,725	47,957
Nintendo Co., Ltd.	411,400	39,653
T-Mobile US, Inc.	99,374	23,677
Pinterest, Inc., Class A (a)	352,109	12,627
Frontier Communications Parent, Inc. (a)	244,130	8,886
		10,248,832

Consumer discretionary 13.76%
Tesla, Inc. (a)	7,509,093	2,385,339
Amazon.com, Inc. (a)	5,592,177	1,226,868

13	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	2,278,615	$713,525
DoorDash, Inc., Class A (a)	1,700,000	419,067
Chipotle Mexican Grill, Inc. (a)	5,026,162	282,219
NIKE, Inc., Class B	3,183,461	226,153
Tractor Supply Co.	3,325,000	175,460
Hermes International	61,000	165,195
Aramark	3,218,114	134,742
Burlington Stores, Inc. (a)	571,948	133,058
Norwegian Cruise Line Holdings, Ltd. (a)	6,094,950	123,606
Booking Holdings, Inc.	21,261	123,085
Home Depot, Inc.	315,781	115,778
Duolingo, Inc., Class A (a)	267,716	109,769
Flutter Entertainment PLC (a)	330,165	94,348
Rivian Automotive, Inc., Class A (a)(b)	5,693,160	78,224
Wayfair, Inc., Class A (a)	1,406,061	71,906
Service Corp. International	848,647	69,080
D.R. Horton, Inc.	478,018	61,626
Amadeus IT Group SA, Class A, non-registered shares	661,683	55,714
Starbucks Corp.	443,476	40,636
DraftKings, Inc., Class A (a)	908,357	38,959
YUM! Brands, Inc.	246,744	36,563
Floor & Decor Holdings, Inc., Class A (a)	437,000	33,194
Five Below, Inc. (a)	252,000	33,057
Churchill Downs, Inc.	295,641	29,860
Marriott International, Inc., Class A	56,000	15,300
Polaris, Inc.	371,000	15,081
TopBuild Corp. (a)	40,220	13,021
YETI Holdings, Inc. (a)	325,329	10,254
Caesars Entertainment, Inc. (a)	356,300	10,115
Hilton Worldwide Holdings, Inc.	36,119	9,620
Helen of Troy, Ltd. (a)	269,597	7,651
		7,058,073

Health care 11.06%
Intuitive Surgical, Inc. (a)	1,991,933	1,082,437
Eli Lilly and Co.	922,850	719,389
Vertex Pharmaceuticals, Inc. (a)	1,490,615	663,622
Alnylam Pharmaceuticals, Inc. (a)	1,686,200	549,853
UnitedHealth Group, Inc.	930,678	290,344
Boston Scientific Corp. (a)	2,547,986	273,679
HCA Healthcare, Inc.	627,846	240,528
Thermo Fisher Scientific, Inc.	472,926	191,753
Hims & Hers Health, Inc., Class A (a)	2,848,145	141,980
Illumina, Inc. (a)	1,344,976	128,324
Regeneron Pharmaceuticals, Inc.	231,073	121,313
Centene Corp. (a)	2,053,544	111,466
Bristol-Myers Squibb Co.	1,979,253	91,620
Guardant Health, Inc. (a)	1,705,050	88,731
Insmed, Inc. (a)	796,167	80,126
Ascendis Pharma AS (ADR) (a)	444,896	76,789
Mettler-Toledo International, Inc. (a)	62,042	72,882
Align Technology, Inc. (a)	369,578	69,972
Danaher Corp.	340,644	67,291
Ionis Pharmaceuticals, Inc. (a)	1,674,900	66,175
Novo Nordisk AS, Class B	917,755	63,698
Exact Sciences Corp. (a)	1,192,321	63,360
EssilorLuxottica SA	229,003	62,826
BioNTech SE (ADR) (a)(b)	562,734	59,914
Abbott Laboratories	371,669	50,551
Molina Healthcare, Inc. (a)	161,327	48,059

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
AstraZeneca PLC	343,952	$47,779
Royalty Pharma PLC, Class A	955,185	34,415
Veeva Systems, Inc., Class A (a)	87,585	25,223
IQVIA Holdings, Inc. (a)	105,500	16,626
CRISPR Therapeutics AG (a)(b)	334,619	16,276
Amgen, Inc.	55,569	15,515
Elevance Health, Inc.	26,768	10,412
QIAGEN NV	215,885	10,375
Verily Life Sciences, LLC (a)(c)(d)	300,178	9,825
Sarepta Therapeutics, Inc. (a)	498,337	8,521
		5,671,649

Industrials 10.54%
TransDigm Group, Inc.	716,472	1,089,496
General Electric Co.	1,544,121	397,441
Quanta Services, Inc.	987,626	373,402
Uber Technologies, Inc. (a)	3,500,000	326,550
Axon Enterprise, Inc. (a)	366,366	303,329
United Rentals, Inc.	343,479	258,777
Ingersoll-Rand, Inc.	2,632,733	218,991
GE Vernova, Inc.	384,741	203,586
United Airlines Holdings, Inc. (a)	2,300,410	183,182
ATI, Inc. (a)	2,086,140	180,117
Dayforce, Inc. (a)	3,030,416	167,855
Republic Services, Inc.	664,509	163,875
Equifax, Inc.	626,858	162,588
Boeing Co. (The) (a)	684,135	143,347
FTAI Aviation, Ltd.	1,094,574	125,920
Copart, Inc. (a)	2,348,144	115,223
Northrop Grumman Corp.	202,123	101,057
Airbus SE, non-registered shares	426,445	89,043
Ryanair Holdings PLC (ADR)	1,404,492	80,997
Ryanair Holdings PLC	96,554	2,732
Rocket Lab Corp. (a)(b)	2,320,675	83,011
Casella Waste Systems, Inc., Class A (a)	701,174	80,901
Old Dominion Freight Line, Inc.	490,000	79,527
Willscot Holdings Corp., Class A	2,545,837	69,756
Carrier Global Corp.	739,587	54,130
ITT, Inc.	343,000	53,793
Saia, Inc. (a)	192,280	52,683
Honeywell International, Inc.	204,196	47,553
HEICO Corp.	137,622	45,140
Bombardier, Inc., Class B (a)	518,058	45,135
XPO, Inc. (a)	263,564	33,286
Lennox International, Inc.	43,370	24,861
Safran SA	49,416	16,060
FedEx Corp.	68,327	15,531
Tetra Tech, Inc.	342,234	12,307
Einride AB (a)(c)(d)	78,648	2,633
		5,403,815

Financials 7.98%
Visa, Inc., Class A	2,685,292	953,413
Bank of America Corp.	7,760,600	367,232
Fiserv, Inc. (a)	1,979,966	341,366
Toast, Inc., Class A (a)	7,274,350	322,181
Mastercard, Inc., Class A	492,848	276,951
KKR & Co., Inc.	2,009,945	267,383
Affirm Holdings, Inc., Class A (a)	3,595,701	248,607

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Apollo Asset Management, Inc.	1,370,731	$194,466
Brookfield Corp., Class A	2,314,781	143,169
Capital One Financial Corp.	632,231	134,513
Blackstone, Inc.	802,515	120,040
Blue Owl Capital, Inc., Class A	4,832,647	92,835
Progressive Corp.	307,337	82,016
Block, Inc., Class A (a)	1,119,780	76,067
UBS Group AG	2,174,000	73,567
Ryan Specialty Holdings, Inc., Class A	1,007,426	68,495
First Citizens BancShares, Inc., Class A	31,833	62,280
Marsh & McLennan Cos., Inc.	275,836	60,309
Ares Management Corp., Class A	346,466	60,008
Truist Financial Corp.	1,350,366	58,052
Intercontinental Exchange, Inc.	176,208	32,329
Aon PLC, Class A	57,337	20,455
Kinsale Capital Group, Inc.	34,500	16,694
Arch Capital Group, Ltd.	159,854	14,555
Coinbase Global, Inc., Class A (a)	21,116	7,401
		4,094,384

Consumer staples 2.05%
Performance Food Group Co. (a)	3,559,500	311,350
Costco Wholesale Corp.	303,405	300,353
Dollar General Corp.	665,684	76,141
Mondelez International, Inc., Class A	861,831	58,122
Bunge Global SA	679,809	54,575
Philip Morris International, Inc.	298,723	54,406
Constellation Brands, Inc., Class A	325,000	52,871
Church & Dwight Co., Inc.	483,136	46,434
Dollar Tree Stores, Inc. (a)	372,328	36,875
Keurig Dr Pepper, Inc.	903,000	29,853
Estee Lauder Cos., Inc. (The), Class A	350,812	28,346
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	2,671
		1,051,997

Energy 1.98%
EOG Resources, Inc.	2,848,235	340,677
MEG Energy Corp.	8,273,055	156,318
Baker Hughes Co., Class A	3,500,000	134,190
Cenovus Energy, Inc. (CAD denominated)	6,693,761	91,085
TechnipFMC PLC	2,000,000	68,880
Canadian Natural Resources, Ltd. (CAD denominated)	2,160,826	67,915
Diamondback Energy, Inc.	325,000	44,655
EQT Corp.	701,954	40,938
Tourmaline Oil Corp.	596,759	28,792
Schlumberger NV	662,103	22,379
ConocoPhillips	225,174	20,207
		1,016,036

Materials 1.42%
Wheaton Precious Metals Corp.	2,574,257	231,168
Grupo Mexico, SAB de CV, Series B	19,156,155	116,032
Royal Gold, Inc.	551,247	98,034
Albemarle Corp.	1,072,000	67,182
Linde PLC	122,857	57,642
Franco-Nevada Corp. (CAD denominated)	323,280	53,076

American Funds Insurance Series	16

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
LyondellBasell Industries NV	856,344	$49,548
Sherwin-Williams Co.	98,004	33,651
Glencore PLC	5,275,000	20,535
		726,868

Utilities 0.70%
Constellation Energy Corp.	894,062	288,568
PG&E Corp.	4,145,582	57,789
Southern Co. (The)	127,300	11,690
		358,047

Real estate 0.60%
CoStar Group, Inc. (a)	2,099,529	168,802
Zillow Group, Inc., Class C, nonvoting shares (a)	2,008,084	140,666
		309,468
Total common stocks (cost: $20,717,415,000)		49,843,471
Preferred securities 0.29%
Information technology 0.28%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	98,099
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	1,869
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	37,291
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,305
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	2,056
		141,620

Industrials 0.01%
Einride AB, Series C, preferred shares (a)(c)(d)	154,765	5,182
Total preferred securities (cost: $96,054,000)		146,802
Rights & warrants 0.04%
Information technology 0.04%
Openai Global, LLC, rights (a)(c)(d)	13,740,540	22,672
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	— (f)
Total rights & warrants (cost: $13,741,000)		22,672
Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	4,131

Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (c)(d)	809,003	566
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (c)(d)	171,920	120
Total convertible stocks (cost: $18,269,000)		4,817

17	American Funds Insurance Series

Growth Fund (continued)
Short-term securities 3.06%	Shares	Value (000)
Money market investments 2.81%
Capital Group Central Cash Fund 4.35% (g)(h)	14,433,847	$1,443,384

Money market investments purchased with collateral from securities on loan 0.25%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (g)(i)	126,327,908	126,327
Total short-term securities (cost: $1,569,522,000)		1,569,711
Total investment securities 100.58% (cost: $22,415,001,000)		51,587,473
Other assets less liabilities (0.58)%		(297,705)
Net assets 100.00%		$51,289,768
Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.81%
Money market investments 2.81%
Capital Group Central Cash Fund 4.35% (g)	$1,045,665	$3,192,626	$2,794,827	$(73)	$(7)	$1,443,384	$28,944
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (g)	4,032		4,032 (j)			—	— (k)
Total 2.81%				$(73)	$(7)	$1,443,384	$28,944

American Funds Insurance Series	18

Growth Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	$55,637	$98,099	0.19%
Stripe, Inc., Class B (a)(c)	5/6/2021	6,766	5,985	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	1,869	0.01
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	37,291	0.07
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,305	0.01
Openai Global, LLC, rights (a)(c)	9/30/2024	13,741	22,672	0.04
Verily Life Sciences, LLC (a)(c)	12/21/2018	37,000	9,825	0.02
Einride AB, Series C, preferred shares (a)(c)	11/23/2022-8/1/2024	5,262	5,182	0.01
Einride AB (a)(c)	2/1/2023	2,674	2,633	0.01
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	2,671	0.00 (l)
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	2,056	0.00 (l)
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (c)	12/14/2023	1,382	566	0.00 (l)
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (c)	10/22/2021	10,452	120	0.00 (l)
Total		$187,070	$191,274	0.37%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $137,026,000, which represented 0.27% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(c)	Value determined using significant unobservable inputs.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $191,274,000, which represented 0.37% of the net assets of the fund.

(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,671,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 6/30/2025.
(h)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(i)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

19	American Funds Insurance Series

International Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.66%	Shares	Value (000)
Industrials 18.27%
Airbus SE, non-registered shares	1,175,038	$245,352
Recruit Holdings Co., Ltd.	2,441,206	144,687
Rolls-Royce Holdings PLC	9,280,451	123,261
MTU Aero Engines AG	229,720	102,070
Siemens AG	342,280	87,754
Techtronic Industries Co., Ltd.	6,692,500	73,575
Melrose Industries PLC	9,427,170	68,687
Volvo AB, Class B	2,202,525	61,786
DSV A/S	196,029	47,106
Diploma PLC	649,753	43,595
Rumo SA	11,921,504	40,659
Localiza Rent a Car SA, ordinary nominative shares	5,037,704	37,571
Daikin Industries, Ltd.	284,574	33,644
Schneider Electric SE	123,293	32,794
Hitachi, Ltd.	1,041,000	30,397
Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	19,411
AtkinsRealis Group, Inc.	263,382	18,473
Safran SA	56,700	18,427
Marubeni Corp.	835,500	16,901
Experian PLC	312,810	16,110
ITOCHU Corp.	287,300	15,075
Singapore Technologies Engineering, Ltd.	1,938,700	11,878
Grab Holdings, Ltd., Class A (a)	2,358,675	11,864
IHI Corp.	82,450	8,955
Ashtead Group PLC	105,159	6,739
		1,316,771

Financials 16.42%
Standard Chartered PLC	10,643,746	176,344
Banco Bilbao Vizcaya Argentaria SA	9,692,633	149,055
Nu Holdings, Ltd., Class A (a)	9,743,513	133,681
KB Financial Group, Inc.	1,185,335	97,402
ING Groep NV	4,427,753	97,147
3i Group PLC	1,312,886	74,248
Mizuho Financial Group, Inc.	2,329,200	64,585
AIA Group, Ltd.	5,580,497	50,047
China Merchants Bank Co., Ltd., Class A	6,885,237	44,153
Ping An Insurance (Group) Company of China, Ltd., Class A	5,391,410	41,744
Ping An Insurance (Group) Company of China, Ltd., Class H	5,500	35
Munchener Ruckversicherungs-Gesellschaft AG	56,655	36,745
Societe Generale	641,452	36,684
Tokio Marine Holdings, Inc.	722,100	30,643
Bank Central Asia Tbk PT	56,767,400	30,333
BNP Paribas SA	274,697	24,696
Barclays PLC	4,901,727	22,695
Bank Mandiri (Persero) Tbk PT	74,952,600	22,530
ICICI Bank, Ltd.	1,170,642	19,735
NatWest Group PLC	2,303,704	16,171
Kotak Mahindra Bank, Ltd.	425,144	10,725
Futu Holdings, Ltd. (ADR)	35,499	4,387
		1,183,785

Information technology 13.29%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,788,936	355,207
SAP SE	457,023	138,975
ASML Holding NV	131,045	104,598
SK hynix, Inc.	474,112	102,579
Tokyo Electron, Ltd.	526,498	101,201
Shopify, Inc., Class A, subordinate voting shares (a)	387,897	44,744

American Funds Insurance Series	20

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
STMicroelectronics NV	941,936	$28,776
Infineon Technologies AG	575,649	24,489
Constellation Software, Inc.	3,666	13,442
Tata Consultancy Services, Ltd.	242,399	9,785
Keyence Corp.	22,764	9,143
Renesas Electronics Corp.	608,100	7,555
NEC Corp.	244,075	7,151
Canva, Inc. (a)(b)(c)	4,819	6,168
Elite Material Co., Ltd. (a)	142,322	4,297
		958,110

Communication services 9.09%
SoftBank Group Corp.	2,223,300	162,342
Deutsche Telekom AG	3,342,675	121,945
Tencent Holdings, Ltd.	1,728,061	110,729
Bharti Airtel, Ltd.	4,448,767	104,247
Universal Music Group NV	1,409,146	45,614
Sea, Ltd., Class A (ADR) (a)	247,921	39,652
NetEase, Inc.	879,716	23,646
Advanced Info Service PCL, foreign registered shares	2,166,500	18,560
Singapore Telecommunications, Ltd.	5,800,500	17,427
Nintendo Co., Ltd.	117,200	11,296
		655,458

Consumer discretionary 9.02%
MercadoLibre, Inc. (a)	34,217	89,431
adidas AG	335,638	78,263
Trip.com Group, Ltd.	1,243,307	72,223
Flutter Entertainment PLC (a)	244,696	69,924
Compagnie Financiere Richemont SA, Class A	273,347	51,486
Maruti Suzuki India, Ltd.	313,157	45,279
Ferrari NV (EUR denominated)	87,650	42,961
NEXT PLC	242,819	41,463
Hyundai Motor Co.	162,486	24,501
Midea Group Co., Ltd., Class A	2,284,500	23,019
H World Group, Ltd. (ADR)	587,501	19,928
Moncler SpA	341,959	19,492
Galaxy Entertainment Group, Ltd.	4,030,000	17,891
Industria de Diseno Textil SA	266,263	13,857
Fast Retailing Co., Ltd.	33,500	11,520
Shimano, Inc.	71,200	10,336
Coupang, Inc., Class A (a)	205,714	6,163
Stellantis NV	499,419	5,006
Hermes International	1,637	4,433
LVMH Moet Hennessy-Louis Vuitton SE	5,799	3,037
		650,213

Health care 8.62%
Novo Nordisk AS, Class B	2,797,531	194,165
Daiichi Sankyo Co., Ltd.	6,367,450	148,790
Sanofi	1,342,290	129,986
Eurofins Scientific SE, non-registered shares	494,520	35,208
Zealand Pharma AS (a)	566,084	31,702
AstraZeneca PLC	196,051	27,234
Alcon, Inc.	214,923	19,015
Sandoz Group AG	212,368	11,621

21	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
EssilorLuxottica SA	36,064	$9,894
bioMerieux SA	63,303	8,754
Ambu AS, Class B, non-registered shares	319,853	5,020
		621,389

Materials 7.87%
First Quantum Minerals, Ltd. (a)	14,456,903	256,811
Ivanhoe Mines, Ltd., Class A (a)	6,385,274	47,969
Ivanhoe Mines, Ltd., Class A (a)(c)	3,675,281	27,610
Rio Tinto PLC	930,790	54,236
Shin-Etsu Chemical Co., Ltd.	1,256,900	41,651
Grupo Mexico, SAB de CV, Series B	5,747,400	34,813
Air Liquide SA	118,039	24,352
Nitto Denko Corp.	1,148,055	22,255
Smurfit Westrock PLC	316,723	13,666
Nippon Sanso Holdings Corp.	355,500	13,486
Anglo American PLC	350,603	10,347
Akzo Nobel NV	112,948	7,903
Antofagasta PLC	291,075	7,230
DSM-Firmenich AG	46,001	4,891
		567,220

Consumer staples 5.97%
British American Tobacco PLC	2,677,738	127,286
Nestle SA	617,355	61,335
Danone SA	740,649	60,513
L’Oreal SA, non-registered shares	131,934	56,430
Ajinomoto Co., Inc.	1,796,300	48,760
JBS NV (BDR) (a)	1,940,148	27,928
Kweichow Moutai Co., Ltd., Class A	90,352	17,773
Avenue Supermarts, Ltd. (a)	262,709	13,394
Uni-Charm Corp.	1,184,800	8,561
Imperial Brands PLC	193,818	7,654
Suntory Beverage & Food, Ltd.	19,800	634
		430,268

Energy 5.50%
Reliance Industries, Ltd.	10,489,681	183,545
Canadian Natural Resources, Ltd. (CAD denominated)	4,945,487	155,437
Cenovus Energy, Inc. (CAD denominated)	2,993,045	40,728
Shell PLC (GBP denominated)	316,792	11,104
Neste OYJ	391,662	5,315
		396,129

Utilities 1.61%
Gulf Development PCL	36,220,543	43,253
E.ON SE	1,586,206	29,195
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	760,600	16,677
SembCorp Industries, Ltd.	2,815,100	15,166
Engie SA	511,996	12,017
		116,308
Total common stocks (cost: $5,034,543,000)		6,895,651

American Funds Insurance Series	22

International Fund (continued)
Preferred securities 0.46%	Shares	Value (000)
Financials 0.45%
Itau Unibanco Holding SA, preferred nominative shares	4,838,084	$32,903

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares (a)(b)(c)	422	540
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(c)	18	23
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)(c)	1	2
		565
Total preferred securities (cost: $29,320,000)		33,468
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	7,730	— (d)
Total rights & warrants (cost: $0)		— (d)
Short-term securities 4.59%
Money market investments 4.59%
Capital Group Central Cash Fund 4.35% (e)(f)	3,308,684	330,868
Total short-term securities (cost: $330,857,000)		330,868
Total investment securities 100.71% (cost: $5,394,720,000)		7,259,987
Other assets less liabilities (0.71)%		(51,283)
Net assets 100.00%		$7,208,704
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.59%
Money market investments 4.59%
Capital Group Central Cash Fund 4.35% (e)	$396,476	$948,672	$1,014,187	$(59)	$(34)	$330,868	$6,773
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (e)	1,000		1,000 (g)			—	— (h)
Total 4.59%				$(59)	$(34)	$330,868	$6,773

23	American Funds Insurance Series

International Fund (continued)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$27,610	0.38%
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	8,215	6,168	0.09
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	719	540	0.01
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	31	23	0.00 (i)
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)	11/4/2021	2	2	0.00 (i)
Total		$41,929	$34,343	0.48%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $34,343,000, which represented 0.48% of the net assets of the fund.

(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(i)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Refer to the notes to financial statements.

American Funds Insurance Series	24

New World Fund
Investment portfolio June 30, 2025unaudited

Common stocks 92.43%	Shares	Value (000)
Financials 18.97%
Nu Holdings, Ltd., Class A (a)	3,475,989	$47,691
Banco Bilbao Vizcaya Argentaria SA	3,027,732	46,561
Mastercard, Inc., Class A	53,659	30,153
KB Financial Group, Inc.	330,656	27,171
UniCredit SpA	389,263	26,095
Kotak Mahindra Bank, Ltd.	1,018,993	25,707
HDFC Bank, Ltd.	920,326	21,479
Capitec Bank Holdings, Ltd.	103,880	20,836
Abu Dhabi Islamic Bank PJSC	3,439,751	20,137
XP, Inc., Class A	951,063	19,211
ICICI Bank, Ltd.	777,107	13,101
ICICI Bank, Ltd. (ADR)	158,364	5,327
Eurobank Ergasias Services and Holdings SA	5,246,223	18,020
PICC Property and Casualty Co., Ltd., Class H	9,028,947	17,483
AIA Group, Ltd.	1,823,800	16,356
PB Fintech, Ltd. (a)	758,548	16,132
Hana Financial Group, Inc.	237,601	15,193
Standard Chartered PLC	898,272	14,882
Cholamandalam Investment and Finance Co., Ltd.	768,894	14,596
Bank Mandiri (Persero) Tbk PT	47,604,600	14,309
Bank Central Asia Tbk PT	24,537,323	13,111
Visa, Inc., Class A	35,083	12,456
National Bank of Greece SA	882,700	11,261
Grupo Financiero Banorte, SAB de CV, Series O	1,229,490	11,238
AU Small Finance Bank, Ltd.	1,119,542	10,672
Hong Kong Exchanges and Clearing, Ltd.	199,900	10,665
B3 SA - Brasil, Bolsa, Balcao	3,890,498	10,440
BSE, Ltd.	311,729	10,069
Shriram Finance, Ltd.	1,216,175	10,024
S&P Global, Inc.	18,499	9,754
Al Rajhi Banking and Investment Corp., non-registered shares	385,958	9,735
Banco BTG Pactual SA, units	1,168,887	9,090
Brookfield Corp., Class A	140,664	8,700
Woori Financial Group, Inc.	459,527	7,644
Samsung Fire & Marine Insurance Co., Ltd.	23,477	7,550
Emirates NBD Bank PJSC	1,209,547	7,509
Bank of the Philippine Islands	3,239,828	7,477
Alpha Bank SA	1,994,176	7,024
China Merchants Bank Co., Ltd., Class H	827,500	5,782
China Merchants Bank Co., Ltd., Class A	120,400	772
People’s Insurance Company (Group) of China, Ltd. (The), Class H	8,466,000	6,439
Banco Santander SA	727,899	6,025
Bajaj Finance, Ltd.	539,900	5,896
HSBC Holdings PLC (GBP denominated)	472,913	5,724
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,502,880	4,205
Commercial International Bank - Egypt (CIB) SAE	644,623	1,095
Aon PLC, Class A	13,063	4,660
Axis Bank, Ltd.	310,838	4,347
Prudential PLC	340,961	4,271
Futu Holdings, Ltd. (ADR)	33,166	4,099
Central Depository Services (India), Ltd.	187,676	3,926
Akbank TAS	1,762,454	3,019
Saudi National Bank (The)	304,355	2,931
Canara Bank	2,191,124	2,918
Erste Group Bank AG	33,639	2,865
Grupo Financiero Galicia SA, Class B (ADR)	55,124	2,778
Vietnam Technological and Commercial JSCB (The) (a)	1,840,100	2,554
360 ONE WAM, Ltd.	177,690	2,475
BNP Paribas SA	27,469	2,470
Discovery, Ltd.	193,692	2,350
Ping An Insurance (Group) Company of China, Ltd., Class H	352,544	2,239

25	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Edenred SA	64,058	$1,984
Kaspi.kz JSC (ADR)	22,533	1,913
Abu Dhabi Commercial Bank PJSC	509,562	1,870
Bajaj Finserv, Ltd.	73,887	1,771
CVC Capital Partners PLC	83,328	1,706
Bank of Ningbo Co., Ltd., Class A	404,900	1,546
Industrial and Commercial Bank of China, Ltd., Class H	1,873,000	1,484
Saudi Awwal Bank SJSC, non-registered shares	157,166	1,412
Swiss Re AG	6,155	1,064
Kasikornbank PCL, foreign registered shares	222,300	1,052
BDO Unibank, Inc.	303,450	823
Bank of Baroda	248,531	721
Haci Omer Sabanci Holding AS	277,306	624
Asia Commercial Joint Stock Bank	708,170	578
Sberbank of Russia PJSC (b)	2,662,164	— (c)
		707,247

Information technology 18.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,705,769	243,329
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,746	2,660
Microsoft Corp.	160,306	79,738
SK hynix, Inc.	316,700	68,521
Broadcom, Inc.	210,647	58,065
NVIDIA Corp.	239,839	37,892
ASML Holding NV	31,681	25,287
ASML Holding NV (ADR)	2,208	1,770
Cloudflare, Inc., Class A (a)	86,459	16,931
Synopsys, Inc. (a)	30,581	15,678
SAP SE	39,474	12,004
SAP SE (ADR)	4,295	1,306
Capgemini SE	61,733	10,548
E Ink Holdings, Inc.	1,334,000	10,092
Keyence Corp.	24,300	9,760
Tokyo Electron, Ltd.	47,000	9,034
MediaTek, Inc.	200,000	8,558
Apple, Inc.	30,219	6,200
KLA Corp.	6,801	6,092
Coforge, Ltd.	264,597	5,938
Elite Material Co., Ltd. (a)	180,992	5,465
Samsung Electronics Co., Ltd.	111,167	4,926
eMemory Technology, Inc.	59,000	4,767
Oracle Corp.	21,311	4,659
Advantech Co., Ltd.	341,000	3,969
HCL Technologies, Ltd.	168,613	3,399
Globant SA (a)	36,165	3,285
TDK Corp.	236,800	2,788
Micron Technology, Inc.	21,422	2,640
ASM International NV	3,936	2,519
Credo Technology Group Holding, Ltd. (a)	26,663	2,469
Tata Consultancy Services, Ltd.	60,004	2,422
Xiaomi Corp., Class B (a)	174,600	1,333
EPAM Systems, Inc. (a)	6,651	1,176
Unity Software, Inc. (a)	46,938	1,136
Canva, Inc. (a)(b)(d)	385	493
Disco Corp.	1,400	414
		677,263

Consumer discretionary 12.08%
MercadoLibre, Inc. (a)	34,697	90,685

American Funds Insurance Series	26

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Trip.com Group, Ltd. (ADR)	439,599	$25,778
Trip.com Group, Ltd.	403,445	23,436
BYD Co., Ltd., Class A	402,408	18,640
BYD Co., Ltd., Class H	835,500	13,038
Midea Group Co., Ltd., Class A	2,728,768	27,495
LVMH Moet Hennessy-Louis Vuitton SE	37,495	19,637
Eicher Motors, Ltd.	260,810	17,202
Galaxy Entertainment Group, Ltd.	3,645,000	16,182
Meituan, Class B (a)	836,900	13,359
Alibaba Group Holding, Ltd.	651,172	9,108
Alibaba Group Holding, Ltd. (ADR)	30,817	3,495
Jumbo SA	364,196	12,570
Compagnie Financiere Richemont SA, Class A	65,071	12,256
H World Group, Ltd. (ADR)	316,639	10,741
H World Group, Ltd.	244,900	828
Ferrari NV (EUR denominated)	20,115	9,859
Maruti Suzuki India, Ltd.	58,873	8,512
Titan Co., Ltd.	195,971	8,433
TVS Motor Co., Ltd.	232,931	7,926
Ryohin Keikaku Co., Ltd.	158,500	7,622
adidas AG	28,112	6,555
Amadeus IT Group SA, Class A, non-registered shares	64,781	5,455
Hermes International	1,896	5,135
Naspers, Ltd., Class N	16,462	5,129
MakeMyTrip, Ltd. (a)	47,364	4,643
Sands China, Ltd.	2,207,600	4,595
Booking Holdings, Inc.	791	4,579
PDD Holdings, Inc. (ADR) (a)	39,455	4,129
Wynn Resorts, Ltd.	43,313	4,057
Industria de Diseno Textil SA	73,400	3,820
Tesla, Inc. (a)	11,265	3,578
Shenzhou International Group Holdings, Ltd.	495,900	3,525
Inchcape PLC	303,859	3,028
Royal Caribbean Cruises, Ltd.	9,211	2,884
Li Ning Co., Ltd.	1,304,655	2,812
YUM! Brands, Inc.	17,671	2,619
Starbucks Corp.	27,127	2,486
Aptiv Holdings, Ltd. (a)	35,729	2,437
Vibra Energia SA	570,400	2,274
Mahindra & Mahindra, Ltd.	60,173	2,233
Marriott International, Inc., Class A	7,554	2,064
Swiggy, Ltd. (a)	344,328	1,608
Evolution AB	18,493	1,469
Hilton Worldwide Holdings, Inc.	5,460	1,454
ANTA Sports Products, Ltd.	118,700	1,429
Tube Investments of India, Ltd.	36,685	1,330
NIKE, Inc., Class B	18,711	1,329
Renault SA	25,328	1,167
Hyundai Mobis Co., Ltd.	5,052	1,074
Compagnie Generale des Etablissements Michelin	28,554	1,061
Shangri-La Asia, Ltd.	1,774,000	965
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	862
Pop Mart International Group, Ltd.	25,000	849
Hyundai Motor India, Ltd. (a)	32,248	835
ITC Hotels, Ltd. (a)	33,979	88
		450,359

Industrials 11.08%
Airbus SE, non-registered shares	259,078	54,096
Rolls-Royce Holdings PLC	2,326,727	30,903

27	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
International Container Terminal Services, Inc.	3,894,600	$28,416
Rumo SA	5,953,921	20,306
Safran SA	58,562	19,032
Copa Holdings SA, Class A	148,121	16,289
Techtronic Industries Co., Ltd.	1,363,500	14,990
General Electric Co.	56,239	14,475
Shenzhen Inovance Technology Co., Ltd., Class A	1,505,802	13,569
Hitachi, Ltd.	414,600	12,107
BAE Systems PLC	464,567	12,030
LS Electric Co., Ltd.	51,458	11,400
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	386,440	8,871
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	6,194	1,422
TransDigm Group, Inc.	6,399	9,731
Mitsubishi Heavy Industries, Ltd.	368,500	9,238
Localiza Rent a Car SA, ordinary nominative shares	1,230,526	9,177
Contemporary Amperex Technology Co., Ltd., Class A	259,276	9,126
Daikin Industries, Ltd.	75,700	8,950
Larsen & Toubro, Ltd.	209,113	8,948
Uber Technologies, Inc. (a)	95,102	8,873
Leonardo SpA	157,004	8,837
Motiva Infraestrutura de Mobilidade SA	3,342,651	8,484
DSV A/S	33,179	7,973
Siemens AG	29,434	7,546
Jiangsu Hengli Hydraulic Co., Ltd., Class A	655,664	6,588
Weichai Power Co., Ltd., Class A	1,845,700	3,962
Weichai Power Co., Ltd., Class H	947,000	1,923
Wizz Air Holdings PLC (a)(e)	272,591	4,078
IMCD NV	30,258	4,065
Schneider Electric SE	14,918	3,968
Carrier Global Corp.	52,454	3,839
Aselan Elektronik Sanayi ve Ticaret AS	1,006,320	3,811
InPost SA (a)	216,724	3,600
Ayala Corp.	336,470	3,405
GT Capital Holdings, Inc.	239,920	2,445
Bureau Veritas SA	67,515	2,302
Hanwha Aerospace Co., Ltd.	2,973	1,868
Ingersoll-Rand, Inc.	22,177	1,845
Boeing Co. (The) (a)	8,316	1,742
Grab Holdings, Ltd., Class A (a)	306,584	1,542
GE Vernova, Inc.	2,861	1,514
Epiroc AB, Class B	67,124	1,284
SM Investments Corp.	70,690	1,094
Airports of Thailand PCL, foreign registered shares	1,080,600	1,007
Legrand SA	7,279	973
Embraer SA	66,072	937
Haitian International Holdings, Ltd.	154,146	401
		412,982

Communication services 9.75%
Tencent Holdings, Ltd.	1,173,251	75,178
Meta Platforms, Inc., Class A	86,453	63,810
Bharti Airtel, Ltd.	1,701,223	39,865
Bharti Airtel, Ltd., interim shares	51,552	919
NetEase, Inc.	1,122,300	30,167
Kanzhun, Ltd., Class A (ADR) (a)	1,296,931	23,137
MTN Group, Ltd.	2,635,868	20,969
Alphabet, Inc., Class C	66,759	11,842
Alphabet, Inc., Class A	39,299	6,926
Netflix, Inc. (a)	12,144	16,262
KT Corp. (ADR)	662,486	13,766

American Funds Insurance Series	28

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Tencent Music Entertainment Group, Class A (ADR)	602,261	$11,738
America Movil, SAB de CV, Class B (ADR)	539,303	9,675
True Corp. PCL, foreign registered shares (a)	19,498,986	6,670
True Corp. PCL, nonvoting depositary receipts (a)	3,864,400	1,322
Telkom Indonesia (Persero) Tbk PT, Class B	34,179,000	5,853
Sea, Ltd., Class A (ADR) (a)	33,685	5,388
TIM SA	1,320,002	5,357
Orange	301,138	4,581
Baidu, Inc., Class A (ADR) (a)	48,302	4,142
Indus Towers, Ltd. (a)	366,083	1,798
Singapore Telecommunications, Ltd.	557,100	1,674
Kuaishou Technology, Class B (a)	151,800	1,224
JCDecaux SE	55,457	1,013
		363,276

Health care 6.12%
Novo Nordisk AS, Class B	641,758	44,542
Max Healthcare Institute, Ltd.	2,750,648	40,926
Eli Lilly and Co.	40,343	31,449
Laurus Labs, Ltd.	1,869,207	15,799
AstraZeneca PLC	77,534	10,770
Thermo Fisher Scientific, Inc.	23,722	9,618
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	1,008,388	7,304
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	260,000	1,782
Rede D’Or Sao Luiz SA	1,270,637	8,284
BeOne Medicines, Ltd. (ADR) (a)	30,564	7,399
BeOne Medicines, Ltd. (a)	36,200	681
Innovent Biologics, Inc. (a)	675,873	6,750
Zai Lab, Ltd. (ADR) (a)(e)	174,660	6,108
Abbott Laboratories	44,758	6,088
EssilorLuxottica SA	15,989	4,386
Danaher Corp.	18,681	3,690
Mankind Pharma, Ltd. (a)	116,150	3,142
OdontoPrev SA	1,320,175	2,848
Revvity, Inc.	24,914	2,410
bioMerieux SA	16,481	2,279
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	133,206	2,232
Lupin, Ltd.	85,261	1,927
WuXi AppTec Co., Ltd., Class H	154,400	1,547
Alcon, Inc.	17,457	1,544
Mettler-Toledo International, Inc. (a)	1,181	1,387
Asahi Intecc Co., Ltd.	71,500	1,134
Medtronic PLC	12,711	1,108
Wuxi Biologics (Cayman), Inc. (a)	240,500	786
CanSino Biologics, Inc., Class H (a)	35,921	158
		228,078

Consumer staples 6.01%
Kweichow Moutai Co., Ltd., Class A	175,970	34,615
Nestle SA	195,460	19,419
ITC, Ltd.	3,337,250	16,206
Dino Polska SA, non-registered shares (a)	88,026	12,846
Arca Continental, SAB de CV	1,023,525	10,818
Carlsberg A/S, Class B	73,053	10,351
JBS NV (BDR) (a)	649,875	9,355
Avenue Supermarts, Ltd. (a)	164,225	8,373
Anheuser-Busch InBev SA/NV	110,064	7,551
KT&G Corp.	73,530	6,957
Shoprite Holdings, Ltd.	411,098	6,431

29	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Tsingtao Brewery Co., Ltd., Class H	950,634	$6,206
Ajinomoto Co., Inc.	220,098	5,975
Varun Beverages, Ltd.	1,109,686	5,920
Monster Beverage Corp. (a)	94,046	5,891
Philip Morris International, Inc.	32,137	5,853
L’Oreal SA, non-registered shares	12,555	5,370
Constellation Brands, Inc., Class A	32,052	5,214
United Spirits, Ltd.	271,676	4,524
Raia Drogasil SA, ordinary nominative shares	1,609,884	4,480
British American Tobacco PLC	90,968	4,324
Masan Group Corp. (a)	1,415,200	4,161
Budweiser Brewing Co., APAC, Ltd. (e)	3,732,500	3,695
BBB Foods, Inc., Class A (a)	125,631	3,488
Mondelez International, Inc., Class A	39,313	2,651
Danone SA	26,928	2,200
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,143,368	2,092
WH Group, Ltd.	2,142,000	2,060
Godrej Consumer Products, Ltd.	140,237	1,927
Coca-Cola Co.	25,766	1,823
Dabur India, Ltd.	279,582	1,582
Chongqing Brewery Co., Ltd., Class A	142,300	1,094
JD Health International, Inc. (a)	107,650	590
		224,042

Materials 4.92%
First Quantum Minerals, Ltd. (a)	1,714,836	30,462
Linde PLC	40,288	18,902
Freeport-McMoRan, Inc.	420,670	18,236
Vale SA, ordinary nominative shares	1,001,048	9,701
Vale SA (ADR), ordinary nominative shares	724,393	7,034
Barrick Mining Corp.	624,702	13,006
APL Apollo Tubes, Ltd.	562,052	11,398
Glencore PLC	2,517,627	9,801
Amcor PLC (CDI)	857,203	8,011
Grupo Mexico, SAB de CV, Series B	1,305,403	7,907
BASF SE	116,745	5,756
Sika AG	19,448	5,280
Anhui Conch Cement Co., Ltd., Class H	1,677,500	4,265
Nutrien, Ltd. (CAD denominated)	71,990	4,195
Southern Copper Corp.	34,299	3,470
Impala Platinum Holdings, Ltd. (a)	303,087	2,721
Fresnillo PLC	134,845	2,665
Valterra Platinum, Ltd. (ZAR denominated)	59,708	2,665
Corteva, Inc.	34,721	2,588
Ivanhoe Mines, Ltd., Class A (a)	343,840	2,583
Wheaton Precious Metals Corp. (CAD denominated)	27,361	2,460
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,030	2,326
SRF, Ltd.	48,298	1,826
Asian Paints, Ltd.	63,269	1,727
Akzo Nobel NV	20,703	1,449
Arkema SA	14,823	1,092
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	682
Antofagasta PLC	20,116	500
Albemarle Corp.	5,932	372
Shin-Etsu Chemical Co., Ltd.	9,800	325
Gerdau SA (ADR)	55,796	163
Alrosa PJSC (b)	1,123,215	— (c)
		183,568

American Funds Insurance Series	30

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)

Energy 2.23%
Reliance Industries, Ltd.	1,019,587	$17,840
TotalEnergies SE	245,605	15,073
Adnoc Gas PLC	11,725,982	10,920
ADNOC Drilling Co. PJSC	6,155,841	9,554
Vista Energy, SAB de CV, Class A (ADR) (a)	184,959	8,843
Galp Energia, SGPS, SA, Class B	243,804	4,472
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,847	4,314
Cheniere Energy, Inc.	17,049	4,152
Shell PLC (GBP denominated)	92,430	3,240
Chevron Corp.	15,884	2,274
Schlumberger NV	61,022	2,063
Borr Drilling, Ltd. (a)	149,981	274
Rosneft Oil Co. PJSC (b)	588,661	— (c)
		83,019

Real estate 1.71%
Lodha Developers, Ltd.	2,312,205	37,320
China Resources Mixc Lifestyle Services, Ltd.	1,957,600	9,464
China Resources Land, Ltd.	1,274,000	4,317
Emaar Properties PJSC	1,115,023	4,129
CK Asset Holdings, Ltd.	741,500	3,268
KE Holdings, Inc., Class A (ADR)	128,112	2,273
SM Prime Holdings, Inc.	5,013,400	2,087
Longfor Group Holdings, Ltd.	336,846	397
Fibra Uno Administracion REIT, SA de CV	214,685	297
ALLOS SA, ordinary nominative shares	60,765	254
		63,806

Utilities 1.39%
Equatorial Energia SA, ordinary nominative shares	1,522,946	10,080
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	415,797	9,117
Gulf Development PCL	7,550,993	9,017
Power Grid Corporation of India, Ltd.	1,889,109	6,606
SembCorp Industries, Ltd.	1,194,800	6,437
Torrent Power, Ltd.	240,398	4,114
Engie SA	156,238	3,667
CPFL Energia SA	254,682	1,915
AES Corp.	74,426	783
		51,736
Total common stocks (cost: $2,102,932,000)		3,445,376
Preferred securities 0.74%
Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,293,179	8,781
Itau Unibanco Holding SA, preferred nominative shares	444,376	3,022
		11,803

Real estate 0.23%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(d)	32,657	6,965
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(d)	8,400	1,791
		8,756

31	American Funds Insurance Series

New World Fund (continued)
Preferred securities (continued)	Shares	Value (000)

Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares	140,739	$5,162
Canva, Inc., Series A, noncumulative preferred shares (a)(b)(d)	34	44
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(d)	1	1
		5,207

Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	35,578	1,758
Getir BV, Series D, preferred shares (a)(b)(d)	7,768	— (c)
		1,758
Total preferred securities (cost: $28,667,000)		27,524
Rights & warrants 0.00%
Industrials 0.00%
Hanwha Aerospace Co., Ltd., rights, expire 7/2/2025 (a)	215	26
Total rights & warrants (cost: $0)		26
Convertible stocks 0.00%
Materials 0.00%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	183
Total convertible stocks (cost: $286,000)		183
Bonds, notes & other debt instruments 3.42%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.03%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	176
Abu Dhabi (Emirate of) 5.50% 4/30/2054	905	903
Angola (Republic of) 9.50% 11/12/2025	400	402
Angola (Republic of) 8.25% 5/9/2028	600	566
Angola (Republic of) 8.00% 11/26/2029 (f)	445	405
Angola (Republic of) 8.75% 4/14/2032 (f)	280	248
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (g)	937	633
Argentine Republic 5.00% 1/9/2038	601	430
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL16,913	2,954
Brazil (Federative Republic of) 6.00% 5/15/2027 (h)	26,460	4,646
Brazil (Federative Republic of) 10.00% 1/1/2031	11,625	1,879
Brazil (Federative Republic of) 6.00% 8/15/2032 (h)	3,284	559
Brazil (Federative Republic of) 10.00% 1/1/2033	27,330	4,280
Brazil (Federative Republic of) 10.00% 1/1/2035	71,700	10,893
Brazil (Federative Republic of) 6.00% 8/15/2050 (h)	7,526	1,232
Chile (Republic of) 5.30% 11/1/2037	CLP425,000	444
Chile (Republic of) 4.34% 3/7/2042	USD350	304
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY5,610	821
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,429
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	218
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	4,480	714
Colombia (Republic of) 3.25% 4/22/2032	USD700	555
Colombia (Republic of) 8.50% 4/25/2035	400	416
Colombia (Republic of) 8.00% 11/14/2035	200	201
Colombia (Republic of) 5.20% 5/15/2049	755	508
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	858
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	445
Colombia (Republic of), Series B, 7.25% 10/18/2034	1,223,500	219

American Funds Insurance Series	32

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (h)	COP6,870	$515
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,146,300	780
Colombia (Republic of), Series B, 7.25% 10/26/2050	4,713,300	693
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	159
Czech Republic 1.95% 7/30/2037	CZK17,900	659
Dominican Republic 8.625% 4/20/2027 (f)	USD383	398
Dominican Republic 5.50% 2/22/2029 (f)	275	274
Dominican Republic 7.05% 2/3/2031 (f)	150	158
Dominican Republic 5.875% 1/30/2060	885	745
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP26,845	553
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	109
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	325
Egypt (Arab Republic of) 8.875% 5/29/2050	755	630
Egypt (Arab Republic of) 8.15% 11/20/2059 (f)	500	386
Gabonese Republic 7.00% 11/24/2031	500	399
Honduras (Republic of) 6.25% 1/19/2027	875	877
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	269
Hungary (Republic of) 6.25% 9/22/2032 (f)	330	345
Hungary (Republic of), Series A, 2.00% 5/23/2029	HUF255,550	643
India (Republic of) 7.32% 11/13/2030	INR3,480	43
India (Republic of) 6.54% 1/17/2032	15,620	185
India (Republic of) 7.18% 7/24/2037	176,070	2,151
India (Republic of) 7.09% 8/5/2054	280,280	3,303
Indonesia (Republic of) 6.625% 2/17/2037	USD300	334
Indonesia (Republic of) 7.125% 8/15/2040	IDR7,421,000	464
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	9,590,000	608
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	317,000	19
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	16,818,000	1,060
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,553,000	1,819
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	518
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	951
Kenya (Republic of) 6.30% 1/23/2034	645	523
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	524
Kenya (Republic of) 9.50% 3/5/2036	330	312
Malaysia (Federation of) 4.28% 3/23/2054	MYR1,255	311
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	8,766	2,132
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	164
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	3,245	801
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	524
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	270
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,776	666
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	286
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	508
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	406
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	USD255	262
Morocco (Kingdom of) 3.875% 4/2/2029	EUR625	747
Morocco (Kingdom of) 4.75% 4/2/2035	200	236
Mozambique (Republic of) 9.00% 9/15/2031	USD540	447
Nigeria (Republic of) 7.625% 11/21/2025 (f)	358	361
Nigeria (Republic of) 7.625% 11/21/2025	342	345
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	480
Oman (Sultanate of) 6.00% 8/1/2029	USD715	751
Oman (Sultanate of) 6.75% 1/17/2048	485	502
Panama (Republic of) 3.75% 4/17/2026	100	99
Panama (Republic of) 7.875% 3/1/2057	600	612
Paraguay (Republic of) 4.95% 4/28/2031	320	319
Peru (Republic of) 3.00% 1/15/2034	225	190
Peru (Republic of) 6.55% 3/14/2037	360	392
Peru (Republic of) 2.78% 12/1/2060	100	54
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	339
Philippines (Republic of) 6.375% 10/23/2034	145	160

33	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.95% 1/20/2040	USD500	$432
Poland (Republic of) 5.75% 4/25/2029	PLN2,410	693
Poland (Republic of) 4.875% 10/4/2033	USD560	557
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN9,440	2,732
Poland (Republic of), Series 1034, 5.00% 10/25/2034	6,920	1,862
Romania 2.00% 1/28/2032	EUR950	910
Romania 5.25% 5/30/2032	450	523
Romania 5.25% 5/30/2032	230	267
Romania 2.00% 4/14/2033	300	271
Romania 5.625% 5/30/2037	390	434
Romania 2.875% 4/13/2042	335	246
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	USD2,300	2,195
Senegal (Republic of) 4.75% 3/13/2028	EUR600	560
Senegal (Republic of) 4.75% 3/13/2028	200	187
Sharjah (Emirate of) 4.625% 2/13/2032	651	769
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (f)	USD1,010	1,007
South Africa (Republic of) 7.10% 11/19/2036 (f)	200	199
South Africa (Republic of) 11.625% 3/31/2053	ZAR22,337	1,324
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	482	25
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	621
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	17,388	920
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,593
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	15,670	720
Thailand (Kingdom of) 3.45% 6/17/2043	THB40,963	1,526
Turkey (Republic of) 26.20% 10/5/2033	TRY41,134	955
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	35,060	826
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	219
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY23,445	417
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	619
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,208
United Mexican States 6.875% 5/13/2037	610	638
United Mexican States 4.75% 3/8/2044	800	632
United Mexican States 3.75% 4/19/2071	200	114
United Mexican States, Series M20, 8.50% 5/31/2029	MXN29,350	1,560
United Mexican States, Series M, 7.75% 5/29/2031	56,500	2,871
United Mexican States, Series M, 7.50% 5/26/2033	51,184	2,493
United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,864
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,059
United Mexican States, Series M, 8.00% 7/31/2053	26,949	1,182
United Mexican States, Series S, 4.00% 10/29/2054 (h)	14,702	678
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018 (i)	USD75	11
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019 (i)	930	138
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (i)	805	113
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (i)	800	129
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (i)	180	30
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028	230	41
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038	65	11
		112,814
Corporate bonds, notes & loans 0.39%
Energy 0.09%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	410	415
Oleoducto Central SA 4.00% 7/14/2027 (f)	255	249
Petroleos Mexicanos 6.49% 1/23/2027	175	174
Petroleos Mexicanos 5.95% 1/28/2031	1,210	1,095
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	187
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	310

American Funds Insurance Series	34

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	USD250	$263
Vista Energy Argentina SAU 7.625% 12/10/2035 (f)	390	379
YPF SA 8.25% 1/17/2034 (f)	335	336
		3,408

Communication services 0.07%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	753
America Movil, SAB de CV, 9.50% 1/27/2031	24,000	1,283
PLDT, Inc. 2.50% 1/23/2031	USD210	189
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	258
		2,483

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	266
Meituan 3.05% 10/28/2030 (f)	400	369
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	349
MercadoLibre, Inc. 3.125% 1/14/2031	200	180
Sands China, Ltd. 4.375% 6/18/2030	220	211
Wynn Macau, Ltd. 5.625% 8/26/2028	260	256
		1,631

Utilities 0.04%
Aegea Finance SARL 9.00% 1/20/2031 (f)	275	292
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)	264	241
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (f)	412	381
Greenko Dutch BV 3.85% 3/29/2026 (f)	176	173
Greenko Dutch BV 3.85% 3/29/2026	176	173
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (g)	350	347
		1,607

Materials 0.04%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	355	311
CSN Resources SA 8.875% 12/5/2030 (f)	400	397
PT Krakatau Posco 6.375% 6/11/2027	345	347
Sasol Financing USA, LLC 8.75% 5/3/2029 (d)	520	515
		1,570

Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (g)	400	372
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(g)	340	360
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	277
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (g)	400	430
		1,439

Industrials 0.03%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	335	336
LATAM Airlines Group SA 7.875% 4/15/2030 (f)	355	363
Mexico City Airport Trust 4.25% 10/31/2026	200	196
		895

35	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		USD200	$204
NBM US Holdings, Inc. 7.00% 5/14/2026 (d)		200	201
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	423
			828

Health care 0.02%
Biocon Biologics Global PLC 6.67% 10/9/2029 (f)		260	247
Rede D’Or Finance SARL 4.50% 1/22/2030		480	456
			703
Total corporate bonds, notes & loans			14,564
Total bonds, notes & other debt instruments (cost: $127,773,000)			127,378
Short-term securities 4.09%		Shares
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (j)(k)		1,476,818	147,681

Money market investments purchased with collateral from securities on loan 0.12%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (j)(l)		4,305,789	4,306
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egypt (Arab Republic of) 9/9/2025	21.357%	EGP11,900	228
Egypt (Arab Republic of) 1/6/2026	19.531	12,600	222
			450
Total short-term securities (cost: $152,427,000)			152,437
Total investment securities 100.68% (cost: $2,412,085,000)			3,752,924
Other assets less liabilities (0.68)%			(25,264)
Net assets 100.00%			$3,727,660
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Short	2	10/3/2025	USD(416)	$(1)
5 Year Euro-Bobl Futures	Short	14	9/10/2025	(1,941)	5
5 Year U.S. Treasury Note Futures	Short	3	10/3/2025	(327)	(3)
10 Year Euro-Bund Futures	Short	15	9/10/2025	(2,300)	12
10 Year Ultra U.S. Treasury Note Futures	Long	18	9/30/2025	2,057	40

American Funds Insurance Series	36

New World Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
20 Year U.S. Treasury Bond Futures	Long	1	9/30/2025	USD116	$4
30 Year Ultra U.S. Treasury Bond Futures	Long	1	9/30/2025	119	4
					$61
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
CNH	6,810	USD	952	Standard Chartered Bank	7/9/2025	$— (c)
USD	471	MYR	1,995	BNP Paribas	7/9/2025	(2)
INR	1,695	USD	20	Standard Chartered Bank	7/14/2025	— (c)
USD	962	EUR	839	Standard Chartered Bank	7/14/2025	(28)
EUR	490	USD	560	BNP Paribas	7/15/2025	17
MXN	1,228	USD	64	Citibank	7/15/2025	1
USD	64	MXN	1,228	Bank of New York Mellon	7/15/2025	(1)
THB	39,695	USD	1,226	Citibank	7/15/2025	(1)
USD	297	THB	9,665	Citibank	7/15/2025	(2)
CNH	7,185	USD	1,003	Citibank	7/16/2025	2
USD	1,371	ZAR	24,367	Goldman Sachs	7/16/2025	(4)
USD	2,447	EUR	2,127	Bank of America	7/16/2025	(61)
USD	38	IDR	622,415	Citibank	7/18/2025	— (c)
USD	861	BRL	4,817	Citibank	7/18/2025	(21)
USD	717	COP	3,027,600	Morgan Stanley	7/18/2025	(22)
USD	47	MYR	201	BNP Paribas	7/21/2025	— (c)
USD	98	PLN	360	Citibank	7/21/2025	(2)
USD	1,285	MYR	5,447	JPMorgan Chase	7/21/2025	(9)
IDR	3,560,000	USD	217	HSBC Bank	7/23/2025	3
EUR	76	USD	88	Morgan Stanley	7/25/2025	2
INR	12,140	USD	141	BNP Paribas	7/28/2025	1
USD	98	MXN	1,875	Morgan Stanley	7/28/2025	(1)
CZK	31,590	USD	1,496	Citibank	8/6/2025	10
HUF	348,902	USD	1,021	HSBC Bank	8/6/2025	5
CZK	20,855	USD	947	Citibank	8/27/2025	49
USD	653	ZAR	11,850	Goldman Sachs	8/27/2025	(14)
						$(78)
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (j)	$94,686	$320,134	$267,116	$(15)	$(8)	$147,681	$2,879

37	American Funds Insurance Series

New World Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$5,258	$6,965	0.19%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	1,716	1,791	0.05
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	410	423	0.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	197	201	0.01
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	656	493	0.01
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	58	44	0.00 (m)
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	2	1	0.00 (m)
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	525	515	0.01
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	3,500	— (c)	0.00 (m)
Total		$12,322	$10,433	0.28%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $10,433,000, which represented 0.28% of the net assets of the fund.

(e)
All or a portion of this security was on loan. The total value of all such securities was $7,151,000, which represented 0.19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,331,000, which represented 0.33% of the net assets of the fund.

(g)	Step bond; coupon rate may change at a later date.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Rate represents the seven-day yield at 6/30/2025.
(k)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(l)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(m)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	38

Washington Mutual Investors Fund
Investment portfolio June 30, 2025unaudited

Common stocks 96.21%	Shares	Value (000)
Information technology 22.40%
Broadcom, Inc.	3,180,875	$876,808
Microsoft Corp.	1,477,941	735,143
NVIDIA Corp.	1,376,003	217,395
Apple, Inc.	959,455	196,851
KLA Corp.	125,916	112,788
ASML Holding NV (ADR)	112,763	90,367
Motorola Solutions, Inc.	149,143	62,709
International Business Machines Corp.	210,325	62,000
Accenture PLC, Class A	143,216	42,806
SAP SE (ADR)	135,006	41,055
Texas Instruments, Inc.	180,420	37,459
Oracle Corp.	148,419	32,449
Salesforce, Inc.	97,867	26,687
Applied Materials, Inc.	100,045	18,315
Synopsys, Inc. (a)	31,950	16,380
ASM International NV (ADR)	21,707	13,913
Adobe, Inc. (a)	34,743	13,441
Intel Corp.	545,538	12,220
TE Connectivity Public, Ltd. Co.	36,193	6,105
		2,614,891

Financials 18.36%
Marsh & McLennan Cos., Inc.	1,137,983	248,808
JPMorgan Chase & Co.	666,861	193,330
BlackRock, Inc.	166,414	174,610
Visa, Inc., Class A	471,682	167,471
Mastercard, Inc., Class A	230,802	129,697
Capital One Financial Corp.	603,410	128,381
Chubb, Ltd.	393,830	114,100
Arthur J. Gallagher & Co.	340,478	108,994
Bank of America Corp.	2,241,655	106,075
Wells Fargo & Co.	1,022,919	81,956
Truist Financial Corp.	1,752,492	75,340
Morgan Stanley	514,896	72,528
Apollo Asset Management, Inc.	429,153	60,884
Citizens Financial Group, Inc.	1,320,920	59,111
KKR & Co., Inc.	432,202	57,496
Blackstone, Inc.	338,091	50,572
CME Group, Inc., Class A	134,224	36,995
Aon PLC, Class A	100,447	35,835
American Express Co.	111,170	35,461
S&P Global, Inc.	66,315	34,967
Progressive Corp.	128,261	34,228
Brookfield Asset Management, Ltd., Class A	483,694	26,739
Goldman Sachs Group, Inc.	29,966	21,208
Citigroup, Inc.	233,574	19,882
AXA SA (ADR)	365,158	17,936
Carlyle Group, Inc. (The)	270,192	13,888
PNC Financial Services Group, Inc.	68,886	12,842
Intercontinental Exchange, Inc.	52,537	9,639
Fifth Third Bancorp	178,306	7,334
KeyCorp	397,800	6,930
		2,143,237

Industrials 11.50%
RTX Corp.	1,224,474	178,798
General Electric Co.	641,966	165,236
Northrop Grumman Corp.	283,061	141,525
Boeing Co. (The) (a)	374,770	78,526

39	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Honeywell International, Inc.	324,457	$75,560
Union Pacific Corp.	289,892	66,698
Paychex, Inc.	451,500	65,675
3M Co.	398,062	60,601
L3Harris Technologies, Inc.	234,851	58,910
Caterpillar, Inc.	145,015	56,296
Deere & Co.	102,849	52,298
Delta Air Lines, Inc.	769,587	37,848
Ingersoll-Rand, Inc.	444,378	36,963
Equifax, Inc.	139,296	36,129
Carrier Global Corp.	438,946	32,126
Parker-Hannifin Corp.	41,006	28,642
PACCAR, Inc.	209,348	19,901
Waste Connections, Inc.	99,256	18,533
FedEx Corp.	79,115	17,984
Johnson Controls International PLC	162,291	17,141
Siemens AG (ADR)	132,607	17,089
BAE Systems PLC (ADR)	161,872	17,008
Republic Services, Inc.	67,539	16,656
HEICO Corp.	44,486	14,591
CSX Corp.	440,277	14,366
Eaton Corp. PLC	17,329	6,186
Lennox International, Inc.	8,982	5,149
Deutsche Post AG (ADR)	94,500	4,390
TransUnion	21,970	1,933
Veralto Corp.	— (b)	— (b)
		1,342,758

Health care 11.37%
Eli Lilly and Co.	288,964	225,256
UnitedHealth Group, Inc.	488,501	152,398
Abbott Laboratories	1,103,923	150,145
Amgen, Inc.	521,767	145,682
CVS Health Corp.	1,797,053	123,961
Gilead Sciences, Inc.	780,218	86,503
AstraZeneca PLC (ADR)	1,172,994	81,969
Vertex Pharmaceuticals, Inc. (a)	174,716	77,783
Danaher Corp.	299,736	59,210
AbbVie, Inc.	301,318	55,931
Elevance Health, Inc.	129,557	50,392
Sanofi (ADR)	450,166	21,747
Bristol-Myers Squibb Co.	425,890	19,714
Zimmer Biomet Holdings, Inc.	210,007	19,155
Novo Nordisk AS, Class B (ADR)	193,034	13,323
Thermo Fisher Scientific, Inc.	30,868	12,516
Humana, Inc.	31,515	7,705
Illumina, Inc. (a)	80,452	7,676
Regeneron Pharmaceuticals, Inc.	13,923	7,310
Cooper Cos., Inc. (a)	79,881	5,684
Zoetis, Inc., Class A	20,870	3,255
		1,327,315

Consumer staples 8.74%
Philip Morris International, Inc.	2,426,916	442,014
British American Tobacco PLC (ADR)	1,900,519	89,952
Keurig Dr Pepper, Inc.	2,618,399	86,564
Altria Group, Inc.	1,020,176	59,813
Constellation Brands, Inc., Class A	347,154	56,475
Mondelez International, Inc., Class A	776,532	52,369

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Coca-Cola Co.	590,211	$41,757
Procter & Gamble Co.	216,242	34,452
Costco Wholesale Corp.	33,711	33,372
Hershey Co.	120,501	19,997
Church & Dwight Co., Inc.	184,306	17,714
Nestlé SA (ADR)	178,302	17,709
Dollar General Corp.	138,016	15,786
Kimberly-Clark Corp.	103,829	13,386
Estee Lauder Cos., Inc. (The), Class A	145,769	11,778
Kraft Heinz Co. (The)	412,788	10,658
Target Corp.	98,519	9,719
Bunge Global SA	80,582	6,469
		1,019,984

Consumer discretionary 6.59%
Royal Caribbean Cruises, Ltd.	568,612	178,055
Home Depot, Inc.	250,518	91,850
Starbucks Corp.	949,091	86,965
YUM! Brands, Inc.	530,703	78,640
Amazon.com, Inc. (a)	356,329	78,175
Darden Restaurants, Inc.	342,240	74,598
TJX Companies, Inc. (The)	336,253	41,524
Marriott International, Inc., Class A	100,754	27,527
NIKE, Inc., Class B	360,727	25,626
D.R. Horton, Inc.	171,613	22,124
Vail Resorts, Inc.	118,995	18,698
Tractor Supply Co.	340,785	17,983
General Motors Co.	226,927	11,167
Chipotle Mexican Grill, Inc. (a)	165,637	9,301
Sony Group Corp. (ADR) (c)	268,839	6,998
		769,231

Communication services 4.85%
Alphabet, Inc., Class C	591,921	105,001
Alphabet, Inc., Class A	449,491	79,214
Meta Platforms, Inc., Class A	241,141	177,984
Comcast Corp., Class A	3,506,395	125,143
Walt Disney Co. (The)	323,772	40,151
Electronic Arts, Inc.	144,232	23,034
Deutsche Telekom AG (ADR)	267,761	9,797
AT&T, Inc.	189,961	5,497
		565,821

Utilities 3.74%
Constellation Energy Corp.	389,313	125,655
Sempra	1,188,525	90,054
Southern Co. (The)	821,429	75,432
FirstEnergy Corp.	1,235,342	49,735
DTE Energy Co.	225,528	29,873
CenterPoint Energy, Inc.	560,529	20,594
Entergy Corp.	238,997	19,865
Public Service Enterprise Group, Inc.	192,090	16,170
NextEra Energy, Inc.	125,161	8,689
		436,067

Energy 3.52%
EOG Resources, Inc.	1,101,276	131,724

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Exxon Mobil Corp.	818,910	$88,278
ConocoPhillips	625,790	56,158
Canadian Natural Resources, Ltd.	1,752,296	55,022
Shell PLC (ADR)	378,073	26,620
TC Energy Corp.	434,970	21,222
Cenovus Energy, Inc.	951,373	12,939
Halliburton Co.	398,694	8,125
Schlumberger NV	216,823	7,329
Chevron Corp.	20,964	3,002
		410,419

Materials 2.86%
Linde PLC	187,287	87,871
Corteva, Inc.	873,022	65,066
Wheaton Precious Metals Corp.	565,165	50,752
Air Products and Chemicals, Inc.	177,158	49,969
International Paper Co.	770,696	36,092
Freeport-McMoRan, Inc.	258,172	11,192
Rio Tinto PLC (ADR)	156,586	9,134
LyondellBasell Industries NV	153,562	8,885
Royal Gold, Inc.	44,934	7,991
H.B. Fuller Co.	114,890	6,911
		333,863

Real estate 2.28%
Welltower, Inc. REIT	912,865	140,335
Mid-America Apartment Communities, Inc. REIT	327,583	48,486
Prologis, Inc. REIT	262,923	27,638
American Tower Corp. REIT	87,159	19,264
Simon Property Group, Inc. REIT	93,346	15,006
AvalonBay Communities, Inc. REIT	43,005	8,751
Extra Space Storage, Inc. REIT	42,274	6,233
		265,713
Total common stocks (cost: $6,870,557,000)		11,229,299
Convertible stocks 0.50%
Industrials 0.27%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	30,980

Financials 0.23%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	436,775	23,411
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	4,042
		27,453
Total convertible stocks (cost: $47,807,000)		58,433
Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 4.35% (d)(e)	3,667,823	366,782

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.00%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (d)(f)	4,082	$4
Total short-term securities (cost: $366,736,000)		366,786
Total investment securities 99.85% (cost: $7,285,100,000)		11,654,518
Other assets less liabilities 0.15%		17,171
Net assets 100.00%		$11,671,689
Investments in affiliates (e)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 4.35% (d)	$245,250	$902,891	$781,291	$(31)	$(37)	$366,782	$7,099
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (d)	9,850		9,850 (g)			—	— (h)
Total 3.14%				$(31)	$(37)	$366,782	$7,099

(a)	Security did not produce income during the last 12 months.
(b)	Amount less than one thousand.
(c)
All or a portion of this security was on loan. The total value of all such securities was $4,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(d)	Rate represents the seven-day yield at 6/30/2025.
(e)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

43	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
Investment portfolio June 30, 2025unaudited

Common stocks 96.54%	Shares	Value (000)
Financials 23.50%
Capital One Financial Corp.	2,354	$501
Brown & Brown, Inc.	3,591	398
Fifth Third Bancorp	7,211	297
Victory Capital Holdings, Inc., Class A	4,402	280
RenaissanceRe Holdings, Ltd.	1,100	267
KeyCorp	13,000	227
TPG, Inc., Class A	3,952	207
LPL Financial Holdings, Inc.	534	200
Hamilton Lane, Inc., Class A	1,186	169
StepStone Group, Inc., Class A	2,938	163
Affirm Holdings, Inc., Class A (a)	2,094	145
Aspen Insurance Holdings, Ltd., Class A (a)	4,099	129
WEX, Inc. (a)	864	127
Radian Group, Inc.	3,119	112
Tradeweb Markets, Inc., Class A	614	90
Ameriprise Financial, Inc.	158	84
Artisan Partners Asset Management, Inc., Class A	1,682	75
Ally Financial, Inc.	1,756	68
Citizens Financial Group, Inc.	1,105	50
Kinsale Capital Group, Inc.	91	44
Arthur J. Gallagher & Co.	109	35
Block, Inc., Class A (a)	521	35
		3,703

Industrials 20.22%
XPO, Inc. (a)	2,218	280
United Rentals, Inc.	342	258
Karman Holdings, Inc. (a)	4,909	247
Crane Co.	1,255	238
Ingersoll-Rand, Inc.	2,725	227
ATI, Inc. (a)	1,884	163
Comfort Systems USA, Inc.	284	152
AGCO Corp.	1,407	145
Core & Main, Inc., Class A (a)	2,211	133
Generac Holdings, Inc. (a)	853	122
Kadant, Inc.	378	120
APi Group Corp. (a)	2,013	103
SiteOne Landscape Supply, Inc. (a)	830	100
Advanced Drainage Systems, Inc.	718	83
Copart, Inc. (a)	1,583	78
PACCAR, Inc.	756	72
Applied Industrial Technologies, Inc.	306	71
Toro Co. (The)	897	63
HEICO Corp.	180	59
Alight, Inc., Class A	10,335	59
L3Harris Technologies, Inc.	192	48
Robert Half, Inc.	1,150	47
Graco, Inc.	521	45
AMETEK, Inc.	246	45
Fluor Corp. (a)	774	40
Bloom Energy Corp., Class A (a)	1,537	37
Nextracker, Inc., Class A (a)	598	33
Oshkosh Corp.	282	32
CBIZ, Inc. (a)	408	29
FTI Consulting, Inc. (a)	139	22
FTAI Aviation, Ltd.	186	21
Regal Rexnord Corp.	98	14
		3,186

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)

Consumer discretionary 16.33%
YUM! Brands, Inc.	2,323	$344
Hilton Worldwide Holdings, Inc.	1,003	267
Vail Resorts, Inc.	1,634	257
LKQ Corp.	6,101	226
Aptiv Holdings, Ltd. (a)	2,253	154
Bright Horizons Family Solutions, Inc. (a)	970	120
Wingstop, Inc.	341	115
Flutter Entertainment PLC (a)	400	114
Five Below, Inc. (a)	714	94
Darden Restaurants, Inc.	422	92
General Motors Co.	1,825	90
Williams-Sonoma, Inc.	475	77
Polaris, Inc.	1,836	75
Murphy USA, Inc.	154	63
TopBuild Corp. (a)	191	62
Chewy, Inc., Class A (a)	1,441	61
Texas Roadhouse, Inc.	321	60
Royal Caribbean Cruises, Ltd.	181	57
D.R. Horton, Inc.	396	51
Brinker International, Inc. (a)	266	48
Toll Brothers, Inc.	408	46
Cavco Industries, Inc. (a)	78	34
AutoZone, Inc. (a)	9	33
CAVA Group, Inc. (a)	385	32
		2,572

Information technology 10.90%
Ingram Micro Holding Corp.	12,295	256
Insight Enterprises, Inc. (a)	1,116	154
Fabrinet, non-registered shares (a)	513	151
Keysight Technologies, Inc. (a)	836	137
Flex, Ltd. (a)	2,187	109
Lumentum Holdings, Inc. (a)	1,084	103
Vontier Corp.	2,653	98
Procore Technologies, Inc. (a)	1,410	97
Cloudflare, Inc., Class A (a)	394	77
Pure Storage, Inc., Class A (a)	1,273	73
TD SYNNEX Corp.	472	64
MongoDB, Inc., Class A (a)	293	62
Ciena Corp. (a)	657	54
CDW Corp.	276	49
EPAM Systems, Inc. (a)	221	39
RingCentral, Inc., Class A (a)	1,316	37
Okta, Inc., Class A (a)	369	37
Fair Isaac Corp. (a)	18	33
Clearwater Analytics Holdings, Inc., Class A (a)	1,392	31
Klaviyo, Inc., Class A (a)	693	23
ServiceTitan, Inc., Class A (a)	160	17
Circle Internet Group, Inc. (a)(b)	96	17
		1,718

Consumer staples 8.32%
US Foods Holding Corp. (a)	4,947	381
Monster Beverage Corp. (a)	3,877	243
e.l.f. Beauty, Inc. (a)	1,295	161
Kimberly-Clark Corp.	801	103
Casey’s General Stores, Inc.	189	96
Dollar General Corp.	823	94
Estee Lauder Cos., Inc. (The), Class A	801	65

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Keurig Dr Pepper, Inc.	1,967	$65
Maplebear, Inc. (a)	1,127	51
Target Corp.	347	34
Constellation Brands, Inc., Class A	75	12
Bunge Global SA	56	5
		1,310

Health care 7.45%
Hims & Hers Health, Inc., Class A (a)	2,204	110
Medpace Holdings, Inc. (a)	305	96
Exact Sciences Corp. (a)	1,764	94
Ionis Pharmaceuticals, Inc. (a)	2,386	94
Align Technology, Inc. (a)	458	87
Illumina, Inc. (a)	885	84
Veeva Systems, Inc., Class A (a)	291	84
Cooper Cos., Inc. (a)	1,132	81
Molina Healthcare, Inc. (a)	233	69
Halozyme Therapeutics, Inc. (a)	1,133	59
Doximity, Inc., Class A (a)	884	54
Penumbra, Inc. (a)	203	52
Natera, Inc. (a)	275	47
Zimmer Biomet Holdings, Inc.	328	30
NewAmsterdam Pharma Co. NV (a)	1,638	30
DexCom, Inc. (a)	310	27
Humana, Inc.	95	23
Krystal Biotech, Inc. (a)	147	20
Alnylam Pharmaceuticals, Inc. (a)	34	11
agilon health, Inc. (a)	4,503	10
Caris Life Sciences, Inc., Class A (a)	345	9
GRAIL, Inc. (a)(b)	57	3
		1,174

Communication services 3.44%
ROBLOX Corp., Class A (a)	2,872	302
Live Nation Entertainment, Inc. (a)	613	93
Charter Communications, Inc., Class A (a)	128	52
Trade Desk, Inc. (The), Class A (a)	669	48
Take-Two Interactive Software, Inc. (a)	192	47
		542

Real estate 2.79%
Mid-America Apartment Communities, Inc. REIT	898	133
Essex Property Trust, Inc. REIT	370	105
Crown Castle, Inc. REIT	828	85
NNN REIT, Inc.	1,771	76
Lineage, Inc. REIT	937	41
		440

Energy 2.03%
Diamondback Energy, Inc.	883	121
Baker Hughes Co., Class A	2,254	87
Viper Energy, Inc., Class A	1,358	52
Permian Resources Corp., Class A	3,106	42
Cheniere Energy, Inc.	71	17
		319

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)

Materials 1.46%
International Paper Co.	3,154	$148
Element Solutions, Inc.	2,825	64
Albemarle Corp.	295	18
		230

Utilities 0.10%
FirstEnergy Corp.	364	15
Total common stocks (cost: $14,596,000)		15,209
Short-term securities 3.28%
Money market investments 3.24%
Capital Group Central Cash Fund 4.35% (c)(d)	5,099	510

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (c)(e)	6,301	7
Total short-term securities (cost: $516,000)		517
Total investment securities 99.82% (cost: $15,112,000)		15,726
Other assets less liabilities 0.18%		29
Net assets 100.00%		$15,755
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.24%
Money market investments 3.24%
Capital Group Central Cash Fund 4.35% (c)	$288	$2,214	$1,992	$— (f)	$— (f)	$510	$7

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $7,000, which represented 0.04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

(c)	Rate represents the seven-day yield at 6/30/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

47	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.96%	Shares	Value (000)
Information technology 21.38%
Broadcom, Inc.	322,908	$89,010
Taiwan Semiconductor Manufacturing Co., Ltd.	2,154,772	78,189
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,201	725
Microsoft Corp.	148,122	73,677
NVIDIA Corp.	275,672	43,553
Apple, Inc.	106,641	21,880
ASML Holding NV	17,464	13,939
ASML Holding NV (ADR)	1,512	1,212
International Business Machines Corp.	41,677	12,286
Micron Technology, Inc.	97,542	12,022
Tokyo Electron, Ltd.	50,675	9,741
Oracle Corp.	35,633	7,790
Shopify, Inc., Class A, subordinate voting shares (a)	65,481	7,553
SAP SE	20,143	6,125
Texas Instruments, Inc.	25,295	5,252
MediaTek, Inc.	122,094	5,224
Seagate Technology Holdings PLC	27,052	3,904
ANSYS, Inc. (a)	10,370	3,642
Accenture PLC, Class A	10,695	3,197
KLA Corp.	3,423	3,066
Salesforce, Inc.	10,034	2,736
Constellation Software, Inc.	721	2,644
Intel Corp.	116,540	2,611
Capgemini SE	14,221	2,430
Allegro MicroSystems, Inc. (a)	64,600	2,209
Keyence Corp.	5,100	2,048
Synopsys, Inc. (a)	3,579	1,835
EPAM Systems, Inc. (a)	10,025	1,773
Cloudflare, Inc., Class A (a)	8,686	1,701
Ciena Corp. (a)	17,848	1,452
Adobe, Inc. (a)	3,195	1,236
Elastic NV, non-registered shares (a)	11,780	993
Fair Isaac Corp. (a)	458	837
Advantech Co., Ltd.	36,098	420
Applied Materials, Inc.	743	136
		427,048

Financials 15.86%
Zurich Insurance Group AG	20,837	14,565
JPMorgan Chase & Co.	44,526	12,909
AXA SA	262,359	12,878
Chubb, Ltd.	41,672	12,073
Mastercard, Inc., Class A	18,748	10,535
BlackRock, Inc.	9,891	10,378
Apollo Asset Management, Inc.	70,768	10,040
Capital One Financial Corp.	46,086	9,805
Citigroup, Inc.	110,046	9,367
Aviva PLC	1,042,205	8,858
NatWest Group PLC	1,253,488	8,799
ING Groep NV	342,713	7,519
Arthur J. Gallagher & Co.	22,995	7,361
Blackstone, Inc.	47,902	7,165
American Express Co.	22,216	7,086
Banco Bilbao Vizcaya Argentaria SA	444,681	6,838
Ping An Insurance (Group) Company of China, Ltd., Class H	1,005,280	6,384
Ping An Insurance (Group) Company of China, Ltd., Class A	35,100	272
UniCredit SpA	93,613	6,276
Visa, Inc., Class A	17,504	6,215
HSBC Holdings PLC (GBP denominated)	351,246	4,252
HSBC Holdings PLC (HKD denominated)	130,000	1,572

American Funds Insurance Series	48

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
HDFC Life Insurance Co., Ltd.	598,632	$5,684
Wells Fargo & Co.	70,909	5,681
3i Group PLC	93,637	5,295
Marsh & McLennan Cos., Inc.	22,870	5,000
Bank of America Corp.	104,457	4,943
Aon PLC, Class A	12,988	4,634
Blue Owl Capital, Inc., Class A	230,174	4,422
CVC Capital Partners PLC	207,761	4,253
Israel Discount Bank, Ltd., Class A	426,539	4,250
Ares Management Corp., Class A	24,360	4,219
Partners Group Holding AG	3,100	4,044
Postal Savings Bank of China Co., Ltd., Class H	5,705,383	3,983
Progressive Corp.	14,883	3,972
BNP Paribas SA	42,005	3,776
Munchener Ruckversicherungs-Gesellschaft AG	5,305	3,441
KB Financial Group, Inc.	40,508	3,329
AIA Group, Ltd.	365,869	3,281
Mizuho Financial Group, Inc.	116,000	3,216
FinecoBank SpA	139,663	3,099
Axis Bank, Ltd.	213,293	2,983
Erste Group Bank AG	34,767	2,961
Danske Bank AS	71,120	2,900
Morgan Stanley	20,517	2,890
Svenska Handelsbanken AB, Class A	193,544	2,587
China Merchants Bank Co., Ltd., Class A	256,800	1,647
China Merchants Bank Co., Ltd., Class H	122,403	855
Brown & Brown, Inc.	22,407	2,484
Brookfield Asset Management, Ltd., Class A (CAD denominated)	44,450	2,460
Nu Holdings, Ltd., Class A (a)	174,140	2,389
DBS Group Holdings, Ltd.	67,000	2,367
HDFC Bank, Ltd.	66,556	1,553
HDFC Bank, Ltd. (ADR)	8,629	662
CaixaBank SA, non-registered shares	249,398	2,160
Bank Central Asia Tbk PT	4,024,400	2,150
B3 SA - Brasil, Bolsa, Balcao	732,050	1,965
American International Group, Inc.	22,219	1,902
TPG, Inc., Class A	34,713	1,821
KKR & Co., Inc.	12,817	1,705
National Bank of Canada	14,828	1,530
Skandinaviska Enskilda Banken AB, Class A	84,086	1,467
Societe Generale	24,943	1,427
Banco Comercial Portugues, SA	1,692,704	1,317
Sumitomo Mitsui Financial Group, Inc.	50,300	1,269
Fiserv, Inc. (a)	6,083	1,049
Fidelity National Information Services, Inc.	11,892	968
Bank Hapoalim BM	46,715	896
Goldman Sachs Group, Inc.	1,233	873
Abu Dhabi Islamic Bank PJSC	141,991	831
Federal Home Loan Mortgage Corp. (a)(b)	98,292	810
Fannie Mae (a)	77,815	742
XP, Inc., Class A	36,512	738
Macquarie Group, Ltd.	4,650	700
Sberbank of Russia PJSC (c)	3,196,952	— (d)
		316,727

Industrials 15.14%
General Electric Co.	121,801	31,350
BAE Systems PLC	911,124	23,594
Airbus SE, non-registered shares	93,536	19,531
RTX Corp.	113,584	16,586

49	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Siemens AG	63,126	$16,184
TransDigm Group, Inc.	10,394	15,806
Leonardo SpA	245,803	13,834
Carrier Global Corp.	143,154	10,478
Deere & Co.	20,164	10,253
Melrose Industries PLC	1,341,959	9,778
Compagnie de Saint-Gobain SA, non-registered shares	80,853	9,490
Ryanair Holdings PLC (ADR)	153,215	8,836
Safran SA	22,275	7,239
United Rentals, Inc.	9,359	7,051
Hitachi, Ltd.	237,400	6,932
RELX PLC	121,544	6,568
Deutsche Post AG	135,573	6,262
Rolls-Royce Holdings PLC	447,691	5,946
Mitsui & Co., Ltd.	253,700	5,192
L3Harris Technologies, Inc.	20,021	5,022
Lockheed Martin Corp.	10,375	4,805
Siemens Energy AG (a)	40,154	4,638
Volvo AB, Class B	161,206	4,522
Bureau Veritas SA	130,575	4,451
Ingersoll-Rand, Inc.	51,987	4,324
Parker-Hannifin Corp.	5,942	4,150
Techtronic Industries Co., Ltd.	359,000	3,947
Recruit Holdings Co., Ltd.	65,950	3,909
MTU Aero Engines AG	8,343	3,707
Saab AB, Class B	50,858	2,836
ITOCHU Corp.	49,800	2,613
International Consolidated Airlines Group SA (CDI)	547,301	2,563
XPO, Inc. (a)	15,581	1,968
Crane Co.	10,233	1,943
Comfort Systems USA, Inc.	2,936	1,574
CSX Corp.	45,296	1,478
AMETEK, Inc.	7,650	1,384
Weir Group PLC (The)	40,053	1,369
Bunzl PLC	42,369	1,349
SS&C Technologies Holdings, Inc.	13,786	1,142
FTAI Aviation, Ltd.	9,560	1,100
Boeing Co. (The) (a)	4,235	887
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	37,007	850
Howmet Aerospace, Inc.	4,460	830
Woodward, Inc.	3,354	822
Diploma PLC	11,469	770
Core & Main, Inc., Class A (a)	12,400	748
Ferguson Enterprises, Inc.	2,880	627
Arcadis NV, non-registered shares	10,404	505
FedEx Corp.	1,469	334
Marubeni Corp.	13,600	275
GE Vernova, Inc.	— (d)	— (d)
		302,352

Consumer discretionary 9.07%
Amazon.com, Inc. (a)	140,588	30,844
Starbucks Corp.	160,763	14,731
Flutter Entertainment PLC (a)	44,504	12,717
Royal Caribbean Cruises, Ltd.	35,581	11,142
Las Vegas Sands Corp.	253,300	11,021
Compagnie Financiere Richemont SA, Class A	50,832	9,574
Trip.com Group, Ltd. (ADR)	81,904	4,803
Trip.com Group, Ltd.	77,436	4,498
Industria de Diseno Textil SA	172,358	8,970

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Tesla, Inc. (a)	26,703	$8,483
NEXT PLC	49,226	8,406
MercadoLibre, Inc. (a)	2,554	6,675
Home Depot, Inc.	15,110	5,540
LVMH Moet Hennessy-Louis Vuitton SE	10,539	5,519
Booking Holdings, Inc.	891	5,158
Chipotle Mexican Grill, Inc. (a)	82,008	4,605
Moncler SpA	60,825	3,467
Hermes International	1,159	3,139
Marriott International, Inc., Class A	8,912	2,435
Shimano, Inc.	16,700	2,424
Restaurant Brands International, Inc. (CAD denominated)	28,394	1,884
Aristocrat Leisure, Ltd.	39,374	1,689
Dollarama, Inc.	11,674	1,645
D.R. Horton, Inc.	12,445	1,604
InterContinental Hotels Group PLC	13,475	1,536
Hyundai Motor Co.	9,840	1,484
adidas AG	5,898	1,375
Ferrari NV (EUR denominated)	2,794	1,369
Midea Group Co., Ltd., Class A	123,300	1,242
Suzuki Motor Corp.	98,300	1,190
Compass Group PLC	24,325	824
BYD Co., Ltd., Class H	42,000	655
Stellantis NV	60,662	608
		181,256

Health care 8.41%
Eli Lilly and Co.	40,598	31,647
Abbott Laboratories	157,539	21,427
Vertex Pharmaceuticals, Inc. (a)	46,256	20,593
Stryker Corp.	27,929	11,050
Novo Nordisk AS, Class B	149,699	10,390
Gilead Sciences, Inc.	87,671	9,720
Sanofi	80,343	7,780
Medtronic PLC	75,839	6,611
UnitedHealth Group, Inc.	20,150	6,286
Takeda Pharmaceutical Co., Ltd.	189,200	5,814
Molina Healthcare, Inc. (a)	15,146	4,512
Amgen, Inc.	14,806	4,134
Daiichi Sankyo Co., Ltd.	152,300	3,559
Novartis AG	28,740	3,483
Insulet Corp. (a)	10,680	3,356
EssilorLuxottica SA	11,285	3,096
Thermo Fisher Scientific, Inc.	7,404	3,002
GE HealthCare Technologies, Inc.	21,529	1,595
Haleon PLC	246,030	1,264
Boston Scientific Corp. (a)	10,781	1,158
Lonza Group AG	1,598	1,138
CVS Health Corp.	16,336	1,127
AstraZeneca PLC	7,502	1,042
Cigna Group (The)	3,100	1,025
Chugai Pharmaceutical Co., Ltd.	17,100	894
Rede D’Or Sao Luiz SA	122,458	798
Coloplast AS, Class B	6,002	570
Centene Corp. (a)	8,628	468
agilon health, Inc. (a)	125,582	289
Alnylam Pharmaceuticals, Inc. (a)	568	185
		168,013

51	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Communication services 8.30%
Meta Platforms, Inc., Class A	55,225	$40,761
Alphabet, Inc., Class A	91,743	16,168
Alphabet, Inc., Class C	61,561	10,920
Netflix, Inc. (a)	9,626	12,891
Deutsche Telekom AG	330,282	12,049
Publicis Groupe SA	106,720	12,028
SoftBank Group Corp.	116,000	8,470
AT&T, Inc.	240,744	6,967
NetEase, Inc.	216,200	5,811
NetEase, Inc. (ADR)	4,665	628
Singapore Telecommunications, Ltd.	2,083,063	6,258
Bharti Airtel, Ltd.	230,486	5,401
Bharti Airtel, Ltd., interim shares	7,924	141
Universal Music Group NV	170,542	5,521
SoftBank Corp.	3,155,950	4,887
Tencent Holdings, Ltd.	58,900	3,774
Comcast Corp., Class A	100,858	3,600
Nintendo Co., Ltd.	34,000	3,277
Spotify Technology SA (a)	3,523	2,703
Omnicom Group, Inc.	19,663	1,415
Walt Disney Co. (The)	10,921	1,354
Sea, Ltd., Class A (ADR) (a)	4,749	760
Advanced Info Service PCL, foreign registered shares	7,000	60
		165,844

Consumer staples 6.05%
Philip Morris International, Inc.	270,760	49,313
Nestle SA	120,933	12,015
Imperial Brands PLC	302,229	11,935
British American Tobacco PLC	242,773	11,540
Kroger Co.	117,170	8,405
JBS NV (BDR) (a)	238,801	3,438
Ajinomoto Co., Inc.	123,600	3,355
Ocado Group PLC (a)	792,264	2,468
Costco Wholesale Corp.	2,306	2,283
Danone SA	27,147	2,218
Sysco Corp.	24,507	1,856
Kweichow Moutai Co., Ltd., Class A	9,100	1,790
Bunge Global SA	17,875	1,435
Procter & Gamble Co.	7,660	1,220
Uni-Charm Corp.	147,000	1,062
Suntory Beverage & Food, Ltd. (b)	31,400	1,005
US Foods Holding Corp. (a)	12,968	999
Arca Continental, SAB de CV	87,378	924
L’Oreal SA, non-registered shares	2,062	882
Loblaw Companies, Ltd.	5,274	872
Coca-Cola Co.	11,233	795
Keurig Dr Pepper, Inc.	19,565	647
Altria Group, Inc.	6,282	368
General Mills, Inc.	1,805	93
		120,918

Materials 5.30%
Freeport-McMoRan, Inc.	411,150	17,823
Linde PLC	27,617	12,957
Heidelberg Materials AG, non-registered shares	45,768	10,753
Vale SA, ordinary nominative shares	962,864	9,331
Vale SA (ADR), ordinary nominative shares	140,029	1,359
Rio Tinto PLC	159,054	9,268

American Funds Insurance Series	52

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
First Quantum Minerals, Ltd. (a)	366,873	$6,517
Air Products and Chemicals, Inc.	18,638	5,257
Corteva, Inc.	68,862	5,132
Glencore PLC	982,063	3,823
Ivanhoe Mines, Ltd., Class A (a)	450,844	3,387
Air Liquide SA	15,673	3,234
Smurfit Westrock PLC	63,371	2,735
Dow, Inc.	84,736	2,244
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	17,572	2,094
Grupo Mexico, SAB de CV, Series B	249,082	1,509
Southern Copper Corp.	14,886	1,506
Shin-Etsu Chemical Co., Ltd.	31,900	1,057
Akzo Nobel NV	14,643	1,025
Lundin Mining Corp.	95,894	1,008
CRH PLC	10,569	970
Franco-Nevada Corp.	5,675	930
Antofagasta PLC	35,642	885
Anglogold Ashanti PLC	15,965	728
Evonik Industries AG	20,222	417
Anglo American PLC	— (d)	— (d)
		105,949

Energy 3.99%
Shell PLC (GBP denominated)	444,092	15,565
Shell PLC (EUR denominated)	14,064	497
EOG Resources, Inc.	125,943	15,064
Cameco Corp. (CAD denominated)	127,926	9,500
Cameco Corp.	39,775	2,953
Canadian Natural Resources, Ltd. (CAD denominated)	333,819	10,492
TC Energy Corp. (CAD denominated) (b)	153,662	7,502
Tourmaline Oil Corp.	64,998	3,136
Baker Hughes Co., Class A	76,799	2,944
BP PLC	567,500	2,849
Suncor Energy, Inc.	68,296	2,558
ConocoPhillips	21,973	1,972
Expand Energy Corp.	12,380	1,448
Neste OYJ	85,724	1,163
Schlumberger NV	21,356	722
TotalEnergies SE	11,680	717
ADNOC Drilling Co. PJSC	381,223	592
		79,674

Utilities 1.69%
E.ON SE	252,314	4,644
Iberdrola SA, non-registered shares	231,736	4,447
Constellation Energy Corp.	11,628	3,753
Pinnacle West Capital Corp.	36,700	3,284
Engie SA	134,866	3,165
NextEra Energy, Inc.	38,632	2,682
Dominion Energy, Inc.	39,815	2,250
Duke Energy Corp.	18,764	2,214
China Resources Gas Group, Ltd.	728,832	1,862
National Grid PLC	105,993	1,544
DTE Energy Co.	10,763	1,426
Public Service Enterprise Group, Inc.	11,944	1,005
FirstEnergy Corp.	24,064	969
Southern Co. (The)	5,700	523
		33,768

53	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.77%
Prologis, Inc. REIT	44,269	$4,653
China Resources Mixc Lifestyle Services, Ltd.	943,600	4,562
VICI Properties, Inc. REIT	134,656	4,390
Simon Property Group, Inc. REIT	6,679	1,074
Longfor Group Holdings, Ltd. (b)	668,238	788
		15,467
Total common stocks (cost: $1,143,827,000)		1,917,016
Preferred securities 0.26%
Financials 0.26%
Itau Unibanco Holding SA, preferred nominative shares	320,549	2,180
Itau Unibanco Holding SA (ADR), preferred nominative shares	219,472	1,490
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)(b)	58,679	880
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	700	10
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	37,228	531
		5,091
Total preferred securities (cost: $4,428,000)		5,091
Bonds, notes & other debt instruments 0.07%	Principal amount (000)
Corporate bonds, notes & loans 0.04%
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041) (e)	USD709	505

Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	432	424
Total corporate bonds, notes & loans		929
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	577
Total bonds, notes & other debt instruments (cost: $1,581,000)		1,506
Short-term securities 4.22%	Shares
Money market investments 3.82%
Capital Group Central Cash Fund 4.35% (f)(g)	762,860	76,286

Money market investments purchased with collateral from securities on loan 0.40%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)	8,089,301	8,089
Total short-term securities (cost: $84,370,000)		84,375
Total investment securities 100.51% (cost: $1,234,206,000)		2,007,988
Other assets less liabilities (0.51)%		(10,284)
Net assets 100.00%		$1,997,704

American Funds Insurance Series	54

Capital World Growth and Income Fund (continued)
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.82%
Money market investments 3.82%
Capital Group Central Cash Fund 4.35% (f)	$46,673	$205,977	$176,354	$(8)	$(2)	$76,286	$1,606

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $8,902,000, which represented 0.45% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Step bond; coupon rate may change at a later date.
(f)	Rate represents the seven-day yield at 6/30/2025.
(g)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

55	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.21%	Shares	Value (000)
Information technology 27.82%
Microsoft Corp.	6,355,199	$3,161,140
NVIDIA Corp.	15,063,719	2,379,917
Broadcom, Inc.	7,692,044	2,120,312
Apple, Inc.	5,646,237	1,158,438
Accenture PLC, Class A	1,488,978	445,041
Oracle Corp.	1,909,313	417,433
Amphenol Corp., Class A	3,069,782	303,141
Arista Networks, Inc. (a)	2,911,504	297,876
Cognizant Technology Solutions Corp., Class A	3,381,043	263,823
Seagate Technology Holdings PLC	1,823,912	263,245
Texas Instruments, Inc.	993,770	206,327
Salesforce, Inc.	684,185	186,570
Applied Materials, Inc.	933,753	170,942
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	148,847
Microchip Technology, Inc.	1,828,376	128,663
Adobe, Inc. (a)	163,526	63,265
Palo Alto Networks, Inc. (a)	220,554	45,134
Micron Technology, Inc.	268,034	33,035
ASML Holding NV	28,845	23,023
QUALCOMM, Inc.	141,313	22,506
		11,838,678

Industrials 15.48%
RTX Corp.	7,207,131	1,052,385
Automatic Data Processing, Inc.	1,993,331	614,743
Boeing Co. (The) (a)	2,376,190	497,883
Carrier Global Corp.	6,092,070	445,878
General Dynamics Corp.	1,519,363	443,137
GFL Environmental, Inc., subordinate voting shares	8,442,865	426,027
Woodward, Inc.	1,642,573	402,578
Airbus SE, non-registered shares	1,921,964	401,313
General Electric Co.	1,504,665	387,286
United Rentals, Inc.	293,723	221,291
Paychex, Inc.	1,519,430	221,016
XPO, Inc. (a)	1,749,629	220,961
Honeywell International, Inc.	828,971	193,051
Ingersoll-Rand, Inc.	2,182,540	181,544
Caterpillar, Inc.	418,832	162,595
APi Group Corp. (a)	2,760,328	140,915
Uber Technologies, Inc. (a)	1,288,242	120,193
CSX Corp.	3,114,334	101,621
TransDigm Group, Inc.	65,897	100,206
L3Harris Technologies, Inc.	381,989	95,818
Union Pacific Corp.	360,831	83,020
StandardAero, Inc. (a)	1,589,110	50,295
Waste Management, Inc.	113,395	25,947
		6,589,703

Financials 12.23%
JPMorgan Chase & Co.	2,970,358	861,136
Mastercard, Inc., Class A	1,095,825	615,788
Fidelity National Information Services, Inc.	6,648,960	541,292
BlackRock, Inc.	504,695	529,551
Wells Fargo & Co.	3,777,575	302,659
Marsh & McLennan Cos., Inc.	1,141,737	249,629
Capital One Financial Corp.	1,018,858	216,772
Chubb, Ltd.	559,859	162,202
Visa, Inc., Class A	445,602	158,211
B3 SA - Brasil, Bolsa, Balcao	56,528,755	151,698

American Funds Insurance Series	56

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Morgan Stanley	957,257	$134,839
Berkshire Hathaway, Inc., Class B (a)	269,334	130,834
Pinnacle Financial Partners, Inc.	1,131,294	124,906
Arthur J. Gallagher & Co.	386,229	123,640
Goldman Sachs Group, Inc.	174,257	123,330
Progressive Corp.	441,636	117,855
PNC Financial Services Group, Inc.	520,903	97,107
PayPal Holdings, Inc. (a)	1,170,785	87,013
S&P Global, Inc.	165,000	87,003
CME Group, Inc., Class A	292,470	80,611
State Street Corp.	681,940	72,518
American Express Co.	214,890	68,546
American International Group, Inc.	704,000	60,255
First Citizens BancShares, Inc., Class A	27,589	53,977
Apollo Asset Management, Inc.	373,721	53,020
		5,204,392

Consumer discretionary 10.82%
Amazon.com, Inc. (a)	7,885,129	1,729,918
Starbucks Corp.	5,895,185	540,176
Royal Caribbean Cruises, Ltd.	1,347,194	421,860
Wyndham Hotels & Resorts, Inc. (b)	4,703,154	381,943
Home Depot, Inc.	851,415	312,163
Tesla, Inc. (a)	809,068	257,009
Las Vegas Sands Corp.	5,713,687	248,603
Sony Group Corp.	5,225,500	135,350
Viking Holdings, Ltd. (a)	2,360,527	125,793
Chipotle Mexican Grill, Inc. (a)	2,131,290	119,672
Hasbro, Inc.	1,121,640	82,799
TJX Companies, Inc. (The)	495,864	61,234
DoorDash, Inc., Class A (a)	176,256	43,449
Carvana Co., Class A (a)	122,390	41,241
YUM! Brands, Inc.	272,921	40,441
Hilton Worldwide Holdings, Inc.	151,393	40,322
LVMH Moet Hennessy-Louis Vuitton SE	44,522	23,317
		4,605,290

Health care 9.29%
Eli Lilly and Co.	1,455,976	1,134,977
Vertex Pharmaceuticals, Inc. (a)	1,278,119	569,019
AbbVie, Inc.	1,919,793	356,352
Abbott Laboratories	2,330,871	317,022
Thermo Fisher Scientific, Inc.	529,687	214,767
Revvity, Inc.	1,740,393	168,331
IQVIA Holdings, Inc. (a)	861,315	135,735
Johnson & Johnson	807,444	123,337
Sanofi	1,245,837	120,646
Cencora, Inc.	401,982	120,534
Insulet Corp. (a)	303,962	95,499
Gilead Sciences, Inc.	715,085	79,281
UnitedHealth Group, Inc.	238,376	74,366
Intuitive Surgical, Inc. (a)	129,867	70,571
Cigna Group (The)	169,900	56,165
Stryker Corp.	138,782	54,906
Danaher Corp.	250,263	49,437
GE HealthCare Technologies, Inc.	626,693	46,419
Amgen, Inc.	151,000	42,161
CVS Health Corp.	535,085	36,910
DexCom, Inc. (a)	390,182	34,059

57	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Masimo Corp. (a)	119,168	$20,046
Medtronic PLC	210,000	18,306
Alnylam Pharmaceuticals, Inc. (a)	44,175	14,405
		3,953,251

Communication services 8.98%
Meta Platforms, Inc., Class A	2,978,719	2,198,563
Alphabet, Inc., Class A	4,123,004	726,597
Alphabet, Inc., Class C	2,168,410	384,654
Netflix, Inc. (a)	262,557	351,598
Universal Music Group NV	3,239,458	104,862
SoftBank Group Corp.	484,100	35,348
Comcast Corp., Class A	624,053	22,272
		3,823,894

Consumer staples 3.14%
British American Tobacco PLC	11,381,282	541,008
Procter & Gamble Co.	1,370,988	218,426
Philip Morris International, Inc.	1,042,193	189,815
Coca-Cola Co.	2,053,492	145,284
Imperial Brands PLC	3,663,668	144,682
Mondelez International, Inc., Class A	851,894	57,452
Keurig Dr Pepper, Inc.	1,164,623	38,502
		1,335,169

Energy 2.99%
Baker Hughes Co., Class A	8,415,638	322,656
Canadian Natural Resources, Ltd. (CAD denominated)	9,452,456	297,092
Exxon Mobil Corp.	2,651,600	285,843
Expand Energy Corp.	715,878	83,715
TC Energy Corp.	1,629,755	79,516
EOG Resources, Inc.	575,078	68,785
Chevron Corp.	444,985	63,717
ConocoPhillips	434,738	39,013
Halliburton Co.	1,672,003	34,075
		1,274,412

Materials 2.72%
Air Products and Chemicals, Inc.	1,428,502	402,923
International Paper Co.	5,806,574	271,922
Linde PLC	565,683	265,407
Eastman Chemical Co.	1,388,765	103,685
LyondellBasell Industries NV	769,974	44,551
Freeport-McMoRan, Inc.	1,005,668	43,596
Albemarle Corp.	431,100	27,017
		1,159,101

Utilities 1.97%
PG&E Corp.	18,016,861	251,155
Dominion Energy, Inc.	4,402,764	248,844
CenterPoint Energy, Inc.	3,037,684	111,605
Entergy Corp.	1,337,004	111,132
Sempra	800,000	60,616
NextEra Energy, Inc.	793,264	55,068
		838,420

American Funds Insurance Series	58

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 1.77%
VICI Properties, Inc. REIT	10,163,137	$331,319
Equinix, Inc. REIT	235,188	187,085
American Tower Corp. REIT	428,106	94,620
Prologis, Inc. REIT	866,060	91,040
Welltower, Inc. REIT	306,310	47,089
		751,153
Total common stocks (cost: $22,661,815,000)		41,373,463
Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds, notes & loans 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	USD160	160
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	828
Total corporate bonds, notes & loans		988
Total bonds, notes & other debt instruments (cost: $969,000)		988
Short-term securities 2.96%	Shares
Money market investments 2.96%
Capital Group Central Cash Fund 4.35% (b)(c)	12,613,746	1,261,375
Total short-term securities (cost: $1,261,311,000)		1,261,375
Total investment securities 100.17% (cost: $23,924,095,000)		42,635,826
Other assets less liabilities (0.17)%		(73,509)
Net assets 100.00%		$42,562,317
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.90%
Consumer discretionary 0.90%
Wyndham Hotels & Resorts, Inc.	$509,003	$—	$32,068	$6,460	$(101,452)	$381,943	$3,857
Short-term securities 2.96%
Money market investments 2.96%
Capital Group Central Cash Fund 4.35% (c)	1,471,964	3,884,821	4,095,042	(247)	(121)	1,261,375	33,418
Total 3.86%				$6,213	$(101,573)	$1,643,318	$37,275

(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Rate represents the seven-day yield at 6/30/2025.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

59	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.81%	Shares	Value (000)
Financials 24.20%
UniCredit SpA	82,015	$5,498
AXA SA	98,049	4,813
Societe Generale	83,606	4,781
Skandinaviska Enskilda Banken AB, Class A	213,375	3,724
DBS Group Holdings, Ltd.	92,484	3,267
Banco Bilbao Vizcaya Argentaria SA	207,319	3,188
Zurich Insurance Group AG	4,329	3,026
CaixaBank SA, non-registered shares	346,304	3,000
HSBC Holdings PLC (GBP denominated)	187,318	2,267
HSBC Holdings PLC (HKD denominated)	57,200	692
KB Financial Group, Inc.	33,773	2,775
Hana Financial Group, Inc.	38,096	2,436
AIA Group, Ltd.	269,000	2,412
Banco Santander SA	278,262	2,303
Euronext NV	13,050	2,231
Prudential PLC	176,972	2,217
PICC Property and Casualty Co., Ltd., Class H	1,140,000	2,207
NatWest Group PLC	307,586	2,159
Deutsche Bank AG	72,520	2,150
Resona Holdings, Inc.	231,000	2,137
HDFC Bank, Ltd.	84,415	1,970
Bank Hapoalim BM	100,063	1,920
Aviva PLC	214,434	1,823
London Stock Exchange Group PLC	11,847	1,729
Kotak Mahindra Bank, Ltd.	67,163	1,694
Bank Leumi le-Israel BM	85,824	1,596
Munchener Ruckversicherungs-Gesellschaft AG	2,352	1,525
Allianz SE	3,670	1,488
Ping An Insurance (Group) Company of China, Ltd., Class H	198,500	1,261
Abu Dhabi Islamic Bank PJSC	213,614	1,251
3i Group PLC	22,022	1,245
Tokio Marine Holdings, Inc.	27,700	1,175
Edenred SA	36,354	1,126
Aon PLC, Class A	2,980	1,063
CVC Capital Partners PLC	50,136	1,026
XP, Inc., Class A	45,340	916
ICICI Bank, Ltd. (ADR)	26,538	893
Mediobanca SpA (a)	37,649	875
Adyen NV (b)	463	850
Etoro Group, Ltd., Class A (b)	12,624	841
Hiscox, Ltd.	48,322	832
Hong Kong Exchanges and Clearing, Ltd.	15,500	827
Tryg A/S	31,592	816
Macquarie Group, Ltd.	5,051	760
Pluxee NV	34,882	760
Canadian Imperial Bank of Commerce	9,407	668
Partners Group Holding AG	510	665
Mizuho Financial Group, Inc.	23,700	657
Plus500, Ltd.	13,607	634
Brookfield Corp., Class A (CAD denominated)	8,991	556
Grupo Financiero Banorte, SAB de CV, Series O	56,281	514
People’s Insurance Company (Group) of China, Ltd. (The), Class H	640,000	487
Banco BTG Pactual SA, units	61,713	480
Canara Bank	300,837	401
Sampo OYJ, Class A	36,843	396
Intesa Sanpaolo SpA	64,163	370
Grupo Financiero Inbursa, SAB de CV	139,929	361
MS&AD Insurance Group Holdings, Inc.	16,000	359
Saudi National Bank (The)	36,707	354
Bank Central Asia Tbk PT	641,400	343
Banca Generali SpA	6,155	342

American Funds Insurance Series	60

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Japan Post Bank Co., Ltd.	28,500	$308
ING Groep NV	10,568	232
Hang Seng Bank, Ltd.	12,900	193
Sberbank of Russia PJSC (c)	476,388	— (d)
		95,865

Industrials 16.00%
BAE Systems PLC	371,144	9,611
Airbus SE, non-registered shares	27,613	5,766
Ryanair Holdings PLC (ADR)	76,887	4,434
Siemens AG	11,090	2,843
Rheinmetall AG, non-registered shares	1,264	2,676
Hitachi, Ltd.	88,400	2,581
ABB, Ltd.	42,447	2,531
Safran SA	7,110	2,311
Deutsche Post AG	45,152	2,085
RELX PLC	38,138	2,061
ITOCHU Corp.	34,700	1,821
DSV A/S	7,290	1,752
Epiroc AB, Class B	42,138	806
Epiroc AB, Class A	33,488	727
Motiva Infraestrutura de Mobilidade SA	599,534	1,522
Canadian National Railway Co. (CAD denominated)	13,158	1,371
Diploma PLC	19,393	1,301
Alliance Global Group, Inc.	7,546,600	1,208
Copa Holdings SA, Class A	10,519	1,157
Compagnie de Saint-Gobain SA, non-registered shares	9,633	1,131
SMC Corp.	3,000	1,084
Volvo AB, Class B	38,529	1,081
Deutsche Lufthansa AG	123,520	1,045
Singapore Technologies Engineering, Ltd.	166,300	1,019
ASSA ABLOY AB, Class B	31,106	971
SPIE SA	15,845	890
SGH, Ltd.	22,731	809
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	34,778	798
Komatsu, Ltd.	20,200	664
Brambles, Ltd.	34,999	539
Kingspan Group PLC	6,112	520
Metso Corp.	39,888	516
Daikin Industries, Ltd.	4,000	473
Caterpillar, Inc.	1,195	464
Bombardier, Inc., Class B (b)	4,952	431
Jiangsu Hengli Hydraulic Co., Ltd., Class A	40,100	403
Mitsui & Co., Ltd.	15,800	323
Rolls-Royce Holdings PLC	23,754	316
International Consolidated Airlines Group SA (CDI)	66,727	313
Ashtead Group PLC	4,715	302
Salik Co. PJSC	174,803	288
International Container Terminal Services, Inc.	32,510	237
Wizz Air Holdings PLC (b)	12,727	190
		63,371

Information technology 11.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	403,000	14,623
ASML Holding NV	7,732	6,171
MediaTek, Inc.	90,000	3,851
Samsung Electronics Co., Ltd.	71,381	3,163
Broadcom, Inc.	8,075	2,226
SAP SE	7,175	2,182

61	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
NEC Corp.	55,900	$1,638
Sage Group PLC (The)	68,516	1,176
Capgemini SE	6,781	1,159
ASMPT, Ltd.	137,500	1,008
SK hynix, Inc.	4,609	997
Halma PLC	20,776	913
ASM International NV	1,296	830
Fujitsu, Ltd.	31,500	769
Tokyo Electron, Ltd.	3,900	750
E Ink Holdings, Inc.	95,000	719
Bechtle AG, non-registered shares	12,590	590
Lumine Group, Inc., subordinate voting shares (b)	10,419	366
Tata Consultancy Services, Ltd.	8,945	361
Keyence Corp.	800	321
eMemory Technology, Inc.	3,000	242
Newgen Software Technologies, Ltd.	13,433	183
		44,238

Consumer staples 8.81%
British American Tobacco PLC	131,714	6,261
Philip Morris International, Inc.	27,581	5,023
Nestle SA	44,604	4,431
Imperial Brands PLC	91,475	3,613
Carlsberg A/S, Class B	14,001	1,984
KT&G Corp.	18,007	1,704
Pernod Ricard SA	16,278	1,622
Arca Continental, SAB de CV	127,111	1,344
L’Oreal SA, non-registered shares	3,110	1,330
Carrefour SA, non-registered shares	91,237	1,286
Danone SA	13,637	1,114
Anheuser-Busch InBev SA/NV	15,787	1,083
Yamazaki Baking Co., Ltd.	39,500	886
Tsingtao Brewery Co., Ltd., Class H	129,738	847
Kweichow Moutai Co., Ltd., Class A	3,290	647
Ocado Group PLC (b)	175,541	547
Unilever PLC	8,946	543
United Spirits, Ltd.	19,088	318
Seven & i Holdings Co., Ltd.	18,100	292
		34,875

Consumer discretionary 8.23%
Industria de Diseno Textil SA	85,241	4,436
Renault SA	67,213	3,098
Trip.com Group, Ltd. (ADR)	37,365	2,191
Trip.com Group, Ltd.	10,050	584
Prosus NV, Class N	48,589	2,717
MGM China Holdings, Ltd.	1,190,000	1,952
Amadeus IT Group SA, Class A, non-registered shares	17,324	1,459
LVMH Moet Hennessy-Louis Vuitton SE	2,363	1,238
Aristocrat Leisure, Ltd.	28,439	1,220
Evolution AB	13,052	1,037
Entain PLC	83,159	1,028
Midea Group Co., Ltd., Class A	95,500	962
ANTA Sports Products, Ltd.	72,700	875
Compagnie Financiere Richemont SA, Class A	4,098	772
InterContinental Hotels Group PLC	6,711	765
Hyundai Motor Co.	5,056	762
Suzuki Motor Corp.	51,100	618
Games Workshop Group PLC	2,664	593

American Funds Insurance Series	62

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Restaurant Brands International, Inc. (CAD denominated)	8,197	$544
D’Ieteren Group	2,461	529
B&M European Value Retail SA	138,745	517
Meituan, Class B (b)	32,000	511
Dixon Technologies (India), Ltd.	2,917	510
Accor SA	9,691	506
Nitori Holdings Co., Ltd.	4,900	474
H World Group, Ltd. (ADR)	12,538	425
JD.com, Inc., Class A (ADR)	12,568	410
Paltac Corp.	14,300	401
Galaxy Entertainment Group, Ltd.	89,361	397
Amber Enterprises India, Ltd. (b)	4,368	345
BYD Co., Ltd., Class A	6,400	296
Maruti Suzuki India, Ltd.	1,989	288
Jumbo SA	3,722	128
		32,588

Communication services 7.32%
Koninklijke KPN NV	950,618	4,631
Singapore Telecommunications, Ltd.	972,800	2,923
Publicis Groupe SA	24,160	2,723
Tencent Holdings, Ltd.	32,500	2,082
Deutsche Telekom AG	49,481	1,805
Nintendo Co., Ltd.	17,500	1,687
Bharti Airtel, Ltd.	62,029	1,453
MTN Group, Ltd.	181,961	1,448
BT Group PLC	487,864	1,297
Orange	82,607	1,257
Kanzhun, Ltd., Class A (ADR) (b)	61,210	1,092
Swisscom AG (b)	1,375	975
NetEase, Inc.	34,200	919
Nippon Television Holdings, Inc.	38,500	895
HYBE Co., Ltd.	3,666	839
Indus Towers, Ltd. (b)	153,766	755
America Movil, SAB de CV, Class B (ADR)	37,216	668
Universal Music Group NV	20,503	664
KT Corp. (ADR)	22,308	464
Vend Marketplaces ASA, Class A	11,389	401
		28,978

Health care 6.52%
Sanofi	67,985	6,584
AstraZeneca PLC	38,492	5,347
EssilorLuxottica SA	11,732	3,219
Novo Nordisk AS, Class B	44,521	3,090
Chugai Pharmaceutical Co., Ltd.	24,300	1,270
bioMerieux SA	8,453	1,169
Haleon PLC	180,035	925
Grifols SA, Class B (ADR) (b)	96,958	876
Roche Holding AG, nonvoting non-registered shares	2,659	866
Bayer AG	25,374	763
Genus PLC	15,716	441
Max Healthcare Institute, Ltd.	27,843	414
Fresenius SE & Co. KGaA	7,058	355
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	40,000	274

63	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
HOYA Corp.	1,100	$131
Akums Drugs and Pharmaceuticals, Ltd. (b)	16,884	115
Euroapi SA (a)(b)	1,412	5
		25,844

Materials 5.20%
Barrick Mining Corp.	145,374	3,027
Linde PLC	4,443	2,084
Glencore PLC	443,045	1,725
BASF SE	34,443	1,698
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	11,435	1,362
Shin-Etsu Chemical Co., Ltd.	35,500	1,176
Vale SA (ADR), ordinary nominative shares	84,314	819
Vale SA, ordinary nominative shares	32,911	319
Heidelberg Materials AG, non-registered shares	3,882	912
Anhui Conch Cement Co., Ltd., Class H	345,000	877
Norsk Hydro ASA	141,880	810
Nutrien, Ltd. (CAD denominated)	13,615	793
Air Liquide SA	3,426	707
Rio Tinto PLC	11,504	670
Grupo Mexico, SAB de CV, Series B	102,232	619
Sika AG	2,232	606
Valterra Platinum, Ltd. (ZAR denominated)	11,207	500
Valterra Platinum, Ltd. (GBP denominated) (b)	1,235	54
Fresnillo PLC	25,025	495
Franco-Nevada Corp. (CAD denominated)	2,647	435
Anglo American PLC	10,633	314
Fortescue, Ltd.	23,624	238
Givaudan SA	43	208
Freeport-McMoRan, Inc.	3,152	137
Alrosa PJSC (c)	53,607	— (d)
		20,585

Energy 4.55%
TotalEnergies SE	113,612	6,972
Cameco Corp. (CAD denominated)	32,219	2,393
Canadian Natural Resources, Ltd. (CAD denominated)	59,516	1,871
Shell PLC (GBP denominated)	50,148	1,758
Gaztransport & Technigaz SA	4,044	801
Cenovus Energy, Inc. (CAD denominated)	37,928	516
Cenovus Energy, Inc.	12,761	174
Repsol SA, non-registered shares	46,619	683
TC Energy Corp. (CAD denominated)	13,038	636
BP PLC	125,880	632
ADNOC Drilling Co. PJSC	316,861	492
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	30,053	376
Tourmaline Oil Corp.	7,613	367
Schlumberger NV	7,986	270
South Bow Corp. (a)	2,470	64
Sovcomflot PAO (c)	356,717	— (d)
		18,005

Utilities 2.76%
Engie SA	138,827	3,258
SSE PLC	64,755	1,628
Iberdrola SA, non-registered shares	80,462	1,544
Brookfield Infrastructure Partners, LP	37,345	1,251
RWE AG	29,722	1,240

American Funds Insurance Series	64

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Veolia Environnement SA	18,018	$642
National Grid PLC	42,387	618
CPFL Energia SA	58,911	443
NTPC, Ltd.	81,979	320
		10,944

Real estate 1.05%
Mitsubishi Estate Co., Ltd.	42,900	805
Prologis Property Mexico, SA de CV, REIT	186,799	706
CK Asset Holdings, Ltd.	124,000	547
Link REIT	93,568	500
Sun Hung Kai Properties, Ltd.	34,000	390
CapitaLand Integrated Commercial Trust REIT	222,900	380
Henderson Land Development Co., Ltd.	92,000	322
Longfor Group Holdings, Ltd.	248,742	293
Goodman Logistics (HK), Ltd. REIT	10,467	236
		4,179
Total common stocks (cost: $274,155,000)		379,472
Preferred securities 0.04%
Materials 0.04%
Gerdau SA, preferred nominative shares	58,932	174
Total preferred securities (cost: $222,000)		174
Short-term securities 4.17%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (e)(f)	156,755	15,675

Money market investments purchased with collateral from securities on loan 0.21%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (e)(g)	842,889	843
Total short-term securities (cost: $16,516,000)		16,518
Total investment securities 100.02% (cost: $290,893,000)		396,164
Other assets less liabilities (0.02)%		(99)
Net assets 100.00%		$396,065
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (e)	$11,674	$48,655	$44,653	$— (d)	$(1)	$15,675	$272

65	American Funds Insurance Series

International Growth and Income Fund (continued)
(a)
All or a portion of this security was on loan. The total value of all such securities was $891,000, which represented 0.22% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

(b)	Security did not produce income during the last 12 months.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	66

Capital Income Builder
Investment portfolio June 30, 2025unaudited

Common stocks 74.97%	Shares	Value (000)
Financials 14.92%
JPMorgan Chase & Co.	85,808	$24,877
Morgan Stanley	105,303	14,833
Munchener Ruckversicherungs-Gesellschaft AG	20,000	12,972
Zurich Insurance Group AG	17,253	12,059
NatWest Group PLC	1,714,879	12,038
ING Groep NV	431,972	9,478
BlackRock, Inc.	8,807	9,241
Wells Fargo & Co.	100,287	8,035
Intact Financial Corp.	34,475	8,017
DBS Group Holdings, Ltd.	213,416	7,538
PNC Financial Services Group, Inc.	33,774	6,296
Truist Financial Corp.	133,958	5,759
KB Financial Group, Inc.	67,130	5,516
Tokio Marine Holdings, Inc.	104,800	4,447
Hana Financial Group, Inc.	69,407	4,438
Euronext NV	22,802	3,897
American International Group, Inc.	43,446	3,719
AIA Group, Ltd.	400,000	3,587
TPG, Inc., Class A	68,006	3,567
National Bank of Canada	33,144	3,420
BNP Paribas SA	36,399	3,272
Banco Santander SA	392,996	3,253
East West Bancorp, Inc.	31,456	3,176
Sampo OYJ, Class A	289,641	3,115
Progressive Corp.	11,438	3,052
360 ONE WAM, Ltd.	213,984	2,981
Toronto-Dominion Bank (The) (CAD denominated)	38,971	2,866
Power Corporation of Canada, subordinate voting shares (a)	71,810	2,805
Banco Bilbao Vizcaya Argentaria SA	178,297	2,742
UniCredit SpA	38,177	2,559
Apollo Asset Management, Inc.	17,756	2,519
CME Group, Inc., Class A	9,068	2,499
PICC Property and Casualty Co., Ltd., Class H	1,252,000	2,424
3i Group PLC	35,575	2,012
Blackstone, Inc.	13,386	2,002
EFG International AG	105,100	1,947
Kaspi.kz JSC	21,756	1,916
Webster Financial Corp.	33,891	1,851
Skandinaviska Enskilda Banken AB, Class A	105,131	1,835
Mizuho Financial Group, Inc.	64,500	1,789
Swiss Re AG	10,267	1,775
Samsung Fire & Marine Insurance Co., Ltd.	5,329	1,714
Deutsche Bank AG	53,468	1,585
State Street Corp.	14,738	1,567
Hong Kong Exchanges and Clearing, Ltd.	28,000	1,494
Standard Chartered PLC	87,032	1,442
SouthState Corp.	12,116	1,115
Patria Investments, Ltd., Class A	70,098	986
Bank Central Asia Tbk PT	1,673,400	894
Canadian Imperial Bank of Commerce	12,050	855
Western Union Co.	98,671	831
Marsh & McLennan Cos., Inc.	3,782	827
Citizens Financial Group, Inc.	17,188	769
Vontobel Holding AG	9,350	755
Houlihan Lokey, Inc., Class A	3,658	658
Great-West Lifeco, Inc.	17,173	653
Resona Holdings, Inc.	62,400	577

67	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
First American Financial Corp.	6,638	$408
Bank Mandiri (Persero) Tbk PT	1,301,701	391
Sberbank of Russia PJSC (b)	204,176	— (c)
		233,645

Information technology 9.73%
Broadcom, Inc.	218,318	60,179
Taiwan Semiconductor Manufacturing Co., Ltd.	821,800	29,820
Microsoft Corp.	47,315	23,535
Accenture PLC, Class A	24,540	7,335
Seagate Technology Holdings PLC	33,236	4,797
Tokyo Electron, Ltd.	23,200	4,459
Texas Instruments, Inc.	21,302	4,423
SAP SE	12,964	3,942
KLA Corp.	3,797	3,401
HCL Technologies, Ltd.	134,835	2,718
MediaTek, Inc.	50,000	2,140
TE Connectivity Public, Ltd. Co.	10,940	1,845
Analog Devices, Inc.	7,300	1,738
TDK Corp.	140,100	1,649
Capgemini SE	2,349	401
		152,382

Industrials 8.67%
RTX Corp.	200,678	29,303
Volvo AB, Class B	331,726	9,306
Siemens AG	34,165	8,759
Deutsche Post AG	170,160	7,859
BAE Systems PLC	287,802	7,453
RELX PLC	110,698	5,982
Paychex, Inc.	35,883	5,220
Mitsubishi Corp.	228,781	4,588
Singapore Technologies Engineering, Ltd.	716,900	4,392
Marubeni Corp.	211,300	4,274
FedEx Corp.	17,546	3,988
Honeywell International, Inc.	16,873	3,929
Automatic Data Processing, Inc.	12,139	3,744
Carrier Global Corp.	43,991	3,220
Broadridge Financial Solutions, Inc.	13,014	3,163
Airbus SE, non-registered shares	12,725	2,657
Canadian National Railway Co. (CAD denominated)	23,624	2,462
Northrop Grumman Corp.	4,914	2,457
Union Pacific Corp.	10,554	2,428
ITOCHU Corp.	41,500	2,178
Localiza Rent a Car SA, ordinary nominative shares	272,638	2,033
Bureau Veritas SA	58,499	1,994
Robert Half, Inc.	41,739	1,713
Epiroc AB, Class A	60,943	1,323
Epiroc AB, Class B	4,933	95
Trinity Industries, Inc.	51,776	1,399
Schneider Electric SE	5,014	1,334
UL Solutions, Inc., Class A	16,361	1,192
SGS SA	11,681	1,185
PACCAR, Inc.	12,078	1,148
Transurban Group	121,112	1,114
Sulzer AG	5,386	972
Logista Integral SA, non-registered shares	23,729	777
ABB, Ltd.	11,891	709

American Funds Insurance Series	68

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Brambles, Ltd.	40,818	$629
Computershare Ltd.	22,570	593
Watsco, Inc.	415	183
		135,755

Consumer staples 8.60%
Philip Morris International, Inc.	232,304	42,309
British American Tobacco PLC	501,602	23,843
British American Tobacco PLC (ADR)	40,836	1,933
Mondelez International, Inc., Class A	220,906	14,898
Imperial Brands PLC	229,612	9,068
Nestle SA	60,265	5,987
Sysco Corp.	57,604	4,363
Danone SA	45,261	3,698
ITC, Ltd.	710,417	3,450
Altria Group, Inc.	58,605	3,436
Carlsberg A/S, Class B	21,785	3,087
Coca-Cola Co.	42,247	2,989
Kimberly-Clark Corp.	19,552	2,521
General Mills, Inc.	42,990	2,227
WH Group, Ltd.	2,022,500	1,945
Suntory Beverage & Food, Ltd.	51,300	1,642
Procter & Gamble Co.	9,712	1,547
Dollar General Corp.	10,394	1,189
PepsiCo, Inc.	8,237	1,088
Unilever PLC	16,272	988
Anheuser-Busch InBev SA/NV	12,112	831
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	727
Pernod Ricard SA	5,475	545
Constellation Brands, Inc., Class A	1,891	308
Scandinavian Tobacco Group A/S	9,175	122
		134,741

Health care 8.10%
AbbVie, Inc.	109,793	20,380
Abbott Laboratories	124,644	16,953
Amgen, Inc.	49,129	13,717
Gilead Sciences, Inc.	117,805	13,061
AstraZeneca PLC	88,789	12,334
Sanofi	108,546	10,512
Novo Nordisk AS, Class B	110,487	7,668
Medtronic PLC	82,172	7,163
UnitedHealth Group, Inc.	14,130	4,408
Bristol-Myers Squibb Co.	85,101	3,939
Takeda Pharmaceutical Co., Ltd.	106,625	3,276
Merck & Co., Inc.	28,632	2,267
CVS Health Corp.	31,588	2,179
EBOS Group, Ltd.	81,078	1,899
EssilorLuxottica SA	6,880	1,887
Roche Holding AG, nonvoting non-registered shares	4,650	1,514
Novartis AG	9,389	1,138
Sandoz Group AG	18,029	987
GSK PLC	43,796	836
Royalty Pharma PLC, Class A	22,537	812
		126,930

Utilities 5.29%
Engie SA	348,234	8,173

69	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Iberdrola SA, non-registered shares	391,173	$7,506
E.ON SE	386,133	7,107
Dominion Energy, Inc.	124,159	7,017
National Grid PLC	446,695	6,509
SSE PLC	209,134	5,256
Pinnacle West Capital Corp.	56,998	5,100
DTE Energy Co.	37,944	5,026
CenterPoint Energy, Inc.	124,795	4,585
Duke Energy Corp.	33,133	3,910
Southern Co. (The)	41,174	3,781
Entergy Corp.	37,644	3,129
Sempra	39,487	2,992
Atmos Energy Corp.	15,655	2,413
Enel SpA	230,994	2,192
Power Grid Corporation of India, Ltd.	616,919	2,157
SembCorp Industries, Ltd.	268,900	1,449
AES Corp.	132,318	1,392
NextEra Energy, Inc.	18,420	1,279
Edison International	21,128	1,090
Power Assets Holdings, Ltd.	127,000	816
		82,879

Consumer discretionary 4.85%
McDonald’s Corp.	32,086	9,375
Industria de Diseno Textil SA	154,521	8,042
Home Depot, Inc.	19,698	7,222
Starbucks Corp.	74,312	6,809
YUM! Brands, Inc.	33,673	4,990
Midea Group Co., Ltd., Class A	484,566	4,882
Royal Caribbean Cruises, Ltd.	11,474	3,593
Compagnie Generale des Etablissements Michelin	92,890	3,451
LVMH Moet Hennessy-Louis Vuitton SE	6,411	3,358
Evolution AB	39,788	3,161
Amadeus IT Group SA, Class A, non-registered shares	33,725	2,840
Tractor Supply Co.	42,150	2,224
NEXT PLC	12,951	2,211
Compagnie Financiere Richemont SA, Class A	11,374	2,142
Aristocrat Leisure, Ltd.	49,212	2,111
Darden Restaurants, Inc.	9,659	2,105
Vail Resorts, Inc.	12,620	1,983
Restaurant Brands International, Inc.	27,181	1,802
Galaxy Entertainment Group, Ltd.	283,000	1,256
Las Vegas Sands Corp.	26,266	1,143
OPAP SA	26,284	596
Jumbo SA	13,271	458
International Game Technology PLC	17,882	283
		76,037

Energy 4.64%
Exxon Mobil Corp.	134,162	14,463
Canadian Natural Resources, Ltd. (CAD denominated)	372,833	11,718
TC Energy Corp. (CAD denominated) (a)	195,019	9,521
Shell PLC (GBP denominated)	187,059	6,557
Shell PLC (ADR)	9,821	691
TotalEnergies SE	100,624	6,175
EOG Resources, Inc.	42,410	5,073
ConocoPhillips	52,067	4,672
South Bow Corp. (a)	156,968	4,075
EQT Corp.	62,823	3,664

American Funds Insurance Series	70

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Chevron Corp.	18,330	$2,625
Cenovus Energy, Inc.	93,424	1,271
DT Midstream, Inc.	10,047	1,104
Schlumberger NV	17,806	602
BP PLC	99,480	499
New Fortress Energy, Inc., Class A (d)	950	3
		72,713

Communication services 3.51%
Singapore Telecommunications, Ltd.	3,454,300	10,378
T-Mobile US, Inc.	30,317	7,223
Publicis Groupe SA	59,664	6,725
AT&T, Inc.	208,493	6,034
Deutsche Telekom AG	135,327	4,937
Koninklijke KPN NV	881,213	4,293
Comcast Corp., Class A	108,926	3,888
Verizon Communications, Inc.	65,877	2,850
NetEase, Inc.	86,600	2,328
Nintendo Co., Ltd.	18,200	1,754
America Movil, SAB de CV, Class B (ADR)	82,076	1,472
HKT Trust and HKT, Ltd., units	984,240	1,469
Omnicom Group, Inc.	12,215	879
Swisscom AG (d)	566	401
Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	384
		55,015

Real estate 3.43%
VICI Properties, Inc. REIT	627,033	20,441
Welltower, Inc. REIT	45,047	6,925
Prologis, Inc. REIT	37,913	3,985
Extra Space Storage, Inc. REIT	23,759	3,503
American Tower Corp. REIT	14,128	3,123
Rexford Industrial Realty, Inc. REIT	84,140	2,993
Mindspace Business Parks REIT	399,976	1,866
Link REIT	302,148	1,613
CTP NV	75,076	1,578
CK Asset Holdings, Ltd.	322,500	1,421
UDR, Inc. REIT	34,393	1,404
Equinix, Inc. REIT	1,676	1,333
SBA Communications Corp. REIT, Class A	4,761	1,118
Sun Communities, Inc. REIT	5,902	747
Embassy Office Parks REIT	140,661	639
Lineage, Inc. REIT (a)	9,785	426
Longfor Group Holdings, Ltd.	357,634	422
Kimco Realty Corp. REIT	5,095	107
		53,644

Materials 3.23%
Air Products and Chemicals, Inc.	28,543	8,051
Rio Tinto PLC	117,196	6,829
Smurfit Westrock PLC	148,945	6,427
Shin-Etsu Chemical Co., Ltd.	191,162	6,335
Nitto Denko Corp.	218,938	4,244
Linde PLC	8,566	4,019
Vale SA, ordinary nominative shares	211,978	2,054
Vale SA (ADR), ordinary nominative shares	91,722	891
International Paper Co.	55,076	2,579
Anglo American PLC	75,013	2,214

71	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Antofagasta PLC	47,581	$1,182
BASF SE	23,462	1,157
Dow, Inc.	31,474	833
Eastman Chemical Co.	11,125	830
Barrick Mining Corp.	34,519	719
Evonik Industries AG	27,512	567
Givaudan SA	110	532
Air Liquide SA	2,512	518
BHP Group, Ltd. (CDI)	19,509	468
Valterra Platinum, Ltd. (GBP denominated) (d)	3,257	143
		50,592
Total common stocks (cost: $810,358,000)		1,174,333
Convertible stocks 0.43%
Information technology 0.19%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	44,749	2,982

Utilities 0.13%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,390
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	688
		2,078

Materials 0.06%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	30,256	971

Financials 0.05%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	697
Total convertible stocks (cost: $6,289,000)		6,728
Bonds, notes & other debt instruments 13.99%	Principal amount (000)
Mortgage-backed obligations 5.57%
Federal agency mortgage-backed obligations 4.63%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	USD— (c)	— (c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	802	757
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	273	255
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	4	5
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	2	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)	6	6
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	7	7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	2	2
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	26	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	15	15

American Funds Insurance Series	72

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	USD22	$21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	29	27
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)	162	149
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)	1,853	1,702
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)	2,584	2,279
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)	296	263
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	115	100
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	76	67
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)	42	37
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	12	10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	127	111
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	82	71
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)	43	34
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)	125	110
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	185	147
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)	22	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	157	137
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	19	17
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	14	13
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)	110	96
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)	171	136
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)	18	17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)	71	64
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	806	710
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)	460	403
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)	269	244
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)	105	98
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	9	8
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	53	53
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	150	119
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	107	107
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	97	97
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	148	148
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	93	93
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (e)	90	89
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (e)	798	743
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (e)	71	70
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)	232	228
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	59	58
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	253	253
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	1,378	1,406
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	313	313
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	369	376
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	229	234
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	173	177
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (e)	268	249
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)	99	94
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	123	121
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (e)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	815	817
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	409	416
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (e)	911	848
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (e)	8	8
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	45	46
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	669	682
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	68	71

73	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	USD24	$25
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	27	28
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	869	871
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	117	119
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	62	63
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	948	955
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)	115	117
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	71	71
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	395	405
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	125	127
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	26	27
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	19	19
Fannie Mae Pool #DB4399 6.50% 6/1/2054 (e)	21	22
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	153	153
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	843	857
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	185	188
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	165	169
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (e)	109	111
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	97	100
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	80	81
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	20	20
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (e)	465	490
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,755	2,820
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	358	364
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	9	10
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	9	10
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	10	10
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	9	9
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	7	7
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	18	19
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	240	240
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	34	34
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	237	237
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)	575	551
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	200	196
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (e)	1,177	1,095
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)	44	45
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	628	639
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	318	305
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)	25	25
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	334	320
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	79	80
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	20	19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)	204	208
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	14	14
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (e)	1	1
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (e)	207	214
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)	328	338
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)	218	220
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)	535	514
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	368	317
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	401	375
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)	115	107
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)	63	54
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)	109	94
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	181	171
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	7	7

American Funds Insurance Series	74

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	USD23	$22
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	14	13
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)	946	923
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	12	11
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	136	119
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	64	56
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	129	113
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	48	40
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (e)	102	89
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	243	193
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)	110	95
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	796	691
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	455	394
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	313	292
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	753	722
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	146	127
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	44	35
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)	111	96
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)	165	160
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)	586	577
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)	287	288
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)	26	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)	2,430	2,191
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	103	103
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)	23	20
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)	437	419
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (e)	754	703
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	93	92
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	517	518
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (e)	391	392
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	31	31
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (e)	979	981
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)	79	80
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	15	16
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	12	13
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	12	13
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	13	13
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	8	9
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	32	32
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	18	19
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	17	17
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	214	215
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	850	835
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	45	45
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	9	10
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (e)	53	49
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (e)	243	256
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	8	8
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	17	17
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	1,190	1,211
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	874	875
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	18	18
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	9	9
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	450	461

75	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	USD9	$10
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)	270	272
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	53	53
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	17	17
Freddie Mac Pool #QI5199 6.50% 5/1/2054 (e)	25	26
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)	116	116
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	24	24
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	76	77
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	64	64
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	358	365
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	291	300
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	252	256
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	76	77
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	18	19
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	16	16
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	176	179
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	18	18
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	9	10
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	38	39
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	19	20
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	18	19
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	19	19
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	9	9
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	82	79
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	53	52
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	63	63
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)	18	18
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (e)	568	543
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	339	339
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	37	35
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	171	175
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	84	85
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	8	8
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)	12	13
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (e)	3,033	3,134
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	12	12
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	350	356
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	20	19
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)	92	93
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	15	15
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (e)	1	1
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (e)	79	80
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)	160	160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)(f)	89	84
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	187	174
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	180	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	81	73
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	68	61
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)	13	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	837	749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	289	278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (e)	457	437
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	12	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	688	669
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	995	946
Government National Mortgage Assn. 5.50% 7/1/2055 (e)(g)	609	610
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)	160	156

American Funds Insurance Series	76

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	USD2,792	$2,611
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	59	55
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	208	194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	380	375
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)	1,022	1,007
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	25	23
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (e)	— (c)	— (c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)	— (c)	— (c)
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (e)(g)	1,951	1,618
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (e)(g)	1,431	1,289
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (e)(g)	88	82
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (e)(g)	164	157
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (e)(g)	162	159
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (e)(g)	191	191
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (e)(g)	1,703	1,731
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (e)(g)	3,754	3,953
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (e)(g)	51	40
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (e)(g)	872	754
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (e)(g)	187	174
Uniform Mortgage-Backed Security 6.00% 8/1/2055 (e)(g)	156	158
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (e)(g)	154	159
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (e)(g)	243	255
		72,469

Commercial mortgage-backed securities 0.47%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (e)(f)(h)	296	302
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	122	128
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (e)(f)(h)	332	334
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (e)(f)(h)	105	106
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (e)(f)(h)	628	626
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (e)(f)(h)	100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (e)(f)(h)	97	97
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (e)(f)(h)	152	152
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (e)(f)(h)	88	88
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (e)(f)(h)	86	86
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (e)(f)(h)	176	177
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039 (e)(f)(h)	39	39
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)	590	599
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (e)(f)(h)	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (e)(f)(h)	120	120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)	237	245
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (e)(f)(h)	574	582
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)	213	215
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)	191	192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)	133	134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)	120	121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)	100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)	100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)	73	75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)	592	596
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)	329	338
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (e)(f)(h)	100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (e)(f)(h)	243	245

77	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	USD541	$558
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (e)(f)(h)	110	111
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.953% 3/15/2042 (e)(f)(h)	597	592
		7,402

Collateralized mortgage-backed obligations (privately originated) 0.47%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	86	78
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)	514	498
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)	60	56
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)	175	173
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)	398	390
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)	139	133
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)	6	6
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (e)(f)(h)	28	29
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (e)(f)(h)	244	246
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (e)(f)(h)	82	82
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (e)(f)(h)	66	66
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (e)(f)(h)	87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (e)(f)(h)	11	12
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (e)(f)(h)	64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (e)(f)(h)	208	209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (e)(f)(h)	90	90
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.12% 1/25/2050 (e)(f)(h)	7	7
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)	97	98
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)	59	58
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)	765	770
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)	57	57
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (e)(h)(i)	96	96
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)	516	514
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)	119	120
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (e)(f)(h)	152	150
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)	172	174
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)	387	391
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)	969	975
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (e)(h)	554	520
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)	96	93
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (e)(f)(h)	140	141
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)	18	17
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)	16	16
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)	9	9
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)	329	299
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(h)	100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (e)(h)	195	190

American Funds Insurance Series	78

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	USD167	$167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)	77	78
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)	98	98
		7,360
Total mortgage-backed obligations		87,231
U.S. Treasury bonds & notes 4.93%
U.S. Treasury 4.93%
U.S. Treasury 4.00% 2/15/2026	2,369	2,367
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,737
U.S. Treasury 1.875% 6/30/2026	3,855	3,775
U.S. Treasury 1.125% 10/31/2026	995	960
U.S. Treasury 2.00% 11/15/2026 (j)	2,800	2,731
U.S. Treasury 4.625% 11/15/2026	1,200	1,212
U.S. Treasury 4.00% 1/15/2027 (j)	6,541	6,557
U.S. Treasury 0.50% 4/30/2027	2,375	2,240
U.S. Treasury 2.625% 5/31/2027	80	78
U.S. Treasury 3.875% 5/31/2027	3,009	3,016
U.S. Treasury 3.75% 6/30/2027	11,364	11,371
U.S. Treasury 4.00% 2/29/2028	745	751
U.S. Treasury 1.25% 3/31/2028	1,350	1,264
U.S. Treasury 3.625% 3/31/2028	4	4
U.S. Treasury 3.875% 6/15/2028	7,447	7,486
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	382
U.S. Treasury 4.00% 5/31/2030	917	955
U.S. Treasury 3.875% 6/30/2030	10,178	10,217
U.S. Treasury 4.00% 6/30/2032	7,532	7,536
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.25% 5/15/2035	3,046	3,050
U.S. Treasury 4.50% 8/15/2039	1,045	1,041
U.S. Treasury 4.75% 2/15/2041	1,730	1,753
U.S. Treasury 2.00% 11/15/2041 (j)	300	206
U.S. Treasury 5.00% 5/15/2045	585	601
U.S. Treasury 2.375% 5/15/2051 (j)	196	125
U.S. Treasury 4.00% 11/15/2052	152	133
U.S. Treasury 4.625% 2/15/2055 (j)	3,276	3,189
U.S. Treasury 4.75% 5/15/2055	310	308
Total U.S. Treasury bonds & notes		77,098
Corporate bonds, notes & loans 2.47%
Financials 0.47%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(f)(h)(k)	264	262
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	28	29
American International Group, Inc. 4.85% 5/7/2030	99	101
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	21	22
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	127
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	51
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (i)	26	24
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (i)	238	244
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	118	120

79	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (i)	USD75	$77
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	400	414
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)	45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	95	99
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (i)	50	51
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (i)	36	36
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	35	31
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	55	56
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (i)	120	124
Corebridge Financial, Inc. 3.85% 4/5/2029	180	176
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	200	199
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	300	320
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	150	151
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	45	45
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (i)	60	63
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (i)	40	41
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (i)	197	202
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	198	202
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (i)	52	53
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (i)	20	17
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	328	334
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	162	168
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	25	26
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (i)	10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)	140	145
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	488	489
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	35	36
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (i)	57	58
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (i)	38	39
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (i)	92	95
Navient Corp. 5.00% 3/15/2027	150	150
New York Life Global Funding 3.00% 1/10/2028 (h)	150	146
OneMain Finance Corp. 6.625% 5/15/2029	340	350
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	50	52
Ryan Specialty, LLC 5.875% 8/1/2032 (h)	100	101
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	50	51
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	10	10
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	40	42
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)	70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	85	88
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	200	208
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	374	366
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	98	100
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	55	56

American Funds Insurance Series	80

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	USD104	$114
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (i)	25	25
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	56	58
		7,412

Health care 0.34%
AbbVie, Inc. 5.05% 3/15/2034	175	178
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	240	234
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 5.507% 3/2/2026	30	30
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	99
Amgen, Inc. 5.25% 3/2/2030	124	128
Amgen, Inc. 4.20% 3/1/2033	133	128
Amgen, Inc. 5.25% 3/2/2033	71	73
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 3.132% 12/1/2051	25	16
Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	97
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	269
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	302
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	317
Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	97
Centene Corp. 4.625% 12/15/2029	530	516
Centene Corp. 2.625% 8/1/2031	40	34
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	100
CVS Health Corp. 6.00% 6/1/2044	50	50
CVS Health Corp. 5.625% 2/21/2053	55	51
CVS Health Corp. 6.05% 6/1/2054	50	49
Elevance Health, Inc. 4.95% 11/1/2031	30	30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	36
Medline Borrower, LP 6.25% 4/1/2029 (h)	380	391
Merck & Co., Inc. 1.70% 6/10/2027	118	113
Merck & Co., Inc. 3.40% 3/7/2029	110	107
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	33
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)	40	36
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	364
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	655
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	64
		5,251

81	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy 0.25%
APA Corp. 4.25% 1/15/2030 (h)	USD385	$369
Baytex Energy Corp. 7.375% 3/15/2032 (h)	600	573
Cenovus Energy, Inc. 5.40% 6/15/2047	44	39
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	9	9
ConocoPhillips Co. 5.50% 1/15/2055	50	47
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)	270	258
Energy Transfer, LP 6.10% 12/1/2028	41	43
Energy Transfer, LP 5.25% 7/1/2029	23	24
Energy Transfer, LP 6.40% 12/1/2030	34	37
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	335
Exxon Mobil Corp. 3.452% 4/15/2051	210	149
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)	35	36
Hilcorp Energy I, LP 6.875% 5/15/2034 (h)	400	384
NFE Financing, LLC 12.00% 11/15/2029 (h)	148	67
Occidental Petroleum Corp. 5.55% 10/1/2034	124	122
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	183
Saudi Arabian Oil Co. 5.75% 7/17/2054 (h)	200	188
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)	595	551
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)	195	195
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)	75	81
		3,845

Utilities 0.23%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	31
DTE Energy Co. 3.00% 3/1/2032	42	38
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 4.125% 3/15/2028	132	127
Edison International 5.45% 6/15/2029	100	99
Edison International 5.25% 3/15/2032	389	369
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	200	226
FirstEnergy Corp. 2.65% 3/1/2030	393	361
FirstEnergy Corp. 2.25% 9/1/2030	107	95
Florida Power & Light Co. 5.10% 4/1/2033	35	36
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	96
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	102
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	283
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	326
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	52
Pacific Gas and Electric Co. 5.70% 3/1/2035	377	374
Pacific Gas and Electric Co. 4.95% 7/1/2050	162	131
Pacific Gas and Electric Co. 3.50% 8/1/2050	256	164
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	23
PacifiCorp 5.50% 5/15/2054	95	87
PacifiCorp 5.80% 1/15/2055	25	24
Southern California Edison Co. 5.20% 6/1/2034	40	39
Southern California Edison Co. 3.60% 2/1/2045	206	142
Southern California Edison Co. 5.90% 3/1/2055	30	27
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
Xcel Energy, Inc. 4.75% 3/21/2028	264	267
		3,615

American Funds Insurance Series	82

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services 0.23%
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	$61
AT&T, Inc. 3.50% 6/1/2041	USD75	59
CCO Holdings, LLC 4.75% 2/1/2032 (h)	25	24
CCO Holdings, LLC 4.25% 1/15/2034 (h)	655	584
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	53
Meta Platforms, Inc. 5.40% 8/15/2054	29	28
Meta Platforms, Inc. 5.55% 8/15/2064	40	39
Netflix, Inc. 4.90% 8/15/2034	16	16
Netflix, Inc. 5.40% 8/15/2054	6	6
SBA Tower Trust 1.631% 11/15/2026 (h)	253	243
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)	780	750
TEGNA, Inc. 5.00% 9/15/2029	360	344
T-Mobile USA, Inc. 3.875% 4/15/2030	625	607
T-Mobile USA, Inc. 2.55% 2/15/2031	203	182
T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
Univision Communications, Inc. 7.375% 6/30/2030 (h)	340	334
Verizon Communications, Inc. 1.75% 1/20/2031	142	123
		3,606

Consumer discretionary 0.20%
Advance Auto Parts, Inc. 3.90% 4/15/2030	18	17
Advance Auto Parts, Inc. 3.50% 3/15/2032	12	11
Bath & Body Works, Inc. 6.875% 11/1/2035	150	156
BMW US Capital, LLC 4.15% 4/9/2030 (h)	290	285
BMW US Capital, LLC 3.70% 4/1/2032 (h)	25	23
Carnival Corp. 6.125% 2/15/2033 (h)	175	179
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (h)	150	151
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (h)	150	152
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (h)	150	130
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	298
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	600
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	628
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
General Motors Financial Co., Inc. 5.45% 9/6/2034	27	27
Hyundai Capital America 5.275% 6/24/2027 (h)	55	56
McDonald’s Corp. 5.15% 9/9/2052	10	9
Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229
		3,158

Industrials 0.19%
BAE Systems PLC 5.30% 3/26/2034 (h)	200	205
Boeing Co. (The) 2.75% 2/1/2026	91	90
Boeing Co. (The) 6.259% 5/1/2027	376	387
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	168
Boeing Co. (The) 6.388% 5/1/2031	92	99
Boeing Co. (The) 6.528% 5/1/2034	921	1,001
Boeing Co. (The) 5.805% 5/1/2050	136	131
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	18
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	53
CSX Corp. 4.75% 11/15/2048	50	44
CSX Corp. 4.50% 11/15/2052	35	29
Herc Holdings, Inc. 7.25% 6/15/2033 (h)	90	94
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13

83	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Moog, Inc. 4.25% 12/9/2027 (h)	USD55	$54
Norfolk Southern Corp. 5.35% 8/1/2054	51	49
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)	190	196
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	38
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	24
Union Pacific Corp. 2.80% 2/14/2032	17	15
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	61
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		2,912

Real estate 0.16%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	41
Boston Properties, LP 5.75% 1/15/2035	95	96
Crown Castle, Inc. 5.00% 1/11/2028	54	55
Equinix, Inc. 1.55% 3/15/2028	25	23
Equinix, Inc. 3.20% 11/18/2029	144	137
Iron Mountain, Inc. 4.50% 2/15/2031 (h)	530	505
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	496
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	439
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 8.375% 6/15/2029	680	708
		2,577

Consumer staples 0.16%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.625% 2/6/2035	48	49
BAT Capital Corp. 4.70% 4/2/2027	105	105
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 5.35% 8/15/2032	413	423
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	34
BAT Capital Corp. 4.54% 8/15/2047	55	44
BAT Capital Corp. 4.758% 9/6/2049	121	100
BAT Capital Corp. 7.081% 8/2/2053	69	77
BAT International Finance PLC 4.448% 3/16/2028	150	150
H.J. Heinz Co. 4.875% 10/1/2049	235	202
Mars, Inc. 4.80% 3/1/2030 (h)	25	25
Mars, Inc. 5.20% 3/1/2035 (h)	165	167
Mars, Inc. 5.65% 5/1/2045 (h)	71	71
Mars, Inc. 5.70% 5/1/2055 (h)	145	145
Mars, Inc. 5.80% 5/1/2065 (h)	24	24
Mondelez International, Inc. 4.75% 8/28/2034	127	126
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	58
Philip Morris International, Inc. 5.50% 9/7/2030	70	73
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	57

American Funds Insurance Series	84

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.625% 9/7/2033	USD30	$31
Philip Morris International, Inc. 4.90% 11/1/2034	90	90
Post Holdings, Inc. 6.375% 3/1/2033 (h)	330	334
		2,534

Information technology 0.13%
Broadcom, Inc. 5.05% 7/12/2027	40	41
Broadcom, Inc. 4.00% 4/15/2029 (h)	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46
Broadcom, Inc. 5.15% 11/15/2031	104	107
Broadcom, Inc. 4.15% 4/15/2032 (h)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	11
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)	250	266
Fair Isaac Corp. 6.00% 5/15/2033 (h)	100	101
Oracle Corp. 5.50% 8/3/2035	18	18
ServiceNow, Inc. 1.40% 9/1/2030	54	47
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	41
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	786
Synopsys, Inc. 5.70% 4/1/2055	380	378
		1,987

Materials 0.11%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
Celanese US Holdings, LLC 6.85% 11/15/2028	36	38
Celanese US Holdings, LLC 7.05% 11/15/2030	27	28
Celanese US Holdings, LLC 6.629% 7/15/2032	10	10
Celanese US Holdings, LLC 7.20% 11/15/2033	23	24
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (h)	20	20
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)	125	121
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)	750	647
Dow Chemical Co. (The) 5.15% 2/15/2034	19	19
Dow Chemical Co. (The) 5.35% 3/15/2035	11	11
Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
Dow Chemical Co. (The) 3.60% 11/15/2050	75	51
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	53	48
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (h)	249	250
LYB International Finance III, LLC 3.625% 4/1/2051	102	68
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)	10	11
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)	325	313
		1,773
Total corporate bonds, notes & loans		38,670
Asset-backed obligations 0.95%
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (e)(h)	215	216

85	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (e)(h)	USD82	$82
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (e)(h)	100	100
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (e)(h)	277	278
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	400	399
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (e)(h)	197	195
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (e)(h)	100	99
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)	339	353
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)	344	347
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)	78	78
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)	662	672
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)	351	347
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)	87	80
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)	90	89
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)	90	81
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)	316	304
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)	489	490
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)	301	301
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)	497	501
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (e)	139	140
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)	323	324
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)	206	206
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)	394	397
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)	149	151
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)	176	179
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)	181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (e)(h)	188	189
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)	345	326
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)	64	59
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (e)(h)	83	81
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)	314	300
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (e)(h)	59	59
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)	88	88
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)	285	292
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)	184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)	18	18
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)	268	258
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)	100	96
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)	100	96
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)	187	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)	364	365
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (e)	15	14
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)	28	28
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)	172	173
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (e)(h)	246	246
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (e)(h)	26	24
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(h)	47	43
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)	111	104
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)	220	206
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (e)(f)(h)	114	114
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)	935	881
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)	445	447
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)	127	126
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)	36	35
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)	153	153
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)	214	216
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (e)(h)	100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (e)(h)	175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)	198	197

American Funds Insurance Series	86

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	USD102	$103
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)	195	195
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (e)	94	94
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (e)(h)	72	72
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)	43	38
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)	78	75
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (e)(f)(h)	335	328
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)	257	257
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)	84	86
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (e)(h)	799	804
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)	215	216
		14,904
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Peru (Republic of) 2.783% 1/23/2031	190	171
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	197
United Mexican States 3.25% 4/16/2030	200	184
United Mexican States 7.375% 5/13/2055	245	253
		805
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	196	197

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	139
Total municipals		336
Total bonds, notes & other debt instruments (cost: $220,241,000)		219,044
Investment funds 2.06%	Shares
Capital Group Central Corporate Bond Fund (l)	3,819,323	32,235
Total Investment funds (cost: $35,212,000)		32,235
Short-term securities 8.35%
Money market investments 7.34%
Capital Group Central Cash Fund 4.35% (l)(m)	1,150,689	115,069

Money market investments purchased with collateral from securities on loan 1.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)	15,786,027	15,786
Total short-term securities (cost: $130,837,000)		130,855
Total investment securities 99.80% (cost: $1,202,937,000)		1,563,195
Other assets less liabilities 0.20%		3,128
Net assets 100.00%		$1,566,323

87	American Funds Insurance Series

Capital Income Builder (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SOFR Futures	Long	269	9/17/2025	USD64,335	$44
2 Year U.S. Treasury Note Futures	Long	217	10/3/2025	45,141	178
5 Year U.S. Treasury Note Futures	Long	375	10/3/2025	40,875	429
10 Year U.S. Treasury Note Futures	Long	147	9/30/2025	16,482	313
10 Year Ultra U.S. Treasury Note Futures	Short	25	9/30/2025	(2,857)	(72)
20 Year U.S. Treasury Bond Futures	Long	44	9/30/2025	5,081	185
30 Year Ultra U.S. Treasury Bond Futures	Long	72	9/30/2025	8,577	332
					$1,409
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026	USD350	$— (c)	$—	$— (c)
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026	USD690	— (c)	—	— (c)
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	144	—	144
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	99	—	99
						$243	$—	$243
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 6/30/2025 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD5,015	$111	$99	$12
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 2.06%
Capital Group Central Corporate Bond Fund	$30,920	$750	$—	$—	$565	$32,235	$750
Short-term securities 7.34%
Money market investments 7.34%
Capital Group Central Cash Fund 4.35% (m)	60,575	199,935	145,437	— (c)	(4)	115,069	1,854
Total 9.40%				$— (c)	$561	$147,304	$2,604

American Funds Insurance Series	88

Capital Income Builder (continued)
(a)
All or a portion of this security was on loan. The total value of all such securities was $16,714,000, which represented 1.07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Security did not produce income during the last 12 months.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,844,000, which represented 2.61% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,008,000, which represented 0.13% of the net assets of the fund.
(k)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $262,000, which represented 0.02% of the net assets of the fund.

(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 6/30/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
Fncg. = Financing
GBP = British pounds

GO = General Obligation
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

89	American Funds Insurance Series

Asset Allocation Fund
Investment portfolio June 30, 2025unaudited

Common stocks 67.14%	Shares	Value (000)
Information technology 16.85%
Broadcom, Inc.	5,212,782	$1,436,903
Microsoft Corp.	2,083,449	1,036,328
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,973,803	673,537
Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	28,049
NVIDIA Corp.	2,594,429	409,894
Apple, Inc.	1,032,637	211,866
Intel Corp.	6,095,959	136,550
ASML Holding NV (ADR)	145,009	116,209
MicroStrategy, Inc., Class A (a)	246,870	99,792
Micron Technology, Inc.	726,977	89,600
KLA Corp.	94,152	84,336
International Business Machines Corp.	275,000	81,065
Adobe, Inc. (a)	202,715	78,426
Synopsys, Inc. (a)	90,490	46,392
Oracle Corp.	185,267	40,505
Diebold Nixdorf, Inc. (a)	532,940	29,525
Salesforce, Inc.	102,608	27,980
Applied Materials, Inc.	113,846	20,842
Motorola Solutions, Inc.	35,587	14,963
		4,662,762

Financials 12.18%
Apollo Asset Management, Inc.	2,534,818	359,615
Arthur J. Gallagher & Co.	1,010,070	323,344
Aon PLC, Class A	752,130	268,330
Mastercard, Inc., Class A	360,948	202,831
Synchrony Financial	3,000,000	200,220
Capital One Financial Corp.	889,662	189,284
Visa, Inc., Class A	525,963	186,743
Ares Management Corp., Class A	1,004,749	174,022
Blue Owl Capital, Inc., Class A	9,047,540	173,803
Bank of America Corp.	2,784,601	131,767
Blackstone, Inc.	837,355	125,252
Wells Fargo & Co.	1,413,342	113,237
American Express Co.	337,999	107,815
Brown & Brown, Inc.	964,468	106,931
Fiserv, Inc. (a)	584,262	100,733
BlackRock, Inc.	88,049	92,385
JPMorgan Chase & Co.	318,591	92,363
Chubb, Ltd.	273,887	79,351
Progressive Corp.	280,641	74,892
Citigroup, Inc.	875,000	74,480
AXA SA	1,445,264	70,941
KKR & Co., Inc.	273,886	36,435
Brookfield Corp., Class A	486,973	30,119
Goldman Sachs Group, Inc.	30,100	21,303
Intercontinental Exchange, Inc.	110,132	20,206
UniCredit SpA	214,008	14,346
Sberbank of Russia PJSC (b)	8,880,000	— (c)
		3,370,748

Industrials 9.09%
ATI, Inc. (a)	3,762,816	324,882
Boeing Co. (The) (a)	1,355,000	283,913
TransDigm Group, Inc.	160,869	244,624
L3Harris Technologies, Inc.	870,418	218,336
General Electric Co.	722,399	185,938
Honeywell International, Inc.	641,747	149,450
Deere & Co.	270,815	137,707

American Funds Insurance Series	90

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Parker-Hannifin Corp.	183,050	$127,855
Caterpillar, Inc.	290,000	112,581
Ingersoll-Rand, Inc.	1,251,137	104,070
Safran SA	312,100	101,431
United Rentals, Inc.	129,402	97,491
Northrop Grumman Corp.	126,468	63,232
Trane Technologies PLC	137,366	60,085
Quanta Services, Inc.	152,260	57,566
Copart, Inc. (a)	835,833	41,014
Republic Services, Inc.	158,509	39,090
RTX Corp.	260,623	38,056
Union Pacific Corp.	158,202	36,399
Carrier Global Corp.	382,605	28,003
GE Vernova, Inc.	44,366	23,476
FTAI Aviation, Ltd.	181,908	20,927
Airbus SE, non-registered shares	94,296	19,689
		2,515,815

Consumer discretionary 7.00%
Booking Holdings, Inc.	68,188	394,757
Amazon.com, Inc. (a)	1,331,622	292,145
Royal Caribbean Cruises, Ltd.	808,815	253,272
Starbucks Corp.	1,827,909	167,491
Home Depot, Inc.	367,100	134,594
NIKE, Inc., Class B	1,485,288	105,515
Darden Restaurants, Inc.	448,084	97,669
D.R. Horton, Inc.	650,250	83,830
Carnival Corp. (a)	2,758,206	77,561
Compagnie Financiere Richemont SA, Class A	381,887	71,930
Moncler SpA	1,254,665	71,517
Texas Roadhouse, Inc.	325,829	61,064
Hilton Worldwide Holdings, Inc.	139,547	37,167
Restaurant Brands International, Inc.	498,700	33,059
Tesla, Inc. (a)	79,806	25,351
YUM! Brands, Inc.	91,381	13,541
lululemon athletica, Inc. (a)	44,474	10,566
AutoZone, Inc. (a)	1,687	6,262
Aimbridge Topco, LLC (a)(b)	10,722	807
Party City Holdco, Inc. (a)(b)	68,158	— (c)
Party City Holdco, Inc. (a)(b)(d)	681	— (c)
		1,938,098

Health care 6.79%
Vertex Pharmaceuticals, Inc. (a)	992,755	441,974
Gilead Sciences, Inc.	2,987,938	331,273
Eli Lilly and Co.	314,292	245,000
UnitedHealth Group, Inc.	480,370	149,861
Amgen, Inc.	473,094	132,093
CVS Health Corp.	1,451,353	100,114
Thermo Fisher Scientific, Inc.	179,059	72,601
Alnylam Pharmaceuticals, Inc. (a)	205,917	67,147
Abbott Laboratories	487,227	66,268
Illumina, Inc. (a)	599,260	57,175
Cooper Cos., Inc. (a)	731,383	52,045
Centene Corp. (a)	675,000	36,639
AbbVie, Inc.	176,323	32,729
Boston Scientific Corp. (a)	198,062	21,274
Exact Sciences Corp. (a)	388,980	20,670
Danaher Corp.	95,660	18,897

91	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Rotech Healthcare, Inc. (a)(b)(e)	184,138	$13,864
Molina Healthcare, Inc. (a)	36,950	11,007
Novo Nordisk AS, Class B	70,320	4,881
Endo, Inc. (a)	140,115	2,941
Endo, Inc., 1L 7.50% Escrow (a)(b)	9,648,000	— (c)
Carbon Health Technologies, Inc., Class A (a)(b)	4,955,500	50
		1,878,503

Materials 4.82%
Franco-Nevada Corp. (CAD denominated)	1,925,000	316,044
Wheaton Precious Metals Corp.	3,349,100	300,749
Royal Gold, Inc.	1,405,000	249,865
Lundin Mining Corp.	16,017,925	168,443
First Quantum Minerals, Ltd. (a)	5,805,000	103,119
Linde PLC	145,263	68,154
Freeport-McMoRan, Inc.	1,400,000	60,690
Corteva, Inc.	571,302	42,579
Air Products and Chemicals, Inc.	45,664	12,880
Avery Dennison Corp.	65,336	11,465
Venator Materials PLC (a)(b)	4,096	— (c)
		1,333,988

Consumer staples 4.33%
Philip Morris International, Inc.	4,082,884	743,615
Keurig Dr Pepper, Inc.	3,252,056	107,513
Constellation Brands, Inc., Class A	499,955	81,333
Costco Wholesale Corp.	69,889	69,186
Nestle SA	617,055	61,305
US Foods Holding Corp. (a)	514,932	39,655
Estee Lauder Cos., Inc. (The), Class A	440,395	35,584
Altria Group, Inc.	527,643	30,936
Bunge Global SA	197,085	15,822
Procter & Gamble Co.	75,358	12,006
		1,196,955

Communication services 3.78%
Meta Platforms, Inc., Class A	581,159	428,948
Alphabet, Inc., Class C	1,206,415	214,006
Alphabet, Inc., Class A	344,016	60,626
Comcast Corp., Class A	6,366,969	227,237
Charter Communications, Inc., Class A (a)	179,040	73,193
Nintendo Co., Ltd.	265,200	25,561
Take-Two Interactive Software, Inc. (a)	67,585	16,413
		1,045,984

Energy 1.29%
Canadian Natural Resources, Ltd. (CAD denominated)	4,009,172	126,009
ConocoPhillips	824,000	73,946
Shell PLC (GBP denominated)	1,914,457	67,103
EOG Resources, Inc.	254,319	30,419
Noble Corp. PLC, Class A	771,174	20,474
Halliburton Co.	960,000	19,565
Schlumberger NV	286,500	9,684
Exxon Mobil Corp.	66,470	7,165
Constellation Oil Services Holding SA (NDR) (a)	1,564,956	699
New Fortress Energy, Inc., Class A (a)	150,315	499

American Funds Insurance Series	92

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Altera Infrastructure, LP (b)	16,129	$498
Expand Energy Corp.	277	32
Bighorn Permian Resources, LLC (b)	4,392	— (c)
		356,093

Real estate 0.53%
VICI Properties, Inc. REIT	2,308,795	75,267
American Tower Corp. REIT	136,942	30,267
Simon Property Group, Inc. REIT	119,922	19,279
Crown Castle, Inc. REIT	134,329	13,799
Alexandria Real Estate Equities, Inc. REIT	121,544	8,828
		147,440

Utilities 0.48%
DTE Energy Co.	848,144	112,345
FirstEnergy Corp.	323,684	13,032
Southern Co. (The)	83,100	7,631
		133,008
Total common stocks (cost: $10,832,516,000)		18,579,394
Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(b)(d)	450	647
Total preferred securities (cost: $466,000)		647
Rights & warrants 0.00%
Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (a)	524	54
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(b)	4	— (c)
Total rights & warrants (cost: $313,000)		54
Convertible stocks 0.14%
Information technology 0.07%
MicroStrategy, Inc., 8.00% perpetual convertible preferred shares (f)	168,200	20,354

Industrials 0.07%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,826
Total convertible stocks (cost: $29,379,000)		38,180
Bonds, notes & other debt instruments 26.96%	Principal amount (000)
Mortgage-backed obligations 10.51%
Federal agency mortgage-backed obligations 9.44%
Fannie Mae Pool #AE3069 4.00% 9/1/2025 (g)	USD— (c)	— (c)
Fannie Mae Pool #AH0829 4.00% 1/1/2026 (g)	— (c)	— (c)
Fannie Mae Pool #AH6431 4.00% 2/1/2026 (g)	24	24
Fannie Mae Pool #AH5618 4.00% 2/1/2026 (g)	— (c)	— (c)
Fannie Mae Pool #890329 4.00% 4/1/2026 (g)	2	2

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (g)	USD— (c)	$— (c)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (g)	6	6
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (g)	7	7
Fannie Mae Pool #254767 5.50% 6/1/2033 (g)	133	136
Fannie Mae Pool #555956 5.50% 12/1/2033 (g)	85	87
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (g)	238	238
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (g)	243	229
Fannie Mae Pool #929185 5.50% 1/1/2036 (g)	254	262
Fannie Mae Pool #893641 6.00% 9/1/2036 (g)	496	520
Fannie Mae Pool #893688 6.00% 10/1/2036 (g)	125	131
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (g)	4,020	3,808
Fannie Mae Pool #907239 6.00% 12/1/2036 (g)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (g)	41	43
Fannie Mae Pool #888292 6.00% 3/1/2037 (g)	369	387
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (g)	69	71
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (g)	124	116
Fannie Mae Pool #190379 5.50% 5/1/2037 (g)	39	40
Fannie Mae Pool #924952 6.00% 8/1/2037 (g)	586	614
Fannie Mae Pool #888637 6.00% 9/1/2037 (g)	7	7
Fannie Mae Pool #995674 6.00% 5/1/2038 (g)	228	240
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (g)	724	762
Fannie Mae Pool #995224 6.00% 9/1/2038 (g)	6	6
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (g)	231	242
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (g)	141	147
Fannie Mae Pool #889983 6.00% 10/1/2038 (g)	13	14
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (g)	504	528
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (g)	69	72
Fannie Mae Pool #995391 6.00% 11/1/2038 (g)	10	11
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (g)	— (c)	— (c)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (g)	47	49
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (g)	137	144
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (g)	167	174
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (g)	336	351
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (g)	5,520	4,763
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (g)	16,669	13,782
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (g)	2,457	2,308
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (g)	1,527	1,471
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (g)	830	800
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (g)	815	786
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (g)	4,247	3,986
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (g)	6,952	6,458
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (g)	989	921
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (g)	2,175	2,019
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (g)	80	76
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (g)	290	261
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (g)	1,234	1,170
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (g)	1,226	1,128
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (g)	1,825	1,681
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (g)	375	337
Fannie Mae Pool #256975 7.00% 10/1/2047 (g)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (g)	1,259	1,153
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (g)	2,105	1,999
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (g)	8	8
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (g)	9	9
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (g)	13,393	12,303
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (g)	1,798	1,672
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (g)	1,390	1,234
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (g)	31	26
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (g)	4,580	3,862
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (g)	404	336

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (g)	USD10,266	$8,665
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (g)	304	266
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (g)	2,329	1,848
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (g)	8,416	7,083
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (g)	1,305	1,103
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (g)	715	595
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (g)	11,550	10,313
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (g)	1,956	1,552
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (g)	1,609	1,275
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (g)	1,036	1,008
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (g)	5,151	4,110
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (g)	778	647
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (g)	79	66
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (g)	29	24
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (g)	6,030	4,780
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (g)	1,837	1,456
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (g)	3,200	2,701
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (g)	60	50
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (g)	4,141	3,287
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (g)	1,760	1,395
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (g)	96	80
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (g)	4,542	3,969
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (g)	559	489
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (g)	828	688
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (g)	778	646
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (g)	34,956	29,022
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (g)	9,291	7,714
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (g)	414	362
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (g)	154	123
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (g)	2,059	1,710
Fannie Mae Pool #FM8434 2.00% 8/1/2051 (g)	5,970	4,733
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (g)	3,904	3,456
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (g)	71	62
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (g)	1,338	1,111
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (g)	661	549
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (g)	840	698
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (g)	536	445
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (g)	134	111
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (g)	92	77
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (g)	7,704	6,123
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (g)	5,300	4,201
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (g)	7,975	6,967
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (g)	2,437	1,937
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (g)	14,266	11,989
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (g)	6,680	5,611
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (g)	162	136
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (g)	78	66
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (g)	77	65
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (g)	77	65
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (g)	2,944	2,338
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (g)	124	103
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (g)	65	54
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (g)	10,085	8,812
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (g)	6,678	5,298
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (g)	5,115	4,063
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (g)	1,824	1,447
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (g)	991	786
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (g)	2,133	1,774
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (g)	1,947	1,617
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (g)	728	607

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (g)	USD636	$528
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (g)	53,834	47,420
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (g)	2,963	2,348
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (g)	2,462	1,956
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (g)	1,826	1,449
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (g)	1,312	1,040
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (g)	1,300	1,030
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (g)	115	91
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (g)	813	678
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (g)	739	616
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (g)	642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (g)	163	136
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (g)	24	20
Fannie Mae Pool #FS0931 3.00% 3/1/2052 (g)	352	305
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (g)	5,929	4,714
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (g)	3,022	2,400
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (g)	909	757
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (g)	880	733
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (g)	877	731
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (g)	162	135
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (g)	138	115
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (g)	657	613
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (g)	9,713	7,721
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (g)	940	783
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (g)	869	723
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (g)	153	127
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (g)	153	127
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (g)	118	98
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (g)	2,416	1,917
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (g)	786	654
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (g)	5,830	5,436
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (g)	1,363	1,272
Fannie Mae Pool #BW2918 4.50% 6/1/2052 (g)	5,085	4,876
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (g)	5,004	3,968
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (g)	23	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (g)	156	130
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (g)	94	78
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (g)	629	602
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (g)	1,007	995
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (g)	16,546	13,126
Fannie Mae Pool #BX2841 4.00% 10/1/2052 (g)	15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (g)	10,696	10,257
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (g)	839	806
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (g)	450	444
Fannie Mae Pool #BX0463 4.00% 11/1/2052 (g)	982	915
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (g)	936	873
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (g)	9,896	9,490
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (g)	2,995	2,873
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (g)	887	738
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (g)	2,361	2,369
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (g)	22	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (g)	2,695	2,582
Fannie Mae Pool #BX3263 4.00% 2/1/2053 (g)	569	530
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (g)	982	985
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (g)	902	841
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (g)	2,515	2,533
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (g)	327	304
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (g)	2,143	2,108
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (g)	6,967	6,492
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (g)	10,714	10,537

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (g)	USD765	$756
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (g)	963	964
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (g)	170	171
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (g)	239	248
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (g)	285	247
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (g)	25,639	25,196
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (g)	613	614
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (g)	1,250	1,302
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (g)	444	461
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (g)	325	339
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (g)	11,488	9,125
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (g)	840	697
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (g)	786	653
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (g)	9,490	8,840
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (g)	13,850	13,277
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (g)	2,308	2,313
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (g)	101	101
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (g)	5,473	5,487
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (g)	20,042	20,408
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (g)	1,775	1,778
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (g)	4,871	4,960
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (g)	15,359	14,300
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (g)	14,504	13,506
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (g)	4,114	4,121
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (g)	7,362	7,497
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (g)	11,356	10,574
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (g)	273	273
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (g)	7,518	7,774
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (g)	2,197	2,283
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (g)	12,395	11,537
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (g)	1,962	1,826
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (g)	636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (g)	542	542
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (g)	3,263	3,330
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (g)	2,266	2,344
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (g)	11,351	11,359
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (g)	4,859	4,873
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (g)	896	912
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (g)	888	909
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (g)	9	9
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (g)	7,444	7,469
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (g)	1,120	1,121
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (g)	2,259	2,299
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (g)	1,021	1,045
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (g)	993	1,016
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (g)	860	877
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (g)	805	825
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (g)	1,009	1,048
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (g)	60	62
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (g)	6,048	6,053
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (g)	2,419	2,423
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (g)	1,495	1,497
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (g)	12,501	12,716
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (g)	1,411	1,436
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (g)	698	713
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (g)	504	514
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (g)	6,917	7,149
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (g)	4,621	4,812
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (g)	3,438	3,580
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (g)	1,573	1,638

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (g)	USD469	$488
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (g)	270	281
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (g)	454	445
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (g)	1,403	1,408
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (g)	9,453	9,617
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (g)	2,887	2,956
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (g)	1,614	1,645
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (g)	1,361	1,387
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (g)	1,183	1,210
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (g)	1,167	1,188
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (g)	954	970
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (g)	356	364
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (g)	279	285
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (g)	275	281
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (g)	1,830	1,906
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (g)	1,337	1,392
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (g)	3,829	3,841
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (g)	2,421	2,435
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (g)	2,298	2,310
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (g)	1,169	1,170
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (g)	2,955	3,023
Fannie Mae Pool #MA5494 4.00% 10/1/2054 (g)	6,658	6,197
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (g)	1,872	1,743
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (g)	20,081	19,697
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (g)	1,900	1,903
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (g)	502	502
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (g)	310	310
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (g)	24,032	23,574
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (g)	1,095	1,076
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (g)	1,450	1,452
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (g)	27,343	27,808
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (g)	3,069	3,120
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (g)	341	347
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (g)	841	783
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (g)	13,705	13,118
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (g)	1,956	1,921
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (g)	4,789	4,871
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (g)	2,808	2,855
Fannie Mae Pool #DC9721 6.50% 1/1/2055 (g)	17,221	17,806
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (g)	1,825	1,827
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (g)	22,612	22,994
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (g)	5,681	5,870
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (g)	14,938	14,298
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (g)	7,363	7,486
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (g)	25,308	23,550
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (g)	15,703	15,030
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (g)	6,045	6,148
Fannie Mae Pool #MA5675 6.50% 4/1/2055 (g)	259	268
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (g)	3,888	3,813
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (g)	10,004	10,172
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (g)	1,988	1,949
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (g)	168	168
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (g)	5,401	5,043
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (g)	9,400	9,090
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (g)	3,321	2,864
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (g)	9,297	7,394
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (g)	763	645
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (g)	3,230	2,861
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (g)	3,613	3,341
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (g)	19	20

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (g)	USD54	$55
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (g)	26	23
Freddie Mac Pool #C91912 3.00% 2/1/2037 (g)	7,241	6,866
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (g)	183	171
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (g)	52	49
Freddie Mac Pool #G03978 5.00% 3/1/2038 (g)	327	332
Freddie Mac Pool #G04553 6.50% 9/1/2038 (g)	37	39
Freddie Mac Pool #G08347 4.50% 6/1/2039 (g)	49	49
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (g)	18,245	15,828
Freddie Mac Pool #C03518 5.00% 9/1/2040 (g)	479	486
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (g)	1,243	1,202
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (g)	901	869
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (g)	586	566
Freddie Mac Pool #760014 3.889% 8/1/2045 (g)(h)	140	139
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (g)	3,958	3,768
Freddie Mac Pool #G60344 4.00% 12/1/2045 (g)	3,780	3,607
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (g)	3,337	3,032
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (g)	191	187
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (g)	192	188
Freddie Mac Pool #760015 3.45% 1/1/2047 (g)(h)	344	335
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (g)	1,055	974
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (g)	1,837	1,740
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (g)	1,581	1,540
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (g)	755	628
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (g)	309	271
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (g)	25,275	20,177
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (g)	14,701	11,844
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (g)	1,783	1,413
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (g)	34	28
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (g)	24	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (g)	58	48
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (g)	26,126	21,009
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (g)	668	555
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (g)	336	296
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (g)	793	631
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (g)	8,375	7,055
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (g)	5,715	4,823
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (g)	808	671
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (g)	48	40
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (g)	5,553	4,888
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (g)	640	554
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (g)	2,955	2,453
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (g)	149	132
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (g)	3,771	2,991
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (g)	1,621	1,288
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (g)	5,655	4,750
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (g)	2,642	2,195
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (g)	1,987	1,674
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (g)	918	763
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (g)	284	250
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (g)	1,663	1,320
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (g)	1,598	1,268
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (g)	853	676
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (g)	828	658
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (g)	538	449
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (g)	822	746
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (g)	3,841	3,050
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (g)	2,909	2,311
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (g)	1,742	1,381
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (g)	1,077	854

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (g)	USD854	$677
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (g)	255	202
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (g)	56	45
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (g)	838	698
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (g)	29	24
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (g)	2,950	2,343
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (g)	1,836	1,456
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (g)	1,559	1,237
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (g)	1,064	843
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (g)	772	643
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (g)	591	492
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (g)	359	298
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (g)	111	92
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (g)	76	64
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (g)	812	676
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (g)	156	130
Freddie Mac Pool #QE2111 2.50% 5/1/2052 (g)	118	98
Freddie Mac Pool #QE3448 2.50% 5/1/2052 (g)	24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (g)	29,984	26,009
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (g)	3,568	2,841
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (g)	15,027	13,020
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (g)	2,152	2,006
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (g)	29,751	25,803
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (g)	1,164	1,020
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (g)(i)	36,298	34,932
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (g)	176	169
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (g)	863	717
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (g)	100	83
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (g)	808	775
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (g)	203	195
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (g)	119	114
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (g)	1,051	1,035
Freddie Mac Pool #QF2023 4.00% 10/1/2052 (g)	29	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (g)	1,160	1,112
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (g)	79	76
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (g)	2,998	2,875
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (g)	5,187	5,111
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (g)	223	186
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (g)	16,126	15,466
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (g)	927	771
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (g)	744	618
Freddie Mac Pool #SD8297 4.00% 2/1/2053 (g)	1,846	1,720
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (g)	16,971	15,796
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (g)	1,188	1,174
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (g)	11,519	10,734
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (g)	81	77
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (g)	10,350	10,171
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (g)	3,365	3,132
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (g)	3,633	3,570
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (g)	2,741	2,747
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (g)	589	613
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (g)	511	532
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (g)	494	516
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (g)	480	502
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (g)	338	354
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (g)	258	269
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (g)	163	169
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (g)	142	151
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (g)	863	719
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (g)	9,181	8,549

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (g)	USD28	$28
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (g)	8,411	8,433
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (g)	693	712
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (g)	388	362
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (g)	26,525	26,569
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (g)	849	705
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (g)	102	85
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (g)	4,872	4,961
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (g)	1,962	1,826
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (g)	127,362	125,162
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (g)	23,225	23,285
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (g)	728	756
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (g)	587	608
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (g)	455	470
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (g)	295	306
Freddie Mac Pool #QI0231 5.00% 2/1/2054 (g)	40	39
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (g)	438	438
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (g)	13,204	13,438
Freddie Mac Pool #RJ1871 4.00% 3/1/2054 (g)	302	281
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (g)	11,702	11,711
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (g)	120	125
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (g)	673	627
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (g)	1,590	1,602
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (g)	1,160	1,163
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (g)	402	410
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (g)	15,641	15,754
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (g)	7,744	7,755
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (g)	2,939	2,943
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (g)	511	524
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (g)	440	442
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (g)	1,650	1,689
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (g)	1,166	1,195
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (g)	1,774	1,837
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (g)	508	531
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (g)	1,956	1,920
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (g)	1,021	1,022
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (g)	751	752
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (g)	632	632
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (g)	6,950	7,070
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (g)	3,099	3,177
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (g)	712	725
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (g)	209	213
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (g)	5,999	6,201
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (g)	5,428	5,620
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (g)	2,113	2,200
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (g)	377	371
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (g)	268	263
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (g)	240	235
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (g)	6,211	6,230
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (g)	3,978	3,992
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (g)	3,559	3,566
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (g)	1,171	1,179
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (g)	652	656
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (g)	5,281	5,371
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (g)	2,900	2,976
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (g)	2,862	2,916
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (g)	1,821	1,863
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (g)	967	985
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (g)	1,766	1,839
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (g)	1,464	1,524

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (g)	USD875	$907
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (g)	3,633	3,645
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (g)	3,093	3,120
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (g)	2,393	2,401
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (g)	2,384	2,385
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (g)	1,536	1,546
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (g)	1,383	1,386
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (g)	1,180	1,181
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (g)	6,273	6,392
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (g)	3,411	3,490
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (g)	3,220	3,305
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (g)	2,991	3,070
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (g)	1,833	1,867
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (g)	829	843
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (g)	7,787	8,048
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (g)	1,177	1,221
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (g)	597	622
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (g)	383	397
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (g)	265	276
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (g)	141	146
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (g)	1,589	1,590
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (g)	419	433
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (g)	2,355	2,256
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (g)	134	128
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (g)	5,821	5,710
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (g)	6,584	6,589
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (g)	5,900	5,915
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (g)	41,540	39,760
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (g)	6,398	6,282
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (g)	3,747	3,677
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (g)	936	920
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (g)	309	304
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (g)	3,278	3,280
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (g)	1,307	1,309
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (g)	293	293
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (g)	4,392	4,394
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (g)	1,917	1,949
Freddie Mac Pool #SD8486 6.50% 1/1/2055 (g)	100	103
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (g)	3,172	2,951
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (g)	3,997	3,827
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (g)	2,987	2,929
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (g)	182	182
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (g)	2,934	2,983
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (g)	1,074	1,074
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (g)	390	396
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (g)	1,785	1,845
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (g)	1,687	1,655
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (g)	5,518	5,611
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (g)	5,359	5,449
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (g)	4,855	5,017
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (g)	1,640	1,694
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (g)	3,572	3,504
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (g)	61	61
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (g)	1,422	1,445
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (g)	765	778
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (g)	704	716
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (g)	42	39
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (g)	2,098	2,057
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (g)	386	386
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (g)	26,271	26,711

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series T041, Class 3A, 4.45% 7/25/2032 (g)(h)	USD148	$136
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (g)	10,192	10,655
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (g)(h)	2,047	1,923
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (g)(h)	884	840
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (g)	4,060	3,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (g)(h)	3,930	3,686
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (g)(h)	765	690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (g)	639	574
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (g)	1,240	1,196
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (g)	1,628	1,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (g)	6,893	6,591
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (g)	4,032	3,739
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (g)	1,606	1,562
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (g)	3,146	3,050
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (g)	2,455	2,374
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (g)	1,955	1,857
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (g)	411	384
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (g)	256	250
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (g)	152	148
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (g)	6,651	5,424
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (g)	66,491	54,207
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (g)	1,322	1,289
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (g)	364	355
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (g)	138	118
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (g)	19,601	16,674
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (g)	4,775	4,062
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (g)	17,975	15,920
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (g)	772	656
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (g)	13,647	12,084
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (g)	128	117
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (g)	824	703
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (g)	628	573
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (g)	9,635	9,027
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (g)	30,121	27,525
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (g)	2,178	1,852
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (g)	1,859	1,594
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (g)	2,934	2,822
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (g)	24,822	23,853
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (g)	5,140	4,787
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (g)	2,023	1,479
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (g)(j)	27,010	21,388
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (g)(j)	184,341	152,871
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (g)(j)	329	285
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (g)(j)	16,339	14,712
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (g)(j)	5,029	4,677
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (g)(j)	33	32
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (g)(j)	2,036	2,036
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (g)(j)	81,295	82,618
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (g)(j)	1,024	811
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (g)(j)	7,719	6,679
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (g)(j)	133,584	120,248
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (g)(j)	10,641	9,894
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (g)(j)	107,699	111,049
		2,613,173

Commercial mortgage-backed securities 0.84%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (g)	1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (g)	645	655

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (g)	USD5,368	$5,662
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (g)(h)	857	918
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (g)	4,615	4,782
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (g)	1,380	1,441
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (g)(h)	4,062	4,265
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (g)(h)	1,914	2,001
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (g)(h)	2,753	2,882
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (g)	2,909	2,621
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (g)(h)	490	484
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (g)	3,006	3,108
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (g)(h)	1,792	1,912
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (g)	1,828	1,892
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (g)	1,000	981
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (g)	2,960	2,624
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (g)(h)	750	745
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (g)	2,112	2,186
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (g)(h)	590	614
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (g)	618	633
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (g)(h)	1,750	1,760
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (g)	1,117	1,167
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (g)(h)	6,990	7,260
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (g)(h)	1,450	1,506
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (g)	3,334	3,484
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 4/15/2029 (d)(g)(h)	4,665	4,681
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.015% 9/15/2034 (d)(g)(h)	5,608	5,592
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(g)(h)	4,365	4,352
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036 (d)(g)(h)	7,968	7,963
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (d)(g)(h)	5,348	5,344
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (d)(g)(h)	3,970	3,970
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (d)(g)(h)	1,070	1,070
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (d)(g)(h)	965	965
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (d)(g)(h)	4,504	4,504
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (d)(g)(h)	6,334	6,333
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (d)(g)(h)	7,668	7,708
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (d)(g)(h)	11,410	11,575
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (d)(g)(h)	1,153	1,156
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.652% 7/15/2041 (d)(g)(h)	1,414	1,419
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (d)(g)(h)	5,162	5,151
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(g)(h)	3,606	3,727
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (d)(g)	3,677	3,839
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (d)(g)(h)	1,350	1,351
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (d)(g)(h)	1,105	1,106
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (d)(g)(h)	1,154	1,155
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(g)(h)	2,748	2,752
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (d)(g)	3,795	3,338
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 5/15/2041 (d)(g)(h)	8,302	8,335
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038 (d)(g)(h)	1,214	1,211
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (g)	2,489	2,246
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(g)(h)	2,059	2,063
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(g)(h)	5,246	5,393
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(g)(h)	10,151	10,475
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(g)	1,522	1,388

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (d)(g)	USD578	$516
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (d)(g)(h)	100	85
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039 (d)(g)(h)	1,960	1,964
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(g)	13,772	13,031
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (d)(g)(h)	487	488
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (g)(h)	370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (d)(g)(h)	577	579
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (d)(g)(h)	3,964	3,964
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (d)(g)	2,194	1,927
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.157% 11/15/2038 (d)(g)(h)	4,033	4,032
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.312% 1/15/2039 (d)(g)(h)	10,709	10,674
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(g)(h)	9,322	9,268
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (g)(h)	1,620	1,532
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (g)	430	451
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (d)(g)(h)	5,716	5,728
		231,685

Collateralized mortgage-backed obligations (privately originated) 0.23%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(g)(k)	6,136	6,161
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(g)(h)	672	607
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(g)(k)	546	550
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(g)(h)	5,671	5,552
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(g)(k)	1,575	1,558
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (d)(g)(k)	2,751	2,757
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (g)	112	114
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(g)(k)	6,582	6,340
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (d)(g)(h)	306	308
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.555% 5/25/2044 (d)(g)(h)	3,642	3,659
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(g)	3,645	3,510
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (d)(g)(h)	6,890	6,980
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (g)	212	213
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(g)(k)	2,448	2,475
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(g)(k)	680	683
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(g)(k)	4,511	4,519
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(g)	2,635	2,483
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(g)	2,446	2,385
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (d)(g)(h)	4,925	4,957
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(g)(h)	675	676
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(g)	2,490	2,409

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(g)(k)	USD1,910	$1,923
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (d)(g)(k)	1,943	1,943
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (d)(g)(k)	1,217	1,230
		63,992
Total mortgage-backed obligations		2,908,850
Corporate bonds, notes & loans 7.30%
Financials 1.75%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,766
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(d)(h)(l)	5,453	5,412
AG Issuer, LLC 6.25% 3/1/2028 (d)	4,470	4,474
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (d)	1,072	1,111
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(k)	4,250	4,286
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (d)	1,940	1,906
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (d)	2,295	2,264
Ally Financial, Inc. 8.00% 11/1/2031	2,688	3,040
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (k)	4,810	4,839
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (k)	2,407	2,623
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	5,885	6,010
American International Group, Inc. 5.125% 3/27/2033	2,937	2,988
American International Group, Inc. 5.45% 5/7/2035	530	544
AmWINS Group, Inc. 4.875% 6/30/2029 (d)	1,348	1,311
Aon North America, Inc. 5.45% 3/1/2034	600	617
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (d)	2,415	2,543
Aretec Group, Inc. 7.50% 4/1/2029 (d)	1,250	1,266
Arthur J. Gallagher & Co. 5.00% 2/15/2032	750	761
Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,444	5,450
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,586	2,482
Athene Holding, Ltd. 6.625% 5/19/2055	770	794
Banco Santander, SA 5.147% 8/18/2025	1,400	1,401
Banco Santander, SA 5.565% 1/17/2030	6,400	6,647
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (k)	2,176	2,026
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (k)	485	455
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (k)	5,533	5,765
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (k)	1,000	872
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (k)	4,064	4,147
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (k)	1,182	1,212
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (k)	3,477	3,561
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (k)	326	332
Bank of New York Mellon Corp. 5.316% 6/6/2036 (USD-SOFR + 1.35% on 6/6/2035) (k)	3,359	3,430
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (d)(k)	2,220	2,285
Berkshire Hathaway, Inc. 3.125% 3/15/2026	448	445
Blackstone Private Credit Fund 6.00% 11/22/2034	2,020	1,976
Block, Inc. 3.50% 6/1/2031	2,325	2,134
Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,223
Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	823
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(k)	2,535	2,350
Boost Newco Borrower, LLC 7.50% 1/15/2031 (d)	1,150	1,222
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(k)	8,155	8,462
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(k)	3,015	3,071
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(k)	9,000	9,456
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(k)	4,295	4,426
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,256
Brown & Brown, Inc. 5.25% 6/23/2032	358	365
Brown & Brown, Inc. 5.55% 6/23/2035	7,665	7,819

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Brown & Brown, Inc. 6.25% 6/23/2055	USD5,952	$6,141
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(k)	938	975
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(k)	4,764	4,928
CaixaBank, SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (d)(k)	5,200	5,223
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(k)	4,887	4,939
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)	2,859	2,981
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	873
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,623	4,712
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	346
Citibank, NA 4.914% 5/29/2030	4,825	4,919
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025) (k)	8,000	8,018
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (k)	7,250	7,303
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (k)	2,242	2,288
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (k)	4,750	4,729
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (k)	2,506	2,192
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (k)	1,299	1,335
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	1,650	1,664
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (k)	4,213	4,360
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (k)	3,808	4,107
CME Group, Inc. 3.75% 6/15/2028	3,069	3,050
Coinbase Global, Inc. 3.375% 10/1/2028 (d)	6,514	6,112
Coinbase Global, Inc. 3.625% 10/1/2031 (d)	5,766	5,139
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,032	4,030
Corebridge Financial, Inc. 3.65% 4/5/2027	914	902
Corebridge Financial, Inc. 3.85% 4/5/2029	556	545
Corebridge Financial, Inc. 3.90% 4/5/2032	315	296
Corebridge Financial, Inc. 4.35% 4/5/2042	182	153
Corebridge Financial, Inc. 4.40% 4/5/2052	438	351
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (k)	6,650	6,461
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (k)	1,109	1,128
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (k)	2,250	2,364
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	750	800
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (k)	300	281
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (d)(k)	6,945	6,971
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)	4,540	4,565
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (k)	2,198	2,129
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (k)	4,000	3,886
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (k)	1,980	1,996
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (k)	8,513	8,540
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (k)	1,443	1,480
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (k)	2,000	1,497
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (k)	937	833
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	873	773
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	15,084	15,173
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (k)	809	832
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (k)	537	577
HUB International, Ltd. 7.375% 1/31/2032 (d)	690	722
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,095
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (d)(k)	4,122	4,787
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (d)(k)	3,245	3,644
Jane Street Group, LLC 6.75% 5/1/2033 (d)	3,015	3,102
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (d)	3,010	3,121
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (k)	2,666	2,611
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	1,066	1,076
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)	1,550	1,549
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (k)	3,351	3,387
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	3,630	3,642
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (k)	4,250	4,468

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (k)	USD1,262	$1,311
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (k)	4,718	4,735
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (k)	1,081	1,100
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (k)	2,952	3,042
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (k)	1,222	1,190
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,712
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,112
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,251
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	650
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	579
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,929
Mastercard, Inc. 4.35% 1/15/2032	4,801	4,782
Mastercard, Inc. 4.85% 3/9/2033	2,258	2,302
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	1,600	1,625
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025) (k)	2,450	2,450
Morgan Stanley 3.125% 7/27/2026	325	321
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	463	470
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (k)	3,995	4,074
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (k)	3,097	3,186
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)	3,584	3,646
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (k)	1,506	1,542
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (k)	1,031	951
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	3,500	3,423
MPT Finance Corp. 7.00% 2/15/2032	EUR2,075	2,508
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (d)	USD1,230	1,278
Navient Corp. 6.75% 6/15/2026	150	152
Navient Corp. 5.50% 3/15/2029	11,105	10,884
Navient Corp. 11.50% 3/15/2031	4,860	5,510
Navient Corp. 7.875% 6/15/2032	1,095	1,140
New York Life Global Funding 2.35% 7/14/2026 (d)	529	518
New York Life Global Funding 4.55% 1/28/2033 (d)	1,132	1,108
Northwestern Mutual Global Funding 1.75% 1/11/2027 (d)	2,240	2,162
Osaic Holdings, Inc. 10.75% 8/1/2027 (d)	2,420	2,427
PayPal Holdings, Inc. 2.65% 10/1/2026	593	582
PayPal Holdings, Inc. 2.30% 6/1/2030	552	502
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (d)	1,375	1,411
Planet Financial Group, LLC 10.50% 12/15/2029 (d)	540	541
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (k)	1,720	1,721
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (k)	4,180	4,310
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	388
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	364
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,163
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,642
Prudential Financial, Inc. 3.70% 3/13/2051	677	498
Rocket Mortgage, LLC 2.875% 10/15/2026 (d)	2,110	2,059
Rocket Mortgage, LLC 3.625% 3/1/2029 (d)	1,505	1,431
SLM Corp. 6.50% 1/31/2030	1,460	1,534
Starwood Property Trust, Inc. 4.375% 1/15/2027 (d)	3,580	3,549
Starwood Property Trust, Inc. 7.25% 4/1/2029 (d)	970	1,021
Starwood Property Trust, Inc. 6.50% 7/1/2030 (d)	525	543
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (d)(k)	1,000	999
Travelers Cos., Inc. 4.00% 5/30/2047	771	618
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (k)	2,000	2,003
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (k)	1,677	1,814
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (k)	506	514
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (h)(l)	2,190	2,221
U.S. Bancorp 2.375% 7/22/2026	3,584	3,520

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	USD3,808	$3,882
UBS Group AG 4.125% 9/24/2025 (d)	2,750	2,746
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028) (d)(k)(m)	800	788
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(k)	3,575	3,672
UniCredit SpA 4.625% 4/12/2027 (d)	625	625
Voyager Parent, LLC 9.25% 7/1/2032 (d)	5,950	6,194
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	7,025	7,180
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (k)	400	385
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (k)	2,070	2,099
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (k)	7,225	7,637
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (k)	3,360	3,674
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (k)	390	403
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (k)	2,980	2,630
Westpac Banking Corp. 2.963% 11/16/2040	1,344	996
WEX, Inc. 6.50% 3/15/2033 (d)	1,025	1,035
		485,259

Communication services 0.86%
Alphabet, Inc. 5.25% 5/15/2055	821	809
Alphabet, Inc. 5.30% 5/15/2065	1,876	1,838
AT&T, Inc. 2.25% 2/1/2032	800	689
AT&T, Inc. 3.50% 9/15/2053	5,140	3,482
CCO Holdings, LLC 4.75% 3/1/2030 (d)	1,350	1,309
CCO Holdings, LLC 4.50% 8/15/2030 (d)	5,750	5,486
CCO Holdings, LLC 4.25% 2/1/2031 (d)	9,361	8,751
CCO Holdings, LLC 4.75% 2/1/2032 (d)	3,115	2,957
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,699
CCO Holdings, LLC 4.50% 6/1/2033 (d)	2,085	1,907
CCO Holdings, LLC 4.25% 1/15/2034 (d)	1,135	1,011
Charter Communications Operating, LLC 4.908% 7/23/2025	116	116
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	942
Charter Communications Operating, LLC 4.80% 3/1/2050	4,823	3,862
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,662
Charter Communications Operating, LLC 3.90% 6/1/2052	8,760	6,017
Charter Communications Operating, LLC 5.25% 4/1/2053	4,965	4,221
Comcast Corp. 2.35% 1/15/2027	3,584	3,488
Comcast Corp. 4.80% 5/15/2033	2,165	2,161
Comcast Corp. 5.65% 6/1/2054	2,281	2,218
Connect Finco SARL 9.00% 9/15/2029 (d)	6,425	6,466
CSC Holdings, LLC 5.50% 4/15/2027 (d)	1,400	1,338
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (h)(l)	972	949
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (h)(l)	2,666	2,632
DIRECTV Financing, LLC 5.875% 8/15/2027 (d)	4,713	4,701
DISH Network Corp. 11.75% 11/15/2027 (d)	10,154	10,475
EchoStar Corp. 10.75% 11/30/2029	4,409	4,545
EchoStar Corp. 6.75% PIK 11/30/2030 (n)	1,964	1,793
Embarq, LLC 7.995% 6/1/2036	8,084	3,712
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (d)	6,550	6,640
Frontier Communications Holdings, LLC 5.875% 11/1/2029	5,591	5,651
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (d)	3,196	3,240
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (d)	1,100	1,151
Gray Media, Inc. 10.50% 7/15/2029 (d)	7,305	7,853
Gray Media, Inc. 4.75% 10/15/2030 (d)	1,656	1,254
Gray Media, Inc. 5.375% 11/15/2031 (d)	4,790	3,596
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (h)(l)	1,086	1,086
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (d)	8,871	9,068

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Ligado Networks, LLC 17.50% PIK 11/1/2023 (d)(n)(o)	USD7,331	$2,529
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(l)(n)	1,540	1,540
Meta Platforms, Inc. 4.75% 8/15/2034	3,584	3,602
Meta Platforms, Inc. 5.40% 8/15/2054	3,584	3,498
Nexstar Media, Inc. 5.625% 7/15/2027 (d)	1,875	1,872
Nexstar Media, Inc. 4.75% 11/1/2028 (d)	2,950	2,875
SBA Tower Trust 1.631% 11/15/2026 (d)	7,802	7,488
Sinclair Television Group, Inc. 8.125% 2/15/2033 (d)	1,375	1,390
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	6,650	6,392
Sirius XM Radio, LLC 4.125% 7/1/2030 (d)	7,282	6,719
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	7,547	6,713
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,071
T-Mobile USA, Inc. 1.50% 2/15/2026	500	490
T-Mobile USA, Inc. 2.05% 2/15/2028	325	307
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,951
T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	4,054
T-Mobile USA, Inc. 5.125% 5/15/2032	3,623	3,696
T-Mobile USA, Inc. 5.30% 5/15/2035	4,665	4,725
Univision Communications, Inc. 6.625% 6/1/2027 (d)	6,300	6,289
Univision Communications, Inc. 8.00% 8/15/2028 (d)	300	305
Univision Communications, Inc. 4.50% 5/1/2029 (d)	6,234	5,674
Univision Communications, Inc. 7.375% 6/30/2030 (d)	1,216	1,196
Verizon Communications, Inc. 2.55% 3/21/2031	410	368
Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,539
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,974
Verizon Communications, Inc. 5.25% 4/2/2035	6,205	6,259
Verizon Communications, Inc. 2.875% 11/20/2050	601	375
Verizon Communications, Inc. 2.987% 10/30/2056	1,537	926
Vodafone Group PLC 4.25% 9/17/2050	3,898	3,041
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	950
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	4,748	3,335
X Corp., Term Loan B3, 9.50% 10/26/2029 (l)	2,675	2,604
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (h)(l)	2,776	2,716
		238,238

Health care 0.78%
1261229 B.C., Ltd. 10.00% 4/15/2032 (d)	1,840	1,857
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,123
AbbVie, Inc. 5.40% 3/15/2054	7,250	7,055
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,264
AdaptHealth, LLC 6.125% 8/1/2028 (d)	645	647
AdaptHealth, LLC 4.625% 8/1/2029 (d)	1,990	1,877
AdaptHealth, LLC 5.125% 3/1/2030 (d)	1,010	961
Amgen, Inc. 5.25% 3/2/2030	1,244	1,282
Amgen, Inc. 5.25% 3/2/2033	2,990	3,063
Amgen, Inc. 5.60% 3/2/2043	1,500	1,489
Amgen, Inc. 5.65% 3/2/2053	2,750	2,687
Amgen, Inc. 4.40% 2/22/2062	1,697	1,326
Amgen, Inc. 5.75% 3/2/2063	858	835
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,573
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,704
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	595
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,244
AstraZeneca PLC 3.375% 11/16/2025	1,022	1,018
Bausch Health Cos., Inc. 4.875% 6/1/2028 (d)	1,025	865
Bausch Health Cos., Inc. 11.00% 9/30/2028 (d)	1,525	1,511
Baxter International, Inc. 1.915% 2/1/2027	4,739	4,564
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,961

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bayer US Finance, LLC 6.125% 11/21/2026 (d)	USD5,419	$5,509
Bayer US Finance, LLC 6.25% 1/21/2029 (d)	3,092	3,248
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,865
Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	845
Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,478
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (d)	1,750	1,685
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (d)	285	302
CVS Health Corp. 5.00% 1/30/2029	3,831	3,890
CVS Health Corp. 5.40% 6/1/2029	4,144	4,266
CVS Health Corp. 5.55% 6/1/2031	3,039	3,158
CVS Health Corp. 5.70% 6/1/2034	4,053	4,175
DaVita, Inc. 3.75% 2/15/2031 (d)	2,865	2,608
DaVita, Inc. 6.875% 9/1/2032 (d)	810	840
DaVita, Inc. 6.75% 7/15/2033 (d)	1,600	1,653
Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,417
Elevance Health, Inc. 5.20% 2/15/2035	610	617
Elevance Health, Inc. 5.125% 2/15/2053	308	275
Eli Lilly and Co. 5.10% 2/12/2035	8,075	8,280
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (d)	2,200	2,332
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (h)(l)	2,556	2,557
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,545
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,734
Gilead Sciences, Inc. 5.10% 6/15/2035	500	507
Grifols SA 3.875% 10/15/2028	EUR800	904
Grifols SA 7.50% 5/1/2030	400	494
HCA, Inc. 3.375% 3/15/2029	USD720	692
HCA, Inc. 3.625% 3/15/2032	896	827
HCA, Inc. 4.375% 3/15/2042	1,344	1,125
HCA, Inc. 4.625% 3/15/2052	1,299	1,045
Humana, Inc. 5.375% 4/15/2031	3,194	3,268
Humana, Inc. 5.55% 5/1/2035	6,289	6,327
Humana, Inc. 5.75% 4/15/2054	1,359	1,267
Humana, Inc. 6.00% 5/1/2055	230	222
Insulet Corp. 6.50% 4/1/2033 (d)	885	923
Medline Borrower, LP 6.25% 4/1/2029 (d)	2,050	2,109
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,994
Molina Healthcare, Inc. 4.375% 6/15/2028 (d)	545	533
Molina Healthcare, Inc. 3.875% 11/15/2030 (d)	2,899	2,698
Molina Healthcare, Inc. 3.875% 5/15/2032 (d)	5,110	4,655
Molina Healthcare, Inc. 6.25% 1/15/2033 (d)	1,900	1,935
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,212
Novartis Capital Corp. 2.00% 2/14/2027	570	554
Owens & Minor, Inc. 4.50% 3/31/2029 (d)	5,360	4,809
Owens & Minor, Inc. 6.625% 4/1/2030 (d)	2,300	2,163
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	945
Radiology Partners, Inc. 8.50% 7/15/2032 (d)	2,445	2,454
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (h)(l)(n)	3,369	3,362
Roche Holdings, Inc. 4.203% 9/9/2029 (d)	3,450	3,458
Roche Holdings, Inc. 4.592% 9/9/2034 (d)	2,244	2,222
Summa Health 3.511% 11/15/2051	1,483	1,223
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	8,992
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,983	1,994
Tenet Healthcare Corp. 4.625% 6/15/2028	645	637
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,917
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,259
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	12,073
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,267
UnitedHealth Group, Inc. 4.95% 1/15/2032	5,863	5,940
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,689

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 5.30% 6/15/2035	USD4,818	$4,912
UnitedHealth Group, Inc. 5.625% 7/15/2054	2,900	2,815
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,754	3,815
Viatris, Inc. 4.00% 6/22/2050	3,161	2,107
		214,124

Energy 0.70%
Antero Midstream Partners, LP 5.375% 6/15/2029 (d)	2,390	2,374
Antero Midstream Partners, LP 6.625% 2/1/2032 (d)	175	181
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (d)	1,270	1,273
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (d)	510	519
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (d)	430	437
Borr IHC, Ltd. 10.00% 11/15/2028 (d)	3,087	2,822
Borr IHC, Ltd. 10.375% 11/15/2030 (d)	1,298	1,149
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	861	860
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,196
Chevron USA, Inc. 4.687% 4/15/2030	8,472	8,644
Chord Energy Corp. 6.75% 3/15/2033 (d)	1,325	1,354
CITGO Petroleum Corp. 8.375% 1/15/2029 (d)	2,075	2,164
Civitas Resources, Inc. 5.00% 10/15/2026 (d)	480	474
Civitas Resources, Inc. 8.375% 7/1/2028 (d)	2,780	2,850
Civitas Resources, Inc. 8.625% 11/1/2030 (d)	525	533
Civitas Resources, Inc. 8.75% 7/1/2031 (d)	735	744
CNX Midstream Partners, LP 4.75% 4/15/2030 (d)	1,055	999
CNX Resources Corp. 6.00% 1/15/2029 (d)	2,675	2,687
CNX Resources Corp. 7.375% 1/15/2031 (d)	553	577
CNX Resources Corp. 7.25% 3/1/2032 (d)	1,180	1,223
ConocoPhillips Co. 5.50% 1/15/2055	3,823	3,631
Constellation Oil Services Holding SA 9.375% 11/7/2029 (d)	2,320	2,363
Crescent Energy Finance, LLC 7.625% 4/1/2032 (d)	1,510	1,476
Crescent Energy Finance, LLC 7.375% 1/15/2033 (d)	1,210	1,158
Devon Energy Corp. 5.20% 9/15/2034	2,157	2,096
Devon Energy Corp. 5.75% 9/15/2054	7,806	7,034
Diamondback Energy, Inc. 5.55% 4/1/2035	3,000	3,034
Diamondback Energy, Inc. 5.75% 4/18/2054	5,000	4,646
Enbridge, Inc. 3.70% 7/15/2027	56	55
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (d)	395	437
Energy Transfer, LP 4.75% 1/15/2026	2,235	2,235
Eni SpA 5.75% 5/19/2035 (d)	360	368
Eni SpA 5.95% 5/15/2054 (d)	831	805
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,153	3,160
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	403
EOG Resources, Inc. 4.40% 7/15/2028	410	412
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,009
EQT Corp. 7.50% 6/1/2030 (d)	642	706
EQT Corp. 4.75% 1/15/2031 (d)	1,635	1,610
Equinor ASA 4.25% 11/23/2041	1,792	1,589
Expand Energy Corp. 5.875% 2/1/2029 (d)	790	794
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032	810	788
Expand Energy Corp. 4.875% 4/15/2032 (o)	7,225	29
Exxon Mobil Corp. 2.44% 8/16/2029	213	201
Exxon Mobil Corp. 3.452% 4/15/2051	555	394
Genesis Energy, LP 7.75% 2/1/2028	350	355
Genesis Energy, LP 8.25% 1/15/2029	670	701
Genesis Energy, LP 8.875% 4/15/2030	884	939
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,165
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	1,135	1,149

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	USD3,477	$3,588
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,003	2,077
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (d)	4,257	4,263
Halliburton Co. 3.80% 11/15/2025	6	6
Harvest Midstream I, LP 7.50% 9/1/2028 (d)	420	427
Harvest Midstream I, LP 7.50% 5/15/2032 (d)	190	201
Hess Midstream Operations, LP 5.875% 3/1/2028 (d)	750	762
Hess Midstream Operations, LP 5.125% 6/15/2028 (d)	1,655	1,645
Hess Midstream Operations, LP 4.25% 2/15/2030 (d)	960	924
Hess Midstream Operations, LP 5.50% 10/15/2030 (d)	400	402
Hilcorp Energy I, LP 6.00% 4/15/2030 (d)	465	452
Hilcorp Energy I, LP 6.00% 2/1/2031 (d)	540	523
Hilcorp Energy I, LP 8.375% 11/1/2033 (d)	475	493
Matador Resources Co. 6.50% 4/15/2032 (d)	1,325	1,327
MPLX, LP 4.125% 3/1/2027	448	446
Nabors Industries, Inc. 9.125% 1/31/2030 (d)	1,745	1,672
New Fortress Energy, Inc. 6.50% 9/30/2026 (d)	1,375	764
NFE Financing, LLC 12.00% 11/15/2029 (d)	20,423	9,289
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (d)	300	310
Occidental Petroleum Corp. 6.60% 3/15/2046	2,268	2,237
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	5,946
Parkland Corp. 5.875% 7/15/2027 (d)	1,550	1,552
Parkland Corp. 4.625% 5/1/2030 (d)	510	489
Permian Resources Operating, LLC 9.875% 7/15/2031 (d)	586	642
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)	1,020	1,058
Permian Resources Operating, LLC 6.25% 2/1/2033 (d)	800	808
Petroleos Mexicanos 6.875% 10/16/2025	2,517	2,516
Petroleos Mexicanos 4.50% 1/23/2026	400	395
Petroleos Mexicanos 6.875% 8/4/2026	850	851
Petroleos Mexicanos 6.50% 3/13/2027	2,500	2,484
Petroleos Mexicanos 6.84% 1/23/2030	4,260	4,118
Petroleos Mexicanos 5.95% 1/28/2031	3,280	2,968
Petroleos Mexicanos 6.70% 2/16/2032	5,793	5,387
Petroleos Mexicanos 6.50% 6/2/2041	41	31
Petroleos Mexicanos 6.375% 1/23/2045	16	11
Petroleos Mexicanos 6.75% 9/21/2047	139	101
Petroleos Mexicanos 6.35% 2/12/2048	23	16
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,006
Petroleos Mexicanos 6.95% 1/28/2060	163	117
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (d)	2,689	2,642
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	4,040	3,797
Seadrill Finance, Ltd. 8.375% 8/1/2030 (d)	625	637
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029 (d)	1,668	1,674
Sunoco, LP 7.00% 9/15/2028 (d)	1,475	1,523
Sunoco, LP 4.50% 5/15/2029	925	899
Sunoco, LP 4.50% 4/30/2030	1,105	1,063
Sunoco, LP 6.25% 7/1/2033 (d)	530	539
Talos Production, Inc. 9.00% 2/1/2029 (d)	500	512
Talos Production, Inc. 9.375% 2/1/2031 (d)	85	87
TGS ASA 8.50% 1/15/2030 (d)	1,235	1,280
Tidewater, Inc. 9.125% 7/15/2030 (d)	445	458
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,514
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	974
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	525
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (d)	400	407
Transocean, Inc. 8.00% 2/1/2027 (d)	105	104
Transocean, Inc. 8.50% 5/15/2031 (d)	2,000	1,787
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,516
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (d)	1,030	972

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (d)	USD840	$778
Venture Global LNG, Inc. 8.375% 6/1/2031 (d)	3,680	3,825
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (d)(k)	2,000	1,946
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (d)	2,215	2,373
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (d)	2,730	2,730
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (d)	2,035	2,035
Weatherford International, Ltd. 8.625% 4/30/2030 (d)	8,996	9,278
		194,729

Consumer discretionary 0.70%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(h)(l)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(h)(l)(n)	116	116
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	444
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	739
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	176
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (d)	2,115	2,044
Bath & Body Works, Inc. 6.875% 11/1/2035	350	363
Caesars Entertainment, Inc. 7.00% 2/15/2030 (d)	2,075	2,150
Carnival Corp. 4.00% 8/1/2028 (d)	2,375	2,326
Carnival Corp. 6.125% 2/15/2033 (d)	1,270	1,300
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	6,570	6,657
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (d)	604	613
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (d)	1,350	1,260
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (d)	3,281	3,345
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (d)	8,140	8,333
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034 (d)	1,070	1,073
Fertitta Entertainment, LLC 4.625% 1/15/2029 (d)	3,580	3,431
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,188
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,393
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,853
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,480
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,370	4,366
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,705	10,840
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,894	1,858
General Motors Financial Co., Inc. 5.90% 1/7/2035	9,342	9,397
Global Auto Holdings PLC 11.50% 8/15/2029 (d)	1,300	1,273
Great Canadian Gaming Corp. 8.75% 11/15/2029 (d)	3,525	3,453
Group 1 Automotive, Inc. 6.375% 1/15/2030 (d)	1,385	1,425
Hanesbrands, Inc. 9.00% 2/15/2031 (d)	1,625	1,722
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (d)	1,885	1,774
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (d)	3,580	3,446
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,773
Home Depot, Inc. 3.90% 12/6/2028	825	823
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,124
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,584
Home Depot, Inc. 4.50% 12/6/2048	428	367
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,883
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,767
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,615
Hyundai Capital America 1.50% 6/15/2026 (d)	762	740
Hyundai Capital America 5.45% 6/24/2026 (d)	3,905	3,937
Hyundai Capital America 4.875% 6/23/2027 (d)	1,334	1,342
Hyundai Capital America 5.275% 6/24/2027 (d)	6,273	6,355
Hyundai Capital America 2.375% 10/15/2027 (d)	2,311	2,198
Hyundai Capital America 4.90% 6/23/2028 (d)	4,992	5,029

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 2.10% 9/15/2028 (d)	USD2,756	$2,544
Hyundai Capital America 5.30% 1/8/2030 (d)	10,081	10,301
Hyundai Capital America 5.10% 6/24/2030 (d)	4,980	5,036
Hyundai Capital America 5.40% 1/8/2031 (d)	991	1,013
International Game Technology PLC 5.25% 1/15/2029 (d)	2,445	2,425
KB Home 7.25% 7/15/2030	1,295	1,341
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (d)	440	428
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (d)	1,025	1,091
Lithia Motors, Inc. 3.875% 6/1/2029 (d)	2,900	2,768
Lithia Motors, Inc. 4.375% 1/15/2031 (d)	1,025	975
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,229
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,129
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (d)	528	507
McDonald’s Corp. 4.60% 9/9/2032	642	643
McDonald’s Corp. 4.95% 3/3/2035	4,392	4,391
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (d)	1,710	1,675
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (d)	1,344	1,348
Newell Brands, Inc. 8.50% 6/1/2028 (d)	715	753
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,835
Newell Brands, Inc. 6.375% 5/15/2030	535	522
Newell Brands, Inc. 6.625% 5/15/2032	385	368
Newell Brands, Inc. 6.875% 4/1/2036	1,025	984
Newell Brands, Inc. 7.00% 4/1/2046	475	407
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (d)	320	305
Nissan Motor Co., Ltd. 3.522% 9/17/2025 (d)	200	199
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (b)(d)(n)(o)	1,355	135
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (h)(l)	875	809
RHP Hotel Properties, LP 6.50% 6/15/2033 (d)	575	592
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (d)	910	916
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (d)	1,030	1,051
Sally Holdings, LLC 6.75% 3/1/2032	920	945
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,786
Sonic Automotive, Inc. 4.625% 11/15/2029 (d)	3,645	3,539
Sonic Automotive, Inc. 4.875% 11/15/2031 (d)	2,215	2,107
Toyota Motor Credit Corp. 0.80% 1/9/2026	384	377
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,165
Travel + Leisure Co. 4.50% 12/1/2029 (d)	2,100	2,031
Universal Entertainment Corp. 9.875% 8/1/2029 (d)	600	587
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (d)	3,446	3,444
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (h)(l)	2,115	2,096
		193,299

Information technology 0.56%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,691
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,335
Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,314
Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,700
Broadcom, Inc. 3.137% 11/15/2035 (d)	600	506
Cisco Systems, Inc. 4.95% 2/26/2031	313	322
Cisco Systems, Inc. 5.05% 2/26/2034	12	12
Cisco Systems, Inc. 5.10% 2/24/2035	9,674	9,906
Cloud Software Group, Inc. 6.50% 3/31/2029 (d)	4,125	4,166
Cloud Software Group, Inc. 9.00% 9/30/2029 (d)	3,750	3,891
Cloud Software Group, Inc. 8.25% 6/30/2032 (d)	2,975	3,169
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (h)(l)	3,816	3,823
CommScope Technologies, LLC 5.00% 3/15/2027 (d)	5,703	5,560

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
CommScope, LLC 8.25% 3/1/2027 (d)	USD1,527	$1,522
CommScope, LLC 7.125% 7/1/2028 (d)	1,973	1,941
CommScope, LLC 9.50% 12/15/2031 (d)	400	419
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (h)(l)	485	492
CoreWeave, Inc. 9.25% 6/1/2030 (d)	1,525	1,560
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (d)	7,575	8,055
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (h)(l)	225	230
Fair Isaac Corp. 4.00% 6/15/2028 (d)	1,050	1,023
Fair Isaac Corp. 6.00% 5/15/2033 (d)	3,925	3,971
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	2,614	2,633
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	54	55
Gen Digital, Inc. 6.25% 4/1/2033 (d)	1,375	1,415
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	11,556
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	6,579
ION Trading Technologies SARL 9.50% 5/30/2029 (d)	560	578
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (h)(l)	1,746	1,755
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (h)(l)	900	903
Microchip Technology, Inc. 5.05% 3/15/2029	3,000	3,049
Microchip Technology, Inc. 5.05% 2/15/2030	6,361	6,455
NCR Atleos Corp. 9.50% 4/1/2029 (d)	4,144	4,542
Open Text Holdings, Inc. 4.125% 12/1/2031 (d)	400	369
Oracle Corp. 5.25% 2/3/2032	4,750	4,874
Oracle Corp. 5.50% 8/3/2035	6,232	6,373
Shift4 Payments, LLC, 6.75% 8/15/2032 (d)	2,400	2,494
Synopsys, Inc. 5.15% 4/1/2035	6,898	6,956
Synopsys, Inc. 5.70% 4/1/2055	5,521	5,493
Texas Instruments, Inc. 4.60% 2/8/2029	2,222	2,261
Texas Instruments, Inc. 4.85% 2/8/2034	1,203	1,223
UKG, Inc. 6.875% 2/1/2031 (d)	950	986
Unisys Corp. 10.625% 1/15/2031 (d)	1,228	1,266
Viasat, Inc. 5.625% 4/15/2027 (d)	6,733	6,711
Viasat, Inc. 6.50% 7/15/2028 (d)	1,900	1,797
Viasat, Inc. 7.50% 5/30/2031 (d)	6,626	5,746
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (e)(k)(n)	1,014	1,026
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (e)(k)(n)	336	340
X.Ai Corp. 12.50% 6/30/2030	2,485	2,485
Xerox Holdings Corp. 5.50% 8/15/2028 (d)	600	459
Xerox Holdings Corp. 8.875% 11/30/2029 (d)	779	589
		153,576

Industrials 0.51%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (d)	335	334
Albion Financing 1 SARL 7.00% 5/21/2030 (d)	6,000	6,138
Ambipar Lux SARL 10.875% 2/5/2033 (d)	601	569
Axon Enterprise, Inc. 6.125% 3/15/2030 (d)	5,175	5,335
Axon Enterprise, Inc. 6.25% 3/15/2033 (d)	5,835	6,023
BAE Systems PLC 5.125% 3/26/2029 (d)	3,403	3,489
BAE Systems PLC 5.25% 3/26/2031 (d)	2,663	2,754
BAE Systems PLC 5.30% 3/26/2034 (d)	2,772	2,835
BAE Systems PLC 5.50% 3/26/2054 (d)	599	592
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (d)(n)	2,125	2,208
Boeing Co. (The) 3.10% 5/1/2026	251	248
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,940
Boeing Co. (The) 5.15% 5/1/2030	945	963
Boeing Co. (The) 3.625% 2/1/2031	178	168
Boeing Co. (The) 6.388% 5/1/2031	227	244
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,205
Boeing Co. (The) 6.528% 5/1/2034	5,453	5,928

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD3,605	$3,461
Boeing Co. (The) 6.858% 5/1/2054	2,361	2,587
Boeing Co. (The) 7.008% 5/1/2064	1,301	1,430
Brink’s Co. (The) 4.625% 10/15/2027 (d)	2,385	2,372
Brink’s Co. (The) 6.50% 6/15/2029 (d)	485	500
Brink’s Co. (The) 6.75% 6/15/2032 (d)	850	886
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,337
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,744
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	152
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	430
Chart Industries, Inc. 7.50% 1/1/2030 (d)	1,347	1,412
CSX Corp. 4.25% 3/15/2029	1,062	1,063
CSX Corp. 5.05% 6/15/2035	6,111	6,149
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (d)	1,540	1,533
Herc Holdings, Inc. 7.00% 6/15/2030 (d)	1,510	1,578
Herc Holdings, Inc. 7.25% 6/15/2033 (d)	505	529
Icahn Enterprises, LP 5.25% 5/15/2027	2,535	2,458
Icahn Enterprises, LP 4.375% 2/1/2029	2,500	2,104
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,171
LATAM Airlines Group SA 7.625% 1/7/2031 (d)	4,250	4,277
Lockheed Martin Corp. 5.10% 11/15/2027	852	874
Lockheed Martin Corp. 4.45% 5/15/2028	2,604	2,635
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,673
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,483
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,857
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,808
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,954
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,061
OneSky Flight, LLC 8.875% 12/15/2029 (d)	1,125	1,172
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,852
Paychex, Inc. 5.60% 4/15/2035	427	442
QXO Building Products, Inc. 6.75% 4/30/2032 (d)	1,455	1,503
Reworld Holding Corp. 4.875% 12/1/2029 (d)	1,035	985
RTX Corp. 5.15% 2/27/2033	2,669	2,729
RTX Corp. 5.375% 2/27/2053	3,950	3,784
Sabre GLBL, Inc. 11.125% 7/15/2030 (d)	2,225	2,330
Siemens Funding BV 5.80% 5/28/2055 (d)	6,288	6,496
Siemens Funding BV 5.90% 5/28/2065 (d)	5,581	5,782
Texas Combined Tirz I, LLC 0% 12/7/2062 (b)(d)	400	400
TransDigm, Inc. 6.625% 3/1/2032 (d)	1,485	1,539
Triumph Group, Inc. 9.00% 3/15/2028 (d)	1,310	1,370
Union Pacific Corp. 2.40% 2/5/2030	2,163	1,996
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,915
Union Pacific Corp. 2.95% 3/10/2052	1,000	639
Union Pacific Corp. 5.60% 12/1/2054	2,487	2,476
Union Pacific Corp. 3.839% 3/20/2060	546	393
Union Pacific Corp. 3.799% 4/6/2071	545	374
		140,668

Real estate 0.39%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	282	280
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,081
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,606
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,094
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	2,936
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	308
American Tower Corp. 1.45% 9/15/2026	2,369	2,289
American Tower Corp. 3.55% 7/15/2027	1,277	1,259

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
American Tower Corp. 3.60% 1/15/2028	USD896	$880
American Tower Corp. 1.50% 1/31/2028	2,240	2,087
American Tower Corp. 2.30% 9/15/2031	1,344	1,167
American Tower Corp. 2.95% 1/15/2051	1,792	1,136
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (d)	3,040	2,670
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (d)	1,975	1,847
Boston Properties, LP 6.50% 1/15/2034	2,223	2,381
Boston Properties, LP 5.75% 1/15/2035	3,143	3,165
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (h)(l)	945	945
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,054
Fideicomiso Fibra Uno 7.70% 1/23/2032 (d)	1,185	1,236
Host Hotels & Resorts, LP 4.50% 2/1/2026	318	317
Howard Hughes Corp. (The) 5.375% 8/1/2028 (d)	1,705	1,693
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	2,855	2,721
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	3,900	3,602
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,833
Iron Mountain, Inc. 5.25% 7/15/2030 (d)	3,785	3,736
Iron Mountain, Inc. 4.50% 2/15/2031 (d)	2,650	2,527
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,884	1,897
MPT Operating Partnership, LP 5.00% 10/15/2027	12,137	11,221
MPT Operating Partnership, LP 4.625% 8/1/2029	630	497
MPT Operating Partnership, LP 8.50% 2/15/2032 (d)	3,968	4,156
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (d)	2,280	2,210
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (d)	1,000	1,029
Prologis, LP 4.875% 6/15/2028	1,357	1,385
Prologis, LP 4.75% 6/15/2033	2,359	2,354
Prologis, LP 5.00% 3/15/2034	1,850	1,856
Prologis, LP 5.00% 1/31/2035	1,033	1,033
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,096
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,692
Public Storage Operating Co. 2.30% 5/1/2031	644	573
Scentre Group Trust 1 3.25% 10/28/2025 (d)	896	892
Scentre Group Trust 1 3.75% 3/23/2027 (d)	2,178	2,153
Service Properties Trust 5.25% 2/15/2026	510	508
Service Properties Trust 4.75% 10/1/2026	1,635	1,613
Service Properties Trust 4.95% 2/15/2027	1,540	1,521
Service Properties Trust 5.50% 12/15/2027	655	649
Service Properties Trust 3.95% 1/15/2028	1,815	1,678
Service Properties Trust 8.375% 6/15/2029	4,228	4,401
Service Properties Trust 4.95% 10/1/2029	2,715	2,372
Service Properties Trust 4.375% 2/15/2030	705	593
Service Properties Trust 8.625% 11/15/2031 (d)	6,775	7,278
Service Properties Trust 8.875% 6/15/2032	3,803	3,914
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,548
Sun Communities Operating, LP 2.70% 7/15/2031	785	696
UDR, Inc. 2.95% 9/1/2026	681	670
		108,335

Consumer staples 0.38%
7-Eleven, Inc. 0.95% 2/10/2026 (d)	739	723
Albertsons Cos., Inc. 4.875% 2/15/2030 (d)	1,000	984
B&G Foods, Inc. 5.25% 9/15/2027	1,000	912
B&G Foods, Inc. 8.00% 9/15/2028 (d)	1,750	1,687
BAT Capital Corp. 6.343% 8/2/2030	1,191	1,284
BAT Capital Corp. 6.421% 8/2/2033	1,290	1,402
BAT Capital Corp. 5.625% 8/15/2035	6,074	6,183
BAT Capital Corp. 4.54% 8/15/2047	627	507
Campbell’s Co. (The) 4.75% 3/23/2035	952	915

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Coca-Cola Co. 1.00% 3/15/2028	USD842	$782
Coca-Cola Co. 4.65% 8/14/2034	1,618	1,627
Constellation Brands, Inc. 3.60% 2/15/2028	625	614
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,289
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (d)	400	423
Imperial Brands Finance PLC 5.625% 7/1/2035 (d)	3,643	3,657
Imperial Brands Finance PLC 6.375% 7/1/2055 (d)	2,101	2,132
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,507
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,669
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	243
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	862
Kroger Co. 5.00% 9/15/2034	4,462	4,433
Kroger Co. 5.50% 9/15/2054	1,983	1,884
Mars, Inc. 4.80% 3/1/2030 (d)	3,408	3,454
Mars, Inc. 5.00% 3/1/2032 (d)	1,855	1,881
Mars, Inc. 5.20% 3/1/2035 (d)	385	390
Mars, Inc. 5.70% 5/1/2055 (d)	6,678	6,666
Mondelez International, Inc. 4.75% 8/28/2034	837	828
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,188
Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,135
Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,103
Philip Morris International, Inc. 4.625% 11/1/2029	6,764	6,830
Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,557
Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,288
Philip Morris International, Inc. 4.375% 4/30/2030	2,554	2,548
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,344
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,243
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,728
Philip Morris International, Inc. 4.875% 4/30/2035	1,907	1,882
Post Holdings, Inc. 4.625% 4/15/2030 (d)	2,886	2,777
Post Holdings, Inc. 6.25% 2/15/2032 (d)	3,279	3,374
Prestige Brands, Inc. 3.75% 4/1/2031 (d)	1,115	1,028
Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,960
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,595	1,562
		104,485

Utilities 0.36%
AEP Transmission Co., LLC 5.375% 6/15/2035	50	51
Calpine Corp. 3.75% 3/1/2031 (d)	1,975	1,875
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (k)	1,375	1,382
Commonwealth Edison Co. 4.35% 11/15/2045	972	823
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,762
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,838
Consumers Energy Co. 5.05% 5/15/2035	525	529
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	577
Duke Energy Progress, LLC 3.70% 10/15/2046	457	345
Duke Energy Progress, LLC 2.50% 8/15/2050	202	117
Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
Edison International 4.125% 3/15/2028	1,225	1,183
Edison International 5.25% 11/15/2028	1,537	1,522
Edison International 5.45% 6/15/2029	917	907
Edison International 6.95% 11/15/2029	2,461	2,559
Edison International 6.25% 3/15/2030	3,740	3,800
Edison International 5.25% 3/15/2032	7,445	7,067
Electricite de France SA 6.25% 5/23/2033 (d)	1,075	1,152
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(k)	1,475	1,667

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Emera US Finance, LP 3.55% 6/15/2026	USD287	$284
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (k)	1,000	1,018
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (d)	605	577
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (d)	1,000	1,032
Long Ridge Energy, LLC, 8.75% 2/15/2032 (d)	2,605	2,708
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (h)(l)	1,920	1,901
MidAmerican Energy Co. 5.85% 9/15/2054	875	902
Northern States Power Co. 2.60% 6/1/2051	735	444
Northern States Power Co. 5.65% 5/15/2055	175	175
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	118
Pacific Gas and Electric Co. 5.00% 6/4/2028	450	451
Pacific Gas and Electric Co. 4.65% 8/1/2028	800	796
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	201
Pacific Gas and Electric Co. 6.95% 3/15/2034	5,560	5,988
Pacific Gas and Electric Co. 5.70% 3/1/2035	13,859	13,742
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,962	5,020
Pacific Gas and Electric Co. 3.30% 8/1/2040	90	64
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,950	2,381
PacifiCorp 5.30% 2/15/2031	1,404	1,447
PacifiCorp 5.45% 2/15/2034	796	808
PacifiCorp 5.35% 12/1/2053	3,298	2,968
PacifiCorp 5.80% 1/15/2055	575	551
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	407
Saavi Energia SARL 8.875% 2/10/2035 (d)	1,495	1,562
Southern California Edison Co. 2.85% 8/1/2029	4,450	4,120
Southern California Edison Co. 5.45% 6/1/2031	2,500	2,546
Southern California Edison Co. 5.20% 6/1/2034	2,522	2,448
Southern California Edison Co. 5.75% 4/1/2035	675	689
Southern California Edison Co. 5.35% 7/15/2035	3,000	2,925
Southern California Edison Co. 3.65% 2/1/2050	234	155
Southern California Edison Co. 6.20% 9/15/2055	4,770	4,572
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)	400	429
Trinidad Generation Unlimited 7.75% 6/16/2033 (d)	2,295	2,379
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,002
Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,047
Xcel Energy, Inc. 5.50% 3/15/2034	285	290
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (d)	1,150	1,229
		99,589

Materials 0.31%
Avient Corp. 7.125% 8/1/2030 (d)	855	882
Avient Corp. 6.25% 11/1/2031 (d)	170	172
Celanese US Holdings, LLC 6.415% 7/15/2027	1,996	2,068
Celanese US Holdings, LLC 7.05% 11/15/2030	2,501	2,634
Celanese US Holdings, LLC 7.20% 11/15/2033	1,618	1,719
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,424
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (d)	3,625	3,332
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (d)	1,650	1,626
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (d)	2,275	2,203
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)	775	664
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (d)	2,000	1,931
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (d)	2,695	2,544
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)	1,480	1,453
Dow Chemical Co. (The) 5.35% 3/15/2035	2,674	2,661
Dow Chemical Co. (The) 4.80% 5/15/2049	435	358
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	716
Dow Chemical Co. (The) 5.95% 3/15/2055	4,720	4,503

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	USD5,370	$5,706
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (d)	950	976
FXI Holdings, Inc. 12.25% 11/15/2026 (d)	4,517	3,980
FXI Holdings, Inc. 12.25% 11/15/2026 (d)	2,181	1,931
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (d)	1,406	1,325
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)	1,700	1,716
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)	1,335	1,358
Linde, Inc. 1.10% 8/10/2030	2,633	2,266
LYB International Finance III, LLC 6.15% 5/15/2035	757	786
Methanex Corp. 5.125% 10/15/2027	6,305	6,288
Methanex US Operations, Inc. 6.25% 3/15/2032 (d)	330	329
Minera Mexico SA de CV, 5.625% 2/12/2032 (d)	6,734	6,856
Mineral Resources, Ltd. 9.25% 10/1/2028 (d)	945	968
Mineral Resources, Ltd. 8.50% 5/1/2030 (d)	1,525	1,519
Mosaic Co. 4.05% 11/15/2027	941	934
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	1,785	1,718
NOVA Chemicals Corp. 9.00% 2/15/2030 (d)	775	838
NOVA Chemicals Corp. 7.00% 12/1/2031 (d)	1,130	1,185
Quikrete Holdings, Inc. 6.375% 3/1/2032 (d)	555	571
Quikrete Holdings, Inc. 6.75% 3/1/2033 (d)	1,050	1,084
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,363
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	3,244	3,251
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(h)(l)(n)	766	421
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(h)(l)(n)	770	423
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(h)(l)(n)	1,267	697
Veritiv Operating Co. 10.50% 11/30/2030 (d)	640	694
Warrior Met Coal, Inc. 7.875% 12/1/2028 (d)	2,212	2,259
Westlake Corp. 4.375% 11/15/2047	448	350
		86,682
Total corporate bonds, notes & loans		2,018,984
U.S. Treasury bonds & notes 6.89%
U.S. Treasury 6.71%
U.S. Treasury 4.75% 7/31/2025	50,547	50,563
U.S. Treasury 5.00% 10/31/2025	2,167	2,172
U.S. Treasury 4.875% 11/30/2025	12,250	12,278
U.S. Treasury 0.50% 2/28/2026	42,515	41,501
U.S. Treasury 4.625% 2/28/2026	1,878	1,883
U.S. Treasury 3.625% 5/15/2026	1,071	1,067
U.S. Treasury 4.625% 6/30/2026	17,210	17,312
U.S. Treasury 4.125% 2/15/2027	1,258	1,264
U.S. Treasury 2.625% 5/31/2027	96,250	94,271
U.S. Treasury 3.875% 5/31/2027	87,803	88,007
U.S. Treasury 0.50% 6/30/2027	28,098	26,368
U.S. Treasury 3.75% 6/30/2027	130,554	130,641
U.S. Treasury 4.125% 9/30/2027	90,000	90,817
U.S. Treasury 4.00% 2/29/2028	46,200	46,549
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.50% 4/30/2028	5,600	5,569
U.S. Treasury 3.875% 6/15/2028	17,264	17,355
U.S. Treasury 4.00% 1/31/2029	8,844	8,924
U.S. Treasury 2.875% 4/30/2029	50,000	48,478
U.S. Treasury 4.25% 6/30/2029	28,885	29,425
U.S. Treasury 4.00% 3/31/2030	83,865	84,645
U.S. Treasury 0.625% 5/15/2030	9,358	8,051
U.S. Treasury 4.00% 5/31/2030	25,757	26,005

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 6/30/2030	USD230,050	$230,940
U.S. Treasury 4.00% 7/31/2030	8,160	8,231
U.S. Treasury 4.875% 10/31/2030	45,491	47,751
U.S. Treasury 4.25% 6/30/2031	17,165	17,479
U.S. Treasury 2.875% 5/15/2032	50,000	46,649
U.S. Treasury 4.00% 6/30/2032	59,074	59,106
U.S. Treasury 4.125% 11/15/2032	648	652
U.S. Treasury 3.50% 2/15/2033	27,034	26,060
U.S. Treasury 3.875% 8/15/2033	114,911	113,196
U.S. Treasury 4.375% 5/15/2034	14,285	14,514
U.S. Treasury 4.25% 11/15/2034	2,075	2,082
U.S. Treasury 4.25% 5/15/2035	18,803	18,828
U.S. Treasury 1.375% 11/15/2040	51,338	32,696
U.S. Treasury 1.75% 8/15/2041	24,960	16,570
U.S. Treasury 2.00% 11/15/2041	1,058	728
U.S. Treasury 4.625% 5/15/2044	14,928	14,638
U.S. Treasury 5.00% 5/15/2045	99,575	102,275
U.S. Treasury 2.50% 2/15/2046	3,365	2,332
U.S. Treasury 3.00% 5/15/2047	8,383	6,277
U.S. Treasury 3.00% 2/15/2048	301	224
U.S. Treasury 2.25% 2/15/2052	72,025	43,985
U.S. Treasury 4.00% 11/15/2052	5,700	4,987
U.S. Treasury 3.625% 2/15/2053 (i)	121,025	98,766
U.S. Treasury 3.625% 5/15/2053	18,989	15,484
U.S. Treasury 4.25% 2/15/2054	17,191	15,688
U.S. Treasury 4.25% 8/15/2054	37,315	34,073
U.S. Treasury 4.625% 2/15/2055	49,676	48,353
		1,855,718

U.S. Treasury inflation-protected securities 0.18%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (p)	4,485	4,483
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (p)	3,767	3,755
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (p)	21,632	21,989
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (p)	22,946	21,009
		51,236
Total U.S. Treasury bonds & notes		1,906,954
Asset-backed obligations 2.05%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (d)(g)	5	5
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(g)	10,457	10,463
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (d)(g)	2,962	2,976
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(g)	184	184
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (d)(g)	920	921
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (d)(g)	809	811
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (d)(g)	371	371
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (d)(g)	1,328	1,335
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (d)(g)	232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (d)(g)	3,332	3,372
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (d)(g)	1,005	1,008
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(g)	3,914	3,961
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (d)(g)	255	255
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(g)	8,500	8,479
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (d)(g)	4,100	4,083
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (d)(g)	2,715	2,706
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (d)(g)	20,244	20,015
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (d)(g)	138	137
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (d)(g)	10,410	10,114

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(g)	USD29,013	$29,616
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(g)	4,960	5,160
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (d)(g)(h)	7,810	7,830
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(g)	116	114
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(g)	2,470	2,495
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027 (g)	332	332
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (g)	688	688
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (g)	531	531
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (g)	2,186	2,192
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (g)	955	956
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (g)	1,679	1,681
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (d)(g)	892	842
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (g)	1,710	1,715
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (g)	8,604	8,698
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (g)	652	654
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(g)	4,138	3,816
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (d)(g)	162	157
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(g)	4,714	4,787
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(g)	5,140	5,086
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(g)	1,707	1,580
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(g)	6,034	5,808
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (d)(g)	1,230	1,232
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (d)(g)	2,349	2,354
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (d)(g)	2,213	2,219
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(g)	5,309	5,359
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (d)(g)	4,257	4,308
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(g)	968	901
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(g)	3,648	3,394
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(g)	759	707
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(g)	1,050	964
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (g)	1,569	1,574
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (d)(g)	904	907
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (d)(g)	1,958	1,976
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (g)	773	774
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (g)	3,457	3,494
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(g)	215	198
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (d)(g)	679	682
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(g)	3,048	3,061
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (d)(g)	616	615
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (d)(g)	1,484	1,490
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(g)	2,609	2,651
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(g)	926	933
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (g)	1,744	1,744
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (g)	930	932
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (g)	4,558	4,641
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (g)	3,970	4,052
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (d)(g)	4,756	4,696
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(g)	5,998	6,184
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (d)(g)(h)	13,442	13,716
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(g)	3,235	3,243
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(g)	417	393
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (d)(g)	188	177
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (d)(g)	1,527	1,483
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(g)	6,501	6,200
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(g)	8,223	7,854
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(g)	2,758	2,554
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(g)	4,088	3,813
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (d)(g)	323	300
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (d)(g)	500	500
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(g)	902	902

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(g)	USD807	$809
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (g)	1,004	1,006
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(g)	8,654	9,064
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(g)	6,768	6,817
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (g)	2,126	2,137
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (d)(g)	3,759	3,754
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (d)(g)	4,391	4,220
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (d)(g)	4,445	4,386
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (d)(g)	4,585	4,789
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(g)	10,307	9,917
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(g)	685	655
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(g)	429	412
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(g)	4,771	4,850
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(g)	1,616	1,624
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (d)(g)	1,250	1,257
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (g)	569	570
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(g)	2,519	2,525
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (g)	3,187	3,217
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (g)	2,894	2,922
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (d)(g)	1,581	1,581
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (d)(g)	1,422	1,429
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(g)	954	957
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(g)	504	508
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(g)(h)	3,648	3,632
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(g)	2,778	2,796
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(g)	2,788	2,511
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (d)(g)	3,576	3,233
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (d)(g)	4,877	4,565
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(g)	4,921	4,604
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(g)	3,087	2,905
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(g)	5,216	4,881
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(g)	23,051	21,721
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (d)(g)(h)	780	780
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.318% 10/15/2029 (d)(g)(h)	627	626
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.918% 10/15/2029 (d)(g)(h)	5,378	5,383
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.256% 1/15/2033 (d)(g)(h)	4,264	4,257
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(g)	1,069	1,073
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (d)(g)	5,298	5,334
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (g)	2,442	2,306
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(g)	814	826
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.012% 9/15/2039 (d)(g)(h)	598	599
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.458% 10/15/2030 (d)(g)(h)	701	701
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027 (g)	733	733
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (g)	615	616
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (g)	5,474	5,504
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (g)	5,062	5,130
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (g)	5,394	5,411
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (d)(g)	3,077	3,085
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (d)(g)	249	250
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(g)	1,265	1,276
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (d)(g)	1,598	1,599
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (d)(g)	2,864	2,883
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(g)	504	505
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(g)	2,966	2,980

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.156% 1/15/2053 (d)(g)(h)	USD3,851	$3,823
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (d)(g)	2,741	2,557
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(g)	2,485	2,404
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (d)(g)	1,918	1,881
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(g)	922	884
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (d)(g)	751	719
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (d)(g)	5,253	5,234
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (d)(g)	6,201	6,195
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(g)	1,421	1,374
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (g)	2,840	2,873
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (g)	4,155	4,223
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(g)	1,194	1,126
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(g)	552	516
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(g)	708	651
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(g)	2,047	1,911
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (d)(g)	2,096	2,096
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034 (d)(g)(h)	3,229	3,225
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (d)(g)	5,582	5,628
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (d)(g)(h)	6,503	6,362
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (g)	4,585	4,610
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (g)	1,822	1,848
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(g)	7,627	7,095
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (d)(g)	1,368	1,250
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (d)(g)	416	416
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(g)	649	651
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(g)	1,151	1,170
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (g)	3,846	3,854
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (g)(k)	6,704	6,705
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (g)	9,409	9,615
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (d)(g)	8,048	8,177
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032 (d)(g)	934	959
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(g)	1,928	1,930
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(g)	6,044	6,044
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(g)	376	377
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(g)	2,142	2,150
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (d)(g)	2,504	2,518
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (d)(g)	6,520	6,537
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (d)(g)	1,973	2,001
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(g)	572	573
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (g)	7,030	7,067
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (g)	2,254	2,259
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (g)	4,623	4,649
		567,592
Bonds & notes of governments & government agencies outside the U.S. 0.13%
CPPIB Capital, Inc. 2.75% 11/2/2027 (d)	5,914	5,770
OMERS Finance Trust 3.50% 4/19/2032 (d)	3,867	3,668
OMERS Finance Trust 4.00% 4/19/2052 (d)	3,867	3,002
Panama (Republic of) 7.50% 3/1/2031	1,765	1,882
Panama (Republic of) 2.252% 9/29/2032	4,306	3,297
Peru (Republic of) 1.862% 12/1/2032	2,525	2,018
Peru (Republic of) 5.875% 8/8/2054	2,310	2,234
Peru (Republic of) 2.78% 12/1/2060	3,383	1,826
Qatar (State of) 4.00% 3/14/2029 (d)	745	740
Qatar (State of) 4.817% 3/14/2049 (d)	750	674
United Mexican States 4.75% 4/27/2032	2,305	2,195
United Mexican States 3.50% 2/12/2034	1,790	1,507
United Mexican States 6.875% 5/13/2037	2,720	2,844

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.625% 1/29/2038	USD200	$203
United Mexican States 7.375% 5/13/2055	4,235	4,382
United Mexican States 3.771% 5/24/2061	1,528	906
		37,148
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,556
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,306
		8,862

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,140	3,158

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,960	4,424

Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	451	285

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,765	5,638
Total municipals		22,367
Total bonds, notes & other debt instruments (cost: $7,551,950,000)		7,461,895
Investment funds 2.79%	Shares
Capital Group Central Corporate Bond Fund (q)	91,567,012	772,826
Total Investment funds (cost: $797,018,000)		772,826
Short-term securities 4.79%
Money market investments 4.78%
Capital Group Central Cash Fund 4.35% (q)(r)	13,235,020	1,323,502

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (r)(s)	2,117,436	2,118
Total short-term securities (cost: $1,325,460,000)		1,325,620
Total investment securities 101.82% (cost: $20,537,102,000)		28,178,616
Other assets less liabilities (1.82)%		(503,035)
Net assets 100.00%		$27,675,581

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	6,165	10/3/2025	USD1,282,465	$5,037
5 Year U.S. Treasury Note Futures	Long	7,067	10/3/2025	770,303	8,745
10 Year U.S. Treasury Note Futures	Long	3,299	9/30/2025	369,900	7,122
10 Year Ultra U.S. Treasury Note Futures	Short	995	9/30/2025	(113,694)	(2,796)
20 Year U.S. Treasury Bond Futures	Long	841	9/30/2025	97,109	3,355
30 Year Ultra U.S. Treasury Bond Futures	Short	624	9/30/2025	(74,334)	(2,725)
					$18,738
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD9,557	$(211)	$(189)	$(22)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	68,375	(5,132)	(4,294)	(838)
					$(5,343)	$(4,483)	$(860)
Investments in affiliates (q)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 2.79%
Capital Group Central Corporate Bond Fund	$1,368,034	$28,182	$634,717	$(136,730)	$148,057	$772,826	$28,182
Short-term securities 4.78%
Money market investments 4.78%
Capital Group Central Cash Fund 4.35% (r)	855,747	3,621,866	3,154,023	(32)	(56)	1,323,502	29,602
Total 7.57%				$(136,762)	$148,001	$2,096,328	$57,784

127	American Funds Insurance Series

Asset Allocation Fund (continued)
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (a)(b)	8/22/2014	$6,949	$13,864	0.05%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023	2,573	2,633	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023-6/13/2025	55	55	0.00 (t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (k)(n)	6/23/2023-3/24/2025	992	1,026	0.00 (t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (k)(n)	10/22/2024-3/24/2025	326	340	0.00 (t)
Total		$10,895	$17,918	0.06%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,496,397,000, which represented 5.41% of the net assets of the fund.

(e)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,918,000, which represented 0.06% of the net assets of the fund.

(f)
All or a portion of this security was on loan. The total value of all such securities was $2,306,000, which represented 0.01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(g)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $25,924,000, which represented 0.09% of the net assets of the fund.
(j)	Represents securities transacted on a TBA basis.
(k)	Step bond; coupon rate may change at a later date.
(l)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,505,000, which represented 0.15% of the net assets of the fund.

(m)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(n)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(o)	Scheduled interest and/or principal payment was not received.
(p)	Index-linked bond whose principal amount moves with a government price index.
(q)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(r)	Rate represents the seven-day yield at 6/30/2025.
(s)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(t)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CMS = Constant Maturity Swap
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance

Fncg. = Financing
GBP = British pounds
GO = General Obligation
LIBOR = London Interbank Offered Rate
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	128

American Funds Global Balanced Fund
Investment portfolio June 30, 2025unaudited

Common stocks 61.95%	Shares	Value (000)
Information technology 10.64%
Broadcom, Inc.	40,394	$11,135
Microsoft Corp.	21,644	10,766
NVIDIA Corp.	47,330	7,478
Taiwan Semiconductor Manufacturing Co., Ltd.	201,000	7,294
Accenture PLC, Class A	7,800	2,331
Apple, Inc.	9,047	1,856
Microchip Technology, Inc.	22,545	1,586
ASML Holding NV	1,857	1,482
Arista Networks, Inc. (a)	5,876	601
		44,529

Financials 10.09%
B3 SA - Brasil, Bolsa, Balcao	1,852,727	4,972
Banco Bilbao Vizcaya Argentaria SA	263,394	4,051
ING Groep NV	155,027	3,401
Chubb, Ltd.	10,959	3,175
Marsh & McLennan Cos., Inc.	14,131	3,090
Standard Chartered PLC	156,968	2,601
Munchener Ruckversicherungs-Gesellschaft AG	3,868	2,509
HDFC Bank, Ltd. (ADR)	25,481	1,954
HDFC Bank, Ltd.	23,358	545
BlackRock, Inc.	1,894	1,987
JPMorgan Chase & Co.	6,668	1,933
Zurich Insurance Group AG	2,524	1,764
Morgan Stanley	10,945	1,542
BNP Paribas SA	11,060	994
Swiss Re AG	5,574	964
Mizuho Financial Group, Inc.	34,600	959
Capital One Financial Corp.	4,389	934
NatWest Group PLC	131,775	925
AIA Group, Ltd.	74,200	665
Progressive Corp.	2,416	645
Great-West Lifeco, Inc.	16,064	611
Goldman Sachs Group, Inc.	782	553
UniCredit SpA	7,995	536
3i Group PLC	9,121	516
Hannover Rück SE	1,272	400
		42,226

Industrials 8.60%
RTX Corp.	55,837	8,153
Volvo AB, Class B	92,975	2,608
General Dynamics Corp.	8,071	2,354
Airbus SE, non-registered shares	11,225	2,344
BAE Systems PLC	86,701	2,245
Uber Technologies, Inc. (a)	20,402	1,903
Daikin Industries, Ltd.	14,400	1,702
Deutsche Post AG	36,092	1,667
IHI Corp.	14,483	1,573
Carrier Global Corp.	20,453	1,497
Safran SA	4,408	1,433
nVent Electric PLC	18,043	1,322
CSX Corp.	32,703	1,067
Melrose Industries PLC	108,484	790
Rolls-Royce Holdings PLC	59,127	785
TransDigm Group, Inc.	480	730
PACCAR, Inc.	5,817	553
United Rentals, Inc.	708	533
General Electric Co.	1,980	510

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Caterpillar, Inc.	1,262	$490
Waste Management, Inc.	2,046	468
L3Harris Technologies, Inc.	1,800	452
AtkinsRealis Group, Inc.	6,127	430
Boeing Co. (The) (a)	1,845	387
		35,996

Health care 8.15%
Eli Lilly and Co.	6,479	5,051
Sanofi	48,529	4,699
Abbott Laboratories	29,693	4,038
Vertex Pharmaceuticals, Inc. (a)	8,449	3,761
Gilead Sciences, Inc.	33,630	3,729
Novo Nordisk AS, Class B	50,903	3,533
Medtronic PLC	19,325	1,685
Stryker Corp.	3,483	1,378
Alnylam Pharmaceuticals, Inc. (a)	4,063	1,325
Molina Healthcare, Inc. (a)	3,573	1,064
AbbVie, Inc.	5,172	960
UnitedHealth Group, Inc.	2,675	834
Novartis AG	3,976	482
Takeda Pharmaceutical Co., Ltd.	14,500	446
GE HealthCare Technologies, Inc.	5,321	394
AstraZeneca PLC	2,821	392
BioMarin Pharmaceutical, Inc. (a)	5,924	326
		34,097

Communication services 5.15%
Meta Platforms, Inc., Class A	12,920	9,536
Alphabet, Inc., Class A	16,320	2,876
Alphabet, Inc., Class C	6,975	1,237
AT&T, Inc.	117,836	3,410
Netflix, Inc. (a)	917	1,228
Deutsche Telekom AG	25,673	937
Comcast Corp., Class A	23,470	838
Omnicom Group, Inc.	8,961	645
Universal Music Group NV	13,386	433
SoftBank Group Corp.	5,500	402
		21,542

Consumer discretionary 4.68%
Amazon.com, Inc. (a)	24,589	5,395
Ferrari NV	3,418	1,677
Ferrari NV (EUR denominated)	739	362
Las Vegas Sands Corp.	43,437	1,890
adidas AG	7,746	1,806
Starbucks Corp.	18,930	1,734
LVMH Moet Hennessy-Louis Vuitton SE	3,082	1,614
Compagnie Financiere Richemont SA, Class A	6,583	1,240
Midea Group Co., Ltd., Class A	119,450	1,204
Royal Caribbean Cruises, Ltd.	3,643	1,141
Sony Group Corp.	27,900	723
Viking Holdings, Ltd. (a)	8,985	479
Hasbro, Inc.	4,685	346
		19,611

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)

Consumer staples 4.34%
Philip Morris International, Inc.	27,539	$5,016
Imperial Brands PLC	109,428	4,321
British American Tobacco PLC	74,366	3,535
ITC, Ltd.	568,184	2,759
Nestle SA	9,977	991
Sysco Corp.	10,532	798
Suntory Beverage & Food, Ltd.	24,000	768
		18,188

Materials 4.18%
Freeport-McMoRan, Inc.	93,947	4,073
Vale SA, ordinary nominative shares	272,884	2,644
Vale SA (ADR), ordinary nominative shares	56,123	545
Nitto Denko Corp.	145,300	2,817
Lundin Gold, Inc.	37,546	1,982
Air Products and Chemicals, Inc.	4,709	1,328
Smurfit Westrock PLC	26,077	1,125
International Paper Co.	23,245	1,089
Rio Tinto PLC	9,962	581
Franco-Nevada Corp. (CAD denominated)	3,358	551
Air Liquide SA	2,444	504
Celanese Corp.	4,784	265
		17,504

Utilities 3.13%
E.ON SE	135,349	2,491
DTE Energy Co.	15,885	2,104
Duke Energy Corp.	14,304	1,688
Constellation Energy Corp.	5,203	1,679
SembCorp Industries, Ltd.	284,900	1,535
Dominion Energy, Inc.	23,269	1,315
Pinnacle West Capital Corp.	12,840	1,149
PG&E Corp.	80,544	1,123
		13,084

Energy 2.30%
Canadian Natural Resources, Ltd. (CAD denominated)	159,193	5,003
Shell PLC (GBP denominated)	46,723	1,638
TC Energy Corp. (CAD denominated) (b)	30,769	1,502
Chevron Corp.	7,037	1,008
Cameco Corp. (CAD denominated)	6,626	492
		9,643

Real estate 0.69%
CTP NV	96,586	2,030
Embassy Office Parks REIT	187,528	851
		2,881
Total common stocks (cost: $181,462,000)		259,301
Convertible stocks 0.62%
Financials 0.33%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	18,365	1,375

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	$1,221
Total convertible stocks (cost: $2,727,000)		2,596
Bonds, notes & other debt instruments 31.20%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.98%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	82
Asian Development Bank 6.72% 2/8/2028	INR18,000	212
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	67
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	443
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	700	450
Austria (Republic of) 0% 2/20/2031	EUR500	512
Austria (Republic of) 2.90% 2/20/2034	120	142
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	321
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	377
Brazil (Federative Republic of) 10.00% 1/1/2031	12,103	1,956
Brazil (Federative Republic of) 10.00% 1/1/2035	5,535	841
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	226	38
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	1,633	267
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	226	36
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	154
Canada (Government) 0.25% 3/1/2026	CAD246	178
Canada (Government) 3.50% 3/1/2028	1,119	839
Canada (Government) 1.50% 12/1/2031	1,040	697
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	57
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	CNY3,980	553
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	4,100	590
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	556
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	290
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	2,870	437
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	353
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	62
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	213
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	152
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,240
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Colombia (Republic of) 3.125% 4/15/2031	USD200	165
Estonia (Republic of) 3.25% 1/17/2034	EUR160	190
European Bank for Reconstruction and Development 5.25% 1/12/2027	INR10,100	116
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	50
European Bank for Reconstruction and Development 6.75% 1/13/2032	55,400	653
European Investment Bank 0.375% 9/15/2027	EUR110	125
European Investment Bank 6.95% 3/1/2029	INR5,700	67
European Investment Bank 0.25% 1/20/2032	EUR860	870
European Investment Bank 7.40% 10/23/2033	INR19,300	237
European Investment Bank 2.875% 1/15/2035	EUR45	53
European Union 3.375% 10/4/2039	40	47
Export-Import Bank of Thailand 5.354% 5/16/2029	USD200	206
French Republic O.A.T. 0.75% 2/25/2028	EUR410	466
French Republic O.A.T. 0% 11/25/2030	1,320	1,353
French Republic O.A.T. 2.00% 11/25/2032	610	675
French Republic O.A.T. 3.25% 5/25/2045	160	175
French Republic O.A.T. 3.75% 5/25/2056	295	329
Germany (Federal Republic of) 0% 8/15/2030	3,775	3,988
Germany (Federal Republic of) 0% 2/15/2032	540	546
Germany (Federal Republic of) 1.70% 8/15/2032	674	760
Germany (Federal Republic of) 2.30% 2/15/2033	300	351
Germany (Federal Republic of) 2.50% 2/15/2035	730	853
Germany (Federal Republic of) 1.00% 5/15/2038	180	171

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR300	$167
Germany (Federal Republic of) 0% 8/15/2052	80	42
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	80
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	101
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	579
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	IDR2,030,000	136
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	2,263,000	149
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	77
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	2,543,000	160
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	63
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	260
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	186
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	191
Ireland (Republic of) 2.60% 10/18/2034	EUR100	115
Ireland (Republic of) 3.00% 10/18/2043	150	168
Italy (Republic of) 1.35% 4/1/2030	250	279
Italy (Republic of) 4.40% 5/1/2033	10	13
Italy (Republic of) 4.35% 11/1/2033	740	945
Italy (Republic of) 4.20% 3/1/2034	900	1,137
Italy (Republic of) 3.65% 8/1/2035	795	954
Italy (Republic of) 4.50% 10/1/2053	210	257
Italy (Republic of) 4.30% 10/1/2054	200	236
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	584
Japan, Series 346, 0.10% 3/20/2027	134,150	922
Japan, Series 352, 0.10% 9/20/2028	30,650	208
Japan, Series 358, 0.10% 3/20/2030	37,400	249
Japan, Series 363, 0.10% 6/20/2031	10,500	69
Japan, Series 373, 0.60% 12/20/2033	55,750	366
Japan, Series 152, 1.20% 3/20/2035	434,000	2,952
Japan, Series 173, 0.40% 6/20/2040	50,350	277
Japan, Series 176, 0.50% 3/20/2041	109,950	602
Japan, Series 179, 0.50% 12/20/2041	50,500	271
Japan, Series 42, 1.70% 3/20/2044	59,400	375
Japan, Series 192, 2.40% 3/20/2045	487,500	3,410
Japan, Series 37, 0.60% 6/20/2050	26,950	118
Japan, Series 74, 1.00% 3/20/2052	84,000	393
Japan, Series 76, 1.40% 9/20/2052	41,100	212
Japan, Series 77, 1.60% 12/20/2052	99,700	539
Japan, Series 84, 2.10% 9/20/2054	82,450	492
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	127
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,466	843
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	601	148
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	180	46
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	653	165
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	1,307	327
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	93	25
Netherlands (Kingdom of the) 5.50% 1/15/2028	EUR100	128
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	263
New South Wales Treasury Corp. 4.25% 2/20/2036	670	416
Norway (Kingdom of) 1.75% 9/6/2029	NOK735	68
Norway (Kingdom of) 3.75% 6/12/2035	2,460	243
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	98
Panama (Republic of) 7.50% 3/1/2031	USD200	213
Panama (Republic of) 6.40% 2/14/2035	200	195
Philippines (Republic of) 0.875% 5/17/2027	EUR110	126
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	105
Portugal (Republic of) 0.475% 10/18/2030	EUR50	53
Portugal (Republic of) 3.375% 6/15/2040	195	227
Province of Ontario 3.25% 7/3/2035	100	118
Quebec (Province of) 3.35% 7/23/2039	190	219
Romania 2.125% 3/7/2028	130	148

133	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	$162
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	258
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,830,410	1,493
Spain (Kingdom of) 0% 1/31/2027	EUR335	383
Spain (Kingdom of) 0.80% 7/30/2027	490	563
Spain (Kingdom of) 0.50% 10/31/2031	165	170
Spain (Kingdom of) 3.15% 4/30/2033	317	380
Spain (Kingdom of) 3.55% 10/31/2033	370	454
Spain (Kingdom of) 3.25% 4/30/2034	120	143
Spain (Kingdom of) 3.45% 10/31/2034	240	290
Turkey (Republic of) 7.125% 7/17/2032	USD200	200
United Kingdom 1.25% 7/22/2027	GBP410	536
United Kingdom 0.375% 10/22/2030	210	241
United Kingdom 1.00% 1/31/2032	750	848
United Kingdom 4.25% 6/7/2032	785	1,087
United Kingdom 3.25% 1/31/2033	140	180
United Kingdom 3.25% 1/22/2044	644	686
United Kingdom 1.25% 7/31/2051	413	248
United Kingdom 4.375% 7/31/2054	205	244
United Kingdom 2.50% 7/22/2065	340	259
United Mexican States 6.875% 5/13/2037	USD200	209
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	561
United Mexican States, Series M, 8.00% 11/7/2047	5,120	227
United Mexican States, Series M, 8.00% 7/31/2053	26,580	1,166
United Mexican States, Series S, 4.00% 10/29/2054 (c)	533	25
		58,518
Corporate bonds, notes & loans 6.14%
Financials 1.59%
200 Park Funding Trust 5.74% 2/15/2055 (d)	USD100	99
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (e)	EUR330	360
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(e)	USD200	202
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (e)	EUR200	254
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (e)	100	125
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028) (e)	USD161	165
Barclays PLC 7.09% 11/6/2029 (1-year EUR (vs. 6-month GBP-LIBOR) + 2.553% on 11/6/2028) (e)(f)	GBP100	146
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (e)	USD200	212
BPCE SA 4.50% 1/13/2033	EUR100	124
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(e)	USD250	258
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(e)	200	208
CaixaBank, SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (e)	EUR200	242
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (e)	70	70
Corebridge Financial, Inc. 3.90% 4/5/2032	59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (e)	160	155
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (e)	EUR200	221
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (e)	GBP100	136
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	USD290	302
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (e)	200	200
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (e)	360	382
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (e)	290	324
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (e)	EUR100	131
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	USD160	161
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (e)	280	243
KfW 1.125% 7/4/2025	GBP95	130
Mastercard, Inc. 2.00% 11/18/2031	USD102	89

American Funds Insurance Series	134

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (e)	USD294	$305
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (e)	150	156
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	119	121
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (e)	EUR175	191
New York Life Insurance Co. 3.75% 5/15/2050 (d)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (e)	65	73
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (e)	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	285
Royal Bank of Canada 1.20% 4/27/2026	175	171
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)(g)	EUR250	303
		6,676

Utilities 0.87%
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (d)	USD200	206
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	35	34
CMS Energy Corp. 3.00% 5/15/2026	180	178
Duke Energy Corp. 3.75% 4/1/2031	EUR100	120
Edison International 5.45% 6/15/2029	USD55	54
Edison International 6.25% 3/15/2030	50	51
Electricite de France SA 4.25% 1/25/2032	EUR100	123
Electricite de France SA 4.00% 5/7/2037	100	117
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (e)	200	260
Enel Finance International NV 2.125% 7/12/2028 (d)	USD200	187
Enfragen Energia Sur SA 5.375% 12/30/2030	200	179
Engie SA 7.00% 10/30/2028	GBP50	74
Exelon Corp. 3.40% 4/15/2026	USD150	149
Interstate Power and Light Co. 2.30% 6/1/2030	50	45
Pacific Gas and Electric Co. 2.10% 8/1/2027	100	95
Pacific Gas and Electric Co. 3.30% 12/1/2027	252	244
Pacific Gas and Electric Co. 4.65% 8/1/2028	114	113
Pacific Gas and Electric Co. 4.55% 7/1/2030	31	30
Pacific Gas and Electric Co. 6.15% 1/15/2033	78	80
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	97
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	88
Public Service Company of Colorado 2.70% 1/15/2051	125	75
Southern California Edison Co. 6.20% 9/15/2055	60	57
SP Transmission PLC 2.00% 11/13/2031	GBP100	117
Xcel Energy, Inc. 3.35% 12/1/2026	USD316	312
XPLR Infrastructure Operating Partners, LP 7.25% 1/15/2029 (d)	550	564
		3,649

Energy 0.79%
Ecopetrol SA 8.625% 1/19/2029	125	132
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	200	203
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	225	228
Halliburton Co. 3.80% 11/15/2025	2	2
ONEOK, Inc. 5.80% 11/1/2030	7	7
ONEOK, Inc. 6.05% 9/1/2033	53	56
Petroleos Mexicanos 6.875% 10/16/2025	63	63
Petroleos Mexicanos 6.875% 8/4/2026	211	211
Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,232
Petroleos Mexicanos 6.84% 1/23/2030	460	445
Qatar Energy 3.125% 7/12/2041 (d)	320	237
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	200	200

135	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	USD200	$188
Targa Resources Corp. 5.50% 2/15/2035	2	2
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		3,313

Communication services 0.54%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	500
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	107
AT&T, Inc. 2.75% 6/1/2031	USD165	150
AT&T, Inc. 5.20% 11/18/2033	GBP100	137
AT&T, Inc. 2.55% 12/1/2033	USD64	54
Comcast Corp. 0% 9/14/2026	EUR100	115
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
Orange 9.00% 3/1/2031 (e)	65	79
Orange 3.625% 11/16/2031	EUR100	122
Orange 5.625% 1/23/2034	GBP90	128
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	189
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	117
T-Mobile USA, Inc. 3.70% 5/8/2032	100	120
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	116
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	151
Verizon Communications, Inc. 0.75% 3/22/2032	100	101
		2,242

Consumer staples 0.50%
Altria Group, Inc. 2.20% 6/15/2027	270	318
BAT Capital Corp. 3.215% 9/6/2026	USD62	61
BAT Capital Corp. 4.70% 4/2/2027	67	67
BAT Capital Corp. 3.557% 8/15/2027	105	104
BAT Capital Corp. 3.462% 9/6/2029	75	72
BAT Capital Corp. 5.625% 8/15/2035	243	248
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (e)	EUR640	751
Campbell’s Co. (The) 4.75% 3/23/2035	USD47	45
Coca-Cola Co. 4.65% 8/14/2034	61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	138
Mars, Inc. 5.20% 3/1/2035 (d)	USD105	106
Philip Morris International, Inc. 5.75% 11/17/2032	110	116
		2,087

Health care 0.47%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	30	29
Amgen, Inc. 4.20% 3/1/2033	280	269
Amgen, Inc. 5.65% 3/2/2053	422	412
Becton, Dickinson and Co. 3.70% 6/6/2027	43	42
Becton, Dickinson and Co. 4.298% 8/22/2032	150	146
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	83
CVS Health Corp. 5.40% 6/1/2029	242	249
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	107
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	$118
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	255
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	63
		1,983

Industrials 0.43%
Boeing Co. (The) 6.528% 5/1/2034	604	657
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	85
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	4
CSX Corp. 2.50% 5/15/2051	75	43
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	200	192
Honeywell International, Inc. 3.75% 3/1/2036	EUR100	117
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (d)	USD79	81
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	200	197
RTX Corp. 4.125% 11/16/2028	100	100
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	62
Veralto Corp. 4.15% 9/19/2031	EUR100	123
Veralto Corp. 5.45% 9/18/2033	USD60	62
		1,820

Consumer discretionary 0.37%
BMW International Investment BV 4.75% 9/4/2030	GBP100	139
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (d)	USD150	148
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (d)	150	150
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	236
General Motors Financial Co., Inc. 4.90% 10/6/2029	USD135	135
Hyundai Capital America 1.50% 6/15/2026 (d)	250	243
Hyundai Capital America 2.375% 10/15/2027 (d)	109	104
Hyundai Capital America 5.10% 6/24/2030 (d)	72	73
McDonald’s Corp. 1.60% 3/15/2031 (g)	EUR100	109
Sands China, Ltd. 4.375% 6/18/2030	USD200	191
		1,528

Materials 0.26%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	150	153
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	350
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	250	266
Vale Overseas, Ltd. 3.75% 7/8/2030	94	89
Verallia SAS 3.875% 11/4/2032	EUR200	235
		1,093

Information technology 0.18%
Amphenol Corp. 3.125% 6/16/2032	100	117
Broadcom, Inc. 4.00% 4/15/2029 (d)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	70	69
Broadcom, Inc. 3.469% 4/15/2034 (d)	123	110
Broadcom, Inc. 3.137% 11/15/2035 (d)	15	12
Oracle Corp. 2.65% 7/15/2026	216	212
SK hynix, Inc. 1.50% 1/19/2026	200	197
		738

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 0.14%
American Tower Corp. 0.875% 5/21/2029	EUR130	$142
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	110	128
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD100	102
Equinix, Inc. 2.15% 7/15/2030	176	157
Essex Portfolio, LP 3.375% 4/15/2026	40	40
		569
Total corporate bonds, notes & loans		25,698
Mortgage-backed obligations 5.66%
Federal agency mortgage-backed obligations 4.35%
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	159	126
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	33	32
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	262	264
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (h)	70	71
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)	1,301	1,280
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	339	340
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	441	450
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	29	31
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	21	21
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	15	15
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	2,813	2,862
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	92	93
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	74	76
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)	496	497
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	186	187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	139	139
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	106	108
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	72	73
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (h)	52	53
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (h)	7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	87	87
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	87	89
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	72	74
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (h)	66	68
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	35	36
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	29	30
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)	349	350
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	3	3
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	1,169	1,189
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	92	94
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (h)	524	514
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	11	11
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	283	271
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	13	13
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)	334	334
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	118	120
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	63	61
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)	40	40
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	38	39
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	67	64
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	43	43
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	101	99
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	14	14
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	52	51
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (h)	28	28
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (h)	3	3
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	333	264
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	99	95

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	USD55	$53
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)	128	126
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	10	10
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	763	764
Freddie Mac Pool #QI0213 6.50% 2/1/2054 (h)	8	8
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	420	420
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (h)	10	10
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (h)	27	26
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	43	43
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	83	85
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	36	36
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	109	112
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	73	75
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	56	57
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)	51	52
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)	44	44
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)	23	23
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)	47	48
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)	12	12
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)	126	126
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	6	6
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	162	165
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	85	87
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	83	85
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	76	78
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	45	46
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	35	35
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)	74	71
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	69	69
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	511	501
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	64	64
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	1	1
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	22	22
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	1,045	1,045
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	44	43
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	43	43
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)	92	91
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)	12	12
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	1,412	1,384
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)	65	65
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (h)(i)	403	386
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (h)(i)	891	874
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (h)(i)	88	91
		18,203

Collateralized mortgage-backed obligations (privately originated) 0.56%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(h)(j)	82	81
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (d)(h)(j)	143	146
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (d)(h)(j)	72	72
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (d)(h)(j)	49	49
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (d)(h)(j)	55	56
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (d)(h)(j)	63	63

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (d)(h)(j)	USD121	$122
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (d)(h)(j)	21	21
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (d)(h)(j)	54	54
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(h)(j)	32	32
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(e)(h)	228	230
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(e)(h)	110	111
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(h)(j)	87	81
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (d)(e)(h)	85	85
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(e)(h)	166	168
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(e)(h)	208	210
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(e)(h)	215	216
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(h)(j)	100	100
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(e)(h)	236	239
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(e)(h)	118	120
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(h)(j)	93	93
		2,349

Commercial mortgage-backed securities 0.51%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)	55	57
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(h)(j)	146	145
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(h)	140	144
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(h)(j)	100	105
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(h)(j)	135	140
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(h)(j)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(h)(j)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(h)(j)	157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(h)(j)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(h)(j)	131	135
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (d)(h)(j)	295	294
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (d)(h)(j)	143	143
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (d)(h)(j)	51	52
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(h)(j)	555	552
		2,153

Other mortgage-backed securities 0.24%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK415	60
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)	1,093	156
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)	5,082	659
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)	447	52
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)	540	67
Realkredit Danmark AS 1.00% 10/1/2053 (h)	179	22
		1,016
Total mortgage-backed obligations		23,721

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.78%
U.S. Treasury 4.47%
U.S. Treasury 3.00% 7/15/2025	USD985	$984
U.S. Treasury 4.50% 4/15/2027	1,223	1,238
U.S. Treasury 4.00% 6/30/2028	4,484	4,522
U.S. Treasury 4.625% 9/30/2028	1,875	1,927
U.S. Treasury 4.125% 3/31/2029	865	877
U.S. Treasury 3.50% 9/30/2029	755	747
U.S. Treasury 4.00% 2/28/2030	1,130	1,141
U.S. Treasury 0.625% 5/15/2030	1,150	989
U.S. Treasury 4.00% 5/31/2030	1,090	1,101
U.S. Treasury 1.375% 11/15/2031 (k)	771	660
U.S. Treasury 2.875% 5/15/2032	306	286
U.S. Treasury 4.625% 2/15/2035 (k)	1,340	1,383
U.S. Treasury 4.25% 5/15/2035	6	6
U.S. Treasury 1.875% 2/15/2041 (k)	285	196
U.S. Treasury 2.25% 5/15/2041 (k)	986	717
U.S. Treasury 2.875% 11/15/2046	330	243
U.S. Treasury 1.25% 5/15/2050	440	211
U.S. Treasury 1.375% 8/15/2050	400	197
U.S. Treasury 2.375% 5/15/2051 (k)	510	324
U.S. Treasury 2.00% 8/15/2051 (k)	560	323
U.S. Treasury 4.00% 11/15/2052	270	236
U.S. Treasury 3.625% 2/15/2053	149	122
U.S. Treasury 4.25% 8/15/2054	320	292
		18,722

U.S. Treasury inflation-protected securities 0.31%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (c)	372	367
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	687	713
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (c)	268	194
		1,274
Total U.S. Treasury bonds & notes		19,996
Asset-backed obligations 0.58%
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(h)	7	7
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(h)	125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(h)	148	154
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(h)	97	99
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(h)	91	92
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(h)	100	101
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(h)	43	43
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(h)(j)	233	231
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(h)	113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(h)	100	101
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(h)	100	100
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(h)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(h)	208	211
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(h)	100	102
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(h)	86	86
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(h)	231	236
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(h)	13	13
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (d)(h)(j)	70	71
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (d)(h)(j)	230	230
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(h)	219	219
		2,436

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		USD100	$72

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	55
Total municipals			127
Federal agency bonds & notes 0.03%
Korea Development Bank 6.75% 7/1/2030		INR10,000	116
Total bonds, notes & other debt instruments (cost: $131,387,000)			130,612
Investment funds 0.99%		Shares
Capital Group Central Corporate Bond Fund (l)		488,295	4,121
Total Investment funds (cost: $3,868,000)			4,121
Short-term securities 5.53%
Money market investments 5.16%
Capital Group Central Cash Fund 4.35% (l)(m)		215,820	21,582

Money market investments purchased with collateral from securities on loan 0.33%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)		1,390,770	1,391
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.04%
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP10,000	191
Total short-term securities (cost: $23,161,000)			23,164
Total investment securities 100.29% (cost: $342,605,000)			419,794
Other assets less liabilities (0.29)%			(1,205)
Net assets 100.00%			$418,589

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	95	7/25/2025	EUR129.00	EUR9,500	$7
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	(95)	7/25/2025	EUR128.00	EUR(9,500)	$(5)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year Italy Government Bond Futures	Long	6	9/10/2025	USD763	$— (o)
2 Year Euro-Schatz Futures	Long	5	9/10/2025	632	— (o)
2 Year Canadian Government Bond Futures	Long	16	9/29/2025	1,242	— (o)
2 Year U.S. Treasury Note Futures	Short	7	10/3/2025	(1,456)	— (o)
5 Year Euro-Bobl Futures	Long	60	9/10/2025	8,317	(20)
5 Year Canadian Government Bond Futures	Long	19	9/29/2025	1,592	5
5 Year U.S. Treasury Note Futures	Long	86	10/3/2025	9,374	96
10 Year French Government Bond Futures	Long	5	9/10/2025	729	(3)
10 Year Italy Government Bond Futures	Short	8	9/10/2025	(1,140)	(3)
10 Year Euro-Bund Futures	Short	47	9/10/2025	(7,206)	42
10 Year Australian Treasury Bond Futures	Short	7	9/15/2025	(528)	(6)
10 Year Japanese Government Bond Futures	Short	8	9/22/2025	(7,723)	(25)
10 Year Canadian Government Bond Futures	Long	15	9/29/2025	1,344	6
10 Year U.S. Treasury Note Futures	Long	23	9/30/2025	2,579	52
10 Year UK Gilt Futures	Long	12	9/30/2025	1,532	14
10 Year Ultra U.S. Treasury Note Futures	Long	10	9/30/2025	1,143	24
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025	1,732	64
30 Year Euro-Buxl Futures	Short	11	9/10/2025	(1,539)	16
30 Year Ultra U.S. Treasury Bond Futures	Long	6	9/30/2025	715	19
					$281

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	275	USD	371	Morgan Stanley	7/1/2025	$7
GBP	110	USD	148	UBS AG	7/1/2025	3
USD	240	GBP	175	Morgan Stanley	7/1/2025	— (o)
USD	284	GBP	210	Morgan Stanley	7/1/2025	(5)
JPY	86,895	USD	599	Goldman Sachs	7/7/2025	5
JPY	16,970	USD	118	Barclays Bank PLC	7/7/2025	— (o)
EUR	2,380	USD	2,713	Goldman Sachs	7/8/2025	92
USD	91	EUR	80	BNP Paribas	7/8/2025	(3)
USD	138	EUR	120	UBS AG	7/8/2025	(3)
USD	232	EUR	200	UBS AG	7/8/2025	(4)
USD	907	EUR	820	BNP Paribas	7/8/2025	(60)
USD	187	MYR	790	BNP Paribas	7/9/2025	(1)
EUR	980	USD	1,127	HSBC Bank	7/10/2025	28
USD	122	EUR	107	HSBC Bank	7/10/2025	(4)
USD	912	EUR	790	JPMorgan Chase	7/10/2025	(20)
EUR	430	USD	493	Standard Chartered Bank	7/14/2025	14
CNH	22,979	USD	3,206	Citibank	7/14/2025	8
CHF	130	USD	159	UBS AG	7/14/2025	5
USD	49	AUD	75	Standard Chartered Bank	7/14/2025	— (o)
USD	21	CLP	19,505	Morgan Stanley	7/14/2025	— (o)
USD	18	BRL	105	Citibank	7/14/2025	(1)
USD	202	CNH	1,450	Goldman Sachs	7/14/2025	(1)
USD	785	INR	67,415	Standard Chartered Bank	7/14/2025	(1)
USD	70	RON	310	Citibank	7/14/2025	(2)
USD	86	ILS	300	HSBC Bank	7/14/2025	(3)
USD	591	IDR	9,648,911	HSBC Bank	7/14/2025	(4)
USD	1,438	AUD	2,195	Citibank	7/14/2025	(7)
EUR	1,615	USD	1,847	BNP Paribas	7/15/2025	58
USD	278	MXN	5,330	Citibank	7/15/2025	(5)
EUR	780	USD	905	Bank of America	7/16/2025	15
EUR	423	GBP	360	BNP Paribas	7/16/2025	5
CNH	4,590	USD	641	Citibank	7/16/2025	1
EUR	12	USD	14	Bank of America	7/16/2025	— (o)
NZD	47	USD	29	UBS AG	7/16/2025	— (o)
USD	227	JPY	32,750	Citibank	7/16/2025	(1)
USD	9,685	CNH	69,313	HSBC Bank	7/16/2025	(11)
USD	10,308	JPY	1,480,084	JPMorgan Chase	7/17/2025	9
USD	1,950	CAD	2,660	Bank of New York Mellon	7/17/2025	(5)
USD	71	COP	300,000	Morgan Stanley	7/18/2025	(2)
USD	1,728	KRW	2,363,730	Citibank	7/18/2025	(21)
USD	1,570	BRL	8,781	Citibank	7/18/2025	(39)
USD	5,670	GBP	4,190	UBS AG	7/18/2025	(82)
MYR	2,435	USD	573	Standard Chartered Bank	7/21/2025	5
MYR	915	USD	216	JPMorgan Chase	7/21/2025	2
USD	92	SEK	870	Morgan Stanley	7/21/2025	— (o)
USD	64	MYR	281	HSBC Bank	7/21/2025	(2)
USD	107	PLN	390	Citibank	7/21/2025	(2)
USD	95	MYR	418	BNP Paribas	7/21/2025	(4)
USD	165	MYR	727	Standard Chartered Bank	7/21/2025	(7)
USD	234	MYR	1,031	Standard Chartered Bank	7/21/2025	(10)
USD	249	MYR	1,091	Standard Chartered Bank	7/21/2025	(10)
USD	281	MYR	1,234	Standard Chartered Bank	7/21/2025	(12)
USD	388	MYR	1,698	HSBC Bank	7/21/2025	(15)
USD	326	JPY	47,140	Bank of America	7/22/2025	(2)
JPY	68,730	USD	486	Standard Chartered Bank	7/22/2025	(8)
EUR	110	USD	126	Goldman Sachs	7/24/2025	3

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	345	EUR	300	HSBC Bank	7/24/2025	$(9)
GBP	457	EUR	530	BNP Paribas	7/25/2025	1
EUR	115	USD	136	UBS AG	7/25/2025	— (o)
USD	583	EUR	510	UBS AG	7/25/2025	(19)
EUR	396	DKK	2,950	Bank of America	7/28/2025	— (o)
USD	367	NOK	3,711	Bank of America	7/28/2025	(1)
USD	411	INR	35,415	BNP Paribas	7/28/2025	(2)
USD	569	MXN	10,835	Morgan Stanley	7/28/2025	(7)
USD	549	CHF	440	Barclays Bank PLC	7/28/2025	(8)
USD	59	CZK	1,240	Citibank	8/6/2025	— (o)
USD	126	SGD	160	Bank of America	8/6/2025	— (o)
USD	378	EUR	325	UBS AG	8/6/2025	(5)
EUR	188	CAD	300	Citibank	8/7/2025	1
USD	29,349	EUR	25,010	Morgan Stanley	8/8/2025	(193)
GBP	175	USD	240	Morgan Stanley	8/11/2025	— (o)
EUR	505	USD	580	HSBC Bank	9/12/2025	18
						$(321)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(2)	$—	$(2)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	1	—	1
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD2,970	2	—	2
3.5175%	Annual	SOFR	Annual	8/15/2027	USD2,500	3	—	3
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	14	—	14
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	24	—	24
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	15	—	15
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK3,700	3	—	3
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	1	—	1
3.947%	Annual	SONIA	Annual	3/20/2030	GBP410	7	—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK1,500	3	—	3
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK960	2	—	2
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK970	1	—	1
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK3,540	6	—	6
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(3)	—	(3)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	44	—	44
						$121	$—	$121

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(20)	$—	$(20)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	36	—	36
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	11	—	11
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	8	—	8
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	5	—	5
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL3,810	(42)	—	(42)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	(222)	—	(222)
							$(224)	$—	$(224)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR2,260	$(57)	$(25)	$(32)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 6/30/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR1,130	$124	$119	$5
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD3,073	68	65	3
					$192	$184	$8

American Funds Insurance Series	146

American Funds Global Balanced Fund (continued)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 0.98%
Capital Group Central Corporate Bond Fund	$3,953	$96	$—	$—	$72	$4,121	$96
Short-term securities 5.16%
Money market investments 5.16%
Capital Group Central Cash Fund 4.35% (m)	22,187	58,601	59,201	(3)	(2)	21,582	541
Total 6.14%				$(3)	$70	$25,703	$637
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)	12/4/2024	$273	$303	0.07%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	103	109	0.03
Total		$376	$412	0.10%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $1,472,000, which represented 0.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,223,000, which represented 2.68% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $412,000, which represented 0.10% of the net assets of the fund.

(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,261,000, which represented 0.54% of the net assets of the fund.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 6/30/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	Amount less than one thousand.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

147	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	148

The Bond Fund of America®
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 95.24%	Principal amount (000)	Value (000)
Mortgage-backed obligations 34.58%
Federal agency mortgage-backed obligations 27.75%
Fannie Mae Pool #256133 4.50% 1/1/2026 (a)	USD1	$1
Fannie Mae Pool #AR3058 3.00% 1/1/2028 (a)	25	25
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (a)	26	25
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (a)	12	11
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	2,084	1,968
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	99	92
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	30	31
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	1,768	1,652
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	739	690
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	326	342
Fannie Mae Pool #924866 6.14% 10/1/2037 (a)(b)	128	129
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	161	165
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	642	660
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	140	142
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	703	707
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	681	690
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	107,480	92,775
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	659	667
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	346	350
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	310	315
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	175	177
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (a)	39	36
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,616	1,501
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	694	644
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	738	699
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (a)	119	113
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	4,331	4,117
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (a)	294	274
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (a)	718	682
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (a)	33	31
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	3,882	3,556
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (a)	1,806	1,712
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (a)	68	65
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	2,106	2,050
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,098	1,005
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (a)	14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,389	4,782
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	4,077	3,720
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	17,796	16,865
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (a)	16,585	15,335
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (a)	10	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	419	390
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	1,136	1,011
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	757	675
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)	2,186	2,014
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (a)	17,711	16,743
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (a)	12,601	11,515
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (a)	3,335	3,040
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (a)	5,246	4,780
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	25,007	22,957
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (a)	11	9
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	4,987	4,205
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	532	443
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (a)	15,444	13,669
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	5,242	4,672
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	1,684	1,466
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (a)	4,698	3,912
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	965	802
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (a)	610	507
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	956	832

149	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (a)	USD1,627	$1,298
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (a)	17,165	14,257
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	2,635	2,226
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	896	757
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	423	351
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	306	268
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	902	749
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	255	215
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (a)	191	159
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	179	149
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	1,485	1,292
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	1,809	1,434
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	6,060	5,121
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	1,123	933
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	659	548
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (a)	25	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (a)	15,025	13,416
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,045	834
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	1,022	889
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	6,554	5,230
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (a)	5,062	4,049
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	41	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	21,322	17,821
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	1,550	1,289
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	934	776
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	64	56
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	3,278	2,599
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	717	568
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	377	303
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	5,016	4,234
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	3,501	2,911
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	348	276
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	7,432	6,170
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	1,720	1,428
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	966	802
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	8,557	6,789
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)	1,832	1,452
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)	572	453
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	28	23
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	4,948	4,108
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	4,637	3,850
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	2,463	2,058
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	172	143
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	116	97
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	3,041	2,658
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	375	328
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (a)	10,603	8,405
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	1,779	1,410
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	17	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	1,906	1,590
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	1,800	1,494
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	590	490
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	475	394
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	162	135
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	33	27
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	27	23
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (a)	1,879	1,489
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	503	405
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	47	39

American Funds Insurance Series	150

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	USD277	$242
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (a)	197	172
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	77	61
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	8,722	7,332
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	4,773	3,965
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	4,453	3,697
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	996	829
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	928	770
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	573	475
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	427	360
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	216	181
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	1,347	1,186
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	10,828	8,583
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	3,121	2,591
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (a)	1,964	1,631
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	1,043	874
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (a)	487	406
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	437	363
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (a)	316	264
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	302	251
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	56	46
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (a)	1,653	1,311
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	319	265
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	3,092	2,702
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	4,430	3,521
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	128	102
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	94	78
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (a)	904	788
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	812	646
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	1,934	1,606
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (a)	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,846	1,466
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (a)	933	740
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	4,462	3,710
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,098	1,741
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	1,126	935
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	337	280
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (a)	969	848
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	15,112	11,989
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,497	1,984
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	809	642
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)	1,648	1,374
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	885	737
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	731	607
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	488	406
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	441	366
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (a)	256	213
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	32,666	28,775
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,573	1,247
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,256	997
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,073	853
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	867	687
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	2,759	2,291
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	1,766	1,472
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (a)	642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (a)	359	300
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	35	29
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,663	1,321
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	750	596
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	31,581	26,219

151	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	USD1,597	$1,329
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,455	1,358
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (a)	264	246
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	3,727	2,963
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (a)	20,741	17,232
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	2,186	1,821
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	968	805
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	150	125
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	3,018	2,816
Fannie Mae Pool #BW1931 5.00% 6/1/2052 (a)	3,072	3,024
Fannie Mae Pool #BT8262 5.00% 6/1/2052 (a)	1,375	1,356
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	738	614
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	432	358
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	136	113
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (a)	2,813	2,773
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	568	563
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	453	377
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	255	244
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	59	56
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	8,469	8,374
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	9,096	7,216
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	9,772	9,371
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	2,518	2,418
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	2,466	2,430
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,770	2,780
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,519	2,530
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	205	214
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (a)	847	812
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	133	130
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	37	37
Fannie Mae Pool #BX5927 4.00% 1/1/2053 (a)	272	253
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	30,348	29,904
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	687	570
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	4,621	4,302
Fannie Mae Pool #MA4918 5.00% 2/1/2053 (a)	593	584
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	407	379
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	151	149
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	4,058	4,079
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	423	426
Fannie Mae Pool #BX7949 6.00% 3/1/2053 (a)	1,000	1,018
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	835	855
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	4,281	3,986
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	656	629
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	15,642	15,388
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	88	87
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	960	965
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (a)	17,738	18,159
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	4,697	4,377
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	432	403
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	30	28
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (a)	10,478	10,313
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	2,900	2,865
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	2,760	2,714
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,894	5,907
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	7,060	7,203
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	615	533
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,902	2,782
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	6,679	6,694
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	6,347	6,360
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (a)	311	312

American Funds Insurance Series	152

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	USD3,837	$3,904
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	2,380	2,432
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,799	1,841
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	6,068	4,820
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	3,642	3,024
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	152	126
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	75	70
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	19,842	19,022
Fannie Mae Pool #BY4459 5.00% 7/1/2053 (a)	591	583
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	3,400	3,407
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	7,908	8,229
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	23,480	23,524
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (a)	12,744	12,787
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (a)	6,200	6,224
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	531	532
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	5,000	5,091
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	15,338	15,862
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	7,575	7,055
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (a)	11,829	11,871
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (a)	6,558	6,583
Fannie Mae Pool #CB7725 6.00% 10/1/2053 (a)	8,769	8,929
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	152	154
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	63,161	62,069
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	2,116	2,196
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	1,917	1,920
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	774	806
Fannie Mae Pool #MA5218 7.00% 12/1/2053 (a)	965	1,018
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	5,281	5,488
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	1,292	1,336
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	2,980	2,855
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	2,613	2,616
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	1,777	1,779
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	7,083	7,251
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	5,296	5,387
Fannie Mae Pool #CB8422 6.00% 2/1/2054 (a)	1,902	1,936
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (a)	1,771	1,802
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)	25	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	14,405	13,808
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	19,135	19,189
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	1,607	1,608
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (a)	5,058	5,178
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	3,391	3,455
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	1,742	1,773
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	4,359	4,537
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	4,987	5,023
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	5,405	5,542
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	594	596
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	384	391
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	228	232
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	2,702	2,704
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,869	1,879
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	18,915	19,367
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	1,261	1,291
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (a)	1,195	1,216
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	10,755	11,178
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	6,987	6,999
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	1,490	1,499
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	33,148	33,719
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	5,109	5,243

153	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	USD2,600	$2,655
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	2,391	2,433
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	2,197	2,255
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (a)	1,316	1,340
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,237	1,258
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	596	606
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	16,780	17,475
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	4,952	5,148
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	2,806	2,922
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	136	136
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	44,877	45,653
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	1,348	1,373
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	1,289	1,312
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	1,041	1,059
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	227	232
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	111	113
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	96	98
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	2,318	2,414
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	2,007	2,091
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,624	3,627
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	1,709	1,724
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	1,269	1,276
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (a)	82	84
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	887	902
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	5,359	5,256
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,532	4,536
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	3,500	3,559
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	264	254
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	90	86
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	33	31
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	143	140
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	4,029	4,128
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (a)	1,426	1,453
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	949	965
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	377	384
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	294	300
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	1,900	1,901
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,607	1,638
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	869	883
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	1,995	2,062
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	1,346	1,399
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	2,934	2,936
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	13,962	14,198
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	496	496
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	5,405	5,496
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	17,406	16,196
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	1,036	1,054
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	281	276
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	2,211	2,249
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	6,906	6,909
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	511	511
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	2,070	2,139
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	9,669	8,665
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (a)	7,168	6,450
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (a)	15,248	13,151
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	18,049	15,563
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	1,008	965
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,704	4,168
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	14	14

American Funds Insurance Series	154

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2002-W1, Class 2A, 4.453% 2/25/2042 (a)(b)	USD15	$15
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (a)	48	47
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	877	862
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	38	38
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	31	29
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	2,494	2,333
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	37	38
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	28	29
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	53	54
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	183	188
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	1,812	1,572
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	131	131
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	5,393	4,657
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	135	135
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	9,385	8,101
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	303	311
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	15,573	14,152
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (a)	56	47
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (a)	90	79
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	807	762
Freddie Mac Pool #G08789 4.00% 11/1/2047 (a)	488	465
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	4,015	3,595
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	10,467	9,664
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	766	725
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	245	226
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (a)	956	907
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (a)	497	455
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	1,585	1,447
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	8,469	7,809
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	23,124	20,549
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	4,617	3,900
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	27	23
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	312	273
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (a)	1,823	1,522
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	1,764	1,543
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	5,495	4,662
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	1,196	995
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	60	50
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	25	21
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	1,943	1,615
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	1,779	1,411
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	424	341
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	98	78
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	62,873	50,074
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	1,789	1,418
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	2,309	1,917
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	2,195	1,740
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	226	188
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	159	132
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	1,840	1,459
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	1,803	1,429
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	1,614	1,279
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,261	1,014
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	1,092	954
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (a)	1,985	1,573
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	2,349	1,975
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	764	634
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (a)	1,950	1,621
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	551	461
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	5,773	5,097

155	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	USD781	$621
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	10,005	8,411
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	7,635	6,339
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	1,857	1,552
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	888	737
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	461	382
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	50	41
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	1,022	893
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (a)	530	420
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	1,913	1,589
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	6,354	5,551
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	1,794	1,579
Freddie Mac Pool #QD0877 2.00% 11/1/2051 (a)	7,969	6,317
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	2,359	1,871
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	1,383	1,165
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	1,159	1,013
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	810	644
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	1,102	915
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	18	16
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (a)	1,886	1,495
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	4,134	3,433
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	2,642	2,205
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (a)	487	405
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (a)	482	402
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	3,961	3,484
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,634	1,296
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	828	658
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (a)	977	811
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	403	335
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)	230	192
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (a)	171	142
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (a)	62	52
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	596	541
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	2,322	1,843
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,812	1,439
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	918	727
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	854	677
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	493	391
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	170	135
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (a)	808	672
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)	728	607
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (a)	70	58
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,264	1,004
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,714	1,423
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)	563	469
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	223	185
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	124	103
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)	120	100
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	1,683	1,401
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	380	315
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	42,415	36,791
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	3,623	3,139
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (a)	180	189
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	881	731
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	475	395
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	190	158
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	4,318	3,745
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (a)	2,045	2,015
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	89	71
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)	193	161

American Funds Insurance Series	156

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	USD560	$490
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	72	69
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	4,020	3,487
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	326	313
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (a)	285	274
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	83	79
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	48	46
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	32	31
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	5,779	5,821
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	16,148	15,285
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	5,631	5,328
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	16,259	15,592
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (a)	3,483	3,433
Freddie Mac Pool #QF2926 5.00% 11/1/2052 (a)	3,450	3,399
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	2,042	2,049
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	40	42
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	1,040	901
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (a)	997	929
Freddie Mac Pool #RA8200 4.00% 12/1/2052 (a)	513	478
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	1,157	1,187
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	15,265	14,640
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	193	190
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	3,080	3,153
Freddie Mac Pool #SD8298 4.50% 2/1/2053 (a)	14,914	14,303
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	2,208	2,172
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (a)	42,881	43,071
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	23,172	23,261
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (a)	13,602	13,891
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	2,602	2,422
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	1,695	1,577
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	76	71
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	2,684	2,502
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)	194	186
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	4,506	4,453
Freddie Mac Pool #QG1268 5.00% 4/1/2053 (a)	642	633
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	542	534
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (a)	193	180
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	33	31
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	8,264	8,121
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	8,090	8,108
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,465	3,488
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	2,382	2,388
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	13,542	13,806
Freddie Mac Pool #QG5002 4.00% 6/1/2053 (a)	578	538
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	5,524	5,429
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	19,409	19,448
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	6,319	6,457
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	2,909	2,962
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	670	697
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	580	604
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	561	586
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	546	570
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	385	402
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	294	307
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	185	192
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	162	171
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)	5,155	4,804
Freddie Mac Pool #QG6067 4.00% 7/1/2053 (a)	542	504
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)	66	61

157	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	USD255	$251
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	7,500	7,511
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (a)	584	586
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	8,188	8,374
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	2,936	2,992
Freddie Mac Pool #QG8958 4.00% 8/1/2053 (a)	476	443
Freddie Mac Pool #QG9629 4.00% 8/1/2053 (a)	396	369
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (a)	2,310	2,318
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (a)	2,156	2,164
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (a)	2,033	2,039
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (a)	1,343	1,348
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	4,434	4,526
Freddie Mac Pool #QH0851 6.00% 9/1/2053 (a)	13,728	13,973
Freddie Mac Pool #QH1296 6.00% 9/1/2053 (a)	13,376	13,621
Freddie Mac Pool #QH1059 6.00% 9/1/2053 (a)	10,892	11,101
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	1,428	1,461
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	1,074	1,101
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	54,078	55,892
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	802	790
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	14,446	14,706
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	3,680	3,806
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	601	591
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (a)	18,116	18,178
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	2,186	2,226
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	12,641	13,150
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,751	1,818
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	5,293	5,402
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	2,812	2,886
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	644	668
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (a)	187	174
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	770	771
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	11,117	11,305
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,713	4,796
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	3,599	3,672
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	194	197
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	4,842	5,028
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	410	410
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	2,559	2,578
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,857	1,862
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	8,058	8,235
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	5,285	5,411
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	4,208	4,313
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	1,997	2,050
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (a)	166	169
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (a)	23	23
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	6,363	6,624
Freddie Mac Pool #QI3488 6.50% 4/1/2054 (a)	4,289	4,433
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	1,977	1,940
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (a)	37,758	38,030
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	4,705	4,738
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	3,074	3,129
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	6,179	6,436
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	2,752	2,757
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	984	990
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	25,088	25,561
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	120	122
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	5,849	6,091
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	2,462	2,463
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,826	1,828
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	23,030	23,429

American Funds Insurance Series	158

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	USD13,207	$13,581
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	3,096	3,154
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	2,714	2,765
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	237	243
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	35,128	36,307
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	2,575	2,682
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	2,048	2,015
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	1,454	1,429
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	1,313	1,290
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	9,466	9,627
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	5,050	5,147
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	2,455	2,502
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	141	144
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	62	64
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	12,853	13,386
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	12,151	12,655
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	4,793	4,993
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	3,279	3,415
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	1,923	2,001
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	1,144	1,185
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	3,617	3,620
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	4,490	4,592
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	485	494
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	263	269
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	248	254
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	229	235
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	152	155
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (a)	44	45
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (a)	30	31
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	4,174	4,347
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	2,607	2,703
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	2,254	2,342
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	1,034	1,077
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,000	1,034
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4,203	4,206
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (a)	147	150
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	46	47
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	5,516	5,715
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (a)	149	154
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	4,311	4,012
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,829	4,624
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	7,307	7,167
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	13,366	13,376
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	11,082	11,107
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	3,287	3,343
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	6,877	6,751
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	274	274
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	14	14
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	283	288
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (a)	780	808
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	1,412	1,413
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	5,759	5,866
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	2,350	2,412
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,643	1,683
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	593	603
Freddie Mac Pool #RJ3241 6.50% 1/1/2055 (a)	1,498	1,562
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	4,596	4,401
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	7,333	7,336

159	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	USD2,421	$2,461
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	1,756	1,796
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (a)	— (c)	— (c)
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	159	161
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	2,703	2,793
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	8,923	9,073
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	1,707	1,736
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (a)	483	500
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	197	193
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	1,595	1,621
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	883	865
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	12,865	12,872
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	224	231
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	1,861	1,892
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (a)	37	38
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	94	99
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(b)	3,461	3,461
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	84	74
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	77	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	5,688	5,486
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	1,400	1,339
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	7,792	7,495
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(d)	135	133
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(d)	27,314	27,358
Government National Mortgage Assn. 2.00% 8/1/2055 (a)(d)	6,176	5,014
Government National Mortgage Assn. 4.00% 8/1/2055 (a)(d)	108	100
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	9,290	8,762
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	25	25
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (a)	3,865	3,756
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	8,606	7,891
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	1,930	1,574
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	3,347	2,728
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	7,742	6,471
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	2,839	2,377
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	2,751	2,300
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (a)	4,337	3,638
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	4,033	3,431
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	3,458	2,897
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	226	200
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	174	154
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	4,664	4,257
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	4,832	4,280
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	3,986	3,643
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	21,289	19,425
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	7,615	7,121
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	5,348	5,011
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	3,409	3,283
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	12,036	11,578
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	3,131	3,085
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	7,748	7,446
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	12,720	12,217
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,742	1,623
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	21,027	20,143
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	9,065	8,435
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	797	741
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	1,165	1,084
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (a)	99	92
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	1,472	1,076
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(d)	5,845	5,342
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(d)	151,036	125,252

American Funds Insurance Series	160

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(d)	USD58,704	$52,860
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(d)	688	640
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(d)	580	568
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (a)(d)	5,902	5,902
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(d)	1,301	1,322
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(d)	35,090	36,948
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(d)	18,486	14,644
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(d)	9,047	7,828
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(d)	1,456	1,354
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(d)	10,953	11,294
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (a)(d)	30,276	31,760
		3,042,615

Commercial mortgage-backed securities 3.48%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.7426%) 6.043% 6/15/2040 (a)(b)(e)	11,443	11,524
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)	11,892	11,381
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003% 7/15/2041 (a)(b)(e)	1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)	684	732
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(b)	500	536
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,537	3,697
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	123	120
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	1,018	953
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	295	266
Bank5, Series 2025-5YR14, Class A3, 5.646% 4/15/2058 (a)	15,601	16,254
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	2,541	2,490
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)	781	776
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)	3,361	3,506
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)	2,174	2,276
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (a)	8,867	9,248
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)	2,774	2,907
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)	7,780	8,129
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(b)(e)	8,476	8,540
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (a)(b)(e)	2,183	2,186
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (a)(b)(e)	14,268	14,228
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.376% 9/15/2036 (a)(b)(e)	552	550
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (a)(b)(e)	995	994
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (a)(b)(e)	996	995
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.174% 11/15/2036 (a)(b)(e)	10,670	10,666
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(b)(e)	3,395	3,400
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (a)(b)(e)	1,981	1,981
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (a)(b)(e)	382	382
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (a)(b)(e)	259	259
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (a)(b)(e)	654	654
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (a)(b)(e)	8,555	8,555
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.676% 11/15/2038 (a)(b)(e)	291	290
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (a)(b)(e)	86	86
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.276% 11/15/2038 (a)(b)(e)	129	129
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (a)(b)(e)	8,600	8,598
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (a)(b)(e)	8,000	8,042
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(b)(e)	26,909	27,299
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (a)(b)(e)	1,514	1,518
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (a)(b)(e)	5,461	5,449
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(e)	19,044	19,682

161	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	USD610	$602
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (a)(b)(e)	8,924	9,048
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (a)(e)	966	1,009
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040 (a)(e)	1,121	1,177
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040 (a)(b)(e)	862	904
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	200	196
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (a)(b)(e)	564	564
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (a)(b)(e)	769	770
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.676% 7/15/2038 (a)(b)(e)	588	590
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)	2,432	2,493
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (a)(b)(e)	1,508	1,510
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(b)(e)	10,443	10,507
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	400	389
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	100	97
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,536	1,386
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (a)(b)(e)	8,260	8,276
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(b)(e)	15,120	15,543
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (a)(b)(e)	1,478	1,494
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(b)(e)	24,720	25,509
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (a)(b)(e)	28,416	28,334
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	640	623
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	240	233
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	6,854	6,250
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(b)	2,040	2,008
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (a)(b)(e)	13,405	13,400
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (a)(b)(e)	19	19
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	97	96
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	245	242
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)	730	718
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (a)(b)(e)	3,848	3,848
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)	4,065	3,571
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.352% 7/15/2036 (a)(b)(e)	800	799
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.506% 11/15/2038 (a)(b)(e)	221	221
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.755% 11/15/2038 (a)(b)(e)	118	118
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (a)(b)(e)	26,882	26,728
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048 (a)	1,132	1,129
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	2,550	2,515
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)	5,667	5,941
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	205	202
		381,406

Collateralized mortgage-backed obligations (privately originated) 3.35%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(e)	1,747	1,578
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)	64	62
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	4,257	4,094
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)	11,821	11,432

American Funds Insurance Series	162

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(e)	USD593	$556
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(e)	243	237
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	675	619
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(b)(e)	197	195
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(e)	2,305	2,285
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(e)	13,815	13,523
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(e)	5,199	4,955
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(e)	122	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(e)	1,054	952
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.055% 5/25/2042 (a)(b)(e)	180	184
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (a)(b)(e)	465	478
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (a)(b)(e)	2,374	2,425
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (a)(b)(e)	1,415	1,429
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (a)(b)(e)	731	735
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 1/25/2044 (a)(b)(e)	3,393	3,393
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (a)(b)(e)	507	513
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (a)(b)(e)	354	354
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 2/25/2044 (a)(b)(e)	1,053	1,064
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (a)(b)(e)	2,713	2,713
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 9/25/2044 (a)(b)(e)	966	966
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (a)(b)(e)	1,584	1,591
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (a)(b)(e)	2,005	2,007
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (a)(b)(e)	5,202	5,209
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(b)(e)	6,774	6,791
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(e)	1,700	1,385
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(b)(e)	1,872	1,528
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.255% 6/25/2042 (a)(b)(e)	132	135
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (a)(b)(e)	209	211
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (a)(b)(e)	1,519	1,601
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.655% 2/25/2044 (a)(b)(e)	3,318	3,326
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (a)(b)(e)	13,353	13,381
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.305% 10/25/2044 (a)(b)(e)	3,944	3,944
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (a)(b)(e)	1,648	1,652
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2045 (a)(b)(e)	2,978	2,981
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(b)(e)	9,130	9,156
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	4,454	4,493

163	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(e)	USD1,772	$1,607
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(e)(f)	694	677
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)	4,556	4,388
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(e)(f)	15,394	15,497
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(b)(e)	638	643
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)	621	622
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(e)(f)	1,921	1,919
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(b)(e)	2,027	1,847
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)	23,624	23,561
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (a)(b)(e)	2,453	2,418
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(e)(f)	6,519	6,567
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.677% 4/25/2053 (a)(b)(e)	1,880	1,878
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)	3,385	3,411
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	7,224	7,304
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)	7,021	7,087
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)	17,725	17,931
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)	5,192	5,176
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)	19,510	19,630
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(e)	1,303	1,156
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (a)(e)	4,038	3,805
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)	1,084	1,058
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(e)	1,044	991
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)	14,345	13,519
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	6,176	5,913
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (a)(b)(e)	6,368	6,410
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)	7,476	6,786
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.107% 7/25/2065 (a)(b)(e)	3,356	3,424
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)	1,423	1,423
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)	5,021	4,881
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	8,569	8,597
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)	7,475	7,435
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(e)	3,360	3,315
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)	15,504	15,685
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	6,574	6,650
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(e)(f)	14,079	14,172
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(e)	4,413	4,414
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(e)(f)	21,776	22,012
		368,056
Total mortgage-backed obligations		3,792,077
Corporate bonds, notes & loans 33.01%
Financials 11.08%
AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,799
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,792
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	10,027
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,126
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(e)(g)(h)	7,652	7,595
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (e)(f)	1,597	1,690
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)	1,995	2,058
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR437	539
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	2,840	3,708
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	4,065	5,102
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (f)	USD604	608
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	359	391
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	1,618	1,634

American Funds Insurance Series	164

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	USD4,927	$5,031
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	2,464	2,552
American International Group, Inc. 4.85% 5/7/2030	3,534	3,592
American International Group, Inc. 5.125% 3/27/2033	2,749	2,796
Aon Corp. 5.35% 2/28/2033	1,083	1,116
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,089
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,040
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,621
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,147
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,188
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,847
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,771
Banco Santander, SA 5.147% 8/18/2025	4,000	4,003
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)	1,400	1,353
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	4,295	4,176
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	2,635	2,635
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	3,202	3,002
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)	339	353
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (f)	1,150	1,132
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	3,691	3,456
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	5,024	5,151
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	20,927	18,255
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	36,155	31,516
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (e)(f)	4,850	4,866
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)	1,858	1,903
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (f)	5,690	5,826
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034) (f)	2,378	2,409
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,412
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	2,074
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	USD2,585	2,605
Block, Inc. 2.75% 6/1/2026	1,975	1,935
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (e)(f)	13,134	12,752
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)	3,594	3,332
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034) (e)(f)	4,117	4,266
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (e)(f)	4,729	4,691
BPCE SA 0.895% 12/14/2026	JPY100,000	691
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	USD2,150	2,165
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)	5,000	5,297
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (e)(f)	1,285	1,323
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)	1,845	1,914
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	3,814	3,885
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)	4,503	4,617
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(f)	10,005	10,512
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	10,948	11,326
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)	1,900	2,088
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (e)(f)	3,953	4,138
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,699
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (f)	31,095	31,435
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025) (f)	2,430	2,430
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	515	527
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	1,204	1,282
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	2,920	3,045
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	2,445	2,535
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	470
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	2,005
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,485
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,745

165	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citibank, NA 5.803% 9/29/2028	USD4,100	$4,288
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,800
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	7,800	7,960
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	5,103	5,081
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	21,543	21,794
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	990	885
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	3,090	2,889
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	123	126
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	1,874	1,889
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (f)	15,346	15,898
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (f)	4,518	4,872
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,863
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,464
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,723
Corebridge Financial, Inc. 4.35% 4/5/2042	361	304
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (e)(f)	2,450	2,404
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (e)(f)	2,990	2,889
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)	2,975	2,965
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,281
Deutsche Bank AG 4.10% 1/13/2026	857	854
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (f)	27,047	26,776
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	17,595	17,095
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	7,343	7,715
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	6,271	6,693
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (f)	6,685	6,737
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	6,750	6,316
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031) (f)	3,235	2,965
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	3,200	3,184
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (e)(f)	1,200	1,170
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR1,845	2,158
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	4,230	4,943
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	3,855	4,999
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	12,035	15,435
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	390	489
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	USD205	216
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	1,968	1,990
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (f)	11,396	11,863
Five Corners Funding Trust III 5.791% 2/15/2033 (e)	942	980
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)	3,030	2,965
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	13,275	12,820
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	12,997	12,588
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	3,703	3,598
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	5,534	5,459
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)	4,895	4,935
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	28,930	30,121
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (f)	13,759	13,991
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	2,441	2,449
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	7,315	7,501
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)	2,929	2,895
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)	24,589	25,225
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	3,160	2,264
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	14,232	13,261
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	9,437	8,351
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	2,000	2,012
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	1,680	1,711
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,132
Intesa Sanpaolo SpA 5.71% 1/15/2026 (e)	15,400	15,436

American Funds Insurance Series	166

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intesa Sanpaolo SpA 3.875% 7/14/2027 (e)	USD6,250	$6,170
Intesa Sanpaolo SpA 3.875% 1/12/2028 (e)	1,986	1,949
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(f)	5,100	5,727
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	705	677
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	323	316
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	1,400	1,431
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	20,000	20,196
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	2,678	2,734
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	8,670	8,783
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	11,980	11,932
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	6,480	6,730
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	10,724	10,922
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	6,549	6,573
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (f)	4,720	4,838
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	641	556
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	5,313	4,679
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	17,099	17,407
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034) (f)	2,790	2,762
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	10,233	10,609
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	2,415	2,352
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (e)(f)	1,375	1,420
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	1,625	1,650
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)	200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	1,979	2,032
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (f)	6,528	7,081
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (f)	6,357	6,715
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,286
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	246
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,987
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (e)(f)	1,405	1,544
MetLife, Inc. 3.60% 11/13/2025	3,490	3,481
MetLife, Inc. 5.375% 7/15/2033	1,279	1,332
Metropolitan Life Global Funding I 5.40% 9/12/2028 (e)	840	871
Metropolitan Life Global Funding I 4.85% 1/8/2029 (e)	2,050	2,089
Metropolitan Life Global Funding I 5.15% 3/28/2033 (e)	619	629
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (f)	6,200	6,017
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (f)	2,225	2,149
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	1,430	1,468
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	763	773
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (f)	1,367	1,327
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)	1,701	1,767
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)	2,020	2,078
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	13,336	12,940
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	350	355
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	21,869	22,301
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	21,784	22,631

167	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	USD1,704	$1,708
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	4,664	4,782
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	3,031	2,594
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (f)	11,313	11,593
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	3,069	3,108
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)	14,060	14,438
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	9,846	10,207
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,834
MSCI, Inc. 3.25% 8/15/2033 (e)	695	610
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	3,555	3,587
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)	2,170	2,210
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (e)	2,090	2,132
OneMain Finance Corp. 7.125% 3/15/2026	87	88
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR565	725
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	165	203
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	1,345	1,760
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	USD4,594	4,759
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	12,265	13,716
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	635	660
Royal Bank of Canada 4.90% 1/12/2028	360	367
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,392
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (f)	5,100	5,319
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (f)	3,706	3,773
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (e)(f)	546	568
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (f)	1,640	1,577
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)	2,579	2,635
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,451
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,067
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,089
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	393
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (e)	1,400	1,453
Swedbank AB 6.136% 9/12/2026 (e)	2,100	2,146
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (f)	1,370	1,389
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (f)	2,605	2,636
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	2,396	2,592
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	1,741	1,794
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	4,707	4,800
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	1,586	1,657
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	2,440	2,530
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	2,115	2,129
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	7,300	7,518
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)	2,839	2,804
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	1,712	1,799
UBS AG 7.50% 2/15/2028	2,445	2,638
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (e)(f)	11,200	10,990
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (e)(f)	6,623	6,407
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)	17,490	17,966
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)	14,459	15,017
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (e)(f)	9,636	9,438
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	1,392	1,204
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (e)(f)	20,425	18,546
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (e)(f)	4,038	3,524
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (e)(f)	5,000	6,184

American Funds Insurance Series	168

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UniCredit SpA 4.625% 4/12/2027 (e)	USD1,395	$1,395
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	455
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (f)	6,615	6,524
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	11,151	11,397
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	1,003	967
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	8,357	8,429
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (f)	4,895	4,964
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	2,545	2,628
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	4,260	4,364
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	6,025	6,167
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	4,062	4,442
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)	198	199
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	13,513	13,954
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	5,719	4,877
		1,215,226

Utilities 4.25%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	930
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,099
Alabama Power Co. 3.00% 3/15/2052	3,219	2,085
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)	411	303
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	441
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,074
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	851
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)	2,400	2,336
Comision Federal de Electricidad 4.688% 5/15/2029 (e)	3,655	3,573
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,550
DTE Energy Co. 5.10% 3/1/2029	7,900	8,059
DTE Energy Co. 3.00% 3/1/2032	259	236
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	319
Duke Energy Florida, LLC 5.875% 11/15/2033	370	395
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,080
Duke Energy Florida, LLC 3.00% 12/15/2051	293	185
Duke Energy Florida, LLC 5.95% 11/15/2052	575	591
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,709
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,542
Duke Energy Progress, LLC 2.50% 8/15/2050	644	373
Edison International 4.125% 3/15/2028	6,768	6,535
Edison International 6.95% 11/15/2029	1,575	1,638
Electricite de France SA 5.65% 4/22/2029 (e)	1,420	1,474
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR2,800	3,214
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	USD1,575	1,780
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,866
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (e)	1,310	1,292
Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,496
Eversource Energy 5.00% 1/1/2027	3,415	3,447
FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,701
FirstEnergy Corp. 2.65% 3/1/2030	16,560	15,212
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,197
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,668
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,600
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,938
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,201
Georgia Power Co. 4.95% 5/17/2033	1,845	1,860
Georgia Power Co. 5.25% 3/15/2034	3,200	3,265
Georgia Power Co. 3.70% 1/30/2050	190	142

169	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Jersey Central Power & Light Co. 2.75% 3/1/2032 (e)	USD525	$461
Monongahela Power Co. 3.55% 5/15/2027 (e)	1,700	1,676
NiSource, Inc. 5.40% 6/30/2033	650	665
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,283
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,709
Pacific Gas and Electric Co. 2.10% 8/1/2027	2,026	1,919
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,876
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,415
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,356
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,858
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	34,617
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	18,759
Pacific Gas and Electric Co. 6.40% 6/15/2033	12,824	13,412
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,294	1,394
Pacific Gas and Electric Co. 5.80% 5/15/2034	5,376	5,378
Pacific Gas and Electric Co. 5.70% 3/1/2035	14,434	14,312
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,405
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,524	4,458
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,807	10,149
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,410	2,188
PacifiCorp 5.30% 2/15/2031	603	621
PacifiCorp 5.45% 2/15/2034	8,920	9,051
PacifiCorp 3.30% 3/15/2051	325	212
PacifiCorp 2.90% 6/15/2052	586	347
PacifiCorp 5.35% 12/1/2053	3,678	3,310
PacifiCorp 5.50% 5/15/2054	8,738	8,046
PacifiCorp 5.80% 1/15/2055	7,735	7,411
PECO Energy Co. 5.25% 9/15/2054	1,775	1,685
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,798
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,237
Public Service Electric and Gas Co. 5.50% 3/1/2055	1,503	1,484
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,178
Southern California Edison Co. 5.30% 3/1/2028	3,826	3,876
Southern California Edison Co. 4.20% 3/1/2029	8,211	8,042
Southern California Edison Co. 2.85% 8/1/2029	7,858	7,275
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,586
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,383
Southern California Edison Co. 5.45% 6/1/2031	9,875	10,055
Southern California Edison Co. 5.20% 6/1/2034	5,196	5,043
Southern California Edison Co. 5.45% 3/1/2035	1,845	1,812
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,644
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,288
Southern California Edison Co. 5.625% 2/1/2036	7,051	6,866
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,666
Southern California Edison Co. 2.95% 2/1/2051	706	414
Southern California Edison Co. 3.65% 6/1/2051	29	19
Southern California Edison Co. 5.90% 3/1/2055	1,661	1,521
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,481
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,343
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,234
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	451
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	772
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	230
Xcel Energy, Inc. 4.75% 3/21/2028	7,808	7,886
Xcel Energy, Inc. 2.60% 12/1/2029	4,049	3,747
Xcel Energy, Inc. 5.45% 8/15/2033	4,355	4,445
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,300
		466,306

American Funds Insurance Series	170

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 4.14%
AbbVie, Inc. 5.05% 3/15/2034	USD18,501	$18,844
AbbVie, Inc. 5.35% 3/15/2044	800	785
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,345
AbbVie, Inc. 5.50% 3/15/2064	550	534
Amgen, Inc. 5.507% 3/2/2026	725	725
Amgen, Inc. 5.15% 3/2/2028	5,326	5,444
Amgen, Inc. 4.05% 8/18/2029	7,429	7,345
Amgen, Inc. 2.45% 2/21/2030	5,131	4,700
Amgen, Inc. 5.25% 3/2/2030	2,854	2,942
Amgen, Inc. 4.20% 3/1/2033	8,502	8,164
Amgen, Inc. 5.25% 3/2/2033	20,793	21,300
Amgen, Inc. 4.875% 3/1/2053	3,360	2,937
Amgen, Inc. 4.40% 2/22/2062	196	153
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	7,062
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,406
Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,688
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,134
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,242
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	422
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,234
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,602
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,866
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,535
Centene Corp. 4.25% 12/15/2027	14,860	14,644
Centene Corp. 2.45% 7/15/2028	12,410	11,533
Centene Corp. 4.625% 12/15/2029	14,945	14,546
Centene Corp. 3.375% 2/15/2030	15,718	14,488
Cigna Group (The) 5.125% 5/15/2031	2,095	2,156
Cigna Group (The) 5.25% 2/15/2034	3,745	3,806
CVS Health Corp. 5.125% 2/21/2030	1,720	1,752
CVS Health Corp. 5.25% 1/30/2031	960	982
CVS Health Corp. 5.55% 6/1/2031	3,707	3,852
CVS Health Corp. 5.25% 2/21/2033	2,122	2,137
CVS Health Corp. 5.70% 6/1/2034	7,706	7,938
CVS Health Corp. 5.625% 2/21/2053	40	37
CVS Health Corp. 5.875% 6/1/2053	4,897	4,682
CVS Health Corp. 6.05% 6/1/2054	1,995	1,957
CVS Health Corp. 6.00% 6/1/2063	1,344	1,286
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,356
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,660
Elevance Health, Inc. 4.55% 5/15/2052	271	222
Elevance Health, Inc. 5.125% 2/15/2053	784	701
Elevance Health, Inc. 5.70% 2/15/2055	995	965
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,641
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,962
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,457
HCA, Inc. 5.20% 6/1/2028	4,165	4,256
HCA, Inc. 2.375% 7/15/2031	2,233	1,944
HCA, Inc. 3.625% 3/15/2032	2,400	2,215
HCA, Inc. 4.625% 3/15/2052	226	182
Humana, Inc. 5.375% 4/15/2031	5,530	5,659
Humana, Inc. 5.55% 5/1/2035	1,735	1,745
Humana, Inc. 5.75% 4/15/2054	954	889
Johnson & Johnson 4.80% 6/1/2029	3,970	4,080
Johnson & Johnson 4.90% 6/1/2031	4,175	4,319
Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,966
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,386
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,921
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,311
Roche Holdings, Inc. 1.93% 12/13/2028 (e)	7,545	7,031

171	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	USD765	$757
Roche Holdings, Inc. 2.607% 12/13/2051 (e)	645	395
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	302
Stryker Corp. 4.85% 2/10/2030	1,235	1,260
Stryker Corp. 5.20% 2/10/2035	1,110	1,132
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,080
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,874
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,460
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	4,063
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,935	3,327
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	725	741
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	37,896	27,295
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,408
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	401
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	417
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,935
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,602
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,125
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	956
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	772
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	380
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,165
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	59
Viatris, Inc. 4.00% 6/22/2050	3,750	2,500
		454,479

Consumer discretionary 3.71%
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)	335	325
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,626
Amazon.com, Inc. 3.45% 4/13/2029	600	589
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,670
Amazon.com, Inc. 4.10% 4/13/2062	470	369
Atlas LuxCo 4 SARL 4.625% 6/1/2028 (e)	255	247
Bath & Body Works, Inc. 6.875% 11/1/2035	14,740	15,308
BMW US Capital, LLC 3.45% 4/1/2027 (e)	1,075	1,059
BMW US Capital, LLC 3.70% 4/1/2032 (e)	1,350	1,259
Carnival Corp. 6.125% 2/15/2033 (e)	4,115	4,213
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (e)	794	802
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (e)	3,567	3,523
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (e)	1,320	1,339
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (e)	832	855
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (e)	3,230	3,015
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (e)	565	578
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (e)	8,174	7,096
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032 (e)	430	437
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033 (e)	691	701
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (e)	246	247
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035 (e)	3,395	3,457
Ford Motor Co. 3.25% 2/12/2032	620	523
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	863
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	765
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	195
Ford Motor Credit Co., LLC 5.125% 11/5/2026	9,695	9,675
Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,479
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,171
Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,542
Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	482
Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	38,603

American Funds Insurance Series	172

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 3.815% 11/2/2027	USD3,990	$3,853
Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,842
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,284
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,099
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	790
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	969
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,756
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,639
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,312
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,266
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,069
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,953
Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,070
Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	714
General Motors Co. 6.125% 10/1/2025	13,888	13,913
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,517
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,420
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,000	10,126
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,129
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,216
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,905
Hanesbrands, Inc. 9.00% 2/15/2031 (e)	528	560
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,882
Home Depot, Inc. 4.75% 6/25/2029	1,849	1,888
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,626
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,809
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,644
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,147
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,662
Hyundai Capital America 1.80% 10/15/2025 (e)	13,274	13,164
Hyundai Capital America 6.25% 11/3/2025 (e)	825	828
Hyundai Capital America 1.30% 1/8/2026 (e)	6,000	5,897
Hyundai Capital America 5.50% 3/30/2026 (e)	705	709
Hyundai Capital America 1.50% 6/15/2026 (e)	7,475	7,259
Hyundai Capital America 1.65% 9/17/2026 (e)	7,275	7,024
Hyundai Capital America 3.00% 2/10/2027 (e)	9,000	8,784
Hyundai Capital America 5.275% 6/24/2027 (e)	1,650	1,672
Hyundai Capital America 2.375% 10/15/2027 (e)	7,543	7,176
Hyundai Capital America 5.60% 3/30/2028 (e)	1,385	1,419
Hyundai Capital America 5.30% 6/24/2029 (e)	1,523	1,551
Hyundai Capital America 5.15% 3/27/2030 (e)	25,720	26,038
Hyundai Capital America 5.40% 6/24/2031 (e)	3,365	3,444
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (e)	3,695	3,622
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,545
Marriott International, Inc. 4.90% 4/15/2029	653	665
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,377
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,342
McDonald’s Corp. 4.95% 3/3/2035	786	786
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,991
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,133
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)	267	245
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,275
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,737
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,636
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	727
Travel + Leisure Co. 6.625% 7/31/2026 (e)	675	683

173	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (e)	USD1,635	$1,642
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (e)	5,190	5,525
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (e)	410	407
		407,376

Energy 2.63%
Antero Resources Corp. 5.375% 3/1/2030 (e)	280	282
APA Corp. 4.25% 1/15/2030 (e)	2,465	2,361
Apache Corp. 4.625% 11/15/2025	645	644
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	395	401
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,101
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	753
Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,763
Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,586
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,567
Cenovus Energy, Inc. 5.25% 6/15/2037	289	273
Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
Chevron Corp. 2.954% 5/16/2026	3,365	3,327
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	22,400	22,677
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (e)	268	283
Devon Energy Corp. 5.75% 9/15/2054	2,068	1,863
Diamondback Energy, Inc. 5.55% 4/1/2035	9,020	9,122
Ecopetrol SA 8.875% 1/13/2033	15,325	15,820
Energy Transfer, LP 5.25% 7/1/2029	979	1,003
Energy Transfer, LP 6.40% 12/1/2030	479	516
Eni SpA 5.50% 5/15/2034 (e)	359	362
Eni SpA 5.95% 5/15/2054 (e)	222	215
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,461
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,177
Equinor ASA 3.625% 9/10/2028	4,928	4,862
Equinor ASA 3.125% 4/6/2030	20,000	19,094
Equinor ASA 3.25% 11/18/2049	5,687	3,979
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,590
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,620
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	11,320	11,460
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)	1,470	1,493
Occidental Petroleum Corp. 6.625% 9/1/2030	5,120	5,417
Occidental Petroleum Corp. 5.55% 10/1/2034	5,200	5,106
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (e)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (e)	1,715	1,673
Oleoducto Central SA 4.00% 7/14/2027	350	341
Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,998
Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,143
Petroleos Mexicanos 6.875% 8/4/2026	2,965	2,968
Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,562
Petroleos Mexicanos 6.50% 3/13/2027	35,154	34,932
Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,354
Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,705
Petroleos Mexicanos 6.84% 1/23/2030	11,164	10,793
Petroleos Mexicanos 5.95% 1/28/2031	4,681	4,236
Petroleos Mexicanos 6.70% 2/16/2032	15,755	14,652
Petroleos Mexicanos 6.50% 6/2/2041	645	480
Petroleos Mexicanos 6.375% 1/23/2045	259	184
Petroleos Mexicanos 6.75% 9/21/2047	4,589	3,327
Petroleos Mexicanos 6.35% 2/12/2048	352	245
Petroleos Mexicanos 7.69% 1/23/2050	5,874	4,624
Petroleos Mexicanos 6.95% 1/28/2060	6,406	4,607
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	6,770	6,362

American Funds Insurance Series	174

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Shell Finance US, Inc. 2.75% 4/6/2030	USD377	$354
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027 (e)	809	814
TotalEnergies Capital International SA 3.455% 2/19/2029	885	866
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,377
		288,794

Industrials 1.88%
ADT Security Corp. 4.125% 8/1/2029 (e)	510	493
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041 (e)	730	550
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)	565	398
Air Lease Corp. 2.875% 1/15/2026	10,172	10,070
Air Lease Corp. 2.20% 1/15/2027	4,341	4,204
Air Lease Corp. 5.20% 7/15/2031	3,650	3,732
BAE Systems PLC 5.00% 3/26/2027 (e)	1,200	1,214
BAE Systems PLC 5.125% 3/26/2029 (e)	3,482	3,570
BAE Systems PLC 5.25% 3/26/2031 (e)	2,156	2,230
BAE Systems PLC 5.30% 3/26/2034 (e)	570	583
Boeing Co. (The) 2.75% 2/1/2026	11,211	11,085
Boeing Co. (The) 2.196% 2/4/2026	9,781	9,630
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,294
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,646
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,337
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,457
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,861
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,594
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,812
Boeing Co. (The) 3.625% 2/1/2031	751	708
Boeing Co. (The) 6.388% 5/1/2031	5,632	6,055
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,501
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	1,029
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	421
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,185
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (e)	1,260	1,270
CSX Corp. 4.10% 11/15/2032	1,886	1,830
CSX Corp. 5.20% 11/15/2033	1,333	1,379
CSX Corp. 4.50% 11/15/2052	4,470	3,773
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)	978	1,003
General Dynamics Corp. 3.75% 5/15/2028	479	477
General Dynamics Corp. 3.625% 4/1/2030	387	377
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,157
LG Energy Solution, Ltd. 5.25% 4/2/2028 (e)	13,205	13,260
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)	2,690	2,655
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,793
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,394
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,901
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,011
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,398
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	560
RTX Corp. 3.125% 5/4/2027	4,551	4,464
RTX Corp. 4.125% 11/16/2028	4,974	4,956
RTX Corp. 5.75% 1/15/2029	410	430
RTX Corp. 6.00% 3/15/2031	550	591
RTX Corp. 2.375% 3/15/2032	451	393
RTX Corp. 6.10% 3/15/2034	401	434
RTX Corp. 2.82% 9/1/2051	665	411
RTX Corp. 3.03% 3/15/2052	1,190	764
RTX Corp. 6.40% 3/15/2054	1,006	1,104

175	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (e)	USD2,550	$2,254
Triton Container International, Ltd. 3.15% 6/15/2031 (e)	2,482	2,156
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,150
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,109
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,067
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,733
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,141
Union Pacific Corp. 2.95% 3/10/2052	1,405	897
Union Pacific Corp. 5.60% 12/1/2054	470	468
United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,502
Veralto Corp. 5.50% 9/18/2026	350	354
Veralto Corp. 5.35% 9/18/2028	2,450	2,526
Veralto Corp. 5.45% 9/18/2033	1,680	1,734
Waste Management, Inc. 1.50% 3/15/2031	419	358
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,200
		206,108

Communication services 1.64%
AT&T, Inc. 1.70% 3/25/2026	17,807	17,453
AT&T, Inc. 1.65% 2/1/2028	4,700	4,410
AT&T, Inc. 4.30% 2/15/2030	15,940	15,893
AT&T, Inc. 2.55% 12/1/2033	12,748	10,673
AT&T, Inc. 5.40% 2/15/2034	442	455
AT&T, Inc. 4.50% 5/15/2035	174	166
CCO Holdings, LLC 5.125% 5/1/2027 (e)	4,800	4,788
CCO Holdings, LLC 4.75% 2/1/2032 (e)	1,265	1,201
CCO Holdings, LLC 4.25% 1/15/2034 (e)	3,875	3,452
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,424
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,403
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,029
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,550
Charter Communications Operating, LLC 4.80% 3/1/2050	5,134	4,111
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,679
Charter Communications Operating, LLC 3.90% 6/1/2052	6,148	4,223
Charter Communications Operating, LLC 5.25% 4/1/2053	1,065	905
Comcast Corp. 3.15% 2/15/2028	7,200	7,015
Comcast Corp. 4.55% 1/15/2029	1,610	1,628
Comcast Corp. 4.80% 5/15/2033	1,841	1,838
Comcast Corp. 2.887% 11/1/2051	18	11
Comcast Corp. 5.65% 6/1/2054	3,313	3,222
Comcast Corp. 5.50% 5/15/2064	250	233
Netflix, Inc. 4.90% 8/15/2034	645	658
Netflix, Inc. 5.40% 8/15/2054	127	125
News Corp. 5.125% 2/15/2032 (e)	1,300	1,273
SBA Tower Trust 1.631% 11/15/2026 (e)	6,741	6,470
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	675	649
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	12,000	10,674
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,350
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,950
T-Mobile USA, Inc. 4.95% 3/15/2028	705	717
T-Mobile USA, Inc. 4.80% 7/15/2028	175	177
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,764
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,372
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,378
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,070
T-Mobile USA, Inc. 5.05% 7/15/2033	832	838
T-Mobile USA, Inc. 5.75% 1/15/2034	730	765
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,538

American Funds Insurance Series	176

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD920	$937
T-Mobile USA, Inc. 5.50% 1/15/2055	406	385
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,882
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,528
Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,393
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,513
Verizon Communications, Inc. 3.55% 3/22/2051	625	447
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,983
Vodafone Group PLC 4.25% 9/17/2050	3,050	2,379
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,051
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	84
ZipRecruiter, Inc. 5.00% 1/15/2030 (e)	490	419
		179,531

Consumer staples 1.54%
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,582
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,349
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,683
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,125
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,227
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,383
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,661
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,102
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,069
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,389
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,458
BAT Capital Corp. 5.65% 3/16/2052	120	112
BAT International Finance PLC 1.668% 3/25/2026	4,070	3,986
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,930
Campbell’s Co. (The) 5.20% 3/21/2029	726	744
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,384
Constellation Brands, Inc. 4.35% 5/9/2027	890	891
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,632
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,289
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,966
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,783
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,342
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)	12,545	12,546
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,853
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	554
Mars, Inc. 4.80% 3/1/2030 (e)	4,670	4,733
Mars, Inc. 5.00% 3/1/2032 (e)	3,640	3,690
Mars, Inc. 5.20% 3/1/2035 (e)	15,670	15,866
Mars, Inc. 5.65% 5/1/2045 (e)	2,371	2,378
Mars, Inc. 5.70% 5/1/2055 (e)	13,235	13,212
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,459
Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,514
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,881
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,011
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,774
Philip Morris International, Inc. 4.75% 11/1/2031	830	837
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,699
Walmart, Inc. 4.10% 4/15/2033	1,206	1,178
Walmart, Inc. 4.50% 4/15/2053	1,416	1,241
		168,513

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 0.82%
American Tower Corp. 3.65% 3/15/2027	USD1,375	$1,359
Boston Properties, LP 2.90% 3/15/2030	4,630	4,256
Boston Properties, LP 3.25% 1/30/2031	463	425
Boston Properties, LP 2.55% 4/1/2032	1,674	1,413
Boston Properties, LP 2.45% 10/1/2033	1,335	1,067
Boston Properties, LP 6.50% 1/15/2034	10,849	11,621
Boston Properties, LP 5.75% 1/15/2035	11,874	11,957
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,038
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,369
COPT Defense Properties, LP 2.90% 12/1/2033	564	464
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)	395	350
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,924
Equinix, Inc. 2.90% 11/18/2026	2,762	2,708
Equinix, Inc. 3.20% 11/18/2029	887	842
Equinix, Inc. 3.90% 4/15/2032	1,155	1,094
FibraSOMA 4.375% 7/22/2031 (e)	1,475	1,152
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	1,755	1,743
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	2,755	2,626
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	3,135	2,895
Iron Mountain, Inc. 5.25% 3/15/2028 (e)	3,020	3,009
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	675	666
Iron Mountain, Inc. 6.25% 1/15/2033 (e)	4,395	4,522
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,112
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (e)	4,683	4,900
Prologis, LP 4.875% 6/15/2028	1,040	1,061
Prologis, LP 4.75% 6/15/2033	1,409	1,406
Prologis, LP 5.125% 1/15/2034	6,175	6,254
Prologis, LP 5.00% 3/15/2034	360	361
Prologis, LP 5.25% 6/15/2053	117	110
Service Properties Trust 3.95% 1/15/2028	1,710	1,581
Service Properties Trust 8.625% 11/15/2031 (e)	3,040	3,266
VICI Properties, LP 4.75% 2/15/2028	6,844	6,884
		89,435

Information technology 0.77%
Analog Devices, Inc. 2.10% 10/1/2031	270	236
Analog Devices, Inc. 5.05% 4/1/2034	717	735
Analog Devices, Inc. 2.80% 10/1/2041	521	379
Broadcom Corp. 3.875% 1/15/2027	5,966	5,927
Broadcom, Inc. 5.05% 7/12/2027	2,545	2,582
Broadcom, Inc. 4.00% 4/15/2029 (e)	609	601
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,230
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,337
Broadcom, Inc. 4.15% 4/15/2032 (e)	630	607
Broadcom, Inc. 3.469% 4/15/2034 (e)	11,652	10,413
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,051
Broadcom, Inc. 3.137% 11/15/2035 (e)	847	715
Broadcom, Inc. 4.926% 5/15/2037 (e)	2,879	2,796
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,020
Cisco Systems, Inc. 5.05% 2/26/2034	843	863
Cisco Systems, Inc. 5.10% 2/24/2035	2,675	2,739
Cisco Systems, Inc. 5.30% 2/26/2054	784	761
Fair Isaac Corp. 6.00% 5/15/2033 (e)	1,300	1,315
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,421
Oracle Corp. 1.65% 3/25/2026	4,867	4,768
Oracle Corp. 4.80% 8/3/2028	615	625
Oracle Corp. 5.25% 2/3/2032	1,340	1,375
Oracle Corp. 5.50% 8/3/2035	2,374	2,428

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
ServiceNow, Inc. 1.40% 9/1/2030	USD726	$630
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,649
Synopsys, Inc. 5.70% 4/1/2055	8,055	8,015
		84,218

Materials 0.55%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,120
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	141
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	700	555
Celanese US Holdings, LLC 6.415% 7/15/2027	6,297	6,525
Celanese US Holdings, LLC 6.85% 11/15/2028	3,575	3,759
Celanese US Holdings, LLC 6.58% 7/15/2029	8,862	9,242
Celanese US Holdings, LLC 7.05% 11/15/2030	4,530	4,771
Celanese US Holdings, LLC 6.629% 7/15/2032	800	839
Celanese US Holdings, LLC 7.20% 11/15/2033	1,031	1,095
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	834	846
Dow Chemical Co. (The) 5.15% 2/15/2034	452	452
Dow Chemical Co. (The) 5.35% 3/15/2035	199	198
Dow Chemical Co. (The) 5.55% 11/30/2048	142	130
Dow Chemical Co. (The) 6.90% 5/15/2053	62	67
Dow Chemical Co. (The) 5.60% 2/15/2054	504	459
Methanex Corp. 5.125% 10/15/2027	510	509
NOVA Chemicals Corp. 8.50% 11/15/2028 (e)	205	217
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	425	409
OCI NV 6.70% 3/16/2033 (e)	950	1,052
POSCO 5.75% 1/17/2028 (e)	745	766
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,281
		60,433
Total corporate bonds, notes & loans		3,620,419
U.S. Treasury bonds & notes 19.60%
U.S. Treasury 18.98%
U.S. Treasury 3.00% 7/15/2025	97,643	97,593
U.S. Treasury 5.00% 9/30/2025	1,090	1,092
U.S. Treasury 5.00% 10/31/2025	27,980	28,042
U.S. Treasury 2.25% 11/15/2025	6,785	6,734
U.S. Treasury 4.25% 12/31/2025	4,994	4,995
U.S. Treasury 3.625% 5/15/2026	1,926	1,919
U.S. Treasury 4.625% 6/30/2026	198	199
U.S. Treasury 4.375% 7/31/2026	271	272
U.S. Treasury 0.75% 8/31/2026	8,871	8,551
U.S. Treasury 4.625% 11/15/2026	3,589	3,625
U.S. Treasury 4.00% 1/15/2027	3,741	3,750
U.S. Treasury 1.875% 2/28/2027	4,000	3,877
U.S. Treasury 2.625% 5/31/2027	43,530	42,635
U.S. Treasury 3.875% 5/31/2027	29,928	30,048
U.S. Treasury 3.75% 6/30/2027	233,196	233,351
U.S. Treasury 2.25% 11/15/2027	105,830	102,343
U.S. Treasury 6.125% 11/15/2027	24,000	25,319
U.S. Treasury 1.125% 2/29/2028	9,895	9,253
U.S. Treasury 4.00% 2/29/2028	4,750	4,786
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 3.875% 6/15/2028	90,271	90,747
U.S. Treasury 1.00% 7/31/2028	5,630	5,190
U.S. Treasury 1.125% 8/31/2028	13,555	12,516
U.S. Treasury 5.25% 11/15/2028	5,700	5,973
U.S. Treasury 2.375% 5/15/2029	4,070	3,872

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 7/31/2029	USD334	$337
U.S. Treasury 3.875% 12/31/2029	44,049	44,235
U.S. Treasury 3.75% 5/31/2030	13,300	13,270
U.S. Treasury 4.00% 5/31/2030	23,286	24,077
U.S. Treasury 3.875% 6/30/2030	207,879	208,683
U.S. Treasury 4.125% 8/31/2030	11,215	11,377
U.S. Treasury 4.875% 10/31/2030	92,133	96,710
U.S. Treasury 4.125% 10/31/2031	1,408	1,423
U.S. Treasury 4.125% 11/30/2031	985	995
U.S. Treasury 4.00% 6/30/2032	39,211	39,233
U.S. Treasury 4.125% 11/15/2032	114	115
U.S. Treasury 4.375% 5/15/2034	100	102
U.S. Treasury 3.875% 8/15/2034	6,145	6,000
U.S. Treasury 4.25% 5/15/2035 (i)	217,126	217,415
U.S. Treasury 4.25% 5/15/2039 (i)	125,497	122,211
U.S. Treasury 1.375% 11/15/2040	24,540	15,629
U.S. Treasury 1.875% 2/15/2041	24,272	16,696
U.S. Treasury 4.75% 2/15/2041	75,066	76,057
U.S. Treasury 2.00% 11/15/2041	57	39
U.S. Treasury 2.375% 2/15/2042	2,701	1,964
U.S. Treasury 3.25% 5/15/2042	10,848	8,972
U.S. Treasury 5.00% 5/15/2045	108,592	111,536
U.S. Treasury 3.00% 2/15/2049	124,633	91,812
U.S. Treasury 2.875% 5/15/2049	19,228	13,799
U.S. Treasury 2.875% 5/15/2052	990	697
U.S. Treasury 4.00% 11/15/2052	7,328	6,412
U.S. Treasury 4.125% 8/15/2053	213	190
U.S. Treasury 4.625% 2/15/2055 (i)	228,046	221,971
U.S. Treasury 4.75% 5/15/2055	2,905	2,888
		2,081,540

U.S. Treasury inflation-protected securities 0.62%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (j)	5,495	5,493
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (j)	6,045	5,977
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (j)	11,474	11,488
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (j)	5,974	6,073
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (j)	— (c)	— (c)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (j)	2,337	1,852
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (j)	13,940	12,763
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (j)	24,528	23,721
		67,367
Total U.S. Treasury bonds & notes		2,148,907
Asset-backed obligations 5.42%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (a)(e)	4	4
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	9,848	9,853
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	11,785	11,841
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	3,485	3,502
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (a)(e)	200	200
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)	2,787	2,789
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (a)	431	434
American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028 (a)(e)	1,843	1,846
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (a)(e)	2,622	2,611
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (a)(e)	396	394
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (a)	581	575
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	2,613	2,562
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)	4,926	4,986

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	USD13,550	$13,516
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (a)(e)	2,563	2,557
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)	2,427	2,400
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)	623	617
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(e)	1,279	1,271
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(e)	3,445	3,347
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(e)	531	515
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(e)	193	187
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)	6,724	6,864
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,348	1,365
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)	5,059	5,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)	4,665	4,795
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)	5,541	5,594
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)	208	203
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(e)	3,080	2,892
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(e)	354	333
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)	1,183	1,185
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (a)	160	161
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (a)	266	267
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (a)	2,571	2,575
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	1,400	1,413
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	6,424	6,450
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)	13,328	13,517
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (a)(e)	27	27
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)	388	391
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	65	63
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(e)	172	177
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	13,731	12,661
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(e)	5,358	4,964
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(e)	597	561
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	196	189
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	18,497	18,303
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	1,907	1,765
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)	3,362	3,327
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(e)	364	328
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	5,994	5,770
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(e)	1,898	1,785
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	14,984	15,034
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	6,572	6,618
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)	622	630
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)	1,556	1,568
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)	799	817
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)	6,872	6,882
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)	1,538	1,432
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)	3,114	2,902
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(e)	285	261
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	1,237	1,241
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)	1,076	1,077
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028 (a)(e)	921	920
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	1,107	1,108
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027 (a)(e)	166	165
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(e)	819	832
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(e)	846	881
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	262	241
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)	2,594	2,605
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)	9,326	9,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(e)	897	896
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)	260	260
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(e)	10,564	10,643

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)	USD7,961	$8,088
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)	4,046	4,075
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	1,218	1,199
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027 (a)	34	34
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (a)	3,989	4,012
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	418	421
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	271	270
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	758	774
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	462	470
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)	1,014	1,105
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (a)(e)	561	562
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(e)	312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(e)	454	463
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(e)	307	309
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (a)	703	707
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (a)	597	605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)	4,218	4,283
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(e)	5,833	5,860
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)	1,411	1,330
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	1,071	986
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)	119	109
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)	1,838	1,756
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)	6,720	6,222
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)	1,869	1,743
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(e)	1,574	1,458
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027 (a)(e)	1,197	1,198
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(e)	1,079	1,080
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	1,053	1,056
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	561	567
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	507	519
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)	2,399	2,398
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(e)	1,521	1,536
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (a)	457	457
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (a)	434	436
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (a)	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(e)	4,815	4,929
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)	2,703	2,806
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)	3,984	4,173
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)	1,600	1,616
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030 (a)(e)	948	977
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)	330	334
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)	1,174	1,122
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	17,770	17,097
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	1,264	1,209
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)	859	824
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	3,007	3,057
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	190	191
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (a)	188	189
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	9,124	9,145
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (a)	139	140
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (a)	160	163
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (a)(e)	84	84
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (a)(e)	296	297
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)	438	440
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)	993	997
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)	775	776
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	615	618
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)	848	861
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	1,361	1,375
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(e)	3,223	3,300

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)	USD714	$732
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)	623	632
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)	483	502
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	123	126
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (a)	1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(e)	698	704
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	7,005	7,052
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (a)(e)	8,461	8,466
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)	7,140	7,186
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)	1,609	1,449
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)	940	842
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)	598	541
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	3,380	3,163
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.404% 3/15/2057 (a)(b)(e)	16,395	16,301
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)	165	154
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)	2,818	2,652
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)	6,417	6,005
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (a)(b)(e)	2,117	2,107
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	50,765	47,836
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (a)(b)(e)	121	122
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	598	603
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)	5,287	5,313
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	2,314	2,303
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(e)	482	480
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)	2,782	2,783
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)	3,502	3,530
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (a)(e)	1,721	1,720
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.454% 8/16/2027 (a)(b)(e)	1,393	1,394
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)	1,710	1,725
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)	4,558	4,589
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028 (a)(e)	909	923
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	4,870	4,861
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(e)	1,652	1,661
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027 (a)(e)	5,088	5,119
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.684% 7/25/2051 (a)(b)(e)	179	179
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027 (a)	215	214
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	1,700	1,702
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027 (a)	512	510
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	585	586
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	630	630
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	700	709
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)	4,791	4,803
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)	2,182	2,198
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)	558	562
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)	361	368
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(e)	2,186	2,050
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(e)	403	375
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(e)	646	663
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (a)(b)(e)	713	721
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	6,704	6,788
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	1,899	1,772
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	1,667	1,612
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	181	178
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	462	443
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)	529	506

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	USD995	$961
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)	1,950	1,838
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(e)	792	760
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	1,532	1,433
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)	4,739	4,364
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(e)	265	244
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)	4,000	3,736
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(e)	3,293	3,096
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(e)	99	89
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	7,680	7,145
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)	2,674	2,445
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)	260	236
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)	7,985	8,003
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)	5,380	5,466
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026 (a)(e)	206	206
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(e)	2,559	2,565
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(e)	3,052	3,070
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)	1,175	1,182
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	2,219	2,251
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	1,236	1,267
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(e)	12,088	12,160
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)	9,695	9,747
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	273	274
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (a)	232	235
		594,080
Municipals 1.46%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,439

Illinois 1.30%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,815
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,386
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,457
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	102,799	103,195
		142,917

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,714

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,784

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,510	4,411
Total municipals		160,265
Bonds & notes of governments & government agencies outside the U.S. 1.06%
Chile (Republic of) 4.00% 1/31/2052	580	448

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 7.50% 2/2/2034	USD2,530	$2,522
Dominican Republic 5.95% 1/25/2027 (e)	8,100	8,190
Dominican Republic 7.05% 2/3/2031 (e)	680	714
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	12,114
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	10,071
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	30,443
Japan 3.10% 3/20/2065	JPY1,968,100	13,705
Japan, Series 86, 2.40% 3/20/2055	1,908,300	12,173
Paraguay (Republic of) 5.00% 4/15/2026	USD285	285
Poland (Republic of) 5.75% 11/16/2032	555	587
Poland (Republic of) 4.875% 10/4/2033	830	826
United Mexican States 6.00% 5/13/2030	2,960	3,067
United Mexican States 6.00% 5/7/2036	14,755	14,599
United Mexican States 6.875% 5/13/2037	3,200	3,345
United Mexican States 7.375% 5/13/2055	3,090	3,197
		116,286
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 4/24/2026	11,910	11,725
Total bonds, notes & other debt instruments (cost: $10,550,957,000)		10,443,759
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (e)	555	13
FORESEA Holding SA, Class B (e)	61	1
Total common stocks (cost: $9,000)		14
Short-term securities 6.80%
Money market investments 6.80%
Capital Group Central Cash Fund 4.35% (k)(l)	7,457,964	745,797
Total short-term securities (cost: $745,710,000)		745,797
Total investment securities 102.04% (cost: $11,296,676,000)		11,189,570
Other assets less liabilities (2.04)%		(224,007)
Net assets 100.00%		$10,965,563
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	33	8/1/2025	USD13,156	$(29)
30 Day Federal Funds Futures	Long	380	9/2/2025	151,569	(11)
3 Month SOFR Futures	Long	3,768	9/17/2025	901,164	(132)
3 Month SOFR Futures	Short	7,493	3/18/2026	(1,804,502)	(2,876)
2 Year U.S. Treasury Note Futures	Long	7,288	10/3/2025	1,516,075	3,980
5 Year U.S. Treasury Note Futures	Long	14,759	10/3/2025	1,608,731	16,573
10 Year Euro-Bund Futures	Short	399	9/10/2025	(61,171)	317
10 Year Japanese Government Bond Futures	Short	76	9/22/2025	(73,369)	(249)

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
10 Year U.S. Treasury Note Futures	Long	5,413	9/30/2025	USD606,933	$11,168
10 Year Ultra U.S. Treasury Note Futures	Long	472	9/30/2025	53,933	986
20 Year U.S. Treasury Bond Futures	Long	17	9/30/2025	1,963	55
30 Year Ultra U.S. Treasury Bond Futures	Long	2,688	9/30/2025	320,208	11,557
					$41,339
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	15,927	USD	18,685	HSBC Bank	7/1/2025	$78
USD	18,048	EUR	15,927	BNP Paribas	7/1/2025	(715)
BRL	24,015	USD	4,192	Citibank	7/14/2025	212
USD	39,177	EUR	34,264	BNP Paribas	7/15/2025	(1,228)
JPY	7,850,983	USD	54,424	Citibank	7/16/2025	200
JPY	1,271,230	USD	8,809	Goldman Sachs	7/16/2025	36
USD	7,336	EUR	6,377	Bank of America	7/16/2025	(185)
JPY	3,901,364	EUR	23,501	JPMorgan Chase	7/16/2025	(571)
USD	84,956	JPY	12,198,797	JPMorgan Chase	7/17/2025	71
JPY	1,414,255	USD	9,801	Goldman Sachs	7/17/2025	40
USD	8,718	JPY	1,259,985	JPMorgan Chase	7/17/2025	(49)
USD	11,977	JPY	1,738,295	UBS AG	7/28/2025	(135)
USD	18,735	EUR	15,927	HSBC Bank	8/11/2025	(81)
						$(2,327)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.4555%	Annual	SOFR	Annual	12/6/2025	USD35,525	$25	$—	$25
SOFR	Annual	4.186%	Annual	2/18/2027	USD30,500	(287)	—	(287)
SOFR	Annual	3.39981%	Annual	3/31/2027	USD88,200	211	—	211
SOFR	Annual	3.62%	Annual	6/30/2027	USD40,816	(163)	—	(163)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	770	—	770
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(401)	—	(401)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	44	—	44
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	(12)	—	(12)
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	(18)	—	(18)
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	(23)	—	(23)
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	(23)	—	(23)
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	(33)	—	(33)
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	(69)	—	(69)

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	$(684)	$—	$(684)
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	(170)	—	(170)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	(170)	—	(170)
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	(46)	—	(46)
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	(86)	—	(86)
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	(87)	—	(87)
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	(165)	—	(165)
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	(81)	—	(81)
SOFR	Annual	3.762%	Annual	4/30/2032	USD26,088	(412)	—	(412)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	18	—	18
SOFR	Annual	3.871%	Annual	3/4/2034	USD25,128	(459)	—	(459)
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	396	—	396
						$(1,925)	$—	$(1,925)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$1,615	$—	$1,615
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	773	—	773
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	191	—	191
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	126	—	126
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	67	—	67
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	24	—	24
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	10	—	10
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(5)	—	(5)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(6)	—	(6)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(123)	—	(123)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(174)	—	(174)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(176)	—	(176)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(191)	—	(191)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(351)	—	(351)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(357)	—	(357)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(378)	—	(378)
							$1,045	$—	$1,045
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD94,715	$(7,109)	$(4,510)	$(2,599)

187	American Funds Insurance Series

The Bond Fund of America® (continued)
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 6/30/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD48,163	$1,065	$604	$461
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 6.80%
Money market investments 6.80%
Capital Group Central Cash Fund 4.35% (k)	$730,121	$2,295,601	$2,279,811	$94	$(208)	$745,797	$16,350

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Amount less than one thousand.
(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,833,396,000, which represented 16.72% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,595,000, which represented 0.07% of the net assets of the fund.

(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $79,661,000, which represented 0.73% of the net assets of the fund.
(j)	Index-linked bond whose principal amount moves with a government price index.
(k)	Rate represents the seven-day yield at 6/30/2025.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	188

Capital World Bond Fund®
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 96.14%	Principal amount (000)	Value (000)
Euros 22.44%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,053
Albania (Republic of) 4.75% 2/14/2035	2,290	2,700
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	653
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	126
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (a)	680	813
Altria Group, Inc. 3.125% 6/15/2031	800	929
American Tower Corp. 0.45% 1/15/2027	2,525	2,887
American Tower Corp. 0.875% 5/21/2029	1,470	1,605
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,301
AT&T, Inc. 1.60% 5/19/2028	2,350	2,699
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,218
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,126
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	700	892
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	329
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	5,000	6,058
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	2,800	3,353
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	1,019
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	2,730	2,104
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	923
BPCE SA 4.50% 1/13/2033	1,400	1,742
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,115
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (a)	4,980	5,840
Coca-Cola Co. 3.375% 8/15/2037	155	179
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,365
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,160
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,422
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,316
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	302
Egypt (Arab Republic of) 5.625% 4/16/2030	300	327
Electricite de France SA 4.25% 1/25/2032	1,300	1,605
Electricite de France SA 4.00% 5/7/2037	500	587
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	1,400	1,607
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,558
Enel Finance International NV 4.00% 2/20/2031	465	572
Engie SA 3.875% 1/6/2031	1,000	1,226
Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	1,375	1,605
Equinor ASA 1.375% 5/22/2032	3,650	3,850
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027) (a)	1,540	2,084
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029) (a)	475	602
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	308
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	2,030	2,543
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,592
European Investment Bank 0.25% 1/20/2032	2,075	2,100
European Investment Bank 1.50% 6/15/2032	1,000	1,093
European Investment Bank 2.875% 1/12/2033	4,500	5,359
European Investment Bank 2.875% 1/15/2035	395	465
European Union 0.25% 10/22/2026	610	703
European Union 2.875% 12/6/2027	1,060	1,272
European Union 2.875% 10/5/2029	170	204
European Union 3.125% 12/4/2030	190	231
European Union 0% 7/4/2031	705	712
European Union 3.25% 7/4/2034	380	458
European Union 0% 7/4/2035	220	192
European Union 3.75% 10/12/2045	425	502
European Union 0.70% 7/6/2051	3,000	1,785

189	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
European Union 3.375% 10/5/2054	EUR540	$580
Finland (Republic of) 3.00% 9/15/2033	2,370	2,827
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,132
French Republic O.A.T. 0.75% 2/25/2028	980	1,114
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,139
French Republic O.A.T. 0% 11/25/2030	19,550	20,032
French Republic O.A.T. 0% 5/25/2032	2,120	2,055
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,506
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,260
French Republic O.A.T. 3.00% 11/25/2034	4,430	5,134
French Republic O.A.T. 0.50% 5/25/2040	600	454
French Republic O.A.T. 0.75% 5/25/2052	360	202
French Republic O.A.T. 3.75% 5/25/2056	810	902
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,654
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,579
Germany (Federal Republic of) 0% 2/15/2030	16,885	18,062
Germany (Federal Republic of) 2.50% 2/15/2035	13,725	16,037
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,232
Germany (Federal Republic of) 0% 8/15/2050	1,200	669
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	758
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	772
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	2,094
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,995
Greece (Hellenic Republic of) 3.375% 6/15/2034	5,870	7,030
Greece (Hellenic Republic of) 3.625% 6/15/2035	4,385	5,309
Greece (Hellenic Republic of) 4.125% 6/15/2054	640	752
Grifols SA 7.50% 5/1/2030	100	124
Hungary (Republic of), Series Y, 4.50% 6/16/2034	380	452
Hungary (Republic of), Series Y, 4.875% 3/22/2040	305	352
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,578
Ireland (Republic of) 2.60% 10/18/2034	1,820	2,091
Ireland (Republic of) 3.00% 10/18/2043	1,130	1,268
Ireland (Republic of) 3.15% 10/18/2055	755	828
Italy (Republic of) 1.85% 7/1/2025	17,700	20,850
Italy (Republic of) 3.10% 8/28/2026	3,425	4,085
Italy (Republic of) 1.10% 4/1/2027	2,565	2,976
Italy (Republic of) 1.35% 4/1/2030	7	8
Italy (Republic of) 2.70% 10/1/2030	1,365	1,606
Italy (Republic of) 4.20% 3/1/2034	1,430	1,806
Italy (Republic of) 3.65% 8/1/2035	4,595	5,512
Italy (Republic of) 3.85% 10/1/2040	2,530	2,969
Italy (Republic of) 4.30% 10/1/2054	4,245	5,016
Johnson & Johnson 3.35% 2/26/2037	360	421
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,425
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,941
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	121
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,820
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)	2,000	2,280
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	590	705
MPT Finance Corp. 7.00% 2/15/2032	100	121
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)	660	877
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	2,725	2,977
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	185	210
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,939
Philip Morris International, Inc. 2.75% 6/6/2029	770	901
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	419
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	912
Portugal (Republic of) 0.475% 10/18/2030	350	374
Portugal (Republic of) 2.875% 10/20/2034	1,960	2,295
Portugal (Republic of) 3.00% 6/15/2035	2,870	3,370
Portugal (Republic of) 3.50% 6/18/2038	3,140	3,771

American Funds Insurance Series	190

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Portugal (Republic of) 3.375% 6/15/2040	EUR715	$832
Province of Ontario 3.25% 7/3/2035	1,120	1,318
Prysmian SpA 3.875% 11/28/2031	435	523
Quebec (Province of) 0.25% 5/5/2031	920	940
Quebec (Province of) 0.50% 1/25/2032	1,155	1,170
Quebec (Province of) 3.35% 7/23/2039	2,525	2,911
Queensland Treasury Corp. 3.25% 5/21/2035	360	424
Romania 2.125% 3/7/2028	1,440	1,642
Romania 3.75% 2/7/2034	530	534
Romania 6.00% 9/24/2044	745	808
Senegal (Republic of) 5.375% 6/8/2037	2,250	1,641
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	572
Shell International Finance BV 1.50% 4/7/2028	2,000	2,308
Slovak Republic, Series 250, 3.75% 3/6/2034	640	780
Spain (Kingdom of) 0% 1/31/2028	900	1,006
Spain (Kingdom of) 1.40% 7/30/2028	7,510	8,648
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,158
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,427
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,283
Spain (Kingdom of) 3.15% 4/30/2033	3,647	4,367
Spain (Kingdom of) 3.55% 10/31/2033	5,005	6,138
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,367
Spain (Kingdom of) 3.45% 10/31/2034	500	605
Spain (Kingdom of) 3.20% 10/31/2035	1,795	2,109
Spain (Kingdom of) 1.90% 10/31/2052	1,010	788
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	230
Stryker Corp. 1.00% 12/3/2031	450	465
T-Mobile USA, Inc. 3.15% 2/11/2032	1,705	1,991
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	2,073
Verallia SAS 3.875% 11/4/2032	4,500	5,287
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,941
		330,337

Japanese yen 8.79%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	691
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,759
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	2,060
Japan, Series 352, 0.10% 9/20/2028	314,350	2,134
Japan, Series 356, 0.10% 9/20/2029	1,029,800	6,907
Japan, Series 116, 2.20% 3/20/2030	576,100	4,226
Japan, Series 362, 0.10% 3/20/2031	514,000	3,386
Japan, Series 374, 0.80% 3/20/2034	68,200	454
Japan, Series 152, 1.20% 3/20/2035	1,239,550	8,430
Japan, Series 21, 2.30% 12/20/2035	720,000	5,379
Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,972
Japan, Series 173, 0.40% 6/20/2040	270,900	1,491
Japan, Series 179, 0.50% 12/20/2041	196,950	1,056
Japan, Series 182, 1.10% 9/20/2042	619,850	3,629
Japan, Series 186, 1.50% 9/20/2043	1,341,900	8,257
Japan, Series 188, 1.60% 3/20/2044	69,000	429
Japan, Series 192, 2.40% 3/20/2045	6,359,250	44,483
Japan, Series 53, 0.60% 12/20/2046	781,600	3,774
Japan, Series 37, 0.60% 6/20/2050	694,500	3,043
Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,765
Japan, Series 74, 1.00% 3/20/2052	246,100	1,150
Japan, Series 76, 1.40% 9/20/2052	5,800	30
Japan, Series 77, 1.60% 12/20/2052	53,250	288

191	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Japanese yen (continued)
Japan, Series 79, 1.20% 6/20/2053	JPY612,200	$2,959
Japan, Series 81, 1.60% 12/20/2053	168,700	898
Japan, Series 84, 2.10% 9/20/2054	455,100	2,714
		129,364

British pounds 4.59%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,115
Electricite de France SA 5.50% 3/27/2037	900	1,176
KfW 1.125% 7/4/2025	1,165	1,599
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,075
Quebec (Province of) 2.25% 9/15/2026	1,870	2,511
United Kingdom 0.125% 1/30/2026	425	573
United Kingdom 4.25% 12/7/2027	3,785	5,269
United Kingdom 1.625% 10/22/2028	3,690	4,746
United Kingdom 4.125% 7/22/2029	2,015	2,792
United Kingdom 4.75% 12/7/2030	4,770	6,821
United Kingdom 0.25% 7/31/2031	12,845	14,143
United Kingdom 1.00% 1/31/2032	7,120	8,046
United Kingdom 4.25% 6/7/2032	1,310	1,814
United Kingdom 3.25% 1/31/2033	1,090	1,400
United Kingdom 0.625% 7/31/2035	210	199
United Kingdom 0.875% 1/31/2046	4,917	3,113
United Kingdom 3.75% 10/22/2053	1,870	1,993
United Kingdom 4.375% 7/31/2054	5,570	6,625
United Kingdom 2.50% 7/22/2065	3,313	2,523
		67,533

Brazilian reais 2.64%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL33,688	5,692
Brazil (Federative Republic of) 10.00% 1/1/2031	113,384	18,323
Brazil (Federative Republic of) 10.00% 1/1/2035	58,289	8,856
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,126	355
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	26,763	4,382
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	7,920	1,278
		38,886

Canadian dollars 2.06%
Canada (Government) 3.50% 3/1/2028	CAD25,228	18,927
Canada (Government) 1.50% 12/1/2031	5,690	3,811
Canada (Government) 3.25% 12/1/2033	7,330	5,412
Canada (Government) 2.75% 12/1/2048	3,500	2,246
		30,396

Australian dollars 2.06%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,123
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,226
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,841
New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	8,219
New South Wales Treasury Corp. 4.75% 9/20/2035	3,115	2,037
New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	9,231
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,621
		30,298

South Korean won 1.71%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW4,513,500	3,394

American Funds Insurance Series	192

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Korean won (continued)
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW5,158,930	$3,816
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	3,021
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	14,987
		25,218

Chinese yuan renminbi 1.63%
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY6,340	912
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	173
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	33,900	4,715
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,230	3,381
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	54,910	8,033
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	148
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	826
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	835
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	894
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	28,690	4,011
		23,928

Malaysian ringgits 1.55%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR26,902	6,544
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	6,143	1,517
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,588	2,523
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	636
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	9,030	2,283
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	35,614	8,920
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	1,277	344
		22,767

Mexican pesos 1.12%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	765
America Movil, SAB de CV, 9.50% 1/27/2031	29,290	1,566
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,034
United Mexican States, Series M, 7.75% 11/13/2042	83,507	3,691
United Mexican States, Series M, 8.00% 11/7/2047	7,830	347
United Mexican States, Series M, 8.00% 7/31/2053	198,770	8,719
United Mexican States, Series S, 4.00% 10/29/2054 (c)	7,738	357
		16,479

Indian rupees 1.07%
Asian Development Bank 6.72% 2/8/2028	INR144,700	1,705
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	932
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	396
European Bank for Reconstruction and Development 6.75% 1/13/2032	650,500	7,668
European Investment Bank 6.95% 3/1/2029	46,200	546
European Investment Bank 7.40% 10/23/2033	155,800	1,915
Inter-American Development Bank 7.00% 1/25/2029	18,000	213
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,484
Korea Development Bank 6.75% 7/1/2030	73,000	844
		15,703

Indonesian rupiah 0.66%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,410
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	1,556,000	96
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	63,512,000	3,932
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,748

193	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indonesian rupiah (continued)
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	IDR2,930,000	$186
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,810
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	6,937,000	475
		9,657

Norwegian kroner 0.45%
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,080	192
Norway (Kingdom of) 2.125% 5/18/2032	6,615	593
Norway (Kingdom of) 3.75% 6/12/2035	59,865	5,913
		6,698

South African rand 0.45%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	467
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	114,250	6,170
		6,637

Danish kroner 0.44%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK48,108	6,238
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,503	308
		6,546

Polish zloty 0.27%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,255
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,685
		3,940

Chilean pesos 0.19%
Chile (Republic of) 1.50% 3/1/2026 (c)	CLP903,263	971
Chile (Republic of) 5.00% 10/1/2028	955,000	1,025
Chile (Republic of) 6.00% 4/1/2033	675,000	743
		2,739

Turkish lira 0.13%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY73,785	1,738
Turkey (Republic of) 17.80% 7/13/2033	12,175	204
		1,942

Colombian pesos 0.07%
Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	1,052

Czech korunas 0.06%
Czech Republic 6.00% 2/26/2026	CZK17,550	851

U.S. dollars 43.76%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	202
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)	27	28
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,842
AbbVie, Inc. 5.35% 3/15/2044	75	74
AbbVie, Inc. 5.40% 3/15/2054	1,265	1,231
AbbVie, Inc. 5.50% 3/15/2064	150	146
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	694

American Funds Insurance Series	194

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	USD102	$102
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034 (e)	1,345	1,315
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,049
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	528	524
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)	660	465
AG Issuer, LLC 6.25% 3/1/2028 (e)	165	165
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (e)	68	70
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)	1,147	1,214
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	2,985	3,080
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	133
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	200	205
Alcoa Nederland Holding BV 4.125% 3/31/2029 (e)	75	72
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (g)(h)	65	66
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032 (d)(e)(h)	553	553
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	290	290
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	186
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)	65	66
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	72
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	292
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	209
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,805
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	101
Amer Sports Co. 6.75% 2/16/2031 (e)	35	36
American Electric Power Co., Inc. 1.00% 11/1/2025	250	247
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,071
Amgen, Inc. 2.20% 2/21/2027	445	431
Amgen, Inc. 5.25% 3/2/2030	981	1,011
Amgen, Inc. 5.25% 3/2/2033	2,687	2,752
Amgen, Inc. 5.65% 3/2/2053	1,284	1,255
AmWINS Group, Inc. 4.875% 6/30/2029 (e)	135	131
Angola (Republic of) 9.50% 11/12/2025	4,225	4,245
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	97
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	94
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.941% 9/1/2027 (g)(h)	95	86
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	994	1,006
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (d)(e)	559	570
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.827% 9/23/2031 (g)(h)	145	145
Aramark Services, Inc. 5.00% 2/1/2028 (e)	110	110
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	248
Aretec Group, Inc. 10.00% 8/15/2030 (e)	50	55
Artera Services, LLC 8.50% 2/15/2031 (e)	45	38
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (e)	55	52
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
AssuredPartners, Inc. 5.625% 1/15/2029 (e)	190	190
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (g)(h)	30	30
AT&T, Inc. 3.50% 9/15/2053	2,070	1,402
ATI, Inc. 7.25% 8/15/2030	60	63
Atkore, Inc. 4.25% 6/1/2031 (e)	25	23
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	122	116
Avient Corp. 6.25% 11/1/2031 (e)	25	25
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)	1,817	1,831
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)	996	1,036
B&G Foods, Inc. 5.25% 9/15/2027	210	191

195	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
B&G Foods, Inc. 8.00% 9/15/2028 (e)	USD25	$24
BAE Systems PLC 5.30% 3/26/2034 (e)	865	885
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)	20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(h)	219	235
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	979
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	423
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	4,040	3,522
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (a)	1,535	1,579
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025) (a)	640	639
BAT Capital Corp. 3.215% 9/6/2026	955	942
BAT Capital Corp. 5.625% 8/15/2035	5,501	5,600
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	124
Bath & Body Works, Inc. 6.875% 11/1/2035	75	78
Bausch Health Americas, Inc. 9.25% 4/1/2026 (e)	80	80
Baytex Energy Corp. 7.375% 3/15/2032 (e)	85	81
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	1,360	1,439
Becton, Dickinson and Co. 4.298% 8/22/2032	320	311
Biocon Biologics Global PLC 6.67% 10/9/2029 (e)	2,595	2,467
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	400	395
Block, Inc. 6.50% 5/15/2032	240	248
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)	1,070	1,112
BMW US Capital, LLC 4.15% 4/9/2030 (e)	900	885
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)	700	649
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)	1,275	1,143
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,496
Boeing Co. (The) 3.625% 2/1/2031	718	677
Boeing Co. (The) 6.388% 5/1/2031	723	777
Boeing Co. (The) 6.528% 5/1/2034	457	497
Boeing Co. (The) 5.805% 5/1/2050	50	48
Boeing Co. (The) 6.858% 5/1/2054	526	576
Bombardier, Inc. 7.125% 6/15/2026 (e)	16	16
Boost Newco Borrower, LLC 7.50% 1/15/2031 (e)	25	27
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	289	264
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	104
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(e)	3,520	3,698
Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,362
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,129	1,863
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	459
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(e)	1,599	1,609
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,972
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,148
British Columbia (Province of) 4.20% 7/6/2033	70	68
Broadcom, Inc. 4.00% 4/15/2029 (e)	250	247
Broadcom, Inc. 3.469% 4/15/2034 (e)	746	667
Broadcom, Inc. 3.137% 11/15/2035 (e)	185	156
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (e)	63	63
Brown & Brown, Inc. 5.25% 6/23/2032	28	29
Brown & Brown, Inc. 6.25% 6/23/2055	48	50
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (e)	1,341	1,383
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	230
BWX Technologies, Inc. 4.125% 4/15/2029 (e)	175	169
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(e)(h)	1,269	1,266
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,772
Caesars Entertainment, Inc. 4.625% 10/15/2029 (e)	15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	46

American Funds Insurance Series	196

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	USD1,633	$1,689
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(e)	200	220
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(e)	200	209
California Resources Corp. 7.125% 2/1/2026 (e)	50	50
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	254
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	714
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (e)	90	84
Carnival Corp. 6.00% 5/1/2029 (e)	100	101
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	163	164
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(h)	614	596
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	111	110
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	834	847
CCO Holdings, LLC 5.125% 5/1/2027 (e)	125	125
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	131
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	229
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	145
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	134
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	49
Centene Corp. 2.45% 7/15/2028	40	37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	56
Central Garden & Pet Co. 4.125% 10/15/2030	74	70
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	102
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,601
Charter Communications Operating, LLC 4.80% 3/1/2050	384	307
Charter Communications Operating, LLC 3.70% 4/1/2051	188	125
Charter Communications Operating, LLC 3.90% 6/1/2052	458	315
Charter Communications Operating, LLC 5.25% 4/1/2053	17	14
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,110
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	194
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	368
Cisco Systems, Inc. 5.10% 2/24/2035	990	1,014
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	805	843
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	1,240	1,282
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	436
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	90	91
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	15	15
Clarios Global, LP 8.50% 5/15/2027 (e)	90	91
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	99
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	64
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	235	237
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	175	182
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (g)(h)	252	252
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,185
CNX Resources Corp. 7.25% 3/1/2032 (e)	110	114
Coca-Cola Co. 4.65% 8/14/2034	336	338
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	76
Colombia (Republic of) 3.875% 4/25/2027	350	343
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,471
Colombia (Republic of) 8.00% 11/14/2035	445	448
Comcast Corp. 4.80% 5/15/2033	4,100	4,093
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	192	173
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	65	55
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	63
Connect Finco SARL 9.00% 9/15/2029 (e)	200	201

197	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (d)(e)(h)	USD1,208	$1,234
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.855% 5/25/2043 (d)(e)(h)	804	850
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (d)(e)(h)	658	665
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.405% 6/25/2043 (d)(e)(h)	305	319
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (d)(e)(h)	461	464
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (d)(e)(h)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (d)(e)(h)	1,148	1,156
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (d)(e)(h)	259	259
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (d)(e)(h)	671	671
ConocoPhillips Co. 5.50% 1/15/2055	3,050	2,897
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	204
Constellium SE 3.75% 4/15/2029 (e)	125	118
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,073
Corebridge Financial, Inc. 3.90% 4/5/2032	748	703
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	367
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (g)(h)	65	63
CoreWeave, Inc. 9.25% 6/1/2030 (e)	50	51
Coronado Finance Pty, Ltd. 9.25% 10/1/2029 (e)	125	93
Coty, Inc. 5.00% 4/15/2026 (e)	36	36
Coty, Inc. 4.75% 1/15/2029 (e)	65	64
Coty, Inc. 6.625% 7/15/2030 (e)	95	97
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	69
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)	178	186
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	161
Crown Castle, Inc. 2.50% 7/15/2031	767	670
CSX Corp. 3.80% 4/15/2050	75	57
CVR Partners, LP 6.125% 6/15/2028 (e)	65	65
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	40	41
Deluxe Corp. 8.00% 6/1/2029 (e)	20	19
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (a)	850	841
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,126
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,161
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(i)	8	7
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	133
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	50	50
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (g)(h)	13	13
DISH Network Corp. 11.75% 11/15/2027 (e)	296	305
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)	23	24
EchoStar Corp. 10.75% 11/30/2029	30	31
Edison International 5.25% 11/15/2028	1,862	1,844
Edison International 5.45% 6/15/2029	75	74
Edison International 6.95% 11/15/2029	350	364
Edison International 6.25% 3/15/2030	1,510	1,534
Edison International 5.25% 3/15/2032	705	669
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (a)	100	87
Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,553
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	466
Electricite de France SA 5.65% 4/22/2029 (e)	800	830
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	339

American Funds Insurance Series	198

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Element Solutions, Inc. 3.875% 9/1/2028 (e)	USD105	$102
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	26
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (g)(h)	25	26
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (e)	30	33
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)	190	201
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (g)(h)	84	84
Enel Finance International NV 1.625% 7/12/2026 (e)	1,248	1,212
Enel Finance International NV 2.125% 7/12/2028 (e)	1,227	1,146
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,983
Entergy Corp. 0.90% 9/15/2025	750	744
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	167
Enviri Corp. 5.75% 7/31/2027 (e)	145	143
EQT Corp. 6.375% 4/1/2029 (e)	20	21
EQT Corp. 7.50% 6/1/2030 (e)	45	49
Equinix, Inc. 1.80% 7/15/2027	1,145	1,092
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(e)	871	885
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)	1,348	1,358
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	95
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
ESAB Corp. 6.25% 4/15/2029 (e)	75	77
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	149
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (d)	62	62
Expand Energy Corp. 5.875% 2/1/2029 (e)	46	46
Expand Energy Corp. 6.75% 4/15/2029 (e)	30	30
Expand Energy Corp. 5.375% 3/15/2030	55	55
Expand Energy Corp. 4.75% 2/1/2032	15	15
Expand Energy Corp. 4.875% 4/15/2032 (j)	915	4
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,461
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	126
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	75	80
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	127	124
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (d)	1,635	1,417
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	248	206
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	1,414	1,124
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	1,380	1,097
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	3,437	2,727
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)	3,987	3,824
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	51	50
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	1,692	1,623
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	93	93
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	203	205
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	882	903
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	20	19
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)	4,375	4,302
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	532	532
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	16	16
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	58	58
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)	420	413
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	218	219
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,535	1,539
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	839	840
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	1,839	1,872
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	435	435
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	2,183	2,223
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	220	220
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	457	457

199	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	USD277	$282
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	320	321
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	578	588
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	1,639	1,647
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	1,581	1,618
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	944	961
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	646	661
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	219	223
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	196	202
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	4,031	4,038
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	3,341	3,344
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	1,039	1,040
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	1,514	1,540
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	1,306	1,329
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	838	853
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	586	596
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	570	582
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	420	431
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	318	326
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	177	181
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	17	17
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (d)	43	46
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	393	395
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	823	838
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	496	508
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	340	346
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	246	251
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	202	207
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	195	199
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	189	192
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	163	166
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	94	96
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	74	76
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	68	69
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	66	68
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	38	39
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	2,116	2,118
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	462	472
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,812	1,777
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	124	124
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	48	47
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	3,825	3,828
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (d)	707	731
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	612	585
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)	4,644	4,647
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	104	105
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	644	616
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	461	469
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	350	343
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	202	206
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,624	1,593
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	324	325
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (d)	1	2
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	371	364
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (d)(e)(h)	330	294
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	25	23
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	159
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	32
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (g)(h)	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)	95	96
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)	2	2

American Funds Insurance Series	200

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	USD45	$42
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,744
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(e)(h)	483	484
Ford Motor Co. 6.10% 8/19/2032	30	30
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,175	2,192
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	298
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	193
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	208
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	188
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,000	3,007
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	114
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	256
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)	1,680	1,617
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	2,088	1,797
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	195	190
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	605	480
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	911	898
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	372	357
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	3,297	3,249
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	2,788	2,674
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	5,529	5,434
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	259	260
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	22	22
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	695	697
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	173	177
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	58	59
Freddie Mac Pool #RA9795 4.00% 9/1/2053 (d)	34	32
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	2,668	2,672
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	1,592	1,620
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	29,450	28,942
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (d)	11,000	11,029
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	126	131
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	194	194
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	1,786	1,818
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (d)	927	863
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	1,449	1,450
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	103	105
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	126	129
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (d)	25	26
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	271	266
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	14,756	14,781
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	822	826
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	977	995
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	1,054	1,055
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	522	523
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	1,540	1,567
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	1,259	1,294
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	869	886
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	538	551
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	346	352
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	228	232
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	185	189
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	6,026	6,045
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	3,860	3,874
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	3,455	3,462
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	633	637
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	310	317
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	29	29
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	543	565
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	2,317	2,319

201	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	USD666	$668
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	1,084	1,104
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	592	606
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	560	574
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	514	528
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	331	337
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	443	444
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	426	408
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	1,156	1,157
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	523	513
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	340	340
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	13	13
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	58	59
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	152	149
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	627	637
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	322	315
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	166	169
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	449	441
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (d)	746	746
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.205% 4/25/2042 (d)(e)(h)	441	455
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(e)(h)	282	282
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (e)	2	2
Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	66
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)	103	104
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (e)	27	29
FXI Holdings, Inc. 12.25% 11/15/2026 (e)	497	438
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	67
Gartner, Inc. 3.75% 10/1/2030 (e)	70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	1,150	1,160
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	62
Georgia (Republic of) 2.75% 4/22/2026 (e)	400	389
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,389
Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,141
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (g)(h)	55	54
Global Auto Holdings PLC 11.50% 8/15/2029 (e)	200	196
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,043
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (a)	732	751
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (d)	3,561	2,987
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (d)	1,756	1,634
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (d)	185	172
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (d)	225	209
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (d)	10	9
Government National Mortgage Assn. 6.50% 7/1/2055 (d)(k)	1,708	1,754
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	754	551
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	659
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	14
Greenko Dutch BV 3.85% 3/29/2026	1,514	1,488
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,665
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	111
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	650
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (e)	15	15
HAH Group Holding Co., LLC 9.75% 10/1/2031 (e)	115	114
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (g)(h)	56	57
Harvest Midstream I, LP 7.50% 9/1/2028 (e)	25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26

American Funds Insurance Series	202

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(e)(h)	USD1,066	$1,068
HCA, Inc. 5.625% 9/1/2028	120	124
HealthEquity, Inc. 4.50% 10/1/2029 (e)	80	78
Helios Software Holdings, Inc. 8.75% 5/1/2029 (e)	200	206
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	68
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	253
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	1,188	1,194
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	234
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	102
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	25
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	108
Honduras (Republic of) 6.25% 1/19/2027	653	654
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(h)	1,949	2,004
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	175	174
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	186
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	111
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	209
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (a)	4,172	4,168
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,700	1,707
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,238
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,289
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(e)(h)	396	400
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	136
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (g)(h)	3	3
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(h)	2,712	2,799
Hungary (Republic of) 6.00% 9/26/2035 (e)	325	327
Hungary (Republic of) 5.50% 3/26/2036 (e)	290	280
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/15/2029 (g)(h)	54	55
Hyatt Hotels Corp. 5.75% 3/30/2032	16	16
Hyundai Capital America 1.50% 6/15/2026 (e)	2,375	2,306
Hyundai Capital America 1.65% 9/17/2026 (e)	269	260
Hyundai Capital America 2.00% 6/15/2028 (e)	600	555
Hyundai Capital America 6.50% 1/16/2029 (e)	132	139
Icahn Enterprises, LP 9.75% 1/15/2029	65	63
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	509
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	121
Insulet Corp. 6.50% 4/1/2033 (e)	7	7
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (e)	130	133
Intesa Sanpaolo SpA 7.00% 11/21/2025 (e)	225	227
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (d)(e)(h)	3,679	3,668
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)	200	206
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	82
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)	80	83
JH North America Holdings, Inc. 5.875% 1/31/2031 (e)	5	5
JH North America Holdings, Inc. 6.125% 7/31/2032 (e)	5	5
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)	1,243	1,218
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	536	556
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	732
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (g)(h)	75	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (g)(h)	50	50
KB Home 6.875% 6/15/2027	50	52
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	19
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	225

203	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (e)	USD15	$16
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)	10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)	1,290	1,304
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,277
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	231
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (d)(e)(h)	1,243	1,243
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (d)(e)	273	274
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	199
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	219	220
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	111
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	43
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(e)	530	532
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	105
LGI Homes, Inc. 8.75% 12/15/2028 (e)	155	161
Light and Wonder International, Inc. 7.00% 5/15/2028 (e)	20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027 (e)	5	5
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	129
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (a)	7,000	6,827
Lockheed Martin Corp. 5.20% 2/15/2064	309	286
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	135	129
LSB Industries, Inc. 6.25% 10/15/2028 (e)	90	89
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036 (d)(e)(h)	563	564
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(e)(h)	2,788	2,776
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,965
Mars, Inc. 5.00% 3/1/2032 (e)	1,450	1,470
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,493
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	284
Mastercard, Inc. 2.00% 11/18/2031	600	523
Matador Resources Co. 6.50% 4/15/2032 (e)	50	50
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
McDonald’s Corp. 4.95% 3/3/2035	476	476
Medline Borrower, LP 5.25% 10/1/2029 (e)	40	40
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (g)(h)	49	49
MEG Energy Corp. 5.875% 2/1/2029 (e)	30	30
Meituan 2.125% 10/28/2025	1,730	1,716
Melco Resorts Finance, Ltd. 5.25% 4/26/2026 (e)	1,528	1,527
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	873	872
Methanex Corp. 5.125% 10/15/2027	55	55
Methanex Corp. 5.25% 12/15/2029	5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,352	1,361
MGM Resorts International 5.50% 4/15/2027	90	91
Microchip Technology, Inc. 5.05% 2/15/2030	709	720
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (e)	30	30
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)	155	156
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	85	87
Minerva Luxembourg SA 8.875% 9/13/2033	1,086	1,174
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)	1,094	1,104
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)	539	543
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(e)	1,136	1,137
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	78
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70

American Funds Insurance Series	204

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	USD115	$117
Moog, Inc. 4.25% 12/9/2027 (e)	120	117
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	3,700	3,708
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,226
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	37
MSCI, Inc. 3.625% 11/1/2031 (e)	210	194
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056 (d)(h)	336	360
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (d)(e)(h)	493	498
Murphy Oil Corp. 6.00% 10/1/2032	25	24
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
MV24 Capital BV 6.748% 6/1/2034	1,025	995
Nabors Industries, Inc. 7.375% 5/15/2027 (e)	55	54
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	153
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)	1,250	1,294
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030 (e)	135	137
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	143
Navient Corp. 7.875% 6/15/2032	55	57
NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.030% 4/16/2029 (g)(h)	21	21
NCR Voyix Corp. 5.125% 4/15/2029 (e)	38	37
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,332
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,511
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	547	506
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	32
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	161
NFE Financing, LLC 12.00% 11/15/2029 (e)	709	323
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	55	56
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	70	70
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	662	663
Norfolk Southern Corp. 5.35% 8/1/2054	496	474
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (e)	150	151
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	90	97
Novelis Corp. 4.75% 1/30/2030 (e)	80	77
Novelis Corp. 3.875% 8/15/2031 (e)	20	18
NuStar Logistics, LP 5.625% 4/28/2027	80	81
Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
OCP SA 3.75% 6/23/2031	500	449
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	272
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	122
OneMain Finance Corp. 7.125% 9/15/2032	25	26
ONEOK, Inc. 5.80% 11/1/2030	69	72
ONEOK, Inc. 6.05% 9/1/2033	514	540
ONEOK, Inc. 6.625% 9/1/2053	290	302
OneSky Flight, LLC 8.875% 12/15/2029 (e)	35	36
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(d)(e)	770	776
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	1,494	1,510
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)	2,573	2,589
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	2,624	2,635
Open Text Corp. 3.875% 2/15/2028 (e)	25	24
Option Care Health, Inc. 4.375% 10/31/2029 (e)	25	24
Oracle Corp. 2.65% 7/15/2026	2,327	2,286
Oracle Corp. 3.25% 11/15/2027	1,880	1,838
Oracle Corp. 3.95% 3/25/2051	22	16
Orange 9.00% 3/1/2031 (a)	2,434	2,958
Osaic Holdings, Inc. 10.75% 8/1/2027 (e)	256	257
Owens & Minor, Inc. 6.625% 4/1/2030 (e)	40	38
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,972
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	539
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,569

205	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Pacific Gas and Electric Co. 3.30% 8/1/2040	USD4,525	$3,241
PacifiCorp 3.30% 3/15/2051	150	98
PacifiCorp 2.90% 6/15/2052	280	166
PacifiCorp 5.35% 12/1/2053	525	472
PacifiCorp 5.50% 5/15/2054	980	902
PacifiCorp 5.80% 1/15/2055	500	479
Panama (Republic of) 3.75% 4/17/2026	465	459
Panama (Republic of) 7.50% 3/1/2031	415	443
Panama (Republic of) 6.40% 2/14/2035	850	830
Panama (Republic of) 8.00% 3/1/2038	755	811
Panama (Republic of) 7.875% 3/1/2057	2,015	2,055
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	63
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	57
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (e)(f)(i)(j)	2	— (l)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	1,059	1,063
Performance Food Group, Inc. 5.50% 10/15/2027 (e)	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	107
Petroleos Mexicanos 6.875% 10/16/2025	946	946
Petroleos Mexicanos 6.875% 8/4/2026	638	639
Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,972
Petroleos Mexicanos 6.50% 3/13/2027	6,200	6,161
Petroleos Mexicanos 6.84% 1/23/2030	8,494	8,211
Petroleos Mexicanos 5.95% 1/28/2031	65	59
Petroleos Mexicanos 6.70% 2/16/2032	779	724
Petroleos Mexicanos 6.95% 1/28/2060	55	40
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	912
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,122
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	178
PG&E Corp. 5.00% 7/1/2028	235	229
PG&E Corp. 5.25% 7/1/2030	175	167
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	138
Philip Morris International, Inc. 5.125% 11/17/2027	315	321
Philip Morris International, Inc. 2.10% 5/1/2030	634	571
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,644
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,428
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	390
POSCO Holdings, Inc. 4.875% 1/23/2027 (e)	510	512
Post Holdings, Inc. 5.50% 12/15/2029 (e)	80	80
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	427
Post Holdings, Inc. 6.25% 2/15/2032 (e)	33	34
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	111
Procter & Gamble Co. 3.00% 3/25/2030	338	323
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(e)	902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	833	798
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	2,755	2,633
PT Freeport Indonesia 5.315% 4/14/2032	449	450
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (g)(h)	15	15
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)	282	277
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (g)(h)(i)	9	9
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)	910	911
Range Resources Corp. 4.75% 2/15/2030 (e)	145	141
Reworld Holding Corp. 4.875% 12/1/2029 (e)	25	24
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	83

American Funds Insurance Series	206

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	USD90	$88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,420	1,446
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	23
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (e)	20	19
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	1,700	1,736
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	92
Ryan Specialty, LLC 4.375% 2/1/2030 (e)	45	44
Ryan Specialty, LLC 5.875% 8/1/2032 (e)	20	20
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)	25	26
Sally Holdings, LLC 6.75% 3/1/2032	107	110
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,732
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,693
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	1,330	1,318
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	356
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	66	66
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	1,040	977
Scentre Group Trust 1 3.75% 3/23/2027 (e)	110	109
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	2,846	2,907
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	44
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	112
Sealed Air Corp. 6.125% 2/1/2028 (e)	180	183
Sealed Air Corp. 6.50% 7/15/2032 (e)	123	128
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	158	160
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.98% 12/29/2032 (d)(e)	826	829
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	766
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 8.625% 11/15/2031 (e)	60	64
ServiceNow, Inc. 1.40% 9/1/2030	756	655
Simmons Foods, Inc. 4.625% 3/1/2029 (e)	80	76
Sirius XM Radio, LLC 3.125% 9/1/2026 (e)	50	49
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	187
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	39	36
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	99
SK hynix, Inc. 1.50% 1/19/2026	563	554
SLM Corp. 6.50% 1/31/2030	85	89
SM Energy Co. 6.50% 7/15/2028	45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (d)(e)(h)	547	553
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (e)	595	605
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	185
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,125
Southern California Edison Co. 5.90% 3/1/2055	1,100	1,007
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (g)(h)	5	5
Sprint, LLC 7.625% 3/1/2026	130	131
Stagwell Global, LLC 5.625% 8/15/2029 (e)	115	110
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(e)(h)	216	216
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,467
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (d)(e)(h)	1,832	1,832
Stillwater Mining Co. 4.00% 11/16/2026 (b)	2,090	2,043
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	290	282
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46

207	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(e)(h)	USD6,917	$6,877
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,422
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	69	74
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (g)(h)	44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	15
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	56
Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	458
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	204
TGS ASA 8.50% 1/15/2030 (e)	200	207
Tidewater, Inc. 9.125% 7/15/2030 (e)	10	10
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	863	816
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	1,005
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,355
Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	429
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,445
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	88
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	47
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	75
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (e)	39	39
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (e)	92	94
Transocean, Inc. 8.75% 2/15/2030 (e)	32	33
Transocean, Inc. 6.80% 3/15/2038	35	25
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(f)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	100
Triumph Group, Inc. 9.00% 3/15/2028 (e)	57	60
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (g)(h)	124	125
Turkey (Republic of) 7.125% 7/17/2032	1,360	1,363
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	752	753
U.S. Treasury 3.875% 5/31/2027	662	664
U.S. Treasury 3.50% 9/30/2029	399	395
U.S. Treasury 4.125% 10/31/2029	328	333
U.S. Treasury 4.00% 5/31/2030	2,995	3,024
U.S. Treasury 4.125% 11/30/2031	704	711
U.S. Treasury 3.875% 8/15/2034	540	527
U.S. Treasury 4.625% 2/15/2035 (m)	1,681	1,734
U.S. Treasury 1.75% 8/15/2041 (m)	4,650	3,087
U.S. Treasury 4.75% 11/15/2043	2,650	2,648
U.S. Treasury 4.625% 5/15/2044	1,210	1,187
U.S. Treasury 3.00% 8/15/2048 (m)	5,045	3,730
U.S. Treasury 1.25% 5/15/2050	1,625	781
U.S. Treasury 4.75% 11/15/2053 (m)	4,809	4,763
U.S. Treasury 4.25% 2/15/2054	681	621
U.S. Treasury 4.625% 5/15/2054 (m)	5,926	5,755
U.S. Treasury 4.50% 11/15/2054	143	136
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	837	830
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)	10,569	10,964
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,487	1,900
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	183	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)	5,916	5,416
UKG, Inc. 6.875% 2/1/2031 (e)	77	80
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (d)(k)	3,098	2,789
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (d)(k)	4,068	3,892
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (d)(k)	171	168
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (d)(k)	5,160	5,244
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (d)(k)	183	193
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (d)(k)	6	6
United Mexican States 6.00% 5/7/2036	970	960

American Funds Insurance Series	208

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
United Mexican States 6.338% 5/4/2053	USD425	$391
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	85	84
United Rentals (North America), Inc. 3.875% 2/15/2031	130	122
Univision Communications, Inc. 8.00% 8/15/2028 (e)	110	112
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	228
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	21
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	77
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (f)(g)(h)(i)	32	18
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (f)(g)(h)(i)	33	18
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (f)(g)(h)(i)	54	30
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	102
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	80	83
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	89
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	59
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	115
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	27
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	85
Veralto Corp. 5.35% 9/18/2028	2,900	2,990
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	631	638
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	838	840
Voyager Parent, LLC 9.25% 7/1/2032 (e)	150	156
VZ Secured Financing BV 5.00% 1/15/2032 (e)	200	178
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	73
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (e)	200	199
Waste Management, Inc. 3.875% 1/15/2029	50	49
Waste Pro USA, Inc. 7.00% 2/1/2033 (e)	20	21
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	93	96
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)	4,698	4,633
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	1,600	1,365
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	200	203
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	156
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (d)(e)	50	50
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	146	146
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	103
WMG Acquisition Corp. 3.875% 7/15/2030 (e)	135	126
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	73
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(b)(i)	106	107
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	46
Ziggo BV 4.875% 1/15/2030 (e)	300	281
		644,142
Total bonds, notes & other debt instruments (cost: $1,425,802,000)		1,415,113
Preferred securities 0.01%	Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(f)(n)	48	68
Total preferred securities (cost: $49,000)		68
Common stocks 0.12%
Norwegian kroner 0.12%
Constellation Oil Services Holding SA (NDR) (n)	3,958,470	1,767

209	American Funds Insurance Series

Capital World Bond Fund® (continued)
Common stocks (continued)		Shares	Value (000)

U.S. dollars 0.00%
Altera Infrastructure, LP (f)		1,441	$45
New Fortress Energy, Inc., Class A (n)		4,095	14
DSG TopCo, Inc. (n)		420	6
Bighorn Permian Resources, LLC (f)		531	— (l)
Party City Holdco, Inc. (f)(n)		80	— (l)
Party City Holdco, Inc. (e)(f)(n)		1	— (l)
Venator Materials PLC (f)(n)		232	— (l)
Endo, Inc., 1L 6.125% Escrow (f)(n)		205,000	— (l)
			65
Total common stocks (cost: $2,070,000)			1,832
Investment funds 1.50%
Capital Group Central Corporate Bond Fund (o)		2,612,163	22,047
Total investment funds (cost: $20,457,000)			22,047
Short-term securities 2.54%
Money market investments 2.34%
Capital Group Central Cash Fund 4.35% (o)(p)		345,182	34,518
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.20%
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP150,475	2,878
Total short-term securities (cost: $37,370,000)			37,396
Options purchased (equity style) 0.00%
Options purchased (equity style) *			35
Total options purchased (equity style) (cost: $21,000)			35
Total investment securities 100.31% (cost: $1,485,769,000)			1,476,491
Total options written (equity style) † 0.00% (premium received: $121,000)			(12)
Other assets less liabilities (0.31)%			(4,525)
Net assets 100.00%			$1,471,954
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.43	GBP3,625	$35

American Funds Insurance Series	210

Capital World Bond Fund® (continued)
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.49	GBP(3,625)	$(12)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	817	7/25/2025	EUR129.00	EUR81,700	$64
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	(817)	7/25/2025	EUR128.00	EUR(81,700)	$(39)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SONIA Futures	Long	141	3/18/2026	USD46,637	$158
2 Year Italy Government Bond Futures	Long	239	9/10/2025	30,390	(13)
2 Year Euro-Schatz Futures	Short	300	9/10/2025	(37,900)	47
2 Year Canadian Government Bond Futures	Long	394	9/29/2025	30,572	23
2 Year U.S. Treasury Note Futures	Long	260	10/3/2025	54,086	92
3 Year Australian Treasury Bond Futures	Short	1	9/16/2025	(71)	— (l)
5 Year Euro-Bobl Futures	Long	403	9/10/2025	55,864	(127)
5 Year Canadian Government Bond Futures	Long	268	9/29/2025	22,458	101
5 Year U.S. Treasury Note Futures	Long	760	10/3/2025	82,840	884
10 Year French Government Bond Futures	Long	46	9/10/2025	6,710	(24)
10 Year Italy Government Bond Futures	Short	12	9/10/2025	(1,710)	(5)
10 Year Euro-Bund Futures	Short	683	9/10/2025	(104,711)	587

211	American Funds Insurance Series

Capital World Bond Fund® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
10 Year Australian Treasury Bond Futures	Short	118	9/15/2025	USD(8,901)	$(99)
10 Year Japanese Government Bond Futures	Short	106	9/22/2025	(102,331)	(348)
10 Year Canadian Government Bond Futures	Long	21	9/29/2025	1,881	1
10 Year Ultra U.S. Treasury Note Futures	Long	275	9/30/2025	31,423	678
10 Year UK Gilt Futures	Long	220	9/30/2025	28,094	375
10 Year U.S. Treasury Note Futures	Long	217	9/30/2025	24,331	469
20 Year U.S. Treasury Bond Futures	Long	115	9/30/2025	13,279	467
30 Year Euro-Buxl Futures	Short	46	9/10/2025	(6,434)	68
30 Year Ultra U.S. Treasury Bond Futures	Long	2	9/30/2025	238	5
					$3,339
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	3,740	USD	5,131	Morgan Stanley	7/1/2025	$3
USD	5,044	GBP	3,740	Morgan Stanley	7/1/2025	(90)
JPY	772,730	USD	5,329	Goldman Sachs	7/7/2025	41
USD	1,689	JPY	245,540	BNP Paribas	7/7/2025	(17)
EUR	14,600	USD	16,776	Citibank	7/8/2025	431
USD	1,028	EUR	890	UBS AG	7/8/2025	(20)
USD	1,739	EUR	1,510	Morgan Stanley	7/8/2025	(40)
USD	9,018	EUR	8,155	BNP Paribas	7/8/2025	(594)
EUR	18,217	USD	20,946	HSBC Bank	7/10/2025	527
USD	583	EUR	505	JPMorgan Chase	7/10/2025	(13)
USD	487	EUR	427	HSBC Bank	7/10/2025	(16)
USD	2,802	ZAR	50,000	UBS AG	7/10/2025	(20)
CNH	269,622	USD	37,612	Citibank	7/14/2025	98
EUR	2,692	USD	3,085	Standard Chartered Bank	7/14/2025	89
GBP	800	USD	1,082	Morgan Stanley	7/14/2025	17
AUD	2,600	USD	1,696	Standard Chartered Bank	7/14/2025	15
TRY	7,670	USD	189	Citibank	7/14/2025	1
INR	25,000	USD	291	Standard Chartered Bank	7/14/2025	— (l)
USD	858	NOK	8,645	Citibank	7/14/2025	— (l)
SEK	11,225	USD	1,191	BNP Paribas	7/14/2025	(4)
USD	1,731	CLP	1,623,750	Morgan Stanley	7/14/2025	(12)
USD	1,483	BRL	8,200	UBS AG	7/14/2025	(21)
USD	3,273	IDR	53,437,025	HSBC Bank	7/14/2025	(22)
USD	14,248	AUD	21,747	Citibank	7/14/2025	(69)
USD	2,353	BRL	13,480	Citibank	7/14/2025	(119)
EUR	5,075	USD	5,803	BNP Paribas	7/15/2025	182
CAD	5,525	USD	4,039	Bank of New York Mellon	7/15/2025	21
USD	863	EUR	745	Barclays Bank PLC	7/15/2025	(16)
EUR	34,176	USD	39,311	Bank of America	7/16/2025	992
USD	3,474	NOK	34,365	BNP Paribas	7/16/2025	64
EUR	4,922	GBP	4,185	BNP Paribas	7/16/2025	60
CNH	368,432	USD	51,481	HSBC Bank	7/16/2025	56
JPY	1,690,218	USD	11,717	Citibank	7/16/2025	43
CNH	68,468	USD	9,559	Citibank	7/16/2025	19
NZD	2,799	USD	1,704	UBS AG	7/16/2025	3
NOK	34,365	USD	3,412	UBS AG	7/16/2025	(2)

American Funds Insurance Series	212

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	2,711	EUR	2,330	Citibank	7/16/2025	$(37)
USD	16,932	EUR	14,600	UBS AG	7/16/2025	(285)
CAD	16,013	USD	11,740	Bank of New York Mellon	7/17/2025	31
JPY	2,279,574	USD	15,876	JPMorgan Chase	7/17/2025	(13)
USD	15,723	JPY	2,244,750	HSBC Bank	7/18/2025	101
JPY	1,135,410	USD	7,835	Bank of New York Mellon	7/18/2025	67
COP	2,800,000	USD	663	Morgan Stanley	7/18/2025	20
GBP	1,535	USD	2,090	Standard Chartered Bank	7/18/2025	17
IDR	14,450,980	USD	887	Citibank	7/18/2025	4
USD	10,414	KRW	14,246,054	Citibank	7/18/2025	(127)
USD	10,075	GBP	7,445	UBS AG	7/18/2025	(145)
USD	13,205	BRL	73,862	Citibank	7/18/2025	(327)
MYR	20,815	USD	4,902	Standard Chartered Bank	7/21/2025	41
THB	190,470	USD	5,839	Citibank	7/21/2025	40
SEK	32,900	USD	3,466	Morgan Stanley	7/21/2025	17
MYR	3,215	USD	758	JPMorgan Chase	7/21/2025	5
PLN	6,680	EUR	1,567	HSBC Bank	7/21/2025	4
USD	273	PLN	1,000	Citibank	7/21/2025	(4)
USD	2,280	CAD	3,109	HSBC Bank	7/21/2025	(6)
USD	899	MYR	3,934	HSBC Bank	7/21/2025	(36)
USD	1,343	MYR	5,889	BNP Paribas	7/21/2025	(55)
USD	1,304	MYR	5,740	Standard Chartered Bank	7/21/2025	(58)
USD	1,618	MYR	7,113	Standard Chartered Bank	7/21/2025	(71)
USD	2,922	MYR	12,851	Standard Chartered Bank	7/21/2025	(130)
USD	3,562	MYR	15,578	HSBC Bank	7/21/2025	(137)
USD	3,587	MYR	15,720	Standard Chartered Bank	7/21/2025	(145)
JPY	388,645	USD	2,751	Standard Chartered Bank	7/22/2025	(45)
USD	5,272	EUR	4,580	HSBC Bank	7/24/2025	(132)
GBP	3,981	EUR	4,620	BNP Paribas	7/25/2025	13
USD	5,494	EUR	4,805	UBS AG	7/25/2025	(177)
CHF	3,497	USD	4,361	Barclays Bank PLC	7/28/2025	63
MXN	35,424	USD	1,859	Morgan Stanley	7/28/2025	23
DKK	46,980	EUR	6,299	Bank of America	7/28/2025	— (l)
USD	5,237	NOK	52,916	Bank of America	7/28/2025	(14)
USD	11,415	DKK	73,090	Bank of America	7/28/2025	(151)
CZK	18,000	USD	852	Citibank	8/6/2025	6
SGD	1,400	USD	1,102	Bank of America	8/6/2025	3
CZK	47,290	EUR	1,908	Citibank	8/6/2025	2
HUF	1,284,310	EUR	3,202	Goldman Sachs	8/6/2025	(4)
USD	1,812	HUF	619,035	HSBC Bank	8/6/2025	(9)
USD	3,156	EUR	2,710	UBS AG	8/6/2025	(45)
EUR	5,100	CAD	8,144	Citibank	8/7/2025	31
USD	5,132	GBP	3,740	Morgan Stanley	8/11/2025	(3)
EUR	4,535	USD	5,211	HSBC Bank	9/12/2025	157
EUR	1,760	USD	2,053	UBS AG	9/17/2025	31
USD	1,567	EUR	1,362	UBS AG	9/17/2025	(46)
						$61

213	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	$3	$—	$3
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	(8)	—	(8)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	(33)	—	(33)
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	(33)	—	(33)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	62	—	62
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD25,620	21	—	21
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	25	—	25
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	226	—	226
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(172)	—	(172)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(35)	—	(35)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	(39)	—	(39)
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK32,270	26	—	26
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	7	—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK26,280	47	—	47
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,900	31	—	31
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,890	30	—	30
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK62,070	112	—	112
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,330	(17)	—	(17)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,350	(18)	—	(18)
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	(67)	—	(67)
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	(68)	—	(68)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	412	—	412
						$508	$—	$508
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	$(255)	$—	$(255)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	(321)	—	(321)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(542)	—	(542)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(870)	—	(870)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL52,510	316	—	316
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	98	—	98
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL10,600	67	—	67
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	41	—	41
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(389)	—	(389)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(1,313)	—	(1,313)
							$(3,168)	$—	$(3,168)

American Funds Insurance Series	214

Capital World Bond Fund® (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD2,037	$(45)	$(41)	$(4)
CDX.EM.43	1.00%	Quarterly	6/20/2030	9,890	246	350	(104)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	11,405	(856)	(735)	(121)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR15,490	(389)	(194)	(195)
					$(1,044)	$(620)	$(424)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 6/30/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR3,520	$386	$371	$15
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 1.50%
Capital Group Central Corporate Bond Fund	$21,147	$513	$—	$—	$387	$22,047	$513
Short-term securities 2.34%
Money market investments 2.34%
Capital Group Central Cash Fund 4.35% (p)	23,214	269,520	258,213	(1)	(2)	34,518	858
Total 3.84%				$(1)	$385	$56,565	$1,371

215	American Funds Insurance Series

Capital World Bond Fund® (continued)
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,770	$6,058	0.41%
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,040	2,280	0.15
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,971	2,043	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,338	1,318	0.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(i)	6/23/2023-3/24/2025	104	107	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023	94	96	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023-6/13/2025	2	2	0.00 (s)
Total		$11,319	$11,904	0.81%

(a)	Step bond; coupon rate may change at a later date.
(b)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $11,904,000, which represented 0.81% of the net assets of the fund.

(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,722,000, which represented 10.58% of the net assets of the fund.

(f)	Value determined using significant unobservable inputs.
(g)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,037,000, which represented 0.14% of the net assets of the fund.

(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Represents securities transacted on a TBA basis.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,222,000, which represented 0.90% of the net assets of the fund.
(n)	Security did not produce income during the last 12 months.
(o)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2025.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

American Funds Insurance Series	216

Capital World Bond Fund® (continued)

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NDR = Norwegian Depositary Receipts
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

217	American Funds Insurance Series

American High-Income Trust
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 88.27%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 88.17%
Communication services 13.96%
CCO Holdings, LLC 5.50% 5/1/2026 (a)	USD102	$102
CCO Holdings, LLC 5.00% 2/1/2028 (a)	586	581
CCO Holdings, LLC 5.375% 6/1/2029 (a)	525	523
CCO Holdings, LLC 6.375% 9/1/2029 (a)	445	454
CCO Holdings, LLC 4.75% 3/1/2030 (a)	3,281	3,181
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,484	2,370
CCO Holdings, LLC 4.25% 2/1/2031 (a)	3,164	2,958
CCO Holdings, LLC 7.375% 3/1/2031 (a)	70	73
CCO Holdings, LLC 4.75% 2/1/2032 (a)	2,708	2,570
CCO Holdings, LLC 4.50% 5/1/2032	2,419	2,254
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,232	2,042
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,646	4,139
Charter Communications Operating, LLC 4.80% 3/1/2050	437	350
Charter Communications Operating, LLC 3.70% 4/1/2051	473	315
Charter Communications Operating, LLC 3.90% 6/1/2052	950	653
Charter Communications Operating, LLC 5.25% 4/1/2053	577	491
Charter Communications Operating, LLC 3.85% 4/1/2061	175	112
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	870	823
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	460	426
Connect Finco SARL 9.00% 9/15/2029 (a)	6,630	6,672
Consolidated Communications, Inc. 5.00% 10/1/2028 (a)	225	228
Consolidated Communications, Inc. 6.50% 10/1/2028 (a)	80	82
CSC Holdings, LLC 5.50% 4/15/2027 (a)	430	411
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (b)(c)	329	321
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (b)(c)	1,698	1,676
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	285	81
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(d)	40	36
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	4,210	4,199
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (b)(c)	209	210
DISH Network Corp. 11.75% 11/15/2027 (a)	12,368	12,759
EchoStar Corp. 10.75% 11/30/2029	4,187	4,316
EchoStar Corp. 6.75% PIK 11/30/2030 (d)	3,157	2,883
Embarq, LLC 7.995% 6/1/2036	4,729	2,171
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	445	445
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	35	35
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	3,755	3,807
Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,625	2,653
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	3,261	3,306
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	225	239
Gray Media, Inc. 7.00% 5/15/2027 (a)	325	325
Gray Media, Inc. 10.50% 7/15/2029 (a)	4,250	4,569
Gray Media, Inc. 4.75% 10/15/2030 (a)	791	599
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,538	1,905
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.439% 12/1/2028 (b)(c)	2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (b)(c)	1,124	1,124
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (a)	6,565	6,711
Lamar Media Corp. 4.00% 2/15/2030	260	249
Lamar Media Corp. 3.625% 1/15/2031	160	148
Level 3 Financing, Inc. 3.75% 7/15/2029 (a)	550	465
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(d)(e)	3,213	1,108
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(d)(f)	688	688
News Corp. 3.875% 5/15/2029 (a)	710	680
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	1,254	1,252
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	3,780	3,685
Paramount Global 7.875% 7/30/2030	130	144
Paramount Global 6.875% 4/30/2036	490	502
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,240	1,254
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	1,760	1,728
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	700	695

American Funds Insurance Series	218

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	USD3,489	$3,353
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	590	587
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,100	2,860
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	5,756	5,120
Snap, Inc. 6.875% 3/1/2033 (a)	1,540	1,581
Sprint Capital Corp. 6.875% 11/15/2028	316	339
Sprint Capital Corp. 8.75% 3/15/2032	716	869
Sprint, LLC 7.625% 3/1/2026	480	485
Stagwell Global, LLC 5.625% 8/15/2029 (a)	1,285	1,230
TEGNA, Inc. 5.00% 9/15/2029	861	823
T-Mobile USA, Inc. 3.375% 4/15/2029	860	828
Univision Communications, Inc. 6.625% 6/1/2027 (a)	3,170	3,164
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,455	2,493
Univision Communications, Inc. 4.50% 5/1/2029 (a)	5,170	4,706
Univision Communications, Inc. 7.375% 6/30/2030 (a)	2,397	2,357
Univision Communications, Inc. 8.50% 7/31/2031 (a)	1,235	1,237
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.546% 6/24/2029 (b)(c)	68	68
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (a)	1,300	1,192
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,027	956
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	490	412
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	405	273
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,498	1,405
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	957	895
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	225	204
X Corp., Term Loan B3, 9.50% 10/26/2029 (b)	370	360
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (b)(c)	1,464	1,432
Ziggo BV 4.875% 1/15/2030 (a)	865	809
		138,870

Energy 12.69%
3R Lux SARL 9.75% 2/5/2031 (a)	675	683
Antero Midstream Partners, LP 5.375% 6/15/2029 (a)	620	616
Antero Midstream Partners, LP 6.625% 2/1/2032 (a)	40	41
Antero Resources Corp. 5.375% 3/1/2030 (a)	130	131
Archrock Partners, LP 6.25% 4/1/2028 (a)	255	256
Archrock Partners, LP 6.625% 9/1/2032 (a)	420	428
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	650	651
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	500	509
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	475	482
Baytex Energy Corp. 8.50% 4/30/2030 (a)	645	646
Baytex Energy Corp. 7.375% 3/15/2032 (a)	330	315
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,210	1,196
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	125	131
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	2,275	2,079
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	1,034	915
California Resources Corp. 7.125% 2/1/2026 (a)	195	196
California Resources Corp. 8.25% 6/15/2029 (a)	520	534
Chord Energy Corp. 6.75% 3/15/2033 (a)	1,315	1,344
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	1,220	1,272
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	585	578
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	740	759
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	730	742
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	2,547	2,578
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	290	298
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	280	265
CNX Resources Corp. 6.00% 1/15/2029 (a)	1,504	1,511
CNX Resources Corp. 7.375% 1/15/2031 (a)	861	899

219	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
CNX Resources Corp. 7.25% 3/1/2032 (a)	USD1,300	$1,347
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	405	406
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	890	865
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	2,150	2,190
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	1,258	1,312
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	1,790	1,749
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,490	1,426
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	495	496
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	420	438
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,408	1,361
DT Midstream, Inc. 4.375% 6/15/2031 (a)	307	294
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028 (a)	610	627
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (a)	1,360	1,503
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	730	697
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	765	707
Energy Transfer, LP 6.00% 2/1/2029 (a)	55	56
EQT Corp. 5.00% 1/15/2029	170	171
EQT Corp. 6.375% 4/1/2029 (a)	185	191
EQT Corp. 4.75% 1/15/2031 (a)	1,350	1,330
EQT Corp. 3.625% 5/15/2031 (a)	290	269
Expand Energy Corp. 6.75% 4/15/2029 (a)	635	643
Expand Energy Corp. 5.375% 3/15/2030	1,290	1,295
Expand Energy Corp. 4.75% 2/1/2032	290	282
Expand Energy Corp. 4.875% 4/15/2032 (e)	4,300	17
Genesis Energy, LP 7.75% 2/1/2028	72	73
Genesis Energy, LP 8.25% 1/15/2029	1,545	1,617
Genesis Energy, LP 8.875% 4/15/2030	1,225	1,302
Genesis Energy, LP 7.875% 5/15/2032	2,540	2,643
Global Partners, LP 6.875% 1/15/2029	135	137
Global Partners, LP 8.25% 1/15/2032 (a)	460	484
Global Partners, LP 7.125% 7/1/2033 (a)	265	269
Harbour Energy PLC 5.50% 10/15/2026 (a)	1,065	1,054
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	1,392	1,417
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	820	867
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	845	858
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	361	359
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	455	468
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,430	1,376
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	490	492
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	805	795
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	837	814
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	783	758
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	970	927
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	1,258	1,306
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (a)	250	259
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	350	362
Matador Resources Co. 6.875% 4/15/2028 (a)	425	434
Matador Resources Co. 6.50% 4/15/2032 (a)	720	721
Matador Resources Co. 6.25% 4/15/2033 (a)	800	796
MEG Energy Corp. 5.875% 2/1/2029 (a)	1,430	1,429
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(e)	739	15
Murphy Oil Corp. 6.375% 7/15/2028	243	245
Murphy Oil Corp. 6.00% 10/1/2032	410	391
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	820	757
Nabors Industries, Inc. 7.375% 5/15/2027 (a)	755	746
Nabors Industries, Inc. 7.50% 1/15/2028 (a)	75	67
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	990	949
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	525	390
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	935	520
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.807% 10/30/2028 (b)(c)	267	147

American Funds Insurance Series	220

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
NFE Financing, LLC 12.00% 11/15/2029 (a)	USD17,123	$7,788
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	105	106
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	1,110	1,114
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,695	1,727
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (a)	1,900	1,918
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	360	371
NuStar Logistics, LP 6.00% 6/1/2026	286	287
Occidental Petroleum Corp. 6.60% 3/15/2046	692	683
Occidental Petroleum Corp. 6.05% 10/1/2054	1,200	1,101
Parkland Corp. 5.875% 7/15/2027 (a)	605	606
Parkland Corp. 4.625% 5/1/2030 (a)	440	422
Parkland Corp. 6.625% 8/15/2032 (a)	70	72
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	58	59
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	955	991
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,490	1,505
Petroleos Mexicanos 6.875% 10/16/2025	350	350
Petroleos Mexicanos 4.50% 1/23/2026	695	686
Petroleos Mexicanos 6.875% 8/4/2026	155	155
Petroleos Mexicanos 6.49% 1/23/2027	160	159
Petroleos Mexicanos 5.35% 2/12/2028	125	120
Petroleos Mexicanos 6.50% 1/23/2029	140	137
Petroleos Mexicanos 8.75% 6/2/2029	777	805
Petroleos Mexicanos 6.84% 1/23/2030	510	493
Petroleos Mexicanos 5.95% 1/28/2031	715	647
Petroleos Mexicanos 6.50% 6/2/2041	10	7
Petroleos Mexicanos 6.75% 9/21/2047	31	22
Petroleos Mexicanos 6.35% 2/12/2048	10	7
Petroleos Mexicanos 7.69% 1/23/2050	185	146
Petroleos Mexicanos 6.95% 1/28/2060	460	331
Range Resources Corp. 8.25% 1/15/2029	500	515
Range Resources Corp. 4.75% 2/15/2030 (a)	285	277
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	268	267
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	204
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	335	317
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,745	1,787
Sunoco, LP 6.00% 4/15/2027	547	547
Sunoco, LP 5.875% 3/15/2028	290	291
Sunoco, LP 7.00% 5/1/2029 (a)	300	313
Sunoco, LP 4.50% 5/15/2029	1,970	1,914
Sunoco, LP 4.50% 4/30/2030	1,880	1,809
Sunoco, LP 7.25% 5/1/2032 (a)	1,335	1,403
Sunoco, LP 6.25% 7/1/2033 (a)	810	824
Talos Production, Inc. 9.00% 2/1/2029 (a)	985	1,009
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,265	1,293
Targa Resources Partners, LP 6.50% 7/15/2027	133	133
Targa Resources Partners, LP 5.50% 3/1/2030	327	332
Targa Resources Partners, LP 4.875% 2/1/2031	695	690
TGS ASA 8.50% 1/15/2030 (a)	710	736
Tidewater, Inc. 9.125% 7/15/2030 (a)	290	299
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	436	441
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)	369	369
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	1,074	1,092
Transocean, Inc. 8.00% 2/1/2027 (a)	140	138
Transocean, Inc. 8.75% 2/15/2030 (a)	399	411
Transocean, Inc. 8.50% 5/15/2031 (a)	665	594
Transocean, Inc. 6.80% 3/15/2038	425	299
USA Compression Partners, LP 6.875% 9/1/2027	332	333
USA Compression Partners, LP 7.125% 3/15/2029 (a)	430	441
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	1,190	1,123
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	195	201

221	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	USD1,600	$1,482
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,260	1,103
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	915	946
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	405	441
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	750	759
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	1,300	1,351
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	492	532
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(g)	413	402
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	1,140	1,222
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,425	1,425
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	970	1,051
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,470	1,470
Vital Energy, Inc. 7.875% 4/15/2032 (a)	700	599
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	3,309	3,413
Western Midstream Operating, LP 4.50% 3/1/2028	239	238
Western Midstream Operating, LP 5.25% 2/1/2050	300	253
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	395	393
		126,268

Financials 9.18%
AG Issuer, LLC 6.25% 3/1/2028 (a)	1,286	1,287
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (a)	392	406
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.574% 5/15/2032 (b)(c)	285	286
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (b)(c)	1,265	1,292
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	555	545
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,460	1,440
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	660	683
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	845	862
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	3,420	3,530
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,650	1,605
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,095	1,146
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	1,815	1,911
Aretec Group, Inc. 7.50% 4/1/2029 (a)	3,193	3,235
Aretec Group, Inc. 10.00% 8/15/2030 (a)	755	831
AssuredPartners, Inc. 5.625% 1/15/2029 (a)	365	364
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (b)(c)	496	498
Blackstone Private Credit Fund 6.00% 11/22/2034	795	778
Block, Inc. 2.75% 6/1/2026	1,640	1,607
Block, Inc. 3.50% 6/1/2031	1,820	1,671
Block, Inc. 6.50% 5/15/2032	920	950
Blue Owl Capital Corp. 3.40% 7/15/2026	290	285
Blue Owl Capital Corp. 3.125% 4/13/2027	600	580
Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	959
Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	391
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)	1,660	1,763
Brown & Brown, Inc. 5.25% 6/23/2032	92	94
Brown & Brown, Inc. 5.55% 6/23/2035	266	271
Brown & Brown, Inc. 6.25% 6/23/2055	331	342
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,416	3,205
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,554	2,276
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,661	3,289
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	710	601
Hightower Holding, LLC 6.75% 4/15/2029 (a)	1,280	1,277
Hightower Holding, LLC 9.125% 1/31/2030 (a)	195	208
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	1,100	1,140

American Funds Insurance Series	222

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HUB International, Ltd. 5.625% 12/1/2029 (a)	USD165	$165
HUB International, Ltd. 7.25% 6/15/2030 (a)	767	802
HUB International, Ltd. 7.375% 1/31/2032 (a)	870	911
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (b)(c)	146	146
Intercontinental Exchange, Inc. 3.625% 9/1/2028	410	402
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,335	1,282
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,075	1,106
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	830	861
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030) (g)	160	148
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	715	684
MPT Finance Corp. 7.00% 2/15/2032	EUR705	852
MSCI, Inc. 3.875% 2/15/2031 (a)	USD630	595
MSCI, Inc. 3.625% 11/1/2031 (a)	341	314
MSCI, Inc. 3.25% 8/15/2033 (a)	584	512
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (a)	380	395
Navient Corp. 6.75% 6/15/2026	510	517
Navient Corp. 5.00% 3/15/2027	2,253	2,245
Navient Corp. 4.875% 3/15/2028	550	543
Navient Corp. 5.50% 3/15/2029	3,815	3,739
Navient Corp. 9.375% 7/25/2030	1,547	1,708
Navient Corp. 11.50% 3/15/2031	880	998
Navient Corp. 7.875% 6/15/2032	1,455	1,515
Navient Corp. 5.625% 8/1/2033	2,463	2,267
OneMain Finance Corp. 3.875% 9/15/2028	165	158
OneMain Finance Corp. 9.00% 1/15/2029	105	110
OneMain Finance Corp. 6.625% 5/15/2029	1,055	1,085
OneMain Finance Corp. 5.375% 11/15/2029	950	935
OneMain Finance Corp. 7.875% 3/15/2030	915	973
OneMain Finance Corp. 4.00% 9/15/2030	245	226
OneMain Finance Corp. 7.50% 5/15/2031	125	131
OneMain Finance Corp. 7.125% 11/15/2031	1,335	1,390
OneMain Finance Corp. 7.125% 9/15/2032	1,975	2,047
Osaic Holdings, Inc. 10.75% 8/1/2027 (a)	4,101	4,113
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.827% 8/17/2028 (b)(c)	475	476
Owl Rock Capital Corp. 3.75% 7/22/2025	145	145
Oxford Finance, LLC 6.375% 2/1/2027 (a)	1,488	1,497
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	675	702
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	440	450
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	520	534
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	230	230
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	520	508
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	720	697
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	805	812
SLM Corp. 6.50% 1/31/2030	680	714
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	655	649
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	600	632
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	535	553
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	385	398
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (b)(c)	2,891	2,932
Voyager Parent, LLC 9.25% 7/1/2032 (a)	3,240	3,373
WEX, Inc. 6.50% 3/15/2033 (a)	550	555
		91,340

Consumer discretionary 9.11%
Advance Auto Parts, Inc. 5.95% 3/9/2028	853	873
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,470	1,379
Advance Auto Parts, Inc. 3.50% 3/15/2032	1,629	1,428

223	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(c)(f)	USD556	$556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(c)(d)(f)	509	509
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	555	539
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	2,545	2,478
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,375	1,395
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	305	319
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	1,849	1,931
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,275	1,232
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	600	571
Bath & Body Works, Inc. 6.875% 11/1/2035	1,581	1,642
Bath & Body Works, Inc. 6.75% 7/1/2036	910	926
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.049% 10/16/2031 (b)(c)	591	594
Boyd Gaming Corp. 4.75% 12/1/2027	441	439
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	575	552
Boyne USA, Inc. 4.75% 5/15/2029 (a)	650	631
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,794	1,714
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	2,345	2,430
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,570	1,612
Carnival Corp. 5.75% 3/1/2027 (a)	505	510
Carnival Corp. 4.00% 8/1/2028 (a)	1,450	1,420
Carnival Corp. 7.00% 8/15/2029 (a)	135	142
Carnival Corp. 6.125% 2/15/2033 (a)	3,765	3,855
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	150	160
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	1,800	1,725
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	2,155	1,990
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,295	1,218
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	334	334
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	102	102
Ford Motor Co. 3.25% 2/12/2032	500	422
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	488
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	111
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	202
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	226
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	390
Ford Motor Credit Co., LLC 4.00% 11/13/2030	550	502
Ford Motor Credit Co., LLC 6.532% 3/19/2032	470	478
Gap, Inc. 3.625% 10/1/2029 (a)	170	158
Gap, Inc. 3.875% 10/1/2031 (a)	108	97
General Motors Financial Co., Inc. 5.90% 1/7/2035	530	533
Genting New York, LLC 7.25% 10/1/2029 (a)	1,240	1,287
Global Auto Holdings PLC 11.50% 8/15/2029 (a)	585	573
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,790	1,753
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	2,266	2,401
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (b)(c)	1,123	1,127
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	406
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	1,045	983
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	591	569
Hyatt Hotels Corp. 5.75% 3/30/2032	269	276
Hyundai Capital America 1.65% 9/17/2026 (a)	70	68
International Game Technology PLC 4.125% 4/15/2026 (a)	465	465
International Game Technology PLC 5.25% 1/15/2029 (a)	1,065	1,056
KB Home 6.875% 6/15/2027	330	340
KB Home 7.25% 7/15/2030	330	342
Kohl’s Corp. 5.125% 5/1/2031 (g)	90	65
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	370	348
Las Vegas Sands Corp. 6.20% 8/15/2034	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	3,405	3,314
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,365	1,452

American Funds Insurance Series	224

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Levi Strauss & Co. 3.50% 3/1/2031 (a)	USD1,175	$1,076
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	470	485
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	305	319
Lindblad Expeditions, LLC 6.75% 2/15/2027 (a)	205	206
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	1,090	1,040
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	700	666
M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	727
Macy’s Retail Holdings, LLC 5.875% 4/1/2029 (a)	75	74
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	555	533
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (a)	325	318
Mercury Aggregator, LP, Term Loan 2, 3.50% 4/3/2026 (b)(f)	95	36
Mercury Aggregator, LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025) (b)(f)(g)	166	63
MGM Resorts International 5.50% 4/15/2027	200	201
NCL Corp., Ltd. 5.875% 2/15/2027 (a)	375	377
Newell Brands, Inc. 8.50% 6/1/2028 (a)	580	611
Newell Brands, Inc. 6.625% 9/15/2029	435	431
Newell Brands, Inc. 6.375% 5/15/2030	785	766
Newell Brands, Inc. 6.625% 5/15/2032	435	416
Newell Brands, Inc. 6.875% 4/1/2036	355	341
Newell Brands, Inc. 7.00% 4/1/2046	165	141
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (a)	350	334
Party City Holdings, Inc. 0% 10/12/2028 (f)(h)	500	— (i)
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (a)(d)(e)(f)	2,510	251
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)	15	14
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (b)(c)	965	893
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	492	510
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	660	646
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	745	767
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026 (a)	70	70
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	1,105	1,120
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)	705	725
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (a)	625	637
Sally Holdings, LLC 6.75% 3/1/2032	2,887	2,966
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	190	183
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.285% 4/4/2029 (b)(c)	1,298	1,298
Service Corp. International 4.625% 12/15/2027	405	403
Service Corp. International 5.125% 6/1/2029	75	75
Service Corp. International 3.375% 8/15/2030	190	175
Service Corp. International 4.00% 5/15/2031	515	482
Service Corp. International 5.75% 10/15/2032	350	354
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	95	91
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	2,181	2,118
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	2,669	2,539
Station Casinos, LLC 6.625% 3/15/2032 (a)	320	327
Travel + Leisure Co. 4.50% 12/1/2029 (a)	995	962
Travel + Leisure Co. 4.625% 3/1/2030 (a)	200	192
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	2,495	2,440
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	315	316
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	550	569
Valvoline, Inc. 3.625% 6/15/2031 (a)	630	571
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (b)(c)	400	396
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	11
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (a)	615	613
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	555	543
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	482	479

225	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	USD487	$520
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	1,300	1,309
ZF North America Capital, Inc. 7.125% 4/14/2030 (a)	250	245
		90,635

Health care 8.35%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	2,015	2,034
AdaptHealth, LLC 6.125% 8/1/2028 (a)	435	436
AdaptHealth, LLC 4.625% 8/1/2029 (a)	1,105	1,042
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,505	1,431
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	590	581
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	2,040	2,005
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	620	588
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	70	73
Bausch + Lomb Corp., Term Loan B, (USD-SOFR + 4.25%) 8.564% 12/18/2030 (b)(c)	447	448
Bausch Health Americas, Inc. 9.25% 4/1/2026 (a)	939	937
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,156	1,102
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	442	364
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	1,335	1,127
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	530	525
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)	20	14
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	1,262	800
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	1,277	755
Biocon Biologics Global PLC 6.67% 10/9/2029	200	190
Centene Corp. 4.625% 12/15/2029	945	920
Centene Corp. 3.375% 2/15/2030	52	48
Centene Corp. 3.00% 10/15/2030	295	264
Centene Corp. 2.50% 3/1/2031	1,125	969
Centene Corp. 2.625% 8/1/2031	615	527
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	186	181
Charles River Laboratories International, Inc. 3.75% 3/15/2029 (a)	550	517
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (a)	1,395	1,375
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	805	775
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,990	1,767
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	1,020	873
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	180	191
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034) (g)	200	201
DaVita, Inc. 4.625% 6/1/2030 (a)	1,085	1,040
DaVita, Inc. 3.75% 2/15/2031 (a)	875	796
DaVita, Inc. 6.875% 9/1/2032 (a)	2,255	2,338
DaVita, Inc. 6.75% 7/15/2033 (a)	2,035	2,103
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	2,565	2,718
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (b)(c)	1,757	1,758
Grifols SA 3.875% 10/15/2028	EUR340	384
Grifols SA 4.75% 10/15/2028 (a)	USD2,000	1,924
Grifols SA 7.50% 5/1/2030	EUR1,320	1,631
HCA, Inc. 3.50% 9/1/2030	USD180	170
HCA, Inc. 4.625% 3/15/2052	233	187
HCA, Inc. 7.50% 11/15/2095	250	272
Insulet Corp. 6.50% 4/1/2033 (a)	372	388
IQVIA, Inc. 5.00% 10/15/2026 (a)	603	603
IQVIA, Inc. 6.50% 5/15/2030 (a)	660	681
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,205	1,238
Jazz Securities DAC 4.375% 1/15/2029 (a)	506	489
Mallinckrodt International Finance SA 14.75% 11/14/2028 (a)	174	180
Medline Borrower, LP 3.875% 4/1/2029 (a)	1,380	1,325
Medline Borrower, LP 6.25% 4/1/2029 (a)	914	940

American Funds Insurance Series	226

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Medline Borrower, LP 5.25% 10/1/2029 (a)	USD1,985	$1,971
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (b)(c)	552	552
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	995	973
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,514	1,409
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	2,750	2,505
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,495	1,523
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	1,328	1,192
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	5,290	4,974
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	404
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	2,347	2,309
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,830	2,840
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (b)(c)(d)	1,770	1,766
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)	505	526
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	665	679
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 3/2/2027 (b)(c)	36	36
Tenet Healthcare Corp. 6.25% 2/1/2027	320	320
Tenet Healthcare Corp. 5.125% 11/1/2027	375	375
Tenet Healthcare Corp. 4.25% 6/1/2029	1,620	1,572
Tenet Healthcare Corp. 4.375% 1/15/2030	895	867
Tenet Healthcare Corp. 6.125% 6/15/2030	25	26
Tenet Healthcare Corp. 6.75% 5/15/2031	860	890
Tenet Healthcare Corp. 6.875% 11/15/2031	100	108
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	452	452
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,790	6,834
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	437
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	959	1,087
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	940	961
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	942	679
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	610	621
		83,113

Materials 8.13%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	975	1,037
ArcelorMittal SA 7.00% 10/15/2039	488	541
ArcelorMittal SA 6.75% 3/1/2041	825	870
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	690	630
Avient Corp. 6.25% 11/1/2031 (a)	225	227
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	240	253
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	460	457
Ball Corp. 6.875% 3/15/2028	465	476
Ball Corp. 6.00% 6/15/2029	350	359
Ball Corp. 2.875% 8/15/2030	160	144
Ball Corp. 3.125% 9/15/2031	1,530	1,374
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	1,875	1,758
Capstone Copper Corp. 6.75% 3/31/2033 (a)	245	251
Celanese US Holdings, LLC 6.415% 7/15/2027	45	47
Celanese US Holdings, LLC 6.50% 4/15/2030	520	533
Celanese US Holdings, LLC 7.05% 11/15/2030	265	279
Celanese US Holdings, LLC 6.75% 4/15/2033	1,290	1,304
Celanese US Holdings, LLC 7.20% 11/15/2033	70	74
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,363	1,363
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	2,346	2,157
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	2,354	2,320
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	920	891
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	2,025	1,734
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,930	1,863
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,035	1,921

227	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	USD210	$197
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	150	146
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	655	565
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,465	3,403
CVR Partners, LP 6.125% 6/15/2028 (a)	685	687
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (a)	2,207	2,212
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	4,240	4,505
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (a)	675	693
Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	428
Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	389
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	9,297	8,192
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	6,051	5,357
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (b)(c)	612	602
INEOS Finance PLC 6.75% 5/15/2028 (a)	500	497
INEOS Finance PLC 7.50% 4/15/2029 (a)	285	286
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	510	515
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	805	819
Kaiser Aluminum Corp. 4.625% 3/1/2028 (a)	638	625
LABL, Inc. 10.50% 7/15/2027 (a)	160	153
LSB Industries, Inc. 6.25% 10/15/2028 (a)	155	154
Magnera Corp. 4.75% 11/15/2029 (a)	815	721
Magnera Corp. 7.25% 11/15/2031 (a)	530	500
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (a)	382	383
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027 (a)	555	551
Methanex Corp. 5.125% 10/15/2027	2,415	2,408
Methanex Corp. 5.25% 12/15/2029	712	704
Methanex Corp. 5.65% 12/1/2044	465	370
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	860	858
Minera Mexico SA de CV, 5.625% 2/12/2032 (a)	200	204
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)	393	393
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	1,919	1,929
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,820	1,865
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	750	747
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	245	259
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	1,365	1,314
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	2,100	2,271
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	665	697
Novelis Corp. 3.25% 11/15/2026 (a)	485	478
Novelis Corp. 3.875% 8/15/2031 (a)	497	447
Olin Corp. 5.625% 8/1/2029	200	199
Olin Corp. 5.00% 2/1/2030	180	174
Olin Corp. 6.625% 4/1/2033 (a)	80	79
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	835	859
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	995	1,027
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (b)(c)	170	170
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(d)(g)	1,280	1,259
Samarco Mineracao SA 9.00% 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(g)	460	452
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	660	643
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	470	499
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	585	619
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	1,015	1,089
Tronox, Inc. 4.625% 3/15/2029 (a)	740	639
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(c)(d)(f)	540	297
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(c)(d)(f)	543	299
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(c)(d)(f)	894	492

American Funds Insurance Series	228

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.296% 11/30/2030 (b)(c)	USD194	$195
Veritiv Operating Co. 10.50% 11/30/2030 (a)	780	845
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	598	611
		80,834

Information technology 7.36%
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)	1,350	1,385
ams-OSRAM AG 12.25% 3/30/2029 (a)	1,175	1,255
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	60	58
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	1,735	1,752
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,185	5,379
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	1,625	1,731
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (b)(c)	1,407	1,410
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	2,190	2,135
CommScope, LLC 8.25% 3/1/2027 (a)	1,404	1,400
CommScope, LLC 7.125% 7/1/2028 (a)	1,107	1,089
CommScope, LLC 4.75% 9/1/2029 (a)	103	101
CommScope, LLC 9.50% 12/15/2031 (a)	525	550
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (b)(c)	645	654
CoreWeave, Inc. 9.25% 6/1/2030 (a)	425	435
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	5,860	6,231
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	275	282
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (b)(c)	300	307
Fair Isaac Corp. 4.00% 6/15/2028 (a)	2,340	2,279
Fair Isaac Corp. 6.00% 5/15/2033 (a)	3,120	3,156
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)	3,610	3,638
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)	75	76
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	440	461
Gartner, Inc. 4.50% 7/1/2028 (a)	703	696
Gartner, Inc. 3.75% 10/1/2030 (a)	126	118
Gen Digital, Inc. 6.25% 4/1/2033 (a)	725	746
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	3,675	3,783
Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,595	3,203
Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,415	2,435
Imola Merger Corp. 4.75% 5/15/2029 (a)	300	290
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	2,420	2,497
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (b)(c)	623	627
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (b)(c)	875	878
McAfee Corp. 7.375% 2/15/2030 (a)	275	260
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,785	1,957
NCR Voyix Corp. 5.125% 4/15/2029 (a)	343	338
Open Text Corp. 3.875% 2/15/2028 (a)	645	626
Open Text Corp. 3.875% 12/1/2029 (a)	250	236
Shift4 Payments, LLC, 6.75% 8/15/2032 (a)	985	1,024
Synaptics, Inc. 4.00% 6/15/2029 (a)	375	356
UKG, Inc. 6.875% 2/1/2031 (a)	1,325	1,376
Unisys Corp. 10.625% 1/15/2031 (a)	1,875	1,933
Viasat, Inc. 5.625% 4/15/2027 (a)	5,540	5,522
Viasat, Inc. 6.50% 7/15/2028 (a)	1,505	1,424
Viasat, Inc. 7.50% 5/30/2031 (a)	2,394	2,076
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	230	215
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)(j)	3,138	3,174
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)(j)	547	553
Xerox Holdings Corp. 5.50% 8/15/2028 (a)	1,135	869
Xerox Holdings Corp. 8.875% 11/30/2029 (a)	269	203
		73,179

229	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 7.03%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	USD2,063	$1,812
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	1,322	1,085
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	465	435
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	829	827
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (b)(c)	265	265
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	405	423
Forestar Group, Inc. 5.00% 3/1/2028 (a)	92	91
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,900	1,916
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	1,392	1,383
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,688	2,562
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,643	3,364
Iron Mountain, Inc. 4.875% 9/15/2027 (a)	1,006	1,001
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	367	364
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	210	217
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	3,060	3,020
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,660	1,583
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	220	218
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	395	406
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,840	1,726
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,645	2,425
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,560	2,310
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025 (a)	440	440
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	315	307
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	38	38
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	615	643
MPT Operating Partnership, LP 5.00% 10/15/2027	10,058	9,299
MPT Operating Partnership, LP 4.625% 8/1/2029	170	134
MPT Operating Partnership, LP 3.50% 3/15/2031	1,524	1,079
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,269	4,471
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	170	170
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	820	795
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	740	761
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	655	659
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	45	45
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	460	430
SBA Communications Corp. 3.125% 2/1/2029	131	124
Service Properties Trust 5.25% 2/15/2026	117	116
Service Properties Trust 4.75% 10/1/2026	1,515	1,495
Service Properties Trust 4.95% 2/15/2027	2,131	2,105
Service Properties Trust 5.50% 12/15/2027	750	744
Service Properties Trust 3.95% 1/15/2028	3,031	2,802
Service Properties Trust 8.375% 6/15/2029	2,460	2,560
Service Properties Trust 4.95% 10/1/2029	3,518	3,073
Service Properties Trust 4.375% 2/15/2030	3,180	2,677
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,210
Service Properties Trust 8.875% 6/15/2032	1,230	1,266
VICI Properties, LP 3.875% 2/15/2029 (a)	1,130	1,094
		69,970

Industrials 6.87%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (a)	108	108
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	261	271
ADT Security Corp. 4.125% 8/1/2029 (a)	200	193
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	1,120	1,146
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	1,045	959
Ambipar Lux SARL 9.875% 2/6/2031 (a)	226	214
Ambipar Lux SARL 10.875% 2/5/2033 (a)	200	190
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,145	1,179

American Funds Insurance Series	230

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
American Airlines, Inc. 8.50% 5/15/2029 (a)	USD415	$435
Aramark Services, Inc. 5.00% 2/1/2028 (a)	760	758
ATI, Inc. 4.875% 10/1/2029	690	676
ATI, Inc. 7.25% 8/15/2030	375	393
ATI, Inc. 5.125% 10/1/2031	775	758
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	767	761
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	55	53
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	925	892
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	35	37
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	445	461
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	61	61
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027 (a)	2,098	1,995
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	935	964
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	1,320	1,362
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (a)(d)	605	629
Boeing Co. (The) 3.60% 5/1/2034	190	168
Boeing Co. (The) 5.805% 5/1/2050	34	33
Boeing Co. (The) 6.858% 5/1/2054	352	386
Boeing Co. (The) 7.008% 5/1/2064	120	132
Bombardier, Inc. 7.45% 5/1/2034 (a)	115	125
Brink’s Co. (The) 6.50% 6/15/2029 (a)	170	175
Brink’s Co. (The) 6.75% 6/15/2032 (a)	170	177
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	165	161
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	335	323
Chart Industries, Inc. 7.50% 1/1/2030 (a)	523	548
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	915	878
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	890	839
Clean Harbors, Inc. 4.875% 7/15/2027 (a)	766	763
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	116	119
CoreLogic, Inc. 4.50% 5/1/2028 (a)	3,004	2,868
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (b)(c)	660	642
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (a)	980	1,005
Enviri Corp. 5.75% 7/31/2027 (a)	1,295	1,279
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	2,870	3,036
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	490	521
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (a)	700	697
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	45	48
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,735	1,784
Herc Holdings, Inc. 5.50% 7/15/2027 (a)	280	280
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	455	467
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	890	930
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,110	1,164
Hertz Corp. (The) 4.625% 12/1/2026 (a)	645	579
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	71	59
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	15	13
Icahn Enterprises, LP 6.25% 5/15/2026	818	813
Icahn Enterprises, LP 5.25% 5/15/2027	3,754	3,641
Icahn Enterprises, LP 9.75% 1/15/2029	1,090	1,060
Icahn Enterprises, LP 4.375% 2/1/2029	855	719
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	90	89
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	810	815
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (a)	854	856
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	309	317
Moog, Inc. 4.25% 12/9/2027 (a)	395	387
Mueller Water Products, Inc. 4.00% 6/15/2029 (a)	275	264
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,105	1,077
OneSky Flight, LLC 8.875% 12/15/2029 (a)	360	375
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.177% 2/1/2028 (b)(c)	1,035	915
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	600	606
PM General Purchaser, LLC 9.50% 10/1/2028 (a)	215	149

231	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (a)	USD475	$461
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	1,745	1,802
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.00%) 7.296% 4/30/2032 (b)(c)	185	187
Reworld Holding Corp. 4.875% 12/1/2029 (a)	1,155	1,100
Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,378
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (a)	110	107
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	2,610	2,733
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	795	725
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	440	441
Spirit AeroSystems, Inc. 4.60% 6/15/2028	798	785
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (a)	34	36
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	195	215
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (b)(c)	1,081	1,083
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	435	446
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	100	100
Titan International, Inc. 7.00% 4/30/2028	750	754
TransDigm, Inc. 6.75% 8/15/2028 (a)	75	77
TransDigm, Inc. 6.875% 12/15/2030 (a)	355	369
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,540	1,596
TransDigm, Inc. 6.00% 1/15/2033 (a)	405	408
TransDigm, Inc. 6.375% 5/31/2033 (a)	400	401
Uber Technologies, Inc. 7.50% 9/15/2027 (a)	395	399
Uber Technologies, Inc. 6.25% 1/15/2028 (a)	755	759
Uber Technologies, Inc. 4.50% 8/15/2029 (a)	310	308
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	115	118
United Rentals (North America), Inc. 3.875% 2/15/2031	745	701
United Rentals (North America), Inc. 3.75% 1/15/2032	570	524
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	310	320
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	225	234
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	1,600	1,665
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	320	331
XPO, Inc. 6.25% 6/1/2028 (a)	70	71
XPO, Inc. 7.125% 6/1/2031 (a)	533	559
XPO, Inc. 7.125% 2/1/2032 (a)	390	409
		68,379

Consumer staples 3.50%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,198	1,136
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	465	458
Amer Sports Co. 6.75% 2/16/2031 (a)	130	135
B&G Foods, Inc. 5.25% 9/15/2027	1,758	1,603
B&G Foods, Inc. 8.00% 9/15/2028 (a)	1,375	1,326
Central Garden & Pet Co. 4.125% 10/15/2030	915	865
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	1,740	1,617
Coty, Inc. 5.00% 4/15/2026 (a)	280	281
Coty, Inc. 4.75% 1/15/2029 (a)	1,070	1,047
Coty, Inc. 6.625% 7/15/2030 (a)	380	389
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	1,350	1,369
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	915	972
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	775	820
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (b)(c)	158	159
H.J. Heinz Co. 3.875% 5/15/2027	275	273
H.J. Heinz Co. 4.375% 6/1/2046	26	21
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	370	346
KeHE Distributors, LLC 9.00% 2/15/2029 (a)	485	503
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	75	75
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	1,920	1,833
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	480	451

American Funds Insurance Series	232

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Mars, Inc. 4.60% 3/1/2028 (a)	USD150	$151
Mars, Inc. 5.20% 3/1/2035 (a)	45	46
Mars, Inc. 5.70% 5/1/2055 (a)	45	45
Opal Bidco SAS 6.50% 3/31/2032 (a)	660	674
Performance Food Group, Inc. 5.50% 10/15/2027 (a)	705	704
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	573	553
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	725	742
Post Holdings, Inc. 5.50% 12/15/2029 (a)	451	449
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,815	1,746
Post Holdings, Inc. 4.50% 9/15/2031 (a)	1,145	1,064
Post Holdings, Inc. 6.25% 2/15/2032 (a)	2,570	2,644
Post Holdings, Inc. 6.375% 3/1/2033 (a)	415	420
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	138	137
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,275	1,176
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,130	1,944
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	963	951
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.077% 5/1/2031 (b)(c)	2,738	2,773
US Foods, Inc. 4.625% 6/1/2030 (a)	510	497
US Foods, Inc. 5.75% 4/15/2033 (a)	470	471
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	2,030	1,987
		34,853

Utilities 1.94%
AmeriGas Partners, LP 5.75% 5/20/2027	302	300
Calpine Corp. 4.50% 2/15/2028 (a)	150	149
Calpine Corp. 3.75% 3/1/2031 (a)	500	475
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (g)	470	472
Edison International 6.25% 3/15/2030	50	51
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026) (g)(k)	1,155	1,165
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (g)	350	356
FirstEnergy Corp. 2.25% 9/1/2030	980	871
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	355	366
Lightning Power, LLC 7.25% 8/15/2032 (a)	650	685
Long Ridge Energy, LLC, 8.75% 2/15/2032 (a)	2,755	2,864
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (b)(c)	848	839
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.327% 3/28/2031 (b)(c)	277	278
NRG Energy, Inc. 3.625% 2/15/2031 (a)	110	101
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	201
Pacific Gas and Electric Co. 4.95% 7/1/2050	745	601
Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,297
PacifiCorp, junior subordinated, 7.375% 9/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.319% on 9/15/2030) (g)	75	78
PG&E Corp. 5.00% 7/1/2028	390	380
PG&E Corp. 5.25% 7/1/2030	2,800	2,669
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (g)	2,050	1,947
Saavi Energia SARL 8.875% 2/10/2035 (a)	620	648
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	1,227	1,316
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (b)(c)	279	280
Trinidad Generation Unlimited 7.75% 6/16/2033 (a)	440	456
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	395	422
		19,267

233	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	USD546	$529
Total corporate bonds, notes & loans		877,237
Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)	603	603
Municipals 0.04%
Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	327	202
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	361	228
Total municipals		430
Total bonds, notes & other debt instruments (cost: $880,995,000)		878,270
Convertible bonds & notes 0.05%
Communication services 0.05%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (d)	379	447
Total convertible bonds & notes (cost: $403,000)		447
Common stocks 5.94%	Shares
Health care 1.78%
Rotech Healthcare, Inc. (f)(h)(j)	201,793	15,193
Endo, Inc. (h)	98,388	2,065
Endo GUC Trust, Class A1 (a)(h)	192,719	107
Endo, Inc., 1L 7.50% Escrow (f)(h)	5,505,000	— (i)
Endo, Inc., 1L 6.875% Escrow (f)(h)	520,000	— (i)
Endo, Inc., 1L 6.125% Escrow (f)(h)	525,000	— (i)
Mallinckrodt PLC (h)	3,631	308
		17,673

Information technology 1.57%
Diebold Nixdorf, Inc. (h)	281,243	15,581

Utilities 1.13%
Talen Energy Corp. (h)	37,868	11,011
PG&E Corp.	18,786	262
		11,273

Energy 1.04%
Constellation Oil Services Holding SA (NDR) (h)	11,240,370	5,018
Ascent Resources, LLC, Class A (f)(j)	62,978	3,113
Expand Energy Corp.	6,708	784
Weatherford International	10,059	506
New Fortress Energy, Inc., Class A (h)	109,371	363
Altera Infrastructure, LP (f)	9,127	282
Mesquite Energy, Inc. (f)(h)	3,558	202
Exxon Mobil Corp.	739	80
Bighorn Permian Resources, LLC (f)	2,894	— (i)
		10,348

American Funds Insurance Series	234

American High-Income Trust (continued)
Common stocks (continued)	Shares	Value (000)

Consumer discretionary 0.35%
Aimbridge Topco, LLC (f)(h)	46,955	$3,535
Party City Holdco, Inc. (f)(h)	126,254	— (i)
Party City Holdco, Inc. (a)(f)(h)	1,260	— (i)
NMG Parent, LLC (f)(h)	8,350	— (i)
		3,535

Communication services 0.04%
Intelsat SA	8,182	355
iHeartMedia, Inc., Class A (h)	22,639	40
DSG TopCo, Inc. (h)	2,108	32
		427

Financials 0.03%
Navient Corp.	20,000	282

Materials 0.00%
Venator Materials PLC (f)(h)	3,232	— (i)
Total common stocks (cost: $41,230,000)		59,119
Preferred securities 0.40%
Consumer discretionary 0.25%
MYT Holdings, LLC, Series A, 10.00% preferred shares (h)	1,915,904	2,515

Industrials 0.15%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(h)	1,022	1,468
Total preferred securities (cost: $2,772,000)		3,983
Rights & warrants 0.01%
Energy 0.01%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (h)	457	47
Total rights & warrants (cost: $275,000)		47
Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.35% (l)(m)	451,694	45,170
Total short-term securities (cost: $45,164,000)		45,170
Total investment securities 99.21% (cost: $970,839,000)		987,036
Other assets less liabilities 0.79%		7,903
Net assets 100.00%		$994,939

235	American Funds Insurance Series

American High-Income Trust (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	89	10/3/2025	USD18,514	$73
5 Year U.S. Treasury Note Futures	Long	101	10/3/2025	11,009	124
10 Year Ultra U.S. Treasury Note Futures	Short	8	9/30/2025	(914)	(23)
10 Year U.S. Treasury Note Futures	Short	13	9/30/2025	(1,458)	(31)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2025	(119)	(5)
					$138
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD26,570	$(1,994)	$(1,513)	$(482)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2025 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD37	$1	$1	$— (i)
Investments in affiliates (m)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.35% (l)	$45,641	$122,689	$123,157	$(6)	$2	$45,169	$863

American Funds Insurance Series	236

American High-Income Trust (continued)
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (f)(h)	9/26/2013	$4,331	$15,193	1.53%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)	6/23/2023-3/24/2025	3,077	3,174	0.32
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)	10/22/2024-3/24/2025	523	553	0.06
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023	3,554	3,638	0.36
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023-6/13/2025	75	76	0.01
Ascent Resources, LLC, Class A (f)	11/15/2016	302	3,113	0.31
Total		$11,862	$25,747	2.59%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $639,255,000, which represented 64.25% of the net assets of the fund.

(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,300,000, which represented 3.95% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Value determined using significant unobservable inputs.
(g)	Step bond; coupon rate may change at a later date.
(h)	Security did not produce income during the last 12 months.
(i)	Amount less than one thousand.
(j)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,747,000, which represented 2.59% of the net assets of the fund.

(k)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(l)	Rate represents the seven-day yield at 6/30/2025.
(m)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CMS = Constant Maturity Swap
DAC = Designated Activity Company
EUR = Euros
GO = General Obligation
LIBOR = London Interbank Offered Rate
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

237	American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 94.97%	Principal amount (000)	Value (000)
Mortgage-backed obligations 89.32%
Federal agency mortgage-backed obligations 88.12%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)(c)	28	28
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	97	91
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	4	5
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	2	2
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	126	109
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	221	183
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	278	230
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	15	13
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	71	63
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	150	133
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	82	73
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	170	151
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	2	2
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	213	190
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	37	39
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	26	21
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	26	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	15	15
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	22	21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	91	76
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	17	14
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	4
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	100	80
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	63	53
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	35	28
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	129	104
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	11	9
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	23	22
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	1,394	1,165
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)(c)	1,485	1,195
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	343	275
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	166	132
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	174	155
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	22	19
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	31	27
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	371	311
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	23	19
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	386	326
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	181	153
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	32	28
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	199	168
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	79	70
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	232	203
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	383	319

American Funds Insurance Series	238

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	USD41	$36
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	916	795
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	284	265
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (a)	951	887
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	163	147
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	978	967
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	690	547
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	98	96
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	35	35
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	32	32
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	149	143
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	427	410
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	97	95
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,113	1,036
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	9	8
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	64	64
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	94	97
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	77	79
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	26	25
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	1,935	1,903
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	216	226
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	60	63
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (a)	42	40
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	1,710	1,682
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	49	48
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	49	49
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	256	261
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	259	255
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	736	737
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	344	350
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	138	132
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	200	200
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	415	423
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	88	85
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	254	244
Fannie Mae Pool #MA5138 5.50% 9/1/2053 (a)	279	280
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	841	842
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	41	42
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	13	13
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	298	311
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	78	78
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	447	463
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	214	222
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	206	197
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	1,472	1,473
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	149	149
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	139	139
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	38	40
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	129	132
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	17	18
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	271	275
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	239	245
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	44	45
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	37	38
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	21	22
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	279	290
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	554	565
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	169	172
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	131	134
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	115	117

239	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	USD60	$61
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	39	40
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	8	8
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	696	725
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	435	453
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (a)	304	315
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	131	136
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	127	133
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	78	82
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	479	506
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	226	230
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	192	196
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	140	142
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	75	76
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	55	56
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	29	29
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	29	29
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	25	26
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	9	10
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	160	167
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	507	509
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	274	276
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	214	214
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	462	472
Fannie Mae Pool #DC3477 6.50% 9/1/2054 (a)	236	244
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	109	109
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	409	416
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	26	26
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	326	319
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	58	58
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	50	50
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	43	43
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	186	179
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	431	423
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	552	561
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	43	43
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	144	134
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	231	235
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	40	40
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	580	580
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	442	450
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	99	102
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	89	91
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	485	451
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	285	290
Fannie Mae Pool #FA1163 6.50% 4/1/2055 (a)	2,075	2,145
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	298	292
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	409	416
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	153	150
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	183	183
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	27	28
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	115	103
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	124	111
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	43	37
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	42	40
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	719	637
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(d)(e)	184	179
Freddie Mac Pool #ZA1922 5.00% 2/1/2026 (a)(c)	— (b)	— (b)

American Funds Insurance Series	240

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	USD1	$1
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	459	461
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	143	133
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	41	38
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,460	1,210
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	275	246
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	77	66
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(e)	248	247
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	22	20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	23	22
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	14	13
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	36	35
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	14	13
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	129	114
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	4	4
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	681	540
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	170	136
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	179	150
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	299	240
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	278	224
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	206	180
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	67	54
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	56	47
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	143	130
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)(c)	940	862
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	687	545
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	1,360	1,180
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	42	37
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	665	576
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	1,254	1,088
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	124	98
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	111	96
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	870	787
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)	1,057	1,014
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	569	560
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	216	216
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	226	223
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	97	98
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	320	313
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	695	723
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	30	26
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	57	54
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	39	39
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	111	110
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	77	76
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	86	86
Freddie Mac Pool #SD8322 4.50% 5/1/2053 (a)	124	119
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,080	1,061
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	50	51
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	275	276

241	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	USD57	$59
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	50	51
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	35	36
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	28	28
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	802	804
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	50	50
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	34	35
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(c)	2,560	2,607
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	926	943
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	112	115
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	422	429
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	316	322
Freddie Mac Pool #SD8371 5.00% 11/1/2053 (a)	1,009	991
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	242	238
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	70	73
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	431	432
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,626	1,659
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,283	1,309
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	51	53
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	10	11
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	50	51
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	64	64
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	13	13
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	101	103
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	19	19
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	55	58
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	62	62
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	25	26
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	8	8
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	436	454
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	64	67
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	664	692
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	216	225
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	49	51
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	16	17
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	230	234
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	200	204
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	180	185
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	72	74
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	64	65
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	32	33
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	198	205
Freddie Mac Pool #QI9547 6.50% 7/1/2054 (a)	96	99
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	72	75
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	290	292
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	253	258
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	172	175
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	141	144
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	38	38
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,610	1,668
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	245	255
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	114	119
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	99	103
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	61	63
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	43	44
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	28	29
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	212	212
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	124	126
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	66	67

American Funds Insurance Series	242

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	USD64	$66
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	57	59
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	36	36
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	17	17
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	36	37
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	20	21
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	9	9
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	164	169
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	469	469
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	572	561
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	521	511
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	377	377
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	8	8
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	27	27
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (a)	509	473
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	274	262
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	134	136
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	64	65
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	16	16
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	129	126
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	77	79
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	46	46
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	274	269
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	15	15
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	15	15
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	13	13
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	1,199	1,176
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	423	423
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	941	957
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(e)	79	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	79	70
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	152	142
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(e)	106	100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	21	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	81	78
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	26	23
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	15	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	630	546
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	188	183
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	289	260
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	293	268
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	251	225
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	252	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060 (a)	301	272
Government National Mortgage Assn. 4.00% 7/1/2055 (a)(f)	355	330
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(f)	80	79
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(f)	273	273
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	557	544
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038 (a)	232	218
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039 (a)	47	45
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039 (a)	473	446
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	63	66
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040 (a)	73	69
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	154	154
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	11	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	77	78
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	77	69
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	180	166

243	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	USD38	$35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)(c)	775	735
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	83	68
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	34	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	74	60
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	317	265
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	76	63
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	495	416
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	311	263
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	67	57
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	162	137
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	133	112
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	42	36
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	50	44
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	218	185
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	59	52
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	153	144
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	239	230
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	13	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	79	73
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	108	104
Government National Mortgage Assn. Pool #AN1825 4.517% 6/20/2065 (a)	21	21
Government National Mortgage Assn. Pool #AO0461 4.559% 8/20/2065 (a)	6	6
Government National Mortgage Assn. Pool #AO0409 4.572% 12/20/2065 (a)	23	23
Government National Mortgage Assn. Pool #AO0385 4.328% 1/20/2066 (a)	93	92
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	204	149
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(f)	125	122
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(f)	5,044	4,183
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(f)	2,635	2,372
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(f)	326	303
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(f)	25	24
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(f)	4,621	4,700
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(f)	371	391
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(f)	1,180	935
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(f)	1,495	1,293
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(f)	690	641
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(f)	2,892	2,982
		104,103

Commercial mortgage-backed securities 0.74%
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) x.xx% 7/15/2042 (a)(d)(e)	200	201
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(d)(e)	100	101
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(d)(e)	96	96
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(d)(e)	379	391
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (a)(d)(e)	86	86
		875

Collateralized mortgage-backed obligations (privately originated) 0.46%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(d)(e)	136	130
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(d)(e)	56	50

American Funds Insurance Series	244

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054 (a)(d)(e)	USD86	$87
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(d)(e)	184	187
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(d)(e)	94	95
		549
Total mortgage-backed obligations		105,527
U.S. Treasury bonds & notes 4.29%
U.S. Treasury 4.29%
U.S. Treasury 4.375% 7/31/2026	535	537
U.S. Treasury 3.50% 9/30/2026	465	463
U.S. Treasury 3.75% 6/30/2027	295	295
U.S. Treasury 4.25% 2/15/2028	460	466
U.S. Treasury 3.875% 3/15/2028	550	553
U.S. Treasury 4.125% 7/31/2028	450	455
U.S. Treasury 4.50% 5/31/2029	1,025	1,053
U.S. Treasury 4.00% 2/28/2030	330	333
U.S. Treasury 4.00% 3/31/2030	100	101
U.S. Treasury 1.875% 2/15/2041 (c)	240	165
U.S. Treasury 3.25% 5/15/2042	106	88
U.S. Treasury 4.75% 2/15/2045	190	189
U.S. Treasury 1.875% 11/15/2051	65	36
U.S. Treasury 4.625% 2/15/2055	345	336
Total U.S. Treasury bonds & notes		5,070
Asset-backed obligations 1.36%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(d)	12	12
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(d)	5	5
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	6	6
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	90	89
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)	54	54
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	13	13
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027 (a)	3	3
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(d)	257	265
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(d)	17	17
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(d)	12	12
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(d)	45	45
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(d)	66	60
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)	85	77
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)	101	96
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (a)(d)(e)	84	83
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	100	94
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	27	27
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)	13	13
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)	5	5
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)	2	2
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	3	3
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(d)	100	102
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(d)	484	487
		1,603
Total bonds, notes & other debt instruments (cost: $112,487,000)		112,200

245	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Short-term securities 17.02%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 11.82%
ADP Tax Services, Inc. 7/1/2025 (d)	4.330%	USD1,400	$1,400
ADP Tax Services, Inc. 7/2/2025 (d)	4.340	1,500	1,500
Apple, Inc. 8/13/2025 (d)	4.300	2,400	2,387
CAFCO, LLC 8/19/2025 (d)	4.350	1,200	1,193
Chevron Corp. 7/22/2025 (d)	4.310	1,000	997
Chevron Corp. 9/12/2025 (d)	4.320	1,500	1,487
Johnson & Johnson 7/3/2025 (d)	4.260	1,000	1,000
Novartis Finance Corp. 7/7/2025 (d)	4.320	500	500
Paccar Financial Corp. 7/10/2025	4.360	1,500	1,498
Prudential Funding, LLC 7/2/2025	4.340	2,000	1,999
			13,961

Federal agency bills & notes 5.20%
Federal Farm Credit Banks 8/21/2025	4.220	1,600	1,590
Federal Farm Credit Banks 11/14/2025	4.140	900	886
Federal Home Loan Bank 9/3/2025	4.230	2,200	2,184
Federal Home Loan Bank 9/17/2025	4.230	1,500	1,486
Total short-term securities (cost: $20,108,000)			20,107
Options purchased (equity style) 0.00%
Options purchased (equity style)*			5
Total options purchased (equity style) (cost: $19,000)			5
Total investment securities 111.99% (cost: $132,614,000)			132,312
Other assets less liabilities (11.99)%			(14,171)
Net assets 100.00%			$118,141
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Options	18	9/12/2025	USD97.00	USD4,500	$1
3 Month SOFR Futures Options	47	9/12/2025	98.00	11,750	1
					$2
Put
3 Month SOFR Futures Options	120	12/12/2025	USD95.69	30,000	$3
					$5

American Funds Insurance Series	246

American Funds Mortgage Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SOFR Futures	Long	62	9/17/2025	USD14,828	$(2)
2 Year U.S. Treasury Note Futures	Long	212	10/3/2025	44,101	169
5 Year U.S. Treasury Note Futures	Long	191	10/3/2025	20,819	229
10 Year U.S. Treasury Note Futures	Long	45	9/30/2025	5,046	98
10 Year Ultra U.S. Treasury Note Futures	Long	17	9/30/2025	1,943	44
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025	1,732	63
30 Year Ultra U.S. Treasury Bond Futures	Short	5	9/30/2025	(596)	(22)
					$579
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$— (b)	$—	$— (b)
SOFR	Annual	3.8215%	Annual	4/23/2035	USD100	(1)	—	(1)
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	101	—	101
						$100	$—	$100

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $841,000, which represented 0.71% of the net assets of the fund.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,564,000, which represented 11.48% of the net assets of the fund.

(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Represents securities transacted on a TBA basis.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

247	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2025unaudited

Short-term securities 101.39%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 72.15%
ADP Tax Services, Inc. 7/02/2025 (a)	0.027%	USD3,000	$2,999
Alphabet,Inc. 9/23/2025 (a)	0.924	12,000	11,878
Apple, Inc. 8/04/2025 (a)	0.495	5,000	4,979
Apple, Inc. 9/15/2025 (a)	0.963	7,000	6,936
Chariot Funding, LLC 9/04/2025 (a)	0.969	5,000	4,960
Chariot Funding, LLC 9/15/2025 (a)	0.964	3,500	3,467
Chevron Corp. 7/22/2025 (a)	1.025	3,300	3,291
Cisco Systems, Inc. 7/10/2025 (a)	0.213	7,000	6,992
Cisco Systems, Inc. 8/01/2025 (a)	1.001	5,000	4,981
DBS Bank, Ltd. 8/18/2025 (a)	0.583	12,000	11,929
Honeywell International, Inc. 7/01/2025 (a)	1.976	10,000	9,999
Johnson & Johnson 7/03/2025 (a)	0.850	7,000	6,997
Johnson & Johnson 8/13/2025 (a)	0.964	5,000	4,974
Komatsu Finance America, Inc. 9/11/2025 (a)	0.802	1,600	1,586
Linde, Inc. 7/01/2025	0.576	5,500	5,499
Linde, Inc. 8/27/2025	0.678	7,000	6,952
LVMH Moet Hennessy Louis Vuitton, Inc. 10/01/2025 (a)	0.961	8,900	8,800
Nestle Finance International, Ltd. 7/30/2025 (a)	0.671	11,600	11,558
Novartis Finance Corp. 7/21/2025 (a)	0.297	10,000	9,975
Novartis Finance Corp. 7/22/2025 (a)	0.423	1,400	1,396
NRW.Bank 8/15/2025 (a)	1.141	12,000	11,934
OMERS Finance Trust 7/22/2025	1.031	7,000	6,981
Procter & Gamble Co. 9/22/2025 (a)	1.050	2,200	2,178
Procter & Gamble Co. 9/24/2025 (a)	1.064	10,000	9,898
Prudential Funding, LLC 7/02/2025	0.385	12,000	11,997
Roche Holdings, Inc. 9/03/2025 (a)	0.756	10,000	9,922
Sanofi 8/28/2025 (a)	0.983	6,000	5,957
Sanofi 9/17/2025 (a)	0.924	5,000	4,953
Siemens Capital Co., LLC 7/01/2025 (a)	0.399	10,000	9,999
Sumitomo Mitsui Trust Bank, Ltd. 7/18/2025 (a)	1.101	7,000	6,985
Victory Receivables Corp. 7/11/2025 (a)	1.041	10,000	9,987
Wal-Mart Stores, Inc. 7/07/2025 (a)	0.566	7,000	6,994
Wal-Mart Stores, Inc. 7/14/2025 (a)	0.303	6,000	5,990
			233,923
Bonds & notes of governments & government agencies outside the U.S. 20.81%
Alberta (Province of) 7/02/2025 (a)	0.319	4,800	4,799
Alberta (Province of) 7/21/2025 (a)	0.455	3,400	3,391
Alberta (Province of) 8/20/2025 (a)	0.620	3,400	3,379
European Investment Bank 7/17/2025	0.816	11,500	11,477
KfW 9/03/2025 (a)	1.724	7,000	6,946
KfW 9/17/2025 (a)	0.871	6,000	5,944
Ontario (Province of) 7/18/2025	0.269	4,100	4,091
Ontario (Province of) 7/21/2025	0.616	2,500	2,494
Ontario (Province of) 9/16/2025	0.906	5,000	4,953
Quebec (Province of) 7/09/2025 (a)	0.341	6,000	5,993
Quebec (Province of) 7/31/2025 (a)	0.499	4,100	4,085
Swedish Export Credit Corp. 9/10/2025	0.943	10,000	9,913
			67,465
Federal agency bills & notes 8.43%
Federal Farm Credit Banks 8/11/2025	0.563	3,400	3,384
Federal Farm Credit Banks 8/21/2025	0.662	2,400	2,386
Federal Home Loan Bank 7/09/2025	0.801	4,600	4,596
Federal Home Loan Bank 8/11/2025	0.512	1,800	1,791

American Funds Insurance Series	248

Ultra-Short Bond Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/22/2025	1.426%	USD6,400	$6,361
Federal Home Loan Bank 8/27/2025	0.913	3,900	3,874
Federal Home Loan Bank 9/17/2025	0.852	5,000	4,954
			27,346
Total short-term securities (cost: $328,764,000)			328,734
Total investment securities 101.39% (cost: $328,764,000)			328,734
Other assets less liabilities (1.39)%			(4,504)
Net assets 100.00%			$324,230

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $237,031,000, which represented 73.11% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

249	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 87.01%	Principal amount (000)	Value (000)
Mortgage-backed obligations 46.44%
Federal agency mortgage-backed obligations 46.44%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD4	$4
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	8	8
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	— (b)	— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	3	3
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	459	455
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,022	1,011
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	775	724
Fannie Mae Pool #940890 6.50% 6/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	324	303
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	2	3
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	10	10
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	12	12
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	18	18
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	24,153	20,849
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	257	261
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	135	137
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	28	28
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	121	123
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	19	19
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	68	69
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	12	12
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	7	8
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	6	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	29	27
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (a)	1,070	1,107
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	52	49
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	3,526	3,276
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	45	41
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	12	11
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	6	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	105	100
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	2,531	2,334
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	33	30
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	62	58
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	87	83
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	24	23
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	13	13
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	909	846
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	337	312
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	89	82
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	458	424
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	248	229
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	2,904	2,577
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	744	628
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	25	22
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	468	391
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	159	134
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	1,592	1,339
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	194	155
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	1,362	1,080

American Funds Insurance Series	250

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	USD68	$54
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	911	736
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	580	460
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	351	294
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	6	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	1,374	1,089
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	4,462	3,942
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	1,325	1,108
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	156	132
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	502	416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	1,259	1,045
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	579	485
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	375	311
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	41	33
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	1,041	875
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	666	589
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (a)	481	381
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	1,951	1,709
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	1,000	866
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	399	316
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)	381	317
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	168	141
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	3,076	2,710
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)	5,245	4,157
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	414	386
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (a)	3,271	2,599
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	7,164	5,947
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	173	150
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (a)	573	534
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	101	80
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	2,587	2,412
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (a)	53	53
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (a)	47	47
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	211	167
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	2,265	2,045
Fannie Mae Pool #BW7327 4.50% 8/1/2052 (a)	2,765	2,652
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	311	308
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (a)	48	47
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	1,239	1,155
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	649	622
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (a)	8,362	8,240
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	3,297	2,616
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (a)	922	886
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	839	806
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)	8,256	8,137
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (a)	4,769	4,693
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	596	598
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	542	544
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (a)	83	83
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	209	218
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	51	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	8	8
Fannie Mae Pool #BX3198 4.00% 12/1/2052 (a)	52	49
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	2,569	2,464
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	1,867	1,914
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,383	1,287
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	9	9
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	710	732
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	797	812

251	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	USD588	$602
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	225	210
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	2,105	2,110
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	354	369
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	939	875
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	313	314
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	1,798	1,834
Fannie Mae Pool #BW9778 4.00% 6/1/2053 (a)	1,304	1,215
Fannie Mae Pool #CB6590 4.00% 6/1/2053 (a)	72	67
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	2,867	2,872
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	2,855	2,905
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (a)	1,904	1,940
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	1,771	1,810
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	1,406	1,433
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,338	1,370
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	800	745
Fannie Mae Pool #BW9646 4.00% 7/1/2053 (a)	46	43
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	1,114	1,068
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	358	343
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	9,764	9,782
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	1,681	1,713
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	279	284
Fannie Mae Pool #MA5127 4.00% 8/1/2053 (a)	62	57
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	441	423
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	201	201
Fannie Mae Pool #CB7216 4.00% 9/1/2053 (a)	27	25
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	2,630	2,450
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	21,627	21,663
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	512	521
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	689	716
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	223	230
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	978	910
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	24	22
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	518	519
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	145	146
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	12,089	12,533
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	3,439	3,556
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	1,954	1,819
Fannie Mae Pool #MA5283 4.00% 2/1/2054 (a)	907	845
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	479	479
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	955	956
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	401	401
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)	2,758	2,567
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	1,253	1,262
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	634	650
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,272	1,328
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (a)	5,594	5,598
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	1,910	1,990
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	3,074	3,145
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	817	831
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	4,370	4,541
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	7,511	7,653
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,833	3,934
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	1,011	1,029
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	177	180
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	6,817	7,099
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	2,007	2,087
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	1,133	1,180
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	271	286
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	233	239

American Funds Insurance Series	252

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	USD215	$219
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	124	126
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	115	117
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	108	110
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	96	98
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	1,989	2,004
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	1,464	1,492
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (a)	133	124
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	209	209
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	24	24
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	398	406
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	815	800
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	37	38
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	1,850	1,882
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,073	1,094
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	28	28
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	4,000	4,134
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	7,938	7,942
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	145	147
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	2,158	2,194
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	3,226	3,280
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,149	991
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	349	334
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	441	391
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (a)	51	51
Fannie Mae Pool #MA5528 4.00% 11/1/2054 (a)	947	881
Fannie Mae Pool #MB0299 4.00% 2/1/2055 (a)	899	836
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(c)(d)	990	963
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (a)	1	1
Freddie Mac Pool #1H1354 7.081% 11/1/2036 (a)(d)	30	31
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,130	1,056
Freddie Mac Pool #C03518 5.00% 9/1/2040 (a)	234	237
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	482	489
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	630	542
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	9,080	8,052
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	3	3
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	22	20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	22	21
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (a)	112	108
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	165	155
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(d)	210	209
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	42	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	59	54
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,793	5,472
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	43	40
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	41	37
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	34	31
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	28	25
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	20	18
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	19	17
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	12	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	11	10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	1,083	1,028
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	59	55
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	47	45
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	23	21
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	13	12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	91	86
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	5,429	5,141

253	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	USD165	$161
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	78	76
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	56	54
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (a)	17	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	128	118
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	38	35
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	310	286
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	159	147
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	26	22
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	1,374	1,089
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	1,177	939
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	1,791	1,500
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	32	25
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	53	42
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	2,041	1,641
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	922	730
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	134	119
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (a)	8,362	7,024
Freddie Mac Pool #QD0910 2.00% 11/1/2051 (a)	536	425
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	413	329
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	440	370
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	1,340	1,062
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	272	229
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	128	113
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (a)	1,286	1,019
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	298	236
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	10,995	10,081
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	149	135
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (a)	338	268
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (a)	348	324
Freddie Mac Pool #8D0226 2.547% 5/1/2052 (a)(d)	424	389
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	7,787	6,755
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	3,221	2,793
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (a)	139	129
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	182	174
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	787	776
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (a)	46	46
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (a)	39	38
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	834	800
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	210	201
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	122	117
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	9,439	9,298
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)	1,376	1,283
Freddie Mac Pool #SD3782 4.50% 10/1/2052 (a)	3,197	3,066
Freddie Mac Pool #SD8257 4.50% 10/1/2052 (a)	3,089	2,962
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	82	78
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	999	976
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (a)	957	920
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,908	1,915
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	4,227	4,396
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	14	13
Freddie Mac Pool #QF8523 4.00% 2/1/2053 (a)	760	708
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	764	711
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	861	863
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	804	819
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	434	443
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	83	80
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	768	769
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	502	503
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	3,733	3,803

American Funds Insurance Series	254

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	USD1,731	$1,765
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	257	268
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	1,455	1,458
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	14,538	14,809
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (a)	3,775	3,843
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	1,904	1,938
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	803	818
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	403	413
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	348	356
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	247	253
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	194	200
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	1,992	2,073
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	1,727	1,797
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	1,668	1,743
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	1,623	1,695
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	1,143	1,196
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	874	912
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	550	570
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	482	510
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	16,933	16,977
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	617	618
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (a)	18,216	18,553
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	19,987	20,355
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	725	726
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (a)	39,176	39,944
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	2,110	2,150
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	87	90
Freddie Mac Pool #SD8366 5.00% 10/1/2053 (a)	3,281	3,228
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	4,713	4,800
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	711	681
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	3,169	3,177
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	10,396	10,814
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (a)	576	608
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	1,962	1,964
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	381	395
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)	159	148
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	944	945
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (a)	4,108	4,205
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	209	213
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	502	503
Freddie Mac Pool #SD8425 4.00% 4/1/2054 (a)	515	480
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	576	580
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	100	101
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	494	506
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	481	482
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	77	79
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	2,443	2,544
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	1,230	1,282
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	11,851	12,146
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	2,802	2,926
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	1,068	1,112
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	651	680
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	8,348	8,505
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	3,103	3,161
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	246	252
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	6,989	7,236
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	4,177	4,207
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	1,001	1,002
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	3,261	3,323

255	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	USD1,501	$1,530
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	150	154
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	91	92
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	3,944	4,108
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (a)	679	679
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	504	513
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	272	279
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	257	264
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	238	244
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	152	155
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (a)	5,032	5,240
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,840	1,902
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4	4
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	46	48
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	408	408
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	3	3
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	3,846	3,917
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	1,569	1,610
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,098	1,124
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	484	492
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	6	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	82	83
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	12,305	12,716
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	450	458
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	118	120
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	667	654
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	3,875	3,916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(d)	3,500	3,289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	721	618
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	291	257
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	3,587	3,351
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	3,203	3,004
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	786	672
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(d)	1,102	994
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	347	334
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	3,476	3,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	416	400
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	1,558	1,490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	612	546
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	328	294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	1,346	1,248
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	13,783	13,404
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	3,488	3,313
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	997	918
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	435	383
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	3,393	3,264
Government National Mortgage Assn. 3.50% 7/1/2055 (a)(e)	30	27
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(e)	5	5
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(e)	1,905	1,908
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	59	62
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (a)	121	128
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (a)	26	26
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	133	135
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	63	67
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	1,745	1,792
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	625	629
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	427	415
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (a)	15	13
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	768	626

American Funds Insurance Series	256

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	USD673	$548
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,506	3,773
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	1,955	1,663
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	622	520
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	3,517	2,957
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	82	69
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	3,014	2,549
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	1,549	1,312
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	943	797
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	739	619
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	236	209
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	871	741
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	185	164
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	2,113	1,929
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	655	598
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	3,991	3,641
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	307	288
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	419	392
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	208	194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	53	52
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	4,289	4,126
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	2,759	2,651
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	1,153	1,108
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	4,418	4,114
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054 (a)	5,868	5,460
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	1,402	1,343
Government National Mortgage Assn. Pool #MB0089 4.00% 12/20/2054 (a)	4,240	3,946
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	436	405
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	424	310
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(e)	1,115	1,019
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(e)	920	900
Uniform Mortgage-Backed Security 5.00% 7/1/2040 (a)(e)	780	786
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(e)	8,642	7,167
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(e)	25,486	22,949
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(e)	1,272	1,183
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (a)(e)	432	413
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(e)	437	429
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(e)	3,295	3,349
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(e)	12,685	13,356
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(e)	6,583	5,215
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(e)	10,488	9,074
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(e)	2,690	2,501
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(e)	50,461	52,030
Total mortgage-backed obligations		844,043
U.S. Treasury bonds & notes 37.75%
U.S. Treasury 33.19%
U.S. Treasury 3.125% 8/15/2025	390	389
U.S. Treasury 3.00% 10/31/2025	1,395	1,390
U.S. Treasury 4.25% 12/31/2025	17,685	17,687
U.S. Treasury 4.25% 1/31/2026	5,535	5,536
U.S. Treasury 4.625% 2/28/2026	9,375	9,402
U.S. Treasury 4.625% 3/15/2026	11,050	11,090
U.S. Treasury 4.50% 3/31/2026	1,435	1,439
U.S. Treasury 4.875% 4/30/2026	35,525	35,754
U.S. Treasury 0.875% 6/30/2026	2,065	2,002
U.S. Treasury 4.50% 7/15/2026	10,366	10,422
U.S. Treasury 4.375% 7/31/2026	25,795	25,902
U.S. Treasury 4.625% 9/15/2026	10,209	10,293

257	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.50% 9/30/2026	USD11,100	$11,044
U.S. Treasury 3.875% 3/31/2027	23,000	23,039
U.S. Treasury 4.50% 4/15/2027	30,000	30,375
U.S. Treasury 0.50% 4/30/2027	1,250	1,179
U.S. Treasury 2.625% 5/31/2027	2,290	2,243
U.S. Treasury 3.75% 6/30/2027	33,220	33,242
U.S. Treasury 3.75% 8/15/2027	5,043	5,046
U.S. Treasury 4.25% 2/15/2028	48,655	49,313
U.S. Treasury 3.625% 5/31/2028	14,850	14,819
U.S. Treasury 1.25% 6/30/2028	3,325	3,096
U.S. Treasury 4.00% 6/30/2028	6,907	6,966
U.S. Treasury 1.00% 7/31/2028	970	894
U.S. Treasury 4.125% 7/31/2028	17,685	17,898
U.S. Treasury 2.625% 2/15/2029	3,270	3,149
U.S. Treasury 4.50% 5/31/2029	825	848
U.S. Treasury 2.625% 7/31/2029	9,309	8,917
U.S. Treasury 4.00% 7/31/2029	15,070	15,212
U.S. Treasury 4.125% 10/31/2029	4,800	4,869
U.S. Treasury 4.125% 11/30/2029	10,200	10,350
U.S. Treasury 4.375% 12/31/2029	23,475	24,057
U.S. Treasury 4.00% 2/28/2030	11,270	11,380
U.S. Treasury 4.00% 3/31/2030	15,000	15,140
U.S. Treasury 3.75% 6/30/2030	17,030	16,986
U.S. Treasury 4.625% 9/30/2030	1,290	1,338
U.S. Treasury 4.875% 10/31/2030	625	656
U.S. Treasury 4.25% 6/30/2031	9,625	9,801
U.S. Treasury 4.125% 11/30/2031	3,240	3,272
U.S. Treasury 4.125% 2/29/2032	9,305	9,390
U.S. Treasury 4.125% 3/31/2032	3,000	3,026
U.S. Treasury 2.75% 8/15/2032	8,095	7,467
U.S. Treasury 3.875% 8/15/2033	3,180	3,133
U.S. Treasury 4.375% 5/15/2034	1,687	1,714
U.S. Treasury 3.875% 8/15/2034	1,970	1,924
U.S. Treasury 4.25% 11/15/2034	1,790	1,796
U.S. Treasury 4.625% 2/15/2035	5,000	5,159
U.S. Treasury 4.50% 8/15/2039 (f)	13,655	13,601
U.S. Treasury 4.625% 2/15/2040	90	90
U.S. Treasury 1.375% 11/15/2040	1,945	1,239
U.S. Treasury 3.875% 5/15/2043	820	732
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,654
U.S. Treasury 4.125% 8/15/2044 (f)	11,760	10,773
U.S. Treasury 2.50% 2/15/2045	4,850	3,415
U.S. Treasury 5.00% 5/15/2045	7,855	8,068
U.S. Treasury 2.50% 2/15/2046	3,900	2,703
U.S. Treasury 2.50% 5/15/2046	1,585	1,095
U.S. Treasury 2.875% 11/15/2046	2,700	1,988
U.S. Treasury 3.00% 8/15/2048	750	554
U.S. Treasury 2.375% 11/15/2049	1,435	923
U.S. Treasury 1.25% 5/15/2050	14,825	7,122
U.S. Treasury 1.375% 8/15/2050	4,330	2,135
U.S. Treasury 1.625% 11/15/2050 (f)	26,165	13,785
U.S. Treasury 1.875% 2/15/2051	5,892	3,310
U.S. Treasury 2.375% 5/15/2051	6,280	3,985
U.S. Treasury 2.00% 8/15/2051	5,226	3,012
U.S. Treasury 1.875% 11/15/2051	3,164	1,760
U.S. Treasury 3.00% 8/15/2052	895	646
U.S. Treasury 4.00% 11/15/2052	1,849	1,618
U.S. Treasury 4.75% 11/15/2053	205	203
U.S. Treasury 4.25% 2/15/2054 (f)	11,130	10,157

American Funds Insurance Series	258

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 5/15/2054	USD5,610	$5,448
U.S. Treasury 4.25% 8/15/2054	3,825	3,493
U.S. Treasury 4.625% 2/15/2055	7,370	7,174
U.S. Treasury, interest only, 0% 11/15/2040 (f)	1,110	526
		603,291

U.S. Treasury inflation-protected securities 4.56%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (g)	2,398	2,398
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)	9,477	9,371
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)	2,916	2,856
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)	36,770	37,226
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (g)	1,077	991
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)	3,349	3,036
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)	7,268	7,277
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (g)	139	136
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (f)(g)	1,483	1,152
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)	1,730	1,286
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (g)	319	231
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)	363	211
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)	142	77
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (g)	802	636
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)	3,736	3,421
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)	12,921	12,496
		82,801
Total U.S. Treasury bonds & notes		686,092
Federal agency bonds & notes 2.82%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	91	90
Fannie Mae 7.125% 1/15/2030	2,000	2,273
Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,416
Federal Home Loan Bank 5.50% 7/15/2036	300	327
Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,794
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,930
Tennessee Valley Authority 4.875% 5/15/2035	2,445	2,502
Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,809
Tennessee Valley Authority 5.88% 4/1/2036	875	969
Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	218
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	695	666
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	897	911
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,220	2,217
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,226	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	10,060
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	3,006
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,971
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,793	1,733
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,194	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	2,327	2,187
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	1,639	1,528
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034	330	304
		51,206
Total bonds, notes & other debt instruments (cost: $1,613,297,000)		1,581,341

259	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Short-term securities 16.90%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 13.73%
ADP Tax Services, Inc. 7/1/2025 (c)	4.330%	USD1,757	$1,757
ADP Tax Services, Inc. 7/2/2025 (c)	4.340	5,500	5,499
Alphabet,Inc. 9/23/2025 (c)	4.340	20,000	19,796
Apple, Inc. 8/4/2025 (c)	4.300	11,900	11,850
Apple, Inc. 8/13/2025 (c)	4.300	22,500	22,382
CAFCO, LLC 8/19/2025 (c)	4.350	15,300	15,207
Chariot Funding, LLC 8/25/2025 (c)	4.370	10,000	9,931
Chariot Funding, LLC 9/4/2025 (c)	4.370	7,000	6,943
Chariot Funding, LLC 9/15/2025 (c)	4.370	500	495
Cisco Systems, Inc. 8/1/2025 (c)	4.270	10,000	9,962
Cisco Systems, Inc. 8/5/2025 (c)	4.270	10,000	9,957
Coca-Cola Co. 7/17/2025 (c)	4.310	5,000	4,990
Eli Lilly and Co. 7/25/2025 (c)	4.330	8,700	8,674
Johnson & Johnson 7/3/2025 (c)	4.260	22,000	21,992
Komatsu Finance America, Inc. 9/11/2025 (c)	4.330	17,400	17,247
Linde, Inc. 8/27/2025	4.300	5,000	4,966
LVMH Moet Hennessy Louis Vuitton, Inc. 10/1/2025 (c)	4.310	5,000	4,944
Novartis Finance Corp. 7/7/2025 (c)	4.320	3,600	3,597
Paccar Financial Corp. 7/10/2025	4.360	8,400	8,390
Paccar Financial Corp. 7/24/2025	4.340	8,150	8,126
Prudential Funding, LLC 7/2/2025	4.340	16,000	15,996
Wal-Mart Stores, Inc. 7/7/2025 (c)	4.323	16,800	16,786
Wal-Mart Stores, Inc. 7/14/2025 (c)	4.310	10,000	9,983
Wal-Mart Stores, Inc. 7/21/2025 (c)	4.310	10,000	9,975
			249,445

Bonds & notes of governments & government agencies outside the U.S. 0.27%
Ontario (Province of) 7/18/2025	4.360	5,000	4,989

U.S. Treasury bills 0.15%
U.S. Treasury 7/1/2025	4.100	2,700	2,700

Federal agency bills & notes 2.75%
Federal Farm Credit Banks 8/7/2025	4.230	7,100	7,069
Federal Farm Credit Banks 8/27/2025	4.220	5,000	4,967
Federal Home Loan Bank 7/9/2025	4.210	8,900	8,892
Federal Home Loan Bank 7/11/2025	4.218	6,000	5,993
Federal Home Loan Bank 7/25/2025	4.204	7,500	7,480
Federal Home Loan Bank 8/27/2025	4.225	10,600	10,529
Federal Home Loan Bank 9/17/2025	4.230	5,000	4,955
Total short-term securities (cost: $307,049,000)			307,019

American Funds Insurance Series	260

U.S. Government Securities Fund (continued)
Options purchased (equity style) 0.01%	Value (000)
Options purchased (equity style)*	$206
Total options purchased (equity style) (cost: $626,000)	206
Total investment securities 103.92% (cost: $1,920,972,000)	1,888,566
Other assets less liabilities (3.92)%	(71,188)
Net assets 100.00%	$1,817,378
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Options	607	9/12/2025	USD97.00	USD151,750	$23
3 Month SOFR Futures Options	1,551	9/12/2025	98.00	387,750	29
3 Month SOFR Futures Options	106	12/12/2025	96.50	26,500	42
3 Month SOFR Futures Options	106	12/12/2025	97.00	26,500	19
3 Month SOFR Futures Options	105	12/12/2025	97.50	26,250	11
3 Month SOFR Futures Options	20	12/12/2025	98.00	5,000	1
					$125
Put
10 Year U.S. Treasury Note Futures Options	70	7/3/2025	USD111.25	7,000	$3
3 Month SOFR Futures Options	3,128	12/12/2025	95.69	782,000	78
					$81
					$206
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	111	9/2/2025	USD44,274	$(2)
3 Month SOFR Futures	Long	2,584	9/17/2025	617,996	(302)
3 Month SOFR Futures	Long	139	3/18/2026	33,475	56
3 Month SOFR Futures	Long	3	6/17/2026	724	(3)
2 Year U.S. Treasury Note Futures	Long	3,136	10/3/2025	652,362	2,220
5 Year U.S. Treasury Note Futures	Long	4,330	10/3/2025	471,970	5,219
10 Year U.S. Treasury Note Futures	Long	866	9/30/2025	97,100	1,787
10 Year Ultra U.S. Treasury Note Futures	Short	99	9/30/2025	(11,312)	(97)
20 Year U.S. Treasury Bond Futures	Long	146	9/30/2025	16,858	591
30 Year Ultra U.S. Treasury Bond Futures	Long	10	9/30/2025	1,191	10
					$9,479

261	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	$7	$—	$7
4.225%	Annual	SOFR	Annual	9/30/2025	USD27,550	(11)	—	(11)
SOFR	Annual	4.63358%	Annual	10/31/2025	USD1,381	(1)	—	(1)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	— (b)	—	— (b)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	— (b)	—	— (b)
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	(2)	—	(2)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	8	—	8
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	4	—	4
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	3	—	3
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	2	—	2
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	2	—	2
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	2	—	2
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	2	—	2
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	82	—	82
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	82	—	82
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	195	—	195
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	97	—	97
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	220	—	220
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	191	—	191
4.659%	Annual	SOFR	Annual	5/17/2026	USD45,400	278	—	278
SOFR	Annual	4.528%	Annual	6/18/2026	USD2,700	(16)	—	(16)
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(9)	—	(9)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(13)	—	(13)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(15)	—	(15)
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(509)	—	(509)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	67	—	67
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	33	—	33
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	429	—	429
SOFR	Annual	3.62%	Annual	6/30/2027	USD7,849	(31)	—	(31)
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	8	—	8
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	13	—	13
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	172	—	172
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	(19)	—	(19)
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	(23)	—	(23)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	(29)	—	(29)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	6,039	—	6,039
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(28)	—	(28)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(17)	—	(17)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(8)	—	(8)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(9)	—	(9)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(9)	—	(9)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(34)	—	(34)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(15)	—	(15)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(19)	—	(19)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(28)	—	(28)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(23)	—	(23)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(19)	—	(19)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(141)	—	(141)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,074	—	2,074
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(13)	—	(13)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(34)	—	(34)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	35	—	35

American Funds Insurance Series	262

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	$5	$—	$5
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	925	—	925
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,141)	—	(1,141)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(261)	—	(261)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(260)	—	(260)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	(25)	—	(25)
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	524	—	524
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	98	—	98
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	93	—	93
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	218	—	218
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	216	—	216
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	130	—	130
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	121	—	121
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	115	—	115
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	112	—	112
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	114	—	114
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	135	—	135
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	239	—	239
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	129	—	129
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	111	—	111
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	131	—	131
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,019	87	—	87
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	64	—	64
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	18	—	18
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	323	—	323
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	325	—	325
						$11,516	$—	$11,516

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $212,930,000, which represented 11.72% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,617,000, which represented 0.80% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

263	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2025unaudited

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,422,976	$441,872
Total growth funds (cost: $324,437,000)		441,872
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,428,526	52,005
Total fixed income funds (cost: $51,791,000)		52,005
Short-term securities 4.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	23,813,652	23,814
Total short-term securities (cost: $23,814,000)		23,814
Options purchased (equity style) 0.63%
Options purchased (equity style)*		3,271
Total options purchased (cost: $3,943,000)		3,271
Total investment securities 100.20% (cost: $403,985,000)		520,962
Other assets less liabilities (0.20)%		(1,017)
Net assets 100.00%		$519,945
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	10	USD6,205	USD4,225.00	12/19/2025	$21
S&P 500 Index	450	279,223	4,250.00	12/19/2025	958
S&P 500 Index	30	18,615	4,300.00	12/19/2025	67
S&P 500 Index	45	27,922	4,325.00	12/19/2025	103
S&P 500 Index	50	31,025	4,350.00	12/19/2025	117
S&P 500 Index	20	12,410	4,375.00	12/19/2025	48
S&P 500 Index	90	55,844	4,250.00	3/20/2026	334
S&P 500 Index	415	257,505	4,275.00	3/20/2026	1,623
					$3,271
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
British Pound Currency Futures	Short	1	9/15/2025	USD(86)	$(2)
Euro Currency Futures	Short	1	9/15/2025	(148)	(4)
S&P 500 E-mini Index Futures	Long	92	9/19/2025	28,767	66
					$60

American Funds Insurance Series	264

Managed Risk Growth Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$445,562	$110,570	$123,574	$45,855	$(36,541)	$441,872	$852	$34,295
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	52,786	30,401	32,858	4	1,672	52,005	457	—
Total 94.99%				$45,859	$(34,869)	$493,877	$1,309	$34,295

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

265	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2025unaudited

Growth funds 84.91%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,843,208	$96,864
Total growth funds (cost: $76,504,000)		96,864
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,190,005	11,400
Total fixed income funds (cost: $11,262,000)		11,400
Short-term securities 4.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	4,707,948	4,708
Total short-term securities (cost: $4,708,000)		4,708
Options purchased (equity style) 0.42%
Options purchased (equity style)*		481
Total options purchased (cost: $718,000)		481
Total investment securities 99.45% (cost: $93,192,000)		113,453
Other assets less liabilities 0.55%		628
Net assets 100.00%		$114,081
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
iShares MSCI EAFE ETF	3,900	USD34,862	USD64.00	9/19/2025	$45
iShares MSCI EAFE ETF	120	1,073	65.00	9/19/2025	3
iShares MSCI EAFE ETF	150	1,341	69.00	9/19/2025	6
iShares MSCI EAFE ETF	1,500	13,408	65.00	12/19/2025	46
iShares MSCI EAFE ETF	750	6,704	75.00	12/19/2025	62
iShares MSCI EAFE ETF	350	3,128	76.00	12/19/2025	35
iShares MSCI EAFE ETF	250	2,235	65.00	3/20/2026	13
iShares MSCI EAFE ETF	3,300	29,499	70.00	3/20/2026	271
					$481
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
MSCI EAFE Index Futures	Short	8	9/19/2025	USD(1,073)	$(24)
S&P 500 E-mini Index Futures	Short	5	9/19/2025	(1,563)	(55)
Mini MSCI Emerging Market Index Futures	Short	45	9/19/2025	(2,775)	(47)
					$(126)

American Funds Insurance Series	266

Managed Risk International Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.91%
American Funds Insurance Series – International Fund, Class 1	$96,701	$9,227	$20,142	$2,798	$8,280	$96,864	$62	$—
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,472	3,743	4,220	(30)	435	11,400	101	—
Total 94.90%				$2,768	$8,715	$108,264	$163	$—

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

267	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2025unaudited

Growth-and-income funds 85.02%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	15,813,911	$270,418
Total growth-and-income funds (cost: $211,011,000)		270,418
Fixed income funds 9.98%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,179,864	31,735
Total fixed income funds (cost: $31,329,000)		31,735
Short-term securities 4.61%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	14,661,495	14,661
Total short-term securities (cost: $14,661,000)		14,661
Options purchased (equity style) 0.38%
Options purchased (equity style)*		1,203
Total options purchased (cost: $1,977,000)		1,203
Total investment securities 99.99% (cost: $258,978,000)		318,017
Other assets less liabilities 0.01%		47
Net assets 100.00%		$318,064
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	250	USD155,124	USD4,500.00	9/19/2025	$215
S&P 500 Index	25	15,512	4,225.00	12/19/2025	52
S&P 500 Index	50	31,025	4,250.00	12/19/2025	107
S&P 500 Index	40	24,820	4,300.00	12/19/2025	89
S&P 500 Index	40	24,820	4,325.00	12/19/2025	91
S&P 500 Index	10	6,205	4,350.00	12/19/2025	23
S&P 500 Index	35	21,717	4,375.00	12/19/2025	84
S&P 500 Index	15	9,307	4,175.00	3/20/2026	53
S&P 500 Index	125	77,562	4,275.00	3/20/2026	489
					$1,203
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	38	9/19/2025	USD11,882	$298

American Funds Insurance Series	268

Managed Risk Washington Mutual Investors Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.02%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$273,106	$42,783	$50,322	$10,456	$(5,605)	$270,418	$933	$17,905
Fixed income funds 9.98%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,524	9,695	11,805	(345)	1,666	31,735	257	—
Total 95.00%				$10,111	$(3,939)	$302,153	$1,190	$17,905

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

269	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2025unaudited

Growth-and-income funds 79.76%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	27,136,375	$1,693,310
Total growth-and-income funds (cost: $1,467,670,000)		1,693,310
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	33,142,813	317,508
Total fixed income funds (cost: $314,557,000)		317,508
Short-term securities 4.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	99,642,239	99,642
Total short-term securities (cost: $99,642,000)		99,642
Options purchased (equity style) 0.69%
Options purchased (equity style)*		14,515
Total options purchased (cost: $22,680,000)		14,515
Total investment securities 100.10% (cost: $1,904,549,000)		2,124,975
Other assets less liabilities (0.10)%		(2,020)
Net assets 100.00%		$2,122,955
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	40	USD24,820	USD4,225.00	9/19/2025	$26
S&P 500 Index	80	49,640	4,300.00	9/19/2025	56
S&P 500 Index	70	43,435	4,450.00	9/19/2025	58
S&P 500 Index	2,200	1,365,089	4,500.00	9/19/2025	1,888
S&P 500 Index	120	74,459	4,125.00	12/19/2025	226
S&P 500 Index	150	93,074	4,225.00	12/19/2025	311
S&P 500 Index	1,285	797,336	4,250.00	12/19/2025	2,737
S&P 500 Index	500	310,247	4,300.00	12/19/2025	1,118
S&P 500 Index	120	74,459	4,325.00	12/19/2025	274
S&P 500 Index	160	99,279	4,375.00	12/19/2025	386
S&P 500 Index	80	49,640	4,175.00	3/20/2026	280
S&P 500 Index	1,830	1,135,506	4,275.00	3/20/2026	7,155
					$14,515

American Funds Insurance Series	270

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	460	9/19/2025	USD143,836	$3,205
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.76%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,736,906	$409,049	$302,039	$54,771	$(205,377)	$1,693,310	$4,029	$278,792
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	325,683	82,741	102,164	(557)	11,805	317,508	2,800	—
Total 94.72%				$54,214	$(193,572)	$2,010,818	$6,829	$278,792

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

271	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2025unaudited

Asset allocation funds 95.10%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	71,278,050	$1,858,219
Total asset allocation funds (cost: $1,681,795,000)		1,858,219
Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	94,150,915	94,151
Total short-term securities (cost: $94,151,000)		94,151
Options purchased (equity style) 0.15%
Options purchased (equity style)*		2,833
Total options purchased (cost: $3,627,000)		2,833
Total investment securities 100.07% (cost: $1,779,573,000)		1,955,203
Other assets less liabilities (0.07)%		(1,334)
Net assets 100.00%		$1,953,869
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	20	USD12,410	USD4,300.00	9/19/2025	$14
S&P 500 Index	20	12,410	4,500.00	9/19/2025	17
S&P 500 Index	30	18,615	4,125.00	12/19/2025	57
S&P 500 Index	35	21,717	4,225.00	12/19/2025	72
S&P 500 Index	405	251,300	4,250.00	12/19/2025	863
S&P 500 Index	105	65,152	4,300.00	12/19/2025	235
S&P 500 Index	30	18,615	4,350.00	12/19/2025	70
S&P 500 Index	385	238,891	4,275.00	3/20/2026	1,505
					$2,833
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	81	9/19/2025	USD25,328	$638

American Funds Insurance Series	272

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.10%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,923,478	$243,681	$317,008	$(5,123)	$13,191	$1,858,219	$8,184	$127,660

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

273	American Funds Insurance Series

Financial statements unaudited
Statements of assets and liabilities at June 30, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,417,403	$2,956,588	$50,144,089	$6,929,119	$3,605,243
Affiliated issuers	237,566	156,122	1,443,384	330,868	147,681
Cash	177	303	335	608	293
Cash collateral received for securities on loan	—	2,182	14,037	—	478
Cash collateral pledged for futures contracts	—	—	—	—	150
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	510	608	1,254	5,444	1,308
Unrealized appreciation on open forward currency contracts	—	—	—	—	90
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	—	2,449	—	23,471	4,758
Sales of fund’s shares	4,270	814	35,214	2,867	4,264
Dividends and interest	11,835	4,669	17,251	16,811	9,797
Variation margin on futures contracts	—	—	—	—	22
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	3	33	36	5	3
Other	424	197	97	810	300
	8,672,188	3,123,965	51,655,697	7,310,003	3,774,387
Liabilities:
Collateral for securities on loan	—	21,824	140,364	—	4,784
Unrealized depreciation on open forward currency contracts	—	—	—	—	168
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	31,663	5,973	14,198	47,280	10,534
Repurchases of fund’s shares	38,493	10,483	187,437	20,823	6,332
Investment advisory services	2,580	1,465	12,329	2,765	1,514
Insurance administrative fees	619	196	3,597	296	525
Services provided by related parties	1,145	504	6,608	959	437
Trustees’ deferred compensation	124	68	683	195	57
Variation margin on futures contracts	—	—	—	—	2
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	6,022	16,925	—	28,851	22,200
Other	90	50	713	130	174
	80,736	57,488	365,929	101,299	46,727
Commitments and contingencies*
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,832,286	$2,197,996	$19,661,442	$5,060,920	$2,275,998
Total distributable earnings (accumulated loss)	3,759,166	868,481	31,628,326	2,147,784	1,451,662
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660
Investment securities on loan, at value	$11	$21,033	$137,026	$—	$7,151
Investment securities, at cost
Unaffiliated issuers	4,879,530	2,155,395	20,971,807	5,063,863	2,264,412
Affiliated issuers	237,553	156,110	1,443,194	330,857	147,673
Cash denominated in currencies other than U.S. dollars, at cost	510	608	1,254	5,444	1,307
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	274

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,287,736	$15,216	$1,931,702	$40,992,508	$380,489
Affiliated issuers	366,782	510	76,286	1,643,318	15,675
Cash	336	50	121	201	36
Cash collateral received for securities on loan	1	—	899	—	94
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	—	627	2,042	256
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	19,690	—	3,968	—	621
Sales of fund’s shares	6,995	16	2,215	6,034	627
Dividends and interest	14,672	12	4,292	42,203	1,442
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	11	— †	1	10	2
Other	1	—	272	440	56
	11,696,228	15,804	2,020,383	42,686,756	399,298
Liabilities:
Collateral for securities on loan	5	7	8,988	—	937
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	9,997	36	5,744	25,347	729
Repurchases of fund’s shares	9,657	— †	5,926	82,681	902
Investment advisory services	2,096	6	601	8,480	152
Insurance administrative fees	1,177	— †	182	1,699	114
Services provided by related parties	1,296	—	324	4,431	81
Trustees’ deferred compensation	153	— †	33	704	14
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	154	—	863	1,045	253
Other	4	— †	18	52	51
	24,539	49	22,679	124,439	3,233
Commitments and contingencies*
Net assets at June 30, 2025	$11,671,689	$15,755	$1,997,704	$42,562,317	$396,065
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,758,521	$15,085	$1,120,609	$22,041,672	$309,180
Total distributable earnings (accumulated loss)	4,913,168	670	877,095	20,520,645	86,885
Net assets at June 30, 2025	$11,671,689	$15,755	$1,997,704	$42,562,317	$396,065
Investment securities on loan, at value	$4	$7	$8,902	$—	$891
Investment securities, at cost
Unaffiliated issuers	6,918,368	14,602	1,157,926	22,366,500	275,220
Affiliated issuers	366,732	510	76,280	1,557,595	15,673
Cash denominated in currencies other than U.S. dollars, at cost	4	—	627	2,042	256
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

275	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,415,891	$26,082,288	$394,091	$10,443,773	$1,419,926
Affiliated issuers	147,304	2,096,328	25,703	745,797	56,565
Cash	837	733	46	144	88
Cash collateral received for securities on loan	1,754	235	154	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	207	404	342	242	1,005
Unrealized appreciation on open forward currency contracts	—	—	280	637	3,338
Bilateral swaps, at value	—	—	60	2,806	522
Unrealized appreciation on unfunded commitments*	—	2	—	—	— †
Receivables for:
Sales of investments	32,413	1,054,925	3,625	580,724	523
Sales of fund’s shares	18,606	6,351	436	39,402	2,634
Dividends and interest	5,662	81,500	2,051	84,545	14,704
Variation margin on futures contracts	248	3,148	102	8,173	1,130
Variation margin on centrally cleared swap contracts	6	—	23	223	218
Variation margin on options (futures style)	—	—	9	—	77
Securities lending income	3	22	— †	—	—
Other	179	719	61	61	465
	1,623,110	29,326,655	426,983	11,906,527	1,501,195
Liabilities:
Collateral for securities on loan	17,540	2,353	1,545	—	—
Unrealized depreciation on open forward currency contracts	—	—	601	2,964	3,277
Bilateral swaps, at value	—	—	284	1,761	3,690
Options written, at value	—	—	—	—	12
Payables for:
Purchases of investments	36,269	1,593,478	4,947	924,089	18,908
Repurchases of fund’s shares	1,300	39,578	418	6,595	1,783
Investment advisory services	284	5,882	143	1,795	514
Insurance administrative fees	431	4,051	99	913	62
Services provided by related parties	184	2,924	73	1,074	206
Trustees’ deferred compensation	15	431	6	178	32
Variation margin on futures contracts	17	1,321	33	463	346
Variation margin on centrally cleared swap contracts	18	234	14	1,126	230
Variation margin on options (futures style)	—	—	7	—	58
Non-U.S. taxes	717	800	182	—	20
Other	12	22	42	6	103
	56,787	1,651,074	8,394	940,964	29,241
Commitments and contingencies*
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589	$10,965,563	$1,471,954
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,157,379	$18,236,532	$331,978	$12,407,733	$1,667,643
Total distributable earnings (accumulated loss)	408,944	9,439,049	86,611	(1,442,170)	(195,689)
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589	$10,965,563	$1,471,954
Investment securities on loan, at value	$16,714	$2,306	$1,472	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,052,673	18,416,741	317,156	10,550,966	1,430,793
Affiliated issuers	150,264	2,120,361	25,449	745,710	54,976
Cash denominated in currencies other than U.S. dollars, at cost	210	427	341	238	1,005
Premiums received on options written	—	—	13	—	121

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	276

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$941,867	$132,312	$328,734	$1,888,566	$27,085
Affiliated issuers	45,169	—	—	—	493,877
Cash	493	148	106	2,239	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	257	—	—	—	967
Cash collateral pledged for swap contracts	1,348	—	—	—	—
Cash denominated in currencies other than U.S. dollars	2	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	2	—	—	—	—
Receivables for:
Sales of investments	897	19,309	—	198,469	1,981
Sales of fund’s shares	1,131	536	71	8,809	40
Dividends and interest	14,530	455	—	10,099	79
Variation margin on futures contracts	18	74	—	1,211	92
Variation margin on centrally cleared swap contracts	—	1	—	546	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	—	—	—	—	—
Other	5	1	—	—	—
	1,005,719	152,836	328,911	2,109,939	524,121
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	8,748	34,514	—	287,995	2,850
Repurchases of fund’s shares	1,378	80	4,484	2,734	829
Investment advisory services	229	21	70	315	42
Insurance administrative fees	117	36	46	320	304
Services provided by related parties	175	22	69	302	99
Trustees’ deferred compensation	33	4	12	48	6
Variation margin on futures contracts	9	8	—	104	46
Variation margin on centrally cleared swap contracts	91	10	—	742	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	—	—	—	—	—
Other	—	—	—	1	—
	10,780	34,695	4,681	292,561	4,176
Commitments and contingencies*
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,276,070	$128,755	$317,685	$2,060,022	$436,834
Total distributable earnings (accumulated loss)	(281,131)	(10,614)	6,545	(242,644)	83,111
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	925,675	132,614	328,764	1,920,972	27,757
Affiliated issuers	45,164	—	—	—	376,228
Cash denominated in currencies other than U.S. dollars, at cost	2	—	—	—	—
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

277	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,189	$15,864	$114,157	$96,984
Affiliated issuers	108,264	302,153	2,010,818	1,858,219
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	673	722	6,046	1,606
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	593	585	13,194	2,675
Sales of fund’s shares	7	6	22	162
Dividends and interest	18	53	357	347
Variation margin on futures contracts	— †	112	1,112	234
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	114,744	319,495	2,145,706	1,960,227
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	502	800	13,902	1,501
Repurchases of fund’s shares	60	292	6,786	2,977
Investment advisory services	9	26	171	158
Insurance administrative fees	68	190	1,257	1,177
Services provided by related parties	22	62	53	390
Trustees’ deferred compensation	2	5	26	38
Variation margin on futures contracts	—	56	556	117
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	663	1,431	22,751	6,358
Commitments and contingencies*
Net assets at June 30, 2025	$114,081	$318,064	$2,122,955	$1,953,869
Net assets consist of:
Capital paid in on shares of beneficial interest	$139,237	$288,277	$1,694,131	$1,732,385
Total distributable earnings (accumulated loss)	(25,156)	29,787	428,824	221,484
Net assets at June 30, 2025	$114,081	$318,064	$2,122,955	$1,953,869
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	5,426	16,638	122,322	97,778
Affiliated issuers	87,766	242,340	1,782,227	1,681,795
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	278

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,826,307	$885,004	$23,219,776	$3,273,585	$1,963,422
	Shares outstanding	106,790	46,087	179,874	163,697	66,495
	Net asset value per share	$35.83	$19.20	$129.09	$20.00	$29.53
Class 1A:	Net assets	$23,541	$6,080	$394,214	$14,290	$12,395
	Shares outstanding	662	322	3,092	719	423
	Net asset value per share	$35.56	$18.89	$127.48	$19.87	$29.34
Class 2:	Net assets	$3,658,494	$1,785,308	$21,211,228	$3,398,928	$851,450
	Shares outstanding	103,962	99,231	166,854	170,971	29,249
	Net asset value per share	$35.19	$17.99	$127.12	$19.88	$29.11
Class 3:	Net assets			$286,572	$15,420
	Shares outstanding	Not applicable	Not applicable	2,195	769	Not applicable
	Net asset value per share			$130.57	$20.06
Class 4:	Net assets	$1,083,110	$390,085	$6,177,978	$506,481	$900,393
	Shares outstanding	31,244	21,761	50,128	25,929	31,253
	Net asset value per share	$34.67	$17.93	$123.24	$19.53	$28.81

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,487,868	$10	$611,606	$25,261,729	$31,530
	Shares outstanding	379,415	1	36,247	404,854	2,559
	Net asset value per share	$17.10	$10.45	$16.87	$62.40	$12.32
Class 1A:	Net assets	$34,514	$10	$10,701	$47,962	$7,639
	Shares outstanding	2,030	1	639	776	639
	Net asset value per share	$17.00	$10.45	$16.75	$61.80	$11.96
Class 2:	Net assets	$3,097,649	$11	$1,060,266	$14,111,614	$164,143
	Shares outstanding	185,220	1	63,087	231,203	13,720
	Net asset value per share	$16.72	$10.45	$16.81	$61.04	$11.96
Class 3:	Net assets				$154,690
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,474	Not applicable
	Net asset value per share				$62.54
Class 4:	Net assets	$2,051,658	$15,724	$315,131	$2,986,322	$192,753
	Shares outstanding	124,370	1,505	19,301	50,082	16,407
	Net asset value per share	$16.50	$10.45	$16.33	$59.63	$11.75

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

279	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$793,538	$16,240,337	$96,777	$6,713,270	$619,493
	Shares outstanding	57,708	622,968	7,093	700,832	59,346
	Net asset value per share	$13.75	$26.07	$13.64	$9.58	$10.44
Class 1A:	Net assets	$13,755	$44,955	$4,073	$259,363	$26,030
	Shares outstanding	1,002	1,737	301	27,296	2,519
	Net asset value per share	$13.73	$25.87	$13.54	$9.50	$10.33
Class 2:	Net assets	$20,266	$4,400,629	$149,204	$2,710,252	$754,851
	Shares outstanding	1,475	171,759	11,005	287,705	73,192
	Net asset value per share	$13.74	$25.62	$13.56	$9.42	$10.31
Class 3:	Net assets		$33,494
	Shares outstanding	Not applicable	1,284	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.09
Class 4:	Net assets	$738,764	$6,956,166	$168,535	$1,282,678	$71,580
	Shares outstanding	53,861	274,415	12,672	137,094	7,060
	Net asset value per share	$13.72	$25.35	$13.30	$9.36	$10.14

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$248,752	$17,791	$34,289	$269,845
	Shares outstanding	26,289	1,879	2,993	27,050	Not applicable
	Net asset value per share	$9.46	$9.47	$11.46	$9.98
Class 1A:	Net assets	$3,290	$3,037	$127	$276,893
	Shares outstanding	350	325	11	27,940	Not applicable
	Net asset value per share	$9.41	$9.33	$11.44	$9.91
Class 2:	Net assets	$534,801	$41,346	$227,700	$1,029,394
	Shares outstanding	58,049	4,418	20,602	104,700	Not applicable
	Net asset value per share	$9.21	$9.36	$11.05	$9.83
Class 3:	Net assets	$8,031		$3,782	$5,264
	Shares outstanding	844	Not applicable	338	526	Not applicable
	Net asset value per share	$9.51		$11.21	$10.00
Class 4:	Net assets	$200,065	$55,967	$58,332	$235,982
	Shares outstanding	19,314	6,068	5,249	24,059	Not applicable
	Net asset value per share	$10.36	$9.22	$11.11	$9.81
Class P1:	Net assets					$13,806
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,031
	Net asset value per share					$13.39
Class P2:	Net assets					$506,139
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	38,220
	Net asset value per share					$13.24

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	280

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,954	$2,740	$1,855,636	$12,050
	Shares outstanding	233	226	131,460	946
	Net asset value per share	$8.40	$12.11	$14.12	$12.74
Class P2:	Net assets	$112,127	$315,324	$267,319	$1,941,819
	Shares outstanding	13,401	26,237	19,091	157,980
	Net asset value per share	$8.37	$12.02	$14.00	$12.29
*
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
†
Amount less than one thousand.

Refer to the notes to financial statements.

281	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$78,930	$22,148	$127,325	$103,236	$40,021
Affiliated issuers	—	2,399	28,944	6,773	2,879
	78,930	24,547	156,269	110,009	42,900
Interest from unaffiliated issuers	322	544	47	326	5,531
Securities lending income (net of fees)	24	170	101	30	33
	79,276	25,261	156,417	110,365	48,464
Fees and expenses*:
Investment advisory services	18,949	9,266	71,060	16,287	9,926
Distribution services	5,501	2,468	31,424	4,641	2,023
Insurance administrative services	1,233	392	7,157	592	1,046
Transfer agent services	1	— †	5	1	— †
Administrative services	1,197	430	7,012	1,022	516
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	32	15	216	27	10
Registration statement and prospectus	10	4	74	11	4
Trustees’ compensation	14	5	81	12	6
Auditing and legal	18	38	45	23	16
Custodian	340	210	358	480	564
Other	5	22	24	4	25
Total fees and expenses before waivers and/or reimbursements	27,300	12,850	117,456	23,100	14,136
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,251	622	—	—	1,204
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	4,251	622	—	—	1,204
Total fees and expenses after waivers and/or reimbursements	23,049	12,228	117,456	23,100	12,932
Net investment income	56,227	13,033	38,961	87,265	35,532
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	212,755	98,985	2,508,111	442,791	117,197
Affiliated issuers	(41)	2,156	(73)	(59)	(15)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	50
Forward currency contracts	—	—	—	—	(253)
Swap contracts	—	—	—	—	(88)
Currency transactions	(1,087)	51	454	2,634	(175)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	211,627	101,192	2,508,492	445,366	116,716
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	616,756	126,975	2,234,698	259,557	355,998
Affiliated issuers	(39)	(12,779)	(7)	(34)	(8)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	50
Forward currency contracts	—	—	—	—	(158)
Swap contracts	—	—	—	—	104
Currency translations	501	219	142	1,164	458
	617,218	114,415	2,234,833	260,687	356,444
Net realized gain (loss) and unrealized appreciation (depreciation)	828,845	215,607	4,743,325	706,053	473,160
Net increase (decrease) in net assets resulting from operations	$885,072	$228,640	$4,782,286	$793,318	$508,692

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	282

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$105,376	$85	$22,810	$272,732	$7,423
Affiliated issuers	7,099	7	1,606	37,275	272
	112,475	92	24,416	310,007	7,695
Interest from unaffiliated issuers	14	1	80	83	2
Securities lending income (net of fees)	66	1	8	29	5
	112,555	94	24,504	310,119	7,702
Fees and expenses*:
Investment advisory services	20,532	33	4,458	49,976	841
Distribution services	5,985	— †	1,600	20,214	403
Insurance administrative services	2,337	— †	361	3,435	218
Transfer agent services	1	—	— †	5	— †
Administrative services	1,647	2	282	6,001	53
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	11	2	5	186	6
Registration statement and prospectus	6	2	1	64	— †
Trustees’ compensation	19	— †	4	69	— †
Auditing and legal	24	21	15	41	14
Custodian	111	— †	69	150	34
Other	6	— †	1	22	— †
Total fees and expenses before waivers and/or reimbursements	30,679	60	6,796	80,163	1,569
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	7,873	—	939	—	—
Miscellaneous fee reimbursement	—	21	—	—	—
Total waivers and/or reimbursements of fees and expenses	7,873	21	939	—	—
Total fees and expenses after waivers and/or reimbursements	22,806	39	5,857	80,163	1,569
Net investment income	89,749	55	18,647	229,956	6,133
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	466,620	1	94,134	1,545,351	3,484
Affiliated issuers	(31)	— †	(8)	6,213	— †
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(19)
Swap contracts	—	—	—	—	—
Currency transactions	(10)	—	146	(671)	26
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	466,579	1	94,272	1,550,893	3,491
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	422,904	1,052	120,534	1,519,959	58,509
Affiliated issuers	(37)	— †	(2)	(101,573)	(1)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(10)
Swap contracts	—	—	—	—	—
Currency translations	8	—	261	696	100
	422,875	1,052	120,793	1,419,082	58,598
Net realized gain (loss) and unrealized appreciation (depreciation)	889,454	1,053	215,065	2,969,975	62,089
Net increase (decrease) in net assets resulting from operations	$979,203	$1,108	$233,712	$3,199,931	$68,222

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

283	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$22,301	$115,625	$3,666	$—	$87
Affiliated issuers	2,604	57,784	637	16,350	1,371
	24,905	173,409	4,303	16,350	1,458
Interest from unaffiliated issuers	4,788	173,336	2,702	250,561	32,199
Securities lending income (net of fees)	19	67	1	—	—
	29,712	346,812	7,006	266,911	33,657
Fees and expenses*:
Investment advisory services	2,550	35,056	884	19,253	3,116
Distribution services	854	13,524	374	4,906	1,018
Insurance administrative services	847	8,266	196	1,815	126
Transfer agent services	— †	3	— †	1	— †
Administrative services	214	3,972	60	1,641	217
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	6	58	5	48	6
Registration statement and prospectus	7	35	1	42	1
Trustees’ compensation	3	45	1	18	3
Auditing and legal	29	39	20	8	1
Custodian	50	102	51	79	119
Other	1	17	— †	6	1
Total fees and expenses before waivers and/or reimbursements	4,561	61,117	1,592	27,817	4,608
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	929	—	27	8,204	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	929	—	27	8,204	—
Total fees and expenses after waivers and/or reimbursements	3,632	61,117	1,565	19,613	4,608
Net investment income	26,080	285,695	5,441	247,298	29,049
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	32,418	1,657,001	10,337	(28,295)	(17,007)
Affiliated issuers	—	(136,762)	(3)	94	(1)
Options purchased (futures style)	—	—	(44)	—	(399)
Options written	—	—	27	—	297
Futures contracts	(329)	5,194	(227)	(29,364)	(425)
Forward currency contracts	—	—	(4,788)	(8,500)	1,112
Swap contracts	60	(455)	6	5,186	404
Currency transactions	4	(536)	(66)	22	(406)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	32,153	1,524,442	5,242	(60,857)	(16,425)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	106,144	112,140	25,483	205,102	97,958
Affiliated issuers	561	148,001	70	(208)	385
Options purchased (futures style)	—	—	7	—	64
Options written	—	—	(5)	—	15
Futures contracts	2,387	21,662	519	71,589	5,267
Forward currency contracts	—	—	(140)	(4,153)	118
Swap contracts	(216)	(884)	204	3,548	3,041
Currency translations	179	646	96	133	753
	109,055	281,565	26,234	276,011	107,601
Net realized gain (loss) and unrealized appreciation (depreciation)	141,208	1,806,007	31,476	215,154	91,176
Net increase (decrease) in net assets resulting from operations	$167,288	$2,091,702	$36,917	$462,452	$120,225

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$789	$—	$—	$—	$421
Affiliated issuers	863	—	—	—	1,309
	1,652	—	—	—	1,730
Interest from unaffiliated issuers	33,248	3,012	7,558	42,463	—
Securities lending income (net of fees)	—	—	—	—	—
	34,900	3,012	7,558	42,463	1,730
Fees and expenses*:
Investment advisory services	1,918	168	439	2,661	333
Distribution services	888	117	382	1,571	608
Insurance administrative services	225	69	88	638	625
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	143	17	51	271	—
Accounting and administrative services	—	—	—	—	30
Reports to shareholders	7	5	6	8	—
Registration statement and prospectus	2	1	1	3	5
Trustees’ compensation	1	— †	— †	3	1
Auditing and legal	9	— †	— †	1	— †
Custodian	12	8	— †	17	4
Other	10	— †	— †	1	— †
Total fees and expenses before waivers and/or reimbursements	3,215	385	967	5,174	1,606
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	570	44	—	661	83
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	570	44	—	661	83
Total fees and expenses after waivers and/or reimbursements	2,645	341	967	4,513	1,523
Net investment income	32,255	2,671	6,591	37,950	207
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	730	(49)	—	454	(2,283)
Affiliated issuers	(6)	—	—	—	45,859
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	160	243	—	6,752	(15,006)
Forward currency contracts	—	—	—	—	—
Swap contracts	(1)	9	—	2,638	—
Currency transactions	9	—	—	—	123
Capital gain distributions received from affiliated issuers	—	—	—	—	34,295
	892	203	—	9,844	62,988
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	5,595	1,749	(53)	23,033	15
Affiliated issuers	2	—	—	—	(34,869)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	214	920	—	16,396	(403)
Forward currency contracts	—	—	—	—	—
Swap contracts	(525)	(41)	—	(2,276)	—
Currency translations	3	—	—	—	—
	5,289	2,628	(53)	37,153	(35,257)
Net realized gain (loss) and unrealized appreciation (depreciation)	6,181	2,831	(53)	46,997	27,731
Net increase (decrease) in net assets resulting from operations	$38,436	$5,502	$6,538	$84,947	$27,938

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$100	$280	$1,932	$1,845
Affiliated issuers	163	1,190	6,829	8,184
	263	1,470	8,761	10,029
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	263	1,470	8,761	10,029
Fees and expenses*:
Investment advisory services	75	208	1,390	1,290
Distribution services	138	388	327	2,402
Insurance administrative services	141	391	2,602	2,416
Transfer agent services	— †	— †	— †	— †
Administrative services	—	—	—	—
Accounting and administrative services	26	28	45	44
Reports to shareholders	—	—	—	—
Registration statement and prospectus	5	5	4	5
Trustees’ compensation	— †	1	3	3
Auditing and legal	— †	— †	2	1
Custodian	4	3	4	4
Other	— †	— †	1	1
Total fees and expenses before waivers and/or reimbursements	389	1,024	4,378	6,166
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	19	52	349	324
Miscellaneous fee reimbursement	— †	—	—	—
Total waivers and/or reimbursements of fees and expenses	19	52	349	324
Total fees and expenses after waivers and/or reimbursements	370	972	4,029	5,842
Net investment income	(107)	498	4,732	4,187
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(561)	(1,416)	(14,007)	(1,782)
Affiliated issuers	2,768	10,111	54,214	(5,123)
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(6,387)	(9,931)	(54,893)	(49,874)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	33	47	205	177
Capital gain distributions received from affiliated issuers	—	17,905	278,792	127,660
	(4,147)	16,716	264,311	71,058
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(152)	(135)	(1,473)	(299)
Affiliated issuers	8,715	(3,939)	(193,572)	13,191
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(227)	372	4,222	1,361
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	8,336	(3,702)	(190,823)	14,253
Net realized gain (loss) and unrealized appreciation (depreciation)	4,189	13,014	73,488	85,311
Net increase (decrease) in net assets resulting from operations	$4,082	$13,512	$78,220	$89,498
*
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$56,227	$83,934	$13,033	$14,439	$38,961	$123,765
Net realized gain (loss)	211,627	1,058,571	101,192	67,213	2,508,492	3,989,653
Net unrealized appreciation (depreciation)	617,218	(106,961)	114,415	(6,037)	2,234,833	7,880,200
Net increase (decrease) in net assets resulting from operations	885,072	1,035,544	228,640	75,615	4,782,286	11,993,618
Distributions paid to shareholders	(1,069,091)	(362,247)	(65,735)	(145,595)	(4,035,332)	(1,183,768)
Net capital share transactions	717,148	(305,156)	(86,887)	(124,117)	2,839,871	(2,405,717)
Total increase (decrease) in net assets	533,129	368,141	76,018	(194,097)	3,586,825	8,404,133
Net assets:
Beginning of period	8,058,323	7,690,182	2,990,459	3,184,556	47,702,943	39,298,810
End of period	$8,591,452	$8,058,323	$3,066,477	$2,990,459	$51,289,768	$47,702,943

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$87,265	$80,016	$35,532	$49,823	$89,749	$178,541
Net realized gain (loss)	445,366	335,500	116,716	148,263	466,579	784,826
Net unrealized appreciation (depreciation)	260,687	(158,907)	356,444	26,354	422,875	937,617
Net increase (decrease) in net assets resulting from operations	793,318	256,609	508,692	224,440	979,203	1,900,984
Distributions paid to shareholders	(2,865)	(91,320)	(152,884)	(66,666)	(812,730)	(270,276)
Net capital share transactions	(368,267)	(557,783)	(39,747)	(124,462)	439,202	(851,035)
Total increase (decrease) in net assets	422,186	(392,494)	316,061	33,312	605,675	779,673
Net assets:
Beginning of period	6,786,518	7,179,012	3,411,599	3,378,287	11,066,014	10,286,341
End of period	$7,208,704	$6,786,518	$3,727,660	$3,411,599	$11,671,689	$11,066,014

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

287	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Six months ended June 30,	Period ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024[2]	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$55	$13	$18,647	$29,625	$229,956	$464,425
Net realized gain (loss)	1	4	94,272	142,599	1,550,893	6,999,624
Net unrealized appreciation (depreciation)	1,052	(438)	120,793	78,887	1,419,082	1,206,283
Net increase (decrease) in net assets resulting from operations	1,108	(421)	233,712	251,111	3,199,931	8,670,332
Distributions paid to shareholders	(5)	(13)	(75,167)	(32,476)	(7,076,713)	(2,264,497)
Net capital share transactions	73	15,013	(49,160)	(191,651)	5,184,105	(2,602,817)
Total increase (decrease) in net assets	1,176	14,579	109,385	26,984	1,307,323	3,803,018
Net assets:
Beginning of period	14,579	—	1,888,319	1,861,335	41,254,994	37,451,976
End of period	$15,755	$14,579	$1,997,704	$1,888,319	$42,562,317	$41,254,994

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$6,133	$7,648	$26,080	$42,544	$285,695	$590,761
Net realized gain (loss)	3,491	(1,592)	32,153	24,024	1,524,442	1,925,378
Net unrealized appreciation (depreciation)	58,598	5,162	109,055	61,325	281,565	1,576,776
Net increase (decrease) in net assets resulting from operations	68,222	11,218	167,288	127,893	2,091,702	4,092,915
Distributions paid to shareholders	(1,423)	(8,098)	(16,131)	(45,676)	(2,025,651)	(1,743,267)
Net capital share transactions	6,613	(9,047)	46,498	35,182	523,850	(949,298)
Total increase (decrease) in net assets	73,412	(5,927)	197,655	117,399	589,901	1,400,350
Net assets:
Beginning of period	322,653	328,580	1,368,668	1,251,269	27,085,680	25,685,330
End of period	$396,065	$322,653	$1,566,323	$1,368,668	$27,675,581	$27,085,680

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	288

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$5,441	$9,318	$247,298	$501,464	$29,049	$61,225
Net realized gain (loss)	5,242	16,800	(60,857)	(134,500)	(16,425)	(22,949)
Net unrealized appreciation (depreciation)	26,234	(1,065)	276,011	(207,188)	107,601	(80,072)
Net increase (decrease) in net assets resulting from operations	36,917	25,053	462,452	159,776	120,225	(41,796)
Distributions paid to shareholders	(16,555)	(7,048)	(96,658)	(475,626)	(3,588)	(33,915)
Net capital share transactions	5,945	(14,487)	(567,129)	474,834	(92,920)	(16,393)
Total increase (decrease) in net assets	26,307	3,518	(201,335)	158,984	23,717	(92,104)
Net assets:
Beginning of period	392,282	388,764	11,166,898	11,007,914	1,448,237	1,540,341
End of period	$418,589	$392,282	$10,965,563	$11,166,898	$1,471,954	$1,448,237

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$32,255	$60,672	$2,671	$5,237	$6,591	$16,889
Net realized gain (loss)	892	3,094	203	(1,054)	—	— [3]
Net unrealized appreciation (depreciation)	5,289	19,028	2,628	(3,372)	(53)	130
Net increase (decrease) in net assets resulting from operations	38,436	82,794	5,502	811	6,538	17,019
Distributions paid to shareholders	(10,773)	(59,402)	(896)	(5,001)	(2,557)	(17,633)
Net capital share transactions	35,313	34,726	2,704	7,230	(18,429)	(33,462)
Total increase (decrease) in net assets	62,976	58,118	7,310	3,040	(14,448)	(34,076)
Net assets:
Beginning of period	931,963	873,845	110,831	107,791	338,678	372,754
End of period	$994,939	$931,963	$118,141	$110,831	$324,230	$338,678

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

289	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$37,950	$72,049	$207	$2,764	$(107)	$1,470
Net realized gain (loss)	9,844	(1,294)	62,988	37,612	(4,147)	(2,539)
Net unrealized appreciation (depreciation)	37,153	(55,237)	(35,257)	69,526	8,336	1,155
Net increase (decrease) in net assets resulting from operations	84,947	15,518	27,938	109,902	4,082	86
Distributions paid to shareholders	(14,197)	(73,267)	(24,752)	(2,419)	(1,480)	(1,561)
Net capital share transactions	(73,399)	353,747	(9,503)	(88,856)	(2,829)	(8,399)
Total increase (decrease) in net assets	(2,649)	295,998	(6,317)	18,627	(227)	(9,874)
Net assets:
Beginning of period	1,820,027	1,524,029	526,262	507,635	114,308	124,182
End of period	$1,817,378	$1,820,027	$519,945	$526,262	$114,081	$114,308

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$498	$4,979	$4,732	$33,950	$4,187	$37,923
Net realized gain (loss)	16,716	(4,225)	264,311	73,326	71,058	123,915
Net unrealized appreciation (depreciation)	(3,702)	42,170	(190,823)	261,435	14,253	124,394
Net increase (decrease) in net assets resulting from operations	13,512	42,924	78,220	368,711	89,498	286,232
Distributions paid to shareholders	(4,680)	(5,475)	(109,558)	(65,908)	(156,085)	(69,126)
Net capital share transactions	(12,974)	(39,434)	(22,573)	(313,193)	(5,394)	(294,452)
Total increase (decrease) in net assets	(4,142)	(1,985)	(53,911)	(10,390)	(71,981)	(77,346)
Net assets:
Beginning of period	322,206	324,191	2,176,866	2,187,256	2,025,850	2,103,196
End of period	$318,064	$322,206	$2,122,955	$2,176,866	$1,953,869	$2,025,850
1
Unaudited.
2
For the period November 15, 2024, commencement of operations, to December 31, 2024.
3
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series	290

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

291	American Funds Insurance Series

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Insurance Series	292

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

293	American Funds Insurance Series

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Insurance Series	294

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2025, were as follows (dollars in thousands):
Global Growth Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.
Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$689,754	$—	$—	$689,754
Financials	473,223	—	—	473,223
Information technology	403,781	—	428	404,209
Consumer discretionary	382,656	—	—	382,656
Health care	353,674	—	—	353,674
Materials	181,377	—	—	181,377
Communication services	134,493	—	—	134,493
Real estate	79,192	—	—	79,192
Consumer staples	76,756	—	—	76,756
Energy	76,013	—	—	76,013
Utilities	58,664	—	—	58,664
Preferred securities	9,138	—	14,522	23,660
Convertible stocks	13,046	—	—	13,046
Convertible bonds & notes	—	4,039	—	4,039
Short-term securities	161,954	—	—	161,954
Total	$3,093,721	$4,039	$14,950	$3,112,710

295	American Funds Insurance Series

Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,898,317	$—	$5,985	$13,904,302
Communication services	10,248,832	—	—	10,248,832
Consumer discretionary	7,058,073	—	—	7,058,073
Health care	5,661,824	—	9,825	5,671,649
Industrials	5,401,182	—	2,633	5,403,815
Financials	4,094,384	—	—	4,094,384
Consumer staples	1,049,326	—	2,671	1,051,997
Energy	1,016,036	—	—	1,016,036
Materials	726,868	—	—	726,868
Utilities	358,047	—	—	358,047
Real estate	309,468	—	—	309,468
Preferred securities	—	—	146,802	146,802
Rights & warrants	—	—	22,672	22,672
Convertible stocks	4,131	—	686	4,817
Short-term securities	1,569,711	—	—	1,569,711
Total	$51,396,199	$—	$191,274	$51,587,473
International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,316,771	$—	$—	$1,316,771
Financials	1,183,785	—	—	1,183,785
Information technology	951,942	—	6,168	958,110
Communication services	655,458	—	—	655,458
Consumer discretionary	650,213	—	—	650,213
Health care	621,389	—	—	621,389
Materials	567,220	—	—	567,220
Consumer staples	430,268	—	—	430,268
Energy	396,129	—	—	396,129
Utilities	116,308	—	—	116,308
Preferred securities	32,903	—	565	33,468
Rights & warrants	—	—	— *	— *
Short-term securities	330,868	—	—	330,868
Total	$7,253,254	$—	$6,733	$7,259,987
*
Amount less than one thousand.

American Funds Insurance Series	296

New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$704,693	$2,554	$— *	$707,247
Information technology	676,770	—	493	677,263
Consumer discretionary	450,359	—	—	450,359
Industrials	412,982	—	—	412,982
Communication services	363,276	—	—	363,276
Health care	228,078	—	—	228,078
Consumer staples	224,042	—	—	224,042
Materials	183,568	—	— *	183,568
Energy	83,019	—	— *	83,019
Real estate	63,806	—	—	63,806
Utilities	51,736	—	—	51,736
Preferred securities	18,723	—	8,801	27,524
Rights & warrants	—	26	—	26
Convertible stocks	183	—	—	183
Bonds, notes & other debt instruments	—	127,378	—	127,378
Short-term securities	151,987	450	—	152,437
Total	$3,613,222	$130,408	$9,294	$3,752,924

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$65	$—	$—	$65
Unrealized appreciation on open forward currency contracts	—	90	—	90
Liabilities:
Unrealized depreciation on futures contracts	(4)	—	—	(4)
Unrealized depreciation on open forward currency contracts	—	(168)	—	(168)
Total	$61	$(78)	$—	$(17)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.

297	American Funds Insurance Series

Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$427,048	$—	$—	$427,048
Financials	316,727	—	— *	316,727
Industrials	302,352	—	—	302,352
Consumer discretionary	181,256	—	—	181,256
Health care	168,013	—	—	168,013
Communication services	165,844	—	—	165,844
Consumer staples	120,918	—	—	120,918
Materials	104,031	1,918	—	105,949
Energy	79,674	—	—	79,674
Utilities	32,792	976	—	33,768
Real estate	15,467	—	—	15,467
Preferred securities	5,091	—	—	5,091
Bonds, notes & other debt instruments	—	1,506	—	1,506
Short-term securities	84,375	—	—	84,375
Total	$2,003,588	$4,400	$— *	$2,007,988
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$11,838,678	$—	$—	$11,838,678
Industrials	6,589,703	—	—	6,589,703
Financials	5,204,392	—	—	5,204,392
Consumer discretionary	4,605,290	—	—	4,605,290
Health care	3,953,251	—	—	3,953,251
Communication services	3,823,894	—	—	3,823,894
Consumer staples	1,335,169	—	—	1,335,169
Energy	1,274,412	—	—	1,274,412
Materials	1,159,101	—	—	1,159,101
Utilities	838,420	—	—	838,420
Real estate	751,153	—	—	751,153
Bonds, notes & other debt instruments	—	988	—	988
Short-term securities	1,261,375	—	—	1,261,375
Total	$42,634,838	$988	$—	$42,635,826

American Funds Insurance Series	298

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$95,865	$—	$— *	$95,865
Industrials	63,371	—	—	63,371
Information technology	44,238	—	—	44,238
Consumer staples	34,875	—	—	34,875
Consumer discretionary	32,588	—	—	32,588
Communication services	28,978	—	—	28,978
Health care	25,844	—	—	25,844
Materials	20,585	—	— *	20,585
Energy	18,005	—	— *	18,005
Utilities	10,944	—	—	10,944
Real estate	4,179	—	—	4,179
Preferred securities	174	—	—	174
Short-term securities	16,518	—	—	16,518
Total	$396,164	$—	$— *	$396,164
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$233,645	$—	$— *	$233,645
Information technology	152,382	—	—	152,382
Industrials	135,755	—	—	135,755
Consumer staples	134,741	—	—	134,741
Health care	126,930	—	—	126,930
Utilities	82,013	866	—	82,879
Consumer discretionary	76,037	—	—	76,037
Energy	72,713	—	—	72,713
Communication services	55,015	—	—	55,015
Real estate	53,644	—	—	53,644
Materials	50,592	—	—	50,592
Convertible stocks	6,728	—	—	6,728
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	87,131	100	87,231
U.S. Treasury bonds & notes	—	77,098	—	77,098
Corporate bonds, notes & loans	—	38,408	262	38,670
Asset-backed obligations	—	14,904	—	14,904
Bonds & notes of governments & government agencies outside the U.S.	—	805	—	805
Municipals	—	336	—	336
Investment funds	32,235	—	—	32,235
Short-term securities	130,855	—	—	130,855
Total	$1,343,285	$219,548	$362	$1,563,195
Refer to the next page for footnote(s).

299	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,481	$—	$—	$1,481
Unrealized appreciation on centrally cleared interest rate swaps	—	243	—	243
Unrealized appreciation on centrally cleared credit default swaps	—	12	—	12
Liabilities:
Unrealized depreciation on futures contracts	(72)	—	—	(72)
Unrealized appreciation on centrally cleared interest rate swaps	—	— *	—	— *
Total	$1,409	$255	$—	$1,664
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,662,762	$—	$—	$4,662,762
Financials	3,370,748	—	— *	3,370,748
Industrials	2,515,815	—	—	2,515,815
Consumer discretionary	1,937,291	—	807	1,938,098
Health care	1,864,589	—	13,914	1,878,503
Materials	1,333,988	—	— *	1,333,988
Consumer staples	1,196,955	—	—	1,196,955
Communication services	1,045,984	—	—	1,045,984
Energy	355,595	—	498	356,093
Real estate	147,440	—	—	147,440
Utilities	133,008	—	—	133,008
Preferred securities	—	—	647	647
Rights & warrants	54	—	— *	54
Convertible stocks	38,180	—	—	38,180
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,908,850	—	2,908,850
Corporate bonds, notes & loans	—	2,009,713	9,271	2,018,984
U.S. Treasury bonds & notes	—	1,906,954	—	1,906,954
Asset-backed obligations	—	567,592	—	567,592
Bonds & notes of governments & government agencies outside the U.S.	—	37,148	—	37,148
Municipals	—	22,367	—	22,367
Investment funds	772,826	—	—	772,826
Short-term securities	1,325,620	—	—	1,325,620
Total	$20,700,855	$7,452,624	$25,137	$28,178,616

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24,259	$—	$—	$24,259
Liabilities:
Unrealized depreciation on futures contracts	(5,521)	—	—	(5,521)
Unrealized depreciation on centrally cleared credit default swaps	—	(860)	—	(860)
Total	$18,738	$(860)	$—	$17,878
*
Amount less than one thousand.
†
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	300

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$44,529	$—	$—	$44,529
Financials	42,226	—	—	42,226
Industrials	35,996	—	—	35,996
Health care	34,097	—	—	34,097
Communication services	21,542	—	—	21,542
Consumer discretionary	19,611	—	—	19,611
Consumer staples	18,188	—	—	18,188
Materials	17,133	371	—	17,504
Utilities	13,084	—	—	13,084
Energy	9,643	—	—	9,643
Real estate	2,881	—	—	2,881
Convertible stocks	2,596	—	—	2,596
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	58,518	—	58,518
Corporate bonds, notes & loans	—	25,698	—	25,698
Mortgage-backed obligations	—	23,721	—	23,721
U.S. Treasury bonds & notes	—	19,996	—	19,996
Asset-backed obligations	—	2,436	—	2,436
Municipals	—	127	—	127
Federal agency bonds & notes	—	116	—	116
Investment funds	4,121	—	—	4,121
Short-term securities	22,973	191	—	23,164
Total	$288,620	$131,174	$—	$419,794

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased (futures style)	$7	$—	$—	$7
Unrealized appreciation on futures contracts	338	—	—	338
Unrealized appreciation on open forward currency contracts	—	280	—	280
Unrealized appreciation on centrally cleared interest rate swaps	—	126	—	126
Unrealized appreciation on bilateral interest rate swaps	—	60	—	60
Unrealized appreciation on centrally cleared credit default swaps	—	8	—	8
Liabilities:
Unrealized depreciation on options written (futures style)	(5)	—	—	(5)
Unrealized depreciation on futures contracts	(57)	—	—	(57)
Unrealized depreciation on open forward currency contracts	—	(601)	—	(601)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Unrealized depreciation on bilateral interest rate swaps	—	(284)	—	(284)
Unrealized depreciation on centrally cleared credit default swaps	—	(32)	—	(32)
Total	$283	$(448)	$—	$(165)
*
Options purchased (futures style), options written, future contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

301	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,790,654	$1,423	$3,792,077
Corporate bonds, notes & loans	—	3,612,824	7,595	3,620,419
U.S. Treasury bonds & notes	—	2,148,907	—	2,148,907
Asset-backed obligations	—	594,080	—	594,080
Municipals	—	160,265	—	160,265
Bonds & notes of governments & government agencies outside the U.S.	—	116,286	—	116,286
Federal agency bonds & notes	—	11,725	—	11,725
Common stocks	—	14	—	14
Short-term securities	745,797	—	—	745,797
Total	$745,797	$10,434,755	$9,018	$11,189,570

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44,636	$—	$—	$44,636
Unrealized appreciation on open forward currency contracts	—	637	—	637
Unrealized appreciation on centrally cleared interest rate swaps	—	1,464	—	1,464
Unrealized appreciation on bilateral interest rate swaps	—	2,806	—	2,806
Unrealized appreciation on centrally cleared credit default swaps	—	461	—	461
Liabilities:
Unrealized depreciation on futures contracts	(3,297)	—	—	(3,297)
Unrealized depreciation on open forward currency contracts	—	(2,964)	—	(2,964)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,389)	—	(3,389)
Unrealized depreciation on bilateral interest rate swaps	—	(1,761)	—	(1,761)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,599)	—	(2,599)
Total	$41,339	$(5,345)	$—	$35,994
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	302

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$330,337	$—	$330,337
Japanese yen	—	129,364	—	129,364
British pounds	—	67,533	—	67,533
Brazilian reais	—	38,886	—	38,886
Canadian dollars	—	30,396	—	30,396
Australian dollars	—	30,298	—	30,298
South Korean won	—	25,218	—	25,218
Chinese yuan renminbi	—	23,928	—	23,928
Malaysian ringgits	—	22,767	—	22,767
Mexican pesos	—	16,479	—	16,479
Indian rupees	—	15,703	—	15,703
Indonesian rupiah	—	9,657	—	9,657
Norwegian kroner	—	6,698	—	6,698
South African rand	—	6,637	—	6,637
Danish kroner	—	6,546	—	6,546
Polish zloty	—	3,940	—	3,940
Chilean pesos	—	2,739	—	2,739
Turkish lira	—	1,942	—	1,942
Colombian pesos	—	1,052	—	1,052
Czech korunas	—	851	—	851
U.S. dollars	—	643,452	690	644,142
Preferred securities	—	—	68	68
Common stocks	1,781	6	45	1,832
Investment funds	22,047	—	—	22,047
Short-term securities	34,518	2,878	—	37,396
Options purchased on foreign currencies (equity style)	—	35	—	35
Total	$58,346	$1,417,342	$803	$1,476,491

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased (futures style)	$64	$—	$—	$64
Unrealized appreciation on futures contracts	3,955	—	—	3,955
Unrealized appreciation on open forward currency contracts	—	3,338	—	3,338
Unrealized appreciation on centrally cleared interest rate swaps	—	1,002	—	1,002
Unrealized appreciation on bilateral interest rate swaps	—	522	—	522
Unrealized appreciation on centrally cleared credit default swaps	—	15	—	15
Liabilities:
Value of options written (equity style)	—	(12)	—	(12)
Unrealized depreciation on options written (futures style)	(39)	—	—	(39)
Unrealized depreciation on futures contracts	(616)	—	—	(616)
Unrealized depreciation on open forward currency contracts	—	(3,277)	—	(3,277)
Unrealized depreciation on centrally cleared interest rate swaps	—	(494)	—	(494)
Unrealized depreciation on bilateral interest rate swaps	—	(3,690)	—	(3,690)
Unrealized depreciation on centrally cleared credit default swaps	—	(424)	—	(424)
Total	$3,364	$(3,020)	$—	$344
*
Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

303	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$873,946	$3,291	$877,237
Other	—	430	603	1,033
Convertible bonds & notes	—	447	—	447
Common stocks	35,992	802	22,325	59,119
Preferred securities	—	2,515	1,468	3,983
Rights & warrants	47	—	—	47
Short-term securities	45,170	—	—	45,170
Total	$81,209	$878,140	$27,687	$987,036

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$197	$—	$—	$197
Unrealized appreciation on centrally cleared credit default swaps	—	— [2]	—	— [2]
Liabilities:
Unrealized depreciation on futures contracts	(59)	—	—	(59)
Unrealized depreciation on centrally cleared credit default swaps	—	(482)	—	(482)
Total	$138	$(482)	$—	$(344)
1
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
2
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended June 30, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)[4]	Unrealized appreciation (depreciation)[4]	Transfers out of Level 3[3]	Ending value at 6/30/2025
Investment securities	$36,440	$1,869	$6,147	$ (4,347)	$390	$ (9,061)	$ (3,751)	$27,687
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at June 30, 2025								$ (6,171)
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
4
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

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Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$3,894	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$22,325	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.9x - 10.0x	8.1x	Increase
			EV/EBITDA-CAPEX multiple	9.9x	9.9x	Increase
			Premium to EV/EBITDA-CAPEX multiple	5%	5%	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	40%	40%	Increase
			DLOM	9% - 15%	9%	Decrease
Preferred securities	$1,468	Market comparables	EV/EBITDA multiple	4.4x	4.4x	Increase
			DLOM	15%	15%	Decrease
	$27,687
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CAPEX = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$105,527	$—	$105,527
U.S. Treasury bonds & notes	—	5,070	—	5,070
Asset-backed obligations	—	1,603	—	1,603
Short-term securities	—	20,107	—	20,107
Options purchased on futures (equity style)	5	—	—	5
Total	$5	$132,307	$—	$132,312

305	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$603	$—	$—	$603
Unrealized appreciation on centrally cleared interest rate swaps	—	101	—	101
Liabilities:
Unrealized depreciation on futures contracts	(24)	—	—	(24)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Total	$579	$100	$—	$679
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$844,043	$—	$844,043
U.S. Treasury bonds & notes	—	686,092	—	686,092
Federal agency bonds & notes	—	51,206	—	51,206
Short-term securities	—	307,019	—	307,019
Options purchased on futures (equity style)	206	—	—	206
Total	$206	$1,888,360	$—	$1,888,566

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,883	$—	$—	$9,883
Unrealized appreciation on centrally cleared interest rate swaps	—	14,278	—	14,278
Liabilities:
Unrealized depreciation on futures contracts	(404)	—	—	(404)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,762)	—	(2,762)
Total	$9,479	$11,516	$—	$20,995
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	306

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on

307	American Funds Insurance Series

interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have

American Funds Insurance Series	308

higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

309	American Funds Insurance Series

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.
Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series	310

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or  futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

311	American Funds Insurance Series

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$11	$—	$12	$—
Global Small Capitalization Fund	21,033	21,824	154	19,642
Growth Fund	137,026	140,364	—	126,327
New World Fund	7,151	4,784	2,898	4,306
Washington Mutual Investors Fund	4	5	—	4
U.S. Small and Mid Cap Equity Fund	7	7	—	7
Capital World Growth and Income Fund	8,902	8,988	484	8,089
International Growth and Income Fund	891	937	2	843
Capital Income Builder	16,714	17,540	—	15,786
Asset Allocation Fund	2,306	2,353	—	2,118
American Funds Global Balanced Fund	1,472	1,545	—	1,391
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

American Funds Insurance Series	312

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2025, the maximum exposure from these unfunded commitments for Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $490,000, $3,151,000, $8,000 and $1,158,000, respectively, which would represents 0.02% for Global Small Capitalization Fund, 0.01% for Asset Allocation Fund, less than 0.01% for Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Capital World Bond Fund, $2,000 for Asset Allocation Fund and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each

313	American Funds Insurance Series

fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — Some of the funds have entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Options on foreign currencies — One of the funds has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series	314

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

315	American Funds Insurance Series

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$15,751	$19,587	$1,702*	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	645*	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	165,704	Not applicable	7,379	5,160
Asset Allocation Fund	Not applicable	Not applicable	2,375,438	Not applicable	585,466*	58,451
Global Balanced Fund	$13,706	Not applicable	49,536	67,771	17,473	7,108
The Bond Fund of America	Not applicable	Not applicable	5,974,302	234,959	627,191	145,756
Capital World Bond Fund	72,254	$20,561	669,768	490,321	255,025	92,993
American High-Income Trust	Not applicable	Not applicable	40,053	Not applicable	Not applicable	14,703
American Funds Mortgage Fund	25,546	Not applicable	101,434	Not applicable	1,820	Not applicable
U.S. Government Securities Fund	900,592	Not applicable	2,057,761	Not applicable	1,084,428	Not applicable
Managed Risk Growth Fund	429,063	Not applicable	1,746	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	84,769	Not applicable	573	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	265,317	Not applicable	3,801	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	2,964,611	Not applicable	59,458	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	353,919	Not applicable	35,924	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	316

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$65	Unrealized depreciation[1]	$4
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	90	Unrealized depreciation on open forward currency contracts	168
			$155		$172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$50	Net unrealized appreciation (depreciation) on futures contracts	$50
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(253)	Net unrealized appreciation (depreciation) on forward currency contracts	(158)
Swap	Interest	Net realized gain (loss) on swap contracts	(88)	Net unrealized appreciation (depreciation) on swap contracts	104
			$(291)		$(4)
Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,481	Unrealized depreciation[1]	$72
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	243	Unrealized depreciation[1]	— [2]
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	12	Unrealized depreciation[1]	—
			$1,736		$72

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(329)	Net unrealized appreciation (depreciation) on futures contracts	$2,387
Swap	Interest	Net realized gain (loss) on swap contracts	51	Net unrealized appreciation (depreciation) on swap contracts	(228)
Swap	Credit	Net realized gain (loss) on swap contracts	9	Net unrealized appreciation (depreciation) on swap contracts	12
			$(269)		$2,171
Refer to the end of the table(s) for footnote(s).

317	American Funds Insurance Series

Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$24,259	Unrealized depreciation[1]	$5,521
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	860
			$24,259		$6,381

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$5,194	Net unrealized appreciation (depreciation) on futures contracts	$21,662
Swap	Interest	Net realized gain (loss) on swap contracts	(439)	Net unrealized appreciation (depreciation) on swap contracts	119
Swap	Credit	Net realized gain (loss) on swap contracts	(16)	Net unrealized appreciation (depreciation) on swap contracts	(1,003)
			$4,739		$20,778
American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (futures style)	Interest	Unrealized appreciation[1]	$7	Unrealized depreciation[1]	$—
Options written (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Futures	Interest	Unrealized appreciation[1]	338	Unrealized depreciation[1]	57
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	280	Unrealized depreciation on open forward currency contracts	601
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	126	Unrealized depreciation[1]	5
Swap (bilateral)	Interest	Bilateral swaps, at value	60	Bilateral swaps, at value	284
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	8	Unrealized depreciation[1]	32
			$819		$984

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	318

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	$(44)	Net unrealized appreciation (depreciation) on options purchased (futures style)	$7
Options written (futures style)	Interest	Net realized gain (loss) on options written	27	Net unrealized appreciation (depreciation) on options written	(5)
Futures	Interest	Net realized gain (loss) on futures contracts	(227)	Net unrealized appreciation (depreciation) on futures contracts	519
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(4,788)	Net unrealized appreciation (depreciation) on forward currency contracts	(140)
Swap	Interest	Net realized gain (loss) on swap contracts	24	Net unrealized appreciation (depreciation) on swap contracts	223
Swap	Credit	Net realized gain (loss) on swap contracts	(18)	Net unrealized appreciation (depreciation) on swap contracts	(19)
			$(5,026)		$585
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$44,636	Unrealized depreciation[1]	$3,297
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	637	Unrealized depreciation on open forward currency contracts	2,964
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,464	Unrealized depreciation[1]	3,389
Swap (bilateral)	Interest	Bilateral swaps, at value	2,806	Bilateral swaps, at value	1,761
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	461	Unrealized depreciation[1]	2,599
			$50,004		$14,010

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(29,364)	Net unrealized appreciation (depreciation) on futures contracts	$71,589
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(8,500)	Net unrealized appreciation (depreciation) on forward currency contracts	(4,153)
Swap	Interest	Net realized gain (loss) on swap contracts	4,209	Net unrealized appreciation (depreciation) on swap contracts	5,700
Swap	Credit	Net realized gain (loss) on swap contracts	977	Net unrealized appreciation (depreciation) on swap contracts	(2,152)
			$(32,678)		$70,984
Refer to the end of the table(s) for footnote(s).

319	American Funds Insurance Series

Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$35	Investment securities	$—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	12
Options purchased (futures style)	Interest	Unrealized appreciation[1]	64	Unrealized depreciation[1]	—
Options written (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	39
Futures	Interest	Unrealized appreciation[1]	3,955	Unrealized depreciation[1]	616
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,338	Unrealized depreciation on open forward currency contracts	3,277
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,002	Unrealized depreciation[1]	494
Swap (bilateral)	Interest	Bilateral swaps, at value	522	Bilateral swaps, at value	3,690
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	15	Unrealized depreciation[1]	424
			$8,931		$8,552

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(2)	Net unrealized appreciation (depreciation) on investments	$18
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	180	Net unrealized appreciation (depreciation) on investments	31
Options written (equity style)	Currency	Net realized gain (loss) on options written	52	Net unrealized appreciation (depreciation) on options written	54
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(399)	Net unrealized appreciation (depreciation) on options purchased (futures style)	64
Options written (futures style)	Interest	Net realized gain (loss) on options written	245	Net unrealized appreciation (depreciation) on options written	(39)
Futures	Interest	Net realized gain (loss) on futures contracts	(425)	Net unrealized appreciation (depreciation) on futures contracts	5,267
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	1,112	Net unrealized appreciation (depreciation) on forward currency contracts	118
Swap	Interest	Net realized gain (loss) on swap contracts	(205)	Net unrealized appreciation (depreciation) on swap contracts	3,337
Swap	Credit	Net realized gain (loss) on swap contracts	609	Net unrealized appreciation (depreciation) on swap contracts	(296)
			$1,167		$8,554
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	320

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$197	Unrealized depreciation[1]	$59
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	482
			$197		$541

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$160	Net unrealized appreciation (depreciation) on futures contracts	$214
Swap	Credit	Net realized gain (loss) on swap contracts	(1)	Net unrealized appreciation (depreciation) on swap contracts	(525)
			$159		$(311)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$5	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	603	Unrealized depreciation[1]	24
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	101	Unrealized depreciation[1]	1
			$709		$25

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(10)	Net unrealized appreciation (depreciation) on investments	$(7)
Futures	Interest	Net realized gain (loss) on futures contracts	243	Net unrealized appreciation (depreciation) on futures contracts	920
Swap	Interest	Net realized gain (loss) on swap contracts	9	Net unrealized appreciation (depreciation) on swap contracts	(41)
			$242		$872
Refer to the end of the table(s) for footnote(s).

321	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$206	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	9,883	Unrealized depreciation[1]	404
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	14,278	Unrealized depreciation[1]	2,762
			$24,367		$3,166

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(336)	Net unrealized appreciation (depreciation) on investments	$(296)
Futures	Interest	Net realized gain (loss) on futures contracts	6,752	Net unrealized appreciation (depreciation) on futures contracts	16,396
Swap	Interest	Net realized gain (loss) on swap contracts	2,638	Net unrealized appreciation (depreciation) on swap contracts	(2,276)
			$9,054		$13,824
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$3,271	Investment securities from unaffiliated issuers[3]	$ —
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	6
Futures	Equity	Unrealized appreciation[1]	66	Unrealized depreciation[1]	—
			$3,337		$6

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,283)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$15
Futures	Currency	Net realized gain (loss) on futures contracts	(350)	Net unrealized appreciation (depreciation) on futures contracts	(10)
Futures	Equity	Net realized gain (loss) on futures contracts	(14,664)	Net unrealized appreciation (depreciation) on futures contracts	(397)
Futures	Interest	Net realized gain (loss) on futures contracts	8	Net unrealized appreciation (depreciation) on futures contracts	4
			$(17,289)		$(388)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	322

Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$481	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	126
			$481		$126

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(561)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(152)
Futures	Currency	Net realized gain (loss) on futures contracts	—	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(6,393)	Net unrealized appreciation (depreciation) on futures contracts	(230)
Futures	Interest	Net realized gain (loss) on futures contracts	6	Net unrealized appreciation (depreciation) on futures contracts	3
			$(6,948)		$(379)
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,203	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	298	Unrealized depreciation[1]	—
			$1,501		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,416)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(135)
Futures	Currency	Net realized gain (loss) on futures contracts	(183)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(9,762)	Net unrealized appreciation (depreciation) on futures contracts	364
Futures	Interest	Net realized gain (loss) on futures contracts	14	Net unrealized appreciation (depreciation) on futures contracts	8
			$ (11,347)		$237
Refer to the end of the table(s) for footnote(s).

323	American Funds Insurance Series

Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$14,515	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	3,205	Unrealized depreciation[1]	—
			$17,720		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(14,007)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(1,473)
Futures	Currency	Net realized gain (loss) on futures contracts	(1,347)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(53,591)	Net unrealized appreciation (depreciation) on futures contracts	4,197
Futures	Interest	Net realized gain (loss) on futures contracts	45	Net unrealized appreciation (depreciation) on futures contracts	25
			$ (68,900)		$2,749
Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk Type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$2,833	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	638	Unrealized depreciation[1]	—
			$3,471		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,782)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(299)
Futures	Currency	Net realized gain (loss) on futures contracts	(513)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(50,070)	Net unrealized appreciation (depreciation) on futures contracts	1,047
Futures	Interest	Net realized gain (loss) on futures contracts	709	Net unrealized appreciation (depreciation) on futures contracts	314
			$ (51,656)		$1,062
1
Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.

American Funds Insurance Series	324

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
BNP Paribas	$18	$ (2)	$ —	$ —	$16
Citibank	62	(26)	—	—	36
HSBC Bank	8	—	—	—	8
Morgan Stanley	2	(2)	—	—	—
Standard Chartered Bank	— †	— †	—	—	—
Total	$90	$ (30)	$ —	$ —	$60
Liabilities:
Bank of America	$61	$ —	$ —	$ —	$61
Bank of New York Mellon	1	—	—	—	1
BNP Paribas	2	(2)	—	—	—
Citibank	26	(26)	—	—	—
Goldman Sachs	18	—	—	—	18
JPMorgan Chase	9	—	—	—	9
Morgan Stanley	23	(2)	—	—	21
Standard Chartered Bank	28	— †	—	—	28
Total	$168	$ (30)	$ —	$ —	$138
Refer to the end of the table(s) for footnote(s).

325	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$15	$ (15)	$ —	$ —	$ —
Barclays Bank PLC	44	(28)	—	—	16
BNP Paribas	64	(64)	—	—	—
Citibank	10	(10)	—	—	—
Goldman Sachs	116	(116)	—	—	—
HSBC Bank	46	(46)	—	—	—
JPMorgan Chase	11	(11)	—	—	—
Morgan Stanley	7	(7)	—	—	—
Standard Chartered Bank	19	(19)	—	—	—
UBS AG	8	(8)	—	—	—
Total	$340	$ (324)	$ —	$ —	$16
Liabilities:
Bank of America	$45	$ (15)	$ (30)	$ —	$ —
Bank of New York Mellon	5	—	—	—	5
Barclays Bank PLC	28	(28)	—	—	—
BNP Paribas	70	(64)	—	—	6
Citibank	78	(10)	—	—	68
Goldman Sachs	223	(116)	(107)	—	—
HSBC Bank	48	(46)	—	—	2
JPMorgan Chase	20	(11)	(9)	—	—
Morgan Stanley	207	(7)	—	—	200
Standard Chartered Bank	48	(19)	—	—	29
UBS AG	113	(8)	—	—	105
Total	$885	$ (324)	$ (146)	$ —	$415
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$191	$ (190)	$ —	$ —	$1
Barclays Bank PLC	864	(533)	—	—	331
BNP Paribas	126	(126)	—	—	—
Citibank	412	—	—	—	412
Goldman Sachs	1,701	(494)	—	—	1,207
HSBC Bank	78	(78)	—	—	—
JPMorgan Chase	71	(71)	—	—	—
Total	$3,443	$ (1,492)	$ —	$ —	$1,951
Liabilities:
Bank of America	$190	$ (190)	$ —	$ —	$ —
Barclays Bank PLC	533	(533)	—	—	—
BNP Paribas	2,672	(126)	(2,475)	—	71
Goldman Sachs	494	(494)	—	—	—
HSBC Bank	81	(78)	—	—	3
JPMorgan Chase	620	(71)	—	—	549
UBS AG	135	—	—	—	135
Total	$4,725	$ (1,492)	$ (2,475)	$ —	$758
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	326

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$995	$ (809)	$ —	$ —	$186
Bank of New York Mellon	119	—	—	—	119
Barclays Bank PLC	446	(446)	—	—	—
BNP Paribas	319	(319)	—	—	—
Citibank	675	(675)	—	—	—
Goldman Sachs	215	(215)	—	—	—
HSBC Bank	845	(358)	—	(310)	177
JPMorgan Chase	5	(5)	—	—	—
Morgan Stanley	80	(80)	—	—	—
Standard Chartered Bank	162	(162)	—	—	—
UBS AG	34	(34)	—	—	—
Total	$3,895	$ (3,103)	$ —	$ (310)	$482
Liabilities:
Bank of America	$809	$ (809)	$ —	$ —	$ —
Barclays Bank PLC	558	(446)	(112)	—	—
BNP Paribas	670	(319)	(288)	—	63
Citibank	683	(675)	—	—	8
Goldman Sachs	2,520	(215)	(2,298)	—	7
HSBC Bank	358	(358)	—	—	—
JPMorgan Chase	26	(5)	(15)	—	6
Morgan Stanley	145	(80)	—	—	65
Standard Chartered Bank	449	(162)	(287)	—	—
UBS AG	761	(34)	(340)	—	387
Total	$6,979	$ (3,103)	$ (3,340)	$ —	$536
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.

327	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2025, some of the funds recognized EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$587	$51	$285
Global Small Capitalization Fund	45	1	1
International Fund	2,072	111	309
International Growth and Income Fund	196	5	—
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series	328

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2024:
Undistributed ordinary income	$36,695	$—	$592,960	$2,838	$15,572	$91,745
Late year ordinary loss deferral[2]	—	(5,889)	—	—	—	—
Undistributed long-term capital gains	1,032,377	65,722	3,442,300	—	137,294	720,853
Capital loss carryforward[1]	—	—	—	(206,867)	—	—
Capital loss carryforward utilized	—	—	—	333,805	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	3,672,153	874,249	29,669,987	1,970,140	1,386,903	4,493,198
Gross unrealized depreciation on investments	(175,826)	(96,526)	(588,478)	(120,463)	(66,083)	(136,080)
Net unrealized appreciation (depreciation) on investments	3,496,327	777,723	29,081,509	1,849,677	1,320,820	4,357,118
Cost of investments	5,158,642	2,334,987	22,505,964	5,410,310	2,432,087	7,297,400

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
As of December 31, 2024:
Undistributed ordinary income	$5	$4,026	$485,763	$1,421	$14,631	$274,951
Undistributed long-term capital gains	—	71,132	6,590,885	—	—	1,750,583
Capital loss carryforward[1]	—	—	—	(25,671)	(6,862)	—
Capital loss carryforward utilized	—	69,742	—	—	18,956	—
As of June 30, 2025:
Gross unrealized appreciation on investments	1,508	812,185	18,907,142	114,299	385,128	8,199,326
Gross unrealized depreciation on investments	(894)	(47,504)	(167,029)	(11,155)	(26,553)	(567,859)
Net unrealized appreciation (depreciation) on investments	614	764,681	18,740,113	103,144	358,575	7,631,467
Cost of investments	15,112	1,243,307	23,895,713	293,020	1,206,185	20,569,509

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
As of December 31, 2024:
Undistributed ordinary income	$919	$96,579	$3,576	$10,769	$895	$2,554
Undistributed long-term capital gains	15,632	—	—	—	—	—
Capital loss carryforward[1]	—	(1,584,772)	(199,982)	(329,227)	(14,210)	(1)
Capital loss carryforward utilized	3,502	—	—	2,670	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	86,169	200,273	58,927	54,453	2,127	1
Gross unrealized depreciation on investments	(9,941)	(244,004)	(64,856)	(38,953)	(1,403)	(31)
Net unrealized appreciation (depreciation) on investments	76,228	(43,731)	(5,929)	15,500	724	(30)
Cost of investments	343,260	11,273,203	1,483,160	972,704	132,267	328,764

Refer to the end of the table(s) for footnote(s).

329	American Funds Insurance Series

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2024:
Undistributed ordinary income	$14,192	$3,030	$1,479	$4,678	$29,096	$34,222
Undistributed long-term capital gains	—	21,721	—	—	80,444	121,846
Capital loss carryforward[1]	(285,585)	—	(17,954)	(22,352)	—	—
Capital loss carryforward utilized	—	12,281	—	—	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	45,694	117,719	20,510	60,113	231,817	177,065
Gross unrealized depreciation on investments	(50,484)	(64,383)	(22,277)	(25,719)	(76,928)	(47,264)
Net unrealized appreciation (depreciation) on investments	(4,790)	53,336	(1,767)	34,394	154,889	129,801
Cost of investments	1,914,351	467,686	115,094	283,921	1,973,291	1,826,040
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
2
This deferral is considered incurred in the subsequent year.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$17,222	$455,982	$473,204	$65,173	$99,126	$164,299
Class 1A	96	2,766	2,862	319	536	855
Class 2	15,237	443,236	458,473	57,169	103,301	160,470
Class 4	4,149	130,403	134,552	12,745	23,878	36,623
Total	$36,704	$1,032,387	$1,069,091	$135,406	$226,841	$362,247
Global Small Capitalization Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$19,199	$19,199	$24,044	$21,820	$45,864
Class 1A	—	126	126	120	119	239
Class 2	—	39,094	39,094	42,943	43,051	85,994
Class 4	—	7,316	7,316	6,428	7,070	13,498
Total	$—	$65,735	$65,735	$73,535	$72,060	$145,595

American Funds Insurance Series	330

Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$271,740	$1,543,000	$1,814,740	$121,696	$433,019	$554,715
Class 1A	4,439	26,100	30,539	1,328	7,268	8,596
Class 2	243,730	1,433,339	1,677,069	72,492	433,759	506,251
Class 3	3,240	18,878	22,118	1,123	5,725	6,848
Class 4	69,855	421,011	490,866	9,370	97,988	107,358
Total	$593,004	$3,442,328	$4,035,332	$206,009	$977,759	$1,183,768
International Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,080	$—	$2,080	$46,267	$—	$46,267
Class 1A	4	—	4	157	—	157
Class 2	776	—	776	40,220	—	40,220
Class 3	5	—	5	191	—	191
Class 4	—	—	—	4,485	—	4,485
Total	$2,865	$—	$2,865	$91,320	$—	$91,320
New World Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,656	$71,532	$80,188	$29,713	$8,227	$37,940
Class 1A	49	453	502	167	49	216
Class 2	3,487	31,619	35,106	11,293	3,828	15,121
Class 4	3,394	33,694	37,088	9,604	3,785	13,389
Total	$15,586	$137,298	$152,884	$50,777	$15,889	$66,666
Washington Mutual Investors Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$52,115	$397,175	$449,290	$111,395	$50,394	$161,789
Class 1A	264	2,103	2,367	426	202	628
Class 2	24,149	193,815	217,964	46,990	24,567	71,557
Class 4	15,307	127,802	143,109	23,694	12,608	36,302
Total	$91,835	$720,895	$812,730	$182,505	$87,771	$270,276

331	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
	Six months ended June 30, 2025			For the period November 15, 2024[3] to December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— [4]	$— [4]	$— [4]	$— [4]	$—	$— [4]
Class 1A	— [4]	— [4]	— [4]	— [4]	—	— [4]
Class 2	— [4]	— [4]	— [4]	— [4]	—	— [4]
Class 4	5	— [4]	5	13	—	13
Total	$5	$— [4]	$5	$13	$—	$13
Capital World Growth and Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,434	$21,740	$23,174	$11,350	$—	$11,350
Class 1A	21	363	384	144	—	144
Class 2	2,061	37,773	39,834	17,039	—	17,039
Class 4	519	11,256	11,775	3,943	—	3,943
Total	$4,035	$71,132	$75,167	$32,476	$—	$32,476
Growth-Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$290,697	$3,878,399	$4,169,096	$338,365	$1,023,186	$1,361,551
Class 1A	526	7,252	7,778	495	1,702	2,197
Class 2	159,838	2,211,126	2,370,964	163,135	597,677	760,812
Class 3	1,732	23,742	25,474	1,879	6,513	8,392
Class 4	33,021	470,380	503,401	26,050	105,495	131,545
Total	$485,814	$6,590,899	$7,076,713	$529,924	$1,734,573	$2,264,497
International Growth and Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$112	$—	$112	$461	$—	$461
Class 1A	28	—	28	156	—	156
Class 2	614	—	614	3,897	—	3,897
Class 4	669	—	669	3,584	—	3,584
Total	$1,423	$—	$1,423	$8,098	$—	$8,098
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	332

Capital Income Builder
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,077	$—	$9,077	$25,390	$—	$25,390
Class 1A	143	—	143	397	—	397
Class 2	212	—	212	575	—	575
Class 4	6,699	—	6,699	19,314	—	19,314
Total	$16,131	$—	$16,131	$45,676	$—	$45,676
Asset Allocation Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$164,502	$1,019,238	$1,183,740	$374,078	$678,739	$1,052,817
Class 1A	434	2,795	3,229	848	1,422	2,270
Class 2	43,502	280,960	324,462	92,429	187,595	280,024
Class 3	326	2,081	2,407	693	1,326	2,019
Class 4	66,287	445,526	511,813	127,247	278,890	406,137
Total	$275,051	$1,750,600	$2,025,651	$595,295	$1,147,972	$1,743,267
American Funds Global Balanced Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$254	$3,585	$3,839	$1,963	$—	$1,963
Class 1A	9	152	161	64	—	64
Class 2	335	5,617	5,952	2,714	—	2,714
Class 4	324	6,279	6,603	2,307	—	2,307
Total	$922	$15,633	$16,555	$7,048	$—	$7,048
The Bond Fund of America
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$60,306	$—	$60,306	$305,561	$—	$305,561
Class 1A	2,233	—	2,233	8,909	—	8,909
Class 2	23,485	—	23,485	115,243	—	115,243
Class 4	10,634	—	10,634	45,913	—	45,913
Total	$96,658	$—	$96,658	$475,626	$—	$475,626
Capital World Bond Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,662	$—	$1,662	$15,387	$—	$15,387
Class 1A	53	—	53	983	—	983
Class 2	1,727	—	1,727	16,410	—	16,410
Class 4	146	—	146	1,135	—	1,135
Total	$3,588	$—	$3,588	$33,915	$—	$33,915

333	American Funds Insurance Series

American High-Income Trust
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,793	$—	$2,793	$15,191	$—	$15,191
Class 1A	37	—	37	199	—	199
Class 2	5,937	—	5,937	35,147	—	35,147
Class 3	87	—	87	529	—	529
Class 4	1,919	—	1,919	8,336	—	8,336
Total	$10,773	$—	$10,773	$59,402	$—	$59,402
American Funds Mortgage Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$143	$—	$143	$804	$—	$804
Class 1A	23	—	23	121	—	121
Class 2	316	—	316	1,928	—	1,928
Class 4	414	—	414	2,148	—	2,148
Total	$896	$—	$896	$5,001	$—	$5,001
Ultra-Short Bond Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$267	$—	$267	$1,996	$—	$1,996
Class 1A	1	—	1	6	—	6
Class 2	1,787	—	1,787	12,857	—	12,857
Class 3	29	—	29	205	—	205
Class 4	473	—	473	2,569	—	2,569
Total	$2,557	$—	$2,557	$17,633	$—	$17,633
U.S. Government Securities Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,151	$—	$2,151	$11,248	$—	$11,248
Class 1A	2,157	—	2,157	11,344	—	11,344
Class 2	8,060	—	8,060	42,551	—	42,551
Class 3	41	—	41	204	—	204
Class 4	1,788	—	1,788	7,920	—	7,920
Total	$14,197	$—	$14,197	$73,267	$—	$73,267
Managed Risk Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$111	$558	$669	$93	$—	$93
Class P2	2,919	21,164	24,083	2,326	—	2,326
Total	$3,030	$21,722	$24,752	$2,419	$—	$2,419

American Funds Insurance Series	334

Managed Risk International Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30	$—	$30	$29	$—	$29
Class P2	1,450	—	1,450	1,532	—	1,532
Total	$1,480	$—	$1,480	$1,561	$—	$1,561
Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$40	$—	$40	$53	$—	$53
Class P2	4,640	—	4,640	5,422	—	5,422
Total	$4,680	$—	$4,680	$5,475	$—	$5,475
Managed Risk Growth-Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$25,511	$70,237	$95,748	$33,022	$25,142	$58,164
Class P2	3,596	10,214	13,810	4,085	3,659	7,744
Total	$29,107	$80,451	$109,558	$37,107	$28,801	$65,908
Managed Risk Asset Allocation Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$208	$722	$930	$226	$138	$364
Class P2	34,023	121,132	155,155	39,976	28,786	68,762
Total	$34,231	$121,854	$156,085	$40,202	$28,924	$69,126
3
Commencement of operations.
4
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2025, total investment advisory services fees waived by CRMC were $26,151,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

335	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2025, before waiver	For the six months ended June 30, 2025, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.368%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.604
Growth Fund	.500	.275	.6	44.0	.304	.304
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.231
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.250	.250
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.227
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.433
The Bond Fund of America	.352	.320	15.0	15.0	.352	.202
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.284
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.218
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.222
Managed Risk Growth Fund*	.100		all		.150	.100
Managed Risk International Fund*	.100		all		.150	.100
Managed Risk Washington Mutual Investors Fund*	.100		all		.150	.100
Managed Risk Growth-Income Fund*	.100		all		.150	.100
Managed Risk Asset Allocation Fund*	.100		all		.150	.100
*
For a portion of the period CRMC waived a portion of the investment advisory and services fee, such that the fee was reduced from 0.150% to 0.100%. Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the Managed Risk Funds, removing the 0.050% fee waiver and concurrently reducing the fee for each share class from 0.150% to 0.100%.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	336

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$534
Class 1A	$—	$26	3
Class 2	4,295	Not applicable	515
Class 4	1,206	1,207	145
Total class-specific expenses	$5,501	$1,233	$1,197
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$133
Class 1A	$—	$7	1
Class 2	2,083	Not applicable	250
Class 4	385	385	46
Total class-specific expenses	$2,468	$392	$430

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,171
Class 1A	$—	$489	59
Class 2	24,517	Not applicable	2,942
Class 3	239	Not applicable	40
Class 4	6,668	6,668	800
Total class-specific expenses	$31,424	$7,157	$7,012
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$463
Class 1A	$—	$16	2
Class 2	4,053	Not applicable	486
Class 3	13	Not applicable	2
Class 4	575	576	69
Total class-specific expenses	$4,641	$592	$1,022

337	American Funds Insurance Series

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$271
Class 1A	$—	$15	2
Class 2	992	Not applicable	119
Class 4	1,031	1,031	124
Total class-specific expenses	$2,023	$1,046	$516
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$924
Class 1A	$—	$38	5
Class 2	3,686	Not applicable	442
Class 4	2,299	2,299	276
Total class-specific expenses	$5,985	$2,337	$1,647

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$— *
Class 1A	$—	$— *	— *
Class 2	—	Not applicable	— *
Class 4	— *	— *	2
Total class-specific expenses	$— *	$— *	$2
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$88
Class 1A	$—	$12	2
Class 2	1,251	Not applicable	150
Class 4	349	349	42
Total class-specific expenses	$1,600	$361	$282

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,562
Class 1A	$—	$54	7
Class 2	16,700	Not applicable	2,004
Class 3	133	Not applicable	22
Class 4	3,381	3,381	406
Total class-specific expenses	$20,214	$3,435	$6,001
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4
Class 1A	$—	$9	1
Class 2	194	Not applicable	23
Class 4	209	209	25
Total class-specific expenses	$403	$218	$53

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$110
Class 1A	$—	$16	2
Class 2	23	Not applicable	3
Class 4	831	831	99
Total class-specific expenses	$854	$847	$214
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,341
Class 1A	$—	$52	6
Class 2	5,281	Not applicable	634
Class 3	28	Not applicable	5
Class 4	8,215	8,214	986
Total class-specific expenses	$13,524	$8,266	$3,972

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	338

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$14
Class 1A	$—	$5	1
Class 2	183	Not applicable	22
Class 4	191	191	23
Total class-specific expenses	$374	$196	$60
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,017
Class 1A	$—	$290	35
Class 2	3,381	Not applicable	406
Class 4	1,525	1,525	183
Total class-specific expenses	$4,906	$1,815	$1,641

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$89
Class 1A	$—	$46	6
Class 2	937	Not applicable	112
Class 4	81	80	10
Total class-specific expenses	$1,018	$126	$217
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$35
Class 1A	$—	$4	1
Class 2	660	Not applicable	79
Class 3	7	Not applicable	1
Class 4	221	221	27
Total class-specific expenses	$888	$225	$143

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$3	— *
Class 2	51	Not applicable	6
Class 4	66	66	8
Total class-specific expenses	$117	$69	$17
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$— *	— *
Class 2	291	Not applicable	35
Class 3	3	Not applicable	1
Class 4	88	88	10
Total class-specific expenses	$382	$88	$51

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$358	43
Class 2	1,287	Not applicable	154
Class 3	4	Not applicable	1
Class 4	280	280	34
Total class-specific expenses	$1,571	$638	$271
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$608	609
Total class-specific expenses	$608	$625

Refer to the end of the table(s) for footnote(s).

339	American Funds Insurance Series

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$138	139
Total class-specific expenses	$138	$141
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$388	388
Total class-specific expenses	$388	$391

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,275
Class P2	$327	327
Total class-specific expenses	$327	$2,602
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$15
Class P2	$2,402	2,401
Total class-specific expenses	$2,402	$2,416
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2025, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase (decrease)	Total trustees’ compensation
Global Growth Fund	$10	$4	$14
Global Small Capitalization Fund	4	1	5
Growth Fund	60	21	81
International Fund	9	3	12
New World Fund	4	2	6
Washington Mutual Investors Fund	14	5	19
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	3	1	4
Growth-Income Fund	52	17	69
International Growth and Income Fund	— *	— *	— *
Capital Income Builder	2	1	3
Asset Allocation Fund	34	11	45
American Funds Global Balanced Fund	1	— *	1
The Bond Fund of America	14	4	18
Capital World Bond Fund	2	1	3
American High-Income Trust	1	— *	1
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	— *	— *	— *
U.S. Government Securities Fund	2	1	3
Managed Risk Growth Fund	1	— *	1
Managed Risk International Fund	— *	— *	— *
Managed Risk Washington Mutual Investors Fund	1	— *	1
Managed Risk Growth-Income Fund	2	1	3
Managed Risk Asset Allocation Fund	2	1	3
*
Amount less than one thousand.

American Funds Insurance Series	340

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$88,976	$14,964	$2,923
Global Small Capitalization Fund	17,787	7,499	1,872
Growth Fund	262,208	192,926	65,081
International Fund	95,968	38,929	6,168
New World Fund	9,610	29,959	5,791
Washington Mutual Investors Fund	73,880	101,813	14,322
Capital World Growth and Income Fund	21,390	27,562	6,719
Growth-Income Fund	332,042	383,247	101,737
International Growth and Income Fund	1,199	2,747	138
Capital Income Builder	14,710	14,805	4,080
Asset Allocation Fund	199,278	71,009	43,548
American Funds Global Balanced Fund	2,269	3,535	909
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2025.

341	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$132,465	3,800	$473,203	13,844	$(297,705)	(8,075)	$307,963	9,569
Class 1A	1,877	52	2,862	84	(1,125)	(31)	3,614	105
Class 2	18,094	501	458,474	13,654	(244,822)	(6,757)	231,746	7,398
Class 4	88,558	2,477	134,552	4,068	(49,285)	(1,386)	173,825	5,159
Total net increase (decrease)	$240,994	6,830	$1,069,091	31,650	$(592,937)	(16,249)	$717,148	22,231
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Global Small Capitalization Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$41,857	2,403	$19,028	1,042	$(166,307)	(9,259)	$(105,422)	(5,814)
Class 1A	339	19	126	7	(191)	(11)	274	15
Class 2	21,045	1,286	39,095	2,285	(102,502)	(6,007)	(42,362)	(2,436)
Class 4	72,171	4,238	7,315	429	(18,863)	(1,119)	60,623	3,548
Total net increase (decrease)	$135,412	7,946	$65,564	3,763	$(287,863)	(16,396)	$(86,887)	(4,687)
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	342

Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$1,154,878	9,350	$1,813,129	14,793	$(1,579,414)	(12,694)	$1,388,593	11,449
Class 1A	73,719	595	30,539	252	(97,203)	(749)	7,055	98
Class 2	248,965	2,034	1,677,068	13,892	(1,393,936)	(11,137)	532,097	4,789
Class 3	553	5	22,118	178	(16,524)	(130)	6,147	53
Class 4	589,030	4,934	490,866	4,194	(173,917)	(1,448)	905,979	7,680
Total net increase (decrease)	$2,067,145	16,918	$4,033,720	33,309	$(3,260,994)	(26,158)	$2,839,871	24,069
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
International Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$63,294	3,490	$2,080	108	$(231,772)	(12,501)	$(166,398)	(8,903)
Class 1A	530	29	4	— [2]	(639)	(35)	(105)	(6)
Class 2	94,000	5,226	776	41	(307,337)	(16,707)	(212,561)	(11,440)
Class 3	100	5	5	— [2]	(956)	(50)	(851)	(45)
Class 4	34,797	1,938	—	—	(23,149)	(1,275)	11,648	663
Total net increase (decrease)	$192,721	10,688	$2,865	149	$(563,853)	(30,568)	$(368,267)	(19,731)
Year ended December 31, 2024
Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	— [2]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)
Refer to the end of the table(s) for footnote(s).

343	American Funds Insurance Series

New World Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$71,378	2,538	$80,187	2,838	$(176,169)	(6,345)	$(24,604)	(969)
Class 1A	408	15	502	18	(1,825)	(67)	(915)	(34)
Class 2	30,481	1,122	35,106	1,260	(87,236)	(3,178)	(21,649)	(796)
Class 4	41,929	1,547	37,088	1,345	(71,596)	(2,638)	7,421	254
Total net increase (decrease)	$144,196	5,222	$152,883	5,461	$(336,826)	(12,228)	$(39,747)	(1,545)
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)
Washington Mutual Investors Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$101,514	6,077	$447,861	27,045	$(433,964)	(25,486)	$115,411	7,636
Class 1A	3,863	226	2,368	144	(1,054)	(61)	5,177	309
Class 2	41,877	2,492	217,964	13,455	(205,682)	(12,318)	54,159	3,629
Class 4	179,899	10,924	143,109	8,955	(58,553)	(3,594)	264,455	16,285
Total net increase (decrease)	$327,153	19,719	$811,302	49,599	$(699,253)	(41,459)	$439,202	27,859
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)
U.S. Small and Mid Cap Equity Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$—	—	$— [2]	— [2]	$—	—	$— [2]	— [2]
Class 1A	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 2	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 4	68	6	5	1	—	—	73	7
Total net increase (decrease)	$68	6	$5	1	$—	—	$73	7
For the period November 15, 2024[3] to December 31, 2024
Class 1	$10	1	$— [2]	— [2]	$—	—	$10	1
Class 1A	10	1	— [2]	— [2]	—	—	10	1
Class 2	10	1	— [2]	— [2]	—	—	10	1
Class 4	14,970	1,497	13	1	—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13	1	$—	—	$15,013	1,501
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	344

Capital World Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$40,119	2,660	$22,861	1,414	$(98,762)	(6,251)	$(35,782)	(2,177)
Class 1A	1,184	74	383	23	(280)	(17)	1,287	80
Class 2	9,776	617	39,834	2,473	(88,441)	(5,547)	(38,831)	(2,457)
Class 4	26,679	1,720	11,775	752	(14,288)	(925)	24,166	1,547
Total net increase (decrease)	$77,758	5,071	$74,853	4,662	$(201,771)	(12,740)	$(49,160)	(3,007)
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Growth-Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$511,559	7,825	$4,165,917	69,688	$(1,641,284)	(24,371)	$3,036,192	53,142
Class 1A	2,245	35	7,777	131	(1,976)	(29)	8,046	137
Class 2	63,453	961	2,370,964	40,536	(883,298)	(13,297)	1,551,119	28,200
Class 3	270	4	25,474	426	(12,167)	(178)	13,577	252
Class 4	194,913	2,988	503,401	8,808	(123,143)	(1,891)	575,171	9,905
Total net increase (decrease)	$772,440	11,813	$7,073,533	119,589	$(2,661,868)	(39,766)	$5,184,105	91,636
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)
Refer to the end of the table(s) for footnote(s).

345	American Funds Insurance Series

International Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$15,811	1,385	$112	9	$(5,330)	(497)	$10,593	897
Class 1A	556	53	28	3	(350)	(33)	234	23
Class 2	2,119	196	614	53	(17,536)	(1,614)	(14,803)	(1,365)
Class 4	21,208	1,980	669	59	(11,288)	(1,056)	10,589	983
Total net increase (decrease)	$39,694	3,614	$1,423	124	$(34,504)	(3,200)	$6,613	538
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Capital Income Builder
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$53,250	4,104	$9,077	689	$(55,753)	(4,314)	$6,574	479
Class 1A	723	57	143	11	(879)	(68)	(13)	— [2]
Class 2	874	66	212	16	(1,115)	(85)	(29)	(3)
Class 4	72,342	5,524	6,699	509	(39,075)	(3,019)	39,966	3,014
Total net increase (decrease)	$127,189	9,751	$16,131	1,225	$(96,822)	(7,486)	$46,498	3,490
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

Asset Allocation Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$214,618	8,406	$1,183,741	46,955	$(1,239,167)	(47,739)	$159,192	7,622
Class 1A	3,528	137	3,229	129	(3,619)	(139)	3,138	127
Class 2	41,143	1,602	324,461	13,093	(312,360)	(12,180)	53,244	2,515
Class 3	313	12	2,407	96	(1,415)	(54)	1,305	54
Class 4	189,713	7,467	511,813	20,873	(394,555)	(15,526)	306,971	12,814
Total net increase (decrease)	$449,315	17,624	$2,025,651	81,146	$(1,951,116)	(75,638)	$523,850	23,132
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)
American Funds Global Balanced Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$4,237	324	$3,840	290	$(11,565)	(878)	$(3,488)	(264)
Class 1A	256	19	161	12	(215)	(16)	202	15
Class 2	1,215	91	5,951	452	(14,274)	(1,080)	(7,108)	(537)
Class 4	20,102	1,545	6,604	511	(10,367)	(799)	16,339	1,257
Total net increase (decrease)	$25,810	1,979	$16,556	1,265	$(36,421)	(2,773)	$5,945	471
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)
Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

The Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$413,053	43,891	$59,979	6,381	$(982,200)	(103,891)	$(509,168)	(53,619)
Class 1A	44,943	4,815	2,233	240	(16,662)	(1,774)	30,514	3,281
Class 2	38,712	4,164	23,485	2,542	(206,373)	(22,197)	(144,176)	(15,491)
Class 4	111,809	12,133	10,633	1,158	(66,741)	(7,230)	55,701	6,061
Total net increase (decrease)	$608,517	65,003	$96,330	10,321	$(1,271,976)	(135,092)	$(567,129)	(59,768)
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865
Capital World Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$53,252	5,284	$1,662	163	$(71,979)	(7,167)	$(17,065)	(1,720)
Class 1A	2,275	236	53	5	(18,255)	(1,837)	(15,927)	(1,596)
Class 2	34,568	3,519	1,728	172	(102,579)	(10,384)	(66,283)	(6,693)
Class 4	11,296	1,158	146	15	(5,087)	(523)	6,355	650
Total net increase (decrease)	$101,391	10,197	$3,589	355	$(197,900)	(19,911)	$(92,920)	(9,359)
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

American High-Income Trust
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$24,975	2,760	$2,778	300	$(15,383)	(1,664)	$12,370	1,396
Class 1A	537	58	37	4	(528)	(57)	46	5
Class 2	24,001	2,639	5,936	658	(45,605)	(5,041)	(15,668)	(1,744)
Class 3	172	18	87	9	(497)	(53)	(238)	(26)
Class 4	70,614	6,928	1,920	189	(33,731)	(3,336)	38,803	3,781
Total net increase (decrease)	$120,299	12,403	$10,758	1,160	$(95,744)	(10,151)	$35,313	3,412
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227
American Funds Mortgage Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$172	19	$143	16	$(98)	(11)	$217	24
Class 1A	432	47	23	2	(205)	(22)	250	27
Class 2	1,345	146	316	34	(3,788)	(412)	(2,127)	(232)
Class 4	7,786	856	414	46	(3,836)	(422)	4,364	480
Total net increase (decrease)	$9,735	1,068	$896	98	$(7,927)	(867)	$2,704	299
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810
Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$6,176	542	$266	23	$(11,314)	(993)	$(4,872)	(428)
Class 1A	—	—	1	— [2]	—	—	1	— [2]
Class 2	32,949	2,991	1,788	162	(54,467)	(4,948)	(19,730)	(1,795)
Class 3	112	10	29	3	(392)	(35)	(251)	(22)
Class 4	43,286	3,915	473	43	(37,336)	(3,358)	6,423	600
Total net increase (decrease)	$82,523	7,458	$2,557	231	$(103,509)	(9,334)	$(18,429)	(1,645)
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
U.S. Government Securities Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$44,977	4,581	$2,087	213	$(56,128)	(5,713)	$(9,064)	(919)
Class 1A	15,985	1,654	2,157	222	(37,901)	(3,880)	(19,759)	(2,004)
Class 2	45,477	4,677	8,060	834	(115,722)	(11,932)	(62,185)	(6,421)
Class 3	241	24	41	4	(241)	(24)	41	4
Class 4	64,712	6,659	1,788	185	(48,932)	(5,051)	17,568	1,793
Total net increase (decrease)	$171,392	17,595	$14,133	1,458	$(258,924)	(26,600)	$(73,399)	(7,547)
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$492	38	$669	52	$(1,087)	(82)	$74	8
Class P2	7,709	598	24,083	1,898	(41,369)	(3,152)	(9,577)	(656)
Total net increase (decrease)	$8,201	636	$24,752	1,950	$(42,456)	(3,234)	$(9,503)	(648)
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	350

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$113	14	$30	3	$(79)	(9)	$64	8
Class P2	2,379	291	1,450	178	(6,722)	(818)	(2,893)	(349)
Total net increase (decrease)	$2,492	305	$1,480	181	$(6,801)	(827)	$(2,829)	(341)
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$73	6	$40	3	$(184)	(15)	$(71)	(6)
Class P2	2,835	241	4,640	398	(20,378)	(1,735)	(12,903)	(1,096)
Total net increase (decrease)	$2,908	247	$4,680	401	$(20,562)	(1,750)	$(12,974)	(1,102)
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$22,938	1,634	$95,748	7,025	$(138,781)	(9,811)	$(20,095)	(1,152)
Class P2	2,032	146	13,810	1,021	(18,320)	(1,305)	(2,478)	(138)
Total net increase (decrease)	$24,970	1,780	$109,558	8,046	$(157,101)	(11,116)	$(22,573)	(1,290)
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)
Refer to the end of the table(s) for footnote(s).

351	American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$12	1	$930	75	$(185)	(14)	$757	62
Class P2	9,933	798	155,155	13,016	(171,239)	(13,497)	(6,151)	317
Total net increase (decrease)	$9,945	799	$156,085	13,091	$(171,424)	(13,511)	$(5,394)	379
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations.
11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2025 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,179,396	$757,557	$6,385,618	$2,780,244	$785,414	$1,990,904
Sales of investment securities*	1,347,163	939,607	7,875,256	2,957,157	998,449	2,405,834
Non-U.S. taxes paid on dividend income	3,677	1,787	3,183	8,711	3,916	784
Non-U.S. taxes (refunded) paid on interest income	13	(4)	—	—	36	—
Non-U.S. taxes refunded (paid) on realized gains	(829)	2,490	—	10,524	2,970	—
Non-U.S. taxes provided on unrealized appreciation	5,299	17,693	—	28,246	21,733	—
Interest income from affiliated issuers	5,913	—	—	—	—	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$3,209	$479,965	$7,133,302	$99,185	$393,384	$11,283,114
Sales of investment securities*	3,287	609,901	8,577,738	91,723	425,205	12,909,245
Non-U.S. taxes paid on dividend income	—	1,359	3,376	576	1,461	2,655
Non-U.S. taxes paid on realized gains	—	170	—	11	26	—
Non-U.S. taxes provided on unrealized appreciation	—	735	—	253	590	—

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	352

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$172,059	$7,186,261	$824,354	$216,134	$240,611	$—
Sales of investment securities*	186,597	7,700,521	863,783	157,435	230,976	—
Non-U.S. taxes paid on dividend income	241	—	—	(9)	—	—
Non-U.S. taxes paid on interest income	— †	8	42	—	—	—
Non-U.S. taxes paid on realized gains	42	—	427	—	—	—
Non-U.S. taxes provided on unrealized appreciation	181	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$2,190,673	$140,971	$12,970	$52,478	$491,790	$243,681
Sales of investment securities*	2,371,368	156,432	24,362	62,127	404,203	317,008
*
Excludes short-term securities and U.S. government obligations, if any.
†
Amount less than one thousand.
12. Ownership concentration

At June 30, 2025, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 17% and 13% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 17% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, CRMC held aggregate ownership of 99% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

353	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
6/30/2025[4,5]	$36.91	$.29	$3.65	$3.94	$(.14 )	$(4.88)	$(5.02)	$35.83	11.33%[6]	$3,826	.52%[7]	.41%[7]	1.58%[7]
12/31/2024	33.92	.44	4.29	4.73	(.67 )	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21 )	(.96 )	(1.17)	41.16	30.79	3,309.56		.56	.59
Class 1A:
6/30/2025[4,5]	36.70	.24	3.62	3.86	(.12 )	(4.88)	(5.00)	35.56	11.19 [6]	24	.77 [7]	.66 [7]	1.34 [7]
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13 )	(.96 )	(1.09)	41.02	30.49	12.81		.81	.34
Class 2:
6/30/2025[4,5]	36.37	.24	3.58	3.82	(.12 )	(4.88)	(5.00)	35.19	11.17 [6]	3,658	.77 [7]	.66 [7]	1.32 [7]
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12 )	(.96 )	(1.08)	40.72	30.47	4,387.81		.81	.34
Class 4:
6/30/2025[4,5]	35.93	.19	3.54	3.73	(.11 )	(4.88)	(4.99)	34.67	11.05 [6]	1,083	1.02 [7]	.91 [7]	1.10 [7]
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05 )	(.96 )	(1.01)	40.45	30.17	533	1.06	1.06	.09
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	354

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
6/30/2025[4,5]	$18.15	$.10	$1.35	$1.45	$—	$(.40 )	$(.40 )	$19.20	8.08%[6]	$885	.70%[7]	.65%[7]	1.11%[7]
12/31/2024	18.57	.12	.34	.46	(.23 )	(.65 )	(.88 )	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
12/31/2020	26.80	(.01 )	7.49	7.48	(.05 )	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06 )
Class 1A:
6/30/2025[4,5]	17.88	.08	1.33	1.41	—	(.40 )	(.40 )	18.89	7.98 [6]	6	.95 [7]	.90 [7]	.87 [7]
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [9]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
12/31/2020	26.74	(.09 )	7.48	7.39	(.05 )	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33 )
Class 2:
6/30/2025[4,5]	17.05	.07	1.27	1.34	—	(.40 )	(.40 )	17.99	7.96 [6]	1,785	.95 [7]	.90 [7]	.86 [7]
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [9]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
12/31/2020	26.02	(.08 )	7.25	7.17	(.04 )	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31 )
Class 4:
6/30/2025[4,5]	17.01	.05	1.27	1.32	—	(.40 )	(.40 )	17.93	7.86 [6]	390	1.20 [7]	1.15 [7]	.61 [7]
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
12/31/2020	26.16	(.14 )	7.27	7.13	(.03 )	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56 )
Refer to the end of the table(s) for footnote(s).

355	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
6/30/2025[4,5]	$127.47	$.21	$12.28	$12.49	$(.26 )	$(10.61)	$(10.87)	$129.09	10.26%[6]	$23,220	.34%[7]	.33%[7]
12/31/2024	99.44	.51	30.78	31.29	(.67 )	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53 )	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
Class 1A:
6/30/2025[4,5]	126.11	.05	12.14	12.19	(.21 )	(10.61)	(10.82)	127.48	10.13 [6]	394	.59 [7]	.08 [7]
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40 )	(2.18)	(2.58)	119.59	52.07	60.60		.21
Class 2:
6/30/2025[4,5]	125.79	.05	12.10	12.15	(.21 )	(10.61)	(10.82)	127.12	10.12 [6]	21,211	.59 [7]	.08 [7]
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29 )	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
Class 3:
6/30/2025[4,5]	128.88	.09	12.43	12.52	(.22 )	(10.61)	(10.83)	130.57	10.16 [6]	287	.52 [7]	.15 [7]
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35 )	(2.18)	(2.53)	121.13	52.20	279.53		.28
Class 4:
6/30/2025[4,5]	122.38	(.10 )	11.74	11.64	(.17 )	(10.61)	(10.78)	123.24	9.99 [6]	6,178	.84 [7]	(.17 )[7]
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
12/31/2020	79.41	(.04 )	40.24	40.20	(.19 )	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	356

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
6/30/2025[4,5]	$17.84	$.25	$1.92	$2.17	$(.01 )	$—	$(.01 )	$20.00	12.18%[6]	$3,274	.52%[7]	2.71%[7]
12/31/2024	17.50	.23	.38	.61	(.27 )	—	(.27 )	17.84	3.40	3,080.52		1.26
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18 )	—	(.18 )	23.64	14.28	5,652.55		.71
Class 1A:
6/30/2025[4,5]	17.75	.22	1.91	2.13	(.01 )	—	(.01 )	19.87	11.97 [6]	14	.77 [7]	2.47 [7]
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14 )	—	(.14 )	23.55	13.96	10.80		.43
Class 2:
6/30/2025[4,5]	17.75	.22	1.91	2.13	— [8]	—	— [8]	19.88	12.03 [6]	3,399	.77 [7]	2.46 [7]
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13 )	—	(.13 )	23.54	13.97	4,481.80		.46
Class 3:
6/30/2025[4,5]	17.90	.23	1.94	2.17	(.01 )	—	(.01 )	20.06	12.11 [6]	15	.70 [7]	2.54 [7]
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14 )	—	(.14 )	23.69	14.00	25.73		.53
Class 4:
6/30/2025[4,5]	17.46	.20	1.87	2.07	—	—	—	19.53	11.86 [6]	507	1.02 [7]	2.24 [7]
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09 )	—	(.09 )	23.25	13.66	423	1.05	.21
Refer to the end of the table(s) for footnote(s).

357	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
6/30/2025[4,5]	$26.67	$.31	$3.80	$4.11	$(.04 )	$(1.21)	$(1.25)	$29.53	15.63%[6]	$1,964	.64%[7]	.57%[7]	2.24%[7]
12/31/2024	25.48	.43	1.32	1.75	(.44 )	(.12 )	(.56 )	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06 )	(.27 )	(.33 )	31.59	23.89	2,309.76		.64	.58
Class 1A:
6/30/2025[4,5]	26.53	.27	3.78	4.05	(.03 )	(1.21)	(1.24)	29.34	15.48 [6]	12	.89 [7]	.82 [7]	1.95 [7]
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03 )	(.27 )	(.30 )	31.43	23.63	18	1.01	.87	.26
Class 2:
6/30/2025[4,5]	26.33	.27	3.75	4.02	(.03 )	(1.21)	(1.24)	29.11	15.48 [6]	852	.89 [7]	.82 [7]	1.99 [7]
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02 )	(.27 )	(.29 )	31.25	23.58	1,109	1.01	.89	.34
Class 4:
6/30/2025[4,5]	26.09	.23	3.72	3.95	(.02 )	(1.21)	(1.23)	28.81	15.31 [6]	900	1.14 [7]	1.07 [7]	1.75 [7]
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01 )	(.27 )	(.28 )	31.04	23.29	807	1.26	1.14	.08
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	358

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
6/30/2025[4,5]	$16.86	$.15	$1.35	$1.50	$(.06 )	$(1.20)	$(1.26)	$17.10	9.17%[6]	$6,488	.41%[7]	.26%[7]	1.79%[7]
12/31/2024	14.49	.29	2.51	2.80	(.30 )	(.13 )	(.43 )	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26 )	(.15 )	(.41 )	14.35	9.04	5,684.43		.43	2.00
Class 1A:
6/30/2025[4,5]	16.79	.13	1.34	1.47	(.06 )	(1.20)	(1.26)	17.00	8.99 [6]	34	.66 [7]	.51 [7]	1.54 [7]
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24 )	(.15 )	(.39 )	14.28	8.79	25.67		.67	1.78
Class 2:
6/30/2025[4,5]	16.53	.13	1.32	1.45	(.06 )	(1.20)	(1.26)	16.72	9.01 [6]	3,098	.66 [7]	.51 [7]	1.54 [7]
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22 )	(.15 )	(.37 )	14.15	8.68	3,082.68		.68	1.75
Class 4:
6/30/2025[4,5]	16.34	.11	1.30	1.41	(.05 )	(1.20)	(1.25)	16.50	8.90 [6]	2,052	.91 [7]	.76 [7]	1.29 [7]
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20 )	(.15 )	(.35 )	14.06	8.47	788.93		.93	1.51
Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
6/30/2025[4,5]	$9.71	$.04	$.70	$.74	$— [8]	$— [8]	$— [8]	$10.45	7.56%[6]	$— [10]	.82%[7]	.54%[7]	.76%[7]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6]	— [10]	.59 [7]	.54 [7]	.72 [7]
Class 1A:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	— [10]	.83 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [10]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 2:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	— [10]	.82 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [10]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 4:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	16	.83 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[6,12]	15	.59 [7,12]	.55 [7,12]	.71 [7,12]
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
6/30/2025[4,5]	$15.53	$.17	$1.82	$1.99	$(.04 )	$(.61 )	$(.65 )	$16.87	13.03%[6]	$612	.52%[7]	.42%[7]	2.19%[7]
12/31/2024	13.85	.27	1.71	1.98	(.30 )	—	(.30 )	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23 )	(.38 )	(.61 )	16.67	9.03	657.66		.66	1.49
Class 1A:
6/30/2025[4,5]	15.44	.16	1.79	1.95	(.03 )	(.61 )	(.64 )	16.75	12.86 [6]	11	.77 [7]	.67 [7]	1.97 [7]
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.62	8.78	2.90		.90	1.23
Class 2:
6/30/2025[4,5]	15.49	.15	1.81	1.96	(.03 )	(.61 )	(.64 )	16.81	12.88 [6]	1,060	.77 [7]	.67 [7]	1.94 [7]
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.63	8.73	1,349.91		.91	1.23
Class 4:
6/30/2025[4,5]	15.08	.13	1.76	1.89	(.03 )	(.61 )	(.64 )	16.33	12.73 [6]	315	1.02 [7]	.92 [7]	1.72 [7]
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16 )	(.38 )	(.54 )	16.35	8.55	166	1.16	1.16	.97
Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
6/30/2025[4,5]	$69.59	$.43	$4.69	$5.12	$(.18 )	$(12.13)	$(12.31)	$62.40	8.13%[6]	$25,262	.28%[7]	1.27%[7]
12/31/2024	59.26	.84	13.33	14.17	(.89 )	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80 )	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
Class 1A:
6/30/2025[4,5]	69.10	.34	4.64	4.98	(.15 )	(12.13)	(12.28)	61.80	7.98 [6]	48	.53 [7]	1.02 [7]
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70 )	(1.30)	(2.00)	55.16	13.55	16.54		1.28
Class 2:
6/30/2025[4,5]	68.38	.33	4.60	4.93	(.14 )	(12.13)	(12.27)	61.04	8.00 [6]	14,111	.53 [7]	1.02 [7]
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67 )	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
Class 3:
6/30/2025[4,5]	69.76	.37	4.69	5.06	(.15 )	(12.13)	(12.28)	62.54	8.02 [6]	155	.46 [7]	1.09 [7]
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70 )	(1.30)	(2.00)	55.49	13.60	154.47		1.34
Class 4:
6/30/2025[4,5]	67.14	.25	4.49	4.74	(.12 )	(12.13)	(12.25)	59.63	7.85 [6]	2,986	.78 [7]	.77 [7]
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57 )	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
6/30/2025[4,5]	$10.19	$.23	$1.95	$2.18	$(.05 )	$—	$(.05 )	$12.32	21.40%[6]	$31	.54%[7]	.54%[7]	4.06%[7]
12/31/2024	10.10	.28	.10	.38	(.29 )	—	(.29 )	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29 )	—	(.29 )	19.01	6.24	1,120.68		.68	1.70
Class 1A:
6/30/2025[4,5]	9.91	.19	1.90	2.09	(.04 )	—	(.04 )	11.96	21.15 [6]	8	.79 [7]	.79 [7]	3.60 [7]
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25 )	—	(.25 )	18.97	5.98	3.93		.93	1.38
Class 2:
6/30/2025[4,5]	9.91	.19	1.90	2.09	(.04 )	—	(.04 )	11.96	21.15 [6]	164	.79 [7]	.79 [7]	3.53 [7]
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25 )	—	(.25 )	18.95	6.01	221.93		.93	1.43
Class 4:
6/30/2025[4,5]	9.74	.18	1.87	2.05	(.04 )	—	(.04 )	11.75	21.07 [6]	193	1.04 [7]	1.04 [7]	3.36 [7]
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21 )	—	(.21 )	18.82	5.73	112	1.18	1.18	1.19
Refer to the end of the table(s) for footnote(s).

363	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
6/30/2025[4,5]	$12.39	$.25	$1.27	$1.52	$(.16 )	$—	$(.16 )	$13.75	12.33%[6]	$793	.40%[7]	.27%[7]	3.88%[7]
12/31/2024	11.63	.42	.79	1.21	(.45 )	—	(.45 )	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32 )	—	(.32 )	10.87	4.64	621.53		.35	3.07
Class 1A:
6/30/2025[4,5]	12.38	.23	1.26	1.49	(.14 )	—	(.14 )	13.73	12.12 [6]	14	.65 [7]	.52 [7]	3.63 [7]
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30 )	—	(.30 )	10.86	4.38	6.78		.60	2.81
Class 2:
6/30/2025[4,5]	12.38	.23	1.27	1.50	(.14 )	—	(.14 )	13.74	12.20 [6]	20	.65 [7]	.52 [7]	3.64 [7]
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30 )	—	(.30 )	10.87	4.48	8.78		.60	2.83
Class 4:
6/30/2025[4,5]	12.36	.22	1.27	1.49	(.13 )	—	(.13 )	13.72	12.09 [6]	739	.90 [7]	.77 [7]	3.39 [7]
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27 )	—	(.27 )	10.85	4.11	462	1.03	.85	2.55
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	364

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
6/30/2025[4,5]	$26.04	$.30	$1.76	$2.06	$(.12 )	$(1.91)	$(2.03)	$26.07	8.20%[6]	$16,240	.30%[7]	2.32%[7]
12/31/2024	23.86	.60	3.29	3.89	(.61 )	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46 )	(.11 )	(.57 )	26.50	12.71	19,238.30		1.80
Class 1A:
6/30/2025[4,5]	25.88	.27	1.74	2.01	(.11 )	(1.91)	(2.02)	25.87	8.04 [6]	45	.55 [7]	2.08 [7]
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41 )	(.11 )	(.52 )	26.42	12.43	14.55		1.56
Class 2:
6/30/2025[4,5]	25.65	.26	1.73	1.99	(.11 )	(1.91)	(2.02)	25.62	8.04 [6]	4,401	.55 [7]	2.07 [7]
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40 )	(.11 )	(.51 )	26.21	12.46	5,242.55		1.55
Class 3:
6/30/2025[4,5]	26.08	.28	1.75	2.03	(.11 )	(1.91)	(2.02)	26.09	8.07 [6]	34	.48 [7]	2.14 [7]
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42 )	(.11 )	(.53 )	26.53	12.50	33.48		1.62
Class 4:
6/30/2025[4,5]	25.41	.23	1.72	1.95	(.10 )	(1.91)	(2.01)	25.35	7.95 [6]	6,956	.80 [7]	1.82 [7]
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35 )	(.11 )	(.46 )	26.06	12.16	5,131.80		1.30
Refer to the end of the table(s) for footnote(s).

365	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
6/30/2025[4,5]	$12.96	$.20	$1.05	$1.25	$(.04 )	$(.53 )	$(.57 )	$13.64	9.72%[6]	$97	.52%[7]	.50%[7]	3.02%[7]
12/31/2024	12.37	.34	.52	.86	(.27 )	—	(.27 )	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19 )	(.54 )	(.73 )	14.19	10.53	139.72		.72	1.29
Class 1A:
6/30/2025[4,5]	12.87	.18	1.05	1.23	(.03 )	(.53 )	(.56 )	13.54	9.66 [6]	4	.77 [7]	.75 [7]	2.78 [7]
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16 )	(.54 )	(.70 )	14.16	10.25	3.97		.97	1.03
Class 2:
6/30/2025[4,5]	12.89	.18	1.05	1.23	(.03 )	(.53 )	(.56 )	13.56	9.64 [6]	149	.77 [7]	.75 [7]	2.78 [7]
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15 )	(.54 )	(.69 )	14.16	10.30	208.97		.97	1.03
Class 4:
6/30/2025[4,5]	12.66	.16	1.04	1.20	(.03 )	(.53 )	(.56 )	13.30	9.55 [6]	169	1.02 [7]	1.00 [7]	2.54 [7]
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12 )	(.54 )	(.66 )	14.02	10.00	105	1.22	1.22	.78
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	366

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
6/30/2025[4,5]	$9.27	$.22	$.18	$.40	$(.09 )	$—	$(.09 )	$9.58	4.30%[6]	$6,713	.39%[7]	.24%[7]	4.64%[7]
12/31/2024	9.54	.44	(.29 )	.15	(.42 )	—	(.42 )	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27 )	(.11 )	(.38 )	11.89	9.96	6,844.40		.40	2.00
Class 1A:
6/30/2025[4,5]	9.20	.20	.18	.38	(.08 )	—	(.08 )	9.50	4.18 [6]	260	.64 [7]	.49 [7]	4.40 [7]
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25 )	(.11 )	(.36 )	11.84	9.68	9.65		.65	1.74
Class 2:
6/30/2025[4,5]	9.12	.20	.18	.38	(.08 )	—	(.08 )	9.42	4.21 [6]	2,710	.64 [7]	.49 [7]	4.39 [7]
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24 )	(.11 )	(.35 )	11.73	9.73	3,840.65		.65	1.75
Class 4:
6/30/2025[4,5]	9.07	.19	.18	.37	(.08 )	—	(.08 )	9.36	3.98 [6]	1,283	.89 [7]	.74 [7]	4.14 [7]
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22 )	(.11 )	(.33 )	11.69	9.38	714.90		.90	1.48
Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
6/30/2025[4,5]	$9.63	$.21	$.63	$.84	$(.03 )	$—	$(.03 )	$10.44	8.71%[6]	$619	.48%[7]	.48%[7]	4.18%[7]
12/31/2024	10.16	.42	(.70 )	(.28 )	(.25 )	—	(.25 )	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18 )	(.21 )	(.39 )	12.94	10.17	1,219.59		.52	2.08
Class 1A:
6/30/2025[4,5]	9.54	.19	.62	.81	(.02 )	—	(.02 )	10.33	8.51 [6]	26	.73 [7]	.73 [7]	3.94 [7]
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16 )	(.21 )	(.37 )	12.91	9.89	1.83		.76	1.83
Class 2:
6/30/2025[4,5]	9.52	.19	.62	.81	(.02 )	—	(.02 )	10.31	8.55 [6]	755	.73 [7]	.73 [7]	3.93 [7]
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15 )	(.21 )	(.36 )	12.84	9.90	1,058.84		.77	1.83
Class 4:
6/30/2025[4,5]	9.37	.18	.61	.79	(.02 )	—	(.02 )	10.14	8.45 [6]	72	.98 [7]	.98 [7]	3.67 [7]
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13 )	(.21 )	(.34 )	12.71	9.62	61	1.09	1.02	1.58
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	368

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
6/30/2025[4,5]	$9.19	$.32	$.06	$.38	$(.11 )	$—	$(.11 )	$9.46	4.13%[6]	$249	.44%[7]	.32%[7]	7.03%[7]
12/31/2024	8.94	.65	.24	.89	(.64 )	—	(.64 )	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85 )	—	(.85 )	9.80	8.21	123.52		.52	6.46
Class 1A:
6/30/2025[4,5]	9.15	.31	.05	.36	(.10 )	—	(.10 )	9.41	4.00 [6]	3	.69 [7]	.57 [7]	6.78 [7]
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84 )	—	(.84 )	9.78	7.94	1.78		.78	5.85
Class 2:
6/30/2025[4,5]	8.96	.30	.05	.35	(.10 )	—	(.10 )	9.21	3.97 [6]	535	.69 [7]	.57 [7]	6.78 [7]
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83 )	—	(.83 )	9.61	7.94	665.78		.78	5.88
Class 3:
6/30/2025[4,5]	9.25	.32	.04	.36	(.10 )	—	(.10 )	9.51	3.96 [6]	8	.62 [7]	.50 [7]	6.85 [7]
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84 )	—	(.84 )	9.84	7.93	10.71		.71	5.94
Class 4:
6/30/2025[4,5]	10.07	.33	.06	.39	(.10 )	—	(.10 )	10.36	3.90 [6]	200	.94 [7]	.82 [7]	6.53 [7]
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81 )	—	(.81 )	10.54	7.74	69	1.03	1.03	5.58
Refer to the end of the table(s) for footnote(s).

369	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
6/30/2025[4,5]	$9.08	$.23	$.24	$.47	$(.08 )	$—	$(.08 )	$9.47	5.15%[6]	$18	.35%[7]	.27%[7]	5.03%[7]
12/31/2024	9.44	.47	(.38 )	.09	(.45 )	—	(.45 )	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17 )	(.02 )	(.19 )	11.11	6.98	224.48		.36	.93
Class 1A:
6/30/2025[4,5]	8.96	.22	.22	.44	(.07 )	—	(.07 )	9.33	4.96 [6]	3	.60 [7]	.52 [7]	4.78 [7]
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15 )	(.02 )	(.17 )	11.08	6.63	1.73		.59	.61
Class 2:
6/30/2025[4,5]	8.98	.22	.23	.45	(.07 )	—	(.07 )	9.36	5.05 [6]	41	.60 [7]	.52 [7]	4.78 [7]
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14 )	(.02 )	(.16 )	11.09	6.72	58.73		.60	.68
Class 4:
6/30/2025[4,5]	8.86	.20	.23	.43	(.07 )	—	(.07 )	9.22	4.86 [6]	56	.85 [7]	.77 [7]	4.53 [7]
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12 )	(.02 )	(.14 )	10.97	6.38	37.98		.85	.41
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	370

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
6/30/2025[4,5]	$11.31	$.23	$.01	$.24	$(.09 )	$—	$(.09 )	$11.46	2.13%[6]	$34	.29%[7]	4.13%[7]
12/31/2024	11.35	.58	(.01 )	.57	(.61 )	—	(.61 )	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
12/31/2020	11.30	.02	.02	.04	(.03 )	—	(.03 )	11.31	.34	44.37		.16
Class 1A:
6/30/2025[4,5]	11.31	.22	— [8]	.22	(.09 )	—	(.09 )	11.44	1.91 [6]	— [10]	.52 [7]	3.91 [7]
12/31/2024	11.35	.55	— [8]	.55	(.59 )	—	(.59 )	11.31	4.86	— [10]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [10]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [10]	.31	1.40
12/31/2021	11.31	(.03 )	— [8]	(.03 )	—	—	—	11.28	(.27 )	— [10]	.36	(.28 )
12/31/2020	11.30	.03	.01	.04	(.03 )	—	(.03 )	11.31	.32	— [10]	.35	.26
Class 2:
6/30/2025[4,5]	10.93	.21	— [8]	.21	(.09 )	—	(.09 )	11.05	1.88 [6]	228	.54 [7]	3.88 [7]
12/31/2024	10.98	.53	— [8]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [8]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [8]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [8]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
12/31/2020	11.01	— [8]	— [8]	— [8]	(.02 )	—	(.02 )	10.99	.03	288.62		(.05 )
Class 3:
6/30/2025[4,5]	11.08	.22	— [8]	.22	(.09 )	—	(.09 )	11.21	1.96 [6]	4	.47 [7]	3.95 [7]
12/31/2024	11.13	.54	— [8]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [8]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [8]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
12/31/2020	11.13	— [8]	.02	.02	(.03 )	—	(.03 )	11.12	.13	4.55		.03
Class 4:
6/30/2025[4,5]	11.00	.20	(.01 )	.19	(.08 )	—	(.08 )	11.11	1.76 [6]	58	.79 [7]	3.63 [7]
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
12/31/2020	11.13	(.04 )	.01	(.03 )	(.02 )	—	(.02 )	11.08	(.25 )	40.87		(.35 )
Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
6/30/2025[4,5]	$9.59	$.22	$.25	$.47	$(.08 )	$—	$(.08 )	$9.98	4.94%[6]	$270	.33%[7]	.26%[7]	4.45%[7]
12/31/2024	9.91	.45	(.35 )	.10	(.42 )	—	(.42 )	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26 )	(.27 )	(.53 )	13.04	10.09	429.38		.38	1.21
Class 1A:
6/30/2025[4,5]	9.53	.20	.26	.46	(.08 )	—	(.08 )	9.91	4.82 [6]	277	.58 [7]	.51 [7]	4.20 [7]
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	13.00	9.75	4.64		.64	.69
Class 2:
6/30/2025[4,5]	9.46	.20	.25	.45	(.08 )	—	(.08 )	9.83	4.75 [6]	1,029	.58 [7]	.51 [7]	4.20 [7]
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	12.89	9.80	1,439.64		.64	.73
Class 3:
6/30/2025[4,5]	9.62	.21	.25	.46	(.08 )	—	(.08 )	10.00	4.79 [6]	5	.51 [7]	.44 [7]	4.27 [7]
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25 )	(.27 )	(.52 )	13.07	9.91	10.57		.57	.78
Class 4:
6/30/2025[4,5]	9.44	.19	.26	.45	(.08 )	—	(.08 )	9.81	4.73 [6]	236	.83 [7]	.76 [7]	3.95 [7]
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22 )	(.27 )	(.49 )	12.88	9.48	272.89		.89	.42
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
6/30/2025[4,5]	$13.35	$.02	$.70	$.72	$(.11 )	$(.57 )	$(.68 )	$13.39	5.67%[6]	$14	.39%[7]	.36%[7]	.68%[7]	.33%[7]
12/31/2024	10.86	.10	2.48	2.58	(.09 )	—	(.09 )	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12 )	(.68 )	(.80 )	17.25	32.45	11.42		.37	.72	.49
Class P2:
6/30/2025[4,5]	13.19	— [8]	.70	.70	(.08 )	(.57 )	(.65 )	13.24	5.53 [6]	506	.65 [7]	.62 [7]	.94 [7]	.08 [7]
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
12/31/2020	13.71	.03	4.16	4.19	(.11 )	(.68 )	(.79 )	17.11	32.03	554.67		.62	.97	.20
Managed Risk International Fund
Class P1:
6/30/2025[4,5]	$8.23	$— [8]	$.30	$.30	$(.13 )	$—	$(.13 )	$8.40	3.73%[6]	$2	.43%[7]	.39%[7]	.86%[7]	.08%[7]
12/31/2024	8.36	.13	(.12 )	.01	(.14 )	—	(.14 )	8.23	(.05 )	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16 )	(.08 )	(.24 )	11.07	3.13	2.43		.35	.86	.82
Class P2:
6/30/2025[4,5]	8.18	(.01 )	.31	.30	(.11 )	—	(.11 )	8.37	3.69 [6]	112	.69 [7]	.66 [7]	1.13 [7]	(.19 )[7]
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12 )	(.08 )	(.20 )	10.99	2.80	168.71		.63	1.14	.42
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2025[4,5]	$11.76	$.03	$.50	$.53	$(.18 )	$—	$(.18 )	$12.11	4.56%[6]	$3	.39%[7]	.36%[7]	.61%[7]	.57%[7]
12/31/2024	10.50	.20	1.28	1.48	(.22 )	—	(.22 )	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35 )	(.17 )	(.26 )	(.34 )	(.60 )	11.24	(.93 )	2.40		.35	.76	1.66
Class P2:
6/30/2025[4,5]	11.69	.02	.49	.51	(.18 )	—	(.18 )	12.02	4.39 [6]	315	.66 [7]	.62 [7]	.87 [7]	.32 [7]
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33 )	(.20 )	(.19 )	(.34 )	(.53 )	11.18	(1.25)	355.68		.63	1.04	1.18
Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
6/30/2025[4,5]	$14.35	$.03	$.50	$.53	$(.20 )	$(.56 )	$(.76 )	$14.12	3.89%[6]	$1,856	.39%[7]	.36%[7]	.63%[7]	.49%[7]
12/31/2024	12.53	.21	2.02	2.23	(.23 )	(.18 )	(.41 )	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26 )	(.74 )	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
Class P2:
6/30/2025[4,5]	14.25	.02	.49	.51	(.20 )	(.56 )	(.76 )	14.00	3.72 [6]	267	.64 [7]	.61 [7]	.88 [7]	.24 [7]
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23 )	(.74 )	(.97 )	13.93	9.58	315.66		.61	.91	1.02
Managed Risk Asset Allocation Fund
Class P1:
6/30/2025[4,5]	$13.20	$.05	$.56	$.61	$(.24 )	$(.83 )	$(1.07)	$12.74	4.83%[6]	$12	.39%[7]	.36%[7]	.65%[7]	.70%[7]
12/31/2024	11.90	.29	1.45	1.74	(.27 )	(.17 )	(.44 )	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21 )	(.52 )	(.73 )	13.84	6.10	5.41		.36	.66	1.91
Class P2:
6/30/2025[4,5]	12.78	.03	.54	.57	(.23 )	(.83 )	(1.06)	12.29	4.71 [6]	1,942	.64 [7]	.61 [7]	.90 [7]	.43 [7]
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20 )	(.52 )	(.72 )	13.45	5.88	2,773.66		.61	.91	1.15
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Six months ended June 30, 2025[4,5,6]	Year ended December 31,
		2024	2023	2022	2021	2020
Capital Income Builder	34%	49%	59%	48%	60%	110%
Asset Allocation Fund	33	43	54	42	45	49
American Funds Global Balanced Fund	28	55	43	111	36	68
The Bond Fund of America	66	102	129	77	87	72
Capital World Bond Fund	31	54	110	114	64	88
American Funds Mortgage Fund	30	52	85	56	38	123
U.S. Government Securities Fund	23	43	113	77	126	112
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Six months ended June 30, 2025[4,5,6]	Year ended December 31,
		2024	2023	2022	2021	2020
Global Growth Fund	15%	41%	29%	29%	18%	17%
Global Small Capitalization Fund	27	47	36	40	29	38
Growth Fund	14	23	23	29	25	32
International Fund	42	35	28	42	44	40
New World Fund	23	55	36	40	43	70
Washington Mutual Investors Fund	18	31	29	30	90	40
U.S. Small and Mid Cap Equity Fund	22	4 [4,6,11]
Capital World Growth and Income Fund	26	34	29	42	85	36
Growth-Income Fund	18	45	26	25	24	33
International Growth and Income Fund	27	39	38	48	41	56
Capital Income Builder	43	107	149	126	93	184
Asset Allocation Fund	59	129	159	118	124	145
American Funds Global Balanced Fund	47	141	103	126	39	86
The Bond Fund of America	120	398	545	415	456	461
Capital World Bond Fund	60	269	286	188	91	145
American High-Income Trust	18	45	40	34	56	78
American Funds Mortgage Fund	222	644	1053	1141	975	1143
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]	— [17]
U.S. Government Securities Fund	150	398	744	695	433	867
Managed Risk Growth Fund	29	14	39	97	32	80
Managed Risk International Fund	12	11	27	82	24	71
Managed Risk Washington Mutual Investors Fund	17	8	19	70	16	101
Managed Risk Growth-Income Fund	20	13	21	67	13	38
Managed Risk Asset Allocation Fund	13	7	13	48	5	30

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[12]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur-
ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

375	American Funds Insurance Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Insurance Series	376

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The agreement was amended to add U.S. Small and Mid Cap Equity Fund. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.
In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

377	American Funds Insurance Series

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	378

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2026. The advisory agreement was amended to permanently reduce the advisory fee for each fund within the series from 15 basis points to 10 basis points. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

379	American Funds Insurance Series

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC had agreed to eliminate its waiver of 5 basis points of the advisory fee for each of the funds and to permanently reduce the advisory fee of the funds from 15 basis points to 10 basis points, and that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	380

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

178

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

179

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

180

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in March 2025, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved new subadvisory agreements (“New Subadvisory Agreements”) with Invesco Advisers, Inc. (“Invesco Advisers”) for the Global Fund and with BlackRock Investment Management, LLC (“BlackRock”) for the Equity Index Fund. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreements. In all of their deliberations, the Trustees were advised by independent counsel.
In reviewing the New Subadvisory Agreements, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) Invesco Advisers and BlackRock and their personnel with responsibility for providing services to the Global Fund and Equity Index Fund, respectively; (ii) the terms of the New Subadvisory Agreements; (iii) the scope and quality of the services that Invesco Advisers and BlackRock will provide under the New Subadvisory Agreements; (iv) the historical investment performance track record of Invesco Advisers and BlackRock; and (v) the fees payable by MML Advisers to Invesco Advisers for the Global Fund and to BlackRock for the Equity Index Fund, and the effect of such fees on the profitability to MML Advisers.
Prior to the votes being taken to approve the New Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, the Trustees concluded, with respect to the New Subadvisory Agreements, that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreements, including the anticipated level of MML Advisers’ oversight of the subadvisory process; (ii) MML Advisers’ projected level of profitability due to the New Subadvisory Agreements is not excessive and the subadvisory fee amounts under the New Subadvisory Agreements are fair and reasonable; (iii) the investment processes and expertise of Invesco Advisers and BlackRock appear well suited to the Global Fund and Equity Index Fund, respectively, given their investment objectives and policies; and (iv) the terms of the New Subadvisory Agreements are fair and reasonable with respect to the Global Fund and Equity Index Fund, and are in the best interests of each Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreements.
The New Subadvisory Agreements became effective on April 25, 2025.
At their meetings in May and June 2025, the Contract Committee (the “Committee”) and the Trustees, including the Independent Trustees, considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, MML American Funds Growth Fund, MML American Funds Core Allocation Fund, Blue Chip Growth Fund, Equity Income Fund, Equity Index Fund, Focused Equity Fund, Foreign Fund, Fundamental Equity Fund, Global Fund, Income & Growth Fund, International Equity Fund, Large Cap Growth Fund, Managed Volatility Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Equity Fund, Small Company Value Fund, Small/Mid Cap Value Fund, Sustainable Equity Fund, and Total Return Bond Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting

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Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2024, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that many of the Funds had total net expense ratios at or below the medians of their peer groups, or in the lowest two-thirds of their peer groups. Those Funds include the Income & Growth Fund, Managed Volatility Fund, Equity Index Fund, Sustainable Equity Fund, MML American Funds Growth Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small/Mid Cap Value Fund, Global Fund, and Growth Allocation Fund. Of those Funds, all had net advisory fees at or below the medians of their peer groups, except the Large Cap Growth Fund, Mid Cap Growth Fund, and Mid Cap Value Fund. The Committee considered MML Advisers’ statement that the advisory arrangements for each of those Funds require MML Advisers to bear shareholder servicing expenses having the effect of increasing the Fund’s net advisory fees above the rates that would otherwise prevail, and that the shareholder services in question are the same as the services required under any separate shareholder servicing agreement relating to other Funds in the Trust and MML Series Investment Fund II. The Committee considered MML Advisers’ statement that, if the net advisory fees for those Funds were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee might, in the case of each of the Funds, be expected to be less than the applicable peer group median.
In the case of a number of Funds, the Committee noted that the Fund’s net advisory fees were at or below the medians of their peer group, or in the lowest two-thirds of their peer group, although the Funds’ total net expense ratios were in the highest one-third of their peer groups. The Committee considered MML Advisers’ statements that the relatively high total net expense ratios were affected, in the case of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, and MML American Funds Core Allocation Fund, by the fact that the Funds invest principally in actively managed underlying funds, which are more expensive than the underlying index funds in which many of their peers invest. In the case of the Total Return Bond Fund, Focused Equity Fund, Fundamental Equity Fund, International Equity Fund, and Small Company Value Fund, the Committee considered that the absolute difference between each Fund’s total net expense ratio and its peer group median was not so high as to be inconsistent with the approval of its advisory agreement, particularly in light of the Funds’ generally favorable net advisory fees.
The Committee noted that certain Funds had both total net expense ratios and net advisory fees in the highest one-third of their respective peer groups. Those Funds included the Equity Income Fund, Blue Chip Growth Fund, Small Cap Growth Equity Fund, and Foreign Fund. The Committee considered MML Advisers’ statement that, if the net advisory fees for those Funds were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee paid by each Fund, other than the Small Cap Growth Equity Fund, would be at or less than the applicable peer group median.
In the case of the Small Cap Growth Equity Fund, the Committee considered that the Fund’s total net expense ratio, at the 100th percentile, was within 18 basis points of the Fund’s peer group, and the Fund’s net advisory fee, at the 91st percentile, was within 27 basis points of the Fund’s peer group. The Committee considered MML Advisers’ statement that, if the net advisory fees for the Fund were reduced by the portion of the fees attributable to administrative services, the net advisory fee would have been significantly lower and would have fallen within 12 basis points of the peer group median. The Committee considered MML Advisers’ statement that MML Advisers considered the fee acceptable in light of the superior service that they believe the Fund’s subadviser can provide, and the small universe of appropriate subadvisers for the Fund’s strategy. The Committee also considered the Fund’s short- and long-term performance record, which was in the top half relative to its performance category for the trailing three-, five- and ten-year periods.
The Committee also determined that the absolute difference between these Funds’ total net expense ratios and their peer group medians were not otherwise so high as to prevent the approval of their advisory agreements. The Committee determined that the foregoing Funds’ net advisory fees did not appear unreasonable in light of the information presented.

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The Committee determined on the basis of these factors that the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.
The Committee considered that the majority of Funds achieved three-year investment performance at or above the medians of their performance categories, or in the top two-thirds of their performance categories. Those included the Income & Growth Fund, Managed Volatility Fund, Equity Index Fund, Sustainable Equity Fund, MML American Funds Growth Fund, Large Cap Growth Fund, Blue Chip Growth Fund, Mid Cap Growth Fund, Small/Mid Cap Value Fund, Small Company Value Fund, Small Cap Growth Equity Fund, MML American Funds Core Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund. In addition, the Committee considered that the Fundamental Equity Fund performed in the bottom one-third of its performance category for the three-year period, but performed above the median of its performance category for the one-year period.
As to the Total Return Bond Fund, the Committee considered that the Fund had performed in the 93rd and 89th percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statement that the Fund’s three-year performance was within 1.10% of its performance category median, and within 0.91% of its benchmark index. The Committee considered MML Advisers’ statement that one of the biggest drivers of the Fund’s underperformance in 2024 and for the three-year period was interest rate positioning, with the Fund’s relatively longer duration profile weighing on its returns. The Committee also noted MML Advisers’ statement that the Fund is currently under review due to changes in investment personnel at the Fund’s subadviser.
As to the Equity Income Fund, the Committee considered that the Fund had performed in the 74th and 69th percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statement that the Fund was within 0.73% of its performance category median and outperformed its benchmark index for the three-year period. The Committee also considered MML Advisers’ statement that factors including stock selection and investment style detracted from the Fund’s performance in 2023 and 2024.
As to the Focused Equity Fund, the Committee considered that the Fund had performed in the 98th and 93rd percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statement that the Fund’s lower risk profile historically outperforms during periods of higher market volatility and market selloffs. The Committee also considered MML Advisers’ statement that investor preference for higher momentum stocks in 2023 and 2024 contributed to the Fund’s underperformance, and that the subadviser’s more conservative, lower risk, lower beta strategy that favors long tenured and stable franchises resulted in top decile performance in 2022, which offset bottom quartile results in 2023 and 2024.
As to the Mid Cap Value Fund, the Committee noted that the Fund had performed in the 91st and 79th percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statement that although the Fund underperformed its performance category during the three-year period, it outperformed its benchmark index by 0.42%. The Committee also considered MML Advisers’ statement that detractors from performance in 2023 and 2024 included overweight defensive allocations and stock selection decisions within cyclical sectors. The Committee also considered MML Advisers’ statement that the subadviser’s emphasis on investing in high quality businesses selling at a discount to fair value has generated superior risk-adjusted returns over longer- and shorter-term periods, and that the Fund ranked in the 56th percentile of its performance category for the ten-year period.
As to the International Equity Fund, the Committee noted that the Fund had performed in the 95th and 67th percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statement that the Fund’s underperformance for the three-year period was primarily due to underperformance in 2024 as a result of stock selection in the financial services sector.
As to the Foreign Fund, the Committee noted that the Fund had performed in the 72nd and 92nd percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statement that the Fund’s underperformance for the three-year period was primarily due to underperformance in 2022 as a result of stock selection and sector allocation.
As to the Global Fund, the Committee noted that the Fund had performed in the 87th percentile of its performance category for the one- and three-year periods. The Committee considered MML Advisers’ statement that the Fund’s underperformance for the three-year period was primarily due to stylistic reasons, as it trailed its performance category and benchmark index when the Fund’s valuation-sensitive style was out of favor in the market. The Committee also considered MML Advisers’ statement that the Fund provided modest downside protection in 2022, consistent with expectations. The Committee also considered that MML Advisers implemented a subadviser change for the Fund in April 2025, and that the new subadviser’s strategy outperformed its peers, ranking top half for the one- and three-year periods as of December 31, 2024. The Committee considered MML Advisers’ conviction that the Fund’s shareholders will benefit from the recent subadviser change.

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As to the Conservative Allocation Fund, the Committee noted that the Fund had performed in the 82nd percentile of its performance category for the one- and three-year periods. As to the Moderate Allocation Fund, the Committee noted that the Fund had performed in the 80th and 73rd percentile of its performance category for the one- and three-year periods. The Committee noted that each Fund had stronger longer-term performance, with the Conservative Allocation Fund ranking in the 60th and 54th percentiles of its performance category for the five- and ten-year periods, respectively, and with the Moderate Allocation Fund ranking in the 63rd percentile of its performance category for the ten-year period. The Committee considered MML Advisers’ statement that manager selection detracted from each Fund’s performance during 2024.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, and the level of ongoing review of various underperforming Funds, were consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.” Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2025 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) –Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b)(1) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

(b)(2) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2, under the 1940 Act (17 CFR 270.30a-2), and, as applicable, Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/25/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/25/2025

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/25/2025